UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

November 30, 2023

Semi-Annual Report

DBX ETF Trust

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (ESCR)

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (ESHY)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

DBX ETF Trust

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (ESCR)

The Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Bloomberg MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index (the “Underlying Index”). The Underlying Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the Bloomberg US Corporate Index (an investment grade corporate bond universe), resulting in a broad investment grade fixed income market exposure with ESG aspects. It is not possible to invest directly into an index.

Quality* as of November 30, 2023

Description	% of Market Value
AAA	3.0%
AA	13.2%
A	45.1%
BBB	38.7%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of November 30, 2023

United States	86.7%
Canada	3.9%
United Kingdom	3.4%
Japan	2.2%
Other	3.8%

Total	100.0%

Sector Diversification* as of November 30, 2023

Financial	32.3%
Consumer, Non-cyclical	18.2%
Technology	10.7%
Communications	10.4%
Utilities	8.7%
Consumer, Cyclical	7.5%
Industrial	6.6%
Energy	3.6%
Basic Materials	2.0%

Total	100.0%

Modified duration to worst as of November 30, 2023: 7.0 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 8.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)

The Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the J.P. Morgan ESG EMBI Global Diversified Sovereign Index (the “Underlying Index”). The Underlying Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the J.P. Morgan EMBI Global Diversified Sovereign Index, resulting in a broad emerging markets sovereign debt market exposure with ESG aspects. It is not possible to invest directly into an index.

Quality* as of November 30, 2023

Description	% of Market Value
AA	9.7%
A	14.5%
BBB	32.6%
BB	24.0%
B	14.8%
CCC	2.9%
CC	1.5%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of November 30, 2023

Saudi Arabia	5.5%
Qatar	4.2%
Turkey	4.2%
Brazil	4.1%
Indonesia	4.0%
Romania	4.0%
Colombia	4.0%
Uruguay	3.7%
Dominican Republic	3.7%
South Africa	3.5%
Panama	3.5%
Mexico	3.5%
Philippines	3.3%
Peru	3.2%
Poland	3.1%
Oman	3.1%
China	3.0%
Jordan	3.0%
Hungary	3.0%
Kuwait	3.0%
Gabon	2.9%
Chile	2.8%
United Arab Emirates	2.5%
Bahrain	2.5%
Egypt	2.2%
Argentina	2.0%
Other	12.5%

Total	100.0%

Modified duration to worst as of November 30, 2023: 6.9 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

* As a percentage of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 17.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (ESHY)

The Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the J.P. Morgan ESG DM Corporate High Yield USD Index (the “Underlying Index”). The Underlying Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the J.P. Morgan DM High Yield USD Index (a USD denominated high yield corporate bond index of developed market issuers), resulting in a broad high yield fixed income market exposure with ESG aspects. It is not possible to invest directly into an index.

Quality* as of November 30, 2023

Description	% of Market Value
BBB	5.3%
BB	58.9%
B	26.2%
CCC	9.3%
CC	0.1%
D	0.1%
NR	0.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of November 30, 2023

United States	84.6%
Canada	5.1%
United Kingdom	2.1%
Other	8.2%

Total	100.0%

Sector Diversification* as of November 30, 2023

Consumer, Cyclical	20.3%
Communications	14.9%
Consumer, Non-cyclical	14.0%
Industrial	13.7%
Energy	13.2%
Financial	10.9%
Basic Materials	6.0%
Technology	5.1%
Utilities	1.8%
Diversified	0.1%

Total	100.0%

Modified duration to worst as of November 30, 2023: 3.7 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 21.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

The Xtrackers Municipal Infrastructure Revenue Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the U.S. long-term tax exempt bond market, consisting of infrastructure revenue bonds. It is not possible to invest directly into an index.

Quality* as of November 30, 2023

Description	% of Market Value
AAA	7.7%
AA	54.5%
A	36.2%
BBB	1.6%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Diversification* as of November 30, 2023

Airport	31.1%
Transportation	26.7%
General	14.6%
Water	14.2%
Power	11.0%
Utilities	2.3%
Development	0.1%

Total	100.0%

Modified duration to worst as of November 30, 2023: 9.2 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 38.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

The Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA High Dividend Yield Index (the “Underlying Index”). The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2023 (27.4% of Net Assets)

Description	% of Net Assets
Novartis AG (Switzerland)	4.9%
BHP Group Ltd. (Australia)	3.8%
TotalEnergies SE (France)	3.8%
Unilever PLC (United Kingdom)	2.9%
Sanofi SA (France)	2.6%
Allianz SE (Germany)	2.5%
Rio Tinto PLC (United Kingdom)	1.9%
Iberdrola SA (Spain)	1.8%
Zurich Insurance Group AG (Switzerland)	1.8%
Glencore PLC (Switzerland)	1.4%

Country Diversification* as of November 30, 2023

Switzerland	12.5%
France	9.9%
United Kingdom	9.6%
Australia	8.6%
Germany	6.2%
China	5.7%
Taiwan	5.6%
Japan	5.0%
Canada	3.9%
Hong Kong	2.9%
Singapore	2.8%
Netherlands	2.8%
Spain	2.7%
Brazil	2.5%
Other	19.3%

Total	100.0%

Sector Diversification* as of November 30, 2023

Financials	25.6%
Materials	15.4%
Energy	9.7%
Consumer Staples	8.6%
Health Care	8.0%
Consumer Discretionary	7.6%
Industrials	6.8%
Utilities	6.5%
Information Technology	5.6%
Communication Services	4.0%
Real Estate	2.2%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and cash equilvants.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 45.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

The Xtrackers MSCI EAFE High Dividend Yield Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield Index (the “Underlying Index”). The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2023 (38.6% of Net Assets)

Description	% of Net Assets
Novartis AG (Switzerland)	5.0%
BHP Group Ltd. (Australia)	4.9%
TotalEnergies SE (France)	4.8%
Unilever PLC (United Kingdom)	4.7%
Sanofi SA (France)	4.1%
Allianz SE (Germany)	4.0%
Rio Tinto PLC (United Kingdom)	3.0%
Iberdrola SA (Spain)	2.9%
Zurich Insurance Group AG (Switzerland)	2.9%
Glencore PLC (Switzerland)	2.3%

Country Diversification* as of November 30, 2023

Switzerland	16.9%
United Kingdom	14.8%
France	14.4%
Australia	12.4%
Germany	7.9%
Japan	7.8%
Singapore	4.6%
Netherlands	4.4%
Spain	3.6%
Hong Kong	2.8%
Sweden	2.2%
Finland	2.2%
Other	6.0%

Total	100.0%

Sector Diversification* as of November 30, 2023

Financials	21.9%
Materials	18.8%
Consumer Staples	11.8%
Health Care	9.4%
Industrials	8.4%
Utilities	8.3%
Consumer Discretionary	7.9%
Energy	7.6%
Communication Services	3.6%
Real Estate	2.1%
Information Technology	0.2%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 52.

6

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period the Funds, except for Xtrackers Municipal Infrastructure Revenue Bond ETF, limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF
Actual	$1,000.00	$1,010.80	0.15%	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.15%	$0.76
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF
Actual	$1,000.00	$1,031.70	0.35%	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,023.25	0.35%	$1.77
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF
Actual	$1,000.00	$1,053.50	0.20%	$1.03
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	0.20%	$1.01
Xtrackers Municipal Infrastructure Revenue Bond ETF
Actual	$1,000.00	$1,016.60	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.15%	$0.76
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Actual	$1,000.00	$1,083.80	0.20%	$1.04
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	0.20%	$1.01
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Actual	$1,000.00	$1,088.40	0.16%	$0.84
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.16%	$0.81

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

7

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF

November 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 98.8%
Basic Materials — 2.0%
Chemicals — 1.6%
Dow Chemical Co., 2.10%, 11/15/30	$10,000	$8,252
DuPont de Nemours, Inc., 5.419%, 11/15/48	5,000	4,881
Ecolab, Inc., 2.70%, 12/15/51	5,000	3,137
LyondellBasell Industries NV, 4.625%, 2/26/55	8,000	6,255
Nutrien Ltd., 2.95%, 5/13/30	10,000	8,673
PPG Industries, Inc., 1.20%, 3/15/26	6,000	5,476
Sherwin-Williams Co., 4.50%, 6/1/47	7,000	5,929

(Cost $53,259)		42,603

Iron/Steel — 0.1%
Steel Dynamics, Inc., 2.80%, 12/15/24 (Cost $1,996)	2,000	1,939

Mining — 0.3%
Freeport-McMoRan, Inc., 4.25%, 3/1/30	5,000	4,563
Newmont Corp., 4.875%, 3/15/42	5,000	4,557

(Cost $9,827)		9,120

Communications — 10.3%
Internet — 2.1%
Alibaba Group Holding Ltd., 3.25%, 2/9/61	5,000	2,888
Alphabet, Inc. 1.998%, 8/15/26	5,000	4,666
2.05%, 8/15/50	5,000	2,931
Amazon.com, Inc. 1.00%, 5/12/26	5,000	4,566
1.65%, 5/12/28	5,000	4,420
1.50%, 6/3/30	5,000	4,109
2.10%, 5/12/31	10,000	8,348
3.10%, 5/12/51	10,000	7,017
4.10%, 4/13/62	5,000	4,091
Booking Holdings, Inc., 3.60%, 6/1/26	8,000	7,737
eBay, Inc., 1.90%, 3/11/25	5,000	4,774

(Cost $68,141)		55,547

Media — 3.6%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.40%, 4/1/33	5,000	4,435
6.384%, 10/23/35	5,000	4,907
6.484%, 10/23/45	5,000	4,646
5.375%, 5/1/47	5,000	4,045
4.80%, 3/1/50	5,000	3,710

	Principal Amount	Value
Media (Continued)
Comcast Corp. 3.95%, 10/15/25	$10,000	$9,796
4.15%, 10/15/28	10,000	9,673
2.937%, 11/1/56	10,000	6,117
2.987%, 11/1/63	20,000	11,901
Discovery Communications LLC 5.20%, 9/20/47	5,000	4,051
4.65%, 5/15/50	5,000	3,775
Fox Corp., 3.05%, 4/7/25	5,000	4,840
Paramount Global 4.95%, 1/15/31	4,000	3,626
5.85%, 9/1/43	6,000	4,914
TWDC Enterprises 18 Corp., MTN, 2.95%, 6/15/27	5,000	4,736
Walt Disney Co. 1.75%, 8/30/24	4,000	3,889
2.75%, 9/1/49	8,000	5,147
3.60%, 1/13/51	5,000	3,784

(Cost $109,302)		97,992

Telecommunications — 4.6%
America Movil SAB de CV, 2.875%, 5/7/30	5,000	4,325
AT&T, Inc. 4.10%, 2/15/28	10,000	9,595
3.50%, 6/1/41	30,000	22,315
3.65%, 9/15/59	10,000	6,605
Bell Telephone Co. of Canada or Bell Canada, Series US-4, 3.65%, 3/17/51	3,000	2,139
Corning, Inc., 5.35%, 11/15/48	4,000	3,717
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	5,000	5,907
Rogers Communications, Inc. 4.50%, 3/15/43	8,000	6,500
4.30%, 2/15/48	2,000	1,516
Telefonica Europe BV, 8.25%, 9/15/30	10,000	11,495
Verizon Communications, Inc. 3.376%, 2/15/25	5,000	4,884
4.016%, 12/3/29	8,000	7,513
2.355%, 3/15/32	10,000	7,981
4.40%, 11/1/34	10,000	9,200
2.875%, 11/20/50	15,000	9,495
3.55%, 3/22/51	5,000	3,589
Vodafone Group PLC 4.125%, 5/30/25	5,000	4,913
4.25%, 9/17/50	5,000	3,870

(Cost $144,935)		125,559

Consumer, Cyclical — 7.4%
Apparel — 0.5%
NIKE, Inc., 2.75%, 3/27/27	8,000	7,523
VF Corp., 2.40%, 4/23/25	5,000	4,730

(Cost $13,402)		12,253

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Auto Manufacturers — 1.3%
General Motors Co., 6.60%, 4/1/36	$10,000	$10,265
General Motors Financial Co., Inc. 1.25%, 1/8/26	12,000	10,939
3.85%, 1/5/28	5,000	4,651
Toyota Motor Credit Corp. 3.65%, 1/8/29	5,000	4,734
1.90%, 9/12/31	7,000	5,592

(Cost $38,008)		36,181

Auto Parts & Equipment — 0.1%
Aptiv PLC / Aptiv Corp., 4.15%, 5/1/52 (Cost $2,975)	4,000	2,935

Entertainment — 0.4%
Warnermedia Holdings, Inc. 4.279%, 3/15/32	10,000	8,833
5.141%, 3/15/52	4,000	3,201

(Cost $12,996)		12,034

Home Builders — 0.2%
NVR, Inc., 3.00%, 5/15/30 (Cost $5,293)	5,000	4,317

Home Furnishings — 0.2%
Whirlpool Corp., 2.40%, 5/15/31 (Cost $6,014)	6,000	4,837

Leisure Time — 0.2%
Harley-Davidson, Inc., 3.50%, 7/28/25 (Cost $5,122)	5,000	4,808

Retail — 4.3%
AutoNation, Inc., 3.50%, 11/15/24	5,000	4,883
Dollar General Corp., 3.875%, 4/15/27	8,000	7,643
Dollar Tree, Inc., 2.65%, 12/1/31	7,000	5,711
Home Depot, Inc. 3.00%, 4/1/26	8,000	7,683
3.90%, 6/15/47	2,000	1,602
4.50%, 12/6/48	5,000	4,415
2.375%, 3/15/51	5,000	2,922
2.75%, 9/15/51	5,000	3,162
Lowe’s Cos., Inc. 3.65%, 4/5/29	10,000	9,351
2.625%, 4/1/31	10,000	8,409
2.80%, 9/15/41	5,000	3,397
McDonald’s Corp. MTN, 2.125%, 3/1/30	10,000	8,504
MTN, 4.45%, 9/1/48	5,000	4,299
Starbucks Corp. 4.00%, 11/15/28	2,000	1,918
2.55%, 11/15/30	2,000	1,711
3.50%, 11/15/50	5,000	3,611

	Principal Amount	Value
Retail (Continued)
Target Corp. 2.50%, 4/15/26	$7,000	$6,670
2.95%, 1/15/52	3,000	1,968
TJX Cos., Inc., 2.25%, 9/15/26	8,000	7,468
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50	5,000	3,259
Walmart, Inc. 1.05%, 9/17/26	10,000	9,094
4.50%, 9/9/52	10,000	9,120

(Cost $139,384)		116,800

Toys/Games/Hobbies — 0.2%
Hasbro, Inc., 3.90%, 11/19/29 (Cost $6,055)	6,000	5,401

Consumer, Non-cyclical — 17.9%
Agriculture — 0.1%
Bunge Ltd. Finance Corp., 2.75%, 5/14/31 (Cost $4,050)	4,000	3,385

Beverages — 0.8%
Coca-Cola Co., 4.20%, 3/25/50	6,000	5,279
Keurig Dr Pepper, Inc., 2.55%, 9/15/26	7,000	6,525
PepsiCo, Inc. 1.95%, 10/21/31	10,000	8,162
2.75%, 10/21/51	5,000	3,281

(Cost $29,265)		23,247

Biotechnology — 1.8%
Amgen, Inc. 5.15%, 3/2/28	10,000	10,031
5.60%, 3/2/43	10,000	9,798
4.663%, 6/15/51	4,000	3,422
3.00%, 1/15/52	3,000	1,944
5.65%, 3/2/53	5,000	4,936
Baxalta, Inc., 5.25%, 6/23/45	5,000	4,690
Biogen, Inc., 3.25%, 2/15/51	5,000	3,287
Gilead Sciences, Inc. 1.65%, 10/1/30	2,000	1,619
4.00%, 9/1/36	9,000	7,908
2.80%, 10/1/50	1,000	640

(Cost $56,731)		48,275

Commercial Services — 1.0%
Equifax, Inc., 2.60%, 12/15/25	8,000	7,565
Global Payments, Inc., 5.95%, 8/15/52	5,000	4,782
PayPal Holdings, Inc., 2.85%, 10/1/29	5,000	4,445
Quanta Services, Inc., 2.90%, 10/1/30	5,000	4,216

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Commercial Services (Continued)
RELX Capital, Inc., 4.00%, 3/18/29	$5,000	$4,774
S&P Global, Inc., 2.30%, 8/15/60	5,000	2,691

(Cost $32,905)		28,473

Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co., MTN, 4.00%, 8/15/45	3,000	2,582
Estee Lauder Cos., Inc., 2.00%, 12/1/24	5,000	4,831
Procter & Gamble Co., 2.85%, 8/11/27	11,000	10,376
Unilever Capital Corp., Series 30Y, 2.625%, 8/12/51	5,000	3,204

(Cost $24,747)		20,993

Food — 2.0%
Campbell Soup Co., 4.15%, 3/15/28	5,000	4,810
Conagra Brands, Inc., 5.40%, 11/1/48	5,000	4,480
General Mills, Inc., 3.20%, 2/10/27	6,000	5,669
Hershey Co., 2.65%, 6/1/50	4,000	2,531
Kellanova, 2.10%, 6/1/30	5,000	4,099
Kraft Heinz Foods Co. 4.25%, 3/1/31	5,000	4,673
4.875%, 10/1/49	5,000	4,396
Kroger Co. 4.45%, 2/1/47	3,000	2,467
3.95%, 1/15/50	3,000	2,275
McCormick & Co., Inc., 3.40%, 8/15/27	5,000	4,716
Mondelez International, Inc., 2.75%, 4/13/30	5,000	4,357
Sysco Corp., 6.60%, 4/1/50	5,000	5,485
Tyson Foods, Inc., 4.55%, 6/2/47	5,000	3,916

(Cost $63,390)		53,874

Healthcare-Products — 1.1%
Abbott Laboratories, 5.30%, 5/27/40	7,000	7,106
Agilent Technologies, Inc., 2.30%, 3/12/31	5,000	4,132
Baxter International, Inc., 2.60%, 8/15/26	7,000	6,510
DH Europe Finance II SARL, 2.60%, 11/15/29	5,000	4,382
Revvity, Inc., 3.625%, 3/15/51	5,000	3,354
Thermo Fisher Scientific, Inc., 2.00%, 10/15/31	4,000	3,242

(Cost $33,981)		28,726

	Principal Amount	Value
Healthcare-Services — 3.0%
Aetna, Inc., 3.875%, 8/15/47	$5,000	$3,657
Centene Corp., 2.45%, 7/15/28	10,000	8,674
Elevance Health, Inc. 2.25%, 5/15/30	10,000	8,389
3.125%, 5/15/50	5,000	3,330
HCA, Inc. 5.375%, 2/1/25	8,000	7,954
4.125%, 6/15/29	2,000	1,857
3.50%, 9/1/30	5,000	4,402
5.25%, 6/15/49	3,000	2,607
Humana, Inc., 3.125%, 8/15/29	8,000	7,223
Quest Diagnostics, Inc. 2.95%, 6/30/30	5,000	4,302
2.80%, 6/30/31	3,000	2,523
UnitedHealth Group, Inc. 5.30%, 2/15/30	15,000	15,324
4.75%, 5/15/52	6,000	5,407
5.875%, 2/15/53	5,000	5,321

(Cost $90,541)		80,970

Household Products/Wares — 0.2%
Kimberly-Clark Corp., 2.75%, 2/15/26 (Cost $5,166)	5,000	4,783

Pharmaceuticals — 7.1%
AbbVie, Inc. 3.80%, 3/15/25	5,000	4,905
3.60%, 5/14/25	10,000	9,764
4.70%, 5/14/45	5,000	4,519
4.25%, 11/21/49	12,000	10,112
AstraZeneca PLC 0.70%, 4/8/26	4,000	3,642
3.00%, 5/28/51	3,000	2,093
Becton Dickinson and Co., 4.669%, 6/6/47	5,000	4,374
Bristol-Myers Squibb Co. 0.75%, 11/13/25	5,000	4,629
3.40%, 7/26/29	6,000	5,575
4.25%, 10/26/49	8,000	6,625
Cigna Group 4.375%, 10/15/28	15,000	14,487
4.90%, 12/15/48	4,000	3,552
CVS Health Corp. 3.875%, 7/20/25	7,000	6,829
4.30%, 3/25/28	3,000	2,905
3.25%, 8/15/29	9,000	8,108
4.78%, 3/25/38	5,000	4,497
5.05%, 3/25/48	8,000	7,025
Eli Lilly & Co. 2.75%, 6/1/25	5,000	4,845
3.95%, 3/15/49	5,000	4,184
GlaxoSmithKline Capital, Inc., 3.875%, 5/15/28	5,000	4,812

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Pharmaceuticals (Continued)
Johnson & Johnson 5.95%, 8/15/37	$10,000	$11,084
3.50%, 1/15/48	3,000	2,373
McKesson Corp., 1.30%, 8/15/26	5,000	4,522
Merck & Co., Inc. 0.75%, 2/24/26	5,000	4,579
2.15%, 12/10/31	10,000	8,229
4.00%, 3/7/49	3,000	2,481
Novartis Capital Corp., 2.00%, 2/14/27	10,000	9,217
Pfizer Investment Enterprises Pte Ltd., 5.34%, 5/19/63	10,000	9,642
Pfizer, Inc. 3.45%, 3/15/29	5,000	4,715
7.20%, 3/15/39	10,000	11,923
Sanofi SA, 3.625%, 6/19/28	3,000	2,877
Zoetis, Inc. 2.00%, 5/15/30	3,000	2,488
4.70%, 2/1/43	2,000	1,792

(Cost $220,700)		193,404

Energy — 3.6%
Oil & Gas — 0.5%
Marathon Petroleum Corp. 3.80%, 4/1/28	2,000	1,875
4.50%, 4/1/48	3,000	2,388
Phillips 66, 5.875%, 5/1/42	5,000	5,156
Valero Energy Corp., 3.65%, 12/1/51	5,000	3,431

(Cost $16,405)		12,850

Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 4.08%, 12/15/47	6,000	4,794
Halliburton Co., 2.92%, 3/1/30	8,000	7,017

(Cost $12,673)		11,811

Pipelines — 2.7%
Enbridge, Inc. 3.70%, 7/15/27	5,000	4,757
3.40%, 8/1/51	5,000	3,380
Enterprise Products Operating LLC 2.80%, 1/31/30	5,000	4,395
4.20%, 1/31/50	3,000	2,459
3.30%, 2/15/53	5,000	3,497
Series E, 5.25%, 8/16/77	5,000	4,593
MPLX LP, 1.75%, 3/1/26	15,000	13,836
ONEOK, Inc. 2.75%, 9/1/24	5,000	4,886
5.20%, 7/15/48	5,000	4,397

	Principal Amount	Value
Pipelines (Continued)
Sabine Pass Liquefaction LLC 5.00%, 3/15/27	$10,000	$9,915
4.50%, 5/15/30	5,000	4,723
TransCanada PipeLines Ltd. 4.10%, 4/15/30	2,000	1,844
7.625%, 1/15/39	5,000	5,698
4.875%, 5/15/48	3,000	2,552
Williams Cos., Inc., 4.00%, 9/15/25	1,000	974

(Cost $81,550)		71,906

Financial — 31.9%
Banks — 22.9%
Banco Santander SA, 2.958%, 3/25/31	10,000	8,213
Bank of America Corp. MTN, 2.015%, 2/13/26	15,000	14,291
MTN, 1.197%, 10/24/26	20,000	18,341
5.08%, 1/20/27	10,000	9,893
3.419%, 12/20/28	20,000	18,388
MTN, 2.676%, 6/19/41	4,000	2,717
MTN, 4.083%, 3/20/51	10,000	7,934
MTN, 2.831%, 10/24/51	10,000	6,311
2.972%, 7/21/52	10,000	6,576
Bank of Montreal, MTN, 1.25%, 9/15/26	10,000	8,946
Bank of New York Mellon Corp., MTN, 3.95%, 11/18/25	15,000	14,647
Bank of Nova Scotia, 4.50%, 12/16/25	5,000	4,877
Barclays PLC, 2.667%, 3/10/32	25,000	19,749
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	10,000	9,219
Citigroup, Inc. 3.875%, 3/26/25	5,000	4,873
3.30%, 4/27/25	5,000	4,855
4.45%, 9/29/27	15,000	14,372
2.976%, 11/5/30	5,000	4,327
2.572%, 6/3/31	10,000	8,267
2.561%, 5/1/32	5,000	4,025
4.75%, 5/18/46	5,000	4,181
Cooperatieve Rabobank UA, 5.25%, 5/24/41	5,000	4,970
Credit Suisse AG/New York NY, MTN, 3.625%, 9/9/24	5,000	4,904
Deutsche Bank AG, 3.70%, 5/30/24 (a)	5,000	4,943
Deutsche Bank AG/New York NY, 3.035%, 5/28/32 (a)	15,000	11,980
Fifth Third Bancorp, 4.337%, 4/25/33	5,000	4,391
Goldman Sachs Group, Inc. MTN, 3.85%, 7/8/24	10,000	9,885
3.50%, 1/23/25	10,000	9,755
1.542%, 9/10/27	5,000	4,458
2.615%, 4/22/32	7,000	5,643

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Banks (Continued)
2.65%, 10/21/32	$8,000	$6,385
6.25%, 2/1/41	10,000	10,504
HSBC Holdings PLC 1.589%, 5/24/27	10,000	9,013
6.50%, 9/15/37	10,000	10,246
6.10%, 1/14/42	5,000	5,322
HSBC USA, Inc., 3.50%, 6/23/24	15,000	14,811
ING Groep NV, 3.95%, 3/29/27	10,000	9,506
JPMorgan Chase & Co. 2.083%, 4/22/26	15,000	14,257
1.578%, 4/22/27	15,000	13,658
2.522%, 4/22/31	15,000	12,593
2.956%, 5/13/31	10,000	8,508
4.912%, 7/25/33	15,000	14,262
3.964%, 11/15/48	10,000	7,930
KeyCorp MTN, 4.10%, 4/30/28	5,000	4,570
MTN, 2.55%, 10/1/29	5,000	4,025
Lloyds Banking Group PLC 1.627%, 5/11/27	10,000	9,029
4.344%, 1/9/48	4,000	2,922
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7/25/27	10,000	9,354
4.05%, 9/11/28	6,000	5,699
3.741%, 3/7/29	5,000	4,660
Mizuho Financial Group, Inc., 2.564%, 9/13/31	10,000	7,828
Morgan Stanley GMTN, 3.70%, 10/23/24	5,000	4,914
0.79%, 5/30/25	15,000	14,579
GMTN, 4.35%, 9/8/26	5,000	4,853
GMTN, 2.699%, 1/22/31	15,000	12,681
2.484%, 9/16/36	5,000	3,777
4.30%, 1/27/45	5,000	4,211
4.375%, 1/22/47	5,000	4,205
MTN, 2.802%, 1/25/52	6,000	3,753
NatWest Group PLC 4.269%, 3/22/25	5,000	4,969
1.642%, 6/14/27	7,000	6,291
PNC Financial Services Group, Inc. 3.90%, 4/29/24	5,000	4,960
6.875%, 10/20/34	6,000	6,383
Royal Bank of Canada, GMTN, 2.25%, 11/1/24	14,000	13,578
Santander Holdings USA, Inc., 4.40%, 7/13/27	10,000	9,533
State Street Corp., 2.20%, 3/3/31	5,000	3,995
Sumitomo Mitsui Financial Group, Inc. 2.632%, 7/14/26	5,000	4,665
3.364%, 7/12/27	15,000	14,022
3.05%, 1/14/42	5,000	3,591
Toronto-Dominion Bank, MTN, 1.20%, 6/3/26	10,000	9,037
Truist Financial Corp., MTN, 3.70%, 6/5/25	15,000	14,577

	Principal Amount	Value
Banks (Continued)
UBS AG, 4.50%, 6/26/48	$4,000	$3,615
UBS Group AG, 4.55%, 4/17/26	5,000	4,875
US Bancorp 2.40%, 7/30/24	5,000	4,891
MTN, 1.375%, 7/22/30	6,000	4,603
Westpac Banking Corp., 4.11%, 7/24/34	15,000	13,285

(Cost $689,630)		620,856

Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45%, 10/29/26	10,000	9,112
3.85%, 10/29/41	5,000	3,738
Air Lease Corp., 1.875%, 8/15/26	10,000	9,051
Ally Financial, Inc., 8.00%, 11/1/31	5,000	5,285
American Express Co. 1.65%, 11/4/26	15,000	13,605
4.05%, 12/3/42	3,000	2,541
Capital One Financial Corp., 5.817%, 2/1/34	10,000	9,388
Charles Schwab Corp., 4.625%, 3/22/30	10,000	9,573
CME Group, Inc., 3.75%, 6/15/28	8,000	7,680
Intercontinental Exchange, Inc. 3.75%, 12/1/25	5,000	4,870
3.00%, 9/15/60	5,000	3,089
Mastercard, Inc., 3.80%, 11/21/46	6,000	4,916
Nasdaq, Inc., 3.95%, 3/7/52	5,000	3,732
Nomura Holdings, Inc., 2.679%, 7/16/30	10,000	8,211
Visa, Inc. 3.15%, 12/14/25	5,000	4,832
2.75%, 9/15/27	5,000	4,676
3.65%, 9/15/47	4,000	3,171
Voya Financial, Inc., 4.70%, 1/23/48	5,000	4,044

(Cost $128,460)		111,514

Insurance — 1.9%
Aflac, Inc., 3.60%, 4/1/30	5,000	4,601
Allstate Corp., 4.20%, 12/15/46	5,000	3,968
American International Group, Inc. 3.40%, 6/30/30	5,000	4,447
4.375%, 6/30/50	3,000	2,431
AXIS Specialty Finance LLC, 4.90%, 1/15/40	5,000	4,095
Chubb INA Holdings, Inc., 4.35%, 11/3/45	5,000	4,354

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Insurance (Continued)
Manulife Financial Corp., 4.15%, 3/4/26	$5,000	$4,894
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30	5,000	4,167
MetLife, Inc., 4.60%, 5/13/46	5,000	4,385
Progressive Corp., 4.125%, 4/15/47	3,000	2,455
Prudential Financial, Inc., MTN, 2.10%, 3/10/30	8,000	6,748
Willis North America, Inc., 5.05%, 9/15/48	5,000	4,307

(Cost $62,848)		50,852

Real Estate Investment Trusts — 3.0%
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	8,000	6,910
American Tower Corp. 3.80%, 8/15/29	2,000	1,837
2.90%, 1/15/30	10,000	8,603
AvalonBay Communities, Inc., 2.05%, 1/15/32	5,000	4,014
Boston Properties LP, 3.40%, 6/21/29	5,000	4,271
Crown Castle, Inc. 3.65%, 9/1/27	2,000	1,870
3.80%, 2/15/28	6,000	5,589
Digital Realty Trust LP, 3.60%, 7/1/29	6,000	5,426
Healthpeak OP LLC, 3.00%, 1/15/30	5,000	4,297
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31	6,000	4,794
Kilroy Realty LP, 2.65%, 11/15/33	8,000	5,561
Omega Healthcare Investors, Inc., 4.50%, 1/15/25	10,000	9,791
Prologis LP, 4.375%, 2/1/29	5,000	4,798
Simon Property Group LP, 4.25%, 11/30/46	5,000	3,818
Ventas Realty LP, 4.40%, 1/15/29	6,000	5,639
Welltower OP LLC, 4.25%, 4/15/28	5,000	4,777

(Cost $94,096)		81,995

Industrial — 6.5%
Building Materials — 0.6%
Carrier Global Corp. 2.493%, 2/15/27	3,000	2,754
3.577%, 4/5/50	6,000	4,282
Martin Marietta Materials, Inc., 2.40%, 7/15/31	8,000	6,507
Masco Corp., 2.00%, 10/1/30	5,000	3,954

(Cost $21,258)		17,497

	Principal Amount	Value
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.75%, 10/15/50 (Cost $5,127)	$5,000	$3,127

Electronics — 0.6%
Amphenol Corp., 2.20%, 9/15/31	6,000	4,856
Flex Ltd., 4.875%, 5/12/30	3,000	2,848
Fortive Corp., 3.15%, 6/15/26	5,000	4,739
Vontier Corp., 2.95%, 4/1/31	5,000	3,994

(Cost $19,256)		16,437

Environmental Control — 0.4%
Republic Services, Inc., 2.30%, 3/1/30	5,000	4,252
Waste Connections, Inc., 2.60%, 2/1/30	5,000	4,328
Waste Management, Inc., 3.15%, 11/15/27	3,000	2,816

(Cost $13,694)		11,396

Hand/Machine Tools — 0.2%
Stanley Black & Decker, Inc., 4.00%, 3/15/60 (Cost $5,254)	6,000	4,867

Machinery-Construction & Mining — 0.4%
Caterpillar Financial Services Corp., 0.90%, 3/2/26	5,000	4,577
Caterpillar, Inc., 3.25%, 9/19/49	7,000	5,099

(Cost $11,716)		9,676

Machinery-Diversified — 0.8%
CNH Industrial Capital LLC, 1.875%, 1/15/26	7,000	6,499
Deere & Co., 3.90%, 6/9/42	8,000	6,800
John Deere Capital Corp., MTN, 2.05%, 1/9/25	10,000	9,676

(Cost $26,355)		22,975

Miscellaneous Manufacturing — 0.9%
3M Co., MTN, 4.00%, 9/14/48	5,000	4,060
Eaton Corp., 4.15%, 11/2/42	4,000	3,421
General Electric Co., MTN, 6.75%, 3/15/32	4,000	4,439
Parker-Hannifin Corp., 3.25%, 6/14/29	10,000	9,144
Teledyne Technologies, Inc., 1.60%, 4/1/26	5,000	4,585

(Cost $28,826)		25,649

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Packaging & Containers — 0.2%
WRKCo, Inc., 3.75%, 3/15/25 (Cost $5,142)	$5,000	$4,870

Transportation — 2.3%
Canadian National Railway Co. 2.75%, 3/1/26	5,000	4,769
2.45%, 5/1/50	5,000	3,011
Canadian Pacific Railway Co. 3.50%, 5/1/50	5,000	3,537
3.10%, 12/2/51	3,000	2,008
CSX Corp., 2.40%, 2/15/30	10,000	8,557
FedEx Corp. 4.25%, 5/15/30	5,000	4,749
5.25%, 5/15/50	5,000	4,657
Norfolk Southern Corp., 4.05%, 8/15/52	6,000	4,654
Ryder System, Inc., MTN, 2.90%, 12/1/26	5,000	4,645
Union Pacific Corp. 2.375%, 5/20/31	10,000	8,363
3.839%, 3/20/60	9,000	6,712
United Parcel Service, Inc., 3.75%, 11/15/47	7,000	5,540

(Cost $77,186)		61,202

Technology — 10.6%
Computers — 3.5%
Apple, Inc. 2.75%, 1/13/25	6,000	5,855
3.20%, 5/13/25	12,000	11,702
3.85%, 8/4/46	15,000	12,579
3.75%, 11/13/47	15,000	12,241
2.95%, 9/11/49	2,000	1,399
Dell International LLC / EMC Corp., 6.02%, 6/15/26	5,000	5,058
Hewlett Packard Enterprise Co. 1.75%, 4/1/26	7,000	6,446
6.35%, 10/15/45	3,000	3,062
HP, Inc., 3.40%, 6/17/30	10,000	8,846
International Business Machines Corp. 3.50%, 5/15/29	15,000	13,986
4.25%, 5/15/49	5,000	4,136
NetApp, Inc., 1.875%, 6/22/25	5,000	4,715
Western Digital Corp., 2.85%, 2/1/29	5,000	4,094

(Cost $108,849)		94,119

Semiconductors — 3.3%
Analog Devices, Inc., 2.95%, 10/1/51	5,000	3,311
Applied Materials, Inc., 2.75%, 6/1/50	3,000	1,992
Broadcom, Inc. 144A,3.137%, 11/15/35	12,000	9,351
144A,3.187%, 11/15/36	10,000	7,654

	Principal Amount	Value
Semiconductors (Continued)
Intel Corp. 3.70%, 7/29/25	$10,000	$9,776
4.10%, 5/11/47	5,000	4,072
3.05%, 8/12/51	6,000	3,972
3.10%, 2/15/60	7,000	4,485
Lam Research Corp., 4.875%, 3/15/49	2,000	1,850
Marvell Technology, Inc., 1.65%, 4/15/26	6,000	5,517
Micron Technology, Inc., 2.703%, 4/15/32	10,000	8,025
NVIDIA Corp., 3.70%, 4/1/60	4,000	3,079
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.15%, 5/1/27	5,000	4,649
QUALCOMM, Inc. 3.45%, 5/20/25	5,000	4,883
1.65%, 5/20/32	10,000	7,825
Texas Instruments, Inc., 4.15%, 5/15/48	5,000	4,245
TSMC Arizona Corp., 2.50%, 10/25/31	5,000	4,139

(Cost $106,358)		88,825

Software — 3.8%
Adobe, Inc., 2.15%, 2/1/27	7,000	6,477
Autodesk, Inc., 2.40%, 12/15/31	5,000	4,107
Broadridge Financial Solutions, Inc., 2.60%, 5/1/31	5,000	4,124
Electronic Arts, Inc., 1.85%, 2/15/31	5,000	4,005
Fidelity National Information Services, Inc., 2.25%, 3/1/31	7,000	5,682
Fiserv, Inc., 4.20%, 10/1/28	10,000	9,565
Microsoft Corp. 2.40%, 8/8/26	10,000	9,460
2.525%, 6/1/50	6,000	3,867
144A,2.50%, 9/15/50	2,000	1,271
2.921%, 3/17/52	10,000	6,923
3.95%, 8/8/56	2,000	1,657
Oracle Corp. 2.50%, 4/1/25	5,000	4,804
2.95%, 5/15/25	5,000	4,824
2.80%, 4/1/27	5,000	4,643
2.95%, 4/1/30	6,000	5,262
4.30%, 7/8/34	15,000	13,543
3.60%, 4/1/50	7,000	4,904
3.95%, 3/25/51	5,000	3,701
VMware, Inc., 4.70%, 5/15/30	6,000	5,721

(Cost $123,295)		104,540

Utilities — 8.6%
Electric — 6.8%
AEP Texas, Inc., 5.25%, 5/15/52	4,000	3,604

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Electric (Continued)
Avangrid, Inc., 3.20%, 4/15/25	$7,000	$6,762
Baltimore Gas and Electric Co., 3.50%, 8/15/46	5,000	3,560
CenterPoint Energy Houston Electric LLC Series Z, 2.40%, 9/1/26	5,000	4,657
Series AF, 3.35%, 4/1/51	5,000	3,488
CMS Energy Corp., 3.00%, 5/15/26	6,000	5,674
Commonwealth Edison Co. 2.55%, 6/15/26	10,000	9,433
4.00%, 3/1/48	5,000	3,943
3.00%, 3/1/50	6,000	3,873
Series 130, 3.125%, 3/15/51	15,000	9,882
Consolidated Edison Co. of New York, Inc. Series 06-A, 5.85%, 3/15/36	10,000	10,155
3.20%, 12/1/51	5,000	3,282
3.60%, 6/15/61	5,000	3,437
Consumers Energy Co., 3.95%, 5/15/43	6,000	4,810
Eversource Energy Series L, 2.90%, 10/1/24	15,000	14,629
3.45%, 1/15/50	13,000	8,820
Exelon Corp., 3.40%, 4/15/26	10,000	9,590
ITC Holdings Corp., 3.35%, 11/15/27	10,000	9,324
National Rural Utilities Cooperative Finance Corp., 4.40%, 11/1/48	10,000	8,149
NSTAR Electric Co., 3.10%, 6/1/51	2,000	1,298
Ohio Power Co., Series Q, 1.625%, 1/15/31	5,000	3,924
Oncor Electric Delivery Co. LLC, 2.75%, 5/15/30	5,000	4,341
PPL Electric Utilities Corp., 3.00%, 10/1/49	10,000	6,639
Public Service Electric and Gas Co.
MTN, 1.90%, 8/15/31	10,000	7,928
MTN, 2.05%, 8/1/50	5,000	2,713
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/1/30	10,000	8,016
Series RRR, 3.75%, 6/1/47	10,000	7,401
Sempra 3.40%, 2/1/28	8,000	7,432
4.00%, 2/1/48	4,000	3,057
4.125%, 4/1/52	5,000	4,089

(Cost $225,825)		183,910

	Principal Amount	Value
Gas — 1.1%
Atmos Energy Corp. 1.50%, 1/15/31	$6,000	$4,687
2.85%, 2/15/52	4,000	2,510
Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31	5,000	4,088
Southern California Gas Co.
Series XX, 2.55%, 2/1/30	10,000	8,540
Series VV, 4.30%, 1/15/49	5,000	4,001
Southwest Gas Corp., 3.18%, 8/15/51	8,000	4,846

(Cost $38,358)		28,672

Water — 0.7%
American Water Capital Corp. 3.40%, 3/1/25	6,000	5,847
3.45%, 5/1/50	11,000	7,836
Essential Utilities, Inc., 2.40%, 5/1/31	8,000	6,444

(Cost $27,756)		20,127

TOTAL CORPORATE BONDS (Cost $3,108,102)		2,678,129

	Number of Shares
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b) (Cost $11,961)	11,961	11,961

TOTAL INVESTMENTS — 99.2% (Cost $3,120,063)		$2,690,090
Other assets and liabilities, net — 0.8%		21,376

NET ASSETS — 100.0%		$2,711,466

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2023 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
CORPORATE BONDS — 0.6%
Financial — 0.6%
Deutsche Bank AG, 3.700%, 5/30/24 (a)
4,866	10	—	—	67	92	—	5,000	4,943
Deutsche Bank AG/New York NY, 3.035%, 5/28/32 (a)
11,905	—	(6)	—	81	226	—	15,000	11,980

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
18,520	50,498	(57,057)	—	—	195	—	11,961	11,961

35,291	50,508	(57,063)	—	148	513	—	31,961	28,884

(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$2,678,129	$—	$2,678,129
Short-Term Investments (a)	11,961	—	—	11,961

TOTAL	$11,961	$2,678,129	$—	$2,690,090

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF

November 30, 2023 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS — 97.9%
Argentina — 1.9%
Argentine Republic Government International Bond 1.00%, 7/9/29	$20,000	$7,280
0.75% - 1.75%, 7/9/30 (a)	65,000	24,212
3.625% - 5.00%, 7/9/35 (a)	115,000	37,375
4.25% - 5.00%, 1/9/38 (a)	78,000	28,743
3.50% - 4.875%, 7/9/41 (a)	71,000	23,359
3.625% - 5.00%, 7/9/46 (a)	16,000	5,232

(Cost $195,526)		126,201

Bahrain — 2.4%
Bahrain Government International Bond, REGS, 6.00%, 9/19/44 (Cost $198,133)	200,000	158,500

Barbados — 0.2%
Barbados Government International Bond, REGS, 6.50%, 10/1/29 (Cost $11,409)	12,000	11,320

Bolivia — 0.2%
Bolivian Government International Bond, REGS, 4.50%, 3/20/28 (Cost $24,843)	28,000	13,300

Brazil — 4.0%
Brazilian Government International Bond 2.875%, 6/6/25	30,000	28,805
4.625%, 1/13/28	38,000	37,259
4.50%, 5/30/29	38,000	36,069
3.875%, 6/12/30	38,000	33,989
3.75%, 9/12/31	23,000	20,066
8.25%, 1/20/34	28,000	31,552
7.125%, 1/20/37	19,000	19,803
5.625%, 1/7/41	19,000	16,573
5.00%, 1/27/45	27,000	20,824
5.625%, 2/21/47	19,000	15,718
4.75%, 1/14/50	7,000	5,066

(Cost $297,978)		265,724

Chile — 2.7%
Chile Government International Bond 3.125%, 1/21/26	10,000	9,605
2.55%, 7/27/33	38,000	30,353
3.10%, 5/7/41	38,000	27,274
4.34%, 3/7/42	57,000	48,208
3.86%, 6/21/47	57,000	43,933
3.10%, 1/22/61	30,000	18,442

(Cost $225,576)		177,815

China — 2.9%
China Government International Bond, REGS, 3.50%, 10/19/28
(Cost $222,890)	200,000	193,295

Colombia — 3.9%
Colombia Government International Bond 8.125%, 5/21/24	25,000	25,337
3.875%, 4/25/27	30,000	27,947

	Principal Amount	Value
Colombia (Continued)
3.00%, 1/30/30	$30,000	$24,120
3.25%, 4/22/32	44,000	33,187
7.375%, 9/18/37	15,000	14,535
6.125%, 1/18/41	30,000	25,027
4.125%, 2/22/42	9,000	5,883
5.625%, 2/26/44	30,000	23,032
5.00%, 6/15/45	38,000	26,933
5.20%, 5/15/49	34,000	24,098
4.125%, 5/15/51	20,000	12,055
8.75%, 11/14/53	5,000	5,319
3.875%, 2/15/61	16,000	8,956

(Cost $292,247)		256,429

Costa Rica — 1.7%
Costa Rica Government International Bond REGS, 6.125%, 2/19/31	34,000	34,051
REGS, 5.625%, 4/30/43	25,000	21,666
REGS, 7.158%, 3/12/45	55,000	55,963

(Cost $97,613)		111,680

Dominican Republic — 3.6%
Dominican Republic International Bond REGS, 6.875%, 1/29/26	35,000	35,230
REGS, 6.00%, 7/19/28	40,000	39,066
REGS, 4.50%, 1/30/30	50,000	44,175
REGS, 5.30%, 1/21/41	57,000	45,970
REGS, 7.45%, 4/30/44	57,000	56,430
REGS, 6.40%, 6/5/49	6,000	5,310
REGS, 5.875%, 1/30/60	16,000	12,873

(Cost $259,480)		239,054

Ecuador — 1.0%
Ecuador Government International Bond 144A, 6.00% - 6.90%, 7/31/30 (a)	20,000	9,300
144A, 3.50% - 6.90%, 7/31/35 (a)	56,000	19,869
REGS, 3.50% - 6.90%, 7/31/35 (a)	45,000	15,965
144A, 2.50% - 6.90%, 7/31/40 (a)	44,000	13,816
REGS, 2.50% - 6.90%, 7/31/40 (a)	28,000	8,792

(Cost $120,519)		67,742

Egypt — 2.2%
Egypt Government International Bond, REGS, 7.600%, 3/1/29 (Cost $200,672)	200,000	141,250

El Salvador — 1.1%
El Salvador Government International Bond REGS, 6.375%, 1/18/27	19,000	16,132
REGS, 8.625%, 2/28/29	25,000	21,396
REGS, 7.65%, 6/15/35	27,000	20,143
REGS, 7.625%, 2/1/41	12,000	8,539
REGS, 7.125%, 1/20/50	5,000	3,369

(Cost $74,106)		69,579

Gabon — 2.8%
Gabon Government International Bond, REGS, 6.95%, 6/16/25 (Cost $184,017)	200,000	185,000

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Ghana — 0.7%
Ghana Government International Bond, REGS, 6.375%, 2/11/27 * (Cost $39,323)	$100,000	$44,375

Guatemala — 1.1%
Guatemala Government Bond, REGS, 4.90%, 6/1/30 (Cost $77,602)	75,000	69,004

Honduras — 0.1%
Honduras Government International Bond REGS, 6.25%, 1/19/27	5,000	4,718
REGS, 5.625%, 6/24/30	5,000	4,280

(Cost $8,709)		8,998

Hungary — 2.9%
Hungary Government International Bond, 7.625%, 3/29/41 (Cost $205,909)	174,000	192,922

Indonesia — 3.9%
Indonesia Government International Bond REGS, 4.75%, 1/8/26	60,000	59,622
REGS, 7.75%, 1/17/38	100,000	122,437
REGS, 6.75%, 1/15/44	40,000	45,600
3.05%, 3/12/51	25,000	17,343
4.45%, 4/15/70	15,000	12,303

(Cost $283,345)		257,305

Ivory Coast (Cote D’Ivoire) — 0.8%
Ivory Coast Government International Bond, REGS, 5.75%, 12/31/32 (Cost $56,196)	56,695	52,552

Jamaica — 1.4%
Jamaica Government International Bond 6.75%, 4/28/28	45,000	47,767
7.875%, 7/28/45	40,000	47,200

(Cost $93,970)		94,967

Jordan — 2.9%
Jordan Government International Bond, REGS, 5.75%, 1/31/27 (Cost $203,780)	200,000	193,000

Kuwait — 2.9%
Kuwait International Government Bond, REGS, 3.50%, 3/20/27 (Cost $210,064)	200,000	192,875

Malaysia — 0.2%
Malaysia Wakala Sukuk Bhd, REGS, 3.075%, 4/28/51 (Cost $12,919)	17,000	11,911

Mexico — 3.4%
Mexico Government International Bond 3.25%, 4/16/30	21,000	18,480
MTN, 8.30%, 8/15/31	30,000	35,820
Series A, MTN, 7.50%, 4/8/33	19,000	21,118
Series A, MTN, 6.75%, 9/27/34	15,000	15,690
6.05%, 1/11/40	30,000	28,867

	Principal Amount	Value
Mexico (Continued)
MTN, 4.75%, 3/8/44	$34,000	$27,506
5.55%, 1/21/45	15,000	13,564
4.60%, 1/23/46	25,000	19,606
4.60%, 2/10/48	30,000	23,243
3.771%, 5/24/61	16,000	10,140
GMTN, 5.75%, 10/12/10	10,000	8,358

(Cost $274,488)		222,392

Mongolia — 0.3%
Mongolia Government International Bond, REGS, 5.125%, 4/7/26 (Cost $17,941)	19,000	18,369

Oman — 3.1%
Oman Government International Bond, REGS, 5.625%, 1/17/28 (Cost $176,416)	200,000	200,410

Panama — 3.4%
Panama Government International Bond 3.875%, 3/17/28	57,000	51,542
9.375%, 4/1/29	10,000	11,167
3.16%, 1/23/30	19,000	15,614
6.40%, 2/14/35	23,000	21,583
6.70%, 1/26/36	38,000	36,223
4.50%, 4/16/50	8,000	5,226
4.30%, 4/29/53	19,000	11,856
4.50%, 4/1/56	47,000	29,857
3.87%, 7/23/60	55,000	31,068
4.50%, 1/19/63	19,000	11,794

(Cost $328,132)		225,930

Papua New Guinea — 0.2%
Papua New Guinea Government International Bond, REGS, 8.375%, 10/4/28 (Cost $10,209)	11,000	10,323

Paraguay — 1.2%
Paraguay Government International Bond REGS, 4.70%, 3/27/27	30,000	29,230
REGS, 5.60%, 3/13/48	20,000	16,867
REGS, 5.40%, 3/30/50	37,000	30,415

(Cost $78,860)		76,512

Peru — 3.1%
Peruvian Government International Bond 4.125%, 8/25/27	10,000	9,620
2.783%, 1/23/31	41,000	34,624
8.75%, 11/21/33	38,000	46,360
3.00%, 1/15/34	38,000	30,657
6.55%, 3/14/37	25,000	26,781
3.30%, 3/11/41	28,000	20,494
5.625%, 11/18/50	25,000	24,269
2.78%, 12/1/60	20,000	11,595

(Cost $266,403)		204,400

Philippines — 3.2%
Philippine Government International Bond 9.50%, 2/2/30	61,000	75,030
1.648%, 6/10/31	30,000	23,775

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Philippines (Continued)
3.95%, 1/20/40	$19,000	$16,055
3.70%, 3/1/41	38,000	30,400
3.70%, 2/2/42	57,000	45,172
4.20%, 3/29/47	28,000	23,065

(Cost $262,076)		213,497

Poland — 3.1%
Republic of Poland Government International Bond 3.25%, 4/6/26	54,000	51,841
5.75%, 11/16/32	67,000	69,680
4.875%, 10/4/33	27,000	26,225
5.50%, 4/4/53	55,000	53,056

(Cost $208,506)		200,802

Qatar — 4.1%
Qatar Government International Bond 144A, 9.75%, 6/15/30	160,000	204,800
144A, 6.40%, 1/20/40	60,000	66,083

(Cost $298,777)		270,883

Romania — 3.9%
Romanian Government International Bond REGS, 4.875%, 1/22/24	44,000	44,014
REGS, 3.00%, 2/14/31	20,000	16,337
REGS, 3.625%, 3/27/32	20,000	16,663
REGS, 7.125%, 1/17/33	36,000	37,463
REGS, 6.00%, 5/25/34	20,000	19,287
144A, 6.125%, 1/22/44	60,000	55,275
REGS, 6.125%, 1/22/44	20,000	18,425
REGS, 5.125%, 6/15/48	20,000	15,981
REGS, 4.00%, 2/14/51	34,000	22,695
REGS, 7.625%, 1/17/53	10,000	10,498

(Cost $303,471)		256,638

Saudi Arabia — 5.4%
Saudi Government International Bond REGS, 2.25%, 2/2/33	200,000	158,625
REGS, 4.875%, 7/18/33	200,000	196,000

(Cost $395,966)		354,625

South Africa — 3.5%
Republic of South Africa Government International Bond 5.875%, 9/16/25	50,000	49,969
4.85%, 9/27/27	65,000	62,156
4.30%, 10/12/28	35,000	31,631
5.875%, 4/20/32	5,000	4,498
5.65%, 9/27/47	10,000	7,262
6.30%, 6/22/48	35,000	27,475
5.75%, 9/30/49	60,000	43,725

(Cost $235,647)		226,716

Sri Lanka — 0.9%
Sri Lanka Government International Bond
REGS, 6.85%, 3/14/24 *(b)	15,000	7,725
REGS, 7.55%, 3/28/30 *(b)	100,000	50,467

(Cost $89,006)		58,192

	Principal Amount	Value
Trinidad and Tobago — 0.4%
Trinidad & Tobago Government International Bond, REGS, 4.50%, 8/4/26 (Cost $28,632)	$28,000	$27,272

Turkey — 4.1%
Turkiye Government International Bond 7.375%, 2/5/25	30,000	30,412
4.75%, 1/26/26	26,000	24,830
4.25%, 4/14/26	42,000	39,467
4.875%, 10/9/26	38,000	35,811
9.875%, 1/15/28	10,000	10,775
5.125%, 2/17/28	10,000	9,200
6.125%, 10/24/28	38,000	35,910
5.25%, 3/13/30	10,000	8,694
6.875%, 3/17/36	20,000	17,763
6.00%, 1/14/41	10,000	7,713
4.875%, 4/16/43	20,000	13,200
6.625%, 2/17/45	24,000	19,200
5.75%, 5/11/47	23,000	16,316

(Cost $267,567)		269,291

Ukraine — 0.9%
Ukraine Government International Bond REGS, 7.75%, 9/1/29 *	150,000	42,323
144A, 9.75%, 11/1/30 *	60,000	17,460

(Cost $162,141)		59,783

United Arab Emirates — 2.5%
Abu Dhabi Government International Bond, REGS, 4.125%, 10/11/47 (Cost $244,084)	200,000	162,000

Uruguay — 3.7%
Uruguay Government International Bond 4.375%, 10/27/27	20,000	20,032
4.375%, 1/23/31	46,000	44,676
7.875%, 1/15/33	27,000	31,927
7.625%, 3/21/36	20,000	23,890
4.125%, 11/20/45	17,000	14,588
5.10%, 6/18/50	63,000	59,299
4.975%, 4/20/55	50,000	45,633

(Cost $302,611)		240,045

TOTAL SOVEREIGN BONDS (Cost $7,547,759)		6,432,878

	Number of Shares
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 5.31% (c) (Cost $40,915)	40,915	40,915

TOTAL INVESTMENTS — 98.5%
(Cost $7,588,674)		$6,473,793
Other assets and liabilities, net — 1.5%		98,698

NET ASSETS — 100.0%		$6,572,491

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (Continued)

November 30, 2023 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 5.31% (c)
29,514	416,098	(404,697)	—	—	1,189	—	40,915	40,915

*	Non-income producing security.
(a)

Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (a)	$—	$6,432,878	$—	$6,432,878
Short-Term Investments (a)	40,915	—	—	40,915

TOTAL	$40,915	$6,432,878	$—	$6,473,793

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF

November 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 97.4%
Basic Materials — 5.9%
Chemicals — 3.3%
Ashland, Inc., 6.875%, 5/15/43	$3,000	$2,865
ASP Unifrax Holdings, Inc., 144A,5.25%, 9/30/28	5,000	3,450
Avient Corp., 144A,5.75%, 5/15/25	14,000	13,983
Axalta Coating Systems LLC, 144A,3.375%, 2/15/29	5,000	4,355
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 144A,4.75%, 6/15/27	5,000	4,745
Cerdia Finanz GmbH, 144A,10.50%, 2/15/27	5,000	5,081
Chemours Co., 144A,5.75%, 11/15/28	8,000	7,282
Consolidated Energy Finance SA, 144A,5.625%, 10/15/28	3,000	2,509
CVR Partners LP / CVR Nitrogen Finance Corp., 144A,6.125%, 6/15/28	4,000	3,678
Element Solutions, Inc., 144A,3.875%, 9/1/28	6,000	5,344
HB Fuller Co., 4.25%, 10/15/28	5,000	4,525
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.,144A,9.00%, 7/1/28	5,000	4,737
INEOS Quattro Finance 2 PLC, 144A,3.375%, 1/15/26	7,000	6,677
Ingevity Corp.,144A, 3.875%, 11/1/28	5,000	4,286
Iris Holding, Inc., 144A,10.00%, 12/15/28	2,000	1,597
Methanex Corp., 5.65%, 12/1/44	5,000	4,074
NOVA Chemicals Corp. 144A,4.875%, 6/1/24	10,000	9,887
144A,5.25%, 6/1/27	9,000	8,122
REGS, 4.25%, 5/15/29	3,000	2,378
Nufarm Australia Ltd. / Nufarm Americas, Inc., 144A,5.00%, 1/27/30	5,000	4,437
Olympus Water US Holding Corp. 144A,9.75%, 11/15/28	12,000	12,360
144A,6.25%, 10/1/29	5,000	4,138
SCIH Salt Holdings, Inc. 144A,4.875%, 5/1/28	5,000	4,553
144A,6.625%, 5/1/29	3,000	2,663
SCIL IV LLC / SCIL USA Holdings LLC, 144A,5.375%, 11/1/26	7,000	6,580
SK Invictus Intermediate II SARL, 144A,5.00%, 10/30/29	5,000	4,067
SNF Group SACA, 144A,3.125%, 3/15/27	5,000	4,512
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 144A,5.125%, 4/1/29	3,000	1,185
Tronox, Inc., 144A,4.625%, 3/15/29	9,000	7,695

	Principal Amount	Value
Chemicals (Continued)
Valvoline, Inc., 144A,4.25%, 2/15/30	$9,000	$8,903
Vibrantz Technologies, Inc., 144A,9.00%, 2/15/30	5,000	3,862
WR Grace Holdings LLC 144A,4.875%, 6/15/27	7,000	6,709
144A,5.625%, 8/15/29	5,000	4,238
144A,7.375%, 3/1/31	3,000	2,923

(Cost $193,212)		178,400

Forest Products & Paper — 0.2%
Ahlstrom Holding 3 Oy, 144A,4.875%, 2/4/28	2,000	1,697
Domtar Corp., 144A,6.75%, 10/1/28	5,000	4,376
Glatfelter Corp., 144A,4.75%, 11/15/29	3,000	1,860
Mercer International, Inc., 5.125%, 2/1/29	5,000	4,181

(Cost $13,977)		12,114

Iron/Steel — 1.2%
ATI, Inc., 5.125%, 10/1/31	5,000	4,400
Big River Steel LLC / BRS Finance Corp., 144A,6.625%, 1/31/29	7,000	7,035
Carpenter Technology Corp., 6.375%, 7/15/28	5,000	4,956
Cleveland-Cliffs, Inc. 5.875%, 6/1/27	6,000	5,910
144A,6.75%, 4/15/30	6,000	5,835
Commercial Metals Co., 4.375%, 3/15/32	5,000	4,290
Mineral Resources Ltd. 144A,8.125%, 5/1/27	9,000	9,045
144A,8.00%, 11/1/27	9,000	9,014
144A,8.50%, 5/1/30	7,000	7,091
United States Steel Corp., 6.875%, 3/1/29	5,000	5,000

(Cost $63,491)		62,576

Mining — 1.2%
Arsenal AIC Parent LLC, 144A,8.00%, 10/1/30	9,000	9,225
Coeur Mining, Inc., 144A,5.125%, 2/15/29	2,000	1,720
Compass Minerals International, Inc., 144A,6.75%, 12/1/27	5,000	4,900
Constellium SE, 144A,3.75%, 4/15/29	3,000	2,627
Eldorado Gold Corp., 144A,6.25%, 9/1/29	5,000	4,517
FMG Resources August 2006 Pty Ltd. 144A,4.375%, 4/1/31	11,000	9,660
144A,6.125%, 4/15/32	12,000	11,625
Hudbay Minerals, Inc., 144A,6.125%, 4/1/29	5,000	4,756

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Mining (Continued)
JW Aluminum Continuous Cast Co., 144A,10.25%, 6/1/26	$3,000	$2,996
Kaiser Aluminum Corp., 144A, 4.50%, 6/1/31	7,000	5,696
Novelis Corp. 144A,4.75%, 1/30/30	5,000	4,569
144A,3.875%, 8/15/31	6,000	5,077

(Cost $73,100)		67,368

Communications — 14.5%
Advertising — 0.8%
Advantage Sales & Marketing, Inc., 144A,6.50%, 11/15/28	5,000	4,488
Clear Channel International BV, 144A,6.625%, 8/1/25	5,000	4,938
Clear Channel Outdoor Holdings, Inc. 144A,7.75%, 4/15/28	6,000	4,935
144A,7.50%, 6/1/29	10,000	7,927
CMG Media Corp., 144A,8.875%, 12/15/27	5,000	4,125
Lamar Media Corp., 3.75%, 2/15/28	5,000	4,621
Outfront Media Capital LLC / Outfront Media Capital Corp.,144A,5.00%, 8/15/27	12,000	11,339
Stagwell Global LLC, 144A,5.625%, 8/15/29	5,000	4,394

(Cost $53,442)		46,767

Internet — 1.8%
ANGI Group LLC, 144A,3.875%, 8/15/28	5,000	4,125
Arches Buyer, Inc., 144A,6.125%, 12/1/28	7,000	6,029
Cablevision Lightpath LLC, 144A,5.625%, 9/15/28	3,000	2,265
Cogent Communications Group, Inc., 144A,3.50%, 5/1/26	7,000	6,580
EquipmentShare.com, Inc., 144A,9.00%, 5/15/28	5,000	4,950
Gen Digital, Inc. 144A,5.00%, 4/15/25	8,000	7,942
144A,6.75%, 9/30/27	7,000	7,064
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 144A,5.25%, 12/1/27	5,000	4,869
144A,3.50%, 3/1/29	5,000	4,406
ION Trading Technologies SARL, 144A,5.75%, 5/15/28	5,000	4,256
Match Group Holdings II LLC, 144A,4.625%, 6/1/28	9,000	8,435
Millennium Escrow Corp., 144A,6.625%, 8/1/26	5,000	3,881
Newfold Digital Holdings Group, Inc. 144A,11.75%, 10/15/28	3,000	3,082
144A,6.00%, 2/15/29	3,000	2,074
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.,144A,4.75%, 4/30/27	5,000	4,588
Photo Holdings Merger Sub, Inc., 144A,8.50%, 10/1/26	4,000	1,700

	Principal Amount	Value
Internet (Continued)
Rakuten Group, Inc. 144A,6.25%, Perpetual (b)	$7,000	$4,655
144A,10.25%, 11/30/24	5,000	5,113
Uber Technologies, Inc., 144A,4.50%, 8/15/29	8,000	7,399
Ziff Davis, Inc., 144A,4.625%, 10/15/30	3,000	2,659

(Cost $104,101)		96,072

Media — 7.0%
AMC Networks, Inc. 4.75%, 8/1/25	6,000	5,709
4.25%, 2/15/29	5,000	3,500
Cable One, Inc., 144A,4.00%, 11/15/30	5,000	3,925
CCO Holdings LLC / CCO Holdings Capital Corp. 144A,5.125%, 5/1/27	10,000	9,565
144A,5.00%, 2/1/28	10,000	9,374
144A,6.375%, 9/1/29	5,000	4,837
144A,4.75%, 3/1/30	12,000	10,562
144A,4.50%, 8/15/30	5,000	4,304
144A,4.25%, 2/1/31	10,000	8,371
144A,4.75%, 2/1/32	5,000	4,206
4.50%, 5/1/32	12,000	9,900
144A,4.50%, 6/1/33	6,000	4,809
144A,4.25%, 1/15/34	4,000	3,140
CSC Holdings LLC 5.25%, 6/1/24	4,000	3,820
144A,5.50%, 4/15/27	7,000	6,197
144A,5.375%, 2/1/28	8,000	6,800
144A,6.50%, 2/1/29	9,000	7,627
144A,5.75%, 1/15/30	9,000	5,145
144A,4.625%, 12/1/30	10,000	5,500
144A,4.50%, 11/15/31	9,000	6,412
144A,5.00%, 11/15/31	9,000	5,093
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.,144A,5.875%, 8/15/27	15,000	13,500
DISH DBS Corp. 5.875%, 11/15/24	10,000	8,801
7.75%, 7/1/26	16,000	9,566
144A,5.25%, 12/1/26	20,000	16,156
144A,5.75%, 12/1/28	14,000	10,500
DISH Network Corp., 144A,11.75%, 11/15/27	5,000	4,969
GCI LLC, 144A,4.75%, 10/15/28	3,000	2,695
Gray Escrow II, Inc., 144A,5.375%, 11/15/31	5,000	3,587
Gray Television, Inc. 144A,5.875%, 7/15/26	10,000	9,425
144A,4.75%, 10/15/30	5,000	3,594
iHeartCommunications, Inc. 6.375%, 5/1/26	4,000	3,425
8.375%, 5/1/27	7,000	4,917
144A,4.75%, 1/15/28	2,000	1,530

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Media (Continued)
LCPR Senior Secured Financing DAC, 144A,5.125%, 7/15/29	$5,000	$4,237
Liberty Interactive LLC, 8.25%, 2/1/30	2,000	830
McGraw-Hill Education, Inc., 144A,5.75%, 8/1/28	5,000	4,587
News Corp., 144A,3.875%, 5/15/29	6,000	5,325
Nexstar Media, Inc., 144A,5.625%, 7/15/27	10,000	9,520
Paramount Global, 6.375%, 3/30/62	5,000	4,044
Radiate Holdco LLC / Radiate Finance, Inc., 144A,6.50%, 9/15/28	6,000	2,855
Scripps Escrow II, Inc., 144A,5.375%, 1/15/31	5,000	3,475
Sinclair Television Group, Inc., 144A,5.50%, 3/1/30	4,000	2,970
Sirius XM Radio, Inc. 144A,5.00%, 8/1/27	8,000	7,650
144A,4.00%, 7/15/28	12,000	10,774
144A,5.50%, 7/1/29	8,000	7,450
144A,4.125%, 7/1/30	5,000	4,227
144A,3.875%, 9/1/31	3,000	2,432
TEGNA, Inc. 4.625%, 3/15/28	8,000	7,305
5.00%, 9/15/29	6,000	5,340
Univision Communications, Inc. 144A,6.625%, 6/1/27	12,000	11,887
144A,4.50%, 5/1/29	8,000	7,030
UPC Broadband Finco BV, 144A,4.875%, 7/15/31	5,000	4,269
UPC Holding BV, 144A,5.50%, 1/15/28	9,000	8,191
Urban One, Inc., 144A,7.375%, 2/1/28	3,000	2,561
Videotron Ltd., 144A,5.125%, 4/15/27	5,000	4,863
Virgin Media Finance PLC, 144A,5.00%, 7/15/30	8,000	6,720
Virgin Media Secured Finance PLC, 144A,5.50%, 5/15/29	9,000	8,483
Virgin Media Vendor Financing Notes IV DAC, 144A,5.00%, 7/15/28	5,000	4,513
VZ Secured Financing BV, 144A,5.00%, 1/15/32	13,000	10,790
Ziggo Bond Co. BV, 144A,6.00%, 1/15/27	5,000	4,763
Ziggo BV,144A,4.875%, 1/15/30	5,000	4,305

(Cost $445,560)		382,857

Telecommunications — 4.9%
Altice France Holding SA 144A,10.50%, 5/15/27	7,000	3,832
144A,6.00%, 2/15/28	8,000	3,311
Altice France SA 144A,8.125%, 2/1/27	14,000	12,154

	Principal Amount	Value
Telecommunications (Continued)
144A,5.50%, 1/15/28	$10,000	$7,702
144A,5.125%, 7/15/29	5,000	3,581
British Telecommunications PLC, 144A,4.875%, 11/23/81	5,000	4,125
CommScope Technologies LLC 144A,6.00%, 6/15/25	8,000	6,300
144A,5.00%, 3/15/27	5,000	2,175
CommScope, Inc. 144A,6.00%, 3/1/26	12,000	10,440
144A,8.25%, 3/1/27	5,000	2,512
144A,7.125%, 7/1/28	6,000	2,820
144A,4.75%, 9/1/29	9,000	5,726
Connect Finco SARL / Connect US Finco LLC, 144A,6.75%, 10/1/26	9,000	8,676
Consolidated Communications, Inc., 144A,6.50%, 10/1/28	7,000	5,810
Embarq Corp., 7.995%, 6/1/36	8,000	4,617
Frontier Communications Holdings LLC 144A,5.875%, 10/15/27	7,000	6,597
144A,6.75%, 5/1/29	6,000	5,099
144A,6.00%, 1/15/30	5,000	4,007
GoTo Group, Inc., 144A,5.50%, 9/1/27	5,000	2,978
Hughes Satellite Systems Corp., 5.25%, 8/1/26	8,000	6,860
Iliad Holding SASU, 144A,6.50%, 10/15/26	8,000	7,817
Intelsat Jackson Holdings SA, 144A,6.50%, 3/15/30	15,000	13,924
Level 3 Financing, Inc. 144A,4.625%, 9/15/27	12,000	6,480
144A,4.25%, 7/1/28	5,000	2,038
144A,3.625%, 1/15/29	7,000	2,590
144A,3.75%, 7/15/29	7,000	2,590
144A,3.875%, 11/15/29	2,000	1,538
144A,10.50%, 5/15/30	4,000	3,730
Ligado Networks LLC 144A, 15.50%, 11/1/23 PIK *(a)	4,952	1,046
144A, 17.50%, 5/1/24 PIK	5,437	122
Lumen Technologies, Inc., 144A,4.00%, 2/15/27	5,000	2,666
SoftBank Group Corp., REGS, 4.00%, 7/6/26	30,000	27,931
Telecom Italia Capital SA 6.375%, 11/15/33	8,000	7,524
6.00%, 9/30/34	5,000	4,563
7.20%, 7/18/36	5,000	4,880
7.721%, 6/4/38	5,000	5,012
Viasat, Inc. 144A,5.625%, 9/15/25	7,000	6,720
144A,6.50%, 7/15/28	4,000	3,060
144A,7.50%, 5/30/31	2,000	1,440
Viavi Solutions, Inc., 144A,3.75%, 10/1/29	4,000	3,280
Vmed O2 UK Financing I PLC 144A,4.25%, 1/31/31	8,000	6,740
144A,4.75%, 7/15/31	10,000	8,589

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Telecommunications (Continued)
Vodafone Group PLC 7.00%, 4/4/79	$12,000	$12,140
4.125%, 6/4/81	4,000	3,221
5.125%, 6/4/81	7,000	4,909
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A,7.75%, 8/15/28	10,000	8,293
Zayo Group Holdings, Inc., 144A,6.125%, 3/1/28	9,000	6,075

(Cost $339,064)		268,240

Consumer, Cyclical — 19.8%
Airlines — 1.3%
Air Canada, 144A,3.875%, 8/15/26	7,000	6,571
Allegiant Travel Co., 144A,7.25%, 8/15/27	4,000	3,810
American Airlines Inc/AAdvantage Loyalty IP Ltd. 144A,5.50%, 4/20/26	13,333	13,217
144A,5.75%, 4/20/29	10,000	9,638
American Airlines, Inc., 144A,11.75%, 7/15/25	5,000	5,481
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A,5.75%, 1/20/26	8,000	6,400
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.,144A,8.00%, 9/20/25	3,000	2,178
United Airlines Holdings, Inc., 4.875%, 1/15/25	18,000	17,687
VistaJet Malta Finance PLC / Vista Management Holding, Inc. 144A,9.50%, 6/1/28	5,000	4,146
144A,6.375%, 2/1/30	5,000	3,563

(Cost $77,368)		72,691

Apparel — 0.1%
Hanesbrands, Inc., 144A,4.875%, 5/15/26	5,000	4,706
Wolverine World Wide, Inc., 144A,4.00%, 8/15/29	5,000	3,850

(Cost $9,172)		8,556

Auto Manufacturers — 0.6%
Allison Transmission, Inc., 144A,5.875%, 6/1/29	7,000	6,789
Aston Martin Capital Holdings Ltd., 144A,10.50%, 11/30/25	7,000	7,026
Jaguar Land Rover Automotive PLC, 144A,4.50%, 10/1/27	6,000	5,555
Mclaren Finance PLC, 144A,7.50%, 8/1/26	6,000	5,160
PM General Purchaser LLC, 144A,9.50%, 10/1/28	5,000	4,938
Wabash National Corp., 144A,4.50%, 10/15/28	2,000	1,715

(Cost $32,317)		31,183

	Principal Amount	Value
Auto Parts & Equipment — 2.1%
Adient Global Holdings Ltd. 144A,4.875%, 8/15/26	$9,000	$8,710
144A,8.25%, 4/15/31	4,000	4,073
American Axle & Manufacturing, Inc., 6.50%, 4/1/27	14,000	13,370
Clarios Global LP / Clarios US Finance Co., 144A,8.50%, 5/15/27	18,000	18,180
Cooper-Standard Automotive, Inc., 144A 5.625%, 5/15/27, 5.625% Cash or 10.625% PIK, PIK	5,203	4,006
Dana, Inc., 5.375%, 11/15/27	12,000	11,475
Dornoch Debt Merger Sub, Inc., 144A,6.625%, 10/15/29	5,000	4,300
Goodyear Tire & Rubber Co. 5.00%, 5/31/26	5,000	4,856
5.25%, 4/30/31	5,000	4,401
5.625%, 4/30/33	5,000	4,304
Real Hero Merger Sub 2, Inc., 144A,6.25%, 2/1/29	3,000	2,449
Tenneco, Inc., 144A,8.00%, 11/17/28	12,000	9,915
Titan International, Inc., 7.00%, 4/30/28	5,000	4,838
ZF North America Capital, Inc. 144A,4.75%, 4/29/25	14,000	13,773
144A,7.125%, 4/14/30	7,000	7,166

(Cost $118,755)		115,816

Distribution/Wholesale — 0.8%
American Builders & Contractors Supply Co., Inc.,144A,4.00%, 1/15/28	5,000	4,625
BCPE Empire Holdings, Inc., 144A,7.625%, 5/1/27	6,000	5,760
G-III Apparel Group Ltd., 144A,7.875%, 8/15/25	5,000	5,000
H&E Equipment Services, Inc., 144A,3.875%, 12/15/28	5,000	4,437
OPENLANE, Inc., 144A,5.125%, 6/1/25	5,000	4,875
Ritchie Bros Holdings, Inc., 144A,6.75%, 3/15/28	12,000	12,252
Wesco Aircraft Holdings, Inc., 144A,9.00%, 11/15/26 (a)	2	0
Windsor Holdings III LLC, 144A,8.50%, 6/15/30	5,000	5,150

(Cost $43,321)		42,099

Entertainment — 2.6%
Allen Media LLC / Allen Media Co.-Issuer, Inc., 144A,10.50%, 2/15/28	4,000	2,080
AMC Entertainment Holdings, Inc., 144A,7.50%, 2/15/29	4,000	2,740
Caesars Entertainment, Inc. 144A,6.25%, 7/1/25	10,000	9,962
144A,8.125%, 7/1/27	10,000	10,213
144A,4.625%, 10/15/29	4,000	3,535

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Entertainment (Continued)
CDI Escrow Issuer, Inc., 144A,5.75%, 4/1/30	$6,000	$5,640
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 4/15/27	5,000	4,850
Churchill Downs, Inc., 144A,4.75%, 1/15/28	5,000	4,675
Cinemark USA, Inc., 144A,5.25%, 7/15/28	5,000	4,550
International Game Technology PLC 144A,6.50%, 2/15/25	9,000	9,034
144A,4.125%, 4/15/26	5,000	4,794
144A,6.25%, 1/15/27	9,000	9,001
Jacobs Entertainment, Inc., 144A,6.75%, 2/15/29	3,000	2,700
Light & Wonder International, Inc., 144A,7.25%, 11/15/29	10,000	10,075
Lions Gate Capital Holdings LLC, 144A,5.50%, 4/15/29	2,000	1,280
Merlin Entertainments Ltd., 144A,5.75%, 6/15/26	9,000	8,820
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 144A,4.875%, 5/1/29	4,000	3,590
Mohegan Tribal Gaming Authority, 144A,8.00%, 2/1/26	4,000	3,765
Penn Entertainment, Inc., 144A,5.625%, 1/15/27	6,000	5,721
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 144A,5.625%, 9/1/29	5,000	3,628
Resorts World Las Vegas LLC / RWLV Capital, Inc., 144A,4.625%, 4/16/29	10,000	8,400
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 144A,6.625%, 3/1/30	5,000	4,500
Six Flags Entertainment Corp., 144A,7.25%, 5/15/31	4,000	3,857
Speedway Motorsports LLC / Speedway Funding II, Inc., 144A,4.875%, 11/1/27	7,000	6,419
WMG Acquisition Corp., 144A,3.00%, 2/15/31	5,000	4,157
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A,5.125%, 10/1/29	6,000	5,430

(Cost $153,759)		143,416

Food Service — 0.3%
Aramark Services, Inc. 144A,5.00%, 4/1/25	5,000	4,981
144A,5.00%, 2/1/28	7,000	6,641
TKC Holdings, Inc., 144A,10.50%, 5/15/29	4,000	3,500

(Cost $16,114)		15,122

Home Builders — 1.3%
Ashton Woods USA LLC / Ashton Woods Finance Co., 144A,4.625%, 4/1/30	5,000	4,200
Beazer Homes USA, Inc., 5.875%, 10/15/27	5,000	4,706

	Principal Amount	Value
Home Builders (Continued)
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 144A,4.875%, 2/15/30	$6,000	$5,127
Century Communities, Inc. 6.75%, 6/1/27	5,000	5,012
144A,3.875%, 8/15/29	5,000	4,350
Forestar Group, Inc., 144A,3.85%, 5/15/26	5,000	4,687
KB Home, 4.00%, 6/15/31	6,000	5,107
M/I Homes, Inc., 4.95%, 2/1/28	5,000	4,763
Mattamy Group Corp., 144A,5.25%, 12/15/27	5,000	4,700
Meritage Homes Corp., 6.00%, 6/1/25	3,000	2,985
Taylor Morrison Communities, Inc., 144A,5.75%, 1/15/28	12,000	11,700
Thor Industries, Inc., 144A,4.00%, 10/15/29	5,000	4,319
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	9,000	8,989

(Cost $73,154)		70,645

Home Furnishings — 0.1%
Tempur Sealy International, Inc., 144A,3.875%, 10/15/31
(Cost $7,014)	7,000	5,635

Housewares — 0.7%
CD&R Smokey Buyer, Inc., 144A,6.75%, 7/15/25	5,000	4,869
Newell Brands, Inc. 5.20%, 4/1/26	16,000	15,472
6.375%, 4/1/36	2,000	1,770
6.50%, 4/1/46	5,000	4,012
Scotts Miracle-Gro Co. 5.25%, 12/15/26	4,000	3,850
4.00%, 4/1/31	5,000	4,038
SWF Escrow Issuer Corp., 144A,6.50%, 10/1/29	3,000	1,897

(Cost $40,619)		35,908

Leisure Time — 2.3%
Carnival Corp. 144A,5.75%, 3/1/27	14,000	13,405
144A,9.875%, 8/1/27	14,000	14,654
144A,7.00%, 8/15/29	8,000	8,154
144A,10.50%, 6/1/30	6,000	6,412
ClubCorp Holdings, Inc., 144A,8.50%, 9/15/25	3,000	2,647
Life Time, Inc., 144A,5.75%, 1/15/26	6,000	5,910
MajorDrive Holdings IV LLC, 144A,6.375%, 6/1/29	5,000	4,261
NCL Corp. Ltd. 144A,3.625%, 12/15/24	11,000	10,684
144A,5.875%, 3/15/26	12,000	11,430

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Leisure Time (Continued)
144A,8.125%, 1/15/29	$5,000	$5,081
144A,7.75%, 2/15/29	4,000	3,820
Royal Caribbean Cruises Ltd. 144A,5.50%, 8/31/26	7,000	6,824
144A,5.375%, 7/15/27	12,000	11,580
3.70%, 3/15/28	7,000	6,268
144A,5.50%, 4/1/28	6,000	5,745
Viking Cruises Ltd., 144A,5.875%, 9/15/27	7,000	6,633

(Cost $119,085)		123,508

Lodging — 1.8%
Boyd Gaming Corp., 144A,4.75%, 6/15/31	5,000	4,456
Hilton Domestic Operating Co., Inc. 144A,5.75%, 5/1/28	9,000	8,876
4.875%, 1/15/30	9,000	8,483
144A,4.00%, 5/1/31	7,000	6,181
144A,3.625%, 2/15/32	5,000	4,225
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A,5.00%, 6/1/29	12,000	10,620
Las Vegas Sands Corp. 3.20%, 8/8/24	7,000	6,844
3.90%, 8/8/29	9,000	8,040
MGM Resorts International 5.50%, 4/15/27	5,000	4,857
4.75%, 10/15/28	5,000	4,650
Station Casinos LLC, 144A,4.50%, 2/15/28	7,000	6,370
Travel + Leisure Co., 6.00%, 4/1/27	18,000	17,550
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A,5.50%, 3/1/25	9,000	8,905

(Cost $102,572)		100,057

Office Furnishings — 0.1%
Steelcase, Inc., 5.125%, 1/18/29
(Cost $4,842)	5,000	4,569

Retail — 5.7%
1011778 BC ULC / New Red Finance, Inc. 144A,3.875%, 1/15/28	20,000	18,510
144A,4.00%, 10/15/30	20,000	17,300
Advance Auto Parts, Inc., 3.90%, 4/15/30	8,000	6,696
Asbury Automotive Group, Inc., 144A,4.625%, 11/15/29	14,000	12,629
At Home Group, Inc. 144A, 7.125%, 5/12/28, 7.125% Cash or 10.625% PIK PIK	3,000	1,080
144A,4.875%, 7/15/28	2,000	620
Bath & Body Works, Inc. 144A,6.625%, 10/1/30	16,000	15,920
6.875%, 11/1/35	7,000	6,634
Beacon Roofing Supply, Inc., 144A,4.125%, 5/15/29	7,000	6,142

	Principal Amount	Value
Retail (Continued)
Brinker International, Inc., 144A,5.00%, 10/1/24	$12,000	$11,835
eG Global Finance PLC, 144A,12.00%, 11/30/28	5,000	5,200
Evergreen Acqco 1 LP / TVI, Inc., 144A,9.75%, 4/26/28	4,000	4,170
Ferrellgas LP / Ferrellgas Finance Corp., 144A,5.875%, 4/1/29	5,000	4,628
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 144A,4.625%, 1/15/29	7,000	6,230
144A,6.75%, 1/15/30	5,000	4,244
FirstCash, Inc., 144A,5.625%, 1/1/30	5,000	4,686
Foot Locker, Inc., 144A,4.00%, 10/1/29	5,000	4,044
Gap, Inc., 144A,3.625%, 10/1/29	5,000	4,125
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 144A,7.00%, 8/15/28	4,000	2,840
Group 1 Automotive, Inc., 144A,4.00%, 8/15/28	5,000	4,520
IRB Holding Corp.,144A,7.00%, 6/15/25	5,000	5,025
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A,4.75%, 6/1/27	7,000	6,851
Kohl’s Corp., 5.55%, 7/17/45	5,000	3,119
LBM Acquisition LLC, 144A,6.25%, 1/15/29	5,000	4,226
LCM Investments Holdings II LLC, 144A,4.875%, 5/1/29	10,000	8,750
Lithia Motors, Inc., 144A,4.375%, 1/15/31	6,000	5,200
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 144A,7.75%, 2/15/26	8,000	7,500
Macy’s Retail Holdings LLC 144A,5.875%, 3/15/30	5,000	4,537
4.50%, 12/15/34	5,000	3,781
Michaels Cos., Inc., 144A,7.875%, 5/1/29	11,000	6,270
Murphy Oil USA, Inc., 144A,3.75%, 2/15/31	5,000	4,263
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A,7.125%, 4/1/26	7,000	6,580
Nordstrom, Inc., 4.375%, 4/1/30	8,000	6,682
Park River Holdings, Inc., 144A,6.75%, 8/1/29	5,000	3,863
Penske Automotive Group, Inc., 3.50%, 9/1/25	5,000	4,825
PetSmart, Inc. / PetSmart Finance Corp. 144A,4.75%, 2/15/28	4,000	3,660
144A,7.75%, 2/15/29	6,000	5,685
QVC, Inc. 4.45%, 2/15/25	13,000	12,155
4.75%, 2/15/27	4,000	3,100

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Retail (Continued)
Rite Aid Corp., 144A,8.00%, 11/15/26 (a)	$4,000	$3,040
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	5,000	4,933
Sonic Automotive, Inc. 144A,4.625%, 11/15/29	5,000	4,388
144A,4.875%, 11/15/31	4,000	3,381
Specialty Building Products Holdings LLC / SBP Finance Corp., 144A,6.375%, 9/30/26	4,000	3,886
SRS Distribution, Inc. 144A,6.125%, 7/1/29	2,000	1,780
144A,6.00%, 12/1/29	5,000	4,400
Staples, Inc., 144A,7.50%, 4/15/26	12,000	10,680
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A,5.00%, 6/1/31	5,000	4,450
Superior Plus LP / Superior General Partner, Inc., 144A,4.50%, 3/15/29	5,000	4,431
White Cap Buyer LLC, 144A,6.875%, 10/15/28	6,000	5,505
Yum! Brands, Inc. 144A,4.75%, 1/15/30	5,000	4,657
3.625%, 3/15/31	5,000	4,294
5.35%, 11/1/43	5,000	4,606

(Cost $332,305)		312,556

Consumer, Non-cyclical — 13.6%
Agriculture — 0.1%
Darling Ingredients, Inc. 144A,5.25%, 4/15/27	4,000	3,910
144A,6.00%, 6/15/30	4,000	3,880

(Cost $8,165)		7,790

Beverages — 0.1%
Primo Water Holdings, Inc., 144A,4.375%, 4/30/29	4,000	3,580
Triton Water Holdings, Inc., 144A,6.25%, 4/1/29	5,000	4,306

(Cost $8,878)		7,886

Commercial Services — 5.3%
ADT Security Corp., 144A,4.125%, 8/1/29	5,000	4,451
Adtalem Global Education, Inc., 144A,5.50%, 3/1/28	5,000	4,722
Albion Financing 2 SARL, 144A,8.75%, 4/15/27	5,000	4,775
Allied Universal Holdco LLC / Allied Universal Finance Corp. 144A,6.625%, 7/15/26	6,000	5,844
144A,9.75%, 7/15/27	7,000	6,457
144A,6.00%, 6/1/29	7,000	5,320
AMN Healthcare, Inc., 144A,4.625%, 10/1/27	9,000	8,415
APi Group DE, Inc., 144A,4.125%, 7/15/29	5,000	4,406

	Principal Amount	Value
Commercial Services (Continued)
APX Group, Inc., 144A,5.75%, 7/15/29	$5,000	$4,508
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 144A,4.75%, 4/1/28	5,000	4,564
144A,5.375%, 3/1/29	3,000	2,715
Block, Inc., 3.50%, 6/1/31	5,000	4,209
Brink’s Co., 144A,4.625%, 10/15/27	5,000	4,687
Cimpress PLC, 7.00%, 6/15/26	5,000	4,900
CoreLogic, Inc., 144A,4.50%, 5/1/28	6,000	5,048
Deluxe Corp., 144A,8.00%, 6/1/29	4,000	3,370
Garda World Security Corp. 144A,4.625%, 2/15/27	5,000	4,770
144A,6.00%, 6/1/29	4,000	3,360
Gartner, Inc. 144A,4.50%, 7/1/28	5,000	4,691
144A,3.75%, 10/1/30	7,000	6,117
GTCR W-2 Merger Sub LLC, 144A,7.50%, 1/15/31	12,000	12,255
Herc Holdings, Inc., 144A,5.50%, 7/15/27	9,000	8,782
Hertz Corp., 144A,5.00%, 12/1/29	3,000	2,310
Metis Merger Sub LLC, 144A,6.50%, 5/15/29	5,000	4,272
Mobius Merger Sub, Inc., 144A,9.00%, 6/1/30	2,000	1,905
MPH Acquisition Holdings LLC, 144A,5.75%, 11/1/28	6,000	4,674
Neptune Bidco US, Inc., 144A,9.29%, 4/15/29	15,000	14,063
NESCO Holdings II, Inc., 144A,5.50%, 4/15/29	5,000	4,520
Paysafe Finance PLC / Paysafe Holdings US Corp., 144A,4.00%, 6/15/29	5,000	4,146
PECF USS Intermediate Holding III Corp., 144A,8.00%, 11/15/29	4,000	1,890
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A,5.75%, 4/15/26	14,000	13,870
144A,3.375%, 8/31/27	9,000	8,156
144A,6.25%, 1/15/28	6,000	5,790
PROG Holdings, Inc., 144A,6.00%, 11/15/29	3,000	2,636
RR Donnelley & Sons Co., 144A,8.50%, 4/15/29	15,000	15,054
Sabre GLBL, Inc., 144A,8.625%, 6/1/27	4,000	3,375
Service Corp. International 4.625%, 12/15/27	5,000	4,756
4.00%, 5/15/31	10,000	8,588

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Commercial Services (Continued)
TriNet Group, Inc., 144A,3.50%, 3/1/29	$5,000	$4,375
United Rentals North America, Inc. 4.875%, 1/15/28	12,000	11,565
5.25%, 1/15/30	7,000	6,703
3.875%, 2/15/31	5,000	4,362
3.75%, 1/15/32	9,000	7,718
Verscend Escrow Corp., 144A,9.75%, 8/15/26	12,000	12,120
VT Topco, Inc., 144A,8.50%, 8/15/30	3,000	3,079
WASH Multifamily Acquisition, Inc., 144A,5.75%, 4/15/26	5,000	4,725
Williams Scotsman, Inc. 144A,6.125%, 6/15/25	8,000	7,983
144A,7.375%, 10/1/31	4,000	4,105
ZipRecruiter, Inc., 144A,5.00%, 1/15/30	5,000	4,250

(Cost $305,042)		289,356

Cosmetics/Personal Care — 0.3%
Coty, Inc., 144A,6.50%, 4/15/26	5,000	5,000
Edgewell Personal Care Co. 144A,5.50%, 6/1/28	5,000	4,787
144A,4.125%, 4/1/29	5,000	4,419

(Cost $14,817)		14,206

Food — 1.4%
B&G Foods, Inc., 5.25%, 4/1/25	3,000	2,950
C&S Group Enterprises LLC, 144A,5.00%, 12/15/28	2,000	1,612
Chobani LLC / Chobani Finance Corp., Inc., 144A,4.625%, 11/15/28	5,000	4,550
Ingles Markets, Inc., 144A,4.00%, 6/15/31	5,000	4,212
Lamb Weston Holdings, Inc., 144A,4.125%, 1/31/30	9,000	8,080
Performance Food Group, Inc. 144A,5.50%, 10/15/27	7,000	6,790
144A,4.25%, 8/1/29	7,000	6,282
Post Holdings, Inc. 144A,5.625%, 1/15/28	5,000	4,888
144A,5.50%, 12/15/29	6,000	5,668
144A,4.625%, 4/15/30	7,000	6,265
144A,4.50%, 9/15/31	4,000	3,496
Sigma Holdco BV, 144A,7.875%, 5/15/26	3,000	2,603
TreeHouse Foods, Inc., 4.00%, 9/1/28	2,000	1,718
United Natural Foods, Inc., 144A,6.75%, 10/15/28	3,000	2,303
US Foods, Inc. 144A,4.75%, 2/15/29	9,000	8,356
144A,7.25%, 1/15/32	6,000	6,130

(Cost $79,986)		75,903

	Principal Amount	Value
Healthcare-Products — 1.2%
Avantor Funding, Inc., 144A,4.625%, 7/15/28	$12,000	$11,286
Bausch & Lomb Escrow Corp., 144A,8.375%, 10/1/28	4,000	4,100
Embecta Corp., 144A,5.00%, 2/15/30	3,000	2,537
Hologic, Inc., 144A,3.25%, 2/15/29	7,000	6,184
Medline Borrower LP 144A,3.875%, 4/1/29	23,000	20,441
144A,5.25%, 10/1/29	14,000	12,691
Teleflex, Inc., 4.625%, 11/15/27	7,000	6,685

(Cost $70,359)		63,924

Healthcare-Services — 3.3%
Acadia Healthcare Co., Inc., 144A,5.00%, 4/15/29	5,000	4,675
AHP Health Partners, Inc., 144A,5.75%, 7/15/29	2,000	1,685
Air Methods Corp., 144A,8.00%, 5/15/25 *(a)	10,000	150
Akumin, Inc., 144A,7.00%, 11/1/25 *(a)	4,000	3,210
Catalent Pharma Solutions, Inc. 144A,5.00%, 7/15/27	5,000	4,734
144A,3.50%, 4/1/30	2,000	1,682
Charles River Laboratories International, Inc., 144A,4.00%, 3/15/31	5,000	4,369
CHS/Community Health Systems, Inc. 144A,8.00%, 3/15/26	1,000	967
144A,5.625%, 3/15/27	9,000	8,044
144A,6.875%, 4/1/28	2,000	1,030
144A,6.875%, 4/15/29	3,000	1,785
144A,6.125%, 4/1/30	5,000	2,825
144A,5.25%, 5/15/30	5,000	3,982
144A,4.75%, 2/15/31	5,000	3,694
DaVita, Inc. 144A,4.625%, 6/1/30	13,000	11,050
144A,3.75%, 2/15/31	5,000	3,925
Encompass Health Corp. 4.50%, 2/1/28	4,000	3,745
4.75%, 2/1/30	5,000	4,553
Global Medical Response, Inc., 144A,6.50%, 10/1/25	5,000	3,737
Heartland Dental LLC / Heartland Dental Finance Corp., 144A,8.50%, 5/1/26	5,000	4,694
IQVIA, Inc., 144A,5.00%, 5/15/27	18,000	17,448
LifePoint Health, Inc. 144A,9.875%, 8/15/30	5,000	4,888
144A,11.00%, 10/15/30	4,000	4,020
ModivCare Escrow Issuer, Inc., 144A,5.00%, 10/1/29	2,000	1,535
Molina Healthcare, Inc. 144A,4.375%, 6/15/28	5,000	4,643
144A,3.875%, 11/15/30	3,000	2,610
144A,3.875%, 5/15/32	2,000	1,680

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Healthcare-Services (Continued)
Radiology Partners, Inc., 144A,9.25%, 2/1/28	$3,000	$1,425
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A,9.75%, 12/1/26	10,000	9,719
Select Medical Corp., 144A,6.25%, 8/15/26	7,000	6,967
Star Parent, Inc., 144A,9.00%, 10/1/30	3,000	3,123
Team Health Holdings, Inc., 144A,6.375%, 2/1/25	5,000	4,225
Tenet Healthcare Corp. 4.875%, 1/1/26	9,000	8,854
5.125%, 11/1/27	5,000	4,807
6.125%, 10/1/28	7,000	6,797
4.25%, 6/1/29	7,000	6,283
4.375%, 1/15/30	7,000	6,271
6.125%, 6/15/30	7,000	6,855
Toledo Hospital, 6.015%, 11/15/48	4,000	3,024
US Acute Care Solutions LLC, 144A,6.375%, 3/1/26	2,000	1,570

(Cost $202,343)		181,280

Household Products/Wares — 0.3%
ACCO Brands Corp., 144A,4.25%, 3/15/29	5,000	4,331
Central Garden & Pet Co., 4.125%, 10/15/30	5,000	4,281
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 144A,5.00%, 12/31/26	5,000	4,775
Spectrum Brands, Inc., 144A,3.875%, 3/15/31	5,000	4,300

(Cost $19,090)		17,687

Pharmaceuticals — 1.6%
AdaptHealth LLC, 144A,5.125%, 3/1/30	4,000	3,190
Bausch Health Cos., Inc. 144A,6.125%, 2/1/27	9,000	5,062
144A,4.875%, 6/1/28	6,000	3,086
144A,11.00%, 9/30/28	12,000	7,560
BellRing Brands, Inc., 144A,7.00%, 3/15/30	5,000	5,105
Elanco Animal Health, Inc., 6.65%, 8/28/28	5,000	5,019
Grifols SA, 144A,4.75%, 10/15/28	5,000	4,442
HLF Financing Sarl LLC / Herbalife International, Inc., 144A,4.875%, 6/1/29	6,000	4,297
Jazz Securities DAC, 144A,4.375%, 1/15/29	7,000	6,312
Option Care Health, Inc., 144A,4.375%, 10/31/29	3,000	2,651
Organon & Co. / Organon Foreign Debt Co.-Issuer BV 144A,4.125%, 4/30/28	5,000	4,463
144A,5.125%, 4/30/31	14,000	11,095

	Principal Amount	Value
Pharmaceuticals (Continued)
Owens & Minor, Inc., 144A,4.50%, 3/31/29	$5,000	$4,306
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	10,000	9,625
4.65%, 6/15/30	5,000	4,488
Prestige Brands, Inc., 144A,5.125%, 1/15/28	5,000	4,800

(Cost $106,298)		85,501

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Stena International SA, 144A,6.125%, 2/1/25
(Cost $6,999)	7,000	6,965

Energy — 12.8%
Coal — 0.1%
Conuma Resources Ltd., 144A,13.125%, 5/1/28	2,000	1,915
SunCoke Energy, Inc., 144A,4.875%, 6/30/29	3,000	2,615

(Cost $4,482)		4,530

Energy-Alternate Sources — 0.2%
Enviva Partners LP / Enviva Partners Finance Corp., 144A,6.50%, 1/15/26	3,000	1,537
Sunnova Energy Corp., 144A,5.875%, 9/1/26	5,000	4,063
TerraForm Power Operating LLC, 144A,4.75%, 1/15/30	8,000	7,220

(Cost $14,190)		12,820

Oil & Gas — 6.4%
Aethon United BR LP / Aethon United Finance Corp., 144A,8.25%, 2/15/26	5,000	5,058
Antero Resources Corp., 144A,7.625%, 2/1/29	11,000	11,330
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A,7.00%, 11/1/26	10,000	9,887
Callon Petroleum Co. 144A,8.00%, 8/1/28	5,000	5,100
144A,7.50%, 6/15/30	5,000	4,956
Calumet Specialty Products Partners LP / Calumet Finance Corp. 144A,11.00%, 4/15/25	3,000	3,045
144A,9.75%, 7/15/28	5,000	4,845
Chesapeake Energy Corp., 144A,6.75%, 4/15/29	14,000	14,025
CITGO Petroleum Corp., 144A,8.375%, 1/15/29	6,000	6,045
Civitas Resources, Inc. 144A,8.375%, 7/1/28	12,000	12,321
144A,8.75%, 7/1/31	7,000	7,251
CNX Resources Corp. 144A,7.25%, 3/14/27	2,000	1,998
144A,6.00%, 1/15/29	7,000	6,702
Comstock Resources, Inc., 144A,6.75%, 3/1/29	6,000	5,537

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
Crescent Energy Finance LLC, 144A,7.25%, 5/1/26	$7,000	$6,983
CrownRock LP / CrownRock Finance, Inc., 144A,5.625%, 10/15/25	6,000	5,970
CVR Energy, Inc., 144A,5.25%, 2/15/25	5,000	4,962
Encino Acquisition Partners Holdings LLC, 144A,8.50%, 5/1/28	5,000	4,883
Endeavor Energy Resources LP / EER Finance, Inc., 144A,5.75%, 1/30/28	5,000	4,900
Ensign Drilling, Inc., 144A,9.25%, 4/15/24	5,000	5,005
Gulfport Energy Corp., 8.00%, 5/17/26	7,000	7,097
Hilcorp Energy I LP / Hilcorp Finance Co., 144A,5.75%, 2/1/29	9,000	8,477
Ithaca Energy North Sea PLC, 144A,9.00%, 7/15/26	5,000	4,859
Matador Resources Co., 5.875%, 9/15/26	5,000	4,948
Moss Creek Resources Holdings, Inc., 144A,7.50%, 1/15/26	5,000	4,906
Murphy Oil Corp., 5.875%, 12/1/42	4,000	3,426
Nabors Industries Ltd. 144A,7.25%, 1/15/26	5,000	4,788
144A,7.50%, 1/15/28	6,000	5,355
Nabors Industries, Inc., 144A,7.375%, 5/15/27	5,000	4,859
Noble Finance II LLC, 144A,8.00%, 4/15/30	4,000	4,112
Northern Oil and Gas, Inc., 144A,8.125%, 3/1/28	5,000	5,105
Occidental Petroleum Corp., 5.875%, 9/1/25	5,000	5,017
Parkland Corp. 144A,5.875%, 7/15/27	5,000	4,915
144A,4.625%, 5/1/30	12,000	10,730
Patterson-UTI Energy, Inc., 3.95%, 2/1/28	5,000	4,577
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	5,000	4,828
Permian Resources Operating LLC, 144A,8.00%, 4/15/27	5,000	5,112
Precision Drilling Corp., 144A,7.125%, 1/15/26	10,000	9,999
Range Resources Corp., 4.875%, 5/15/25	12,000	11,834
Rockcliff Energy II LLC, 144A,5.50%, 10/15/29	5,000	4,669
Seadrill Finance Ltd., 144A,8.375%, 8/1/30	4,000	4,105
SM Energy Co., 6.50%, 7/15/28	9,000	8,775
Southwestern Energy Co. 5.70%, 1/23/25	7,000	7,018
4.75%, 2/1/32	13,000	11,623

	Principal Amount	Value
Oil & Gas (Continued)
Sunoco LP / Sunoco Finance Corp. 6.00%, 4/15/27	$5,000	$4,996
4.50%, 5/15/29	5,000	4,575
Transocean Poseidon Ltd., 144A,6.875%, 2/1/27	5,250	5,211
Transocean, Inc. 144A,7.50%, 1/15/26	12,000	11,760
144A,8.75%, 2/15/30	4,750	4,853
6.80%, 3/15/38	7,000	5,408
Valaris Ltd., 144A,8.375%, 4/30/30	10,000	10,076
Vermilion Energy, Inc., 144A,6.875%, 5/1/30	5,000	4,775
Viper Energy, Inc., 144A,5.375%, 11/1/27	5,000	4,800
Vital Energy, Inc. 9.50%, 1/15/25	10,000	10,075
9.75%, 10/15/30	3,000	3,015

(Cost $349,049)		351,481

Oil & Gas Services — 0.6%
Archrock Partners LP / Archrock Partners Finance Corp., 144A,6.25%, 4/1/28	9,000	8,831
CGG SA, 144A,8.75%, 4/1/27	4,000	3,640
Enerflex Ltd., 144A,9.00%, 10/15/27	6,000	5,662
Nine Energy Service, Inc., 13.00%, 2/1/28	2,000	1,800
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	5,000	4,980
Weatherford International Ltd., 144A,8.625%, 4/30/30	7,000	7,276

(Cost $33,009)		32,189

Pipelines — 5.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A,5.75%, 1/15/28	22,000	21,429
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A,7.625%, 12/15/25	7,000	7,105
Buckeye Partners LP 4.125%, 12/1/27	12,000	11,108
144A,4.50%, 3/1/28	10,000	9,175
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A,5.50%, 6/15/31	5,000	4,639
DT Midstream, Inc., 144A,4.375%, 6/15/31	10,000	8,825
Energy Transfer LP 5.75%, 4/1/25	7,000	7,004
144A,6.00%, 2/1/29	7,000	6,908
144A,7.375%, 2/1/31	5,000	5,165
EnLink Midstream LLC, 144A,6.50%, 9/1/30	7,000	7,079
EnLink Midstream Partners LP 4.15%, 6/1/25	6,000	5,891
5.60%, 4/1/44	9,000	7,812
5.45%, 6/1/47	5,000	4,200

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
EQM Midstream Partners LP 4.00%, 8/1/24	$7,000	$6,860
144A,6.50%, 7/1/27	7,000	7,011
144A,4.50%, 1/15/29	7,000	6,400
144A,4.75%, 1/15/31	7,000	6,247
6.50%, 7/15/48	5,000	4,650
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	12,000	11,895
Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	7,000	6,764
Harvest Midstream I LP, 144A,7.50%, 9/1/28	7,000	6,912
Hess Midstream Operations LP, 144A,4.25%, 2/15/30	14,000	12,547
Holly Energy Partners LP / Holly Energy Finance Corp., 144A,5.00%, 2/1/28	7,000	6,540
Howard Midstream Energy Partners LLC, 144A,6.75%, 1/15/27	5,000	4,899
ITT Holdings LLC, 144A,6.50%, 8/1/29	9,000	7,898
Kinetik Holdings LP, 144A,5.875%, 6/15/30	5,000	4,796
New Fortress Energy, Inc. 144A,6.75%, 9/15/25	5,000	4,850
144A,6.50%, 9/30/26	5,000	4,757
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A,7.50%, 2/1/26	13,000	13,059
NuStar Logistics LP, 5.625%, 4/28/27	7,000	6,905
Rockies Express Pipeline LLC, 144A,4.95%, 7/15/29	9,000	8,319
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 144A,9.00%, 10/15/26	5,000	4,975
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A,7.50%, 10/1/25	5,000	5,041
144A,6.00%, 12/31/30	9,000	8,168
Venture Global Calcasieu Pass LLC 144A,4.125%, 8/15/31	5,000	4,338
144A,3.875%, 11/1/33	10,000	8,200
Venture Global LNG, Inc. 144A,8.125%, 6/1/28	14,000	13,847
144A,9.50%, 2/1/29	8,000	8,260
144A,8.375%, 6/1/31	10,000	9,850

(Cost $302,473)		300,328

Financial — 10.6%
Banks — 0.3%
First Republic Bank, 4.625%, 2/13/47 *	10,000	45
Freedom Mortgage Corp. 144A,7.625%, 5/1/26	7,000	6,737
144A,12.25%, 10/1/30	3,000	3,163

	Principal Amount	Value
Banks (Continued)
Intesa Sanpaolo SpA 144A,4.198%, 6/1/32	$6,000	$4,680
144A,4.95%, 6/1/42	5,000	3,313

(Cost $25,538)		17,938

Diversified Financial Services — 4.2%
AerCap Holdings NV, 5.875%, 10/10/79	5,000	4,847
AG Issuer LLC, 144A,6.25%, 3/1/28	5,000	4,862
AG TTMT Escrow Issuer LLC, 144A,8.625%, 9/30/27	5,000	5,181
Ally Financial, Inc., 6.70%, 2/14/33	5,000	4,652
Aretec Escrow Issuer, Inc., 144A,7.50%, 4/1/29	5,000	4,246
Armor Holdco, Inc., 144A,8.50%, 11/15/29	2,000	1,810
Burford Capital Global Finance LLC 144A,6.25%, 4/15/28	5,000	4,775
144A,6.875%, 4/15/30	2,000	1,890
Castlelake Aviation Finance DAC, 144A,5.00%, 4/15/27	3,000	2,782
Cobra AcquisitionCo LLC, 144A,6.375%, 11/1/29	4,000	3,000
Curo Group Holdings Corp., 144A,7.50%, 8/1/28	4,000	1,420
GGAM Finance Ltd., 144A,8.00%, 6/15/28	4,000	4,040
Global Aircraft Leasing Co. Ltd., 144A,6.50%, 9/15/24, 6.50% Cash or 7.25% PIK, PIK	7,000	6,562
GN Bondco LLC, 144A,9.50%, 10/15/31	3,000	2,865
goeasy Ltd. 144A,5.375%, 12/1/24	12,000	12,045
144A,9.25%, 12/1/28	4,000	4,119
Jane Street Group / JSG Finance, Inc., 144A,4.50%, 11/15/29	2,000	1,800
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A,5.00%, 8/15/28	5,000	4,287
LD Holdings Group LLC, 144A,6.125%, 4/1/28	5,000	3,559
Macquarie Airfinance Holdings Ltd., 144A,8.375%, 5/1/28	5,000	5,151
Midcap Financial Issuer Trust 144A,6.50%, 5/1/28	5,000	4,363
144A,5.625%, 1/15/30	3,000	2,430
Nationstar Mortgage Holdings, Inc. 144A,5.00%, 2/1/26	5,000	4,775
144A,6.00%, 1/15/27	9,000	8,798
144A,5.50%, 8/15/28	9,000	8,403
Navient Corp., MTN, , MTN, 8/1/33	7,000	5,459
NFP Corp. 144A,4.875%, 8/15/28	6,000	5,505
144A,6.875%, 8/15/28	11,000	9,818

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Diversified Financial Services (Continued)
OneMain Finance Corp. 6.875%, 3/15/25	$15,000	$15,149
7.125%, 3/15/26	5,000	5,050
3.875%, 9/15/28	8,000	6,890
5.375%, 11/15/29	7,000	6,336
4.00%, 9/15/30	6,000	4,898
Osaic Holdings, Inc., 144A,10.75%, 8/1/27	5,000	5,087
PennyMac Financial Services, Inc. 144A,4.25%, 2/15/29	5,000	4,350
144A,5.75%, 9/15/31	3,000	2,656
PRA Group, Inc., 144A,5.00%, 10/1/29	2,000	1,525
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 144A,2.875%, 10/15/26	8,000	7,270
144A,3.625%, 3/1/29	5,000	4,416
144A,3.875%, 3/1/31	6,000	5,077
144A,4.00%, 10/15/33	5,000	4,063
SLM Corp., 4.20%, 10/29/25	6,000	5,760
StoneX Group, Inc., 144A,8.625%, 6/15/25	5,000	5,037
Synchrony Financial, 7.25%, 2/2/33	4,000	3,731
United Wholesale Mortgage LLC 144A,5.75%, 6/15/27	5,000	4,738
144A,5.50%, 4/15/29	4,000	3,587

(Cost $236,160)		229,064

Insurance — 1.9%
Acrisure LLC / Acrisure Finance, Inc. 144A,7.00%, 11/15/25	15,000	14,812
144A,4.25%, 2/15/29	6,000	5,280
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 144A,4.25%, 10/15/27	6,000	5,590
144A,6.75%, 10/15/27	9,000	8,651
144A,5.875%, 11/1/29	5,000	4,532
AmWINS Group, Inc., 144A,4.875%, 6/30/29	4,000	3,620
AssuredPartners, Inc., 144A,5.625%, 1/15/29	5,000	4,462
BroadStreet Partners, Inc., 144A,5.875%, 4/15/29	4,000	3,640
Constellation Insurance, Inc., 144A,6.80%, 1/24/30	5,000	4,484
Genworth Holdings, Inc., 7.644%, 11/15/36	3,000	2,206
Global Atlantic Fin Co., 144A,4.70%, 10/15/51	4,000	3,325
HUB International Ltd. 144A,7.00%, 5/1/26	8,000	8,004
144A,7.25%, 6/15/30	15,000	15,300
Jones Deslauriers Insurance Management, Inc., 144A,10.50%, 12/15/30	4,000	4,160

	Principal Amount	Value
Insurance (Continued)
Liberty Mutual Group, Inc. 144A,7.80%, 3/15/37	$3,000	$2,940
144A,4.30%, 2/1/61	5,000	2,884
MBIA, Inc., 5.70%, 12/1/34	2,000	1,785
MGIC Investment Corp., 5.25%, 8/15/28	4,000	3,800
Ryan Specialty LLC, 144A,4.375%, 2/1/30	2,000	1,810
USI, Inc., 144A,6.875%, 5/1/25	2,000	1,995

(Cost $108,887)		103,280

Real Estate — 0.7%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 144A,7.00%, 4/15/30	5,600	4,865
Cushman & Wakefield US Borrower LLC, 144A,6.75%, 5/15/28	5,000	4,738
Five Point Operating Co. LP / Five Point Capital Corp., 144A,7.875%, 11/15/25	5,000	4,813
Howard Hughes Corp. 144A,5.375%, 8/1/28	3,000	2,816
144A,4.375%, 2/1/31	5,000	4,200
Hunt Cos., Inc., 144A,5.25%, 4/15/29	4,000	3,470
Kennedy-Wilson, Inc. 4.75%, 3/1/29	7,000	5,647
5.00%, 3/1/31	5,000	3,738
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A,5.75%, 1/15/29	4,000	2,880

(Cost $43,013)		37,167

Real Estate Investment Trusts — 2.9%
Apollo Commercial Real Estate Finance, Inc., 144A,4.625%, 6/15/29	2,000	1,635
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A,5.75%, 5/15/26	10,000	9,533
Diversified Healthcare Trust, 4.375%, 3/1/31	4,000	2,805
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 144A,3.75%, 12/15/27	2,000	1,635
HAT Holdings I LLC / HAT Holdings II LLC, 144A,3.75%, 9/15/30	5,000	3,969
Iron Mountain, Inc. 144A,4.875%, 9/15/27	5,000	4,750
144A,5.25%, 7/15/30	10,000	9,222
144A,4.50%, 2/15/31	6,000	5,205
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A,4.25%, 2/1/27	9,000	8,347
MPT Operating Partnership LP / MPT Finance Corp. 5.00%, 10/15/27	12,000	9,606
3.50%, 3/15/31	7,000	4,331
Office Properties Income Trust, 3.45%, 10/15/31	5,000	2,731

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 144A,7.50%, 6/1/25	$5,000	$5,037
144A,5.875%, 10/1/28	5,000	4,735
144A,4.875%, 5/15/29	5,000	4,457
RHP Hotel Properties LP / RHP Finance Corp., 144A,4.50%, 2/15/29	5,000	4,520
RLJ Lodging Trust LP, 144A,4.00%, 9/15/29	5,000	4,325
SBA Communications Corp. 3.875%, 2/15/27	12,000	11,310
3.125%, 2/1/29	12,000	10,469
Service Properties Trust 4.65%, 3/15/24	5,000	5,019
7.50%, 9/15/25	6,000	6,060
4.95%, 2/15/27	7,000	6,127
4.95%, 10/1/29	5,000	3,900
Starwood Property Trust, Inc. 144A,3.75%, 12/31/24	5,000	4,863
4.75%, 3/15/25	5,000	4,934
144A,4.375%, 1/15/27	2,000	1,840
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 144A,10.50%, 2/15/28	12,000	11,850
144A,4.75%, 4/15/28	3,000	2,490
144A,6.50%, 2/15/29	6,000	4,043
XHR LP, 144A,4.875%, 6/1/29	2,000	1,795

(Cost $179,158)		161,543

REITS — 0.2%
Brandywine Operating Partnership LP, 3.95%, 11/15/27	6,000	5,203
Necessity Retail REIT Inc/The / American Finance Operating Partner LP, 144A,4.50%, 9/30/28	6,000	4,889

(Cost $9,849)		10,092

Venture Capital — 0.4%
Compass Group Diversified Holdings LLC, 144A,5.25%, 4/15/29	8,000	7,328
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.25%, 5/15/26	9,000	8,539
5.25%, 5/15/27	5,000	4,539

(Cost $22,377)		20,406

Industrial — 13.3%
Aerospace/Defense — 2.5%
Bombardier, Inc. 144A,7.125%, 6/15/26	9,000	9,019
144A,7.875%, 4/15/27	9,000	9,045
144A,7.45%, 5/1/34	5,000	5,675
Howmet Aerospace, Inc. 6.875%, 5/1/25	9,000	9,124
3.00%, 1/15/29	5,000	4,412
5.95%, 2/1/37	5,000	4,925

	Principal Amount	Value
Aerospace/Defense (Continued)
Spirit AeroSystems, Inc. 4.60%, 6/15/28	$5,000	$4,280
144A,9.375%, 11/30/29	3,000	3,244
144A,9.75%, 11/15/30	12,000	12,636
TransDigm, Inc. 144A,6.25%, 3/15/26	20,000	19,894
7.50%, 3/15/27	12,000	12,045
144A,6.75%, 8/15/28	12,000	12,033
4.875%, 5/1/29	16,000	14,579
144A,6.875%, 12/15/30	9,000	9,034
Triumph Group, Inc., 7.75%, 8/15/25	6,000	5,886

(Cost $136,085)		135,831

Building Materials — 1.6%
ACProducts Holdings, Inc., 144A,6.375%, 5/15/29	3,000	1,883
Builders FirstSource, Inc. 144A,5.00%, 3/1/30	5,000	4,685
144A,4.25%, 2/1/32	7,000	6,037
Cornerstone Building Brands, Inc., 144A,6.125%, 1/15/29	4,000	3,150
CP Atlas Buyer, Inc., 144A,7.00%, 12/1/28	2,000	1,654
Emerald Debt Merger Sub LLC, 144A,6.625%, 12/15/30	13,000	12,984
Griffon Corp., 5.75%, 3/1/28	5,000	4,750
James Hardie International Finance DAC, 144A,5.00%, 1/15/28	7,000	6,598
JELD-WEN, Inc., 144A,4.875%, 12/15/27	3,000	2,782
Masonite International Corp., 144A,3.50%, 2/15/30	5,000	4,233
New Enterprise Stone & Lime Co., Inc., 144A,5.25%, 7/15/28	5,000	4,664
Oscar AcquisitionCo LLC / Oscar Finance, Inc., 144A,9.50%, 4/15/30	4,000	3,660
Smyrna Ready Mix Concrete LLC 144A,6.00%, 11/1/28	5,000	4,775
144A,8.875%, 11/15/31	5,000	5,081
Standard Industries, Inc. 144A,4.75%, 1/15/28	9,000	8,494
144A,4.375%, 7/15/30	8,000	7,032
144A,3.375%, 1/15/31	4,000	3,300
Summit Materials LLC / Summit Materials Finance Corp., 144A,5.25%, 1/15/29	5,000	4,678

(Cost $94,656)		90,440

Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc., 144A,4.375%, 3/31/29	7,000	6,052
WESCO Distribution, Inc., 144A,7.25%, 6/15/28	18,000	18,382

(Cost $24,860)		24,434

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Electronics — 0.6%
Coherent Corp., 144A,5.00%, 12/15/29	$5,000	$4,562
Imola Merger Corp., 144A,4.75%, 5/15/29	9,000	8,188
Sensata Technologies BV, 144A,4.00%, 4/15/29	10,000	9,025
Sensata Technologies, Inc., 144A,3.75%, 2/15/31	9,000	7,630
TTM Technologies, Inc., 144A,4.00%, 3/1/29	6,000	5,342

(Cost $36,778)		34,747

Engineering & Construction — 0.5%
AECOM, 5.125%, 3/15/27	5,000	4,875
Artera Services LLC, 144A,9.033%, 12/4/25	5,000	4,600
Brand Industrial Services, Inc., 144A,10.375%, 8/1/30	6,000	6,215
Cellnex Finance Co. SA, 144A,3.875%, 7/7/41	6,000	4,427
Global Infrastructure Solutions, Inc., 144A,7.50%, 4/15/32	3,000	2,633
Railworks Holdings LP / Railworks Rally, Inc., 144A,8.25%, 11/15/28	2,000	1,980
TopBuild Corp.,144A,4.125%, 2/15/32	5,000	4,325

(Cost $31,978)		29,055

Environmental Control — 0.9%
Clean Harbors, Inc. 144A,4.875%, 7/15/27	5,000	4,825
144A,5.125%, 7/15/29	5,000	4,725
Covanta Holding Corp., 5.00%, 9/1/30	6,000	4,912
GFL Environmental, Inc. 144A,4.25%, 6/1/25	5,000	4,912
144A,3.75%, 8/1/25	5,000	4,844
144A,4.00%, 8/1/28	8,000	7,180
144A,3.50%, 9/1/28	5,000	4,492
144A,4.75%, 6/15/29	5,000	4,600
Madison IAQ LLC, 144A,5.875%, 6/30/29	9,000	7,549

(Cost $53,341)		48,039

Hand/Machine Tools — 0.1%
Werner FinCo LP / Werner FinCo, Inc., 144A,11.50%, 6/15/28
(Cost $4,016)	4,000	4,108

Machinery-Construction & Mining — 0.1%
Vertiv Group Corp., 144A,4.125%, 11/15/28
(Cost $4,909)	5,000	4,538

Machinery-Diversified — 0.7%
Chart Industries, Inc., 144A,9.50%, 1/1/31	7,000	7,489
GrafTech Finance, Inc., 144A,4.625%, 12/15/28	5,000	3,364

	Principal Amount	Value
Machinery-Diversified (Continued)
Mueller Water Products, Inc., 144A,4.00%, 6/15/29	$5,000	$4,437
SPX FLOW, Inc., 144A,8.75%, 4/1/30	5,000	4,800
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 144A,7.75%, 4/15/26	5,000	4,966
TK Elevator Holdco GmbH, 144A,7.625%, 7/15/28	5,000	4,763
TK Elevator US Newco, Inc., 144A,5.25%, 7/15/27	9,000	8,573

(Cost $37,821)		38,392

Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc., 144A,6.375%, 6/15/30	7,000	6,877
Roller Bearing Co. of America, Inc., 144A,4.375%, 10/15/29	5,000	4,496

(Cost $11,555)		11,373

Miscellaneous Manufacturing — 0.6%
Amsted Industries, Inc., 144A,5.625%, 7/1/27	5,000	4,787
Calderys Financing LLC, 144A,11.25%, 6/1/28	5,000	5,105
FXI Holdings, Inc., 144A,12.25%, 11/15/26	5,000	4,400
Gates Global LLC / Gates Corp., 144A,6.25%, 1/15/26	5,000	4,953
Hillenbrand, Inc. 5.75%, 6/15/25	7,000	6,948
3.75%, 3/1/31	2,000	1,664
LSB Industries, Inc., 144A,6.25%, 10/15/28	5,000	4,663

(Cost $33,245)		32,520

Packaging & Containers — 4.3%
ARD Finance SA, 144A,6.50%, 6/30/27, 6.50% Cash 7.25% PIK, PIK	5,000	2,606
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 144A,6.00%, 6/15/27	7,000	6,790
144A,4.00%, 9/1/29	7,000	5,600
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A,4.125%, 8/15/26	10,000	8,854
144A,5.25%, 8/15/27	7,000	5,180
144A,5.25%, 8/15/27	5,000	3,688
Ball Corp. 5.25%, 7/1/25	4,000	3,984
4.875%, 3/15/26	7,000	6,876
6.00%, 6/15/29	8,000	7,992
2.875%, 8/15/30	12,000	9,960
3.125%, 9/15/31	5,000	4,134
Berry Global, Inc., 144A,5.625%, 7/15/27	5,000	4,894
Cascades, Inc./Cascades USA, Inc., 144A,5.375%, 1/15/28	4,000	3,780

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Packaging & Containers (Continued)
Clearwater Paper Corp., 144A,4.75%, 8/15/28	$5,000	$4,489
Clydesdale Acquisition Holdings, Inc., 144A,8.75%, 4/15/30	7,000	6,300
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26	9,000	8,651
Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	5,000	5,168
Graphic Packaging International LLC 4.125%, 8/15/24	20,000	19,750
144A,3.50%, 3/1/29	5,000	4,325
Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC, 144A,6.00%, 9/15/28	5,000	4,532
LABL, Inc. 144A,6.75%, 7/15/26	7,000	6,650
144A,10.50%, 7/15/27	5,000	4,569
144A,8.25%, 11/1/29	4,000	3,230
Mauser Packaging Solutions Holding Co. 144A,7.875%, 8/15/26	12,000	11,910
144A,9.25%, 4/15/27	10,000	9,175
OI European Group BV, 144A,4.75%, 2/15/30	5,000	4,513
Owens-Brockway Glass Container, Inc., 144A,6.625%, 5/13/27	6,000	5,968
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 144A,4.375%, 10/15/28	7,000	6,396
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A,4.00%, 10/15/27	9,000	8,303
Sealed Air Corp. 144A,5.50%, 9/15/25	12,000	11,940
144A,6.875%, 7/15/33	5,000	5,019
Sealed Air Corp./Sealed Air Corp., 144A,6.125%, 2/1/28	6,000	5,925
Trident TPI Holdings, Inc., 144A,12.75%, 12/31/28	4,000	4,240
TriMas Corp., 144A,4.125%, 4/15/29	5,000	4,375
Trivium Packaging Finance BV 144A,5.50%, 8/15/26	9,000	8,685
144A,8.50%, 8/15/27	5,000	4,569

(Cost $247,066)		233,020

Transportation — 0.5%
Cargo Aircraft Management, Inc., 144A,4.75%, 2/1/28	5,000	4,426
First Student Bidco, Inc. / First Transit Parent, Inc., 144A,4.00%, 7/31/29	5,000	4,338
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 144A,10.75%, 7/1/25	5,000	4,903
Rand Parent LLC, 144A,8.50%, 2/15/30	5,000	4,725
Watco Cos. LLC / Watco Finance Corp., 144A,6.50%, 6/15/27	4,000	3,877

	Principal Amount	Value
Transportation (Continued)
XPO CNW, Inc., 6.70%, 5/1/34	$3,000	$2,995

(Cost $26,605)		25,264

Trucking & Leasing — 0.3%
AerCap Global Aviation Trust, 144A,6.50%, 6/15/45	5,000	5,012
Fortress Transportation and Infrastructure Investors LLC 144A,6.50%, 10/1/25	5,000	4,981
144A,5.50%, 5/1/28	5,000	4,706

(Cost $14,894)		14,699

Technology — 5.0%
Computers — 1.6%
Ahead DB Holdings LLC, 144A,6.625%, 5/1/28	2,000	1,727
ASGN, Inc., 144A,4.625%, 5/15/28	5,000	4,662
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 144A,6.00%, 11/1/29	4,000	3,380
Crowdstrike Holdings, Inc., 3.00%, 2/15/29	7,000	6,155
McAfee Corp., 144A,7.375%, 2/15/30	9,000	7,785
NCR Atleos Corp., 144A,9.50%, 4/1/29	7,000	7,240
NCR Voyix Corp. 144A,5.00%, 10/1/28	5,000	4,571
144A,5.125%, 4/15/29	9,000	8,291
Presidio Holdings, Inc., 144A,8.25%, 2/1/28	8,000	7,800
Seagate HDD Cayman 4.875%, 6/1/27	5,000	4,858
4.091%, 6/1/29	6,000	5,403
144A,9.625%, 12/1/32	7,000	7,875
5.75%, 12/1/34	5,000	4,600
Unisys Corp., 144A,6.875%, 11/1/27	5,000	4,218
Virtusa Corp., 144A,7.125%, 12/15/28	2,000	1,575
Western Digital Corp., 4.75%, 2/15/26	8,000	7,727

(Cost $92,881)		87,867

Office/Business Equipment — 0.3%
Pitney Bowes, Inc., 144A,6.875%, 3/15/27	6,000	5,370
Xerox Corp., 6.75%, 12/15/39	7,000	5,296
Xerox Holdings Corp., 144A,5.50%, 8/15/28	5,000	4,195

(Cost $17,416)		14,861

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Semiconductors — 0.5%
Amkor Technology, Inc., 144A,6.625%, 9/15/27	$7,000	$7,026
ams-OSRAM AG, 144A,12.25%, 3/30/29	4,000	4,089
Entegris Escrow Corp., 144A,5.95%, 6/15/30	5,000	4,856
Entegris, Inc., 144A,4.375%, 4/15/28	5,000	4,675
ON Semiconductor Corp., 144A,3.875%, 9/1/28	7,000	6,346

(Cost $28,411)		26,992

Software — 2.6%
AthenaHealth Group, Inc., 144A,6.50%, 2/15/30	13,000	11,297
Boxer Parent Co., Inc., 144A,9.125%, 3/1/26	5,000	5,025
Camelot Finance SA, 144A,4.50%, 11/1/26	7,000	6,676
Central Parent, Inc. / CDK Global, Inc., 144A,7.25%, 6/15/29	5,000	4,994
Clarivate Science Holdings Corp., 144A,4.875%, 7/1/29	9,000	8,073
Cloud Software Group, Inc. 144A,6.50%, 3/31/29	22,000	20,240
144A,9.00%, 9/30/29	22,000	19,910
Consensus Cloud Solutions, Inc., 144A,6.50%, 10/15/28	3,000	2,715
Fair Isaac Corp., 144A,4.00%, 6/15/28	9,000	8,325
Open Text Corp., 144A,3.875%, 12/1/29	10,000	8,800
Open Text Holdings, Inc., 144A,4.125%, 2/15/30	9,000	7,997
PTC, Inc., 144A,3.625%, 2/15/25	6,000	5,865
Rackspace Technology Global, Inc. 144A,3.50%, 2/15/28	3,000	1,290
144A,5.375%, 12/1/28	3,000	930
ROBLOX Corp., 144A,3.875%, 5/1/30	5,000	4,319
Rocket Software, Inc., 144A,6.50%, 2/15/29	3,000	2,445
SS&C Technologies, Inc., 144A,5.50%, 9/30/27	9,000	8,736
Twilio, Inc., 3.875%, 3/15/31	5,000	4,350
Veritas US, Inc. / Veritas Bermuda Ltd., 144A,7.50%, 9/1/25	10,000	7,800
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 144A,3.875%, 2/1/29	5,000	4,325

(Cost $154,954)		144,112

Utilities — 1.8%
Electric — 1.6%
Algonquin Power & Utilities Corp., 4.75%, 1/18/82	4,000	3,290

	Principal Amount	Value
Electric (Continued)
Atlantica Sustainable Infrastructure PLC, 144A,4.125%, 6/15/28	$5,000	$4,469
Calpine Corp. 144A,5.25%, 6/1/26	10,000	9,865
144A,5.125%, 3/15/28	7,000	6,621
144A,4.625%, 2/1/29	5,000	4,545
144A,5.00%, 2/1/31	5,000	4,434
144A,3.75%, 3/1/31	8,000	6,860
Clearway Energy Operating LLC 144A,4.75%, 3/15/28	9,000	8,444
144A,3.75%, 2/15/31	7,000	5,862
Edison International, 8.125%, 6/15/53	5,000	5,047
NextEra Energy Operating Partners LP, 144A,3.875%, 10/15/26	13,000	12,074
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144A,4.50%, 8/15/28	6,000	5,497
PG&E Corp., 5.25%, 7/1/30	5,000	4,725
Pike Corp., 144A,5.50%, 9/1/28	5,000	4,579

(Cost $90,837)		86,312

Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26
(Cost $8,598)	9,000	8,820

TOTAL CORPORATE BONDS (Cost $5,717,412)		5,322,915

	Number of Shares
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d) (Cost $6,105)	6,105	6,105

CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series “Institutional Shares”, 5.31% (c) (Cost $75,146)	75,146	75,146

TOTAL INVESTMENTS — 98.9%
(Cost $5,798,663)		$5,404,166
Other assets and liabilities, net (e) — 1.1%		61,180

NET ASSETS — 100.0%		$5,465,346

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2023 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d)
—	6,105	(f)	—	—	—	18	—	6,105	6,105

CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series “Institutional Shares”, 5.31% (c)
91,008	462,542		(478,404)	—	—	1,586	—	75,146	75,146

91,008	468,647		(478,404)	—	—	1,604	—	81,251	81,251

*	Non-income producing security.
(a)	Defaulted security or security for which income has been deemed uncollectible.
(b)	Perpetual, callable security with no stated maturity date.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	“Other Assets and Liabilities, Net” includes pending sales that are on loan. The value of securities loaned at November 30, 2023 amounted to $5,837, which is 0.1% of net assets.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

MTN:	Medium Term Note
PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$5,322,915	$—	$5,322,915
Short-Term Investments (a)	81,251	—	—	81,251

TOTAL	$81,251	$5,322,915	$—	$5,404,166

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

November 30, 2023 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS — 98.1%
Arizona — 1.7%
City of Mesa AZ Utility System Revenue, Multiple Utility Revenue, Series A, 5.00%, 7/1/43	$500,000	$531,498
City of Phoenix Civic Improvement Corp., Intergovernmental, Series A, 5.00%, 7/1/45	705,000	760,795
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue, Series A, 5.00%, 1/1/47	500,000	532,046
Series A, 3.00%, 1/1/49	65,000	48,270

(Cost $1,979,240)		1,872,609

California — 18.3%
Bay Area Toll Authority, Highway Revenue Tolls, Sub-Series S-8, 3.00%, 4/1/54	535,000	383,696
Series F-2, 2.60%, 4/1/56	160,000	104,897
City of Los Angeles Department of Airports, Private Airport & Marina Revenue, Series A, 5.00%, 5/15/36	35,000	39,019
5.00%, 5/15/37	45,000	49,779
Series A, 5.00%, 5/15/38	300,000	329,132
5.00%, 5/15/39	40,000	43,720
5.00%, 5/15/40	55,000	59,934
Series D, AMT, 5.00%, 5/15/43	125,000	128,991
Series A, AMT, 4.00%, 5/15/44	400,000	383,472
Series E, 5.00%, 5/15/44	25,000	26,450
Series F, AMT, 5.00%, 5/15/44	200,000	205,988
Series B, 5.00%, 5/15/45	260,000	283,703
Series C, AMT, 5.00%, 5/15/45	50,000	51,685
Series A, AMT, 5.00%, 5/15/46	600,000	623,234
Series B, 5.00%, 5/15/48	250,000	270,487
Series E, 5.00%, 5/15/48	20,000	21,222
Series F, AMT, 3.00%, 5/15/49	330,000	239,254
Series F, AMT, 4.00%, 5/15/49	200,000	185,119
Series D, AMT, 5.00%, 5/15/49	100,000	101,955
Series C, AMT, 4.00%, 5/15/50	500,000	463,897
Series A, AMT, 5.00%, 5/15/51	135,000	139,388
City of Sacramento CA Transient Occupancy Tax Revenue, Hotel Occupancy Tax, Series A, 5.00%, 6/1/48	25,000	25,702
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue, Series D, 3.00%, 11/1/50	340,000	259,813
Series C, 4.00%, 11/1/50	600,000	596,378
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Sales Tax Revenue, Series A, 4.00%, 6/1/39	40,000	41,307
Series A, 5.00%, 7/1/44	430,000	456,871

	Principal Amount	Value
California (Continued)
Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue, Series B, 5.00%, 7/1/40	$260,000	$285,366
Series D, 5.00%, 7/1/44	125,000	133,662
Series A, 5.00%, 7/1/45	60,000	63,653
Series C, 5.00%, 7/1/49	635,000	671,844
Los Angeles Department of Water & Power Water System Revenue, Water Revenue, Series A, 5.00%, 7/1/41	270,000	296,405
Series B, 5.00%, 7/1/43	315,000	334,738
Series A, 5.00%, 7/1/50	210,000	225,317
Los Angeles Department of Water & Power, Electric, Power & Light Revenue, Series B, 5.00%, 7/1/45	45,000	48,731
Series B, 5.00%, 7/1/48	500,000	539,502
Series A, 5.00%, 7/1/51	1,000,000	1,078,906
Metropolitan Water District of Southern California, Water Revenue, Series C, 5.00%, 7/1/39	25,000	27,695
Series C, 5.00%, 7/1/40	100,000	110,253
Series A, 5.00%, 10/1/45	225,000	241,686
Riverside County Transportation Commission, Highway Revenue Tolls, 4.00%, 6/1/40	50,000	48,328
Series B-1, 4.00%, 6/1/46	10,000	9,372
Series B-1, 3.00%, 6/1/49	600,000	437,635
Sacramento County Sanitation Districts Financing Authority, Intergovernmental, 5.00%, 12/1/33	30,000	35,323
Sacramento Municipal Utility District, Electric, Power & Light Revenue, Series H, 5.00%, 8/15/50	40,000	42,828
San Diego County Regional Airport Authority, Private Airport & Marina Revenue, Series A, 5.00%, 7/1/49	200,000	210,272
Series B, AMT, 4.00%, 7/1/51	250,000	228,463
Series A, 5.00%, 7/1/51	500,000	532,673
Series B, AMT, 5.00%, 7/1/51	500,000	512,609
Series A, 5.00%, 7/1/56	1,300,000	1,382,600
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 5/1/37	515,000	540,860
Series A, AMT, 5.00%, 5/1/39	50,000	51,925
AMT, 5.00%, 5/1/43	320,000	327,411
Series A, AMT, 5.00%, 5/1/44	810,000	830,945
Series E, AMT, 5.00%, 5/1/45	1,225,000	1,254,446
Series D, AMT, 5.00%, 5/1/48	75,000	76,214
Series E, 5.00%, 5/1/48	25,000	26,063
Series D, AMT, 5.25%, 5/1/48	870,000	894,768
Series A, AMT, 4.00%, 5/1/49	1,000,000	921,371
Series A, AMT, 5.00%, 5/1/49	400,000	407,308
Series E, AMT, 5.00%, 5/1/50	370,000	376,504
Series F, 5.00%, 5/1/50	900,000	944,333

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
California (Continued)
San Francisco Municipal Transportation Agency, Transit Revenue, Series C, 4.00%, 3/1/51	$40,000	$40,120
Series C, 5.00%, 3/1/51	500,000	523,090
Southern California Public Power Authority, Natural Gas Revenue, Series A, 5.00%, 11/1/33	470,000	498,172
State of California Department of Water Resources, Water Revenue, Series BB, 5.00%, 12/1/34	25,000	28,746
Series BB, 5.00%, 12/1/35	45,000	51,415

(Cost $23,371,675)		20,806,645

Colorado — 3.7%
Arkansas River Power Authority, Electric, Power & Light Revenue, Series A, 5.00%, 10/1/43	215,000	217,510
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 12/1/35	250,000	264,279
Sub-Series A, AMT, 5.00%, 12/1/36	300,000	331,845
Series A, AMT, 5.00%, 12/1/37	20,000	20,856
Series A, AMT, 5.00%, 12/1/38	320,000	332,530
Series A, AMT, 4.00%, 12/1/43	650,000	611,120
Series A, AMT, 5.00%, 12/1/43	325,000	333,432
Series A, AMT, 5.00%, 12/1/48	700,000	711,135
Sub-Series B, 5.00%, 12/1/48	40,000	41,302
Series D, 5.00%, 11/15/53	600,000	622,854
City & County of Denver Co. Dedicated Excise Tax Revenue, Hotel Occupancy Tax, Series A, 4.00%, 8/1/51	700,000	660,030
City of Colorado Springs CO Utilities System Revenue, Multiple Utility Revenue, Series B, 4.00%, 11/15/51	100,000	96,553

(Cost $4,592,251)		4,243,446

Connecticut — 0.3%
State of Connecticut Special Tax Revenue, Fuel Sales Tax Revenue, 5.00%, 5/1/34	25,000	28,108
5.00%, 5/1/37	100,000	110,238
5.00%, 5/1/38	100,000	109,117
5.00%, 5/1/40	120,000	129,642

(Cost $417,075)		377,105

Delaware — 0.3%
Delaware River & Bay Authority, Highway Revenue Tolls, 4.00%, 1/1/44
(Cost $324,010)	330,000	319,420

District of Columbia — 4.4%
District of Columbia Water & Sewer Authority, Water Revenue, Series B, 5.00%, 10/1/49	250,000	259,527

	Principal Amount	Value
District of Columbia (Continued)
District of Columbia, Income Tax Revenue, Series A, 4.00%, 3/1/39	$110,000	$111,108
Series C, 4.00%, 5/1/45	500,000	491,390
Series C, 5.00%, 5/1/45	170,000	182,084
Metropolitan Washington Airports Authority Aviation Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/1/46	850,000	884,289
Series A, AMT, 5.00%, 10/1/48	175,000	178,069
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Highway Revenue Tolls, Series B, 4.00%, 10/1/44	1,000,000	926,967
Series B, 5.00%, 10/1/47	500,000	511,308
Series B, 4.00%, 10/1/49	300,000	269,446
Series B, 3.00%, 10/1/50	600,000	437,623
Series B, 4.00%, 10/1/53	900,000	793,111

(Cost $5,828,824)		5,044,922

Florida — 9.3%
Broward County FL Water & Sewer Utility Revenue, Water Revenue, Series A, 4.00%, 10/1/47	240,000	239,398
Central Florida Expressway Authority, Highway Revenue Tolls, Series D, 5.00%, 7/1/35	40,000	45,167
City of Gainesville FL Utilities System Revenue, Multiple Utility Revenue, Series A, 5.00%, 10/1/44	380,000	400,409
Series A, 5.00%, 10/1/47	215,000	225,195
City of Tampa FL Water & Wastewater System Revenue, Water Revenue, Series A, 5.00%, 10/1/54	1,000,000	1,055,595
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 10/1/44	100,000	93,336
Series A, AMT, 4.00%, 10/1/49	150,000	135,347
County of Broward Fl Port Facilities Revenue, Private Airport & Marina Revenue, Series B, 4.00%, 9/1/49	55,000	49,981
County of Broward FL Port Facilities Revenue, Private Airport & Marina Revenue, Series B, AMT, 4.00%, 9/1/44	500,000	479,143
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 10/1/44	400,000	365,243
Series A, AMT, 5.00%, 10/1/44	1,000,000	1,022,439
Series A, AMT, 5.00%, 10/1/49	380,000	385,270
County of Miami-Dade FL Transit System, Sales Tax Revenue, Series A, 4.00%, 7/1/49	500,000	483,374
Series A, 4.00%, 7/1/50	90,000	86,685
County of Miami-Dade Fl Water & Sewer System Revenue, Water Revenue, 4.00%, 10/1/51	100,000	92,215

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Florida (Continued)
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue, Series B, 4.00%, 10/1/44	$475,000	$472,378
4.00%, 10/1/46	255,000	250,511
4.00%, 10/1/48	400,000	386,235
4.00%, 10/1/48	40,000	38,504
Series B, 4.00%, 10/1/49	500,000	477,503
4.00%, 10/1/51	275,000	260,853
County of Miami-Dade Seaport Department, Private Airport & Marina Revenue, Series A, 5.25%, 10/1/52	300,000	312,593
County of Osceola Fl Transportation Revenue, Highway Revenue Tolls, Series A-1, 4.00%, 10/1/54	400,000	326,747
Greater Orlando Aviation Authority, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/1/44	165,000	169,552
Series A, AMT, 4.00%, 10/1/49	500,000	454,657
Series A, AMT, 4.00%, 10/1/52	300,000	269,383
Sub-Series A, AMT, 5.00%, 10/1/52	605,000	611,126
Series A, AMT, 3.25%, 10/1/54	250,000	184,905
Hillsborough County Aviation Authority, Private Airport & Marina Revenue, Series F, 5.00%, 10/1/48	195,000	203,563
Hillsborough County Aviation Authority, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 10/1/52	500,000	448,971
Putnam County Development Authority, Electric, Power & Light Revenue, 5.00%, 3/15/42	40,000	40,734
State of Florida Department of Transportation Turnpike System Revenue, Highway Revenue Tolls, Series C, 3.00%, 7/1/46	200,000	155,870
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls, Series B, 4.00%, 7/1/42	400,000	391,848

(Cost $11,906,417)		10,614,730

Georgia — 2.9%
City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue, Series B, AMT, 4.00%, 7/1/49	200,000	181,960
Development Authority of Burke County, Electric, Power & Light Revenue, Series C, 4.125%, 11/1/45	25,000	21,885
Series D, 4.125%, 11/1/45	355,000	310,761
Georgia Ports Authority, Private Airport & Marina Revenue, 4.00%, 7/1/51	765,000	751,004
Georgia Ports Authority, Private Airport & Marina Revenue, 4.00%, 7/1/52	320,000	310,139
Main Street Natural Gas, Inc., Natural Gas Revenue, Series A, 5.00%, 5/15/43	30,000	30,420

	Principal Amount	Value
Georgia (Continued)
Municipal Electric Authority of Georgia, Nuclear Revenue, Series A, 5.00%, 1/1/62	$500,000	$507,347
Series A, 4.50%, 7/1/63	400,000	392,853
Series A, 5.50%, 7/1/63	750,000	776,481

(Cost $3,388,248)		3,282,850

Hawaii — 0.8%
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/43	400,000	409,583
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/51	500,000	516,120

(Cost $968,011)		925,703

Illinois — 6.3%
Chicago O’hare International Airport, Private Airport & Marina Revenue, Series A, 4.50%, 1/1/48	570,000	559,357
Series A, 5.00%, 1/1/48	200,000	203,222
Series A, AMT, 5.00%, 1/1/55	500,000	509,350
Chicago O’Hare International Airport, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 1/1/43	115,000	108,319
Series B, 5.00%, 1/1/48	1,285,000	1,317,379
Series B, 4.00%, 1/1/53	130,000	122,565
Series A, AMT, 4.375%, 1/1/53	25,000	23,687
Series B, 5.00%, 1/1/53	500,000	509,435
Chicago Transit Authority Sales Tax Receipts Fund, Sales Tax Revenue, Series A, 5.00%, 12/1/57	1,200,000	1,200,913
City of Chicago IL Waterworks Revenue, Water Revenue, Series A, 5.50%, 11/1/62	200,000	216,019
Illinois Finance Authority, Water Revenue, 4.00%, 7/1/38	25,000	25,167
Illinois State Toll Highway Authority, Highway Revenue Tolls, Series A, 5.00%, 1/1/41	30,000	32,599
Series A, 4.00%, 1/1/44	700,000	674,804
Series A, 5.00%, 1/1/44	800,000	842,892
Series A, 5.00%, 1/1/45	775,000	824,291

(Cost $7,644,903)		7,169,999

Louisiana — 0.7%
East Baton Rouge Sewerage Commission, Sewer Revenue, Series A, 4.00%, 2/1/45	245,000	237,756
Jefferson Sales Tax District, Sales Tax Revenue, Series B, 4.00%, 12/1/42	115,000	112,868
Louisiana Stadium & Exposition District, Hotel Occupancy Tax, Series A, 5.00%, 7/1/48	450,000	475,650

(Cost $883,545)		826,274

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Maine — 0.0%
Maine Turnpike Authority, Highway Revenue Tolls, 5.00%, 7/1/47
(Cost $44,970)	$40,000	$41,662

Maryland — 0.6%
Maryland State Transportation Authority, Highway Revenue Tolls, 4.00%, 7/1/50 (Cost $744,507)	650,000	626,465

Massachusetts — 1.7%
Commonwealth of Massachusetts, Hotel Occupancy Tax, 5.50%, 1/1/34	185,000	212,725
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sales Tax Revenue, Series B-1, 5.00%, 7/1/50	35,000	36,215
Series A-1, 4.00%, 7/1/51	205,000	197,318
Massachusetts Port Authority, Private Airport & Marina Revenue, Series C, AMT, 5.00%, 7/1/44	400,000	412,021
Series E, AMT, 5.00%, 7/1/46	500,000	517,032
Series E, AMT, 5.00%, 7/1/51	505,000	518,710

(Cost $2,112,787)		1,894,021

Michigan — 1.4%
Lansing Board of Water & Light, Electric, Power & Light Revenue, Series A, 5.00%, 7/1/44	600,000	630,471
Series A, 5.00%, 7/1/48	90,000	93,525
State of Michigan Trunk Line Revenue, Fuel Sales Tax Revenue, Series B, 4.00%, 11/15/45	800,000	799,747

(Cost $1,662,708)		1,523,743

Nevada — 1.6%
City of Reno NV, Sales Tax Revenue, Series A, 4.00%, 6/1/58	145,000	127,303
County of Clark NV, Fuel Sales Tax Revenue, 4.00%, 7/1/40	500,000	499,104
County of Washoe NV, Fuel Sales Tax Revenue, 5.00%, 2/1/42	50,000	52,371
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax, Series B, 5.00%, 7/1/43	840,000	874,165
Series B, 4.00%, 7/1/49	290,000	273,844

(Cost $1,896,160)		1,826,787

New Jersey — 1.7%
New Jersey Turnpike Authority, Highway Revenue Tolls, Series G, 4.00%, 1/1/43	550,000	543,077
Series A, 4.00%, 1/1/48	45,000	43,946
Series A, 5.00%, 1/1/48	740,000	774,163
Series B, 5.25%, 1/1/52	405,000	442,469
South Jersey Transportation Authority, Highway Revenue Tolls, Series A, 4.625%, 11/1/47	100,000	100,669

(Cost $1,927,400)		1,904,324

	Principal Amount	Value
New York — 18.5%
Long Island Power Authority, Electric, Power & Light Revenue, 5.00%, 9/1/38	$90,000	$95,548
Metropolitan Transportation Authority, Transit Revenue, Series C-1, 4.00%, 11/15/35	30,000	30,148
Series C-1, 4.00%, 11/15/38	180,000	176,617
Series D, 4.00%, 11/15/42	430,000	404,580
Series A, Sub-Series A-2, 5.00%, 11/15/44	100,000	102,505
Series E, 4.00%, 11/15/45	1,000,000	924,637
Series C-1, 4.75%, 11/15/45	500,000	504,872
Sub-Series A, 5.00%, 11/15/45	75,000	76,685
Series D, 4.00%, 11/15/46	790,000	725,194
Series D-2, 4.00%, 11/15/48	630,000	579,504
Series A-1-GROUP 1, 5.00%, 11/15/48	600,000	617,997
Series D-3, 4.00%, 11/15/49	140,000	128,267
Series A-1, 4.00%, 11/15/50	35,000	32,371
Series D-3, 4.00%, 11/15/50	250,000	228,470
Series C-1, 5.00%, 11/15/50	700,000	719,467
Series A-1, 4.00%, 11/15/52	550,000	493,267
Series B, 5.00%, 11/15/52	115,000	117,012
Series C-1, 5.25%, 11/15/55	500,000	517,051
New York City Municipal Water Finance Authority, Water Revenue, Series FF, 5.00%, 6/15/39	35,000	37,097
Series EE-2, 4.00%, 6/15/40	30,000	30,173
Series AA, 5.00%, 6/15/40	95,000	102,232
Sub-Series EE-2, 5.00%, 6/15/40	535,000	572,673
4.00%, 6/15/42	400,000	401,043
Series AA-2, 4.00%, 6/15/42	100,000	100,339
Series BB2, 4.00%, 6/15/42	40,000	40,111
Series CC-2, 4.00%, 6/15/42	25,000	25,074
Series BB-1, 5.00%, 6/15/44	140,000	151,776
Series BB-1, 4.00%, 6/15/45	255,000	252,586
Series BB-1, 4.00%, 6/15/49	200,000	195,843
Series CC-1, 4.00%, 6/15/49	200,000	195,843
Series FF-1, 4.00%, 6/15/49	15,000	14,688
Series BB-1, 5.00%, 6/15/49	270,000	283,547
Series DD-1, 5.00%, 6/15/49	400,000	417,202
Series DD-1, 5.25%, 6/15/49	70,000	73,789
Series BB-1, 4.00%, 6/15/50	285,000	278,546
Series GG-1, 4.00%, 6/15/50	305,000	298,093
Sub-Series DD-1, 4.00%, 6/15/50	600,000	586,412
Series AA-1, 5.00%, 6/15/50	140,000	148,611
Series AA-1, 3.00%, 6/15/51	300,000	220,646
Series CC-1, 5.00%, 6/15/51	250,000	266,091
Series CC-1, 5.00%, 6/15/52	100,000	106,698
New York Power Authority, Electric, Power & Light Revenue, Series A, 4.00%, 11/15/45	35,000	34,636
Series A, 4.00%, 11/15/47	115,000	112,723
Series A, 4.00%, 11/15/50	75,000	73,215
Series A, 4.00%, 11/15/55	1,050,000	1,011,752
Series A, 3.25%, 11/15/60	1,150,000	850,898
Series A, 4.00%, 11/15/60	675,000	642,678
New York State Environmental Facilities Corp., Water Revenue, Series A, 5.00%, 6/15/51	500,000	535,406

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
New York (Continued)
Port Authority of New York & New Jersey, Private Airport & Marina Revenue, Series 224, 4.00%, 7/15/51	$15,000	$14,592
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Sales Tax Revenue, Series A, 4.00%, 5/15/48	360,000	346,671
Series A, 4.00%, 5/15/57	1,000,000	940,564
Series A, 4.25%, 5/15/58	600,000	585,320
Series A, 4.50%, 5/15/63	450,000	452,114
Triborough Bridge & Tunnel Authority, Fuel Sales Tax Revenue, Series D-2, 5.50%, 5/15/52	650,000	720,354
Triborough Bridge & Tunnel Authority, Miscellaneous Taxes, Series C-1A, 4.00%, 5/15/46	600,000	590,567
Series C-3, 3.00%, 5/15/51	600,000	439,916
Series A-1, 5.00%, 5/15/51	2,000,000	2,116,922
Series C-1A, 5.00%, 5/15/51	225,000	238,903

(Cost $23,206,143)		20,980,536

North Carolina — 0.2%
County of Union NC Enterprise System Revenue, Water Revenue, 3.00%, 6/1/51
(Cost $241,524)	300,000	223,765

Ohio — 0.6%
Franklin County Convention Facilities Authority, Industrial Revenue, 5.00%, 12/1/51	100,000	91,288
Northeast Ohio Regional Sewer District, Sewer Revenue, 4.00%, 11/15/43	60,000	60,088
Ohio Turnpike & Infrastructure Commission, Highway Revenue Tolls, Series A, 4.00%, 2/15/46	10,000	9,628
Series A, 5.00%, 2/15/46	275,000	293,908
Ohio Water Development Authority, Intergovernmental, 5.00%, 6/1/46	225,000	242,909

(Cost $788,764)		697,821

Oklahoma — 0.3%
Oklahoma Turnpike Authority Highway Revenue Tolls, 5.50%, 1/1/53
(Cost $332,745)	300,000	331,724

Oregon — 0.8%
Port of Portland OR Airport Revenue, Private Airport & Marina Revenue, Series 25B, AMT, 5.00%, 7/1/44	315,000	323,369
Series 28, AMT, 4.00%, 7/1/47	500,000	460,312
State of Oregon Department of Transportation, Fuel Sales Tax Revenue, Series A, 4.00%, 11/15/42	60,000	60,253

(Cost $882,228)		843,934

Pennsylvania — 6.7%
Allegheny County Airport Authority, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 1/1/46	700,000	644,461
Series A, AMT, 5.00%, 1/1/51	500,000	510,994
Series A, AMT, 4.00%, 1/1/56	500,000	433,511

	Principal Amount	Value
Pennsylvania (Continued)
Chester County Industrial Development Authority, Recreational Revenue, 4.00%, 12/1/51	$245,000	$233,816
City of Philadelphia PA Water & Wastewater, Water Revenue, Series A, 5.00%, 10/1/43	25,000	25,999
Series A, 5.00%, 11/1/45	515,000	542,923
Series A, 5.00%, 10/1/48	35,000	36,295
Series A, 5.00%, 11/1/50	500,000	525,073
Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees, Series B, 5.00%, 12/1/43	115,000	118,868
Series A, 5.25%, 12/1/44	565,000	596,776
Series A, 5.00%, 12/1/48	480,000	492,578
Pennsylvania Turnpike Commission, Highway Revenue Tolls, Series A, 5.00%, 12/1/44	230,000	240,203
Series A, 4.00%, 12/1/46	20,000	19,372
Series B, 4.00%, 12/1/46	390,000	377,753
Series C, 5.00%, 12/1/46	45,000	47,627
Series A, 5.00%, 12/1/47	55,000	58,338
Sub-Series A, 4.00%, 12/1/49	285,000	276,756
Series A, 5.00%, 12/1/49	15,000	15,635
Series A, 4.00%, 12/1/50	255,000	239,438
Series B, 5.00%, 12/1/50	1,705,000	1,797,669
Series A, 4.00%, 12/1/51	65,000	61,525
Series B, 4.00%, 12/1/51	300,000	283,497
Series B, 5.00%, 12/1/51	15,000	15,852

(Cost $8,448,997)		7,594,959

South Carolina — 1.0%
South Carolina Ports Authority, Private Airport & Marina Revenue, Series B, 4.00%, 7/1/49	200,000	180,987
South Carolina Public Service Authority, Electric, Power & Light Revenue, Series A, 4.00%, 12/1/42	475,000	445,506
Series A, 4.00%, 12/1/52	600,000	530,477

(Cost $1,261,941)		1,156,970

Tennessee — 1.9%
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, Electric, Power & Light Revenue, Series A, 5.00%, 5/15/46	245,000	263,342
Metropolitan Nashville Airport Authority, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 7/1/49	125,000	127,283
Series B, AMT, 4.00%, 7/1/54	550,000	478,364
Series A, 5.00%, 7/1/54	805,000	826,819
Series B, AMT, 5.00%, 7/1/54	500,000	507,583

(Cost $2,497,484)		2,203,391

Texas — 6.3%
Central Texas Regional Mobility Authority, Highway Revenue Tolls, Series E, 5.00%, 1/1/45	100,000	102,931
Series B, 5.00%, 1/1/46	300,000	308,910
Series B, 4.00%, 1/1/51	50,000	45,515

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2023 (Unaudited)

	Principal Amount	Value
Texas (Continued)
City of Austin TX Electric Utility Revenue, Electric, Power & Light Revenue, Series B, 5.00%, 11/15/44	$125,000	$132,071
Series B, 5.00%, 11/15/49	125,000	130,931
City of Austin TX Water & Wastewater System Revenue, Water Revenue, Series C, 5.00%, 11/15/50	305,000	321,869
City of Dallas TX Waterworks & Sewer System Revenue, Water Revenue, Series C, 4.00%, 10/1/49	110,000	107,573
City of Georgetown TX Utility System Revenue, Multiple Utility Revenue, 4.25%, 8/15/47	500,000	492,525
City of Houston TX Airport System Revenue, Private Airport & Marina Revenue, Sub-Series A, AMT, 4.00%, 7/1/46	575,000	528,784
City of Houston TX Combined Utility System, Water Revenue, Series C, 4.00%, 11/15/43	165,000	163,132
Series D, 5.00%, 11/15/43	30,000	31,508
Series C, 3.00%, 11/15/47	145,000	109,139
Series C, 4.00%, 11/15/49	55,000	53,080
City of Lubbock TX Electric Light & Power System Revenue, Electric, Power & Light Revenue, 4.00%, 4/15/51	400,000	369,607
City of San Antonio TX Electric & Gas Systems Revenue, Electric, Power & Light Revenue, Series A, 5.00%, 2/1/46	10,000	10,596
Dallas Fort Worth International Airport, Private Airport & Marina Revenue, 4.00%, 11/1/34	60,000	62,180
4.00%, 11/1/35	85,000	87,440
Harris County Toll Road Authority, Highway Revenue Tolls, Series A, 4.00%, 8/15/48	555,000	539,558
4.00%, 8/15/50	670,000	648,185
Harris County-Houston Sports Authority, Hotel Occupancy Tax, Series A, 3.125%, 11/15/56	110,000	79,533
Lower Colorado River Authority, Intergovernmental, 5.00%, 5/15/47	250,000	262,967
North Fort Bend Water Authority, Water Revenue, Series A, 4.00%, 12/15/58	200,000	177,005
North Texas Tollway Authority, Highway Revenue Tolls, Series A, 4.00%, 1/1/37	25,000	25,286
Series A, 5.00%, 1/1/38	65,000	69,369
Series A, 5.00%, 1/1/43	385,000	401,458
Series A, 5.00%, 1/1/48	500,000	518,509
4.25%, 1/1/49	30,000	28,742
Series B, 3.00%, 1/1/51	250,000	178,729
San Antonio Water System, Water Revenue, Series A, 5.00%, 5/15/46	25,000	26,684
Series A, 4.00%, 5/15/51	335,000	318,678
Texas Water Development Board, Water Revenue, 4.00%, 10/15/45	320,000	315,504
4.00%, 4/15/51	525,000	505,263

	Principal Amount	Value
Texas (Continued)
West Harris County Regional Water Authority, Water Revenue, 3.00%, 12/15/58	$85,000	$57,054

(Cost $8,198,547)		7,210,315

Utah — 2.2%
City of Salt Lake City UT Airport Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/43	400,000	409,584
Series A, AMT, 5.00%, 7/1/48	750,000	761,012
Series A, AMT, 5.25%, 7/1/48	225,000	231,064
Intermountain Power Agency, Electric, Power & Light Revenue, Series A, 5.00%, 7/1/42	1,000,000	1,093,572

(Cost $2,560,000)		2,495,232

Virginia — 1.3%
Hampton Roads Transportation Accountability Commission, Appropriations, Series A, 4.00%, 7/1/45	275,000	275,657
Series A, 5.00%, 7/1/50	40,000	42,145
Series A, 4.00%, 7/1/55	700,000	672,275
Series A, 5.00%, 7/1/60	500,000	525,741

(Cost $1,756,923)		1,515,818

Washington — 2.2%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue, Series S-1, 4.00%, 11/1/40	20,000	20,203
Series S-1, 4.00%, 11/1/46	700,000	685,446
County of King WA Sewer Revenue, Sewer Revenue, Series A, 4.00%, 1/1/52	500,000	481,783
Energy Northwest, Nuclear Revenue, Series A, 5.00%, 7/1/38	300,000	324,487
Port of Seattle WA, Private Airport & Marina Revenue, AMT, 5.00%, 4/1/44	500,000	514,980
Series B, AMT, 5.00%, 8/1/47	500,000	518,103

(Cost $2,762,543)		2,545,002

West Virginia — 0.2%
West Virginia Parkways Authority, Highway Revenue Tolls, 5.00%, 6/1/47
(Cost $310,870)	250,000	266,987

Wisconsin — 0.2%
Wisconsin Health & Educational Facilities Authority, Electric, Power & Light Revenue, 5.00%, 4/1/44 (Cost $265,629)	245,000	252,041

TOTAL MUNICIPAL BONDS (Cost $123,207,069)		111,619,200

TOTAL INVESTMENTS — 98.1% (Cost $123,207,069)		$111,619,200
Other assets and liabilities, net — 1.9%		2,113,517

NET ASSETS — 100.0%		$113,732,717

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2023 (Unaudited)

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds (a)	$—	$111,619,200	$—	$111,619,200

TOTAL	$—	$111,619,200	$—	$111,619,200

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.2%
Australia — 8.5%
BHP Group Ltd.	13,247	$406,673
Coles Group Ltd.	3,496	35,535
Fortescue Ltd.	4,495	74,480
IGO Ltd.	1,768	10,058
Medibank Pvt Ltd.	7,029	16,126
Rio Tinto Ltd.	983	81,498
Santos Ltd.	8,440	38,669
Telstra Group Ltd.	10,338	26,185
Wesfarmers Ltd.	2,947	102,898
Woodside Energy Group Ltd.	5,032	103,431

(Cost $888,670)		895,553

Austria — 0.2%
OMV AG
(Cost $20,462)	386	16,489

Belgium — 0.2%
Ageas SA/NV
(Cost $21,248)	423	18,221

Brazil — 2.2%
Ambev SA	12,517	34,742
B3 SA — Brasil Bolsa Balcao	15,415	41,567
BB Seguridade Participacoes SA	1,870	11,867
CPFL Energia SA	475	3,568
Engie Brasil Energia SA	565	4,983
TIM SA	2,258	7,893
Vale SA	8,875	132,884

(Cost $229,307)		237,504

Canada — 3.9%
BCE, Inc.	183	7,211
Brookfield Asset Management Ltd., Class A	937	32,833
Canadian Tire Corp. Ltd., Class A	135	14,054
Great-West Lifeco, Inc.	741	23,703
IGM Financial, Inc.	242	6,013
Lundin Mining Corp.	1,715	11,890
Manulife Financial Corp.	4,730	92,727
Quebecor, Inc., Class B	411	9,127
Sun Life Financial, Inc.	1,528	77,220
Suncor Energy, Inc.	3,393	111,961
TELUS Corp.	1,301	23,298

(Cost $384,250)		410,037

Chile — 0.2%
Antofagasta PLC	1,018	18,152
Cia Sud Americana de Vapores SA	46,532	2,712
Enel Chile SA	69,910	4,430

(Cost $29,533)		25,294

China — 5.7%
China Coal Energy Co. Ltd., Class H	5,027	4,261
China Communications Services Corp. Ltd., Class H	6,134	2,615
China Construction Bank Corp., Class A	1,500	1,344
China Construction Bank Corp., Class H	251,308	145,438
China Feihe Ltd., 144A	10,000	5,864

	Number of Shares	Value
China (Continued)
China Hongqiao Group Ltd.	5,933	$4,839
China Merchants Bank Co. Ltd., Class A	3,200	12,901
China Merchants Bank Co. Ltd., Class H	10,172	35,555
China Pacific Insurance Group Co. Ltd., Class A	1,200	4,048
China Pacific Insurance Group Co. Ltd., Class H	7,200	15,211
China Petroleum & Chemical Corp., Class A	5,000	3,830
China Petroleum & Chemical Corp., Class H	64,655	33,278
China Railway Group Ltd., Class H	11,350	4,984
China Shenhua Energy Co. Ltd., Class A	1,156	5,098
China Shenhua Energy Co. Ltd., Class H	8,945	29,262
China State Construction Engineering Corp. Ltd., Class A	4,800	3,341
China Tower Corp. Ltd., Class H, 144A	113,030	11,722
COSCO SHIPPING Holdings Co. Ltd., Class A	2,000	2,803
COSCO SHIPPING Holdings Co. Ltd., Class H	8,151	7,514
CRRC Corp. Ltd., Class H	10,902	4,397
Daqin Railway Co. Ltd., Class A	2,300	2,338
ENN Energy Holdings Ltd.	2,063	14,316
Gree Electric Appliances, Inc. of Zhuhai, Class A	400	1,846
Guanghui Energy Co. Ltd., Class A	1,300	1,322
Henan Shuanghui Investment & Development Co. Ltd., Class A	600	2,193
Huaibei Mining Holdings Co. Ltd., Class A	600	1,331
Hunan Valin Steel Co. Ltd., Class A	1,600	1,239
Industrial & Commercial Bank of China Ltd., Class A	9,500	6,399
Industrial & Commercial Bank of China Ltd., Class H	170,212	81,507
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,253	681
Jiangsu Expressway Co. Ltd., Class H	2,966	2,670
Jiangxi Copper Co. Ltd., Class H	3,278	4,650
LB Group Co. Ltd., Class A	500	1,208
Lenovo Group Ltd.	19,695	24,334
Livzon Pharmaceutical Group, Inc., Class A	107	525
Longfor Group Holdings Ltd., 144A	5,148	9,122
New China Life Insurance Co. Ltd., Class A	300	1,313
New China Life Insurance Co. Ltd., Class H	2,455	4,872
People’s Insurance Co. Group of China Ltd., Class H	21,542	6,978
PICC Property & Casualty Co. Ltd., Class H	18,026	20,933
Postal Savings Bank of China Co. Ltd., Class A	4,926	3,028
Postal Savings Bank of China Co. Ltd., Class H, 144A	21,672	9,628

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
China (Continued)
Qifu Technology, Inc., ADR	279	$4,330
Shaanxi Coal Industry Co. Ltd., Class A	1,800	4,910
Shanghai Baosight Software Co. Ltd., Class B	1,400	2,635
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,806	2,618
Shanxi Coking Coal Energy Group Co. Ltd., Class A	700	954
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	600	1,838
Sichuan Road & Bridge Group Co. Ltd., Class A	1,500	1,622
Sinopharm Group Co. Ltd., Class H	3,378	8,382
TBEA Co. Ltd., Class A	1,000	1,951
Tianqi Lithium Corp., Class A	300	2,104
Tongwei Co. Ltd., Class A	700	2,402
Uni-President China Holdings Ltd.	3,016	1,931
Xinjiang Daqo New Energy Co. Ltd., Class A	275	1,186
Yankuang Energy Group Co. Ltd., Class A	600	1,727
Yankuang Energy Group Co. Ltd., Class H	5,905	10,978
Youngor Group Co. Ltd., Class A	1,100	1,044
Zangge Mining Co. Ltd., Class A	300	1,005
Zhongsheng Group Holdings Ltd.	2,158	5,167
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,800	1,626

(Cost $769,715)		599,148

Czech Republic — 0.3%
CEZ AS	421	18,657
Komercni Banka AS	190	5,893
Moneta Money Bank AS, 144A	933	3,654

(Cost $23,273)		28,204

Denmark — 0.5%
A.P. Moller — Maersk A/S, Class A	8	12,422
A.P. Moller — Maersk A/S, Class B	13	20,547
Tryg A/S	894	19,324

(Cost $79,025)		52,293

Egypt — 0.0%
Eastern Co. SAE
(Cost $2,753)	2,931	2,457

Finland — 1.4%
Elisa OYJ	369	16,540
Kesko OYJ, Class B	733	14,040
Kone OYJ, Class B	903	40,189
Orion OYJ, Class B	279	11,093
Stora Enso OYJ, Class R	1,555	20,207
UPM-Kymmene OYJ	1,375	48,128

(Cost $164,960)		150,197

France — 9.8%
Amundi SA, 144A	155	9,555
AXA SA	4,719	147,233

	Number of Shares	Value
France (Continued)
Bouygues SA	500	$19,045
Cie Generale des Etablissements Michelin SCA	1,806	60,712
Danone SA	1,702	109,510
La Francaise des Jeux SAEM, 144A	274	9,926
Sanofi SA	2,970	276,939
TotalEnergies SE	5,965	405,214

(Cost $979,350)		1,038,134

Germany — 5.8%
Allianz SE	1,054	265,195
Bayerische Motoren Werke AG	829	86,463
Deutsche Post AG	2,589	121,582
Mercedes-Benz Group AG	2,094	136,126
Wacker Chemie AG	49	6,004

(Cost $569,999)		615,370

Greece — 0.3%
Hellenic Telecommunications Organization SA	484	7,113
JUMBO SA	311	8,158
Motor Oil Hellas Corinth Refineries SA	177	4,789
OPAP SA	450	7,218

(Cost $25,583)		27,278

Hong Kong — 2.9%
Beijing Enterprises Holdings Ltd.	1,330	4,410
Bosideng International Holdings Ltd.	8,446	3,547
China Everbright Environment Group Ltd.	9,888	3,254
China Gas Holdings Ltd.	7,380	6,765
China Medical System Holdings Ltd.	3,469	6,671
China Resources Gas Group Ltd.	2,361	7,406
China Resources Land Ltd.	8,498	31,118
China State Construction International Holdings Ltd.	5,170	5,997
China Taiping Insurance Holdings Co. Ltd.	3,936	3,568
Chow Tai Fook Jewellery Group Ltd.	5,025	7,296
CK Asset Holdings Ltd.	5,195	24,644
CK Infrastructure Holdings Ltd.	1,651	8,181
CLP Holdings Ltd.	4,234	32,933
GCL Technology Holdings Ltd.	56,065	7,465
Guangdong Investment Ltd.	7,997	5,550
Hang Lung Properties Ltd.	5,139	6,869
Henderson Land Development Co. Ltd.	3,929	10,690
HKT Trust & HKT Ltd. (a)	9,898	10,557
Kingboard Holdings Ltd.	1,732	4,169
Kingboard Laminates Holdings Ltd.	2,763	2,406
Orient Overseas International Ltd.	360	4,330
Power Assets Holdings Ltd.	3,631	18,945
Sino Land Co. Ltd.	9,321	9,392
SITC International Holdings Co. Ltd.	3,500	5,288
Sun Hung Kai Properties Ltd.	3,739	36,694
Swire Properties Ltd.	3,065	5,957
Want Want China Holdings Ltd.	12,284	7,188
WH Group Ltd., 144A	21,474	13,802
Xinyi Glass Holdings Ltd.	4,488	5,166

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
Yuexiu Property Co. Ltd.	3,748	$3,417

(Cost $406,970)		303,675

Hungary — 0.1%
Richter Gedeon Nyrt
(Cost $9,034)	360	9,071

India — 1.1%
Coal India Ltd.	4,026	16,518
GAIL India Ltd.	5,914	9,354
HCL Technologies Ltd.	2,515	40,439
Oil & Natural Gas Corp. Ltd.	8,211	19,195
Petronet LNG Ltd.	1,953	4,749
Power Grid Corp. of India Ltd.	12,442	31,175

(Cost $90,809)		121,430

Indonesia — 1.6%
Aneka Tambang Tbk	20,266	2,274
PT Adaro Energy Indonesia Tbk	36,118	6,101
PT Astra International Tbk	52,469	18,268
PT Bank Mandiri Persero Tbk	97,152	36,643
PT Bank Rakyat Indonesia Persero Tbk	177,654	60,421
PT Indofood Sukses Makmur Tbk	11,419	4,730
PT Telkom Indonesia Persero Tbk	127,987	31,027
PT United Tractors Tbk	4,171	5,889

(Cost $136,203)		165,353

Ireland — 0.2%
Smurfit Kappa Group PLC
(Cost $26,041)	679	25,782

Israel — 0.9%
Bank Hapoalim BM	3,298	27,905
Bank Leumi Le-Israel BM	4,048	30,381
ICL Group Ltd.	2,102	10,578
Israel Discount Bank Ltd., Class A	3,192	15,402
Mizrahi Tefahot Bank Ltd.	396	14,142

(Cost $113,978)		98,408

Italy — 1.1%
Assicurazioni Generali SpA	2,671	55,387
Snam SpA	5,349	26,981
Terna—Rete Elettrica Nazionale	3,678	29,681

(Cost $104,324)		112,049

Japan — 4.9%
AGC, Inc.	500	18,162
Daiwa House Industry Co. Ltd.	1,500	42,605
Iida Group Holdings Co. Ltd.	400	5,980
Isuzu Motors Ltd.	1,500	19,841
Japan Tobacco, Inc.	3,100	79,704
Mitsui Chemicals, Inc.	400	11,710
Mitsui OSK Lines Ltd.	900	24,723
MS&AD Insurance Group Holdings, Inc.	1,135	42,480
Nippon Yusen KK	1,269	34,112
Nomura Real Estate Holdings, Inc.	300	7,314
Obayashi Corp.	1,700	14,345
Sekisui House Ltd.	1,575	32,270
SoftBank Corp.	7,500	91,242

	Number of Shares	Value
Japan (Continued)
Sompo Holdings, Inc.	777	$35,514
SUMCO Corp.	900	13,494
Sumitomo Metal Mining Co. Ltd.	650	18,871
Tosoh Corp.	700	9,314
Yamaha Motor Co. Ltd.	800	20,439

(Cost $481,300)		522,120

Kazakhstan — 0.0%
Polymetal International PLC* (b)
(Cost $33,157)	1,987	0

Kuwait — 0.1%
Mobile Telecommunications Co. KSCP
(Cost $9,444)	4,965	7,864

Malaysia — 1.0%
Kuala Lumpur Kepong Bhd	1,200	5,635
Malayan Banking Bhd	14,411	27,773
MISC Bhd	3,500	5,401
Petronas Chemicals Group Bhd	7,700	11,931
Petronas Gas Bhd	2,100	7,599
Public Bank Bhd	38,200	35,007
RHB Bank Bhd	3,931	4,598
Sime Darby Bhd	7,500	3,976

(Cost $99,073)		101,920

Mexico — 1.0%
Arca Continental SAB de CV	1,419	14,487
Banco del Bajio SA, 144A	1,919	6,085
Coca-Cola Femsa SAB de CV	1,368	11,496
Grupo Aeroportuario del Centro Norte SAB de CV	725	6,582
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,030	15,686
Grupo Mexico SAB de CV, Series B	8,328	38,165
Kimberly-Clark de Mexico SAB de CV, Class A	3,800	7,687
Orbia Advance Corp. SAB de CV	2,594	5,538
Promotora y Operadora de Infraestructura SAB de CV	525	5,166

(Cost $92,945)		110,892

Netherlands — 2.7%
ASR Nederland NV	415	19,140
Koninklijke Ahold Delhaize NV	2,510	72,739
Koninklijke KPN NV	8,800	30,217
NN Group NV	678	25,810
Randstad NV	292	17,364
Stellantis NV	5,769	125,274

(Cost $258,056)		290,544

New Zealand — 0.1%
Spark New Zealand Ltd.
(Cost $14,432)	4,796	15,359

Norway — 0.6%
Aker BP ASA	828	23,821
Gjensidige Forsikring ASA	434	7,332
Orkla ASA	1,810	13,373

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Norway (Continued)
Yara International ASA	431	$14,647

(Cost $78,955)		59,173

Philippines — 0.2%
International Container Terminal Services, Inc.	2,730	10,617
Manila Electric Co.	760	4,930
Metropolitan Bank & Trust Co.	4,810	4,330

(Cost $18,848)		19,877

Poland — 0.4%
Cyfrowy Polsat SA*	565	1,817
ORLEN SA	1,553	22,978
Powszechny Zaklad Ubezpieczen SA	1,571	17,953

(Cost $47,447)		42,748

Qatar — 0.4%
Dukhan Bank	5,044	5,350
Industries Qatar QSC	3,942	13,534
Mesaieed Petrochemical Holding Co.	11,780	5,432
Ooredoo QPSC	1,936	5,472
Qatar Electricity & Water Co. QSC	1,214	5,628
Qatar Fuel QSC	1,620	7,083

(Cost $52,270)		42,499

Russia — 0.0%
Alrosa PJSC* (b)	14,479	0
Inter RAO UES PJSC* (b)	188,952	0
LUKOIL PJSC* (b)	2,350	0
MMC Norilsk Nickel PJSC* (b)	361	0
Mobile TeleSystems PJSC, ADR* (b)	2,615	0
Novolipetsk Steel PJSC* (b)	8,593	0
PhosAgro PJSC* (b)	258	0
PhosAgro PJSC, GDR* (b)	2	0
PhosAgro PJSC, GDR* (b)	4	0
Polyus PJSC* (b)	192	0
Severstal PAO* (b)	1,174	0
Tatneft PJSC* (b)	7,791	0

(Cost $520,076)		0

Saudi Arabia — 1.6%
Jarir Marketing Co.	1,500	5,829
Nahdi Medical Co.	95	3,439
Riyad Bank	3,839	27,323
SABIC Agri-Nutrients Co.	626	22,961
Saudi Arabian Oil Co., 144A	6,866	60,762
Saudi Telecom Co.	5,303	54,352

(Cost $179,495)		174,666

Singapore — 2.8%
DBS Group Holdings Ltd.	4,700	111,777
Jardine Cycle & Carriage Ltd.	300	6,411
Oversea-Chinese Banking Corp. Ltd.	8,808	82,761
Singapore Exchange Ltd.	2,341	16,541
Singapore Technologies Engineering Ltd.	4,000	11,119
United Overseas Bank Ltd.	3,300	67,306

(Cost $281,193)		295,915

	Number of Shares	Value
South Africa — 1.3%
Exxaro Resources Ltd.	615	$6,093
FirstRand Ltd.	13,419	47,749
Kumba Iron Ore Ltd.	162	5,063
Nedbank Group Ltd.	1,224	13,810
Sanlam Ltd.	4,700	16,843
Standard Bank Group Ltd.	3,558	37,593
Woolworths Holdings Ltd.	2,377	8,467

(Cost $141,895)		135,618

South Korea — 1.2%
DB Insurance Co. Ltd.	116	7,526
Kia Corp.	697	46,407
Korea Zinc Co. Ltd.	22	8,381
KT Corp.	190	4,941
KT&G Corp.	275	18,800
Kumho Petrochemical Co. Ltd.	41	4,068
LG Uplus Corp.	580	4,720
Samsung Fire & Marine Insurance Co. Ltd.	79	15,921
Samsung Life Insurance Co. Ltd.	216	11,719

(Cost $114,325)		122,483

Spain — 2.6%
Endesa SA	831	17,395
Iberdrola SA	15,725	194,652
Redeia Corp. SA	1,064	17,855
Repsol SA	3,312	50,737

(Cost $246,923)		280,639

Sweden — 1.6%
Boliden AB	718	19,178
Skanska AB, Class B	895	14,392
SKF AB, Class B	903	16,985
Tele2 AB, Class B	1,413	11,092
Volvo AB, Class A	550	13,006
Volvo AB, Class B	3,938	91,415

(Cost $159,586)		166,068

Switzerland — 12.4%
Adecco Group AG	437	21,143
Baloise Holding AG	121	18,633
Glencore PLC	27,400	153,247
Helvetia Holding AG	100	13,766
Holcim AG	1,358	100,419
Kuehne + Nagel International AG	140	40,766
Novartis AG	5,350	523,710
Partners Group Holding AG	59	78,198
SGS SA	395	33,751
Swiss Re AG	799	94,873
Swisscom AG	68	39,914
Zurich Insurance Group AG	382	192,373

(Cost $1,139,048)		1,310,793

Taiwan — 5.5%
Acer, Inc.	7,095	7,994
ASE Technology Holding Co. Ltd.	7,900	32,369
Compal Electronics, Inc.	10,834	10,716
CTBC Financial Holding Co. Ltd.	46,509	40,718

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Hon Hai Precision Industry Co. Ltd.	32,484	$105,542
Largan Precision Co. Ltd.	273	20,886
Lite-On Technology Corp.	5,462	19,232
MediaTek, Inc.	3,964	119,910
Micro-Star International Co. Ltd.	1,752	10,291
Nan Ya Printed Circuit Board Corp.	566	4,493
Nien Made Enterprise Co. Ltd.	541	5,905
Novatek Microelectronics Corp.	1,550	25,354
Pegatron Corp.	5,396	14,025
Realtek Semiconductor Corp.	1,317	18,950
Shanghai Commercial & Savings Bank Ltd.	9,786	14,128
SinoPac Financial Holdings Co. Ltd.	27,325	16,531
Synnex Technology International Corp.	3,543	7,814
Unimicron Technology Corp.	3,559	20,165
United Microelectronics Corp.	30,123	47,151
Vanguard International Semiconductor Corp.	2,532	6,468
WPG Holdings Ltd.	3,911	9,715
Yuanta Financial Holding Co. Ltd.	26,739	22,254
Zhen Ding Technology Holding Ltd.	1,772	5,871

(Cost $515,604)		586,482

Thailand — 0.3%
Intouch Holdings PCL, NVDR	2,000	3,966
PTT Exploration & Production PCL	600	2,584
PTT Exploration & Production PCL, NVDR	3,000	12,920
SCB X PCL, NVDR	2,300	6,489
TMBThanachart Bank PCL, NVDR	65,000	2,846

(Cost $27,815)		28,805

Turkey — 0.3%
Akbank TAS	8,378	9,768
Ford Otomotiv Sanayi AS	180	5,247
Turkiye Is Bankasi AS, Class C	9,410	6,992
Yapi ve Kredi Bankasi AS	7,973	5,306

(Cost $20,645)		27,313

United Arab Emirates — 0.7%
Abu Dhabi Islamic Bank PJSC	3,824	10,621
Abu Dhabi National Oil Co. for Distribution PJSC	8,386	8,678
Emaar Properties PJSC	17,442	36,050
Emirates NBD Bank PJSC	4,918	23,571

(Cost $59,342)		78,920

United Kingdom — 9.5%
Admiral Group PLC	675	23,080
Anglo American PLC	3,313	89,838
Barratt Developments PLC	2,524	16,417
Hargreaves Lansdown PLC	923	8,394
Imperial Brands PLC	2,275	53,180
Kingfisher PLC	5,029	13,968
National Grid PLC	9,757	126,916
Rio Tinto PLC	2,934	200,535
Schroders PLC	2,153	10,946
SSE PLC	2,829	65,629

	Number of Shares	Value
United Kingdom (Continued)
St James’s Place PLC	1,423	$11,684
Tesco PLC	18,922	68,461
Unilever PLC	6,526	311,421

(Cost $1,149,092)		1,000,469

United States — 0.1%
Southern Copper Corp.
(Cost $12,854)	219	15,753

TOTAL COMMON STOCKS
(Cost $10,829,307)		10,388,867

PREFERRED STOCKS — 0.5%
Brazil — 0.2%
Cia Energetica de Minas Gerais	3,555	7,979
Gerdau SA	3,074	13,618

(Cost $20,493)		21,597

Germany — 0.3%
Bayerische Motoren Werke AG	155	14,730
Porsche Automobil Holding SE	408	19,970

(Cost $37,576)		34,700

TOTAL PREFERRED STOCKS (Cost $58,069)		56,297

EXCHANGE-TRADED FUNDS — 0.5%
WisdomTree Emerging Markets High Dividend Fund	250	9,745
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (c)	1,650	38,792

(Cost $46,581)		48,537

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.31% (d) (Cost $5,143)	5,143	5,143

TOTAL INVESTMENTS — 99.2% (Cost $10,939,100)		$10,498,844
Other assets and liabilities, net — 0.8%		84,118

NET ASSETS — 100.0%		$10,582,962

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2023 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
EXCHANGE-TRADED FUNDS — 0.4%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (c)
50,737	90,224	(104,392)		1,125	1,098	2,102	—	1,650	38,792

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (d)(e)
595,473	—	(595,473	) (f)	—	—	547	—	—	—

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.31% (d)
1,070	525,611	(521,538)		—	—	468	—	5,143	5,143

647,280	615,835	(1,221,403)		1,125	1,098	3,117	—	6,793	43,935

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates..
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended November 30, 2023.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
EURO STOXX 50 Futures	EUR	1	$46,589	$47,910	12/15/2023	$1,321
MSCI Emerging Markets Index Future	USD	1	49,427	49,355	12/15/2023	(72)

Total net unrealized appreciation						$1,249

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
USD	U.S.Dollar

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2023 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$10,388,867	$—	$0	$10,388,867
Preferred Stocks (a)	56,297	—	—	56,297
Exchange-Traded Funds	48,537	—	—	48,537
Short-Term Investments (a)	5,143	—	—	5,143
Derivatives (b)
Futures Contracts	1,321	—	—	1,321

TOTAL	$10,500,165	$—	$0	$10,500,165

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(72)	$—	$—	$(72)

TOTAL	$(72)	$—	$—	$(72)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF
November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.7%
Australia — 12.3%
BHP Group Ltd.	2,201,605	$67,587,562
Coles Group Ltd.	716,768	7,285,631
Fortescue Ltd.	904,872	14,993,388
Medibank Pvt Ltd.	1,466,260	3,363,826
Pilbara Minerals Ltd.	1,523,770	3,677,623
Rio Tinto Ltd.	198,749	16,477,841
Santos Ltd.	1,737,037	7,958,542
Telstra Group Ltd.	2,141,027	5,422,904
Wesfarmers Ltd.	607,166	21,199,943
Woodside Energy Group Ltd.	1,014,730	20,857,324

(Cost $161,507,711)		168,824,584

Austria — 0.2%
OMV AG
(Cost $3,915,599)	78,448	3,351,030

Belgium — 0.3%
Ageas SA/NV
(Cost $3,895,816)	84,246	3,629,035

Chile — 0.3%
Antofagasta PLC
(Cost $3,711,648)	210,745	3,757,777

Denmark — 0.8%
A.P. Moller — Maersk A/S, Class A (a)	1,658	2,574,417
A.P. Moller — Maersk A/S, Class B	2,552	4,033,513
Tryg A/S	185,633	4,012,497

(Cost $14,343,486)		10,620,427

Finland — 2.2%
Elisa OYJ	75,177	3,369,614
Kesko OYJ, Class B	145,072	2,778,748
Kone OYJ, Class B	182,000	8,100,089
Orion OYJ, Class B	57,158	2,272,585
Stora Enso OYJ, Class R	308,413	4,007,828
UPM-Kymmene OYJ	285,460	9,991,813

(Cost $31,255,062)		30,520,677

France — 14.3%
Amundi SA, 144A	33,631	2,073,256
AXA SA	964,889	30,104,550
Bouygues SA	102,353	3,898,658
Cie Generale des Etablissements Michelin SCA	363,035	12,204,075
Danone SA	344,424	22,160,993
La Francaise des Jeux SAEM, 144A	55,000	1,992,349
Sanofi SA	608,316	56,722,690
TotalEnergies SE	977,570	66,408,194

(Cost $176,526,709)		195,564,765

Germany — 7.3%
Allianz SE	215,362	54,186,746
Bayerische Motoren Werke AG	170,048	17,735,714
Deutsche Post AG	529,660	24,873,341
Evonik Industries AG	118,530	2,217,977
Wacker Chemie AG	10,638	1,303,480

(Cost $87,189,920)		100,317,258

	Number of Shares	Value
Hong Kong — 2.8%
CK Asset Holdings Ltd.	1,030,326	$4,887,594
CK Infrastructure Holdings Ltd.	348,877	1,728,684
CLP Holdings Ltd.	872,030	6,782,815
Hang Lung Properties Ltd.	1,000,183	1,336,941
Henderson Land Development Co. Ltd.	757,159	2,060,053
HKT Trust & HKT Ltd. (b)	2,106,022	2,246,157
Power Assets Holdings Ltd.	730,157	3,809,572
Sino Land Co. Ltd.	1,883,708	1,898,107
SITC International Holdings Co. Ltd.	699,199	1,056,368
Sun Hung Kai Properties Ltd.	768,235	7,539,430
Swire Properties Ltd.	650,197	1,263,715
WH Group Ltd., 144A	4,400,000	2,828,060
Xinyi Glass Holdings Ltd.	935,662	1,076,988

(Cost $45,713,997)		38,514,484

Ireland — 0.4%
Smurfit Kappa Group PLC
(Cost $4,955,943)	138,780	5,269,517

Israel — 1.1%
Bank Hapoalim BM	677,582	5,733,092
Bank Leumi Le-Israel BM	812,061	6,094,655
Mizrahi Tefahot Bank Ltd.	82,397	2,942,671

(Cost $16,178,891)		14,770,418

Italy — 1.7%
Assicurazioni Generali SpA	539,808	11,193,654
Snam SpA	1,081,821	5,456,875
Terna—Rete Elettrica Nazionale	755,082	6,093,344

(Cost $20,201,774)		22,743,873

Japan — 7.7%
AGC, Inc.	103,300	3,752,298
Daiwa House Industry Co. Ltd.	317,171	9,008,699
Iida Group Holdings Co. Ltd.	82,400	1,231,806
Isuzu Motors Ltd.	311,600	4,121,715
Japan Tobacco, Inc. (a)	641,400	16,491,098
Mitsui Chemicals, Inc.	91,200	2,669,960
Mitsui OSK Lines Ltd.	183,900	5,051,699
MS&AD Insurance Group Holdings, Inc.	229,200	8,578,237
Nippon Yusen KK (a)	259,000	6,962,262
Obayashi Corp.	347,100	2,928,990
Sekisui House Ltd.	318,824	6,532,404
SoftBank Corp.	1,536,700	18,694,862
Sompo Holdings, Inc.	158,000	7,221,605
SUMCO Corp.	187,200	2,806,702
Sumitomo Metal Mining Co. Ltd.	132,200	3,838,079
Tosoh Corp.	139,020	1,849,713
Yamaha Motor Co. Ltd.	159,100	4,064,807

(Cost $94,218,990)		105,804,936

Netherlands — 4.4%
ASR Nederland NV	83,254	3,839,742
Koninklijke Ahold Delhaize NV	513,754	14,888,398
Koninklijke KPN NV	1,789,945	6,146,121
NN Group NV	146,417	5,573,874
Randstad NV	58,336	3,468,949
Stellantis NV	1,181,570	25,657,886

(Cost $51,170,080)		59,574,970

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
New Zealand — 0.2%
Spark New Zealand Ltd.
(Cost $2,901,997)	973,391	$3,117,300

Norway — 0.9%
Aker BP ASA	168,083	4,835,653
Gjensidige Forsikring ASA	111,828	1,889,253
Orkla ASA	374,828	2,769,446
Yara International ASA	87,896	2,987,002

(Cost $14,977,207)		12,481,354

Singapore — 4.5%
DBS Group Holdings Ltd.	968,100	23,023,748
Oversea-Chinese Banking Corp. Ltd.	1,809,907	17,006,020
Singapore Exchange Ltd.	458,250	3,237,897
Singapore Technologies Engineering Ltd.	834,500	2,319,792
United Overseas Bank Ltd.	675,800	13,783,363
Wilmar International Ltd.	1,026,800	2,792,810

(Cost $59,818,447)		62,163,630

Spain — 3.6%
Enagas SA	133,648	2,449,833
Endesa SA	168,786	3,533,157
Iberdrola SA	3,226,317	39,937,072
Redeia Corp. SA	215,485	3,616,080

(Cost $45,877,533)		49,536,142

Sweden — 2.2%
Boliden AB	146,141	3,903,565
Skanska AB, Class B	181,622	2,920,483
Tele2 AB, Class B	310,855	2,440,242
Volvo AB, Class A	109,359	2,586,082
Volvo AB, Class B	804,391	18,672,670

(Cost $28,510,197)		30,523,042

Switzerland — 16.8%
Adecco Group AG	85,258	4,124,897
Baloise Holding AG	24,072	3,706,792
Glencore PLC	5,599,199	31,316,160
Helvetia Holding AG	21,131	2,908,839
Holcim AG	278,737	20,611,568
Kuehne + Nagel International AG	29,014	8,448,444
Novartis AG	706,607	69,169,557
Partners Group Holding AG	12,170	16,130,096
SGS SA	80,120	6,845,973
Swiss Re AG	161,141	19,133,814
Swisscom AG	13,797	8,098,429
Zurich Insurance Group AG	78,092	39,326,648

(Cost $193,683,217)		229,821,217

United Kingdom — 14.7%
Admiral Group PLC	138,775	4,745,180
Anglo American PLC	677,441	18,369,944
Barratt Developments PLC	514,326	3,345,411
Hargreaves Lansdown PLC	189,303	1,721,633
Imperial Brands PLC	454,012	10,612,887
Kingfisher PLC	998,196	2,772,486
National Grid PLC	1,968,844	25,610,026
Rio Tinto PLC	602,132	41,154,936
Schroders PLC	444,307	2,258,883

	Number of Shares	Value
United Kingdom (Continued)
SSE PLC	582,267	$13,507,751
Tesco PLC	3,800,386	13,750,131
Unilever PLC	1,336,208	63,763,876

(Cost $205,108,897)		201,613,144

TOTAL COMMON STOCKS (Cost $1,265,663,121)		1,352,519,580

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	33,519	3,185,473
Porsche Automobil Holding SE	81,094	3,969,288

(Cost $7,711,423)		7,154,761

SECURITIES LENDING COLLATERAL — 1.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d) (Cost $25,355,004)	25,355,004	25,355,004

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.31% (c) (Cost $2,013,070)	2,013,070	2,013,070

TOTAL INVESTMENTS — 101.2% (Cost $1,300,742,618)		$1,387,042,415
Other assets and liabilities, net — (1.2%)		(16,448,637)

NET ASSETS — 100.0%		$1,370,593,778

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

November 30, 2023 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
SECURITIES LENDING COLLATERAL — 1.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d)
92,172,040	—	(66,817,036	) (e)	—	—	143,678	—	25,355,004	25,355,004

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.31% (c)
1,988,411	57,261,176	(57,236,517)		—	—	48,680	—	2,013,070	2,013,070

94,160,451	57,261,176	(124,053,553)		—	—	192,358	—	27,368,074	27,368,074

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $24,092,456, which is 1.8% of net assets.

(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
FTSE 100 Index Futures	GBP	30	$2,887,033	$2,833,388	12/15/2023	$(53,645)
MSCI EAFE Futures	USD	80	8,328,630	8,506,400	12/15/2023	177,770

Total net unrealized appreciation						$124,125

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

GBP	Pound Sterling
USD	U.S. Dollar

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

November 30, 2023 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,352,519,580	$—	$—	$1,352,519,580
Preferred Stocks	7,154,761	—	—	7,154,761
Short-Term Investments (a)	27,368,074	—	—	27,368,074
Derivatives (b)
Futures Contracts	177,770	—	—	177,770

TOTAL	$1,387,220,185	$—	$—	$1,387,220,185

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(53,645)	$—	$—	$(53,645)

TOTAL	$(53,645)	$—	$—	$(53,645)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	55

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2023 (Unaudited)

	Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF
Assets
Investment in non-affiliated securities at value	$2,661,206	$6,432,878	$5,322,915	$111,619,200
Investment in affiliated securities at value	16,923	—	—	—
Investment in DWS Government Money Market Series	11,961	40,915	75,146	—
Investment in DWS Government & Agency Securities Portfolio*	—	—	6,105	—
Cash	—	—	—	1,264,325
Foreign currency at value	—	151	1	—
Receivables:
Investment securities sold	14,238	76,707	138,551	—
Interest	24,747	106,774	91,268	1,402,273
Securities lending income	—	—	10	—

Total assets	$2,729,075	$6,657,425	$5,633,996	$114,285,798

Liabilities
Payable upon return of securities loaned	$—	$—	$6,105	$—
Payables:
Investment securities purchased	17,285	83,099	161,670	539,665
Investment advisory fees	324	1,835	875	13,416

Total liabilities	17,609	84,934	168,650	553,081

Net Assets, at value	$2,711,466	$6,572,491	$5,465,346	$113,732,717

Net Assets Consist of
Paid-in capital	$4,576,477	$12,368,761	$8,901,294	$129,726,101
Distributable earnings (loss)	(1,865,011)	(5,796,270)	(3,435,948)	(15,993,384)

Net Assets, at value	$2,711,466	$6,572,491	$5,465,346	$113,732,717

Number of Common Shares outstanding	150,001	400,001	300,001	4,550,001

Net Asset Value	$18.08	$16.43	$18.22	$25.00

Investment in non-affiliated securities at cost	$3,088,032	$7,547,759	$5,717,412	$123,207,069

Investment in affiliated securities at cost	$20,070	$—	$—	$—

Value of securities loaned	$—	$—	$5,837	$—

Investment in DWS Government Money Market Series at cost	$11,961	$40,915	$75,146	$—

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$—	$6,105	$—

Foreign currency at cost	$—	$151	$1	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	56

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2023 (Unaudited)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Assets
Investment in non-affiliated securities at value	$10,454,909	$1,359,674,341
Investment in affiliated securities at value	38,792	—
Investment in DWS Government Money Market Series	5,143	2,013,070
Investment in DWS Government & Agency Securities Portfolio*	—	25,355,004
Foreign currency at value	34,125	2,558,694
Deposit with broker for futures contracts	4,983	445,164
Receivables:
Investment securities sold	878,104	155,522,024
Variation margin on futures contracts	32	—
Dividends	27,672	3,221,769
Interest	16	2,054
Securities lending income	—	5,499
Foreign tax reclaim	42,096	3,919,964

Total assets	$11,485,872	$1,552,717,583

Liabilities
Payable upon return of securities loaned	$—	$25,355,004
Payables:
Investment securities purchased	892,342	109,648,823
Capital shares	—	47,018,621
Investment advisory fees	1,679	97,921
Variation margin on futures contracts	—	3,436
Deferred foreign tax	8,889	—

Total liabilities	902,910	182,123,805

Net Assets, at value	$10,582,962	$1,370,593,778

Net Assets Consist of
Paid-in capital	$15,775,096	$1,409,671,187
Distributable earnings (loss)	(5,192,134)	(39,077,409)

Net Assets, at value	$10,582,962	$1,370,593,778

Number of Common Shares outstanding	450,001	58,300,001

Net Asset Value	$23.52	$23.51

Investment in non-affiliated securities at cost	$10,896,792	$1,273,374,544

Investment in affiliated securities at cost	$37,165	$—

Value of securities loaned	$—	$24,092,456

Investment in DWS Government Money Market Series at cost	$5,143	$2,013,070

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$25,355,004

Foreign currency at cost	$33,547	$2,499,667

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	57

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2023 (Unaudited)

	Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF
Investment Income
Unaffiliated interest income	$48,285	$227,446	$214,562	$1,717,135
Affiliated interest income	318	—	—	—
Unaffiliated dividend income	—	—	2,389	—
Income distributions from affiliated funds	195	1,189	1,586	—
Affiliated securities lending income	—	—	18	—

Total investment income	48,798	228,635	218,555	1,717,135

Expenses
Investment advisory fees	2,002	14,344	6,368	83,257
Other expenses	58	58	58	58

Total expenses	2,060	14,402	6,426	83,315

Less fees waived (see note 3):
Waiver	(4)	(22)	(31)	—

Net expenses	2,056	14,380	6,395	83,315

Net investment income (loss)	46,742	214,255	212,160	1,633,820

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(10,938)	(41,495)	(26,491)	(387,938)
In-kind redemptions	—	(2,001,081)	(703,434)	—

Net realized gain (loss)	(10,938)	(2,042,576)	(729,925)	(387,938)

Net change in unrealized appreciation (depreciation) on:
Investments	(8,969)	2,253,123	898,760	554,056
Investments in affiliates	148	—	—	—

Net change in unrealized appreciation (depreciation)	(8,821)	2,253,123	898,760	554,056

Net realized and unrealized gain (loss) on investments	(19,759)	210,547	168,835	166,118

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,983	$424,802	$380,995	$1,799,938

See Notes to Financial Statements.	58

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2023 (Unaudited)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Investment Income
Unaffiliated dividend income*	$233,779	$22,068,295
Income distributions from affiliated funds	2,570	48,680
Affiliated securities lending income	547	143,678

Total investment income	236,896	22,260,653

Expenses
Investment advisory fees	10,385	1,311,849
Other expenses	58	1,150

Total expenses	10,443	1,312,999

Less fees waived (see note 3):
Waiver	(41)	(241,103)

Net expenses	10,402	1,071,896

Net investment income (loss)	226,494	21,188,757

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	14,463	(9,607,454)
Investments in affiliates	1,125	—
In-kind redemptions	—	11,857,875
Futures contracts	8,022	(326,438)
Foreign currency transactions	(3,511)	(415,423)

Net realized gain (loss)	20,099	1,508,560

Net change in unrealized appreciation (depreciation) on:
Investments***	591,326	86,676,273
Investments in affiliates	1,098	—
Futures contracts	(4,229)	675,857
Foreign currency translations	4,355	626,802

Net change in unrealized appreciation (depreciation)	592,550	87,978,932

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	612,649	89,487,492

Net Increase (Decrease) in Net Assets Resulting from Operations	$839,143	$110,676,249

* Unaffiliated foreign tax withheld	$25,393	$1,369,934
** Including foreign taxes	$1,717	$—
*** Including change in deferred foreign taxes	$4,530	$—

See Notes to Financial Statements.	59

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Bloomberg US Investment Grade Corporate ESG ETF		Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF
	For the Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$46,742	$196,750	$214,255	$806,818
Net realized gain (loss)	(10,938)	(623,784)	(2,042,576)	(1,582,453)
Net change in net unrealized appreciation (depreciation)	(8,821)	322,222	2,253,123	523,279

Net increase (decrease) in net assets resulting from operations	26,983	(104,812)	424,802	(252,356)

Distributions to Shareholders	(48,002)	(203,344)	(257,405)	(867,961)

Fund Shares Transactions
Proceeds from shares sold	—	—	—	1,664,481
Value of shares redeemed	—	(3,672,018)	(10,863,956)	(2,510,949)

Net increase (decrease) in net assets resulting from fund share transactions	—	(3,672,018)	(10,863,956)	(846,468)

Total net increase (decrease) in Net Assets	(21,019)	(3,980,174)	(10,696,559)	(1,966,785)

Net Assets
Beginning of period	2,732,485	6,712,659	17,269,050	19,235,835

End of period	$2,711,466	$2,732,485	$6,572,491	$17,269,050

Changes in Shares Outstanding
Shares outstanding, beginning of period	150,001	350,001	1,050,001	1,100,001
Shares sold	—	—	—	100,000
Shares redeemed	—	(200,000)	(650,000)	(150,000)

Shares outstanding, end of period	150,001	150,001	400,001	1,050,001

See Notes to Financial Statements.	60

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF		Xtrackers Municipal Infrastructure Revenue Bond ETF
	For the Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$212,160	$1,118,319	$1,633,820	$3,544,209
Net realized gain (loss)	(729,925)	(997,443)	(387,938)	(6,754,022)
Net change in net unrealized appreciation (depreciation)	898,760	(114,921)	554,056	665,530

Net increase (decrease) in net assets resulting from operations	380,995	5,955	1,799,938	(2,544,283)

Distributions to Shareholders	(257,999)	(1,154,340)	(1,639,016)	(3,631,610)

Fund Shares Transactions
Proceeds from shares sold	—	—	1,261,391	8,803,399
Value of shares redeemed	(8,104,176)	(7,412,053)	—	(52,057,833)

Net increase (decrease) in net assets resulting from fund share transactions	(8,104,176)	(7,412,053)	1,261,391	(43,254,434)

Total net increase (decrease) in Net Assets	(7,981,180)	(8,560,438)	1,422,313	(49,430,327)

Net Assets
Beginning of period	13,446,526	22,006,964	112,310,404	161,740,731

End of period	$5,465,346	$13,446,526	$113,732,717	$112,310,404

Changes in Shares Outstanding
Shares outstanding, beginning of period	750,001	1,150,001	4,500,001	6,250,001
Shares sold	—	—	50,000	350,000
Shares redeemed	(450,000)	(400,000)	—	(2,100,000)

Shares outstanding, end of period	300,001	750,001	4,550,001	4,500,001

See Notes to Financial Statements.	61

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF		Xtrackers MSCI EAFE High Dividend Yield Equity ETF
	For the Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$226,494	$524,523	$21,188,757	$57,160,160
Net realized gain (loss)	20,099	(329,402)	1,508,560	(9,842,940)
Net change in net unrealized appreciation (depreciation)	592,550	(535,997)	87,978,932	(18,885,528)

Net increase (decrease) in net assets resulting from operations	839,143	(340,876)	110,676,249	28,431,692

Distributions to Shareholders	(448,403)	(648,129)	(50,748,208)	(44,880,584)

Fund Shares Transactions
Proceeds from shares sold	—	—	109,147,328	529,031,423
Value of shares redeemed	—	(1,083,943)	(47,018,621)	(219,450,948)

Net increase (decrease) in net assets resulting from fund share transactions	—	(1,083,943)	62,128,707	309,580,475

Total net increase (decrease) in Net Assets	390,740	(2,072,948)	122,056,748	293,131,583

Net Assets
Beginning of period	10,192,222	12,265,170	1,248,537,030	955,405,447

End of period	$10,582,962	$10,192,222	$1,370,593,778	$1,248,537,030

Changes in Shares Outstanding
Shares outstanding, beginning of period	450,001	500,001	55,600,001	40,700,001
Shares sold	—	—	4,700,000	24,950,000
Shares redeemed	—	(50,000)	(2,000,000)	(10,050,000)

Shares outstanding, end of period	450,001	450,001	58,300,001	55,600,001

See Notes to Financial Statements.	62

DBX ETF Trust

Financial Highlights

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF Selected Per Share Data	For the Six Months Ended 11/30/2023 (Unaudited)		Years Ended May 31,
			2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$18.22		$19.18	$21.93	$22.02	$23.04	$23.84

Income (loss) from investment operations:
Net investment income (loss)(a)	0.31		0.59	0.52	0.53	0.73	0.83
Net realized and unrealized gain (loss)	(0.13)		(0.97)	(2.74)	(0.10)	(0.98)	(0.32)

Total from investment operations	0.18		(0.38)	(2.22)	0.43	(0.25)	0.51

Less distributions from:
Net investment income	(0.32)		(0.58)	(0.53)	(0.52)	(0.77)	(0.83)
Net realized gains	—		—	—	—	—	(0.48)

Total distributions	(0.32)		(0.58)	(0.53)	(0.52)	(0.77)	(1.31)

Net Asset Value, end of period	$18.08		$18.22	$19.18	$21.93	$22.02	$23.04

Total Return (%)(b)	1.08	**	(1.95)	(10.36)	1.95	(1.16)	2.28

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3		3	7	8	10	7
Ratio of expenses before fee waiver (%)	0.15	*	0.15	0.15	0.15	0.24	0.25
Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.15	0.15	0.24	0.25
Ratio of net investment income (loss) (%)	3.50	*	3.20	2.42	2.34	3.18	3.53
Portfolio turnover rate (%)(c)	4	**	17	30	29	57	25

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF Selected Per Share Data	For the Six Months Ended 11/30/2023 (Unaudited)		Years Ended May 31,
			2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$16.45		$17.49	$21.78	$20.63	$23.10	$24.36

Income (loss) from investment operations:
Net investment income (loss)(a)	0.43		0.78	0.84	0.84	0.89	1.05
Net realized and unrealized gain (loss)	0.08		(0.99)	(4.26)	1.12	(2.37)	(0.29)

Total from investment operations	0.51		(0.21)	(3.42)	1.96	(1.48)	0.76

Less distributions from:
Net investment income	(0.53)		(0.83)	(0.87)	(0.81)	(0.99)	(1.04)
Net realized gains	—		—	—	—	—	(0.98)

Total distributions	(0.53)		(0.83)	(0.87)	(0.81)	(0.99)	(2.02)

Net Asset Value, end of period	$16.43		$16.45	$17.49	$21.78	$20.63	$23.10

Total Return (%)(b)	3.17	**	(1.11)	(16.21)	9.57	(6.79)	3.31

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	7		17	19	30	14	7
Ratio of expenses before fee waiver (%)	0.35	*	0.35	0.35	0.35	0.44	0.45
Ratio of expenses after fee waiver (%)	0.35	*	0.35	0.35	0.35	0.44	0.45
Ratio of net investment income (loss) (%)	5.23	*	4.72	4.09	3.87	3.85	4.37
Portfolio turnover rate (%)(c)	6	**	20	24	35	26	31

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	63

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF Selected Per Share Data	For the Six Months Ended 11/30/2023 (Unaudited)		Years Ended May 31,
			2023	2022	2021	2020		2019
Net Asset Value, beginning of period	$17.93		$19.14	$21.20	$19.55	$21.72		$22.68

Income (loss) from investment operations:
Net investment income (loss)(a)	0.61		1.16	1.03	1.23	1.26		1.32
Net realized and unrealized gain (loss)	0.33		(1.18)	(2.01)	1.67	(2.19)		(0.82)

Total from investment operations	0.94		(0.02)	(0.98)	2.90	(0.93)		0.50

Less distributions from:
Net investment income	(0.65)		(1.19)	(1.08)	(1.25)	(1.24)		(1.46)

Total distributions	(0.65)		(1.19)	(1.08)	(1.25)	(1.24)		(1.46)

Net Asset Value, end of period	$18.22		$17.93	$19.14	$21.20	$19.55		$21.72

Total Return (%)(b)	5.35	**	0.03	(4.90)	15.22	(4.58)		2.18

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5		13	22	17	19		7
Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.20	0.20	0.33	(c)	0.35 (c)
Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20	0.20	0.19	(c)	0.14 (c)
Ratio of net investment income (loss) (%)	6.66	*	6.42	5.03	5.94	6.06		5.91
Portfolio turnover rate (%)(d)	12	**	29	47	56	113		19

Xtrackers Municipal Infrastructure Revenue Bond ETF Selected Per Share Data	For the Six Months Ended 11/30/2023 (Unaudited)		Years Ended May 31,
			2023	2022	2021	2020		2019
Net Asset Value, beginning of period	$24.96		$25.88	$29.35	$27.75	$27.70		$26.52

Income (loss) from investment operations:
Net investment income (loss)(a)	0.36		0.69	0.63	0.70	0.76		0.75
Net realized and unrealized gain (loss)	0.04		(0.91)	(3.48)	1.63	(0.00	)(e)	1.18

Total from investment operations	0.40		(0.22)	(2.85)	2.33	0.76		1.93

Less distributions from:
Net investment income	(0.36)		(0.70)	(0.62)	(0.73)	(0.71)		(0.75)

Total distributions	(0.36)		(0.70)	(0.62)	(0.73)	(0.71)		(0.75)

Net Asset Value, end of period	$25.00		$24.96	$25.88	$29.35	$27.75		$27.70

Total Return (%)	1.66	**	(0.79)	(9.87)	8.50	2.77		7.45 (b)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	114		112	162	138	97		68
Ratio of expenses (%)	0.15	*	0.15	0.15	0.15	0.15		0.25
Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.15	0.15	0.15		0.22
Ratio of net investment income (loss) (%)	2.94	*	2.79	2.24	2.42	2.72		2.85
Portfolio turnover rate (%)(d)	2	**	12	27	10	12		25

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	Less than 0.005.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	64

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2023 (Unaudited)		Years Ended May 31,
			2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$22.65		$24.53	$26.62	$20.87	$23.69	$25.42

Income (loss) from investment operations:
Net investment income (loss)(a)	0.50		1.14	1.22	1.16	0.94	1.21
Net realized and unrealized gain (loss)	1.37		(1.66)	(2.13)	5.75	(2.78)	(1.92)

Total from investment operations	1.87		(0.52)	(0.91)	6.91	(1.84)	(0.71)

Less distributions from:
Net investment income	(1.00)		(1.36)	(1.18)	(1.16)	(0.98)	(1.02)

Total distributions	(1.00)		(1.36)	(1.18)	(1.16)	(0.98)	(1.02)

Net Asset Value, end of period	$23.52		$22.65	$24.53	$26.62	$20.87	$23.69

Total Return (%)(b)	8.38	**	(1.68)	(3.46)	34.16	(8.19)	(2.82)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	11		10	12	23	20	24
Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.20	0.20	0.20	0.20
Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20	0.20	0.20	0.20
Ratio of net investment income (loss) (%)	4.36	*	5.18	4.80	4.92	3.94	4.96
Portfolio turnover rate (%)(c)	10	**	29	38	57	40	30

Xtrackers MSCI EAFE High Dividend Yield Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2023 (Unaudited)		Years Ended May 31,
			2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$22.46		$23.47	$25.00	$19.89	$22.00	$23.69

Income (loss) from investment operations:
Net investment income (loss)(a)	0.37		1.15	1.17	1.21	0.85	1.36
Net realized and unrealized gain (loss)	1.58		(1.14)	(1.60)	4.94	(2.00)	(2.25)

Total from investment operations	1.95		0.01	(0.43)	6.15	(1.15)	(0.89)

Less distributions from:
Net investment income	(0.90)		(1.02)	(1.10)	(1.04)	(0.96)	(0.80)

Total distributions	(0.90)		(1.02)	(1.10)	(1.04)	(0.96)	(0.80)

Net Asset Value, end of period	$23.51		$22.46	$23.47	$25.00	$19.89	$22.00

Total Return (%)(b)	8.84	**	0.46	(1.72)	31.74	(5.58)	(3.76)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	1,371		1,249	955	739	409	244
Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.20	0.20	0.20	0.20
Ratio of expenses after fee waiver (%)	0.16	*	0.20	0.20	0.20	0.20	0.20
Ratio of net investment income (loss) (%)	3.23	*	5.32	4.92	5.38	3.86	6.06
Portfolio turnover rate (%)(c)	10	**	29	30	57	57	20

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	65

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2023, the Trust consists of forty-four investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF

Xtrackers Municipal Infrastructure Revenue Bond ETF

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF, Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF and Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF offer shares that are listed and traded on the Cboe Bats BZX Exchange. Inc. (“Cboe”). Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, (“NAV”) only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	Bloomberg MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	J.P. Morgan ESG EMBI Global Diversified Sovereign Index
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	J.P. Morgan ESG DM Corporate High Yield USD Index
Xtrackers Municipal Infrastructure Revenue Bond ETF	Solactive Municipal Infrastructure Revenue Bond Index
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	MSCI ACWI ex USA High Dividend Yield Index
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	MSCI EAFE High Dividend Yield Index

The Bloomberg MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the Bloomberg US Corporate Index (an investment grade corporate bond universe), resulting in a broad investment grade fixed income market exposure with ESG aspects. Under normal circumstances, the Bloomberg MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index is reconstituted and rebalanced on a monthly basis.

The J.P. Morgan ESG EMBI Global Diversified Sovereign Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the J.P. Morgan EMBI Global Diversified Sovereign Index, resulting in a broad emerging markets sovereign debt market exposure with ESG aspects.

66

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The J.P. Morgan ESG DM Corporate High Yield USD Index is designed to apply environmental, social and governance considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the J.P. Morgan DM High Yield USD Index (a USD denominated high yield corporate bond index of developed market issuers), resulting in a broad high yield fixed income market exposure with ESG aspects. Under normal circumstances, the J.P. Morgan Indices are reconstituted and rebalanced on a monthly basis.

The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the performance of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels and many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or a double-barreled revenue stream (pledged revenue stream and a general obligation pledge). Under normal circumstances, the Solactive Municipal Infrastructure Revenue Bond Index is rebalanced monthly on the last business day of each month.

The MSCI ACWI ex USA High Dividend Yield Index is designed to track the performance of equity securities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. The MSCI EAFE High Dividend Yield Index is designed to reflect the performance of equities (excluding REITs) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. Under normal circumstances, the MSCI High Dividend Yield Indices are rebalanced semi-annually in May and November.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is a diversified series of the Trust. In addition, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF may change their diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily

67

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

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Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Bloomberg US Investment Grade Corporate ESG ETF, Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF, Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF to pay out dividends from its net investment income monthly and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2023, the Funds did not incur any interest or penalties.

At May 31, 2023, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	$498,533	$930,562	$1,429,095
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	374,510	2,213,999	2,588,509
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	451,614	1,861,500	2,313,114
Xtrackers Municipal Infrastructure Revenue Bond ETF	2,273,188	2,007,173	4,280,361
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	999,902	3,611,579	4,611,481
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	28,086,660	72,771,617	100,858,277

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As of May 31, 2023, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	$3,139,609	$(423,981)	$3,212	$(427,193)
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	20,392,739	(3,421,025)	128,733	(3,549,758)
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	14,551,819	(1,337,055)	128,756	(1,465,811)
Xtrackers Municipal Infrastructure Revenue Bond ETF	122,800,563	(12,141,925)	170,397	(12,312,322)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	11,860,968	(1,217,814)	485,482	(1,703,296)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	1,349,139,956	(33,089,730)	42,558,070	(75,647,800)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    Prior to August 1, 2023, the Bank of New York Mellon served as securities lending agent for Xtrackers Bloomberg US Investment Grade Corporate ESG ETF, Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF. Effective August 1, 2023, National Financial Services LLC (Fidelity Agency Lending), serves as securities lending agent for Xtrackers Bloomberg US Investment Grade Corporate ESG ETF, Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF and may lend securities of the Funds to certain financial institutions under the terms if its securities lending agreement. Prior to September 26, 2023, the Bank of New York Mellon served as securities lending agent for Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF. Effective September 27, 2023, Deutsche Bank AG, serves as securities lending agent for Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and may lend securities of the Funds to certain financial institutions under the terms if its securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their

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market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2023, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.10% annualized effective rate as of November 30, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2023, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2023

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF
Corporate Bonds	$6,105	$—	$—	$—	$6,105

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$6,105

Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Common Stocks	$25,355,004	$—	$—	$—	$25,355,004

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$25,355,004

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2023, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on

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the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2023 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2023 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$1,321	Unrealized depreciation on futures contracts*	$72

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$177,770	Unrealized depreciation on futures contracts*	$53,645

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2023 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$8,022
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	(326,438)

Net Change in Unrealized Appreciation (Depreciation) on:
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$(4,229)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	675,857

For the period ended November 30, 2023 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$114,814
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	13,120,939

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

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For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	0.15%
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	0.35%
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	0.20%
Xtrackers Municipal Infrastructure Revenue Bond ETF	0.15%
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	0.20%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	0.20%

Effective October 1, 2023 the Advisor for the Xtrackers MSCI EAFE High Dividend Yield Equity ETF has contractually agreed through September 30, 2024 to waive a portion of its fees and or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.09% of the fund’s average daily net assets. This agreement may only be terminated by the fund’s Board (and may not be terminated by the Advisor) prior to that time. For the period ended November 30, 2023, the Advisor waived $239,875 of expenses to the Fund.

The Advisor for Xtrackers MSCI All World ex US High Dividend Yield Equity ETF has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. For the period ended November 30, 2023, the Advisor waived $29 of the expenses of the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended November 30, 2023, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	$4
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	22
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	31
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	12
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	1,228

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses distribution fees or expenses (if any), litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

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4. Investment Portfolio Transactions

For the period ended November 30, 2023, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	$117,169	$113,287
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	484,062	455,208
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	782,857	781,172
Xtrackers Municipal Infrastructure Revenue Bond ETF	4,042,847	2,429,841
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	1,073,159	1,238,092
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	132,016,022	136,566,823

For the period ended November 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	$—	$—
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	—	10,740,638
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	—	7,961,818
Xtrackers Municipal Infrastructure Revenue Bond ETF	—	—
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	—	—
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	99,887,751	46,479,066

5. Fund Share Transactions

As of November 30, 2023, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Funds and other investors than would be the case if the Funds’ investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

7. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest

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rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Bloomberg US Investment Grade Corporate ESG ETF, Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at November 30, 2023.

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Other Information (Unaudited)

Regulatory Update — Tailored Shareholder Report

Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF”) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging” shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Funds’ current shareholder reports, including the Funds’ investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index” that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Funds’ current shareholder reports.

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Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. Incorporation of ESG criteria in a fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

Environmental, social and governance (ESG) criteria are a set of standards for a company’s operations that socially conscious investors use to screen potential investments: Environmental (how a company performs as a steward of nature); Social (how a company manages relationships with employee, suppliers, customers and communities); Governance (company’s leadership, executive pay, shareholder rights, etc).

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or CBOE BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

ESHY and ESEB are not sponsored, endorsed, or promoted by JP Morgan Chase & Co. (“JP Morgan”) and JP Morgan bears no liability with respect to any index on which such fund is based. The accuracy, completeness or relevance of the information which has been obtained from external sources cannot be guaranteed, although it has been obtained from sources reasonably believed to be reliable. Subject to any applicable law, JP Morgan shall not assume any liability in this respect. The index described herein is a proprietary J.P. Morgan index. The prospectus contains a detailed description of the limited relationship that JP Morgan has with DBX Advisors, LLC. Index provider website: www.jpmorgan.com/country/US/en/jpmorgan/investbk/solutioins/research/indices/composition.

“Bloomberg®” and Bloomberg MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by DBX Advisors LLC (the “Adviser”). Bloomberg is not affiliated with the Adviser, and Bloomberg does not approve, endorse, review, or recommend the Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (the “Fund”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Fund.

RVNU (the “Fund”) is not sponsored, endorsed, sold or promoted by Solactive. Neither Solactive nor any other party makes any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding advisability of investing in funds generally or in this Fund particularly or the ability of the Underlying Index to track general stock market performance. Neither Solactive nor any other party makes any express or implied warranties, and Solactive hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. The prospectus contains a more detailed description of the limited relationship Solactive has with DBX Advisors LLC and any related funds.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2024 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY, 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-049075-8 (1/24) DBX005768 (1/25)

November 30, 2023

Semi-Annual Report

DBX ETF Trust

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

DBX ETF Trust

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

The Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2023 (14.9% of Net Assets)

Description	% of Net Assets
Novo Nordisk A/S (Denmark)	2.1%
Nestle SA (Switzerland)	1.9%
ASML Holding NV (Netherlands)	1.8%
Shell PLC (United Kingdom)	1.4%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.4%
Toyota Motor Corp. (Japan)	1.3%
Novartis AG (Switzerland)	1.3%
Roche Holding AG (Switzerland)	1.3%
AstraZeneca PLC (United Kingdom)	1.3%
SAP SE (Germany)	1.1%

Country Diversification* as of November 30, 2023

Japan	22.7%
United Kingdom	13.7%
France	12.0%
Switzerland	10.4%
Germany	8.6%
Australia	7.1%
Netherlands	4.9%
Denmark	3.4%
Sweden	3.0%
Spain	2.8%
Hong Kong	2.3%
Italy	2.3%
Other	6.8%

Total	100.0%

Sector Diversification* as of November 30, 2023

Financials	19.0%
Industrials	16.0%
Health Care	12.8%
Consumer Discretionary	12.0%
Consumer Staples	9.6%
Information Technology	8.5%
Materials	7.6%
Energy	4.5%
Communication Services	4.1%
Utilities	3.5%
Real Estate	2.4%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 3.

1

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period the Fund limited these expenses; had it not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI EAFE Hedged Equity ETF
Actual	$1,000.00	$1,058.80	0.35%	$1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,023.25	0.35%	$1.77

(1) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

2

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.6%
Australia — 7.0%
Ampol Ltd.	70,073	$1,584,874
ANZ Group Holdings Ltd.	856,473	13,791,339
APA Group (a)	372,739	2,100,831
Aristocrat Leisure Ltd.	166,909	4,476,474
ASX Ltd.	55,083	2,113,885
Aurizon Holdings Ltd.	511,542	1,193,145
BHP Group Ltd.	1,447,656	44,287,748
BlueScope Steel Ltd.	126,435	1,736,001
Brambles Ltd.	393,141	3,465,304
CAR Group Ltd.	103,304	1,896,211
Cochlear Ltd.	18,524	3,341,937
Coles Group Ltd.	380,288	3,852,051
Commonwealth Bank of Australia	478,139	33,065,274
Computershare Ltd.	155,059	2,418,968
CSL Ltd.	138,006	23,912,092
Dexus REIT	302,713	1,408,124
EBOS Group Ltd.	44,545	1,014,940
Endeavour Group Ltd.	380,651	1,239,970
Fortescue Ltd.	482,720	7,970,743
Goodman Group REIT	491,533	7,388,756
GPT Group REIT	534,672	1,455,532
IDP Education Ltd.	78,386	1,173,642
IGO Ltd.	193,588	1,097,496
Insurance Australia Group Ltd.	706,743	2,773,864
Lottery Corp. Ltd.	629,430	1,913,121
Macquarie Group Ltd.	104,483	11,670,731
Medibank Pvt Ltd.	803,946	1,837,978
Mineral Resources Ltd.	50,945	2,059,099
Mirvac Group REIT	1,112,496	1,514,269
National Australia Bank Ltd.	892,096	16,740,451
Northern Star Resources Ltd.	323,255	2,719,011
Orica Ltd.	133,489	1,377,729
Origin Energy Ltd.	485,651	2,644,166
Pilbara Minerals Ltd. (b)	816,757	1,964,407
Qantas Airways Ltd.*	245,012	858,026
QBE Insurance Group Ltd.	431,890	4,386,158
Ramsay Health Care Ltd.	51,924	1,686,620
REA Group Ltd.	14,685	1,506,409
Reece Ltd.	61,785	789,545
Rio Tinto Ltd.	106,021	8,759,475
Santos Ltd.	942,411	4,302,844
Scentre Group REIT	1,471,153	2,575,971
SEEK Ltd.	101,331	1,598,873
Sonic Healthcare Ltd.	130,866	2,522,322
South32 Ltd.	1,291,922	2,629,204
Stockland REIT	673,323	1,837,430
Suncorp Group Ltd.	368,154	3,398,311
Telstra Group Ltd.	1,143,604	2,886,531
Transurban Group (a)	897,846	7,688,544
Treasury Wine Estates Ltd.	227,134	1,605,843
Vicinity Ltd. REIT	1,140,975	1,428,639
Washington H Soul Pattinson & Co. Ltd.	67,992	1,505,012
Wesfarmers Ltd.	323,661	11,261,817
Westpac Banking Corp.	999,384	14,111,531
WiseTech Global Ltd.	48,361	2,134,563

	Number of Shares	Value
Australia (Continued)
Woodside Energy Group Ltd.	541,610	$11,093,935
Woolworths Group Ltd.	352,976	8,139,689

(Cost $303,348,567)		311,907,455

Austria — 0.2%
Erste Group Bank AG	97,981	3,957,870
OMV AG	41,258	1,758,201
Verbund AG	20,215	1,925,353
voestalpine AG	32,316	908,244

(Cost $6,856,547)		8,549,668

Belgium — 0.8%
Ageas SA/NV	45,186	1,941,823
Anheuser-Busch InBev SA/NV	247,768	15,537,164
D’ieteren Group	6,336	1,080,029
Elia Group SA/NV	7,612	824,010
Groupe Bruxelles Lambert NV	25,304	2,002,406
KBC Group NV	72,721	4,163,650
Lotus Bakeries NV	121	1,051,034
Sofina SA	4,245	943,544
Solvay SA	21,613	2,497,260
UCB SA	35,486	2,620,424
Umicore SA	58,780	1,569,480
Warehouses De Pauw CVA REIT	47,762	1,340,275

(Cost $41,055,535)		35,571,099

Chile — 0.0%
Antofagasta PLC
(Cost $1,503,880)	110,529	1,965,385

Denmark — 3.3%
A.P. Moller — Maersk A/S, Class A (b)	840	1,301,337
A.P. Moller — Maersk A/S, Class B	1,433	2,259,774
Carlsberg A/S, Class B	28,682	3,551,406
Chr Hansen Holding A/S	30,805	2,463,087
Coloplast A/S, Class B	38,963	4,596,833
Danske Bank A/S	196,186	5,076,060
Demant A/S*	28,544	1,210,337
DSV A/S	53,104	7,990,432
Genmab A/S*	18,812	5,935,875
Novo Nordisk A/S, Class B	931,990	94,646,251
Novozymes A/S, Class B	58,225	3,018,945
Orsted AS, 144A	54,993	2,588,794
Pandora A/S	23,882	3,222,788
ROCKWOOL A/S, Class B	2,586	698,169
Tryg A/S	99,253	2,140,519
Vestas Wind Systems A/S*	288,163	7,975,904

(Cost $77,183,071)		148,676,511

Finland — 1.1%
Elisa OYJ	40,020	1,789,518
Fortum OYJ	132,725	1,861,512
Kesko OYJ, Class B	77,563	1,482,123
Kone OYJ, Class B	96,759	4,296,094
Metso Corp.	187,940	1,847,292
Neste OYJ	120,411	4,571,632
Nokia OYJ	1,553,236	5,440,667
Nordea Bank Abp	931,428	10,397,971
Orion OYJ, Class B	29,806	1,182,254
Sampo OYJ, Class A	128,444	5,613,426

See Notes to Financial Statements.	3

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Finland (Continued)
Stora Enso OYJ, Class R	170,213	$2,206,648
UPM-Kymmene OYJ	151,751	5,299,008
Wartsila OYJ Abp	139,132	1,917,297

(Cost $49,876,148)		47,905,442

France — 11.7%
Accor SA	52,658	1,823,294
Aeroports de Paris SA	9,750	1,200,317
Air Liquide SA	149,476	28,278,078
Airbus SE	169,118	25,072,382
Alstom SA	88,588	1,096,387
Amundi SA, 144A	16,797	1,033,020
Arkema SA	17,139	1,739,841
AXA SA	515,101	16,032,865
BioMerieux	11,339	1,218,946
BNP Paribas SA	299,629	18,841,473
Bollore SE	209,406	1,195,538
Bouygues SA	53,930	2,049,316
Bureau Veritas SA	83,270	2,013,102
Capgemini SE	44,668	9,140,775
Carrefour SA	163,535	3,096,448
Cie de Saint-Gobain SA	129,959	8,460,749
Cie Generale des Etablissements Michelin SCA	192,895	6,469,062
Covivio SA REIT	13,860	676,182
Credit Agricole SA	303,328	3,969,336
Danone SA	183,643	11,787,838
Dassault Aviation SA	5,847	1,160,878
Dassault Systemes SE	190,832	8,924,721
Edenred SE	72,466	3,943,964
Eiffage SA	21,006	2,126,449
Engie SA	520,462	9,017,916
EssilorLuxottica SA	85,191	16,238,956
Eurazeo SE	12,823	960,997
Gecina SA REIT	13,921	1,539,546
Getlink SE	101,522	1,853,198
Hermes International SCA	9,030	18,716,686
Ipsen SA	10,484	1,181,125
Kering SA	21,615	9,262,950
Klepierre SA REIT	64,827	1,630,034
La Francaise des Jeux SAEM, 144A	31,297	1,131,018
Legrand SA	77,096	7,420,121
L’Oreal SA	68,845	32,301,947
LVMH Moet Hennessy Louis Vuitton SE	78,826	60,293,166
Orange SA	528,404	6,501,700
Pernod Ricard SA	58,329	10,066,521
Publicis Groupe SA	65,384	5,521,409
Remy Cointreau SA	7,126	847,415
Renault SA	53,717	2,104,371
Safran SA	97,415	17,073,962
Sanofi SA	325,097	30,241,581
Sartorius Stedim Biotech	7,681	1,725,663
Schneider Electric SE	155,260	28,496,880
SEB SA	7,046	801,471
Societe Generale SA	210,769	5,293,917
Sodexo SA	24,950	2,672,356
STMicroelectronics NV	195,310	9,238,317

	Number of Shares	Value
France (Continued)
Teleperformance SE	16,611	$2,324,323
Thales SA	29,905	4,457,943
TotalEnergies SE	654,113	44,329,266
Unibail-Rodamco-Westfield REIT*	33,754	2,144,954
Veolia Environnement SA	193,461	6,087,937
Vinci SA	144,877	17,709,563
Vivendi SE	187,919	1,776,721
Worldline SA, 144A*	70,775	1,096,645

(Cost $381,118,828)		523,411,536

Germany — 7.9%
adidas AG	46,250	9,672,933
Allianz SE	115,155	28,904,852
BASF SE	254,686	11,833,385
Bayer AG	280,492	9,574,700
Bayerische Motoren Werke AG	91,132	9,482,263
Bechtle AG	24,292	1,202,576
Beiersdorf AG	28,503	3,992,986
Brenntag SE	39,640	3,420,786
Carl Zeiss Meditec AG	11,312	1,013,616
Commerzbank AG	300,880	3,682,828
Continental AG	31,178	2,410,225
Covestro AG, 144A*	54,528	2,860,851
Daimler Truck Holding AG	152,709	4,958,457
Delivery Hero SE, 144A*	49,905	1,581,031
Deutsche Bank AG (c)	561,073	6,978,181
Deutsche Boerse AG	54,206	10,284,268
Deutsche Lufthansa AG*	169,357	1,471,075
Deutsche Post AG	282,542	13,236,828
Deutsche Telekom AG	924,413	22,111,773
E.ON SE	640,018	8,314,636
Evonik Industries AG	62,668	1,169,873
Fresenius Medical Care AG & Co. KGaA	57,756	2,365,702
Fresenius SE & Co. KGaA	122,569	3,881,084
GEA Group AG	46,302	1,699,480
Hannover Rueck SE	17,312	4,126,863
Heidelberg Materials AG	39,701	3,232,449
HelloFresh SE*	43,833	668,926
Henkel AG & Co. KGaA	29,197	2,036,523
Infineon Technologies AG	373,071	14,436,428
Knorr-Bremse AG	21,516	1,346,660
LEG Immobilien SE*	20,584	1,571,536
Mercedes-Benz Group AG	228,746	14,834,833
Merck KGaA	36,848	6,423,467
MTU Aero Engines AG	15,825	3,234,092
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	38,966	16,575,591
Nemetschek SE	16,033	1,396,852
Puma SE	30,862	1,988,052
Rational AG	1,386	886,339
Rheinmetall AG	12,621	3,791,678
RWE AG	180,361	7,729,238
SAP SE	298,304	47,237,947
Scout24 SE, 144A	21,701	1,511,779
Siemens AG	216,974	36,371,153
Siemens Energy AG*	147,625	1,748,306

See Notes to Financial Statements.	4

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Siemens Healthineers AG, 144A	81,820	$4,714,895
Symrise AG	37,714	4,236,536
Talanx AG	18,186	1,318,378
Volkswagen AG	8,357	1,082,495
Vonovia SE	212,632	5,906,605
Wacker Chemie AG	5,408	661,066
Zalando SE, 144A*	61,782	1,470,079

(Cost $324,164,792)		356,643,155

Hong Kong — 2.3%
AIA Group Ltd.	3,280,536	28,306,188
BOC Hong Kong Holdings Ltd.	1,067,254	2,855,557
Budweiser Brewing Co. APAC Ltd., 144A	529,313	936,477
CK Asset Holdings Ltd.	560,799	2,659,942
CK Hutchison Holdings Ltd.	762,165	3,819,948
CK Infrastructure Holdings Ltd.	171,236	848,365
CLP Holdings Ltd.	477,094	3,710,453
ESR Group Ltd., 144A	614,867	790,299
Futu Holdings Ltd., ADR*	14,911	804,001
Galaxy Entertainment Group Ltd.	622,195	3,217,989
Hang Lung Properties Ltd.	512,598	685,100
Hang Seng Bank Ltd.	214,897	2,379,705
Henderson Land Development Co. Ltd.	406,686	1,106,356
HKT Trust & HKT Ltd. (a)	1,122,729	1,197,282
Hong Kong & China Gas Co. Ltd.	3,138,313	2,157,482
Hong Kong Exchanges & Clearing Ltd.	344,406	12,221,953
Hongkong Land Holdings Ltd.	312,300	1,005,606
Jardine Matheson Holdings Ltd.	46,857	1,809,149
Link REIT	745,388	3,683,379
MTR Corp. Ltd.	437,254	1,567,359
New World Development Co. Ltd.	423,206	629,556
Power Assets Holdings Ltd.	388,223	2,025,282
Prudential PLC	785,717	8,560,349
Sino Land Co. Ltd.	1,006,396	1,013,959
SITC International Holdings Co. Ltd.	385,611	582,516
Sun Hung Kai Properties Ltd.	412,984	4,052,491
Swire Pacific Ltd., Class A	118,995	772,349
Swire Properties Ltd.	326,695	634,879
Techtronic Industries Co. Ltd.	391,760	3,977,132
WH Group Ltd., 144A	2,319,723	1,490,790
Wharf Holdings Ltd.	308,935	802,860
Wharf Real Estate Investment Co. Ltd.	488,298	1,540,915
Xinyi Glass Holdings Ltd.	464,582	534,686

(Cost $121,033,588)		102,380,354

Ireland — 1.2%
AerCap Holdings NV*	56,589	3,860,502
AIB Group PLC	454,479	2,104,457
Bank of Ireland Group PLC	297,774	2,784,252
CRH PLC	202,038	12,717,444
DCC PLC	28,045	1,891,358
Experian PLC	266,460	9,765,479
Flutter Entertainment PLC*	50,533	7,879,495
James Hardie Industries PLC CDI*	124,943	4,022,133
Kerry Group PLC, Class A	46,392	3,747,941
Kingspan Group PLC	43,775	3,468,855
Smurfit Kappa Group PLC	73,614	2,788,485

(Cost $40,412,856)		55,030,401

	Number of Shares	Value
Israel — 0.7%
Azrieli Group Ltd.	12,738	$738,519
Bank Hapoalim BM	361,943	3,056,979
Bank Leumi Le-Israel BM	438,032	3,281,644
Check Point Software Technologies Ltd.*	26,465	3,863,890
CyberArk Software Ltd.*	12,302	2,451,419
Elbit Systems Ltd.	7,760	1,544,824
Global-e Online Ltd.*	25,832	884,746
ICL Group Ltd.	214,432	1,077,117
Israel Discount Bank Ltd., Class A	342,189	1,648,231
Mizrahi Tefahot Bank Ltd.	45,061	1,606,410
Monday.com Ltd.*	7,565	1,360,490
Nice Ltd.*	17,884	3,435,147
Teva Pharmaceutical Industries Ltd., ADR*	324,828	3,189,811
Wix.com Ltd.*	15,805	1,604,207

(Cost $28,460,938)		29,743,434

Italy — 2.3%
Amplifon SpA	36,507	1,133,722
Assicurazioni Generali SpA	292,019	6,040,983
Banco BPM SpA	344,860	1,904,680
Davide Campari-Milano NV	146,829	1,601,431
DiaSorin SpA	5,921	560,329
Enel SpA	2,318,924	16,371,637
Eni SpA	682,718	11,271,931
Ferrari NV	35,961	12,940,863
FinecoBank Banca Fineco SpA	178,306	2,399,876
Infrastrutture Wireless Italiane SpA, 144A	93,341	1,150,132
Intesa Sanpaolo SpA	4,430,770	12,739,679
Leonardo SpA	115,070	1,762,320
Mediobanca Banca di Credito Finanziario SpA	156,813	1,839,196
Moncler SpA	58,773	3,255,020
Nexi SpA, 144A*	160,066	1,245,758
Poste Italiane SpA, 144A	153,168	1,646,561
Prysmian SpA	73,927	2,842,990
Recordati Industria Chimica e Farmaceutica SpA	29,747	1,430,208
Snam SpA	587,074	2,954,237
Telecom Italia SpA*	2,883,325	836,724
Terna — Rete Elettrica Nazionale	397,870	3,203,072
UniCredit SpA	458,468	12,468,581

(Cost $79,416,455)		101,599,930

Japan — 22.3%
Advantest Corp.	218,800	6,908,153
Aeon Co. Ltd.	185,300	3,825,734
AGC, Inc.	56,600	2,050,061
Aisin Corp.	42,854	1,575,591
Ajinomoto Co., Inc.	126,147	4,701,796
ANA Holdings, Inc.*	45,100	928,404
Asahi Group Holdings Ltd.	136,765	5,032,059
Asahi Intecc Co. Ltd.	63,700	1,231,593
Asahi Kasei Corp.	359,700	2,490,436
Astellas Pharma, Inc.	515,732	6,252,720
Azbil Corp.	34,000	1,094,348
Bandai Namco Holdings, Inc.	170,500	3,384,470

See Notes to Financial Statements.	5

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Japan (Continued)
BayCurrent Consulting, Inc.	37,400	$1,255,243
Bridgestone Corp.	162,476	6,682,710
Brother Industries Ltd.	64,400	1,084,193
Canon, Inc. (b)	285,586	7,333,238
Capcom Co. Ltd.	49,400	1,660,328
Central Japan Railway Co.	204,870	4,905,494
Chiba Bank Ltd.	145,400	1,085,155
Chubu Electric Power Co., Inc.	186,800	2,301,926
Chugai Pharmaceutical Co. Ltd.	194,400	6,841,894
Concordia Financial Group Ltd.	301,515	1,411,178
Dai Nippon Printing Co. Ltd.	58,100	1,627,474
Daifuku Co. Ltd.	89,363	1,677,440
Dai-ichi Life Holdings, Inc.	271,538	5,642,848
Daiichi Sankyo Co. Ltd.	527,993	14,245,056
Daikin Industries Ltd.	75,988	11,355,147
Daito Trust Construction Co. Ltd.	17,613	1,936,408
Daiwa House Industry Co. Ltd.	167,936	4,756,261
Daiwa House REIT Investment Corp. REIT	635	1,129,860
Daiwa Securities Group, Inc.	371,487	2,393,894
Denso Corp.	493,212	7,697,913
Dentsu Group, Inc. (b)	59,900	1,610,020
Disco Corp.	26,300	5,692,479
East Japan Railway Co.	86,053	4,640,454
Eisai Co. Ltd.	72,852	3,769,867
ENEOS Holdings, Inc.	839,028	3,307,217
FANUC Corp.	271,785	7,541,640
Fast Retailing Co. Ltd.	49,951	12,630,939
Fuji Electric Co. Ltd.	37,700	1,576,809
FUJIFILM Holdings Corp.	106,354	6,212,233
Fujitsu Ltd.	50,302	7,165,643
GLP J REIT	1,264	1,191,021
Hamamatsu Photonics KK	40,000	1,579,927
Hankyu Hanshin Holdings, Inc.	64,740	1,952,331
Hikari Tsushin, Inc.	5,500	852,860
Hirose Electric Co. Ltd.	8,566	956,207
Hitachi Construction Machinery Co. Ltd.	31,300	809,628
Hitachi Ltd.	264,601	18,355,735
Honda Motor Co. Ltd.	1,316,897	13,403,464
Hoshizaki Corp.	30,900	981,439
Hoya Corp.	101,074	11,361,110
Hulic Co. Ltd.	105,400	1,043,621
Ibiden Co. Ltd.	32,400	1,545,261
Idemitsu Kosan Co. Ltd.	54,084	1,479,595
Iida Group Holdings Co. Ltd.	47,600	709,537
Inpex Corp.	274,617	3,871,237
Isuzu Motors Ltd.	164,800	2,173,657
ITOCHU Corp.	338,854	13,114,422
Japan Airlines Co. Ltd.	39,973	757,885
Japan Exchange Group, Inc.	140,878	2,868,681
Japan Metropolitan Fund Invest REIT	2,005	1,332,069
Japan Post Bank Co. Ltd.	410,158	4,037,674
Japan Post Holdings Co. Ltd.	591,213	5,201,925
Japan Post Insurance Co. Ltd.	57,600	1,074,221
Japan Real Estate Investment Corp. REIT	373	1,446,614
Japan Tobacco, Inc.	341,241	8,748,530

	Number of Shares	Value
Japan (Continued)
JFE Holdings, Inc.	161,885	$2,380,341
JSR Corp.	52,500	1,440,864
Kajima Corp.	118,200	1,862,770
Kansai Electric Power Co., Inc.	199,667	2,654,416
Kao Corp.	132,504	5,090,670
Kawasaki Kisen Kaisha Ltd.	38,900	1,361,474
KDDI Corp.	425,733	13,280,825
KDX Realty Investment Corp. REIT	1,198	1,369,628
Keisei Electric Railway Co. Ltd.	38,028	1,528,712
Keyence Corp.	55,570	23,744,500
Kikkoman Corp.	38,482	2,352,889
Kintetsu Group Holdings Co. Ltd.	50,640	1,416,117
Kirin Holdings Co. Ltd.	221,523	3,118,296
Kobe Bussan Co. Ltd.	43,200	1,137,548
Koei Tecmo Holdings Co. Ltd.	28,100	343,148
Koito Manufacturing Co. Ltd.	57,400	865,878
Komatsu Ltd.	267,273	6,799,904
Konami Group Corp.	27,966	1,379,814
Kose Corp.	9,300	656,445
Kubota Corp.	285,781	4,084,513
Kyocera Corp.	91,300	5,043,484
Kyowa Kirin Co. Ltd.	79,800	1,311,700
Lasertec Corp.	21,600	4,813,598
LY Corp.	780,600	2,267,141
M3, Inc.	124,242	2,049,331
Makita Corp.	62,400	1,651,542
Marubeni Corp.	407,900	6,347,129
MatsukiyoCocokara & Co.	97,300	1,675,810
Mazda Motor Corp.	161,100	1,715,205
McDonald’s Holdings Co. Japan Ltd. (b)	25,722	1,094,738
MEIJI Holdings Co. Ltd.	65,980	1,523,334
MINEBEA MITSUMI, Inc.	102,620	1,947,053
MISUMI Group, Inc.	83,800	1,356,536
Mitsubishi Chemical Group Corp.	366,700	2,395,447
Mitsubishi Corp.	328,125	15,239,908
Mitsubishi Electric Corp.	550,679	7,461,986
Mitsubishi Estate Co. Ltd.	320,551	4,316,606
Mitsubishi HC Capital, Inc.	230,500	1,499,354
Mitsubishi Heavy Industries Ltd.	91,399	5,097,039
Mitsubishi UFJ Financial Group, Inc.	3,259,652	27,592,495
Mitsui & Co. Ltd.	369,460	13,436,721
Mitsui Chemicals, Inc.	50,900	1,485,871
Mitsui Fudosan Co. Ltd.	258,226	6,047,219
Mitsui OSK Lines Ltd.	97,600	2,673,368
Mizuho Financial Group, Inc.	687,258	11,644,355
MonotaRO Co. Ltd.	69,000	694,840
MS&AD Insurance Group Holdings, Inc.	123,821	4,620,947
Murata Manufacturing Co. Ltd.	491,831	9,565,592
NEC Corp.	70,859	3,938,204
Nexon Co. Ltd.	101,545	2,190,347
Nidec Corp.	119,246	4,507,315
Nintendo Co. Ltd.	296,710	13,832,858
Nippon Building Fund, Inc. REIT	443	1,855,544
NIPPON EXPRESS HOLDINGS, Inc.	19,600	1,066,988
Nippon Paint Holdings Co. Ltd.	268,410	1,999,588
Nippon Prologis REIT, Inc. REIT (b)	645	1,219,870

See Notes to Financial Statements.	6

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Nippon Sanso Holdings Corp.	51,000	$1,335,714
Nippon Steel Corp.	247,409	5,768,872
Nippon Telegraph & Telephone Corp.	8,486,050	9,907,833
Nippon Yusen KK	140,000	3,752,597
Nissan Chemical Corp.	34,749	1,264,005
Nissan Motor Co. Ltd.	676,042	2,657,931
Nissin Foods Holdings Co. Ltd.	18,900	1,869,476
Nitori Holdings Co. Ltd.	22,701	2,612,161
Nitto Denko Corp.	40,924	2,902,441
Nomura Holdings, Inc.	871,854	3,571,273
Nomura Real Estate Holdings, Inc.	31,436	764,167
Nomura Real Estate Master Fund, Inc. REIT	1,181	1,352,582
Nomura Research Institute Ltd.	109,843	3,076,137
NTT Data Group Corp.	172,034	2,085,155
Obayashi Corp.	191,200	1,608,809
Obic Co. Ltd.	19,700	3,015,591
Odakyu Electric Railway Co. Ltd.	93,950	1,317,746
Oji Holdings Corp.	246,068	911,510
Olympus Corp.	342,916	5,009,821
Omron Corp.	51,592	2,157,148
Ono Pharmaceutical Co. Ltd.	110,406	2,026,270
Open House Group Co. Ltd.	22,900	637,604
Oracle Corp.	11,300	871,547
Oriental Land Co. Ltd.	311,200	10,547,552
ORIX Corp.	333,446	6,069,095
Osaka Gas Co. Ltd.	109,300	2,123,189
Otsuka Corp.	33,700	1,371,776
Otsuka Holdings Co. Ltd.	118,867	4,561,138
Pan Pacific International Holdings Corp.	111,472	2,408,986
Panasonic Holdings Corp.	630,085	6,502,294
Rakuten Group, Inc.	437,186	1,727,100
Recruit Holdings Co. Ltd.	411,453	15,277,545
Renesas Electronics Corp.*	419,400	7,364,818
Resona Holdings, Inc.	603,425	3,127,830
Ricoh Co. Ltd.	160,700	1,308,275
Rohm Co. Ltd.	94,600	1,802,862
SBI Holdings, Inc.	72,525	1,568,782
SCSK Corp.	45,400	834,140
Secom Co. Ltd.	59,800	4,152,442
Seiko Epson Corp.	81,459	1,207,655
Sekisui Chemical Co. Ltd.	110,400	1,564,112
Sekisui House Ltd.	173,851	3,551,832
Seven & i Holdings Co. Ltd.	214,576	7,952,888
SG Holdings Co. Ltd.	88,100	1,270,159
Sharp Corp.*	75,173	469,312
Shimadzu Corp.	66,100	1,709,790
Shimano, Inc.	21,894	3,360,299
Shimizu Corp.	146,300	958,755
Shin-Etsu Chemical Co. Ltd.	519,820	18,273,991
Shionogi & Co. Ltd.	76,095	3,581,485
Shiseido Co. Ltd.	113,857	3,045,709
Shizuoka Financial Group, Inc.	133,100	1,073,706
SMC Corp.	16,282	8,176,143
SoftBank Corp.	829,200	10,058,790
SoftBank Group Corp.	293,628	11,922,572
Sompo Holdings, Inc.	83,035	3,784,348

	Number of Shares	Value
Japan (Continued)
Sony Group Corp.	360,016	$31,130,481
Square Enix Holdings Co. Ltd.	23,500	813,449
Subaru Corp.	179,134	3,166,803
SUMCO Corp.	99,300	1,484,544
Sumitomo Chemical Co. Ltd.	393,722	1,002,496
Sumitomo Corp.	295,776	6,184,444
Sumitomo Electric Industries Ltd.	208,600	2,580,415
Sumitomo Metal Mining Co. Ltd.	72,200	2,090,128
Sumitomo Mitsui Financial Group, Inc.	362,515	17,746,755
Sumitomo Mitsui Trust Holdings, Inc.	95,181	3,568,806
Sumitomo Realty & Development Co. Ltd.	80,503	2,266,421
Suntory Beverage & Food Ltd.	40,100	1,257,148
Suzuki Motor Corp.	104,926	4,261,159
Sysmex Corp.	49,307	2,720,765
T&D Holdings, Inc.	145,000	2,138,422
Taisei Corp.	48,615	1,649,683
Takeda Pharmaceutical Co. Ltd.	450,811	12,664,426
TDK Corp.	110,772	5,132,899
Terumo Corp.	192,044	6,111,315
TIS, Inc.	58,600	1,235,952
Tobu Railway Co. Ltd.	56,379	1,389,891
Toho Co. Ltd.	33,400	1,155,911
Tokio Marine Holdings, Inc.	514,050	12,648,418
Tokyo Electric Power Co. Holdings, Inc.*	443,100	1,885,551
Tokyo Electron Ltd.	134,692	21,826,354
Tokyo Gas Co. Ltd.	104,980	2,426,592
Tokyu Corp.	142,510	1,668,192
TOPPAN Holdings, Inc.	69,689	1,628,239
Toray Industries, Inc.	390,843	2,022,229
Toshiba Corp.*	23,716	735,826
Tosoh Corp.	70,040	929,237
TOTO Ltd.	34,815	891,627
Toyota Industries Corp.	41,700	3,576,255
Toyota Motor Corp.	3,027,720	57,068,417
Toyota Tsusho Corp.	61,611	3,403,440
Trend Micro, Inc.	38,976	1,975,352
Unicharm Corp.	114,800	3,688,064
USS Co. Ltd.	58,800	1,147,365
West Japan Railway Co.	64,206	2,532,122
Yakult Honsha Co. Ltd.	76,758	1,710,048
Yamaha Corp.	37,181	867,958
Yamaha Motor Co. Ltd.	82,874	2,111,258
Yamato Holdings Co. Ltd.	76,871	1,362,845
Yaskawa Electric Corp.	69,920	2,675,409
Yokogawa Electric Corp.	62,244	1,175,944
Zensho Holdings Co. Ltd.	25,400	1,407,228
ZOZO, Inc.	38,497	811,433

(Cost $817,852,408)		992,656,268

Jordan — 0.0%
Hikma Pharmaceuticals PLC
(Cost $1,379,886)	47,387	1,031,063

Luxembourg — 0.2%
ArcelorMittal SA	148,664	3,736,443
Eurofins Scientific SE	38,157	2,216,250
Tenaris SA	133,262	2,284,628

(Cost $7,403,617)		8,237,321

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Macau — 0.0%
Sands China Ltd.*
(Cost $2,521,900)	685,496	$1,681,423

Netherlands — 4.8%
ABN AMRO Bank NV, 144A	134,947	1,808,949
Adyen NV, 144A*	6,290	7,332,782
Aegon Ltd.	462,725	2,531,478
Akzo Nobel NV	48,483	3,718,440
Argenx SE*	16,885	7,487,740
ASM International NV	13,411	6,871,222
ASML Holding NV	115,148	78,085,985
ASR Nederland NV	45,075	2,073,942
BE Semiconductor Industries NV	21,707	3,035,027
Euronext NV, 144A	25,013	2,074,672
EXOR NV	26,652	2,590,657
Heineken Holding NV	38,043	2,952,521
Heineken NV	83,402	7,616,704
IMCD NV	16,704	2,573,706
ING Groep NV	1,032,772	14,477,098
JDE Peet’s NV	27,479	736,406
Koninklijke Ahold Delhaize NV	273,662	7,911,725
Koninklijke KPN NV	959,128	3,285,504
Koninklijke Philips NV*	225,057	4,598,174
NN Group NV	72,737	2,762,390
OCI NV	29,211	627,657
Prosus NV*	418,215	13,838,908
QIAGEN NV*	64,124	2,627,933
Randstad NV	31,065	1,842,878
Stellantis NV	631,145	13,672,707
Universal Music Group NV	233,957	6,173,015
Wolters Kluwer NV	70,899	9,747,026

(Cost $142,432,515)		213,055,246

New Zealand — 0.2%
Auckland International Airport Ltd.	378,248	1,844,767
Fisher & Paykel Healthcare Corp. Ltd.	164,255	2,383,053
Mercury NZ Ltd.	192,983	740,367
Meridian Energy Ltd.	359,689	1,155,104
Spark New Zealand Ltd.	522,183	1,667,291
Xero Ltd.*	40,698	2,771,139

(Cost $9,387,338)		10,561,721

Norway — 0.7%
Adevinta ASA*	86,130	889,961
Aker BP ASA	90,438	2,591,955
DNB Bank ASA	265,286	5,053,207
Equinor ASA	257,830	8,294,920
Gjensidige Forsikring ASA	52,625	885,680
Kongsberg Gruppen ASA	24,561	1,054,176
Mowi ASA	133,536	2,373,298
Norsk Hydro ASA	377,620	2,191,044
Orkla ASA	210,322	1,548,070
Salmar ASA	21,186	1,160,732
Telenor ASA	180,738	1,942,692
Yara International ASA	46,233	1,565,178

(Cost $29,369,673)		29,550,913

	Number of Shares	Value
Portugal — 0.2%
EDP — Energias de Portugal SA	892,622	$4,262,495
Galp Energia SGPS SA	129,730	1,928,239
Jeronimo Martins SGPS SA	79,861	1,973,282

(Cost $6,664,947)		8,164,016

Singapore — 1.3%
CapitaLand Ascendas REIT	1,058,699	2,247,668
CapitaLand Integrated Commercial Trust REIT	1,485,734	2,021,407
CapitaLand Investment Ltd.	733,700	1,661,891
City Developments Ltd.	135,200	632,692
DBS Group Holdings Ltd.	518,387	12,299,920
Genting Singapore Ltd.	1,715,478	1,173,404
Grab Holdings Ltd., Class A*	530,151	1,611,659
Jardine Cycle & Carriage Ltd.	29,400	626,813
Keppel Corp. Ltd.	411,800	2,053,305
Mapletree Logistics Trust REIT	965,475	1,162,006
Mapletree Pan Asia Commercial Trust REIT	684,500	701,028
Oversea-Chinese Banking Corp. Ltd.	971,187	9,104,197
Sea Ltd., ADR*	103,668	3,754,855
Seatrium Ltd.*	12,552,060	985,248
Sembcorp Industries Ltd.	253,200	972,900
Singapore Airlines Ltd.	420,850	1,994,609
Singapore Exchange Ltd.	257,000	1,811,699
Singapore Technologies Engineering Ltd.	439,700	1,219,471
Singapore Telecommunications Ltd.	2,415,889	4,171,865
United Overseas Bank Ltd.	362,354	7,373,309
UOL Group Ltd.	125,481	553,441
Wilmar International Ltd.	576,566	1,564,577

(Cost $64,729,463)		59,697,964

Spain — 2.7%
Acciona SA	6,891	971,361
ACS Actividades de Construccion y Servicios SA	59,095	2,357,509
Aena SME SA, 144A	21,288	3,660,017
Amadeus IT Group SA	130,709	8,937,830
Banco Bilbao Vizcaya Argentaria SA	1,701,315	15,752,111
Banco Santander SA	4,616,756	19,101,323
CaixaBank SA	1,194,803	5,372,546
Cellnex Telecom SA, 144A*	161,125	6,145,478
Corp ACCIONA Energias Renovables SA	19,435	576,262
EDP Renovaveis SA	87,566	1,596,537
Enagas SA	69,052	1,262,741
Endesa SA	89,289	1,864,612
Ferrovial SE	146,027	5,048,267
Grifols SA*	87,213	1,230,785
Iberdrola SA	1,717,769	21,212,796
Industria de Diseno Textil SA	311,320	12,819,527
Naturgy Energy Group SA	36,481	1,088,837
Redeia Corp. SA	119,042	1,992,899
Repsol SA	362,995	5,547,488
Telefonica SA	1,389,303	5,979,464

(Cost $117,118,456)		122,518,390

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Sweden — 3.0%
Alfa Laval AB	81,775	$3,047,129
Assa Abloy AB, Class B	285,302	7,298,303
Atlas Copco AB, Class A	776,506	11,968,538
Atlas Copco AB, Class B	433,017	5,707,519
Beijer Ref AB	109,460	1,209,865
Boliden AB	77,897	2,075,740
Epiroc AB, Class A	188,076	3,502,286
Epiroc AB, Class B	110,841	1,742,196
EQT AB (b)	100,156	2,359,943
Essity AB, Class B	173,255	4,329,767
Evolution AB, 144A	53,234	5,510,968
Fastighets AB Balder, Class B*	182,106	1,072,466
Getinge AB, Class B	63,891	1,356,419
H & M Hennes & Mauritz AB, Class B (b)	183,125	2,927,169
Hexagon AB, Class B	591,963	5,911,796
Holmen AB, Class B	21,254	890,111
Husqvarna AB, Class B	100,464	766,304
Industrivarden AB, Class A	37,903	1,138,111
Industrivarden AB, Class C	39,546	1,188,951
Indutrade AB	76,753	1,680,632
Investment AB Latour, Class B	43,212	966,355
Investor AB, Class B	493,969	10,242,524
L E Lundbergforetagen AB, Class B	22,149	1,075,831
Lifco AB, Class B	70,269	1,523,268
Nibe Industrier AB, Class B	428,052	2,524,977
Saab AB, Class B	21,758	1,116,910
Sagax AB, Class B	56,699	1,284,160
Sandvik AB	303,429	5,979,665
Securitas AB, Class B (b)	149,141	1,340,919
Skandinaviska Enskilda Banken AB, Class A	452,071	5,465,876
Skanska AB, Class B	100,538	1,612,797
SKF AB, Class B	95,451	1,791,086
Svenska Cellulosa AB SCA, Class B	176,395	2,617,234
Svenska Handelsbanken AB, Class A	413,725	3,915,142
Swedbank AB, Class A	241,065	4,414,442
Swedish Orphan Biovitrum AB*	55,712	1,323,862
Tele2 AB, Class B	157,158	1,230,764
Telefonaktiebolaget LM Ericsson, Class B	833,477	4,122,989
Telia Co. AB	663,325	1,572,444
Volvo AB, Class A	62,010	1,462,893
Volvo AB, Class B	425,466	9,852,969
Volvo Car AB, Class B*	176,102	572,873

(Cost $116,125,766)		131,694,193

Switzerland — 10.2%
ABB Ltd.	456,650	18,100,173
Adecco Group AG	44,958	2,159,853
Alcon, Inc.	142,792	10,748,942
Avolta AG*	26,868	936,714
Bachem Holding AG	9,821	728,977
Baloise Holding AG	12,475	1,907,505
Banque Cantonale Vaudoise	8,886	1,082,718
Barry Callebaut AG	1,030	1,713,726
BKW AG	6,021	1,061,599
Chocoladefabriken Lindt & Spruengli AG	30	3,665,639

	Number of Shares	Value
Switzerland (Continued)
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	280	$3,459,632
Cie Financiere Richemont SA, Class A	149,104	18,593,305
Clariant AG*	63,572	948,825
Coca-Cola HBC AG*	62,133	1,722,539
DSM-Firmenich AG	53,031	5,014,508
EMS-Chemie Holding AG	1,948	1,380,306
Geberit AG	9,533	5,327,681
Givaudan SA	2,636	9,849,254
Glencore PLC	2,987,583	16,663,269
Helvetia Holding AG	10,565	1,444,137
Holcim AG*	148,906	10,933,717
Julius Baer Group Ltd.	58,166	2,938,522
Kuehne + Nagel International AG	15,485	4,477,335
Logitech International SA	46,774	4,072,228
Lonza Group AG	21,268	8,218,672
Nestle SA	762,528	86,510,399
Novartis AG	585,429	56,905,009
Partners Group Holding AG	6,473	8,519,051
Roche Holding AG	9,046	2,580,439
Roche Holding AG	200,715	54,103,889
Sandoz Group AG*	115,489	3,298,367
Schindler Holding AG	7,069	1,512,768
Schindler Holding AG Participation Certificates	11,304	2,526,845
SGS SA	42,301	3,589,088
SIG Group AG*	89,246	2,083,120
Sika AG	43,568	11,801,221
Sonova Holding AG	14,465	4,167,545
Straumann Holding AG	31,880	4,377,721
Swatch Group AG — Bearer	7,967	2,087,960
Swatch Group AG — Registered	16,685	836,441
Swiss Life Holding AG	8,464	5,418,429
Swiss Prime Site AG	21,933	2,204,070
Swiss Re AG	86,198	10,163,233
Swisscom AG	7,513	4,378,937
Temenos AG	17,917	1,514,464
UBS Group AG	939,568	26,426,356
VAT Group AG, 144A	7,677	3,563,664
Zurich Insurance Group AG	41,858	20,931,390

(Cost $365,737,174)		456,650,182

United Kingdom — 13.5%
3i Group PLC	277,810	7,828,104
abrdn PLC	543,004	1,117,048
Admiral Group PLC	74,170	2,529,108
Anglo American PLC	362,673	9,807,294
Ashtead Group PLC	126,894	7,630,204
Associated British Foods PLC	101,203	3,038,224
AstraZeneca PLC	442,501	56,567,461
Auto Trader Group PLC, 144A	258,611	2,366,354
Aviva PLC	775,163	4,085,677
BAE Systems PLC	866,992	11,492,616
Barclays PLC	4,305,108	7,665,506
Barratt Developments PLC	273,409	1,773,460
Berkeley Group Holdings PLC	29,618	1,733,459
BP PLC	4,870,221	29,457,056

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
British American Tobacco PLC	605,058	$19,188,064
BT Group PLC	1,884,001	2,923,126
Bunzl PLC	95,508	3,619,636
Burberry Group PLC	106,706	1,971,497
Centrica PLC	1,610,750	3,030,921
Coca-Cola Europacific Partners PLC	59,978	3,637,066
Compass Group PLC	489,439	12,376,391
Croda International PLC	39,630	2,243,387
Diageo PLC	641,464	22,379,288
Endeavour Mining PLC	54,911	1,274,840
Entain PLC	181,080	1,835,238
GSK PLC	1,168,065	20,930,824
Haleon PLC	1,577,360	6,572,416
Halma PLC	107,336	2,887,642
Hargreaves Lansdown PLC	105,406	955,974
HSBC Holdings PLC	5,563,762	42,291,362
Imperial Brands PLC	242,018	5,641,719
Informa PLC	392,071	3,677,630
InterContinental Hotels Group PLC	47,144	3,640,059
Intertek Group PLC	45,712	2,299,710
J Sainsbury PLC	463,761	1,673,874
JD Sports Fashion PLC	727,091	1,441,588
Kingfisher PLC	509,525	1,411,291
Land Securities Group PLC REIT	201,787	1,590,126
Legal & General Group PLC	1,697,846	4,914,925
Lloyds Banking Group PLC	18,089,853	9,927,484
London Stock Exchange Group PLC	118,825	13,359,956
M&G PLC	658,469	1,739,048
Melrose Industries PLC	394,841	2,585,052
Mondi PLC	140,418	2,494,201
National Grid PLC	1,047,963	13,593,844
NatWest Group PLC	1,640,202	4,304,932
Next PLC	35,071	3,511,041
Ocado Group PLC*	160,406	1,215,028
Pearson PLC	187,699	2,220,796
Persimmon PLC	94,488	1,492,870
Phoenix Group Holdings PLC	222,037	1,304,006
Reckitt Benckiser Group PLC	204,705	13,950,052
RELX PLC	538,988	20,685,555
Rentokil Initial PLC	717,595	3,883,715
Rio Tinto PLC	321,553	21,916,964
Rolls-Royce Holdings PLC*	2,435,844	8,265,959
Sage Group PLC	296,839	4,236,489
Schroders PLC	243,134	1,232,690
Segro PLC REIT	329,554	3,379,124
Severn Trent PLC	76,282	2,504,822
Shell PLC	1,888,634	61,038,278
Smith & Nephew PLC	247,108	3,192,928
Smiths Group PLC	100,148	2,083,598
Spirax-Sarco Engineering PLC	20,893	2,439,288
SSE PLC	316,728	7,327,316
St James’s Place PLC	156,937	1,285,040
Standard Chartered PLC	653,986	5,392,984
Taylor Wimpey PLC	1,041,750	1,703,788
Tesco PLC	2,019,677	7,287,166
Unilever PLC	713,405	33,949,580
United Utilities Group PLC	192,971	2,657,855

	Number of Shares	Value
United Kingdom (Continued)
Vodafone Group PLC	6,539,839	$5,889,166
Whitbread PLC	55,118	2,150,834
Wise PLC, Class A*	170,533	1,680,981
WPP PLC	304,881	2,720,454

(Cost $602,164,558)		600,103,049

TOTAL COMMON STOCKS
(Cost $3,737,318,906)		4,358,986,119

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	16,404	1,555,237
Dr Ing hc F Porsche AG, 144A	33,061	3,025,060
Henkel AG & Co. KGaA	48,503	3,811,838
Porsche Automobil Holding SE	44,868	2,190,911
Sartorius AG	7,400	2,380,224
Volkswagen AG	60,150	6,967,669

(Cost $25,037,266)		19,930,939

SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (d)(e)
(Cost $17,083,388)	17,083,388	17,083,388

CASH EQUIVALENTS — 2.2%
DWS ESG Liquidity Fund “Capital Shares”, 5.46% (d)	12,130,740	12,130,740
DWS Government Money Market Series “Institutional Shares”, 5.31% (d)	86,679,537	86,679,537

TOTAL CASH EQUIVALENTS
(Cost $98,810,277)		98,810,277

TOTAL INVESTMENTS — 100.7%
(Cost $3,878,249,837)		$4,494,810,723
Other assets and liabilities, net — (0.7%)		(32,576,831)

NET ASSETS — 100.0%		$4,462,233,892

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (c)
5,204,808	784,565	(259,509)		(603,909)	1,852,226	—	—	561,073	6,978,181

SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (d)(e)
72,167,804	—	(55,084,416	) (f)	—	—	121,370	—	17,083,388	17,083,388

CASH EQUIVALENTS — 2.2%
DWS ESG Liquidity Fund “Capital Shares”, 5.46% (d)
11,805,537	321,660	–		—	3,543	325,044	—	12,130,740	12,130,740
DWS Government Money Market Series “Institutional Shares”, 5.31% (d)
42,151,828	774,821,686	(730,293,977)		—	—	1,641,690	—	86,679,537	86,679,537

131,329,977	775,927,911	(785,637,902)		(603,909)	1,855,769	2,088,104	—	116,454,738	122,871,846

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $16,150,565, which is 0.4% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interests
CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
AMSTERDAM Index Futures	EUR	10	$1,639,620	$1,668,171	12/15/2023	$28,551
CAC40 10 EURO Futures	EUR	60	4,639,732	4,777,429	12/15/2023	137,697
DAX Index Futures	EUR	10	4,142,884	4,424,483	12/15/2023	281,599
EURO STOXX 50 Futures	EUR	150	6,684,331	7,169,409	12/15/2023	485,078
FTSE 100 Index Futures	GBP	75	6,963,198	7,063,886	12/15/2023	100,688
FTSE/MIB Index Futures	EUR	6	903,796	972,662	12/15/2023	68,866
IBEX 35 Index Futures	EUR	15	1,549,527	1,644,294	12/15/2023	94,767
MSCI EAFE Futures	USD	175	18,392,063	18,607,750	12/15/2023	215,687
MSCI Singapore Index Futures	SGD	25	507,954	506,092	12/28/2023	(1,862)
OMXS30 Index Futures	SEK	160	3,246,216	3,404,450	12/15/2023	158,234
SPI 200 Futures	AUD	35	3,961,899	4,101,441	12/21/2023	139,542
SWISS MID CAP Futures	CHF	125	3,598,598	3,571,429	12/15/2023	(27,169)
TOPIX Index Futures	JPY	60	9,333,944	9,615,540	12/07/2023	281,596

Total net unrealized appreciation						$1,963,274

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

As of November 30, 2023, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	12/4/2023	AUD	488,931,842	USD	309,888,424	$—	$(13,218,194)
Morgan Stanley Capital	12/4/2023	CHF	391,887,100	USD	432,070,999	—	(15,659,156)
Goldman Sachs & Co.	12/4/2023	DKK	981,787,900	USD	139,251,807	—	(4,136,439)
JP Morgan & Chase Co.	12/4/2023	DKK	16,063,500	USD	2,278,423	—	(67,620)
RBC Capital Markets	12/4/2023	EUR	1,292,175,800	USD	1,367,578,134	—	(39,228,424)
RBC Capital Markets	12/4/2023	EUR	21,141,900	USD	22,375,593	—	(641,835)
RBC Capital Markets	12/4/2023	GBP	539,505,100	USD	654,781,155	—	(26,345,022)
JP Morgan & Chase Co.	12/4/2023	HKD	15,099,000	USD	1,930,963	—	(2,013)
JP Morgan & Chase Co.	12/4/2023	HKD	720,927,600	USD	92,200,842	—	(92,416)
JP Morgan & Chase Co.	12/4/2023	ILS	62,144,900	USD	15,380,117	—	(1,279,988)
JP Morgan & Chase Co.	12/4/2023	JPY	149,305,793,800	USD	990,856,954	—	(16,883,547)
Goldman Sachs & Co.	12/4/2023	NOK	320,846,400	USD	28,746,764	—	(910,223)
JP Morgan & Chase Co.	12/4/2023	NOK	4,235,600	USD	379,496	—	(12,016)
JP Morgan & Chase Co.	12/4/2023	NZD	13,747,000	USD	7,996,564	—	(469,017)
Goldman Sachs & Co.	12/4/2023	SEK	1,431,745,900	USD	128,305,865	—	(8,030,576)
JP Morgan & Chase Co.	12/4/2023	SEK	23,425,400	USD	2,099,295	—	(131,363)
Goldman Sachs & Co.	12/4/2023	SGD	74,001,000	USD	54,088,368	—	(1,242,117)
JP Morgan & Chase Co.	12/4/2023	SGD	1,224,700	USD	895,163	—	(20,544)
RBC Capital Markets	12/4/2023	USD	309,207,295	AUD	466,340,842	—	(1,029,755)
RBC Capital Markets	12/4/2023	USD	14,318,763	AUD	22,591,000	610,315	—
Bank of America	12/4/2023	USD	429,340,578	CHF	373,333,100	—	(2,808,328)
Morgan Stanley Capital	12/4/2023	USD	20,456,833	CHF	18,554,000	741,071	—
RBC Capital Markets	12/4/2023	USD	143,680,133	DKK	981,787,900	—	(291,887)
RBC Capital Markets	12/4/2023	USD	2,350,819	DKK	16,063,500	—	(4,776)
Morgan Stanley Capital	12/4/2023	USD	1,376,577,803	EUR	1,261,660,700	—	(2,993,383)
RBC Capital Markets	12/4/2023	USD	54,672,684	EUR	51,657,000	1,566,882	—
Morgan Stanley Capital	12/4/2023	USD	658,301,475	GBP	519,998,100	—	(1,802,921)
RBC Capital Markets	12/4/2023	USD	23,675,607	GBP	19,507,000	952,016	—
RBC Capital Markets	12/4/2023	USD	94,237,942	HKD	736,026,600	—	(11,709)
JP Morgan & Chase Co.	12/4/2023	USD	16,687,226	ILS	62,144,900	—	(27,122)
JP Morgan & Chase Co.	12/4/2023	USD	44,580,114	JPY	6,717,385,000	758,924	—
Morgan Stanley Capital	12/4/2023	USD	964,493,258	JPY	142,588,000,000	—	(2,094,554)
Goldman Sachs & Co.	12/4/2023	USD	29,766,430	NOK	320,846,400	—	(109,443)
JP Morgan & Chase Co.	12/4/2023	USD	392,957	NOK	4,235,600	—	(1,445)
JP Morgan & Chase Co.	12/4/2023	USD	8,490,835	NZD	13,747,000	—	(25,254)
Bank of America	12/4/2023	USD	131,645,981	SEK	1,379,481,900	—	(286,322)
Bank of America	12/4/2023	USD	2,235,520	SEK	23,425,400	—	(4,862)
Goldman Sachs & Co.	12/4/2023	USD	4,683,595	SEK	52,264,000	293,188	—
Goldman Sachs & Co.	12/4/2023	USD	54,169,039	SGD	72,294,000	—	(114,877)
Goldman Sachs & Co.	12/4/2023	USD	1,247,693	SGD	1,707,000	28,629	—
JP Morgan & Chase Co.	12/4/2023	USD	917,653	SGD	1,224,700	—	(1,946)
RBC Capital Markets	1/3/2024	AUD	16,782,000	USD	11,138,515	36,915	—
RBC Capital Markets	1/3/2024	AUD	466,340,842	USD	309,523,474	1,030,462	—
RBC Capital Markets	1/3/2024	DKK	21,672,000	USD	3,176,966	6,322	—
RBC Capital Markets	1/3/2024	DKK	16,063,500	USD	2,354,834	4,721	—
RBC Capital Markets	1/3/2024	DKK	981,787,900	USD	143,925,515	288,571	—
Morgan Stanley Capital	1/3/2024	EUR	1,261,660,700	USD	1,378,498,051	2,939,565	—
Morgan Stanley Capital	1/3/2024	EUR	87,415,000	USD	95,510,153	203,670	—
Morgan Stanley Capital	1/3/2024	GBP	519,998,100	USD	658,491,274	1,803,447	—
RBC Capital Markets	1/3/2024	HKD	736,026,600	USD	94,240,838	5,858	—
JP Morgan & Chase Co.	1/3/2024	ILS	62,144,900	USD	16,704,720	24,223	—
Goldman Sachs & Co.	1/3/2024	NOK	320,846,400	USD	29,793,103	108,165	—
JP Morgan & Chase Co.	1/3/2024	NOK	4,235,600	USD	393,309	1,428	—
Bank of America	1/3/2024	SEK	108,398,000	USD	10,361,109	22,325	—
Bank of America	1/3/2024	SEK	23,425,400	USD	2,239,153	4,885	—
Bank of America	1/3/2024	SEK	1,379,481,900	USD	131,859,902	287,676	—
Goldman Sachs & Co.	1/3/2024	SGD	72,294,000	USD	54,245,046	111,160	—

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	1/3/2024	SGD	1,224,700	USD	918,956	$1,898	$—
Morgan Stanley Capital	1/3/2024	USD	2,395,904	GBP	1,892,000	—	(6,562)
RBC Capital Markets	1/3/2024	USD	710,640	HKD	5,550,000	—	(62)
Goldman Sachs & Co.	1/3/2024	USD	81,724	SGD	109,000	—	(104)
Bank of America	1/4/2024	CHF	373,333,100	USD	430,865,741	2,757,011	—
Bank of America	1/4/2024	CHF	10,148,000	USD	11,711,686	74,766	—
JP Morgan & Chase Co.	1/4/2024	NZD	13,747,000	USD	8,491,797	24,986	—
Morgan Stanley Capital	1/5/2024	JPY	5,179,415,000	USD	35,219,923	71,175	—
Morgan Stanley Capital	1/5/2024	JPY	142,588,000,000	USD	969,595,667	1,959,421	—

Total unrealized appreciation (depreciation)						$16,719,675	$(139,985,822)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,358,986,119	$—	$—	$4,358,986,119
Preferred Stocks	19,930,939	—	—	19,930,939
Short-Term Investments (a)	115,893,665	—	—	115,893,665
Derivatives (b)
Forward Foreign Currency Contracts	—	16,719,675	—	16,719,675
Futures Contracts	1,992,305	—	—	1,992,305

TOTAL	$4,496,803,028	$16,719,675	$—	$4,513,522,703

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(139,985,822)	$—	$(139,985,822)
Futures Contracts	(29,031)	—	—	(29,031)

TOTAL	$(29,031)	$(139,985,822)	$—	$(140,014,853)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	13

DBX ETF Trust

Statement of Assets and Liabilities

November 30, 2023 (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF
Assets
Investment in non-affiliated securities at value	$4,371,938,877
Investment in affiliated securities at value	6,978,181
Investment in DWS ESG Liquidity Fund	12,130,740
Investment in DWS Government Money Market Series	86,679,537
Investment in DWS Government & Agency Securities Portfolio*	17,083,388
Foreign currency at value	5,568,184
Unrealized appreciation on forward foreign currency contracts	16,719,675
Deposit with broker for futures contracts	3,905,030
Receivables:
Investment securities sold	88,369,398
Variation margin on futures contracts	4,310,076
Dividends	11,701,066
Interest	547,666
Securities lending income	18,388
Foreign tax reclaim	7,945,952

Total assets	$4,633,896,158

Liabilities
Payable upon return of securities loaned	$17,083,388
Unrealized depreciation on forward foreign currency contracts	139,985,822
Payables:
Investment securities purchased	13,344,210
Investment advisory fees	1,248,846

Total liabilities	171,662,266

Net Assets, at value	$4,462,233,892

Net Assets Consist of
Paid-in capital	$4,455,673,412
Distributable earnings (loss)	6,560,480

Net Assets, at value	$4,462,233,892

Number of Common Shares outstanding	124,350,001

Net Asset Value	$35.88

Investment in non-affiliated securities at cost	$3,750,491,968

Investment in affiliated securities at cost	$11,864,204

Value of securities loaned	$16,150,565

Investment in DWS ESG Liquidity Fund at cost	$12,130,740

Investment in DWS Government Money Market Series at cost	$86,679,537

Investment in DWS Government & Agency Securities Portfolio at cost*	$17,083,388

Foreign currency at cost	$5,511,433

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	14

DBX ETF Trust

Statement of Operations

For the Six Months Ended November 30, 2023 (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$45,215,506
Income distributions from affiliated funds	1,966,734
Affiliated securities lending income	121,370

Total investment income	47,303,610

Expenses
Investment advisory fees	7,396,704
Other expenses	8,290

Total expenses	7,404,994

Less fees waived (see note 3):
Waiver	(33,705)

Net expenses	7,371,289

Net investment income (loss)	39,932,321

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(65,177,741)
Investments in affiliates	(603,909)
Futures contracts	4,648,239
Foreign currency transactions	(1,158,666)
Forward foreign currency contracts	277,553,721

Net realized gain (loss)	215,261,644

Net change in unrealized appreciation (depreciation) on:
Investments	210,114,672
Investments in affiliates	1,855,769
Futures contracts	1,852,475
Foreign currency translations	1,277,808
Forward foreign currency contracts	(227,138,237)

Net change in unrealized appreciation (depreciation)	(12,037,513)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	203,224,131

Net Increase (Decrease) in Net Assets Resulting from Operations	$243,156,452

* Unaffiliated foreign tax withheld	$3,034,766

See Notes to Financial Statements.	15

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI EAFE Hedged Equity ETF
	For the Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$39,932,321	$119,462,913
Net realized gain (loss)	215,261,644	(180,163,713)
Net change in net unrealized appreciation (depreciation)	(12,037,513)	422,034,968

Net increase (decrease) in net assets resulting from operations	243,156,452	361,334,168

Distributions to Shareholders	(187,060,977)	(581,458,458)

Fund Shares Transactions
Proceeds from shares sold	356,952,760	182,710,242
Value of shares redeemed	—	(154,044,627)

Net increase (decrease) in net assets resulting from fund share transactions	356,952,760	28,665,615

Total net increase (decrease) in Net Assets	413,048,235	(191,458,675)

Net Assets
Beginning of period	$4,049,185,657	$4,240,644,332

End of period	$4,462,233,892	$4,049,185,657

Changes in Shares Outstanding
Shares outstanding, beginning of period	114,150,001	113,350,800
Shares sold	10,200,000	5,200,000
Shares redeemed	—	(4,400,799)

Shares outstanding, end of period	124,350,001	114,150,001

See Notes to Financial Statements.	16

DBX ETF Trust

Financial Highlights

Xtrackers MSCI EAFE Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2023 (Unaudited)		Years Ended May 31,
			2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$35.47		$37.41	$37.54	$29.75	$30.87	$31.86

Income (loss) from investment operations:
Net investment income (loss)(a)	0.33		1.05 (b)	1.13	0.78	0.66	0.91
Net realized and unrealized gain (loss)	1.69		2.12	(0.37)	7.82	(0.76)	(1.00)

Total from investment operations	2.02		3.17	0.76	8.60	(0.10)	(0.09)

Less distributions from:
Net investment income	(1.61)		(0.64)	(0.89)	(0.81)	(1.02)	(0.90)
Net realized gains	—		(4.47)	—	—	—	—

Total distributions	(1.61)		(5.11)	(0.89)	(0.81)	(1.02)	(0.90)

Net Asset Value, end of period	$35.88		$35.47	$37.41	$37.54	$29.75	$30.87

Total Return (%)(c)	5.88	**	9.62	2.01	29.41	(0.56)	(0.14)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	4,462		4,049	4,241	3,955	3,831	4,715
Ratio of expenses before fee waiver (%)	0.35	*	0.36	0.35	0.35	0.36	0.36
Ratio of expenses after fee waiver (%)	0.35	*	0.36	0.35	0.35	0.36	0.36
Ratio of net investment income (loss) (%)	1.89	*	2.99 (b)	2.97	2.35	2.10	2.93
Portfolio turnover rate (%)(d)	6	**	19	4	8	9	5

(a)	Based on average shares outstanding during the period.
(b)

Net investment income per share and the ratio of net investment income include non-recurring foreign dividend reclaims and related interest amounting to $0.05 per share. Excluding these non-recurring amounts which are included in Unaffiliated dividend income and Other income, respectively in the Statement of Operations, the net investment income ratio would have been 2.85%.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	17

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2023, the Trust consists of forty-four investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”), a diversified series of the Trust. The Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees (“Board”).

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 200,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of shares may acquire those shares from the Fund or tender such shares for redemption to the Fund, in Creation Units only.

The investment objective of the Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”).

MSCI is the creator of the MSCI EAFE US Dollar Hedged Index. The MSCI EAFE US Dollar Hedged Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Underlying Index is rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of the Underlying Index marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

The Fund is entitled to use its Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Fund in connection with the licensing agreement.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Security Valuation    The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

18

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s Board has designated the Advisor as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-ended investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Fund to pay out dividends from its net investment income, if any, to investors semi-annually.

19

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. For the period ended November 30, 2023, the Fund did not incur any interest or penalties.

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. During the fiscal year ended May 31, 2023, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Post-October Losses on Capital
$579,679,232

As of May 31, 2023, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
$3,745,892,398	$340,686,030	$782,998,791	$(442,312,761)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Receivables and payables related to foreign taxes as of November 30, 2023, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

20

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    Prior to August 1, 2023, the Bank of New York Mellon served as securities lending agent for the Fund. Effective August 1, 2023, National Financial Services LLC (Fidelity Agency Lending), serves as securities lending agent for the Fund and may lend securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans the Fund continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2023, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.10% annualized effective rate as of November 30, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2023, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2023

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Common Stocks	$17,083,388	$—	$—	$—	$17,083,388

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$17,083,388

Derivatives

Forward Foreign Currency Contracts    The Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Fund may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2023, the Fund invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2023 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a

21

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

contract value generally indicative of a range of the total exposure the Fund had to the value of non U.S currencies during the period ended November 30, 2023.

Futures Contracts    The Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2023, the Fund utilized futures in order to simulate investment in the Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2023 is included in a table following the Fund’s Schedule of Investments.

The following table summarizes the value of the Fund’s derivative instruments held as of November 30, 2023 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Equity contracts	Unrealized appreciation on futures contracts*	$1,992,305	Unrealized depreciation on futures contracts*	$29,031

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	16,719,675	Unrealized depreciation on forward foreign currency contracts	139,985,822

	Total	$18,711,980	Total	$140,014,853

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Fund’s earnings during the period ended November 30, 2023 and the related location in the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
$4,648,239	$277,553,721	$282,201,960

22

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
$1,852,475	$(227,138,237)	$(225,285,762)

For the period ended November 30, 2023 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
$85,932,284	$(4,155,526,430)

As of November 30, 2023, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Interest expense on the Statement of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged(a)	Net Amount of Derivatives Liabilities
Bank of America	$3,146,663	$(3,099,512)	$—	$47,151	$3,099,512	$(3,099,512)	$—	$—
Goldman Sachs & Co.	541,142	(541,142)	—	—	14,543,779	(541,142)	—	14,002,637
JP Morgan & Chase Co.	811,459	(811,459)	—	—	19,014,291	(811,459)	—	18,202,832
Morgan Stanley Capital	7,718,349	(7,718,349)	—	—	22,556,576	(7,718,349)	—	14,838,227
RBC Capital Markets	4,502,062	(4,502,062)	—	—	80,771,664	(4,502,062)	—	76,269,602

	$16,719,675	$(16,672,524)	$—	$47,151	$139,985,822	$(16,672,524)	$—	$123,313,298

(a)	The actual collateral received or pledged may be more than amount shown.

Affiliated Cash Management Vehicles    The Fund may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV and DWS ESG Liquidity Fund maintains a floating NAV. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees. Under an investment advisory agreement between the Trust, on

23

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

behalf of the Fund, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

For its investment advisory services to the Fund, the Advisor is entitled to receive a unitary advisory fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.35%.

The Advisor for the Fund has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the period from June 1, 2023 through November 30, 2023, the Advisor waived $33,705 of expenses to the Fund.

Out of the unitary advisory fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. The Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Fund’s Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2023, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	Sales
$261,166,706	$322,117,669

For the period ended November 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$345,548,345	$—

5. Fund Share Transactions

As of November 30, 2023, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

24

DBX ETF Trust

Other Information (Unaudited)

Regulatory Update — Tailored Shareholder Report

Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF”) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging” shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index” that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

25

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about the Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

26

This Page is Intentionally Left Blank

27

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28

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2024 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY, 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-049078-8 (1/24) DBX005767 (1/25)

November 30, 2023

Semi-Annual Report

DBX ETF Trust

Xtrackers Cybersecurity Select Equity ETF (PSWD)

Xtrackers International Real Estate ETF (HAUZ)

Xtrackers Semiconductor Select Equity ETF (CHPS)

Xtrackers US Green Infrastructure Select Equity ETF (UPGR)

Xtrackers US National Critical Technologies ETF (CRTC)

DBX ETF Trust

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Cybersecurity Select Equity ETF (PSWD)

Xtrackers Cybersecurity Select Equity ETF (the “fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Cyber Security ESG Screened Index (the “Underlying Index”). The Underlying Index is comprised of companies that have business operations in the field of cybersecurity and that fulfill certain sustainability criteria. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2023 (49.7% of Net Assets)

Description	% of Net Assets
Crowdstrike Holdings, Inc.	6.1%
Trend Micro, Inc.	5.8%
Zscaler, Inc.	5.4%
CyberArk Software Ltd.	5.3%
Palo Alto Networks, Inc.	5.3%
Qualys, Inc.	5.0%
SentinelOne, Inc.	4.8%
Check Point Software Technologies Ltd.	4.6%
Fortinet, Inc.	3.8%
Okta, Inc.	3.6%

Sector Diversification* as of November 30, 2023

Systems Software	60.0%
Application Software	13.1%
Internet Services & Infrastructure	11.5%
IT Consulting & Other Services	11.0%
Communications Equipment	3.4%
Other	1.0%

Total	100.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 7.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers International Real Estate ETF (HAUZ)

The Xtrackers International Real Estate ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (the “Underlying Index”). The Underlying Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2023 (18.9% of Net Assets)

Description	% of Net Assets
Goodman Group (Australia)	3.1%
Mitsui Fudosan Co. Ltd. (Japan)	2.6%
Vonovia SE (Germany)	2.3%
Mitsubishi Estate Co. Ltd. (Japan)	2.1%
Sun Hung Kai Properties Ltd. (Hong Kong)	1.8%
Sumitomo Realty & Development Co. Ltd. (Japan)	1.6%
Link (Hong Kong)	1.5%
Segro PLC (United Kingdom)	1.4%
China Resources Land Ltd. (Hong Kong)	1.3%
CK Asset Holdings Ltd. (Hong Kong)	1.2%

Sector Diversification* as of November 30, 2023

Real Estate Operations/Development	35.4%
Diversified	14.9%
Real Estate Management/Services	11.9%
Warehouse/Industry	10.1%
Shopping Centers	8.6%
Office Property	5.7%
Apartments	3.6%
Other	9.8%

Total	100.0%

Country Diversification* as of November 30, 2023

Japan	20.8%
Hong Kong	11.8%
Australia	10.6%
United Kingdom	7.3%
Singapore	7.0%
Canada	6.1%
Sweden	4.0%
Germany	3.5%
India	3.0%
France	2.8%
Thailand	2.5%
Switzerland	2.4%
Philippines	2.2%
Mexico	2.1%
Israel	2.0%
Belgium	2.0%
Other	9.9%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 9.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Semiconductor Select Equity ETF (CHPS)

Xtrackers Semiconductor Select Equity ETF (the “fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Semiconductor ESG Screened Index (the “Underlying Index”). The Underlying Index is comprised of companies that have business operations in the semiconductor industry and that fulfill certain sustainability criteria. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2023 (45.5% of Net Assets)

Description	% of Net Assets
Intel Corp.	5.0%
QUALCOMM, Inc.	4.7%
Advanced Micro Devices, Inc.	4.7%
ASML Holding NV	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Lam Research Corp.	4.5%
Broadcom, Inc.	4.5%
Applied Materials, Inc.	4.3%
NVIDIA Corp.	4.3%
Analog Devices, Inc.	4.2%

Sector Diversification* as of November 30, 2023

Semiconductors	67.1%
Semiconductor Materials & Equipment	28.7%
Electronic Manufacturing Services	2.4%
Other	1.8%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 19.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers US Green Infrastructure Select Equity ETF (UPGR)

Xtrackers US Green Infrastructure Select Equity ETF (the “fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive United States Green Infrastructure ESG Screened Index (the “Underlying Index”). The Underlying Index is comprised of companies that have business exposure in the production, generation, or distribution of green energy or are engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy and that fulfill certain sustainability criteria. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2023 (26.1% of Net Assets)

Description	% of Net Assets
Clearway Energy, Inc.	2.8%
Bloom Energy Corp.	2.8%
Sunrun, Inc.	2.7%
Sunnova Energy International, Inc.	2.6%
Fluence Energy, Inc.	2.6%
Brookfield Renewable Corp.	2.6%
Worthington Industries, Inc.	2.5%
Itron, Inc.	2.5%
Xylem, Inc.	2.5%
A O Smith Corp.	2.5%

Sector Diversification* as of November 30, 2023

Industrials	56.2%
Utilities	14.9%
Materials	9.7%
Consumer Discretionary	7.9%
Information Technology	6.7%
Energy	4.6%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 21.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers US National Critical Technologies ETF (CRTC)

Xtrackers US National Critical Technologies ETF (the “fund”), seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Whitney U.S. Critical Technologies Index (the “Underlying Index”). The Underlying Index is a market-capitalization weighted index, subject to caps on the weighting of individual companies, that is designed to track companies that support critical emerging technologies across the U.S. and its allies by selecting companies from a defined investment universe that satisfy key criteria related to their association with critical technology sectors and their geopolitical risk rating. It is not possible to invest directly into an index.

5

Ten Largest Equity Holdings as of November 30, 2023 (33.2% of Net Assets)

Description	% of Net Assets
Amazon.com, Inc.	5.5%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.2%
Alphabet, Inc.	4.9%
Exxon Mobil Corp.	3.1%
Adobe, Inc.	2.1%
Chevron Corp.	2.0%
AbbVie, Inc.	1.9%
Salesforce, Inc.	1.8%
Cisco Systems, Inc.	1.5%

Sector Diversification* as of November 30, 2023

Information Technology	34.8%
Health Care	17.9%
Communication Services	11.9%
Industrials	11.7%
Energy	6.9%
Consumer Discretionary	6.5%
Utilities	4.5%
Materials	3.0%
Financials	2.0%
Consumer Staples	0.5%
Real Estate	0.3%

Total	100.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 22.

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period Xtrackers Cybersecurity Select Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Semiconductor Select Equity ETF and Xtrackers US National Critical Technologies ETF limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023) except Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF which is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (commencement of operations, as noted below, to November 30, 2023.

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Cybersecurity Select Equity ETF
Actual (2)	$1,000.00	$1,107.60	0.20%	$0.81
Hypothetical (5% return before expenses)	$1,000.00	$1,018.49	0.20%	$1.01
Xtrackers International Real Estate ETF
Actual	$1,000.00	$1,037.80	0.10%	$0.51
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	0.10%	$0.51
Xtrackers Semiconductor Select Equity ETF
Actual (2)	$1,000.00	$1,028.00	0.15%	$0.59
Hypothetical (5% return before expenses)	$1,000.00	$1,018.68	0.15%	$0.76
Xtrackers US Green Infrastructure Select Equity ETF
Actual (2)	$1,000.00	$758.10	0.35%	$1.19
Hypothetical (5% return before expenses)	$1,000.00	$1,017.91	0.35%	$1.77
Xtrackers US National Critical Technologies ETF
Actual (3)	$1,000.00	$1,020.80	0.33%	$0.14
Hypothetical (5% return before expenses)	$1,000.00	$1,001.91	0.33%	$1.65

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

(2) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 141 (the number of days in the period July 13, 2023 (commencement of operations) to November 30, 2023), then divided by 366.

(3) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 15 (the number of days in the period November 16, 2023 (commencement of operations) to November 30, 2023), then divided by 366.

6

DBX ETF Trust

Schedule of Investments

Xtrackers Cybersecurity Select Equity ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.8%
Application Software — 13.1%
Alarm.com Holdings, Inc.*	1,188	$64,722
Clear Secure, Inc., Class A	4,991	106,458
Datadog, Inc., Class A*	1,174	136,853
Dynatrace, Inc.*	2,225	119,149
Everbridge, Inc.*	1,821	37,075
InterDigital, Inc.	1,291	128,997
Systena Corp.	17,000	34,038
TeamViewer SE, 144A*	6,314	91,523

(Cost $702,503)		718,815

Communications Equipment — 3.4%
F5, Inc.*	667	114,184
NetScout Systems, Inc.*	2,921	58,654
Radware Ltd.*	838	12,779

(Cost $201,707)		185,617

Internet Services & Infrastructure — 11.5%
Akamai Technologies, Inc.*	975	112,642
Chindata Group Holdings Ltd., ADR*	4,514	38,008
Fastly, Inc., Class A*	5,694	94,577
GDS Holdings Ltd., ADR*	2,593	26,578
NEXTDC Ltd.*	17,140	148,082
Okta, Inc.*	2,997	200,949
Vnet Group, Inc., ADR*	5,888	16,486

(Cost $631,091)		637,322

IT Consulting & Other Services — 11.0%
Al Moammar Information Systems Co.	725	24,080
Change Holdings, Inc.	2,499	26,370
Computacenter PLC	1,941	66,345
DXC Technology Co.*	4,911	113,591
NCC Group PLC	13,607	20,912
NEC Corp.	2,072	115,489
NET One Systems Co. Ltd.	4,950	68,842
Netcompany Group A/S, 144A*	1,565	50,135
Otsuka Corp.	2,503	102,179
Systex Corp.	8,339	28,295

(Cost $648,849)		616,238

	Number of Shares	Value
Research & Consulting Services — 1.0%
My EG Services Bhd
(Cost $48,605)	312,601	$53,336

Systems Software — 59.8%
A10 Networks, Inc.	3,309	41,329
Ahnlab, Inc.	373	19,978
BlackBerry Ltd.*	19,266	70,763
Check Point Software Technologies Ltd.*	1,760	256,960
Crowdstrike Holdings, Inc., Class A*	1,425	337,711
CyberArk Software Ltd.*	1,480	294,920
Darktrace PLC*	16,254	71,381
Digital Arts, Inc.	660	21,496
Fortinet, Inc.*	4,013	210,923
OneSpan, Inc.*	1,796	18,014
Palo Alto Networks, Inc.*	989	291,844
Qualys, Inc.*	1,498	276,890
Rapid7, Inc.*	3,645	197,377
SentinelOne, Inc., Class A*	14,065	268,501
Tenable Holdings, Inc.*	3,727	154,260
Trend Micro, Inc.	6,375	324,022
Varonis Systems, Inc.*	3,863	161,821
Zscaler, Inc.*	1,507	297,678

(Cost $2,786,771)		3,315,868

TOTAL COMMON STOCKS (Cost $5,019,526)		5,527,196

CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 5.31% (a) (Cost $31,528)	31,528	31,528

TOTAL INVESTMENTS — 100.4%
(Cost $5,051,054)		$5,558,724
Other assets and liabilities, net — (0.4%)		(20,808)

NET ASSETS — 100.0%		$5,537,916

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 7/13/2023 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 5.31% (a)
—	4,715,530	(4,684,002)	—	—	832	—	31,528	31,528

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers Cybersecurity Select Equity ETF (Continued)

November 30, 2023 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$5,527,196	$—	$—	$5,527,196
Short-Term Investments (a)	31,528	—	—	31,528

TOTAL	$5,558,724	$—	$—	$5,558,724

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.5%
Australia — 10.6%
Abacus Group REIT	329,742	$237,220
Arena REIT	263,297	584,840
Aspen Group Ltd./Australia REIT	4,604	5,190
BWP Trust REIT	364,954	830,001
Cedar Woods Properties Ltd.	51,672	159,657
Centuria Industrial REIT	401,556	798,755
Centuria Office REIT	366,590	312,342
Charter Hall Group REIT	360,411	2,485,294
Charter Hall Long Wale REIT	487,590	1,086,277
Charter Hall Retail REIT	385,552	818,049
Charter Hall Social Infrastructure REIT	252,315	439,992
Cromwell Property Group REIT	1,184,762	345,645
Dexus REIT	824,968	3,850,846
Dexus Convenience Retail REIT REIT	104,417	171,007
Dexus Industria REIT	159,741	281,737
GDI Property Group Partnership REIT	388,653	149,464
Goodman Group REIT	1,305,561	19,693,593
GPT Group REIT	1,217,942	3,327,133
Growthpoint Properties Australia Ltd. REIT	215,825	331,999
Healthco REIT	346,522	304,434
HMC Capital Ltd. REIT	194,794	622,543
HomeCo Daily Needs REIT	1,319,901	993,307
Hotel Property Investments Ltd. REIT	146,868	261,954
Ingenia Communities Group REIT	276,200	756,345
Lifestyle Communities Ltd.	73,545	815,822
Mirvac Group REIT	2,993,177	4,088,331
National Storage REIT	944,508	1,352,713
Newmark Property REIT	123,791	84,132
Peet Ltd.	284,903	230,464
REA Group Ltd.	38,732	3,987,016
Region RE Ltd. REIT	862,169	1,183,339
Rural Funds Group REIT	297,073	377,206
Scentre Group REIT	3,965,220	6,967,220
Stockland REIT	1,815,615	4,971,875
US Masters Residential Property Fund REIT	586,199	104,943
Vicinity Ltd. REIT	3,452,411	4,337,886
Waypoint REIT Ltd. REIT	506,085	791,921

(Cost $73,494,293)		68,140,492

Austria — 0.3%
CA Immobilien Anlagen AG	32,956	1,078,749
IMMOFINANZ AG*	24,547	507,275
S IMMO AG*	5,982	83,153
UBM Development AG	2,791	61,210

(Cost $1,725,240)		1,730,387

Belgium — 1.9%
Aedifica SA REIT	36,319	2,280,573
Ascencio REIT	4,148	207,964
Atenor (a)	14,841	89,709
Care Property Invest NV REIT (a)	27,969	389,397
Cofinimmo SA REIT	25,625	1,806,180
Home Invest Belgium SA REIT	9,185	146,719
Immobel SA (a)	2,838	85,929
Intervest Offices & Warehouses NV REIT	20,659	464,345

	Number of Shares	Value
Belgium (Continued)
Montea NV REIT	12,072	$1,049,790
Nextensa SA REIT	1,927	105,758
Retail Estates NV REIT	8,830	594,444
VGP NV	10,013	1,033,523
Warehouses De Pauw CVA REIT	122,592	3,448,337
Wereldhave Belgium Comm VA REIT	2,303	120,363
Xior Student Housing NV REIT	21,066	704,494

(Cost $16,457,090)		12,527,525

Brazil — 0.7%
Allos SA	358,157	1,857,500
Cyrela Brazil Realty SA Empreendimentos e Participacoes	224,742	995,157
Ez Tec Empreendimentos e Participacoes SA	120,554	449,733
Multiplan Empreendimentos Imobiliarios SA	231,930	1,278,560

(Cost $4,065,296)		4,580,950

Canada — 6.1%
Allied Properties Real Estate Investment Trust REIT (a)	96,338	1,269,728
Altus Group Ltd.	34,271	1,011,056
American Hotel Income Properties REIT LP	58,273	28,796
Artis Real Estate Investment Trust REIT (a)	51,860	234,467
Boardwalk Real Estate Investment Trust REIT	24,824	1,222,662
BSR Real Estate Investment Trust REIT	25,653	279,874
Canadian Apartment Properties REIT (a)	127,151	4,335,428
Chartwell Retirement Residences	178,975	1,433,542
Choice Properties Real Estate Investment Trust REIT (a)	189,300	1,837,363
Colliers International Group, Inc.	30,856	3,213,384
Crombie Real Estate Investment Trust REIT (a)	81,688	776,001
CT Real Estate Investment Trust REIT (a)	56,816	570,737
Dream Industrial Real Estate Investment Trust REIT (a)	199,822	1,840,747
Dream Office Real Estate Investment Trust REIT	18,276	118,349
DREAM Unlimited Corp., Class A (a)	18,102	269,557
First Capital Real Estate Investment Trust REIT (a)	147,659	1,523,583
FirstService Corp.	28,398	4,459,985
Granite Real Estate Investment Trust REIT (a)	48,180	2,441,248
H&R Real Estate Investment Trust REIT (a)	200,276	1,311,687
InterRent Real Estate Investment Trust REIT	106,524	949,866
Killam Apartment Real Estate Investment Trust REIT (a)	88,488	1,117,317
Mainstreet Equity Corp.*	3,614	378,499
Minto Apartment Real Estate Investment Trust REIT, 144A (a)	31,494	340,990

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Canada (Continued)
Morguard Corp.	3,571	$280,707
Morguard North American Residential Real Estate Investment Trust REIT	24,230	242,148
Nexus Industrial REIT REIT (a)	32,717	178,323
NorthWest Healthcare Properties Real Estate Investment Trust REIT (a)	164,716	535,751
Primaris Real Estate Investment Trust REIT (a)	54,986	541,404
RioCan Real Estate Investment Trust REIT	228,112	2,939,202
Slate Grocery REIT REIT	45,209	346,441
SmartCentres Real Estate Investment Trust REIT (a)	98,303	1,674,091
Tricon Residential, Inc.	206,490	1,628,040
True North Commercial Real Estate Investment Trust REIT	11,153	58,239

(Cost $47,109,213)		39,389,212

Chile — 0.3%
Cencosud Shopping SA	362,223	579,999
Parque Arauco SA	554,030	799,567
Plaza SA*	224,307	312,374

(Cost $1,740,060)		1,691,940

China — 0.8%
A-Living Smart City Services Co. Ltd., 144A*	643,071	312,878
China Resources Mixc Lifestyle Services Ltd., 144A	478,412	1,810,055
China Vanke Co. Ltd., Class H	1,676,488	1,693,596
Greattown Holdings Ltd., Class B*	97,300	21,698
Guangzhou R&F Properties Co. Ltd., Class H* (a)	1,220,486	185,957
Poly Property Services Co. Ltd., Class H	110,935	426,820
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	193,100	162,590
Shanghai Lingang Holdings Corp. Ltd., Class B	95,706	58,572
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	816,840	278,542
Shanghai Shibei Hi-Tech Co. Ltd., Class B	295,800	50,286
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	157,700	99,509
Shanxi Guoxin Energy Corp. Ltd., Class B*	68,300	18,441
Shenzhen Properties & Resources Development Group Ltd., Class B	15,300	7,581
Sino-Ocean Group Holding Ltd.* (a)	2,234,827	154,515

(Cost $11,117,248)		5,281,040

Denmark — 0.0%
Jeudan A/S
(Cost $284,472)	7,392	234,747

Egypt — 0.2%
Arab Developers Holding*	1,993,983	64,014
Egyptians Housing Development & Reconstruction*	2,227,878	23,937

	Number of Shares	Value
Egypt (Continued)
El Kahera Housing*	428,198	$20,648
Emaar Misr for Development SAE*	265,430	34,875
Heliopolis Housing	287,265	98,544
Madinet Masr For Housing & Development	889,644	115,164
Palm Hills Developments SAE*	743,811	68,845
Pioneers Properties*	108,580	8,750
Six of October Development & Investment*	55,509	44,030
Talaat Moustafa Group	653,636	470,660
Zahraa El Maadi Investment & Development Co. SAE	101,058	26,327

(Cost $734,118)		975,794

Finland — 0.3%
Citycon OYJ*	59,453	337,320
Kojamo OYJ	139,951	1,559,073

(Cost $2,814,629)		1,896,393

France — 2.8%
Altarea SCA REIT	3,747	280,461
ARGAN SA REIT	7,489	636,540
Carmila SA REIT*	42,880	665,302
Covivio SA REIT	39,609	1,937,004
Gecina SA REIT	36,115	4,003,557
ICADE REIT	24,415	886,553
Klepierre SA REIT	143,802	3,624,446
Mercialys SA REIT	70,530	697,600
Nexity SA (a)	29,095	439,994
Unibail-Rodamco-Westfield REIT*	76,872	4,896,626

(Cost $20,806,907)		18,068,083

Germany — 3.5%
BRANICKS Group AG	28,513	98,309
Deutsche EuroShop AG	10,975	224,169
Deutsche Wohnen SE	39,101	952,241
Hamborner REIT AG REIT	54,186	382,522
LEG Immobilien SE*	56,279	4,307,019
PATRIZIA SE	28,956	222,737
TAG Immobilien AG*	134,235	1,839,586
Vonovia SE	527,135	14,678,011

(Cost $32,377,262)		22,704,594

Greece — 0.1%
LAMDA Development SA*
(Cost $437,721)	61,476	442,705

Hong Kong — 11.7%
C&D International Investment Group Ltd.	661,596	1,351,942
Champion REIT	1,829,433	609,007
China Jinmao Holdings Group Ltd.	6,279,942	715,613
China Overseas Grand Oceans Group Ltd.	1,329,884	446,116
China Overseas Land & Investment Ltd.	2,822,350	5,218,075
China Overseas Property Holdings Ltd.	941,585	766,741
China Resources Land Ltd.	2,193,563	8,032,457
Chinese Estates Holdings Ltd.*	302,558	55,396
CK Asset Holdings Ltd.	1,642,152	7,789,935

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
ESR Group Ltd., 144A	2,140,118	$2,751,083
Far East Consortium International Ltd.	855,210	153,297
Fortune Real Estate Investment Trust REIT	1,106,412	672,888
GR Life Style Company Ltd.*	783,049	33,587
Great Eagle Holdings Ltd.	74,512	112,193
Hang Lung Group Ltd.	624,446	836,294
Hang Lung Properties Ltd.	1,365,773	1,825,624
Henderson Land Development Co. Ltd.	1,017,449	2,768,241
HKR International Ltd.	441,839	85,988
Hong Kong Ferry Holdings Co. Ltd.	139,508	83,237
Hongkong Land Holdings Ltd.	798,587	2,571,450
Hysan Development Co. Ltd.	452,126	848,644
Joy City Property Ltd.	2,384,196	75,095
K Wah International Holdings Ltd.	903,202	213,939
Kerry Properties Ltd.	437,475	737,125
Kowloon Development Co. Ltd.	251,649	201,376
Lai Sun Development Co. Ltd.*	78,672	8,864
Langham Hospitality Investments and Langham Hospitality Investments Ltd. (b)	628,986	54,762
Link REIT	1,959,458	9,684,017
New World Development Co. Ltd.	1,045,933	1,556,117
Poly Property Group Co. Ltd.	1,422,078	293,144
Prosperity REIT	1,108,740	191,644
Regal Real Estate Investment Trust REIT	731,409	58,061
Shandong Hi-Speed Holdings Group Ltd.* (a)	1,460,189	1,127,350
Shanghai Industrial Holdings Ltd.	293,635	353,025
Shenzhen Investment Ltd.	1,716,718	248,376
Shin Hwa World Ltd.*	803,681	4,939
Shun Tak Holdings Ltd.*	916,974	123,276
Sino Land Co. Ltd.	2,825,372	2,846,968
Sun Hung Kai Properties Ltd.	1,167,305	11,455,889
Sunlight Real Estate Investment Trust REIT	649,318	164,610
Swire Properties Ltd.	819,600	1,592,964
Touyun Biotech Group Ltd.*	760,136	45,256
Wang On Properties Ltd.	2,950,288	18,132
Wharf Holdings Ltd.	730,994	1,899,950
Wharf Real Estate Investment Co. Ltd.	1,187,932	3,749,219
Yuexiu Property Co. Ltd.	1,095,264	998,461

(Cost $108,799,384)		75,430,367

India — 2.9%
Brigade Enterprises Ltd.	115,566	1,131,149
DLF Ltd.	723,834	5,432,200
Godrej Properties Ltd.*	102,022	2,295,912
Indiabulls Real Estate Ltd.*	365,429	363,265
Macrotech Developers Ltd., 144A	197,978	2,093,169
Mahindra Lifespace Developers Ltd.	58,140	368,282
NESCO Ltd.	22,888	223,819
Nexus Select Trust REIT	641,378	1,010,977
Oberoi Realty Ltd.	88,193	1,481,468
Omaxe Ltd.*	52,815	49,462
Phoenix Mills Ltd.	73,563	2,091,542
Prestige Estates Projects Ltd.	129,281	1,554,744
Privi Speciality Chemicals Ltd.*	15,741	240,597

	Number of Shares	Value
India (Continued)
Sobha Ltd.	28,308	$307,966
Sunteck Realty Ltd.	53,892	321,987

(Cost $11,443,611)		18,966,539

Indonesia — 0.3%
PT Alam Sutera Realty Tbk*	10,850,530	117,530
PT Bumi Serpong Damai Tbk*	6,127,259	418,755
PT Ciputra Development Tbk	6,461,796	470,782
PT Jaya Real Property Tbk	2,834,930	132,516
PT Kawasan Industri Jababeka Tbk*	11,842,430	99,259
PT Lippo Karawaci Tbk*	24,386,786	138,365
PT Pakuwon Jati Tbk	11,682,110	310,318
PT PP Properti Tbk*	3,602,844	11,615
PT Puradelta Lestari Tbk	10,105,945	110,116
PT Summarecon Agung Tbk	8,084,358	320,560

(Cost $2,205,334)		2,129,816

Israel — 2.0%
Adgar Investment and Development Ltd.	67,241	82,875
AFI Properties Ltd.*	4,360	171,515
Africa Israel Residences Ltd.	4,443	231,569
Airport City Ltd.*	48,899	767,604
Alony Hetz Properties & Investments Ltd.	114,981	784,839
Alrov Properties and Lodgings Ltd.	2,040	72,636
Amot Investments Ltd.	167,254	853,314
Arad Investment & Industrial Development Ltd.	2,523	277,495
Aura Investments Ltd.	97,900	247,083
Azrieli Group Ltd.	28,013	1,627,027
Big Shopping Centers Ltd.*	9,077	813,837
Blue Square Real Estate Ltd.	3,737	235,814
Carasso Real Estate Ltd.	13,309	93,489
Duniec Brothers Ltd.*	2,516	123,432
Electra Real Estate Ltd.	17,810	182,638
G City Ltd.	64,314	203,437
Gav-Yam Lands Corp. Ltd.	14,538	107,627
Israel Canada T.R Ltd.	110,547	274,817
Isras Investment Co. Ltd.	1,197	226,055
Keystone INFRA Ltd. REIT	110,551	151,484
Kvutzat Acro Ltd.	23,368	233,485
Lahav L.R. Real Estate Ltd.	46,467	40,065
Megureit Israel Ltd. REIT*	85,828	76,538
Melisron Ltd.	19,369	1,349,136
Menivim- The New REIT Ltd. REIT	453,431	197,001
Mivne Real Estate KD Ltd.	468,781	1,237,000
Norstar Holdings, Inc.*	29,612	71,102
Prashkovsky Investments and Construction Ltd.	5,596	118,333
Property & Building Corp. Ltd.*	2,000	88,881
Rani Zim Shopping Centers Ltd.*	38,048	25,358
Reit 1 Ltd. REIT	143,203	625,247
REIT Azorim HF Living Ltd. REIT*	34,302	40,270
Sella Capital Real Estate Ltd. REIT	167,564	390,057
Summit Real Estate Holdings Ltd.*	30,053	381,301
Villar International Ltd.	3,169	131,896
Vitania Ltd.	17,472	90,736

(Cost $14,573,918)		12,624,993

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA REIT	43,461	$102,191
Risanamento SpA* (a)	442,764	16,522

(Cost $202,678)		118,713

Japan — 20.7%
Activia Properties, Inc. REIT (a)	385	1,058,630
Advance Logistics Investment Corp. REIT	525	457,047
Advance Residence Investment Corp. REIT	757	1,664,186
Aeon Mall Co. Ltd.	70,300	817,674
AEON REIT Investment Corp. REIT	1,337	1,300,508
Comforia Residential REIT, Inc. REIT	523	1,124,997
CRE Logistics REIT, Inc. REIT	478	531,237
Daito Trust Construction Co. Ltd.	50,200	5,534,955
Daiwa House REIT Investment Corp. REIT	1,614	2,880,057
Daiwa Office Investment Corp. REIT (a)	213	975,419
Daiwa Securities Living Investments Corp. REIT	1,435	1,060,950
ES-Con Japan Ltd.	38,600	238,908
ESCON Japan Reit Investment Corp. REIT	250	200,223
Frontier Real Estate Investment Corp. REIT	394	1,208,638
Fukuoka REIT Corp. REIT	392	441,227
Global One Real Estate Investment Corp. REIT	565	438,746
GLP J REIT	3,711	3,506,793
Goldcrest Co. Ltd.	10,900	147,978
Hankyu Hanshin REIT, Inc. REIT (a)	537	513,262
Health Care & Medical Investment Corp. REIT	258	249,911
Heiwa Real Estate Co. Ltd.	23,800	649,596
Heiwa Real Estate REIT, Inc. REIT (a)	502	459,775
Hoshino Resorts REIT, Inc. REIT	193	789,833
Hulic Co. Ltd.	521,000	5,173,525
Hulic Reit, Inc. REIT	652	684,041
Ichigo Office REIT Investment Corp. REIT	1,151	660,228
Ichigo, Inc.	173,800	412,648
Industrial & Infrastructure Fund Investment Corp. REIT	1,603	1,496,357
Invincible Investment Corp. REIT	5,074	2,059,323
Japan Excellent, Inc. REIT	657	627,069
Japan Hotel REIT Investment Corp. REIT	3,357	1,575,918
Japan Logistics Fund, Inc. REIT	515	1,005,022
Japan Metropolitan Fund Invest REIT	5,321	3,545,294
Japan Prime Realty Investment Corp. REIT	529	1,327,554
Japan Real Estate Investment Corp. REIT	790	3,072,682
Kabuki-Za Co. Ltd.	6,800	216,187
KDX Realty Investment Corp. REIT	3,129	3,587,550
Keihanshin Building Co. Ltd.	33,800	324,202
Ki-Star Real Estate Co. Ltd.	6,400	151,087
LaSalle Logiport REIT	1,397	1,489,277

	Number of Shares	Value
Japan (Continued)
Leopalace21 Corp.*	146,000	$466,141
LIFULL Co. Ltd.	51,300	68,014
Mirai Corp. REIT	1,338	400,038
Mirarth Holdings, Inc.	64,231	202,467
Mitsubishi Estate Co. Ltd.	1,004,300	13,562,992
Mitsubishi Estate Logistics REIT Investment Corp. REIT	390	1,010,383
Mitsui Fudosan Co. Ltd.	712,200	16,726,475
Mitsui Fudosan Logistics Park, Inc. REIT	466	1,472,060
Mori Hills REIT Investment Corp. REIT	846	804,597
Mori Trust Sogo Reit, Inc. REIT	1,892	943,216
Nippon Accommodations Fund, Inc. REIT	391	1,608,063
Nippon Building Fund, Inc. REIT	968	4,066,209
Nippon Kanzai Holdings Co. Ltd.	16,600	279,371
Nippon Prologis REIT, Inc. REIT (a)	1,830	3,470,978
NIPPON REIT Investment Corp. REIT	246	582,406
Nomura Real Estate Holdings, Inc.	89,300	2,177,003
Nomura Real Estate Master Fund, Inc. REIT	2,603	2,989,748
NTT UD REIT Investment Corp. REIT	743	640,799
One REIT, Inc. REIT	174	312,961
Open House Group Co. Ltd.	61,900	1,728,435
Orix JREIT, Inc. REIT	1,503	1,773,079
Pressance Corp.	17,700	180,071
Relo Group, Inc.	88,400	928,638
SAMTY Co. Ltd. (a)	22,000	348,524
Samty Residential Investment Corp. REIT	322	245,037
Sankei Real Estate, Inc. REIT	362	226,992
Sekisui House Reit, Inc. REIT	2,451	1,404,266
SOSiLA Logistics REIT, Inc. REIT	559	457,908
SRE Holdings Corp.*	6,800	127,596
Star Asia Investment Corp. REIT	1,772	691,612
Starts Corp., Inc.	25,700	484,847
Starts Proceed Investment Corp. REIT	175	243,024
Sumitomo Realty & Development Co. Ltd.	360,800	10,186,892
Sun Frontier Fudousan Co. Ltd.	19,600	206,825
Takara Leben Real Estate Investment Corp. REIT	501	343,975
TOC Co. Ltd.	38,000	154,226
Tokyo Tatemono Co. Ltd.	161,700	2,298,593
Tokyu Fudosan Holdings Corp.	455,400	2,815,542
Tokyu REIT, Inc. REIT	459	560,108
Tosei Corp.	25,900	315,527
Tosei Reit Investment Corp. REIT	291	264,751
United Urban Investment Corp. REIT (a)	1,629	1,597,761
XYMAX REIT Investment Corp. REIT	173	137,969

(Cost $151,157,325)		133,164,633

Luxembourg — 0.5%
ADLER Group SA, 144A*	60,188	22,906
Aroundtown SA* (a)	650,086	1,527,143
Grand City Properties SA*	57,947	574,724
Shurgard Self Storage Ltd. REIT	19,540	849,926

(Cost $5,889,827)		2,974,699

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Malaysia — 0.9%
AmFIRST Real Estate Investment Trust REIT	147,300	$10,432
Axis Real Estate Investment Trust REIT	1,023,084	404,008
Capitaland Malaysia Trust REIT	937,012	112,614
Eastern & Oriental Bhd*	558,077	65,874
Eco World Development Group Bhd	951,200	214,349
Eco World International Bhd	546,800	39,900
Ecofirst Consolidated Bhd*	482,900	36,791
IGB Bhd	200,000	100,869
IGB Commercial Real Estate Investment Trust REIT	459,500	48,322
IGB Real Estate Investment Trust REIT	1,075,600	397,045
IOI Properties Group Bhd	849,200	308,005
Iskandar Waterfront City Bhd*	358,600	43,098
KIP REIT	222,352	42,710
KLCCP Stapled Group (b)	123,100	185,198
KSL Holdings Bhd*	349,600	80,282
Lagenda Properties Bhd	226,500	57,846
Land & General Bhd	2,299,700	61,694
LBS Bina Group Bhd	904,100	108,659
Mah Sing Group Bhd	961,000	164,996
Malton Bhd*	97,400	7,943
Matrix Concepts Holdings Bhd	747,594	261,526
MKH Bhd	198,000	59,916
Mulpha International Bhd*	101,800	52,216
OSK Holdings Bhd	1,011,900	262,775
Paramount Corp. Bhd	202,240	41,017
Pavilion Real Estate Investment Trust REIT	557,400	145,944
Radium Development Bhd	808,208	67,647
Rapid Synergy Bhd*	61,740	371,010
Sentral REIT	319,800	56,623
Sime Darby Property Bhd	1,862,546	255,828
SP Setia Bhd Group	1,162,905	185,935
Sunway Bhd	1,361,861	578,707
Sunway Real Estate Investment Trust REIT	1,081,100	354,991
Symphony Life Bhd*	322,700	22,855
Tanco Holdings Bhd*	650,100	81,620
Titijaya Land Bhd*	434,971	23,338
Tropicana Corp. Bhd*	755,191	192,870
UEM Sunrise Bhd	921,900	140,476
UOA Development Bhd	243,300	90,856
YNH Property Bhd*	244,100	258,795
YTL Hospitality REIT	505,800	111,809

(Cost $5,768,498)		6,107,389

Mexico — 2.1%
CFE Capital S de RL de CV REIT	649,157	1,033,629
Concentradora Fibra Danhos SA de CV REIT (a)	939,153	1,043,954
Corp. Inmobiliaria Vesta SAB de CV (a)	639,507	2,412,025
FIBRA Macquarie Mexico REIT, 144A	593,342	1,036,295
Fibra MTY SAPI de CV REIT (a)	1,307,162	825,465
Fibra Uno Administracion SA de CV REIT	2,195,770	3,532,900
Mexico Infrastructure Partners F1 SAPI de CV REIT*	563,368	643,423

	Number of Shares	Value
Mexico (Continued)
Prologis Property Mexico SA de CV REIT	513,125	$2,208,876
TF Administradora Industrial S de RL de CV REIT (a)	586,979	1,050,862

(Cost $10,484,792)		13,787,429

Netherlands — 0.7%
Argo Properties NV*	10,802	176,268
CTP NV, 144A	82,522	1,325,386
Eurocommercial Properties NV REIT	32,560	761,682
NEPI Rockcastle NV*	325,503	1,992,525
NSI NV REIT	14,244	268,870

(Cost $4,856,387)		4,524,731

New Zealand — 0.7%
Argosy Property Ltd.	658,436	449,385
Goodman Property Trust REIT	793,117	1,050,769
Investore Property Ltd.	212,949	132,843
Kiwi Property Group Ltd.	1,176,089	606,554
Precinct Properties Group (b)	1,023,948	720,983
Property for Industry Ltd.	388,810	528,327
Stride Property Group (b)	415,315	333,475
Vital Healthcare Property Trust REIT	361,553	458,909

(Cost $5,577,146)		4,281,245

Norway — 0.2%
Entra ASA, 144A	59,714	571,169
KMC Properties ASA* (a)	58,823	31,543
Olav Thon Eiendomsselskap ASA	17,853	279,916
Selvaag Bolig ASA	31,084	80,025

(Cost $1,403,779)		962,653

Philippines — 2.2%
AREIT, Inc. REIT	723,340	389,110
Ayala Corp.	243,215	2,910,340
Ayala Land, Inc.	5,602,696	3,150,191
Belle Corp.	2,685,000	56,129
DDMP Reit, Inc. REIT	4,452,000	98,684
DoubleDragon Corp.	369,970	54,672
Filinvest Land, Inc.	5,923,000	59,774
Filinvest REIT Corp. REIT	1,011,200	50,842
Megaworld Corp.	9,139,600	339,297
MREIT, Inc. REIT	671,500	151,266
RL Commercial REIT, Inc. REIT	2,665,500	223,366
Robinsons Land Corp.	1,348,367	352,826
SM Prime Holdings, Inc.	11,024,857	6,417,424
Vista Land & Lifescapes, Inc.	2,009,900	60,127

(Cost $17,013,267)		14,314,048

Poland — 0.2%
Archicom SA	3,212	22,137
Atal SA	8,314	116,680
Cavatina Holding SA*	4,752	20,245
Develia SA	339,494	420,300
Dom Development SA	7,407	298,489
Echo Investment SA	111,967	113,082
Globe Trade Centre SA	132,086	164,518
Marvipol Development SA*	7,932	13,915
MLP Group SA*	5,429	106,668

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Poland (Continued)
Polski Holding Nieruchomosci SA	7,682	$22,525

(Cost $1,022,674)		1,298,559

Russia — 0.0%
LSR Group PJSC (c)	30,984	0
PIK Group PJSC* (c)	192,287	0

(Cost $2,472,023)		0

Singapore — 7.0%
AIMS APAC REIT	579,700	551,640
Bukit Sembawang Estates Ltd.	137,700	358,024
CapitaLand Ascendas REIT	2,740,069	5,830,808
CapitaLand Ascott Trust (b)	1,859,937	1,289,107
CapitaLand China Trust REIT	887,147	538,430
Capitaland India Trust	778,022	600,452
CapitaLand Integrated Commercial Trust REIT	3,906,392	5,327,164
CapitaLand Investment Ltd.	1,905,563	4,326,282
CDL Hospitality Trusts (b)	549,044	415,506
City Developments Ltd.	385,098	1,806,319
Cromwell European Real Estate Investment Trust REIT	236,819	333,327
Daiwa House Logistics Trust REIT	415,300	180,484
Digital Core REIT Management Pte Ltd. REIT	545,100	335,237
ESR-LOGOS REIT REIT	5,582,187	1,233,887
Far East Hospitality Trust (b)	815,500	394,124
First Real Estate Investment Trust REIT	920,700	165,569
Frasers Centrepoint Trust REIT	836,400	1,366,216
Frasers Hospitality Trust (b)	622,500	235,548
Frasers Logistics & Commercial Trust REIT	2,223,878	1,849,621
Frasers Property Ltd.	342,100	212,755
GuocoLand Ltd.	170,100	183,534
Ho Bee Land Ltd.	137,600	182,491
Hong Fok Corp. Ltd.	322,600	221,174
IREIT Global REIT	607,472	163,862
Keppel REIT	1,528,000	990,349
Keppel DC REIT	1,051,555	1,449,769
Keppel Pacific Oak US REIT	526,354	134,220
Lendlease Global Commercial REIT	1,377,951	624,652
Lippo Malls Indonesia Retail Trust REIT*	3,017,900	42,964
Manulife US Real Estate Investment Trust REIT	1,188,926	61,824
Mapletree Industrial Trust REIT	1,580,622	2,700,298
Mapletree Logistics Trust REIT	2,564,291	3,093,443
Mapletree Pan Asia Commercial Trust REIT	1,736,070	1,782,119
OUE Commercial Real Estate Investment Trust REIT	1,837,939	351,172
PARAGON REIT REIT	935,700	567,898
Parkway Life Real Estate Investment Trust REIT	294,000	748,988
Prime US REIT	467,700	57,527
Propnex Ltd.	161,500	101,043
Sabana Industrial Real Estate Investment Trust REIT	757,300	218,463

	Number of Shares	Value
Singapore (Continued)
Sasseur Real Estate Investment Trust REIT	386,100	$198,171
Singapore Land Group Ltd.	127,500	187,247
Starhill Global REIT	1,043,009	379,034
Suntec Real Estate Investment Trust REIT	1,339,200	1,153,964
Tuan Sing Holdings Ltd.	315,700	66,234
UOL Group Ltd.	359,517	1,589,353
Wing Tai Holdings Ltd.	259,000	254,226
Yanlord Land Group Ltd.*	401,000	162,251

(Cost $51,710,409)		45,016,770

South Africa — 0.7%
Attacq Ltd. REIT	362,655	165,539
Equites Property Fund Ltd. REIT (a)	511,422	317,109
Fortress Real Estate Investments Ltd.*	785,840	567,712
Fortress Real Estate Investments Ltd., Class B*	530,774	182,620
Growthpoint Properties Ltd. REIT	2,201,946	1,231,695
Hyprop Investments Ltd. REIT (a)	241,035	325,874
Redefine Properties Ltd. REIT (a)	4,456,055	815,964
Resilient REIT Ltd. REIT	211,931	447,459
SA Corporate Real Estate Ltd. REIT	1,572,137	172,562
Vukile Property Fund Ltd. REIT	616,152	431,144

(Cost $6,124,746)		4,657,678

South Korea — 0.5%
D&D Platform REIT Co. Ltd. REIT	41,029	98,426
E KOCREF CR-REIT Co. Ltd. REIT	15,427	60,385
ESR Kendall Square REIT Co. Ltd. REIT	109,890	295,135
Hanwha REIT Co. Ltd. REIT	18,624	73,044
JR Global REIT	148,849	492,644
KB Star Real Estate Investment Trust, Inc. REIT	55,326	157,382
Koramco Life Infra Reit REIT	59,902	246,545
Korea Asset In Trust Co. Ltd.	37,138	94,130
Korea Real Estate Investment & Trust Co. Ltd.	100,571	95,648
LOTTE Reit Co. Ltd. REIT	91,467	215,880
Mirae Asset Global REIT Co. Ltd. REIT	17,123	33,777
NH All-One REIT Co. Ltd. REIT	37,232	100,717
Seobu T&D	28,329	166,441
Shinhan Alpha REIT Co. Ltd. REIT	59,655	298,703
SK D&D Co. Ltd.	6,271	137,071
SK REITs Co. Ltd. REIT	143,211	447,344

(Cost $3,736,407)		3,013,272

Spain — 0.7%
Aedas Homes SA, 144A	7,077	133,122
Inmobiliaria Colonial Socimi SA REIT	217,551	1,433,715
Lar Espana Real Estate Socimi SA REIT	34,871	232,472
Merlin Properties Socimi SA REIT	253,180	2,558,027
Neinor Homes SA, 144A*	26,219	295,802

(Cost $4,968,866)		4,653,138

Sweden — 4.0%
Atrium Ljungberg AB, Class B	35,125	673,750
Castellum AB	327,419	4,004,136

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
Catena AB	25,396	$946,153
Cibus Nordic Real Estate AB	41,271	498,812
Corem Property Group AB, Class B	405,889	342,216
Corem Property Group AB, Class D	2,880	45,074
Dios Fastigheter AB	72,645	490,477
Eastnine AB	7,646	114,994
Fabege AB	187,498	1,680,152
Fastighets AB Balder, Class B*	501,999	2,963,461
Fastighets AB Trianon*	40,317	55,211
FastPartner AB, Class A	40,431	194,075
Heba Fastighets AB, Class B	75,971	209,886
Hemnet Group AB	69,440	1,578,475
Hufvudstaden AB, Class A	87,905	1,105,644
John Mattson Fastighetsforetagen AB* (a)	15,138	67,031
K-fast Holding AB* (a)	50,405	75,087
Klarabo Sverige AB, Class B*	66,127	94,910
Nivika Fastigheter AB, Class B*	17,597	48,363
NP3 Fastigheter AB	23,797	427,848
Nyfosa AB	112,313	745,977
Pandox AB	67,515	821,480
Platzer Fastigheter Holding AB, Class B	56,928	368,334
Sagax AB, Class A	4,885	110,950
Sagax AB, Class B	157,766	3,581,741
Sagax AB, Class D	83,456	214,238
Samhallsbyggnadsbolaget i Norden AB (a)	887,174	315,794
Samhallsbyggnadsbolaget i Norden AB, Class D	107,201	40,317
Stendorren Fastigheter AB*	10,178	151,327
Swedish Logistic Property AB, Class B*	64,685	171,916
Wallenstam AB, Class B	375,043	1,634,909
Wihlborgs Fastigheter AB	206,440	1,677,509

(Cost $32,001,984)		25,450,247

Switzerland — 2.4%
Allreal Holding AG	11,834	1,954,301
Fundamenta Real Estate AG*	17,861	348,162
Intershop Holding AG	898	632,023
Mobimo Holding AG	5,508	1,640,587
Peach Property Group AG*	8,002	102,147
PSP Swiss Property AG	34,604	4,600,336
Swiss Prime Site AG	58,107	5,880,531
Zug Estates Holding AG, Class B	217	394,296

(Cost $15,103,536)		15,552,383

Taiwan — 1.4%
Cathay No. 1 REIT	1,011,504	572,128
Cathay No. 2 REIT	216,000	113,808
Cathay Real Estate Development Co. Ltd.	483,017	248,157
Chong Hong Construction Co. Ltd.	191,790	459,216
Farglory Land Development Co. Ltd.	209,007	390,717
Highwealth Construction Corp.	1,325,043	1,736,892
Hong Pu Real Estate Development Co. Ltd.	161,515	149,158
Huaku Development Co. Ltd.	202,647	613,001

	Number of Shares	Value
Taiwan (Continued)
Huang Hsiang Construction Corp.	139,643	$177,683
Hung Sheng Construction Ltd.	397,433	258,891
KEE TAI Properties Co. Ltd.	323,692	173,554
Kindom Development Co. Ltd.	287,684	345,331
Kuo Yang Construction Co. Ltd.*	159,983	96,277
Millerful No1 REIT REIT	500,000	160,531
Prince Housing & Development Corp.	956,366	338,279
Radium Life Tech Co. Ltd.*	392,797	121,460
Ruentex Development Co. Ltd.*	1,474,013	1,689,170
Sakura Development Co. Ltd.	241,126	378,207
Shin Kong No.1 REIT (c)	927,959	657,948
Shining Building Business Co. Ltd.*	318,249	109,513
Sinyi Realty, Inc.	200,617	191,370
Taiwan Land Development Corp.* (c)	243,531	0

(Cost $8,710,022)		8,981,291

Thailand — 2.5%
AIM Industrial Growth Freehold & Leasehold REIT	325,600	99,964
Amata Corp. PCL, NVDR	625,400	444,460
Ananda Development PCL, NVDR*	1,729,100	35,882
AP Thailand PCL, NVDR	1,842,700	565,735
Asset World Corp. PCL, NVDR	6,557,100	689,681
Ba Airport Leasehold REIT REIT	450,000	126,643
Bangkok Land PCL, NVDR*	9,702,400	193,069
Central Pattana PCL, NVDR	2,521,000	4,855,312
CP Tower Growth Leasehold Property Fund	800	113
CPN Retail Growth Leasehold REIT	1,304,800	404,302
Digital Telecommunications Infrastructure Fund, Class F	6,009,500	1,426,461
Frasers Property Thailand Industrial Freehold & Leasehold REIT	1,304,800	370,919
Frasers Property Thailand PCL, NVDR	255,825	110,541
Grand Canal Land PCL, NVDR*	903,800	50,100
IMPACT Growth Real Estate Investment Trust REIT	365,932	130,031
Land & Houses PCL, NVDR	6,374,600	1,395,336
LH Hotel Leasehold Real Estate Investment Trust, Class F REIT	334,200	103,554
Lotus’s Retail Growth Freehold And Leasehold Property Fund	960,900	355,105
LPN Development PCL, NVDR	1,085,759	120,374
MBK PCL, NVDR	730,000	317,504
Noble Development PCL, NVDR	1,083,557	118,898
Nusasiri PCL, NVDR*	7,048,500	70,129
Origin Property PCL, NVDR	736,700	183,246
Platinum Group PCL, NVDR*	870,700	74,255
Property Perfect PCL, NVDR	6,674,206	58,816
Pruksa Holding PCL, NVDR	815,900	282,964
Quality Houses PCL, NVDR	6,145,200	377,333
Rabbit Holdings PCL*	5,390,400	78,150
Rabbit Holdings PCL, NVDR*	5,689,900	84,109
Sansiri PCL, NVDR	11,702,900	555,578
SC Asset Corp. PCL, NVDR	1,412,000	123,629
Singha Estate PCL, NVDR	2,436,300	60,254
Supalai PCL	57,300	28,668

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Thailand (Continued)
Supalai PCL, NVDR	915,165	$457,875
Univentures PCL, NVDR	488,800	29,180
WHA Corp. PCL, NVDR	7,751,496	1,101,769
WHA Industrial Leasehold REIT	528,000	85,555
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F REIT	1,761,800	490,815

(Cost $17,906,573)		16,056,309

Turkey — 0.4%
Akfen Gayrimenkul Yatirim Ortakligi AS REIT*	421,575	65,752
AKIS Gayrimenkul Yatirimi AS REIT*	272,639	109,048
Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	6,147	32,341
Alarko Gayrimenkul Yatirim Ortakligi AS REIT	62,225	88,813
Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	76,563	48,456
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,338,134	341,815
Gimat Magazacilik Sanayi Ve Ticaret AS	95,476	29,617
Halk Gayrimenkul Yatirim Ortakligi AS REIT	182,626	27,471
Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS*	490,774	31,809
Is Gayrimenkul Yatirim Ortakligi AS REIT*	302,320	217,949
Kiler Gayrimenkul Yatirim Ortakligi AS REIT*	381,253	48,892
Kiler Holding AS*	182,163	218,202
Kizilbuk Gayrimenkul Yatirim Ortakligi AS*	81,244	51,700
Kuyumcukent Gayrimenkul Yatirimlari AS REIT*	60,527	159,226
Marti Gayrimenkul Yatirim Ortakligi AS REIT*	122,792	40,431
Nurol Gayrimenkul Yatirim Ortakligi AS REIT*	88,135	23,002
Ozak Gayrimenkul Yatirim Ortakligi REIT*	302,330	97,242
Ozderici Gayrimenkul Yatirim Ortakligi AS REIT*	96,803	20,500
Panora Gayrimenkul Yatirim Ortakligi	50,510	62,814
Peker Gayrimenkul Yatirim Ortakligi AS*	298,206	323,301
Reysas Gayrimenkul Yatirim Ortakligi AS REIT*	94,886	88,138
Servet Gayrimenkul Yatirim Ortakligi AS*	8,448	108,996
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT*	509,687	56,353
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	114,248	133,603
Vakif Gayrimenkul Yatirim Ortakligi AS REIT*	1,141,523	79,921
Yeni Gimat Gayrimenkul Ortakligi AS	148,647	201,033
Yesil Gayrimenkul Yatirim Ortakligi AS REIT*	95,203	9,437

	Number of Shares	Value
Turkey (Continued)
Ziraat Gayrimenkul Yatirim Ortakligi AS	679,619	$119,897

(Cost $2,214,005)		2,835,759

United Kingdom — 7.2%
Assura PLC REIT	2,242,478	1,254,779
Big Yellow Group PLC REIT	140,756	1,929,800
British Land Co. PLC REIT	665,313	2,961,364
CLS Holdings PLC REIT	117,667	142,108
Derwent London PLC REIT	77,603	2,068,968
Empiric Student Property PLC REIT	458,714	530,188
Grainger PLC	509,526	1,638,389
Great Portland Estates PLC REIT	156,389	757,079
Hammerson PLC REIT	3,099,892	1,063,488
Helical PLC REIT	85,273	230,476
Henry Boot PLC	81,280	189,330
Land Securities Group PLC REIT	572,699	4,525,505
LondonMetric Property PLC REIT	773,565	1,762,732
LXI REIT PLC REIT	1,205,116	1,436,369
Picton Property Income Ltd. REIT	421,193	340,721
Primary Health Properties PLC REIT	1,002,042	1,237,457
Rightmove PLC	632,518	4,360,813
Safestore Holdings PLC REIT	164,298	1,592,188
Savills PLC	108,449	1,089,405
Segro PLC REIT	866,374	8,908,104
Shaftesbury Capital PLC REIT	1,125,701	1,722,924
Tritax Big Box REIT PLC REIT	1,436,353	2,783,898
UK Commercial Property REIT Ltd. REIT	558,249	407,068
UNITE Group PLC REIT, Series 6	249,540	3,067,441
Workspace Group PLC REIT	103,576	692,325

(Cost $55,053,387)		46,692,919

United States — 0.0%
United Hampshire US REIT
(Cost $164,780)	376,100	157,962

Virgin Islands — 0.0%
SF Real Estate Investment Trust REIT
(Cost $160,930)	422,606	140,142

TOTAL COMMON STOCKS (Cost $753,889,837)		641,557,546

RIGHTS — 0.0%
Belgium — 0.0%
Atenor*, expires 12/4/23 (c)
(Cost $0)	4	0

Israel — 0.0%
REIT Azorim HF Living Ltd.*, expires 12/21/23
(Cost $0)	1,270	1,269

Singapore — 0.0%
Frasers Property Ltd.*, expires 1/5/24 (c)
(Cost $0)	93,684	0

Sweden — 0.0%
John Mattson Fastighetsforetagen AB* (a), expires 12/14/23	15,113	18,749

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
Nivika Fastigheter AB*, expires 12/14/23 (c)	17,568	$0

(Cost $58,910)		18,749

Thailand — 0.0%
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust*, expires 12/29/23
(Cost $0)	105,182	598

TOTAL RIGHTS (Cost $58,910)		20,616

WARRANTS — 0.0%
Malaysia — 0.0%
Eco World Development Group Bhd*, expires 4/12/29	106,640	4,807
Paramount Corp. Bhd*, expires 7/28/24	7,840	42

(Cost $0)		4,849

Thailand — 0.0%
Nusasiri PCL, NVDR* (c), expires 12/31/23
(Cost $0)	1,291,580	0

TOTAL WARRANTS (Cost $0)		4,849

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 0.0%
Vanguard Global ex-U.S. Real Estate ETF
(Cost $23,770)	500	$20,450

SECURITIES LENDING COLLATERAL — 4.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (d)(e) (Cost $30,264,718)	30,264,718	30,264,718

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.31% (d) (Cost $349,411)	349,411	349,411

TOTAL INVESTMENTS — 104.3%
(Cost $784,586,646)		$672,217,590
Other assets and liabilities, net — (4.3%)		(27,699,705)

NET ASSETS — 100.0%		$644,517,885

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
SECURITIES LENDING COLLATERAL — 4.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (d)(e)
13,660,219	16,604,499	(f)	—	—	—	119,062	—	30,264,718	30,264,718

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.31% (d)
44,853	22,530,354		(22,225,796)	—	—	19,269	—	349,411	349,411

13,705,072	39,134,853		(22,225,796)	—	—	138,331	—	30,614,129	30,614,129

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $28,496,141, which is 4.4% of net assets.

(b)	Stapled Security—A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

CVA:	Credit Valuation Adjustment
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2023 (Unaudited)

SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
CAC40 10 EURO Futures	EUR	5	$387,620	$399,070	12/15/2023	$11,450
EURO STOXX 50 Futures	EUR	15	696,515	718,653	12/15/2023	22,138
MINI S&P/TSX 60 Futures	CAD	7	313,199	314,906	12/14/2023	1,707
S&P 500 E-Mini Futures	USD	4	877,676	915,350	12/15/2023	37,674
SPI 200 Futures	AUD	9	1,073,934	1,058,328	12/21/2023	(15,606)
TOPIX Index Futures	JPY	6	952,584	964,318	12/07/2023	11,734

Total net unrealized appreciation						$69,097

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$640,899,598	$—	$657,948	$641,557,546
Rights (a)	18,749	1,867	0	20,616
Warrants (a)	4,849	—	0	4,849
Exchange-Traded Funds	20,450	—	—	20,450
Short-Term Investments (a)	30,614,129	—	—	30,614,129
Derivatives (b)
Futures Contracts	84,703	—	—	84,703

TOTAL	$671,642,478	$1,867	$657,948	$672,302,293

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(15,606)	$—	$—	$(15,606)

TOTAL	$(15,606)	$—	$—	$(15,606)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended November 30, 2023, the amount of transfers from Level 3 to Level 1 was $410,949. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Semiconductor Select Equity ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.8%
Electronic Components — 0.9%
Kyocera Corp.
(Cost $47,076)	871	$48,253

Electronic Manufacturing Services — 2.4%
Fabrinet*	94	15,219
TE Connectivity Ltd.	821	107,551

(Cost $131,446)		122,770

Industrial Machinery & Supplies — 0.6%
VAT Group AG, 144A
(Cost $28,731)	71	33,191

Materials — 0.3%
JSR Corp.
(Cost $14,934)	527	14,505

Semiconductor Materials & Equipment — 28.7%
Advantest Corp.	1,900	60,161
Applied Materials, Inc.	1,482	221,974
ASM International NV	120	61,630
ASML Holding NV	352	239,274
BE Semiconductor Industries NV	204	28,591
Disco Corp.	230	49,925
Enphase Energy, Inc.*	355	35,862
Entegris, Inc.	396	41,342
KLA Corp.	358	194,974
Lam Research Corp.	326	233,390
Lasertec Corp.	205	45,816
MKS Instruments, Inc.	164	13,538
Onto Innovation, Inc.*	127	17,908
Teradyne, Inc.	405	37,353
Tokyo Electron Ltd.	1,183	192,252

(Cost $1,385,564)		1,473,990

Semiconductors — 66.9%
Advanced Micro Devices, Inc.*	1,983	240,260
Alchip Technologies Ltd.	188	18,716
Analog Devices, Inc.	1,189	218,039
ASE Technology Holding Co. Ltd.	9,662	39,588
Broadcom, Inc.	250	231,433
First Solar, Inc.*	270	42,601
Infineon Technologies AG	3,418	132,579

	Number of Shares	Value
Semiconductors (Continued)
Intel Corp.	5,730	$256,131
Lattice Semiconductor Corp.*	360	21,078
Marvell Technology, Inc.	2,238	124,724
MediaTek, Inc.	3,932	118,942
Microchip Technology, Inc.	1,396	116,482
Micron Technology, Inc.	2,850	216,942
Monolithic Power Systems, Inc.	120	65,846
Novatek Microelectronics Corp.	1,488	24,340
NVIDIA Corp.	468	218,884
NXP Semiconductors NV	678	138,366
ON Semiconductor Corp.*	1,124	80,175
Qorvo, Inc.*	256	24,704
QUALCOMM, Inc.	1,874	241,840
Rambus, Inc.*	289	19,557
Realtek Semiconductor Corp.	1,196	17,209
Renesas Electronics Corp.*	3,157	55,597
Rohm Co. Ltd.	940	17,966
SK Hynix, Inc.	1,410	146,339
Skyworks Solutions, Inc.	414	40,129
STMicroelectronics NV	1,700	80,603
Taiwan Semiconductor Manufacturing Co. Ltd.	12,829	236,950
Texas Instruments, Inc.	1,303	198,981
United Microelectronics Corp.	30,000	46,959

(Cost $3,376,279)		3,431,960

TOTAL COMMON STOCKS (Cost $4,984,030)		5,124,669

EXCHANGE-TRADED FUNDS — 0.1%
Invesco PHLX Semiconductor ETF
(Cost $3,755)	135	3,968

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.31% (a) (Cost $534)	534	534

TOTAL INVESTMENTS — 99.9%
(Cost $4,988,319)		$5,129,171
Other assets and liabilities, net — 0.1%		6,937

NET ASSETS — 100.0%		$5,136,108

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 7/13/2023 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.31% (a)
—	267,491	(266,957)	—	—	53	—	534	534

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Semiconductor Select Equity ETF (Continued)

November 30, 2023 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$5,124,669	$—	$—	$5,124,669
Exchange-Traded Funds	3,968	—	—	3,968
Short-Term Investments (a)	534	—	—	534

TOTAL	$5,129,171	$—	$—	$5,129,171

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers US Green Infrastructure Select Equity ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.9%
Consumer Discretionary — 7.9%
Fisker, Inc.*	14,600	$23,068
Lucid Group, Inc.*	16,683	70,402
QuantumScape Corp.*	14,226	90,193
Rivian Automotive, Inc., Class A*	3,932	65,900
Tesla, Inc.*	356	85,469

(Cost $547,441)		335,032

Energy — 4.6%
Enviva, Inc.	13,028	15,894
Gevo, Inc.*	87,700	99,101
Green Plains, Inc.*	3,245	80,736

(Cost $337,923)		195,731

Industrials — 56.1%
A O Smith Corp.	1,402	105,655
Array Technologies, Inc.*	4,574	70,760
AZZ, Inc.	2,109	103,699
Bloom Energy Corp., Class A*	8,151	117,700
Carrier Global Corp.	1,703	88,488
Casella Waste Systems, Inc., Class A*	1,236	99,968
ChargePoint Holdings, Inc.*	21,081	39,211
Chart Industries, Inc.*	603	78,408
Clean Harbors, Inc.*	571	92,308
EnerSys	997	88,215
Fluence Energy, Inc.*	4,396	110,252
FuelCell Energy, Inc.*	74,803	91,260
Graco, Inc.	1,249	100,894
IDEX Corp.	446	89,949
Ingersoll Rand, Inc.	1,468	104,859
Lennox International, Inc.	250	101,665
Microvast Holdings, Inc.*	53,308	62,370
Montrose Environmental Group, Inc.*	3,347	104,661
Parker-Hannifin Corp.	242	104,830
Plug Power, Inc.*	14,205	57,388
Republic Services, Inc.	649	105,034
Shoals Technologies Group, Inc., Class A*	5,581	77,297

	Number of Shares	Value
Industrials (Continued)
Stem, Inc.*	24,868	$71,371
Sunrun, Inc.*	8,818	113,752
Waste Management, Inc.	601	102,765
Xylem, Inc.	1,017	106,917

(Cost $2,852,086)		2,389,676

Information Technology — 6.7%
Enphase Energy, Inc.*	792	80,008
First Solar, Inc.*	611	96,403
Itron, Inc.*	1,590	107,134

(Cost $360,157)		283,545

Materials — 9.7%
Ecolab, Inc.	548	105,068
Reliance Steel & Aluminum Co.	359	98,818
Ryerson Holding Corp.	3,266	101,148
Worthington Industries, Inc.	1,518	108,841

(Cost $417,104)		413,875

Utilities — 14.9%
Altus Power, Inc.*	20,974	104,870
Brookfield Renewable Corp., Class A	4,120	109,345
Clearway Energy, Inc., Class C	4,821	120,380
NextEra Energy Partners LP	4,148	97,644
Ormat Technologies, Inc.	1,350	90,882
Sunnova Energy International, Inc.*	9,664	112,102

(Cost $816,090)		635,223

TOTAL COMMON STOCKS (Cost $5,330,801)		4,253,082

TOTAL INVESTMENTS — 99.9%
(Cost $5,330,801)		$4,253,082
Other assets and liabilities, net — 0.1%		6,129

NET ASSETS — 100.0%		$4,259,211

*	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,253,082	$—	$—	$4,253,082

TOTAL	$4,253,082	$—	$—	$4,253,082

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers US National Critical Technologies ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.9%
Communication Services — 11.9%
Alphabet, Inc., Class A*	1,882	$249,421
AT&T, Inc.	2,835	46,976
Auto Trader Group PLC, 144A	387	3,551
BCE, Inc.	354	13,950
BT Group PLC	2,420	3,765
CAR Group Ltd.	161	2,966
Charter Communications, Inc., Class A*	41	16,405
Chorus Ltd.	668	3,163
Comcast Corp., Class A	1,569	65,725
Liberty Broadband Corp., Class A*	39	3,235
Liberty Global Ltd., Class A*	185	2,960
Match Group, Inc.*	123	3,983
Pinterest, Inc., Class A*	238	8,109
Quebecor, Inc., Class B	141	3,131
Rightmove PLC	485	3,344
ROBLOX Corp., Class A*	193	7,587
Rogers Communications, Inc., Class B	144	6,206
Snap, Inc., Class A*	439	6,071
Spark New Zealand Ltd.	990	3,171
Take-Two Interactive Software, Inc.*	64	10,125
Telstra Group Ltd.	4,475	11,335
TELUS Corp.	563	10,082
T-Mobile US, Inc.	185	27,833
TPG Telecom Ltd.	875	2,738
Trade Desk, Inc., Class A*	181	12,753
Verizon Communications, Inc.	1,658	63,551
Vodafone Group PLC	8,078	7,294
Warner Bros Discovery, Inc.*	703	7,346

(Cost $603,327)		606,776

Consumer Discretionary — 6.5%
Amazon.com, Inc.*	1,925	281,223
Dowlais Group PLC	2,598	3,360
Expedia Group, Inc.*	55	7,490
Lucid Group, Inc.*	817	3,448
MercadoLibre, Inc.*	18	29,168
Mobileye Global, Inc., Class A*	78	3,202
Rivian Automotive, Inc., Class A*	257	4,307

(Cost $323,392)		332,198

Consumer Staples — 0.5%
Haleon PLC	2,045	8,545
Kenvue, Inc.	672	13,736
WK Kellogg Co.	272	3,046

(Cost $24,357)		25,327

Energy — 6.9%
Ampol Ltd.	141	3,200
Chevron Corp.	730	104,828
Exxon Mobil Corp.	1,541	158,322
Imperial Oil Ltd.	73	4,116
Marathon Petroleum Corp.	159	23,721
Phillips 66	177	22,814
Suncor Energy, Inc.	504	16,631
Valero Energy Corp.	135	16,924

(Cost $351,556)		350,556

	Number of Shares	Value
Financials — 2.0%
Block, Inc.*	218	$13,828
Fidelity National Information Services, Inc.	229	13,428
Fiserv, Inc.*	236	30,824
Global Payments, Inc.	100	11,644
Nuvei Corp., 144A	204	4,189
PayPal Holdings, Inc.*	415	23,908
Wise PLC, Class A*	361	3,568

(Cost $97,260)		101,389

Health Care — 17.9%
Abbott Laboratories	669	69,770
AbbVie, Inc.	688	97,964
Agilent Technologies, Inc.	113	14,441
Alnylam Pharmaceuticals, Inc.*	48	8,076
Amgen, Inc.	207	55,816
Astellas Pharma, Inc.	700	8,511
Avantor, Inc.*	255	5,401
Biogen, Inc.*	56	13,109
BioMarin Pharmaceutical, Inc.*	72	6,558
Boston Scientific Corp.*	566	31,634
Bristol-Myers Squibb Co.	789	38,961
Catalent, Inc.*	72	2,797
CSL Ltd.	187	32,514
Danaher Corp.	261	58,284
Dexcom, Inc.*	148	17,097
Fortrea Holdings, Inc.*	102	3,003
GE HealthCare Technologies, Inc.	152	10,406
Gilead Sciences, Inc.	490	37,534
GSK PLC	1,563	28,085
Hikma Pharmaceuticals PLC	122	2,662
ICON PLC*	32	8,542
IDEXX Laboratories, Inc.*	32	14,906
Illumina, Inc.*	67	6,831
Incyte Corp.*	86	4,673
IQVIA Holdings, Inc.*	70	14,987
Laboratory Corp. of America Holdings	34	7,375
Lonza Group AG	29	11,286
Medtronic PLC	516	40,903
Mettler-Toledo International, Inc.*	9	9,827
Moderna, Inc.*	135	10,490
Ono Pharmaceutical Co. Ltd.	200	3,681
Pfizer, Inc.	2,190	66,729
Quest Diagnostics, Inc.	43	5,901
Regeneron Pharmaceuticals, Inc.*	41	33,776
ResMed, Inc.	57	8,991
Royalty Pharma PLC, Class A	148	4,006
Seagen, Inc.*	72	15,351
Takeda Pharmaceutical Co. Ltd.	600	16,904
Veeva Systems, Inc., Class A*	56	9,761
Vertex Pharmaceuticals, Inc.*	100	35,481
Waters Corp.*	23	6,454
Zoetis, Inc.	179	31,624

(Cost $887,204)		911,102

Industrials — 11.7%
AMETEK, Inc.	89	13,816
Atlas Arteria Ltd. (a)	829	3,188
Auckland International Airport Ltd.	651	3,185

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Automatic Data Processing, Inc.	162	$37,247
BAE Systems PLC	1,166	15,499
Boeing Co.*	237	54,896
Broadridge Financial Solutions, Inc.	45	8,722
CAE, Inc.*	137	2,726
Carrier Global Corp.	324	16,835
Dover Corp.	54	7,623
Emerson Electric Co.	221	19,647
Expeditors International of Washington, Inc.	57	6,859
Experian PLC	356	13,083
Fortive Corp.	136	9,381
General Dynamics Corp.	105	25,932
Honeywell International, Inc.	260	50,939
Illinois Tool Works, Inc.	116	28,096
Infratil Ltd.	493	2,969
Ingersoll Rand, Inc.	157	11,215
Johnson Controls International PLC	272	14,362
L3Harris Technologies, Inc.	73	13,929
Leidos Holdings, Inc.	53	5,688
Lockheed Martin Corp.	98	43,881
Mainfreight Ltd.	82	3,419
Melrose Industries PLC	508	3,335
Northrop Grumman Corp.	59	28,034
PACCAR, Inc.	199	18,272
Paycom Software, Inc.	20	3,633
Rockwell Automation, Inc.	44	12,119
Rolls-Royce Holdings PLC*	3,225	10,974
RTX Corp.	566	46,118
Smiths Group PLC	149	3,109
SS&C Technologies Holdings, Inc.	84	4,726
TELUS International CDA, Inc.*	462	3,401
Textron, Inc.	76	5,826
Thomson Reuters Corp.	59	8,250
TransDigm Group, Inc.	21	20,220
Transurban Group (a)	1,194	10,260
Veralto Corp.*	90	6,953

(Cost $584,853)		598,367

Information Technology — 34.7%
Adobe, Inc.*	176	107,538
Akamai Technologies, Inc.*	58	6,701
Amdocs Ltd.	47	3,937
Analog Devices, Inc.	193	35,392
ANSYS, Inc.*	34	9,974
Applied Materials, Inc.	323	48,379
Arista Networks, Inc.*	98	21,532
Atlassian Corp., Class A*	60	11,457
Autodesk, Inc.*	83	18,130
Capgemini SE	67	13,743
CGI, Inc.*	80	8,141
Check Point Software Technologies Ltd.*	37	5,402
Cisco Systems, Inc.	1,579	76,392
Cloudflare, Inc., Class A*	112	8,641
Cognizant Technology Solutions Corp., Class A	196	13,794
Constellation Software, Inc.	8	18,806

	Number of Shares	Value
Information Technology (Continued)
Crowdstrike Holdings, Inc., Class A*	85	$20,144
CyberArk Software Ltd.*	18	3,587
Datadog, Inc., Class A*	103	12,007
Dell Technologies, Inc., Class C	95	7,208
DocuSign, Inc.*	78	3,362
EPAM Systems, Inc.*	22	5,680
Fair Isaac Corp.*	10	10,876
Fortinet, Inc.*	253	13,298
Gen Digital, Inc.	225	4,968
Halma PLC	143	3,858
Hewlett Packard Enterprise Co.	496	8,387
HubSpot, Inc.*	19	9,385
International Business Machines Corp.	353	55,972
Intuit, Inc.	106	60,575
Keysight Technologies, Inc.*	72	9,784
Lam Research Corp.	51	36,512
Microchip Technology, Inc.	207	17,272
Micron Technology, Inc.	424	32,275
Microsoft Corp.	705	267,131
Monday.com Ltd.*	23	4,136
MongoDB, Inc.*	27	11,225
Motorola Solutions, Inc.	65	20,987
Nice Ltd.*	25	4,811
NVIDIA Corp.	572	267,524
Okta, Inc.*	59	3,956
Open Text Corp.	103	4,124
Oracle Corp.	616	71,585
Palantir Technologies, Inc., Class A*	701	14,055
Palo Alto Networks, Inc.*	118	34,821
Roper Technologies, Inc.	41	22,068
Sage Group PLC	396	5,667
Salesforce, Inc.*	365	91,943
ServiceNow, Inc.*	79	54,173
Shopify, Inc., Class A*	450	32,808
Snowflake, Inc., Class A*	116	21,771
Splunk, Inc.*	60	9,092
Synopsys, Inc.*	59	32,051
Teradyne, Inc.	60	5,534
Trimble, Inc.*	96	4,454
Twilio, Inc., Class A*	67	4,334
Unity Software, Inc.*	109	3,217
VeriSign, Inc.*	39	8,276
WiseTech Global Ltd.	76	3,366
Wix.com Ltd.*	36	3,654
Workday, Inc., Class A*	79	21,387
Xero Ltd.*	50	3,416
Zebra Technologies Corp., Class A*	20	4,740
Zoom Video Communications, Inc., Class A*	86	5,833
Zscaler, Inc.*	34	6,716

(Cost $1,733,624)		1,771,964

Materials — 3.0%
Allkem Ltd.*	445	2,537
Antofagasta PLC	173	3,085
BHP Group Ltd.	1,966	60,355
Croda International PLC	55	3,122

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Dow, Inc.	283	$14,645
DuPont de Nemours, Inc.	178	12,734
Eastman Chemical Co.	46	3,856
First Quantum Minerals Ltd.	216	1,770
Freeport-McMoRan, Inc.	565	21,086
Fresnillo PLC	438	3,232
IGO Ltd.	417	2,372
Lundin Mining Corp.	450	3,120
Lynas Rare Earths Ltd.*	631	2,770
Northern Star Resources Ltd.	443	3,739
Orica Ltd.	306	3,169
Pilbara Minerals Ltd.	1,162	2,804
South32 Ltd.	1,752	3,578
Teck Resources Ltd., Class B	196	7,390

(Cost $154,213)		155,364

Real Estate — 0.3%
CoStar Group, Inc.* (Cost $12,916)	157	13,037

Utilities — 4.5%
Algonquin Power & Utilities Corp.	558	3,445
American Electric Power Co., Inc.	200	15,910
Avangrid, Inc.	96	2,963
Constellation Energy Corp.	125	15,130
Dominion Energy, Inc.	324	14,690
Edison International	149	9,981
Emera, Inc.	106	3,728
Entergy Corp.	82	8,316

	Number of Shares	Value
Utilities (Continued)
Exelon Corp.	385	$14,826
FirstEnergy Corp.	222	8,201
Fortis, Inc.	189	7,578
Hydro One Ltd., 144A	123	3,422
Mercury NZ Ltd.	809	3,113
Meridian Energy Ltd.	996	3,208
National Grid PLC	1,448	18,835
NextEra Energy, Inc.	803	46,984
Northland Power, Inc.	192	3,124
PPL Corp.	286	7,470
Southern Co.	422	29,954
SSE PLC	413	9,581

(Cost $226,791)		230,459

TOTAL COMMON STOCKS (Cost $4,999,493)		5,096,539

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b) (Cost $388)	388	388

TOTAL INVESTMENTS — 99.9%
(Cost $4,999,881)		$5,096,927
Other assets and liabilities, net — 0.1%		6,427

NET ASSETS — 100.0%		$5,103,354

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 11/16/2023 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
—	4,995,790	(4,995,402)	—	—	728	—	388	388

*	Non-income producing security.
(a)	Stapled Security—A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

November 30, 2023 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$5,096,539	$—	$—	$5,096,539
Short-Term Investments (a)	388	—	—	388

TOTAL	$5,096,927	$—	$—	$5,096,927

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	25

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2023 (Unaudited)

	Xtrackers Cybersecurity Select Equity ETF	Xtrackers International Real Estate ETF	Xtrackers Semiconductor Select Equity ETF	Xtrackers US Green Infrastructure Select Equity ETF
Assets
Investment in non-affiliated securities at value	$5,527,196	$641,603,461	$5,128,637	$4,253,082
Investment in DWS Government Money Market Series	31,528	349,411	534	—
Investment in DWS Government & Agency Securities Portfolio*	—	30,264,718	—	—
Cash	—	—	—	1,467
Foreign currency at value	677	880,925	856	—
Deposit with broker for futures contracts	—	276,114	—	—
Receivables:
Investment securities sold	—	62,307	—	—
Variation margin on futures contracts	—	20,728	—	—
Dividends	3,351	2,414,371	6,677	5,845
Interest	78	1,791	5	—
Securities lending income	—	29,708	—	—
Foreign tax reclaim	—	411,779	—	—

Total assets	$5,562,830	$676,315,313	$5,136,709	$4,260,394

Liabilities
Payable upon return of securities loaned	$—	$30,264,718	$—	$—
Payables:
Investment securities purchased	24,066	441,141	—	—
Investment advisory fees	848	51,171	601	1,183
Deferred foreign tax	—	1,040,398	—	—

Total liabilities	24,914	31,797,428	601	1,183

Net Assets, at value	$5,537,916	$644,517,885	$5,136,108	$4,259,211

Net Assets Consist of
Paid-in capital	$5,023,665	$795,843,896	$5,000,025	$5,638,690
Distributable earnings (loss)	514,251	(151,326,011)	136,083	(1,379,479)

Net Assets, at value	$5,537,916	$644,517,885	$5,136,108	$4,259,211

Number of Common Shares outstanding	200,001	31,450,001	200,001	225,001

Net Asset Value	$27.69	$20.49	$25.68	$18.93

Investment in non-affiliated securities at cost	$5,019,526	$753,972,517	$4,987,785	$5,330,801

Value of securities loaned	$—	$28,496,141	$—	$—

Investment in DWS Government Money Market Series at cost	$31,528	$349,411	$534	$—

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$30,264,718	$—	$—

Foreign currency at cost	$675	$873,372	$844	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	26

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2023 (Unaudited)

Xtrackers US National Critical Technologies ETF
Assets
Investment in non-affiliated securities at value	$5,096,539
Investment in DWS Government Money Market Series	388
Foreign currency at value	358
Receivables:
Dividends	6,031
Interest	728

Total assets	$5,104,044

Liabilities
Payables:
Investment advisory fees	$690

Total liabilities	690

Net Assets, at value	$5,103,354

Net Assets Consist of
Paid-in capital	$5,000,025
Distributable earnings (loss)	103,329

Net Assets, at value	$5,103,354

Number of Common Shares outstanding	200,001

Net Asset Value	$25.52

Investment in non-affiliated securities at cost	$4,999,493

Investment in DWS Government Money Market Series at cost	$388

Foreign currency at cost	$353

See Notes to Financial Statements.	27

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2023 (Unaudited)

	Xtrackers Cybersecurity Select Equity ETF(1)	Xtrackers International Real Estate ETF	Xtrackers Semiconductor Select Equity ETF(1)	Xtrackers US Green Infrastructure Select Equity ETF(1)
Investment Income
Unaffiliated dividend income*	$8,909	$11,923,148	$21,374	$21,360
Income distributions from affiliated funds	832	19,269	53	—
Affiliated securities lending income	—	119,062	—	—

Total investment income	9,741	12,061,479	21,427	21,360

Expenses
Investment advisory fees	3,935	361,130	2,777	6,317
Other expenses	—	403	—	—

Total expenses	3,935	361,533	2,777	6,317

Less fees waived (see note 3):
Waiver	(34)	(60,635)	(2)	—

Net expenses	3,901	300,898	2,775	6,317

Net investment income (loss)	5,840	11,760,581	18,652	15,043

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(11,397)	(10,188,799)	(16,955)	(348,807)
In-kind redemptions	14,098	385,016	—	37,692
Futures contracts	—	161,192	—	—
Foreign currency transactions	(2,005)	(111,356)	(2,791)	—

Net realized gain (loss)	696	(9,753,947)	(19,746)	(311,115)

Net change in unrealized appreciation (depreciation) on:
Investments***	507,670	20,886,013	140,852	(1,077,719)
Futures contracts	—	(13,741)	—	—
Foreign currency translations	45	88,330	35	—

Net change in unrealized appreciation (depreciation)	507,715	20,960,602	140,887	(1,077,719)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	508,411	11,206,655	121,141	(1,388,834)

Net Increase (Decrease) in Net Assets Resulting from Operations	$514,251	$22,967,236	$139,793	$(1,373,791)

* Unaffiliated foreign tax withheld	$287	$1,036,591	$984	$383
** Including foreign taxes	$—	$11,035	$—	$—
*** Including change in deferred foreign taxes	$—	$718,875	$—	$—

(1)	For the period July 13, 2023 (commencement of operations) through November 30, 2023.

See Notes to Financial Statements.	28

DBX ETF Trust

Statements of Operations (Continued)

For the Period Ended November 30, 2023 (Unaudited)

Xtrackers US National Critical Technologies ETF(1)
Investment Income
Unaffiliated dividend income*	$6,813
Income distributions from affiliated funds	728

Total investment income	7,541

Expenses
Investment advisory fees	723

Total expenses	723

Less fees waived (see note 3):
Waiver	(33)

Net expenses	690

Net investment income (loss)	6,851

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(563)
Foreign currency transactions	(20)

Net realized gain (loss)	(583)

Net change in unrealized appreciation (depreciation) on:
Investments	97,046
Foreign currency translations	15

Net change in unrealized appreciation (depreciation)	97,061

Net realized and unrealized gain (loss) on investments and foreign currency transactions	96,478

Net Increase (Decrease) in Net Assets Resulting from Operations	$103,329

* Unaffiliated foreign tax withheld	$68

(1)	For the period November 16, 2023 (commencement of operations) through November 30, 2023.

See Notes to Financial Statements.	29

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Cybersecurity Select Equity ETF	Xtrackers International Real Estate ETF		Xtrackers Semiconductor Select Equity ETF
	For the Period July 13, 2023(1) to November 30, 2023 (Unaudited)	For the Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023	For the Period July 13, 2023(1) to November 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$5,840	$11,760,581	$19,889,191	$18,652
Net realized gain (loss)	696	(9,753,947)	(17,895,193)	(19,746)
Net change in net unrealized appreciation (depreciation)	507,715	20,960,602	(99,591,076)	140,887

Net increase (decrease) in net assets resulting from operations	514,251	22,967,236	(97,597,078)	139,793

Distributions to Shareholders	—	(11,154,576)	(10,275,798)	(3,710)

Fund Shares Transactions
Proceeds from shares sold	5,662,908	76,641,782	112,001,214	5,000,000
Value of shares redeemed	(639,268)	(3,705,039)	(3,232,508)	—

Net increase (decrease) in net assets resulting from fund share transactions	5,023,640	72,936,743	108,768,706	5,000,000

Total net increase (decrease) in Net Assets	5,537,891	84,749,403	895,830	5,136,083

Net Assets
Beginning of period	25	559,768,482	558,872,652	25

End of period	$5,537,916	$644,517,885	$559,768,482	$5,136,108

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	27,800,001	22,650,001	1
Shares sold	225,000	3,850,000	5,300,000	200,000
Shares redeemed	(25,000)	(200,000)	(150,000)	—

Shares outstanding, end of period	200,001	31,450,001	27,800,001	200,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	30

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers US Green Infrastructure Select Equity ETF	Xtrackers US National Critical Technologies ETF
	For the Period July 13, 2023(1) to November 30, 2023 (Unaudited)	For the Period November 16, 2023(1) to November 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$15,043	$6,851
Net realized gain (loss)	(311,115)	(583)
Net change in net unrealized appreciation (depreciation)	(1,077,719)	97,061

Net increase (decrease) in net assets resulting from operations	(1,373,791)	103,329

Distributions to Shareholders	(5,688)	—

Fund Shares Transactions
Proceeds from shares sold	6,246,667	5,000,000
Value of shares redeemed	(608,002)	—

Net increase (decrease) in net assets resulting from fund share transactions	5,638,665	5,000,000

Total net increase (decrease) in Net Assets	4,259,186	5,103,329

Net Assets
Beginning of period	25	25

End of period	$4,259,211	$5,103,354

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1
Shares sold	250,000	200,000
Shares redeemed	(25,000)	—

Shares outstanding, end of period	225,001	200,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	31

DBX ETF Trust

Financial Highlights

Xtrackers Cybersecurity Select Equity ETF Selected Per Share Data	Period Ended 11/30/2023(a) (Unaudited)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.03
Net realized and unrealized gain (loss)	2.66

Total from investment operations	2.69

Net Asset Value, end of period	$27.69

Total Return (%)(c)	10.76	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	6
Ratio of expenses before fee waiver (%)	0.20	*
Ratio of expenses after fee waiver (%)	0.20	*
Ratio of net investment income (loss) (%)	0.30	*
Portfolio turnover rate (%)(d)	22	**

Xtrackers International Real Estate ETF Selected Per Share Data	For the Six Months Ended 11/30/2023 (Unaudited)		Years Ended May 31,
			2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$20.14		$24.67	$29.15	$22.85	$27.84	$29.17

Income (loss) from investment operations:
Net investment income (loss)(b)	0.39		0.80	0.92	0.92	0.84	1.14
Net realized and unrealized gain (loss)	0.36		(4.91)	(4.05)	6.28	(4.74)	(1.98)

Total from investment operations	0.75		(4.11)	(3.13)	7.20	(3.90)	(0.84)

Less distributions from:
Net investment income	(0.40)		(0.42)	(1.35)	(0.90)	(1.09)	(0.49)

Total distributions	(0.40)		(0.42)	(1.35)	(0.90)	(1.09)	(0.49)

Net Asset Value, end of period	$20.49		$20.14	$24.67	$29.15	$22.85	$27.84

Total Return (%)(c)	3.78	**	(16.76)	(11.26)	32.15	(14.80)	(2.78)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	645		560	559	458	231	60
Ratio of expenses before fee waiver (%)	0.12	*	0.12	0.12	0.12	0.12	0.30
Ratio of expenses after fee waiver (%)	0.10	*	0.10	0.10	0.10	0.10	0.28
Ratio of net investment income (loss) (%)	3.91	*	3.70	3.38	3.55	3.21	4.25
Portfolio turnover rate (%)(d)	5	**	8	17	9	12	43

(a)	For the period July 13, 2023 (commencement of operations) through November 30, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	32

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Semiconductor Select Equity ETF Selected Per Share Data	Period Ended 11/30/2023(a) (Unaudited)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.09
Net realized and unrealized gain (loss)	0.61

Total from investment operations	0.70

Less distributions from:
Net investment income	(0.02)

Total distributions	(0.02)

Net Asset Value, end of period	$25.68

Total Return (%)(c)	2.80	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5
Ratio of expenses before fee waiver (%)	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*
Ratio of net investment income (loss) (%)	1.01	*
Portfolio turnover rate (%)(d)	10	**

Xtrackers US Green Infrastructure Select Equity ETF Selected Per Share Data	Period Ended 11/30/2023(a) (Unaudited)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.07
Net realized and unrealized gain (loss)	(6.11)

Total from investment operations	(6.04)

Less distributions from:
Net investment income	(0.03)

Total distributions	(0.03)

Net Asset Value, end of period	$18.93

Total Return (%)	(24.19	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	4
Ratio of expenses (%)	0.35	*
Ratio of net investment income (loss) (%)	0.83	*
Portfolio turnover rate (%)(d)	27	**

(a)	For the period July 13, 2023 (commencement of operations) through November 30, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	33

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers US National Critical Technologies ETF Selected Per Share Data	Period Ended 11/30/2023(a) (Unaudited)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.03
Net realized and unrealized gain (loss)	0.49

Total from investment operations	0.52

Net Asset Value, end of period	$25.52

Total Return (%)(c)	2.08	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5
Ratio of expenses before fee waiver (%)	0.35	*
Ratio of expenses after fee waiver (%)	0.33	*
Ratio of net investment income (loss) (%)	3.32	*
Portfolio turnover rate (%)(d)	0	(e)**

(a)	For the period November 16, 2023 (commencement of operations) through November 30, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than 0.5%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	34

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2023, the Trust consists of forty-four investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Cybersecurity Select Equity ETF

Xtrackers International Real Estate ETF

Xtrackers Semiconductor Select Equity ETF

Xtrackers US Green Infrastructure Select Equity ETF

Xtrackers US National Critical Technologies ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF and Xtrackers US Green Infrastructure Select Equity ETF offer shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Xtrackers International Real Estate ETF and Xtrackers US National Critical Technologies ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asst value (“NAV”), only in large specified lots consisting of 25,000 shares, except for Xtrackers International Real Estate ETF and Xtrackers US National Critical Technologies ETF which lots consist of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the shares may acquire those shares from the Fund, or tender such shares for redemption to the Fund, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Cybersecurity Select Equity ETF	Solactive Cyber Security ESG Screened Index
Xtrackers International Real Estate ETF	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index
Xtrackers Semiconductor Select Equity ETF	Solactive Semiconductor ESG Screened Index
Xtrackers US Green Infrastructure Select Equity ETF	Solactive United States Green Infrastructure ESG Screened Index
Xtrackers US National Critical Technologies ETF	Solactive Whitney U.S. Critical Technologies Index

The Solactive Cyber Security ESG Screened Index is comprised of companies that have business operations in the field of cybersecurity and that fulfill certain sustainability criteria. The Underlying Index is rebalanced quarterly.

The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam. The Underlying Index is rebalanced quarterly.

The Solactive Semiconductor ESG Screened Index is comprised of companies that have business operations in the semiconductor industry and that fulfill certain sustainability criteria. The Underlying Index is rebalanced quarterly.

The Solactive United States Green Infrastructure ESG Screened Index The index is comprised of companies that have business exposure in the production, generation, or distribution of green energy or are engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy and that fulfill certain sustainability criteria. The Underlying Index is rebalanced quarterly.

35

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Solactive Whitney U.S. Critical Technologies Index is a market-capitalization weighted index, subject to caps on the weighting of individual companies, that is designed to track companies that support critical emerging technologies across the U.S. and its allies by selecting companies from a defined investment universe that satisfy key criteria related to their association with critical technology sectors and their geopolitical risk rating. The Index Underlying is rebalanced on the last Thursday of the months of January, April, July and October.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between its respective index provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange and the Nasdaq, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant

36

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF to pay out dividends from its net investment income, if any, to investors quarterly. It is the policy of the Xtrackers International Real Estate ETF to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary

37

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2023, the Funds did not incur any interest or penalties.

At May 31, 2023, for Federal income tax purposes, the Xtrackers International Real Estate ETF has capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers International Real Estate ETF	$2,535,312	$7,377,420	$9,912,732

As of May 31, 2023, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers International Real Estate ETF	$733,061,305	$(163,435,980)	$8,468,543	$(171,904,523)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, for Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF and Xtrackers US Green Infrastructure Select Equity ETF, may lend securities of the Funds to certain financial institutions under the terms of its securities lending agreement. Prior to August 1, 2023, the Bank of New York Mellon served as securities lending agent for the Xtrackers International Real Estate ETF. Effective August 1, 2023, National Financial Services LLC serves as securities lending agent for Xtrackers International Real Estate ETF and lends securities of the Fund

38

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

to certain financial institutions under the terms of its securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2023, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.10% annualized effective rate as of November 30, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2023, the Fund listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2023

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers International Real Estate ETF
Common Stocks	$30,246,109	$—	$—	$—	$30,246,109
Rights	18,609	—	—	—	18,609

Total Borrowings	$30,264,718	$—	$—	$—	$30,264,718

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$30,264,718

As of November 30, 2023, Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF and Xtrackers US Green Infrastructure Select Equity ETF had no securities on loan.

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2023, the Xtrackers International Real Estate ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

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DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2023 is included in a table following the Funds’ Schedule of Investments.

The following table summarizes the value of the Funds’ derivative instruments held as of November 30, 2023 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers International Real Estate ETF

Equity contracts	Unrealized appreciation on futures contracts*	$84,703	Unrealized depreciation on futures contracts*	$15,606

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2023 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers International Real Estate ETF	$161,192

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers International Real Estate ETF	$(13,741)

For the period ended November 30, 2023 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers International Real Estate ETF	$4,059,371

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

40

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Cybersecurity Select Equity ETF	0.20%
Xtrackers International Real Estate ETF	0.12%
Xtrackers Semiconductor Select Equity ETF	0.15%
Xtrackers US Green Infrastructure Select Equity ETF	0.35%
Xtrackers US National Critical Technologies ETF	0.35%

The Advisor for the Xtrackers International Real Estate ETF has contractually agreed, until September 30, 2024, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.10% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Advisor) prior to that time. For the period ended November 30, 2023, the Advisor waived $60,188 of the expenses of the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended November 30, 2023, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Cybersecurity Select Equity ETF	$34
Xtrackers International Real Estate ETF	447
Xtrackers Semiconductor Select Equity ETF	2
Xtrackers US National Critical Technologies ETF	33

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2023, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Cybersecurity Select Equity ETF(1)	$6,770,310	$1,122,674
Xtrackers International Real Estate ETF	45,041,584	26,883,414
Xtrackers Semiconductor Select Equity ETF(1)	1,154,553	491,088
Xtrackers US Green Infrastructure Select Equity ETF(1)	1,279,937	1,325,971
Xtrackers US National Critical Technologies ETF(2)	5,012,177	12,120

(1)	For the period July 13, 2023 (commencement of operations) through November 30, 2023.
(2)	For the period November 16, 2023 (commencement of operations) through November 30, 2019.

41

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

For the period ended November 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Cybersecurity Select Equity ETF	$—	$630,811
Xtrackers International Real Estate ETF	59,173,342	3,408,270
Xtrackers Semiconductor Select Equity ETF	4,341,274	—
Xtrackers US Green Infrastructure Select Equity ETF	6,293,015	605,064
Xtrackers US National Critical Technologies ETF	—	—

5. Fund Share Transactions

As of November 30, 2023, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2023, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers Cybersecurity Select Equity ETF	95%
Xtrackers Semiconductor Select Equity ETF	95%
Xtrackers US Green Infrastructure Select Equity ETF	89%
Xtrackers US National Critical Technologies ETF	93%

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers International Real Estate ETF, and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at November 30, 2023.

42

DBX ETF Trust

Other Information (Unaudited)

Regulatory Update — Tailored Shareholder Report

Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF”) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging” shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Funds’ current shareholder reports, including the Funds’ investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index” that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Funds’ current shareholder reports.

43

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers Cybersecurity Select Equity ETF

Xtrackers Semiconductor Select Equity ETF

Xtrackers US Green Infrastructure Select Equity ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board held on May 11, 2023, the Trustees, all of who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement between DBX Advisors LLC (“DBX” or the “Adviser”) and the Trust, with respect to Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF, and Xtrackers US Green Infrastructure Select Equity ETF (each a “Fund”, and together, the “Funds”). The Independent Trustees were advised throughout the review and meeting by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to each Fund and the Fund’s shareholders; (2) the financial resources of the Adviser and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of each Fund’s advisory fee; (4) the total cost of the services to be provided by, and the anticipated profits to be realized, by the Adviser from its relationship with the Funds; and (5) the extent to which economies of scale would be realized, and if each Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and the Fund’s shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Investment Advisory Agreement. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services, such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser will provide, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser will pay or arrange for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing each Fund’s portfolio directly, the Adviser will provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that each Fund’s advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third

44

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

party service providers to its currently managed funds, such as the administrator and the custodian (which would also provide those services to the Funds), noting the Adviser’s extensive work with these service providers (including onsite and virtual due diligence sessions) to conduct such supervision (which would cover the Funds as well). The Board further considered the compliance program of the Adviser, which supports the compliance program of the Adviser’s currently managed funds (which would also cover the Funds).

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to those of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is below the average and median fee of the ETFs in the Fund’s respective peer group. The Board accordingly noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting the Funds’ peer groups and believed that each Fund’s peer group was appropriate. The Board considered that the proposed fee for each Fund is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs (subject to certain specified exceptions). The Board also considered that each Fund’s portfolio will be managed on a day-to-day basis by the Adviser and that the Adviser will also provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services to be provided.

Costs of Services and Profitability.    The Board considered the anticipated expenses of the Adviser in developing and rendering services to be provided to the Funds and the likelihood and level of profits in the early years of the Funds’ operations. The Board noted that because the Funds are new, it is difficult to estimate the profitability of the Funds to the Adviser at this time. The Board considered whether the Adviser would benefit in other ways from its relationship with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board noted that each Fund’s advisory fee was set at a competitive level that was designed to reflect scale in assets from the Fund’s commencement of operations. The Board noted that because the Funds are new, it is difficult to estimate whether the Funds would experience economies of scale beyond those already reflected in each Fund’s advisory fee. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Funds. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisers can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

Xtrackers US National Critical Technologies ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board held on August 15, 2023, the Trustees, all of who are not “interested persons,” as defined by the 1940 Act, of the Trust or its service providers, unanimously approved the Investment Advisory Agreement between the Adviser and the Trust, with respect to Xtrackers US National Critical Technologies ETF (the “Fund”). The Independent Trustees were advised throughout the review and meeting by Independent Trustee Counsel.

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and the Fund’s shareholders; (2) the financial resources of the Adviser and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the Fund’s advisory fee; (4) the total cost of the services to be provided by, and the anticipated

45

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

profits to be realized, by the Adviser from its relationship with the Fund; and (5) the extent to which economies of scale would be realized, and if the Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Trust Counsel and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and the Fund’s shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Investment Advisory Agreement. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services, such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser will provide, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser will pay or arrange for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolio directly, the Adviser will provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the Fund’s advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to its currently managed funds, such as the administrator and the custodian (which would also provide those services to the Fund), noting the Adviser’s extensive work with these service providers (including onsite and virtual due diligence sessions) to conduct such supervision (which would cover the Fund as well). The Board further considered the compliance program of the Adviser, which supports the compliance program of the Adviser’s currently managed funds (which would also cover the Fund).

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared the Fund’s advisory fee to those of other pertinent exchange-traded funds (“ETFs”) and noted that the Fund’s fee is below the average and median fee of the ETFs in the Fund’s peer group. The Board accordingly noted that the Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting the Fund’s peer groups and believed that the Fund’s peer group was appropriate. The Board considered that the proposed fee for the Fund is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs (subject to certain specified exceptions). The Board also considered that the Fund’s portfolio will be managed on a day-to-day basis by the Adviser and that the Adviser will also provide oversight of day-to-day operations,

46

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services to be provided.

Costs of Services and Profitability.    The Board considered the anticipated expenses of the Adviser in developing and rendering services to be provided to the Fund and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that because the Fund is new, it is difficult to estimate the profitability of the Fund to the Adviser at this time. The Board considered whether the Adviser would benefit in other ways from its relationship with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Fund. The Board also considered the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale.

Economies of Scale.    The Board noted that the Fund’s advisory fee was set at a competitive level that was designed to reflect scale in assets from the Fund’s commencement of operations. The Board noted that because the Fund is new, it is difficult to estimate whether the Fund would experience economies of scale beyond those already reflected in the Fund’s advisory fee. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisers can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

47

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Any Fund that conentrates in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Incorporation of ESG criteria in a Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the Fund. Companies in the cybersecurity field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Companies in the cybersecurity field also face heightened risk caused by obsolescence due to rapid technological developments, by potential loss or impairment of patent and intellectual property rights and by the risk of cyber-attacks. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Companies in the semiconductor field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Cybersecurity companies also face heightened risk due to their dependence on the availability of materials that meet exacting standards, to reliance on a limited number of suppliers and by potential loss or impairment of patent and intellectual property rights. UPGR will be sensitive to, and its performance will depend to a great extent on, the overall condition of green or low carbon infrastructure companies. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity. UPGR will be sensitive to, and its performance will depend to a greater extent on, the overall condition of green or low carbon energy companies. Such companies face enhanced risks caused by factors including changes in government regulations, the impact of adverse weather conditions and on the demand for renewable energy production. Critical technologies are technologies that are deemed to be vital to maintaining the national security of the U.S. now and in the future. Companies involved in critical technologies may be subject to a significant amount of governmental regulation, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on the critical technologies and the companies involved with them. Critical technologies companies are heavily dependent on patent and intellectual property rights which may be difficult to protect. PSWD, CHPS, UPGR and CRTC are currently non-diversified and can take larger positions in fewer issues, increasing their potential risk. Performance of a Fund may diverge from that of its underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DBX ETF Trust

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. and Nasdaq Stock Market. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is the intellectual property (including registered trademarks) of STOXX Limited, Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. Xtrackers International Real Estate ETF is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the Index or its data.

PSWD, CHPS, UPGR and CRTC (the “Funds”) are not sponsored, endorsed, sold or promoted by Solactive. Neither Solactive nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding advisability of investing in funds generally or in these Funds particularly or the ability of the Solactive Cyber Security ESG Screened Index, Solactive Semiconductor ESG Screened Index, Solactive United States Green Infrastructure ESG Screened Index and Solactive Whitney U.S. Critical Technologies Index (the “Underlying Indexes”) to track general stock market performance. Neither Solactive nor any other party makes any express or implied warranties, and Solactive hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein.

Solactive AG (“Solactive”) is the licensor of the Solactive Whitney U.S. Critical Technologies Index (the “Index”). The Index has been developed in cooperation with J.H. Whitney Data Services, LLC (“J.H. Whitney”). The financial instruments that are based on the Index are not sponsored, endorsed, promoted or sold by Solactive or J.H. Whitney in any way and Solactive or J.H. Whitney make no express or implied representation, guarantee or assurance with regard to: (a) the advisability of investing in the financial instruments; (b) the quality, accuracy and/or completeness of the Index; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Index. Solactive or J.H. Whitney do not guarantee the accuracy and/or the completeness of the Index and shall not have any liability for any errors or omissions with respect thereto. The Index has not been designed to achieve positive returns and neither Solactive nor J.H. Whitney is acting as a fiduciary or investment adviser for any user of the Index or investor in any financial instrument based on the Index. Notwithstanding Solactive’s obligations to its licensees, Solactive reserves the right to change the methods of calculation or publication with respect to the Index and Solactive or J.H. Whitney shall not be liable for any miscalculation of or any incorrect, delayed or interrupted publication with respect to the Index. Solactive or J.H. Whitney shall not be liable for any damages, including, without limitation, any loss of profits or business, or any special, incidental, punitive, indirect or consequential damages suffered or incurred as a result of the use of (or inability to use) the Index.

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Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY, 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-049074-8 (1/24) DBX005769 (1/25)

November 30, 2023

Semi-Annual Report

DBX ETF Trust

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

DBX ETF Trust

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

The Xtrackers MSCI All World ex US Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2023 (11.5% of Net Assets)

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1.9%
Novo Nordisk A/S (Denmark)	1.4%
Samsung Electronics Co. Ltd. (South Korea)	1.3%
Nestle SA (Switzerland)	1.2%
Tencent Holdings Ltd. (China)	1.2%
ASML Holding NV (Netherlands)	1.1%
Shell PLC (United Kingdom)	0.9%
LVMH Moet Hennessy Louis Vuitton SE (France)	0.9%
Toyota Motor Corp. (Japan)	0.8%
Novartis AG (Switzerland)	0.8%

Country Diversification* as of November 30, 2023

Japan	14.5%
United Kingdom	8.8%
France	7.6%
Canada	7.5%
China	7.2%
Switzerland	6.7%
Germany	5.5%
India	4.5%
Australia	4.5%
Taiwan	4.4%
South Korea	3.6%
Netherlands	3.1%
Denmark	2.2%
Sweden	2.0%
Other	17.9%

Total	100%

Sector Diversification* as of November 30, 2023

Financials	21.1%
Industrials	13.0%
Information Technology	12.3%
Consumer Discretionary	11.6%
Health Care	9.4%
Consumer Staples	8.3%
Materials	7.8%
Energy	5.8%
Communication Services	5.5%
Utilities	3.2%
Real Estate	2.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 8.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

The Xtrackers MSCI Emerging Markets Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2023 (23.0% of Net Assets)

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6.5%
Samsung Electronics Co. Ltd. (South Korea)	4.4%
Tencent Holdings Ltd. (China)	4.0%
Alibaba Group Holding Ltd. (China)	2.2%
PDD Holdings, Inc. (Ireland)	1.3%
Reliance Industries Ltd. (India)	1.2%
Petroleo Brasileiro SA (Brazil)	0.9%
Meituan (China)	0.9%
ICICI Bank Ltd. (India)	0.8%
Infosys Ltd. (India)	0.8%

Country Diversification* as of November 30, 2023

China	25.3%
India	16.0%
Taiwan	15.7%
South Korea	12.7%
Brazil	5.7%
Saudi Arabia	4.0%
South Africa	2.8%
Mexico	2.6%
Other	15.2%

Total	100.0%

Sector Diversification* as of November 30, 2023

Financials	22.1%
Information Technology	21.7%
Consumer Discretionary	13.0%
Communication Services	9.6%
Materials	7.8%
Industrials	6.6%
Consumer Staples	6.0%
Energy	5.0%
Health Care	3.9%
Utilities	2.6%
Real Estate	1.7%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 35.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

The X-trackers MSCI Europe Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2023 (21.8% of Net Assets)

Description	% of Net Assets
Novo Nordisk A/S (Denmark)	3.2%
Nestle SA (Switzerland)	2.9%
ASML Holding NV (Netherlands)	2.7%
Shell PLC (United Kingdom)	2.1%
LVMH Moet Hennessy Louis Vuitton SE (France)	2.1%
Novartis AG (Switzerland)	1.9%
Roche Holding AG (Switzerland)	1.9%
AstraZeneca PLC (United Kingdom)	1.9%
SAP SE (Germany)	1.6%
TotalEnergies SE (France)	1.5%

Country Diversification* as of November 30, 2023

United Kingdom	20.9%
France	18.2%
Switzerland	15.9%
Germany	13.1%
Netherlands	7.4%
Denmark	5.2%
Sweden	4.6%
Spain	4.2%
Italy	3.5%
Other	7.0%

Total	100.0%

Sector Diversification* as of November 30, 2023

Financials	17.9%
Industrials	15.4%
Health Care	15.4%
Consumer Staples	11.9%
Consumer Discretionary	10.7%
Information Technology	7.2%
Materials	7.1%
Energy	6.0%
Utilities	4.4%
Communication Services	3.2%
Real Estate	0.8%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 56.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

The Xtrackers MSCI Eurozone Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2023 (25.4% of Net Assets)

Description	% of Net Assets
ASML Holding NV (Netherlands)	4.8%
LVMH Moet Hennessy Louis Vuitton SE (France)	3.7%
SAP SE (Germany)	2.9%
TotalEnergies SE (France)	2.7%
Siemens AG (Germany)	2.2%
L’Oreal SA (France)	2.0%
Sanofi SA (France)	1.9%
Allianz SE (Germany)	1.8%
Schneider Electric SE (France)	1.7%
Air Liquide SA (France)	1.7%

Country Diversification* as of November 30, 2023

France	34.1%
Germany	25.2%
Netherlands	13.8%
Spain	8.4%
Italy	7.6%
Finland	3.5%
Belgium	2.8%
Other	4.6%

Total	100.0%

Sector Diversification* as of November 30, 2023

Financials	18.0%
Industrials	16.7%
Consumer Discretionary	15.4%
Information Technology	12.3%
Consumer Staples	7.5%
Health Care	7.1%
Utilities	6.2%
Materials	6.0%
Energy	4.8%
Communication Services	4.5%
Real Estate	1.5%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 63.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

The Xtrackers MSCI Germany Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the German equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2023 (55.5% of Net Assets)

Description	% of Net Assets
SAP SE	12.1%
Siemens AG	9.3%
Allianz SE	7.4%
Deutsche Telekom AG	5.7%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.3%
Mercedes-Benz Group AG	3.8%
Infineon Technologies AG	3.7%
Deutsche Post AG	3.4%
BASF SE	3.0%
Bayerische Motoren Werke AG	2.8%

Sector Diversification* as of November 30, 2023

Industrials	19.0%
Financials	18.9%
Information Technology	17.0%
Consumer Discretionary	14.8%
Health Care	8.7%
Materials	6.4%
Communication Services	6.2%
Utilities	4.2%
Consumer Staples	2.8%
Real Estate	2.0%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 71.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

The Xtrackers MSCI Japan Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2023 (24.1% of Net Assets)

Description	% of Net Assets
Toyota Motor Corp.	5.6%
Sony Group Corp.	3.1%
Mitsubishi UFJ Financial Group, Inc.	2.7%
Keyence Corp.	2.3%
Tokyo Electron Ltd.	2.1%
Hitachi Ltd.	1.8%
Shin-Etsu Chemical Co. Ltd.	1.8%
Sumitomo Mitsui Financial Group, Inc.	1.7%
Recruit Holdings Co. Ltd.	1.5%
Mitsubishi Corp.	1.5%

Sector Diversification* as of November 30, 2023

Industrials	21.9%
Consumer Discretionary	19.4%
Information Technology	14.8%
Financials	12.5%
Health Care	8.4%
Communication Services	7.1%
Consumer Staples	5.8%
Materials	4.9%
Real Estate	3.2%
Utilities	1.1%
Energy	0.9%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 74.

6

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Annualized Expense Ratio(1)	Expenses Paid During the Period Per $1,000(2)
Xtrackers MSCI All World ex US Hedged Equity ETF
Actual	$1,000.00	$1,054.30	0.40%	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	0.40%	$2.02
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Actual	$1,000.00	$1,041.20	0.66%	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	0.66%	$3.34
Xtrackers MSCI Europe Hedged Equity ETF
Actual	$1,000.00	$1,035.40	0.45%	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
Xtrackers MSCI Eurozone Hedged Equity ETF
Actual	$1,000.00	$1,048.00	0.45%	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
Xtrackers MSCI Germany Hedged Equity ETF
Actual	$1,000.00	$1,040.60	0.46%	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	0.46%	$2.33
Xtrackers MSCI Japan Hedged Equity ETF
Actual	$1,000.00	$1,153.20	0.45%	$2.42
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
(1) Includes interest expense on collateral received on forward foreign currency contracts of 0.01% for Xtrackers MSCI Emerging Markets Hedged Equity ETF.

(2) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

7

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.4%
Australia — 4.4%
Ampol Ltd.	1,132	$25,603
ANZ Group Holdings Ltd.	16,042	258,316
APA Group (a)	6,471	36,472
Aristocrat Leisure Ltd.	3,274	87,808
ASX Ltd.	950	36,458
Aurizon Holdings Ltd.	11,688	27,262
BHP Group Ltd.	27,775	849,713
BlueScope Steel Ltd.	2,379	32,665
Brambles Ltd.	7,289	64,248
CAR Group Ltd.	1,738	31,902
Cochlear Ltd.	351	63,324
Coles Group Ltd.	7,156	72,485
Commonwealth Bank of Australia	9,088	628,472
Computershare Ltd.	3,152	49,172
CSL Ltd.	2,605	451,364
Dexus REIT	5,645	26,259
EBOS Group Ltd.	764	17,407
Endeavour Group Ltd.	7,738	25,207
Fortescue Ltd.	9,269	153,051
Goodman Group REIT	9,696	145,751
GPT Group REIT	11,034	30,038
IDP Education Ltd.	1,240	18,566
IGO Ltd.	3,512	19,910
Insurance Australia Group Ltd.	13,995	54,928
Lottery Corp. Ltd.	13,578	41,270
Macquarie Group Ltd.	1,938	216,474
Medibank Pvt Ltd.	15,582	35,624
Mineral Resources Ltd.	964	38,963
Mirvac Group REIT	21,179	28,828
National Australia Bank Ltd.	16,733	314,000
Northern Star Resources Ltd.	6,974	58,661
Orica Ltd.	2,566	26,483
Origin Energy Ltd.	9,026	49,143
Pilbara Minerals Ltd.	15,347	36,912
Qantas Airways Ltd.*	5,390	18,876
QBE Insurance Group Ltd.	8,114	82,404
Ramsay Health Care Ltd.	1,077	34,984
REA Group Ltd.	333	34,160
Reece Ltd.	1,026	13,111
Rio Tinto Ltd.	2,028	167,554
Santos Ltd.	18,485	84,398
Scentre Group REIT	28,919	50,637
SEEK Ltd.	1,941	30,626
Sonic Healthcare Ltd.	2,394	46,142
South32 Ltd.	24,670	50,206
Stockland REIT	12,350	33,702
Suncorp Group Ltd.	7,340	67,753
Telstra Group Ltd.	22,052	55,661
Transurban Group (a)	16,737	143,324
Treasury Wine Estates Ltd.	3,910	27,644
Vicinity Ltd. REIT	26,697	33,428
Washington H Soul Pattinson & Co. Ltd.	1,181	26,142
Wesfarmers Ltd.	6,245	217,295
Westpac Banking Corp.	18,850	266,166
WiseTech Global Ltd.	959	42,328
Woodside Energy Group Ltd.	10,682	218,802

	Number of Shares	Value
Australia (Continued)
Woolworths Group Ltd.	6,437	$148,438

(Cost $5,757,276)		5,946,520

Austria — 0.1%
Erste Group Bank AG	1,931	78,001
OMV AG	806	34,348
Verbund AG	394	37,526
voestalpine AG	446	12,535

(Cost $150,029)		162,410

Belgium — 0.5%
Ageas SA/NV	827	35,539
Anheuser-Busch InBev SA/NV	4,845	303,823
D’ieteren Group	108	18,410
Elia Group SA/NV	191	20,676
Groupe Bruxelles Lambert NV	484	38,301
KBC Group NV	1,346	77,065
Lotus Bakeries NV	3	26,059
Sofina SA	93	20,671
Solvay SA	417	48,182
UCB SA	684	50,509
Umicore SA	1,218	32,522
Warehouses De Pauw CVA REIT	1,045	29,324

(Cost $832,086)		701,081

Brazil — 1.1%
Ambev SA	26,300	73,150
Atacadao SA	2,964	6,829
B3 SA — Brasil Bolsa Balcao	31,090	84,009
Banco Bradesco SA	9,678	28,078
Banco BTG Pactual S.A	6,891	49,757
Banco do Brasil SA	5,000	55,129
Banco Santander Brasil SA	2,049	12,905
BB Seguridade Participacoes SA	3,235	20,572
CCR SA	5,360	14,745
Centrais Eletricas Brasileiras SA	6,261	51,975
Cia de Saneamento Basico do Estado de Sao Paulo	1,920	26,354
Cia Siderurgica Nacional SA	3,957	13,201
Cosan SA	5,210	18,788
CPFL Energia SA	1,773	13,346
Energisa SA	617	6,616
Eneva SA*	3,626	9,349
Engie Brasil Energia SA	1,304	11,524
Equatorial Energia SA	5,957	41,222
Hapvida Participacoes e Investimentos SA, 144A*	33,394	29,649
Hypera SA	3,014	20,685
JBS SA	5,104	24,068
Klabin SA	3,942	18,076
Localiza Rent a Car SA*	42	512
Localiza Rent a Car SA	4,573	55,782
Lojas Renner SA	6,078	20,215
Magazine Luiza SA*	19,206	7,882
Natura & Co. Holding SA*	6,002	20,108
Petroleo Brasileiro SA	19,399	148,585
PRIO SA*	4,568	42,626
Raia Drogasil SA	7,106	40,539

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Brazil (Continued)
Rede D’Or Sao Luiz SA, 144A	2,233	$12,068
Rumo SA	7,169	33,354
Sendas Distribuidora SA	6,762	17,763
Suzano SA	4,434	48,447
Telefonica Brasil SA	2,515	26,959
TIM SA	4,993	17,488
TOTVS SA	1,901	12,865
Ultrapar Participacoes SA	3,444	17,668
Vale SA	19,127	286,980
Vibra Energia SA	5,082	24,109
WEG SA	9,143	63,510

(Cost $1,197,373)		1,527,487

Canada — 7.3%
Agnico Eagle Mines Ltd.	2,718	145,920
Air Canada*	1,018	13,226
Algonquin Power & Utilities Corp.	3,025	18,659
Alimentation Couche-Tard, Inc.	4,386	250,176
AltaGas Ltd.	1,555	31,628
ARC Resources Ltd.	3,455	55,099
Bank of Montreal	3,963	325,288
Bank of Nova Scotia	6,790	303,735
Barrick Gold Corp.	2,794	48,844
Barrick Gold Corp.	6,997	122,929
BCE, Inc.	540	21,263
Brookfield Asset Management Ltd., Class A	1,924	67,364
Brookfield Corp.	7,578	267,278
BRP, Inc.	178	10,993
CAE, Inc.*	1,806	35,908
Cameco Corp.	2,292	105,247
Canadian Apartment Properties REIT	436	14,854
Canadian Imperial Bank of Commerce	5,211	215,437
Canadian National Railway Co.	3,004	348,583
Canadian Natural Resources Ltd.	5,926	395,707
Canadian Pacific Kansas City Ltd.	5,000	359,962
Canadian Tire Corp. Ltd., Class A	229	23,821
Canadian Utilities Ltd., Class A	795	17,811
CCL Industries, Inc., Class B	682	28,110
Cenovus Energy, Inc.	8,131	144,230
CGI, Inc.*	1,124	114,284
Constellation Software, Inc.	108	253,678
Descartes Systems Group, Inc.*	534	43,375
Dollarama, Inc.	1,607	116,710
Element Fleet Management Corp.	2,207	35,554
Emera, Inc.	1,595	56,056
Empire Co. Ltd., Class A	1,021	27,749
Enbridge, Inc.	11,543	403,042
Fairfax Financial Holdings Ltd.	122	112,139
First Quantum Minerals Ltd.	3,134	25,660
FirstService Corp.	251	39,388
Fortis, Inc.	2,603	104,277
Franco-Nevada Corp.	980	109,761
George Weston Ltd.	338	39,642
GFL Environmental, Inc.	1,373	39,401
Gildan Activewear, Inc.	880	31,855
Great-West Lifeco, Inc.	1,338	42,764

	Number of Shares	Value
Canada (Continued)
Hydro One Ltd., 144A	1,597	$44,393
iA Financial Corp., Inc.	487	32,519
IGM Financial, Inc.	297	7,374
Imperial Oil Ltd.	1,130	63,664
Intact Financial Corp.	951	147,386
Ivanhoe Mines Ltd., Class A*	3,638	32,467
Keyera Corp.	1,294	32,585
Kinross Gold Corp.	7,362	43,403
Loblaw Cos. Ltd.	895	77,169
Lundin Mining Corp.	3,958	27,418
Magna International, Inc.	1,445	77,907
Manulife Financial Corp.	10,018	196,233
MEG Energy Corp.*	1,386	26,209
Metro, Inc.	1,280	64,153
National Bank of Canada	1,875	124,249
Northland Power, Inc.	1,498	24,353
Nutrien Ltd.	2,792	149,337
Onex Corp.	462	31,252
Open Text Corp.	1,525	61,014
Pan American Silver Corp.	2,077	32,541
Parkland Corp.	871	28,506
Pembina Pipeline Corp.	2,878	96,269
Power Corp. of Canada	3,281	90,793
Quebecor, Inc., Class B	1,005	22,300
Restaurant Brands International, Inc.	1,505	107,040
RioCan Real Estate Investment Trust REIT	676	8,703
Rogers Communications, Inc., Class B	2,082	89,651
Royal Bank of Canada	7,732	698,698
Saputo, Inc.	1,471	28,597
Shopify, Inc., Class A*	6,729	490,189
Stantec, Inc.	673	50,152
Sun Life Financial, Inc.	3,296	166,433
Suncor Energy, Inc.	6,919	228,126
TC Energy Corp.	5,756	215,869
Teck Resources Ltd., Class B	2,573	96,932
TELUS Corp.	2,734	48,920
TFI International, Inc.	441	52,181
Thomson Reuters Corp.	892	124,622
TMX Group Ltd.	1,685	36,383
Toromont Industries Ltd.	515	41,558
Toronto-Dominion Bank	9,999	609,689
Tourmaline Oil Corp.	1,717	83,107
West Fraser Timber Co. Ltd.	266	19,293
Wheaton Precious Metals Corp.	2,428	118,721
WSP Global, Inc.	674	93,296

(Cost $8,101,929)		9,909,061

Chile — 0.1%
Antofagasta PLC	2,156	38,337
Banco de Chile	258,773	29,071
Banco de Credito e Inversiones SA	518	13,911
Banco Santander Chile	361,173	17,724
Cencosud SA	8,433	15,664
Cia Sud Americana de Vapores SA	36,842	2,138
Empresas CMPC SA	7,496	14,500
Empresas Copec SA	2,226	16,475

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Chile (Continued)
Enel Americas SA*	107,638	$12,532
Enel Chile SA	123,794	7,808
Falabella SA*	4,372	10,206

(Cost $204,553)		178,366

China — 7.0%
360 Security Technology, Inc., Class A*	3,700	4,494
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,900	5,889
3SBio, Inc., 144A*	9,586	8,909
AAC Technologies Holdings, Inc.	3,567	10,023
Advanced Micro-Fabrication Equipment, Inc., China, Class A	350	8,321
AECC Aviation Power Co. Ltd., Class A	1,000	5,032
Agricultural Bank of China Ltd., Class A	28,900	14,802
Agricultural Bank of China Ltd., Class H	157,970	58,445
Aier Eye Hospital Group Co. Ltd., Class A	4,061	9,695
Air China Ltd., Class A*	6,900	7,792
Air China Ltd., Class H*	9,926	6,684
Akeso, Inc., 144A*	3,369	21,500
Alibaba Group Holding Ltd.*	89,585	834,344
Aluminum Corp. of China Ltd., Class A	7,300	5,659
Aluminum Corp. of China Ltd., Class H	18,664	9,223
Anhui Conch Cement Co. Ltd., Class A	1,200	3,862
Anhui Conch Cement Co. Ltd., Class H	6,575	15,387
Anhui Gujing Distillery Co. Ltd., Class A	100	3,618
Anhui Gujing Distillery Co. Ltd., Class B	526	7,986
ANTA Sports Products Ltd.	7,674	80,018
Asymchem Laboratories Tianjin Co. Ltd., Class A	280	5,642
Autohome, Inc., ADR	380	10,378
AviChina Industry & Technology Co. Ltd., Class H	21,908	9,929
Baidu, Inc., Class A*	12,672	188,345
Bank of Beijing Co. Ltd., Class A	11,100	7,036
Bank of China Ltd., Class A	16,800	9,380
Bank of China Ltd., Class H	432,156	158,781
Bank of Communications Co. Ltd., Class A	11,800	9,643
Bank of Communications Co. Ltd., Class H	49,744	29,357
Bank of Hangzhou Co. Ltd., Class A	3,700	5,147
Bank of Jiangsu Co. Ltd., Class A	11,600	10,746
Bank of Nanjing Co. Ltd., Class A	7,900	7,982
Bank of Ningbo Co. Ltd., Class A	2,210	7,088
Bank of Shanghai Co. Ltd., Class A	5,590	4,607
Baoshan Iron & Steel Co. Ltd., Class A	10,200	8,878
Beijing Kingsoft Office Software, Inc., Class A	256	10,810
Beijing Tongrentang Co. Ltd., Class A	100	744
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	203	1,387
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	10,800	7,632
Betta Pharmaceuticals Co. Ltd., Class A	400	3,190
BGI Genomics Co. Ltd., Class A	500	3,590
Bilibili, Inc., Class Z*	1,128	12,982

	Number of Shares	Value
China (Continued)
BOE Technology Group Co. Ltd., Class A	15,500	$8,394
BYD Co. Ltd., Class A	700	19,508
BYD Co. Ltd., Class H	5,799	155,901
BYD Electronic International Co. Ltd.	4,995	22,797
CGN Power Co. Ltd., Class H, 144A	82,381	19,827
Changchun High & New Technology Industry Group, Inc., Class A	200	4,503
Chaozhou Three-Circle Group Co. Ltd., Class A	1,100	4,513
China Cinda Asset Management Co. Ltd., Class H	54,699	5,322
China CITIC Bank Corp. Ltd., Class H	52,339	23,653
China Coal Energy Co. Ltd., Class H	5,298	4,490
China Communications Services Corp. Ltd., Class H	14,234	6,068
China Construction Bank Corp., Class A	4,300	3,851
China Construction Bank Corp., Class H	520,798	301,359
China CSSC Holdings Ltd., Class A	2,400	9,283
China Eastern Airlines Corp. Ltd., Class A*	8,400	4,937
China Energy Engineering Corp. Ltd., Class A	17,700	5,276
China Everbright Bank Co. Ltd., Class A	14,000	5,662
China Everbright Bank Co. Ltd., Class H	13,497	3,853
China Feihe Ltd., 144A	21,663	12,702
China Galaxy Securities Co. Ltd., Class A	1,470	2,573
China Galaxy Securities Co. Ltd., Class H	26,284	14,065
China Hongqiao Group Ltd.	14,641	11,940
China International Capital Corp. Ltd., Class H, 144A	8,796	13,918
China Jushi Co. Ltd., Class A	4,400	6,816
China Life Insurance Co. Ltd., Class A	700	2,943
China Life Insurance Co. Ltd., Class H	41,086	55,649
China Literature Ltd., 144A*	2,048	6,987
China Longyuan Power Group Corp. Ltd., Class H	21,208	15,883
China Mengniu Dairy Co. Ltd.*	17,015	53,367
China Merchants Bank Co. Ltd., Class A	7,600	30,618
China Merchants Bank Co. Ltd., Class H	21,031	73,502
China Merchants Energy Shipping Co. Ltd., Class A	6,700	5,635
China Merchants Securities Co. Ltd., Class A	4,200	8,269
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,300	3,354
China Minsheng Banking Corp. Ltd., Class A	13,500	7,273
China Minsheng Banking Corp. Ltd., Class H	28,896	9,655
China National Building Material Co. Ltd., Class H	15,893	7,081
China National Nuclear Power Co. Ltd., Class A	11,200	11,018
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,300	3,609
China Oilfield Services Ltd., Class H	10,996	11,825
China Pacific Insurance Group Co. Ltd., Class A	2,100	7,079

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
China (Continued)
China Pacific Insurance Group Co. Ltd., Class H	13,944	$29,454
China Petroleum & Chemical Corp., Class A	9,200	7,042
China Petroleum & Chemical Corp., Class H	135,133	69,545
China Railway Group Ltd., Class A	13,900	10,970
China Railway Group Ltd., Class H	18,491	8,120
China Resources Microelectronics Ltd., Class A	622	4,087
China Resources Mixc Lifestyle Services Ltd., 144A	3,535	13,373
China Resources Pharmaceutical Group Ltd., 144A	5,360	3,349
China Shenhua Energy Co. Ltd., Class A	2,690	11,854
China Shenhua Energy Co. Ltd., Class H	18,207	59,553
China Southern Airlines Co. Ltd., Class A*	10,000	8,606
China Southern Airlines Co. Ltd., Class H*	7,607	3,652
China State Construction Engineering Corp. Ltd., Class A	13,900	9,667
China Three Gorges Renewables Group Co. Ltd., Class A	12,800	8,239
China Tourism Group Duty Free Corp. Ltd., Class A	800	9,980
China Tourism Group Duty Free Corp. Ltd., Class H, 144A	620	6,747
China Tower Corp. Ltd., Class H, 144A	293,078	30,391
China United Network Communications Ltd., Class A	10,000	6,143
China Vanke Co. Ltd., Class A	3,300	5,283
China Vanke Co. Ltd., Class H	11,678	11,796
China Yangtze Power Co. Ltd., Class A	8,900	28,433
China Zhenhua Group Science & Technology Co. Ltd., Class A	600	5,426
Chinasoft International Ltd.*	14,445	12,371
Chongqing Brewery Co. Ltd., Class A	200	1,994
Chongqing Changan Automobile Co. Ltd., Class A	3,640	10,381
Chongqing Rural Commercial Bank Co. Ltd., Class A	7,100	4,044
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,200	10,952
CITIC Ltd.	29,803	28,081
CITIC Securities Co. Ltd., Class A	4,030	12,097
CITIC Securities Co. Ltd., Class H	8,619	17,897
CMOC Group Ltd., Class A	13,200	9,624
CMOC Group Ltd., Class H	15,252	8,708
Contemporary Amperex Technology Co. Ltd., Class A	1,578	36,877
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	2,600	4,795
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	6,660	6,463
COSCO SHIPPING Holdings Co. Ltd., Class A	6,330	8,867

	Number of Shares	Value
China (Continued)
COSCO SHIPPING Holdings Co. Ltd., Class H	18,876	$17,399
Country Garden Holdings Co. Ltd.*	60,195	6,781
Country Garden Services Holdings Co. Ltd.	11,992	11,330
CRRC Corp. Ltd., Class A	8,000	5,821
CRRC Corp. Ltd., Class H	22,253	8,974
CSC Financial Co. Ltd., Class A	1,960	7,071
CSPC Pharmaceutical Group Ltd.	52,024	46,954
Daqin Railway Co. Ltd., Class A	7,700	7,823
Daqo New Energy Corp., ADR*	388	9,180
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,008	3,667
Dongfang Electric Corp. Ltd., Class A	100	204
Dongfeng Motor Group Co. Ltd., Class H	23,713	11,900
East Buy Holding Ltd., 144A*	2,750	10,227
East Money Information Co. Ltd., Class A	5,134	10,518
Ecovacs Robotics Co. Ltd., Class A	200	1,196
ENN Energy Holdings Ltd.	4,157	28,844
Eve Energy Co. Ltd., Class A	900	5,314
Everbright Securities Co. Ltd., Class A	1,800	4,093
Flat Glass Group Co. Ltd., Class H	2,614	4,297
Focus Media Information Technology Co. Ltd., Class A	3,200	2,929
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,821	9,711
Fosun International Ltd.	21,044	11,989
Foxconn Industrial Internet Co. Ltd., Class A	4,600	9,720
Fuyao Glass Industry Group Co. Ltd., Class A	1,100	5,797
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,423	16,060
Ganfeng Lithium Group Co. Ltd., Class A	700	3,820
Ganfeng Lithium Group Co. Ltd., Class H, 144A	2,119	6,782
GD Power Development Co. Ltd., Class A	12,900	7,130
GDS Holdings Ltd., Class A*	4,320	5,619
Gemdale Corp., Class A	1,700	1,218
Genscript Biotech Corp.*	6,892	19,146
GF Securities Co. Ltd., Class A	2,000	4,033
GF Securities Co. Ltd., Class H	6,132	7,670
GigaDevice Semiconductor, Inc., Class A	168	2,212
Ginlong Technologies Co. Ltd., Class A	300	2,798
GoerTek, Inc., Class A	1,500	3,778
Goldwind Science & Technology Co. Ltd., Class A	4,300	5,235
Gotion High-tech Co. Ltd., Class A*	1,500	4,649
Great Wall Motor Co. Ltd., Class A	1,200	4,517
Great Wall Motor Co. Ltd., Class H	8,119	11,704
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,000	4,611
Greentown China Holdings Ltd.	4,920	5,234
Guangdong Haid Group Co. Ltd., Class A	400	2,474
Guanghui Energy Co. Ltd., Class A	2,500	2,540
Guangzhou Automobile Group Co. Ltd., Class A	3,800	5,275

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
China (Continued)
Guangzhou Automobile Group Co. Ltd., Class H	17,222	$7,981
Guangzhou Tinci Materials Technology Co. Ltd., Class A	800	2,709
Guosen Securities Co. Ltd., Class A	5,900	7,843
Guotai Junan Securities Co. Ltd., Class A	3,100	6,550
H World Group Ltd., ADR*	1,269	46,420
Haidilao International Holding Ltd., 144A	9,916	19,727
Haier Smart Home Co. Ltd., Class A	2,100	6,500
Haier Smart Home Co. Ltd., Class H	12,032	34,889
Hainan Airlines Holding Co. Ltd., Class A*	40,100	8,137
Haitian International Holdings Ltd.	4,489	11,436
Haitong Securities Co. Ltd., Class A	5,000	6,801
Haitong Securities Co. Ltd., Class H	14,205	7,965
Hangzhou First Applied Material Co. Ltd., Class A	784	2,549
Hangzhou Silan Microelectronics Co. Ltd., Class A	800	2,705
Hansoh Pharmaceutical Group Co. Ltd., 144A	7,293	14,770
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,100	4,018
Hengan International Group Co. Ltd.	3,819	13,934
Hengli Petrochemical Co. Ltd., Class A*	1,800	3,534
Hithink RoyalFlush Information Network Co. Ltd., Class A	400	7,863
Hoshine Silicon Industry Co. Ltd., Class A	500	3,475
Hoyuan Green Energy Co. Ltd., Class A	558	2,585
Hua Hong Semiconductor Ltd., 144A*	2,689	6,217
Huadian Power International Corp. Ltd., Class A	8,000	5,732
Huadong Medicine Co. Ltd., Class A	700	3,996
Hualan Biological Engineering, Inc., Class A	670	2,266
Huaneng Power International, Inc., Class A*	3,500	3,776
Huaneng Power International, Inc., Class H*	17,022	8,847
Huatai Securities Co. Ltd., Class A	1,700	3,409
Huatai Securities Co. Ltd., Class H, 144A	9,693	12,136
Huaxia Bank Co. Ltd., Class A	9,400	7,629
Huayu Automotive Systems Co. Ltd., Class A	1,700	4,139
Huizhou Desay Sv Automotive Co. Ltd., Class A	300	5,450
Hundsun Technologies, Inc., Class A	1,456	6,119
Hygeia Healthcare Holdings Co. Ltd., 144A	2,124	13,079
Hygon Information Technology Co. Ltd., Class A	639	6,418
Iflytek Co. Ltd., Class A	900	5,636
Imeik Technology Development Co. Ltd., Class A	100	4,262
Industrial & Commercial Bank of China Ltd., Class A	33,000	22,212

	Number of Shares	Value
China (Continued)
Industrial & Commercial Bank of China Ltd., Class H	353,454	$169,232
Industrial Bank Co. Ltd., Class A	8,800	17,979
Industrial Securities Co. Ltd., Class A	1,950	1,659
Ingenic Semiconductor Co. Ltd., Class A	300	2,857
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	32,600	6,980
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,600	1,412
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,100	8,008
Inner Mongolia Yitai Coal Co. Ltd., Class B*	10,900	15,500
Innovent Biologics, Inc., 144A*	5,347	31,351
iQIYI, Inc., ADR*	3,404	15,284
JA Solar Technology Co. Ltd., Class A	1,764	4,912
JD Health International, Inc., 144A*	5,531	26,376
JD Logistics, Inc., 144A*	13,732	16,859
JD.com, Inc., Class A	13,205	180,376
Jiangsu Eastern Shenghong Co. Ltd., Class A	2,200	3,116
Jiangsu Expressway Co. Ltd., Class H	8,873	7,986
Jiangsu Hengli Hydraulic Co. Ltd., Class A	600	4,727
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,600	17,471
Jiangsu King’s Luck Brewery JSC Ltd., Class A	1,100	8,286
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	700	11,424
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,300	2,361
Jiangxi Copper Co. Ltd., Class A	2,700	6,691
Jiangxi Copper Co. Ltd., Class H	3,974	5,637
Jinko Solar Co. Ltd., Class A	4,383	5,446
Kanzhun Ltd., ADR*	1,212	20,034
KE Holdings, Inc., ADR	3,589	57,173
Kingdee International Software Group Co. Ltd.*	15,602	21,691
Kingsoft Corp. Ltd.	5,845	18,707
Kuaishou Technology, 144A*	12,939	95,577
Kweichow Moutai Co. Ltd., Class A	400	100,278
Lenovo Group Ltd.	44,929	55,505
Lens Technology Co. Ltd., Class A	2,610	4,770
Lepu Medical Technology Beijing Co. Ltd., Class A	1,200	2,883
Li Auto, Inc., Class A*	6,095	113,765
Li Ning Co. Ltd.	12,557	34,964
Lingyi iTech Guangdong Co., Class A	3,100	2,902
Longfor Group Holdings Ltd., 144A	10,936	19,376
LONGi Green Energy Technology Co. Ltd., Class A	3,340	9,923
Lufax Holding Ltd., ADR	5,225	4,436
Luxshare Precision Industry Co. Ltd., Class A	3,349	14,917
Luzhou Laojiao Co. Ltd., Class A	600	17,422

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
China (Continued)
Mango Excellent Media Co. Ltd., Class A	1,200	$4,334
Maxscend Microelectronics Co. Ltd., Class A	160	3,101
Meituan, Class B, 144A*	28,567	331,337
Metallurgical Corp. of China Ltd., Class A	5,900	2,559
Microport Scientific Corp.*	3,646	5,844
Ming Yang Smart Energy Group Ltd., Class A	2,300	4,335
MINISO Group Holding Ltd.	2,200	14,772
Minth Group Ltd.	4,579	9,919
Montage Technology Co. Ltd., Class A	617	5,092
Muyuan Foods Co. Ltd., Class A	2,134	11,670
NARI Technology Co. Ltd., Class A	3,691	11,368
NAURA Technology Group Co. Ltd., Class A	200	6,564
NetEase, Inc.	10,740	242,400
New China Life Insurance Co. Ltd., Class A	1,300	5,685
New China Life Insurance Co. Ltd., Class H	4,257	8,447
New Hope Liuhe Co. Ltd., Class A*	1,400	1,959
New Oriental Education & Technology Group, Inc.*	8,270	66,752
Ninestar Corp., Class A	548	2,120
Ningbo Deye Technology Co. Ltd., Class A	180	1,588
Ningbo Tuopu Group Co. Ltd., Class A	500	5,156
Ningxia Baofeng Energy Group Co. Ltd., Class A	4,466	9,168
NIO, Inc., ADR*	7,771	56,495
Nongfu Spring Co. Ltd., Class H, 144A	10,781	61,556
Oppein Home Group, Inc., Class A	500	5,527
Orient Securities Co. Ltd., Class A	2,048	2,496
People’s Insurance Co. Group of China Ltd., Class A	5,600	3,957
People’s Insurance Co. Group of China Ltd., Class H	44,346	14,363
PetroChina Co. Ltd., Class A	7,700	7,736
PetroChina Co. Ltd., Class H	109,802	72,111
Pharmaron Beijing Co. Ltd., Class A	900	4,206
PICC Property & Casualty Co. Ltd., Class H	37,106	43,085
Ping An Bank Co. Ltd., Class A	6,600	8,940
Ping An Healthcare and Technology Co. Ltd., 144A*	2,085	4,660
Ping An Insurance Group Co. of China Ltd., Class A	4,400	25,121
Ping An Insurance Group Co. of China Ltd., Class H	36,683	169,061
Poly Developments and Holdings Group Co. Ltd., Class A	3,900	5,599
Pop Mart International Group Ltd., 144A	3,770	11,318
Postal Savings Bank of China Co. Ltd., Class A	14,000	8,600
Postal Savings Bank of China Co. Ltd., Class H, 144A	44,006	19,549

	Number of Shares	Value
China (Continued)
Power Construction Corp. of China Ltd., Class A	5,900	$4,120
Qifu Technology, Inc., ADR	515	7,993
Qinghai Salt Lake Industry Co. Ltd., Class A*	2,900	6,432
Rongsheng Petrochemical Co. Ltd., Class A	2,550	3,836
SAIC Motor Corp. Ltd., Class A	2,400	4,997
Sanan Optoelectronics Co. Ltd., Class A	1,700	3,302
Sangfor Technologies, Inc., Class A*	400	4,724
Sany Heavy Equipment International Holdings Co. Ltd.	6,832	7,102
Sany Heavy Industry Co. Ltd., Class A	2,800	5,348
Satellite Chemical Co. Ltd., Class A*	2,937	6,559
SDIC Power Holdings Co. Ltd., Class A	2,500	4,338
Seazen Holdings Co. Ltd., Class A*	2,500	4,485
SF Holding Co. Ltd., Class A	1,860	10,999
SG Micro Corp., Class A	195	2,447
Shaanxi Coal Industry Co. Ltd., Class A	4,700	12,812
Shandong Gold Mining Co. Ltd., Class A	2,200	7,142
Shandong Gold Mining Co. Ltd., Class H, 144A	4,780	9,436
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	900	3,759
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	13,432	12,742
Shanghai Baosight Software Co. Ltd., Class A	1,092	6,418
Shanghai Baosight Software Co. Ltd., Class B	4,056	7,633
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,100	4,295
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,018	6,676
Shanghai Junshi Biosciences Co. Ltd., Class A*	270	1,703
Shanghai M&G Stationery, Inc., Class A	800	4,448
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,300	3,267
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,214	7,556
Shanghai Pudong Development Bank Co. Ltd., Class A	9,300	8,915
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,160	3,725
Shanghai Rural Commercial Bank Co. Ltd., Class A	7,000	5,613
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,600	2,179
Shanxi Meijin Energy Co. Ltd., Class A*	3,100	3,136
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	420	14,039
Shenwan Hongyuan Group Co. Ltd., Class A	11,900	7,510
Shenzhen Dynanonic Co. Ltd., Class A	320	2,893
Shenzhen Inovance Technology Co. Ltd., Class A	1,050	9,699

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
China (Continued)
Shenzhen Kangtai Biological Products Co. Ltd., Class A	896	$4,027
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	445	18,113
Shenzhen SC New Energy Technology Corp., Class A	300	2,952
Shenzhen Transsion Holdings Co. Ltd., Class A	633	9,803
Shenzhou International Group Holdings Ltd.	4,510	45,266
Sichuan Chuantou Energy Co. Ltd., Class A	1,900	3,797
Sichuan Road & Bridge Group Co. Ltd., Class A	3,920	4,235
Silergy Corp.	1,844	25,086
Sinopharm Group Co. Ltd., Class H	8,105	20,109
Sinotruk Hong Kong Ltd.	5,649	11,716
Smoore International Holdings Ltd., 144A	10,110	8,814
StarPower Semiconductor Ltd., Class A	100	2,635
Sungrow Power Supply Co. Ltd., Class A	500	5,821
Sunny Optical Technology Group Co. Ltd.	3,609	34,259
SUPCON Technology Co. Ltd., Class A	248	1,520
Suzhou Maxwell Technologies Co. Ltd., Class A	160	2,418
TAL Education Group, ADR*	2,073	25,975
TBEA Co. Ltd., Class A	1,950	3,801
TCL Technology Group Corp., Class A*	1,280	749
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,375	3,209
Tencent Holdings Ltd.	36,667	1,534,970
Tencent Music Entertainment Group, ADR*	3,659	31,138
Tianma Microelectronics Co. Ltd., Class A*	1,000	1,521
Tianqi Lithium Corp., Class A	800	5,606
Tingyi Cayman Islands Holding Corp.	13,235	16,655
Tongcheng Travel Holdings Ltd.*	5,989	11,025
Tongwei Co. Ltd., Class A	1,700	5,828
Topsports International Holdings Ltd., 144A	16,911	13,747
TravelSky Technology Ltd., Class H	4,346	7,333
Trina Solar Co. Ltd., Class A	1,184	4,467
Trip.com Group Ltd.*	3,114	109,470
Tsingtao Brewery Co. Ltd., Class A	200	2,087
Tsingtao Brewery Co. Ltd., Class H	4,040	26,688
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	475	4,816
Uni-President China Holdings Ltd.	10,252	6,562
Unisplendour Corp. Ltd., Class A*	1,880	5,317
Vipshop Holdings Ltd., ADR*	1,999	32,044
Walvax Biotechnology Co. Ltd., Class A	900	3,116
Wanhua Chemical Group Co. Ltd., Class A	1,021	11,523
Weibo Corp., ADR	333	3,367
Weichai Power Co. Ltd., Class A	2,100	4,379

	Number of Shares	Value
China (Continued)
Weichai Power Co. Ltd., Class H	7,703	$14,161
Wens Foodstuffs Group Co. Ltd., Class A	2,440	6,576
Will Semiconductor Co. Ltd., Class A	540	8,179
Wingtech Technology Co. Ltd., Class A*	397	2,679
Wuliangye Yibin Co. Ltd., Class A	1,200	25,046
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,500	4,339
WuXi AppTec Co. Ltd., Class A	920	10,634
WuXi AppTec Co. Ltd., Class H, 144A	2,094	24,529
Wuxi Biologics Cayman, Inc., 144A*	21,529	119,892
Xiaomi Corp., Class B, 144A*	83,432	166,836
Xinjiang Daqo New Energy Co. Ltd., Class A	1,551	6,683
Xinyi Solar Holdings Ltd.	24,569	14,122
XPeng, Inc., Class A*	5,888	50,654
Xtep International Holdings Ltd.	8,580	4,954
Yadea Group Holdings Ltd., 144A	6,987	13,113
Yankuang Energy Group Co. Ltd., Class A	1,050	3,019
Yankuang Energy Group Co. Ltd., Class H	14,244	26,477
Yifeng Pharmacy Chain Co. Ltd., Class A	840	4,481
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	4,885
YongXing Special Materials Technology Co. Ltd., Class A	390	2,400
Yonyou Network Technology Co. Ltd., Class A	1,700	3,975
YTO Express Group Co. Ltd., Class A	900	1,656
Yum China Holdings, Inc.	2,265	97,803
Yunnan Baiyao Group Co. Ltd., Class A	560	3,944
Yunnan Energy New Material Co. Ltd., Class A	300	2,471
Zai Lab Ltd.*	5,802	15,784
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	7,074
Zhaojin Mining Industry Co. Ltd., Class H	8,439	10,933
Zhejiang Chint Electrics Co. Ltd., Class A	1,200	3,683
Zhejiang Dahua Technology Co. Ltd., Class A	3,600	9,738
Zhejiang Expressway Co. Ltd., Class H	5,816	3,686
Zhejiang Huayou Cobalt Co. Ltd., Class A	650	2,920
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	600	3,625
Zhejiang Leapmotor Technology Co. Ltd., 144A*	2,532	12,998
Zhejiang NHU Co. Ltd., Class A	2,160	5,145
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	5,473	13,803
Zhongji Innolight Co. Ltd., Class A	600	7,970
Zhongsheng Group Holdings Ltd.	3,824	9,155
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,305	10,451
Zijin Mining Group Co. Ltd., Class A	6,800	11,590
Zijin Mining Group Co. Ltd., Class H	34,308	54,374
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,400	3,971
ZTE Corp., Class A	1,512	5,423

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
China (Continued)
ZTE Corp., Class H	3,477	$7,585
ZTO Express Cayman, Inc., ADR	2,213	49,394

(Cost $11,747,244)		9,472,589

Colombia — 0.0%
Bancolombia SA	1,292	10,205
Interconexion Electrica SA ESP	2,692	10,163

(Cost $24,936)		20,368

Cyprus — 0.0%
TCS Group Holding PLC, GDR* (b)
(Cost $34,897)	608	0

Czech Republic — 0.0%
CEZ AS	925	40,920
Komercni Banka AS	414	12,818
Moneta Money Bank AS, 144A	1,846	7,216

(Cost $44,151)		60,954

Denmark — 2.1%
A.P. Moller — Maersk A/S, Class A	15	23,238
A.P. Moller — Maersk A/S, Class B	26	41,001
Carlsberg A/S, Class B	571	70,701
Chr Hansen Holding A/S	622	49,734
Coloplast A/S, Class B	746	88,013
Danske Bank A/S	3,671	94,983
Demant A/S*	659	27,943
DSV A/S	1,016	152,875
Genmab A/S*	373	117,695
Novo Nordisk A/S, Class B	17,960	1,823,889
Novozymes A/S, Class B	1,088	56,412
Orsted AS, 144A	976	45,945
Pandora A/S	496	66,933
ROCKWOOL A/S, Class B	64	17,279
Tryg A/S	2,057	44,362
Vestas Wind Systems A/S*	5,535	153,200

(Cost $1,439,489)		2,874,203

Egypt — 0.0%
Commercial International Bank — Egypt (CIB)	15,165	37,888
Eastern Co. SAE	4,376	3,668

(Cost $32,658)		41,556

Finland — 0.7%
Elisa OYJ	869	38,858
Fortum OYJ	2,567	36,003
Kesko OYJ, Class B	1,624	31,032
Kone OYJ, Class B	1,822	80,897
Metso Corp. OYJ	3,905	38,383
Neste OYJ	2,319	88,045
Nokia OYJ	29,278	102,555
Nordea Bank Abp	17,843	199,190
Orion OYJ, Class B	634	25,148
Sampo OYJ, Class A	2,404	105,063
Stora Enso OYJ, Class R	3,350	43,429
UPM-Kymmene OYJ	2,712	94,701
Wartsila OYJ Abp	2,903	40,004

(Cost $996,464)		923,308

	Number of Shares	Value
France — 7.4%
Accor SA	985	$34,106
Aeroports de Paris SA	174	21,421
Air Liquide SA	2,836	536,518
Airbus SE	3,218	477,081
Alstom SA	1,868	23,119
Amundi SA, 144A	378	23,247
Arkema SA	368	37,357
AXA SA	9,915	308,611
BioMerieux	238	25,585
BNP Paribas SA	5,637	354,470
Bollore SE	3,588	20,485
Bouygues SA	1,042	39,596
Bureau Veritas SA	1,752	42,356
Capgemini SE	821	168,008
Carrefour SA	3,166	59,947
Cie de Saint-Gobain SA	2,529	164,646
Cie Generale des Etablissements Michelin SCA	3,838	128,714
Covivio SA REIT	186	9,074
Credit Agricole SA	5,438	71,161
Danone SA	3,613	231,914
Dassault Aviation SA	152	30,178
Dassault Systemes SE	3,746	175,191
Edenred SE	1,429	77,773
Eiffage SA	345	34,925
Engie SA	9,843	170,547
EssilorLuxottica SA	1,630	310,708
Eurazeo SE	248	18,586
Gecina SA REIT	216	23,888
Getlink SE	1,924	35,121
Hermes International SCA	176	364,799
Ipsen SA	219	24,672
Kering SA	420	179,988
Klepierre SA REIT	1,245	31,305
La Francaise des Jeux SAEM, 144A	466	16,840
Legrand SA	1,401	134,840
L’Oreal SA	1,319	618,872
LVMH Moet Hennessy Louis Vuitton SE	1,520	1,162,632
Orange SA	10,024	123,339
Pernod Ricard SA	1,127	194,500
Publicis Groupe SA	1,222	103,193
Remy Cointreau SA	132	15,697
Renault SA	1,162	45,521
Safran SA	1,830	320,745
Sanofi SA	6,335	589,302
Sartorius Stedim Biotech	145	32,577
Schneider Electric SE	2,959	543,104
SEB SA	165	18,768
Societe Generale SA	3,896	97,856
Sodexo SA	462	49,484
STMicroelectronics NV	3,923	185,561
Teleperformance SE	331	46,316
Thales SA	543	80,945
TotalEnergies SE	12,545	850,175
Unibail-Rodamco-Westfield REIT*	649	41,242
Veolia Environnement SA	3,870	121,783
Vinci SA	2,782	340,068

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
France (Continued)
Vivendi SE	3,875	$36,637
Worldline SA, 144A*	1,243	19,260

(Cost $7,576,428)		10,044,354

Germany — 5.1%
adidas AG	912	190,740
Allianz SE	2,217	556,485
BASF SE	4,968	230,826
Bayer AG	5,495	187,574
Bayerische Motoren Werke AG	1,754	182,503
Bechtle AG	466	23,069
Beiersdorf AG	579	81,112
Brenntag SE	766	66,103
Carl Zeiss Meditec AG	246	22,043
Commerzbank AG	5,399	66,085
Continental AG	651	50,326
Covestro AG, 144A*	1,012	53,095
Daimler Truck Holding AG	2,907	94,390
Delivery Hero SE, 144A*	879	27,847
Deutsche Bank AG (c)	10,874	135,242
Deutsche Boerse AG	1,056	200,350
Deutsche Lufthansa AG*	4,050	35,179
Deutsche Post AG	5,303	248,441
Deutsche Telekom AG	18,075	432,350
E.ON SE	11,941	155,129
Evonik Industries AG	897	16,745
Fresenius Medical Care AG & Co. KGaA	1,152	47,186
Fresenius SE & Co. KGaA	2,261	71,593
GEA Group AG	769	28,226
Hannover Rueck SE	347	82,718
Heidelberg Materials AG	814	66,276
HelloFresh SE*	935	14,269
Henkel AG & Co. KGaA	577	40,246
Infineon Technologies AG	7,037	272,305
Knorr-Bremse AG	426	26,663
LEG Immobilien SE*	463	35,349
Mercedes-Benz Group AG	4,492	291,319
Merck KGaA	709	123,595
MTU Aero Engines AG	322	65,806
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	754	320,741
Nemetschek SE	340	29,622
Puma SE	610	39,295
Rational AG	32	20,464
Rheinmetall AG	245	73,604
RWE AG	3,397	145,576
SAP SE	5,741	909,116
Scout24 SE, 144A	427	29,747
Siemens AG	4,153	696,164
Siemens Energy AG*	2,893	34,262
Siemens Healthineers AG, 144A	1,483	85,458
Symrise AG	720	80,880
Talanx AG	349	25,301
Volkswagen AG	185	23,963
Vonovia SE	4,162	115,614
Wacker Chemie AG	111	13,569
Zalando SE, 144A*	1,332	31,695

(Cost $6,297,096)		6,896,256

	Number of Shares	Value
Greece — 0.1%
Alpha Services and Holdings SA*	12,017	$20,406
Eurobank Ergasias Services and Holdings SA*	16,513	30,395
Hellenic Telecommunications Organization SA	1,100	16,128
JUMBO SA	804	21,039
Motor Oil Hellas Corinth Refineries SA	140	3,779
Mytilineos SA	568	22,715
National Bank of Greece SA*	4,341	29,683
OPAP SA	1,006	16,097
Piraeus Financial Holdings SA*	4,844	17,189
Public Power Corp. SA*	1,163	13,672

(Cost $140,541)		191,103

Hong Kong — 1.8%
AIA Group Ltd.	62,579	539,965
Alibaba Health Information Technology Ltd.*	25,048	14,237
Beijing Enterprises Holdings Ltd.	4,754	15,763
Beijing Enterprises Water Group Ltd.	29,600	5,949
BOC Hong Kong Holdings Ltd.	20,760	55,546
Bosideng International Holdings Ltd.	14,160	5,946
Budweiser Brewing Co. APAC Ltd., 144A	10,027	17,740
C&D International Investment Group Ltd.	4,673	9,548
China Everbright Environment Group Ltd.	26,229	8,630
China Gas Holdings Ltd.	19,769	18,121
China Medical System Holdings Ltd.	8,280	15,921
China Merchants Port Holdings Co. Ltd.	8,916	11,414
China Overseas Land & Investment Ltd.	20,926	38,684
China Overseas Property Holdings Ltd.	9,399	7,653
China Power International Development Ltd.	32,211	11,835
China Resources Beer Holdings Co. Ltd.	8,382	37,772
China Resources Gas Group Ltd.	5,528	17,338
China Resources Land Ltd.	16,909	61,910
China Resources Power Holdings Co. Ltd.	11,465	22,104
China Ruyi Holdings Ltd.*	10,522	2,384
China State Construction International Holdings Ltd.	5,764	6,685
China Taiping Insurance Holdings Co. Ltd.	8,417	7,629
China Traditional Chinese Medicine Holdings Co. Ltd.	18,429	9,437
Chow Tai Fook Jewellery Group Ltd.	11,774	17,093
CK Asset Holdings Ltd.	10,635	50,443
CK Hutchison Holdings Ltd.	14,322	71,781
CK Infrastructure Holdings Ltd.	4,782	23,692
CLP Holdings Ltd.	8,608	66,946
COSCO SHIPPING Ports Ltd.	8,299	5,578
ESR Group Ltd., 144A	14,864	19,105
Far East Horizon Ltd.	11,701	8,583
Futu Holdings Ltd., ADR*	290	15,637
Galaxy Entertainment Group Ltd.	11,799	61,024
GCL Technology Holdings Ltd.	124,733	16,607
Geely Automobile Holdings Ltd.	31,985	34,846

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
Guangdong Investment Ltd.	16,239	$11,268
Hang Lung Properties Ltd.	11,594	15,496
Hang Seng Bank Ltd.	3,577	39,611
Henderson Land Development Co. Ltd.	8,011	21,793
HKT Trust & HKT Ltd. (a)	19,553	20,851
Hong Kong & China Gas Co. Ltd.	58,802	40,424
Hong Kong Exchanges & Clearing Ltd.	6,884	244,293
Hongkong Land Holdings Ltd.	4,700	15,134
Jardine Matheson Holdings Ltd.	921	35,560
Kingboard Holdings Ltd.	3,978	9,574
Kingboard Laminates Holdings Ltd.	6,739	5,867
Kunlun Energy Co. Ltd.	15,278	14,122
Link REIT	14,095	69,651
MTR Corp. Ltd.	7,996	28,662
New World Development Co. Ltd.	9,515	14,154
Nine Dragons Paper Holdings Ltd.*	11,423	5,718
Orient Overseas International Ltd.	824	9,911
Power Assets Holdings Ltd.	8,161	42,574
Prudential PLC	15,592	169,874
Sino Biopharmaceutical Ltd.	53,674	26,386
Sino Land Co. Ltd.	16,821	16,947
SITC International Holdings Co. Ltd.	7,529	11,374
Sun Hung Kai Properties Ltd.	7,552	74,106
Swire Pacific Ltd., Class A	1,874	12,163
Swire Properties Ltd.	8,946	17,385
Techtronic Industries Co. Ltd.	7,328	74,394
Vinda International Holdings Ltd.	3,130	8,014
Want Want China Holdings Ltd.	26,923	15,751
WH Group Ltd., 144A	39,827	25,595
Wharf Holdings Ltd.	5,335	13,865
Wharf Real Estate Investment Co. Ltd.	10,016	31,607
Xinyi Glass Holdings Ltd.	11,133	12,813
Yuexiu Property Co. Ltd.	11,555	10,532

(Cost $3,167,657)		2,499,015

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	2,264	18,026
OTP Bank Nyrt	1,369	56,913
Richter Gedeon Nyrt	579	14,593

(Cost $84,381)		89,532

India — 4.4%
ABB India Ltd.	364	19,291
Adani Enterprises Ltd.	873	24,690
Adani Green Energy Ltd.*	1,907	23,526
Adani Ports & Special Economic Zone Ltd.	2,531	25,054
Adani Power Ltd.*	4,860	25,147
Ambuja Cements Ltd.	3,761	19,810
APL Apollo Tubes Ltd.	732	14,814
Apollo Hospitals Enterprise Ltd.	582	38,586
Ashok Leyland Ltd.	4,707	10,338
Asian Paints Ltd.	1,897	70,970
Astral Ltd.	804	18,797
AU Small Finance Bank Ltd., 144A	1,340	11,913
Aurobindo Pharma Ltd.	1,823	22,768
Avenue Supermarts Ltd., 144A*	813	38,506

	Number of Shares	Value
India (Continued)
Axis Bank Ltd.	12,277	$158,148
Bajaj Auto Ltd.	375	27,388
Bajaj Finance Ltd.	1,410	120,415
Bajaj Finserv Ltd.	2,280	45,754
Bajaj Holdings & Investment Ltd.	177	15,613
Balkrishna Industries Ltd.	426	13,161
Bandhan Bank Ltd., 144A	3,700	10,032
Bank of Baroda	4,743	11,210
Berger Paints India Ltd.	1,440	9,918
Bharat Electronics Ltd.	21,515	37,641
Bharat Forge Ltd.	1,102	14,803
Bharat Petroleum Corp. Ltd.	3,897	20,360
Bharti Airtel Ltd.	11,993	145,926
Britannia Industries Ltd.	588	34,215
CG Power & Industrial Solutions Ltd.	2,517	13,564
Cholamandalam Investment and Finance Co. Ltd.	2,409	32,280
Cipla Ltd.	3,005	43,684
Coal India Ltd.	8,686	35,637
Colgate-Palmolive India Ltd.	694	18,277
Container Corp. Of India Ltd.	1,452	13,511
Cummins India Ltd.	901	20,626
Dabur India Ltd.	3,991	25,750
Divi’s Laboratories Ltd.	734	33,347
DLF Ltd.	3,332	25,006
Dr. Reddy’s Laboratories Ltd.	626	43,449
Eicher Motors Ltd.	766	35,794
GAIL India Ltd.	13,881	21,955
Godrej Consumer Products Ltd.	1,827	22,088
Godrej Properties Ltd.*	767	17,261
Grasim Industries Ltd.	1,167	28,064
Havells India Ltd.	1,403	21,916
HCL Technologies Ltd.	5,302	85,252
HDFC Asset Management Co. Ltd., 144A	617	21,971
HDFC Bank Ltd.	15,380	287,484
HDFC Life Insurance Co. Ltd., 144A	5,058	41,895
Hero MotoCorp Ltd.	692	31,690
Hindalco Industries Ltd.	6,994	43,246
Hindustan Aeronautics Ltd.	1,020	29,108
Hindustan Petroleum Corp. Ltd.*	3,845	16,017
Hindustan Unilever Ltd.	4,481	136,780
ICICI Bank Ltd.	28,509	319,622
ICICI Lombard General Insurance Co. Ltd., 144A	1,437	25,503
ICICI Prudential Life Insurance Co. Ltd., 144A	2,368	15,975
IDFC First Bank Ltd.*	20,403	20,845
Indian Hotels Co. Ltd.	5,027	25,420
Indian Oil Corp. Ltd.	15,346	20,564
Indian Railway Catering & Tourism Corp. Ltd.	1,558	13,185
Indraprastha Gas Ltd.	1,513	7,059
IndusInd Bank Ltd.	1,168	20,534
Info Edge India Ltd.	447	24,715
Infosys Ltd.	17,827	311,066
InterGlobe Aviation Ltd., 144A*	612	19,854
ITC Ltd.	15,775	82,437

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
India (Continued)
Jindal Steel & Power Ltd.	2,591	$20,841
Jio Financial Services Ltd.*	16,397	45,105
JSW Steel Ltd.	3,244	31,163
Jubilant Foodworks Ltd.	2,564	17,244
Kotak Mahindra Bank Ltd.	6,043	127,206
Larsen & Toubro Ltd.	3,699	137,911
LTIMindtree Ltd., 144A	488	32,399
Lupin Ltd.	1,289	19,799
Macrotech Developers Ltd., 144A	1,101	11,641
Mahindra & Mahindra Ltd.	4,706	92,984
Marico Ltd.	3,283	21,205
Maruti Suzuki India Ltd.	763	97,063
Max Healthcare Institute Ltd.	4,561	34,773
Mphasis Ltd.	553	15,614
MRF Ltd.	13	17,410
Muthoot Finance Ltd.	756	13,434
Nestle India Ltd.	177	51,440
NTPC Ltd.	24,064	75,400
Oil & Natural Gas Corp. Ltd.	17,431	40,749
Page Industries Ltd.	35	15,638
Persistent Systems Ltd.	247	18,956
Petronet LNG Ltd.	3,652	8,881
PI Industries Ltd.	355	16,052
Pidilite Industries Ltd.	770	23,567
Polycab India Ltd.	210	13,265
Power Finance Corp. Ltd.	8,261	33,175
Power Grid Corp. of India Ltd.	23,242	58,235
REC Ltd.	6,811	28,479
Reliance Industries Ltd.	16,566	472,276
Samvardhana Motherson International Ltd.	11,778	13,001
SBI Cards & Payment Services Ltd.	1,384	12,267
SBI Life Insurance Co. Ltd., 144A	2,079	35,781
Shree Cement Ltd.	38	12,185
Shriram Finance Ltd.	1,649	39,690
Siemens Ltd.	413	18,114
Sona Blw Precision Forgings Ltd., 144A	2,705	18,100
SRF Ltd.	900	25,549
State Bank of India	10,321	69,895
Sun Pharmaceutical Industries Ltd.	5,281	77,628
Supreme Industries Ltd.	378	20,085
Suzlon Energy Ltd.*	47,143	23,036
Tata Communications Ltd.	497	10,165
Tata Consultancy Services Ltd.	5,100	213,287
Tata Consumer Products Ltd.	3,294	37,159
Tata Elxsi Ltd.	210	20,782
Tata Motors Ltd.	8,613	72,958
Tata Motors Ltd., Class A	2,106	12,066
Tata Power Co. Ltd.	8,029	25,793
Tata Steel Ltd.	39,753	60,969
Tech Mahindra Ltd.	3,009	44,054
Titan Co. Ltd.	1,960	82,039
Torrent Pharmaceuticals Ltd.	496	12,648
Trent Ltd.	1,162	38,834
Tube Investments of India Ltd.	613	24,745
TVS Motor Co. Ltd.	1,211	27,075
UltraTech Cement Ltd.	660	71,257

	Number of Shares	Value
India (Continued)
United Spirits Ltd.	1,860	$23,393
UPL Ltd.	2,858	19,557
Varun Beverages Ltd.	2,890	38,294
Vedanta Ltd.	2,680	7,499
Wipro Ltd.	6,579	32,586
Yes Bank Ltd.*	56,316	13,067
Zomato Ltd.*	26,626	37,851

(Cost $4,538,886)		5,964,539

Indonesia — 0.5%
Amman Mineral Internasional PT*	30,420	14,121
Aneka Tambang Tbk	47,388	5,316
GoTo Gojek Tokopedia Tbk PT*	3,970,237	24,830
PT Adaro Energy Indonesia Tbk	82,036	13,858
PT Astra International Tbk	100,569	35,014
PT Bank Central Asia Tbk	302,998	175,332
PT Bank Mandiri Persero Tbk	208,878	78,784
PT Bank Negara Indonesia Persero Tbk	82,728	28,136
PT Bank Rakyat Indonesia Persero Tbk	368,084	125,187
PT Barito Pacific Tbk	142,535	9,603
PT Charoen Pokphand Indonesia Tbk	46,010	15,426
PT Indah Kiat Pulp & Paper Tbk	20,659	11,688
PT Indofood CBP Sukses Makmur Tbk	15,127	11,265
PT Indofood Sukses Makmur Tbk	13,056	5,408
PT Kalbe Farma Tbk	126,870	13,211
PT Merdeka Copper Gold Tbk*	79,644	12,992
PT Sarana Menara Nusantara Tbk	163,488	10,541
PT Semen Indonesia Persero Tbk	26,264	11,007
PT Sumber Alfaria Trijaya Tbk	109,079	20,184
PT Telkom Indonesia Persero Tbk	276,435	67,015
PT Unilever Indonesia Tbk	51,686	12,163
PT United Tractors Tbk	11,193	15,804

(Cost $646,699)		716,885

Ireland — 1.2%
AerCap Holdings NV*	1,118	76,270
AIB Group PLC	8,201	37,975
Bank of Ireland Group PLC	5,757	53,829
CRH PLC	3,877	244,041
DCC PLC	571	38,508
Experian PLC	5,176	189,695
Flutter Entertainment PLC*	976	152,185
James Hardie Industries PLC CDI*	2,457	79,095
Kerry Group PLC, Class A	901	72,791
Kingspan Group PLC	885	70,130
PDD Holdings, Inc., ADR*	3,287	484,635
Smurfit Kappa Group PLC	1,454	55,077

(Cost $1,081,843)		1,554,231

Israel — 0.4%
Azrieli Group Ltd.	249	14,436
Bank Hapoalim BM	7,104	60,001
Bank Leumi Le-Israel BM	8,675	64,991
Check Point Software Technologies Ltd.*	545	79,570
CyberArk Software Ltd.*	225	44,836
Elbit Systems Ltd.	143	28,468
Global-e Online Ltd.*	565	19,351
ICL Group Ltd.	4,138	20,786

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Israel (Continued)
Israel Discount Bank Ltd., Class A	5,941	$28,616
Mizrahi Tefahot Bank Ltd.	999	35,614
Monday.com Ltd.*	122	21,940
Nice Ltd.*	335	64,347
Teva Pharmaceutical Industries Ltd., ADR*	6,161	60,501
Wix.com Ltd.*	337	34,206

(Cost $581,101)		577,663

Italy — 1.5%
Amplifon SpA	725	22,515
Assicurazioni Generali SpA	5,454	112,827
Banco BPM SpA	5,975	33,000
Davide Campari-Milano NV	3,324	36,254
DiaSorin SpA	150	14,195
Enel SpA	45,393	320,475
Eni SpA	12,551	207,222
Ferrari NV	691	248,662
FinecoBank Banca Fineco SpA	3,520	47,377
Infrastrutture Wireless Italiane SpA, 144A	2,148	26,467
Intesa Sanpaolo SpA	85,643	246,247
Leonardo SpA	2,095	32,085
Mediobanca Banca di Credito Finanziario SpA	2,730	32,019
Moncler SpA	1,076	59,592
Nexi SpA, 144A*	3,229	25,131
Poste Italiane SpA, 144A	2,858	30,724
Prysmian SpA	1,468	56,454
Recordati Industria Chimica e Farmaceutica SpA	624	30,001
Snam SpA	11,803	59,394
Telecom Italia SpA*	59,521	17,273
Terna — Rete Elettrica Nazionale	8,322	66,997
UniCredit SpA	8,711	236,906

(Cost $1,551,875)		1,961,817

Japan — 14.2%
Advantest Corp.	4,000	126,292
Aeon Co. Ltd.	3,500	72,262
AGC, Inc.	1,200	43,464
Aisin Corp.	800	29,413
Ajinomoto Co., Inc.	2,500	93,181
ANA Holdings, Inc.*	1,000	20,585
Asahi Group Holdings Ltd.	2,700	99,342
Asahi Intecc Co. Ltd.	1,300	25,135
Asahi Kasei Corp.	5,600	38,772
Astellas Pharma, Inc.	9,900	120,027
Azbil Corp.	900	28,968
Bandai Namco Holdings, Inc.	3,300	65,506
BayCurrent Consulting, Inc.	800	26,850
Bridgestone Corp.	3,100	127,504
Brother Industries Ltd.	1,519	25,573
Canon, Inc.	5,700	146,364
Capcom Co. Ltd.	1,100	36,971
Central Japan Railway Co.	4,000	95,778
Chiba Bank Ltd.	3,800	28,360

	Number of Shares	Value
Japan (Continued)
Chubu Electric Power Co., Inc.	3,700	$45,595
Chugai Pharmaceutical Co. Ltd.	3,664	128,954
Concordia Financial Group Ltd.	6,100	28,550
Dai Nippon Printing Co. Ltd.	1,000	28,012
Daifuku Co. Ltd.	1,800	33,788
Dai-ichi Life Holdings, Inc.	5,400	112,218
Daiichi Sankyo Co. Ltd.	10,326	278,592
Daikin Industries Ltd.	1,413	211,149
Daito Trust Construction Co. Ltd.	300	32,983
Daiwa House Industry Co. Ltd.	3,271	92,641
Daiwa House REIT Investment Corp. REIT	10	17,793
Daiwa Securities Group, Inc.	7,800	50,264
Denso Corp.	9,400	146,713
Dentsu Group, Inc.	900	24,191
Disco Corp.	523	113,200
East Japan Railway Co.	1,570	84,663
Eisai Co. Ltd.	1,400	72,446
ENEOS Holdings, Inc.	16,393	64,617
FANUC Corp.	5,425	150,536
Fast Retailing Co. Ltd.	948	239,717
Fuji Electric Co. Ltd.	600	25,095
FUJIFILM Holdings Corp.	2,100	122,663
Fujitsu Ltd.	1,000	142,452
GLP J REIT	19	17,903
Hamamatsu Photonics KK	700	27,649
Hankyu Hanshin Holdings, Inc.	1,200	36,188
Hikari Tsushin, Inc.	100	15,507
Hirose Electric Co. Ltd.	205	22,884
Hitachi Construction Machinery Co. Ltd.	600	15,520
Hitachi Ltd.	5,141	356,638
Honda Motor Co. Ltd.	25,629	260,854
Hoshizaki Corp.	656	20,836
Hoya Corp.	1,978	222,335
Hulic Co. Ltd.	2,800	27,724
Ibiden Co. Ltd.	600	28,616
Idemitsu Kosan Co. Ltd.	1,232	33,704
Iida Group Holdings Co. Ltd.	800	11,925
Inpex Corp.	5,200	73,304
Isuzu Motors Ltd.	3,300	43,526
ITOCHU Corp.	6,500	251,565
Japan Airlines Co. Ltd.	900	17,064
Japan Exchange Group, Inc.	3,000	61,089
Japan Metropolitan Fund Invest REIT	45	29,897
Japan Post Bank Co. Ltd.	8,200	80,722
Japan Post Holdings Co. Ltd.	10,899	95,897
Japan Post Insurance Co. Ltd.	1,100	20,515
Japan Real Estate Investment Corp. REIT	7	27,148
Japan Tobacco, Inc.	6,588	168,899
JFE Holdings, Inc.	2,700	39,700
JSR Corp.	1,100	30,189
Kajima Corp.	2,500	39,399
Kansai Electric Power Co., Inc.	3,600	47,859
Kao Corp.	2,611	100,312
Kawasaki Kisen Kaisha Ltd.	700	24,499
KDDI Corp.	8,200	255,801
KDX Realty Investment Corp. REIT	24	27,438

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Keisei Electric Railway Co. Ltd.	800	$32,160
Keyence Corp.	1,044	446,091
Kikkoman Corp.	700	42,800
Kintetsu Group Holdings Co. Ltd.	1,000	27,964
Kirin Holdings Co. Ltd.	4,200	59,122
Kobe Bussan Co. Ltd.	800	21,066
Koei Tecmo Holdings Co. Ltd.	520	6,350
Koito Manufacturing Co. Ltd.	1,200	18,102
Komatsu Ltd.	5,000	127,209
Konami Group Corp.	600	29,603
Kose Corp.	200	14,117
Kubota Corp.	5,500	78,608
Kyocera Corp.	1,684	93,025
Kyowa Kirin Co. Ltd.	1,700	27,943
Lasertec Corp.	400	89,141
LY Corp.	15,300	44,437
M3, Inc.	2,442	40,280
Makita Corp.	1,400	37,054
Marubeni Corp.	8,200	127,596
MatsukiyoCocokara & Co.	1,800	31,002
Mazda Motor Corp.	3,200	34,070
McDonald’s Holdings Co. Japan Ltd.	400	17,024
MEIJI Holdings Co. Ltd.	1,400	32,323
MINEBEA MITSUMI, Inc.	2,200	41,742
MISUMI Group, Inc.	1,400	22,663
Mitsubishi Chemical Group Corp.	7,300	47,687
Mitsubishi Corp.	6,444	299,294
Mitsubishi Electric Corp.	10,700	144,991
Mitsubishi Estate Co. Ltd.	6,500	87,530
Mitsubishi HC Capital, Inc.	4,000	26,019
Mitsubishi Heavy Industries Ltd.	1,700	94,804
Mitsubishi UFJ Financial Group, Inc.	62,500	529,054
Mitsui & Co. Ltd.	7,200	261,853
Mitsui Chemicals, Inc.	1,100	32,111
Mitsui Fudosan Co. Ltd.	4,900	114,750
Mitsui OSK Lines Ltd.	2,000	54,782
Mizuho Financial Group, Inc.	13,250	224,497
MonotaRO Co. Ltd.	1,900	19,133
MS&AD Insurance Group Holdings, Inc.	2,300	85,835
Murata Manufacturing Co. Ltd.	9,500	184,765
NEC Corp.	1,300	72,251
Nexon Co. Ltd.	1,860	40,121
Nidec Corp.	2,400	90,716
Nintendo Co. Ltd.	5,800	270,401
Nippon Building Fund, Inc. REIT	9	37,697
NIPPON EXPRESS HOLDINGS, Inc.	300	16,331
Nippon Paint Holdings Co. Ltd.	4,900	36,504
Nippon Prologis REIT, Inc. REIT	12	22,695
Nippon Sanso Holdings Corp.	1,000	26,190
Nippon Steel Corp.	4,810	112,155
Nippon Telegraph & Telephone Corp.	157,300	183,655
Nippon Yusen KK	2,700	72,371
Nissan Chemical Corp.	800	29,100
Nissan Motor Co. Ltd.	12,100	47,572
Nissin Foods Holdings Co. Ltd.	315	31,158
Nitori Holdings Co. Ltd.	401	46,142
Nitto Denko Corp.	800	56,738

	Number of Shares	Value
Japan (Continued)
Nomura Holdings, Inc.	17,300	$70,864
Nomura Real Estate Holdings, Inc.	600	14,585
Nomura Real Estate Master Fund, Inc. REIT	27	30,923
Nomura Research Institute Ltd.	2,156	60,378
NTT Data Group Corp.	3,400	41,210
Obayashi Corp.	3,900	32,816
Obic Co. Ltd.	400	61,230
Odakyu Electric Railway Co. Ltd.	1,600	22,442
Oji Holdings Corp.	4,122	15,269
Olympus Corp.	6,300	92,040
Omron Corp.	1,000	41,812
Ono Pharmaceutical Co. Ltd.	2,300	42,212
Open House Group Co. Ltd.	500	13,921
Oracle Corp.	200	15,426
Oriental Land Co. Ltd.	6,025	204,206
ORIX Corp.	6,356	115,686
Osaka Gas Co. Ltd.	2,208	42,891
Otsuka Corp.	608	24,749
Otsuka Holdings Co. Ltd.	2,183	83,766
Pan Pacific International Holdings Corp.	1,800	38,899
Panasonic Holdings Corp.	11,900	122,805
Rakuten Group, Inc.	8,300	32,789
Recruit Holdings Co. Ltd.	8,100	300,759
Renesas Electronics Corp.*	8,200	143,995
Resona Holdings, Inc.	11,900	61,683
Ricoh Co. Ltd.	2,500	20,353
Rohm Co. Ltd.	1,700	32,398
SBI Holdings, Inc.	1,517	32,814
SCSK Corp.	900	16,536
Secom Co. Ltd.	1,100	76,383
Seiko Epson Corp.	1,700	25,203
Sekisui Chemical Co. Ltd.	1,500	21,251
Sekisui House Ltd.	3,300	67,420
Seven & i Holdings Co. Ltd.	4,261	157,927
SG Holdings Co. Ltd.	1,900	27,393
Sharp Corp.*	1,300	8,116
Shimadzu Corp.	1,400	36,213
Shimano, Inc.	453	69,527
Shimizu Corp.	3,000	19,660
Shin-Etsu Chemical Co. Ltd.	9,995	351,369
Shionogi & Co. Ltd.	1,409	66,316
Shiseido Co. Ltd.	2,306	61,686
Shizuoka Financial Group, Inc.	2,000	16,134
SMC Corp.	308	154,665
SoftBank Corp.	15,400	186,813
SoftBank Group Corp.	5,700	231,445
Sompo Holdings, Inc.	1,600	72,921
Sony Group Corp.	6,900	596,641
Square Enix Holdings Co. Ltd.	500	17,307
Subaru Corp.	3,200	56,571
SUMCO Corp.	2,100	31,395
Sumitomo Chemical Co. Ltd.	9,300	23,680
Sumitomo Corp.	5,400	112,910
Sumitomo Electric Industries Ltd.	4,400	54,429
Sumitomo Metal Mining Co. Ltd.	1,300	37,634
Sumitomo Mitsui Financial Group, Inc.	7,100	347,577

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Sumitomo Mitsui Trust Holdings, Inc.	1,810	$67,866
Sumitomo Realty & Development Co. Ltd.	1,439	40,512
Suntory Beverage & Food Ltd.	800	25,080
Suzuki Motor Corp.	1,900	77,161
Sysmex Corp.	900	49,662
T&D Holdings, Inc.	3,000	44,243
Taisei Corp.	800	27,147
Takeda Pharmaceutical Co. Ltd.	8,687	244,040
TDK Corp.	2,100	97,309
Terumo Corp.	3,600	114,561
TIS, Inc.	1,300	27,419
Tobu Railway Co. Ltd.	1,092	26,921
Toho Co. Ltd.	500	17,304
Tokio Marine Holdings, Inc.	10,102	248,564
Tokyo Electric Power Co. Holdings, Inc.*	8,900	37,873
Tokyo Electron Ltd.	2,614	423,589
Tokyo Gas Co. Ltd.	1,900	43,918
Tokyu Corp.	2,800	32,776
TOPPAN Holdings, Inc.	1,500	35,047
Toray Industries, Inc.	7,000	36,218
Toshiba Corp.*	451	13,993
Tosoh Corp.	1,100	14,594
TOTO Ltd.	740	18,952
Toyota Industries Corp.	800	68,609
Toyota Motor Corp.	58,120	1,095,483
Toyota Tsusho Corp.	1,100	60,765
Trend Micro, Inc.	800	40,545
Unicharm Corp.	2,205	70,838
USS Co. Ltd.	1,100	21,464
West Japan Railway Co.	1,100	43,381
Yakult Honsha Co. Ltd.	1,200	26,734
Yamaha Corp.	800	18,675
Yamaha Motor Co. Ltd.	1,800	45,856
Yamato Holdings Co. Ltd.	1,600	28,366
Yaskawa Electric Corp.	1,500	57,396
Yokogawa Electric Corp.	1,361	25,713
Zensho Holdings Co. Ltd.	600	33,242
ZOZO, Inc.	733	15,450

(Cost $15,664,173)		19,145,988

Jordan — 0.0%
Hikma Pharmaceuticals PLC
(Cost $26,809)	1,155	25,131

Kazakhstan — 0.0%
Polymetal International PLC* (b)
(Cost $27,415)	1,738	0

Kuwait — 0.2%
Agility Public Warehousing Co. KSC*	8,404	14,689
Boubyan Bank KSCP	6,628	12,507
Gulf Bank KSCP	14,714	12,050
Kuwait Finance House KSCP	44,711	101,159
Mabanee Co KPSC	3,640	9,873
Mobile Telecommunications Co. KSCP	11,016	17,436
National Bank of Kuwait SAKP	41,435	118,692

(Cost $267,090)		286,406

	Number of Shares	Value
Luxembourg — 0.1%
ArcelorMittal SA	2,686	$67,509
Eurofins Scientific SE	765	44,433
Reinet Investments SCA	806	18,919
Tenaris SA	2,613	44,797

(Cost $159,900)		175,658

Macau — 0.0%
Sands China Ltd.*
(Cost $56,312)	14,172	34,762

Malaysia — 0.4%
AMMB Holdings Bhd	10,087	8,573
Axiata Group Bhd	11,876	5,760
Celcomdigi Bhd	20,644	19,228
CIMB Group Holdings Bhd	34,514	41,851
Dialog Group Bhd	23,700	11,241
Gamuda Bhd	17,155	17,562
Genting Bhd	16,800	16,874
Genting Malaysia Bhd	21,700	12,435
Hong Leong Bank Bhd	2,582	10,529
IHH Healthcare Bhd	9,091	11,375
Inari Amertron Bhd	21,000	13,160
IOI Corp. Bhd	12,200	10,526
Kuala Lumpur Kepong Bhd	2,620	12,303
Malayan Banking Bhd	28,237	54,420
Malaysia Airports Holdings Bhd	8,454	13,027
Maxis Bhd	12,100	10,128
MISC Bhd	6,000	9,258
MR DIY Group M Bhd, 144A	17,400	5,713
Nestle Malaysia Bhd	300	8,074
Petronas Chemicals Group Bhd	13,257	20,542
Petronas Dagangan Bhd	1,500	7,179
Petronas Gas Bhd	4,641	16,793
PPB Group Bhd	2,440	7,384
Press Metal Aluminium Holdings Bhd	21,100	21,736
Public Bank Bhd	77,700	71,205
QL Resources Bhd	7,800	9,391
RHB Bank Bhd	10,124	11,841
Sime Darby Bhd	8,000	4,241
Sime Darby Plantation Bhd	11,711	11,335
Telekom Malaysia Bhd	4,400	4,976
Tenaga Nasional Bhd	14,500	31,088

(Cost $564,154)		509,748

Mexico — 0.7%
Alfa SAB de CV, Class A	20,533	14,979
America Movil SAB de CV, Series B	101,814	92,092
Arca Continental SAB de CV	3,023	30,868
Banco del Bajio SA, 144A	4,748	15,057
Cemex SAB de CV, Series CPO*	79,753	55,423
Coca-Cola Femsa SAB de CV	2,948	24,778
Fibra Uno Administracion SA de CV REIT	16,664	26,816
Fomento Economico Mexicano SAB de CV	10,640	135,312
Gruma SAB de CV, Class B	1,259	23,332
Grupo Aeroportuario del Centro Norte SAB de CV	1,260	11,440

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Mexico (Continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,257	$34,379
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,207	28,497
Grupo Bimbo SAB de CV, Series A	6,565	33,127
Grupo Carso SAB de CV, Series A1	3,440	31,604
Grupo Financiero Banorte SAB de CV, Class O	14,629	136,035
Grupo Financiero Inbursa SAB de CV, Class O*	10,856	26,533
Grupo Mexico SAB de CV, Series B	17,101	78,384
Industrias Penoles SAB de CV*	1,324	19,420
Kimberly-Clark de Mexico SAB de CV, Class A	7,913	16,010
Operadora De Sites Mexicanos SAB de CV, Class A-1	8,566	10,766
Orbia Advance Corp. SAB de CV	6,495	13,870
Prologis Property Mexico SA de CV REIT	3,810	16,404
Promotora y Operadora de Infraestructura SAB de CV	496	4,881
Wal-Mart de Mexico SAB de CV	29,576	115,947

(Cost $737,452)		995,954

Netherlands — 3.1%
ABN AMRO Bank NV, 144A	2,423	32,480
Adyen NV, 144A*	116	135,231
Aegon Ltd.	9,689	53,007
Akzo Nobel NV	1,008	77,309
Argenx SE*	325	144,123
ASM International NV	267	136,799
ASML Holding NV	2,216	1,502,749
ASR Nederland NV	970	44,631
BE Semiconductor Industries NV	449	62,778
Euronext NV, 144A	502	41,638
EXOR NV	569	55,309
Heineken Holding NV	801	62,166
Heineken NV	1,612	147,216
IMCD NV	353	54,389
ING Groep NV	19,348	271,215
JDE Peet’s NV	549	14,713
Koninklijke Ahold Delhaize NV	5,250	151,780
Koninklijke KPN NV	18,070	61,899
Koninklijke Philips NV*	4,277	87,384
NEPI Rockcastle NV*	2,767	17,027
NN Group NV	1,433	54,422
OCI NV	441	9,476
Prosus NV*	7,965	263,565
QIAGEN NV*	1,377	56,432
Randstad NV	493	29,246
Stellantis NV	12,115	262,451
Universal Music Group NV	4,541	119,815
Wolters Kluwer NV	1,338	183,945

(Cost $2,958,838)		4,133,195

New Zealand — 0.2%
Auckland International Airport Ltd.	6,441	31,414
Fisher & Paykel Healthcare Corp. Ltd.	3,273	47,485

	Number of Shares	Value
New Zealand (Continued)
Mercury NZ Ltd.	3,536	$13,566
Meridian Energy Ltd.	7,709	24,757
Spark New Zealand Ltd.	11,432	36,501
Xero Ltd.*	792	53,927

(Cost $191,559)		207,650

Norway — 0.4%
Adevinta ASA*	1,580	16,326
Aker BP ASA	1,768	50,671
DNB Bank ASA	5,027	95,755
Equinor ASA	4,778	153,718
Gjensidige Forsikring ASA	1,423	23,949
Kongsberg Gruppen ASA	475	20,387
Mowi ASA	2,532	45,001
Norsk Hydro ASA	7,355	42,675
Orkla ASA	4,370	32,165
Salmar ASA	350	19,176
Telenor ASA	3,987	42,855
Yara International ASA	981	33,211

(Cost $553,345)		575,889

Peru — 0.0%
Cia de Minas Buenaventura SAA, ADR	1,193	11,381
Credicorp Ltd.	377	47,325

(Cost $73,040)		58,706

Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	7,900	6,663
Ayala Corp.	1,400	16,752
Ayala Land, Inc.	43,600	24,515
Bank of the Philippine Islands	12,305	22,907
BDO Unibank, Inc.	14,830	35,678
International Container Terminal Services, Inc.	6,300	24,501
JG Summit Holdings, Inc.	9,770	6,779
Jollibee Foods Corp.	2,230	9,106
Manila Electric Co.	860	5,579
Metropolitan Bank & Trust Co.	12,041	10,839
PLDT, Inc.	500	11,606
SM Investments Corp.	1,265	18,671
SM Prime Holdings, Inc.	40,300	23,458
Universal Robina Corp.	4,470	9,103

(Cost $237,760)		226,157

Poland — 0.3%
Allegro.eu SA, 144A*	2,074	15,002
Bank Polska Kasa Opieki SA	1,080	37,940
Budimex SA	104	14,427
CD Projekt SA	384	10,447
Cyfrowy Polsat SA*	1,176	3,771
Dino Polska SA, 144A*	301	33,539
KGHM Polska Miedz SA	693	19,971
LPP SA	6	22,315
mBank SA*	102	14,384
ORLEN SA	3,024	44,624
PGE Polska Grupa Energetyczna SA*	5,244	11,021
Powszechna Kasa Oszczednosci Bank Polski SA*	4,443	52,782

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Poland (Continued)
Powszechny Zaklad Ubezpieczen SA	3,645	$41,544
Santander Bank Polska SA*	169	20,985

(Cost $297,298)		342,752

Portugal — 0.1%
EDP — Energias de Portugal SA	16,153	77,134
Galp Energia SGPS SA	2,286	33,978
Jeronimo Martins SGPS SA	1,416	34,988

(Cost $120,201)		146,100

Qatar — 0.3%
Barwa Real Estate Co.	7,266	5,388
Commercial Bank PSQC	18,359	26,876
Dukhan Bank	10,103	10,716
Industries Qatar QSC	8,441	28,979
Masraf Al Rayan QSC	40,228	27,467
Mesaieed Petrochemical Holding Co.	25,772	11,884
Ooredoo QPSC	5,108	14,436
Qatar Electricity & Water Co. QSC	2,691	12,476
Qatar Fuel QSC	2,870	12,549
Qatar Gas Transport Co. Ltd.	16,921	15,057
Qatar International Islamic Bank QSC	4,630	12,755
Qatar Islamic Bank SAQ	9,924	51,787
Qatar National Bank QPSC	24,254	104,583

(Cost $328,961)		334,953

Russia — 0.0%
Alrosa PJSC* (b)	15,266	0
Gazprom PJSC* (b)	63,321	0
Inter RAO UES PJSC* (b)	208,853	0
LUKOIL PJSC* (b)	2,194	0
Magnit PJSC* (b)	443	0
MMC Norilsk Nickel PJSC* (b)	352	0
Mobile TeleSystems PJSC, ADR* (b)	3,019	0
Moscow Exchange MICEX-RTS PJSC* (b)	8,105	0
Novatek PJSC* (b)	5,150	0
Novolipetsk Steel PJSC* (b)	7,219	0
Ozon Holdings PLC, ADR* (b)	322	0
PhosAgro PJSC* (b)	217	0
PhosAgro PJSC, GDR* (b)	4	0
Polyus PJSC* (b)	204	0
Rosneft Oil Co. PJSC* (b)	6,103	0
Sberbank of Russia PJSC* (b)	57,586	0
Severstal PAO* (b)	1,243	0
Surgutneftegas PJSC* (b)	29,592	0
Tatneft PJSC* (b)	7,874	0
United Co. RUSAL International PJSC* (b)	21,438	0
VK Co. Ltd., GDR* (b)	452	0
VTB Bank PJSC* (b)	16,943,490	0
X5 Retail Group NV, GDR* (b)	635	0
Yandex NV, Class A* (b)	1,576	0

(Cost $1,162,854)		0

Saudi Arabia — 1.1%
ACWA Power Co.	500	30,521
Advanced Petrochemical Co.	941	9,381

	Number of Shares	Value
Saudi Arabia (Continued)
Al Rajhi Bank	10,659	$217,073
Alinma Bank	5,083	48,506
Almarai Co. JSC	1,382	20,556
Arab National Bank	3,205	20,504
Arabian Internet & Communications Services Co.	132	10,957
Bank AlBilad	2,723	27,763
Bank Al-Jazira*	2,489	11,266
Banque Saudi Fransi	3,473	34,624
Bupa Arabia for Cooperative Insurance Co.	417	22,164
Co. for Cooperative Insurance	485	15,927
Dallah Healthcare Co.	97	4,292
Dar Al Arkan Real Estate Development Co.*	3,148	12,503
Dr Sulaiman Al Habib Medical Services Group Co.	469	35,255
Elm Co.	154	30,566
Etihad Etisalat Co.	2,194	27,019
Jarir Marketing Co.	3,200	12,437
Mobile Telecommunications Co. Saudi Arabia	2,628	9,877
Mouwasat Medical Services Co.	568	17,048
Nahdi Medical Co.	215	7,783
National Industrialization Co.*	3,439	11,184
Power & Water Utility Co. for Jubail & Yanbu	470	7,392
Rabigh Refining & Petrochemical Co.*	3,673	10,672
Riyad Bank	8,136	57,905
SABIC Agri-Nutrients Co.	1,251	45,885
Sahara International Petrochemical Co.	1,801	15,530
Saudi Arabian Mining Co.*	6,907	73,369
Saudi Arabian Oil Co., 144A	14,813	131,092
Saudi Aramco Base Oil Co.	330	12,069
Saudi Awwal Bank	5,667	52,493
Saudi Basic Industries Corp.	5,101	107,690
Saudi Electricity Co.	3,865	18,606
Saudi Industrial Investment Group	2,082	12,498
Saudi Investment Bank	2,706	10,820
Saudi Kayan Petrochemical Co.*	4,663	14,070
Saudi National Bank	15,382	143,303
Saudi Research & Media Group*	208	8,827
Saudi Tadawul Group Holding Co.	228	11,110
Saudi Telecom Co.	10,936	112,086
Savola Group	1,298	12,975
Yanbu National Petrochemical Co.	1,411	14,161

(Cost $1,357,492)		1,509,759

Singapore — 0.9%
BOC Aviation Ltd., 144A	1,235	8,886
CapitaLand Ascendas REIT	18,346	38,949
CapitaLand Integrated Commercial Trust REIT	30,940	42,095
CapitaLand Investment Ltd.	14,057	31,840
City Developments Ltd.	2,200	10,295
DBS Group Holdings Ltd.	10,206	242,161
Genting Singapore Ltd.	28,300	19,358

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Singapore (Continued)
Grab Holdings Ltd., Class A*	10,982	$33,385
Jardine Cycle & Carriage Ltd.	400	8,528
JOYY, Inc., ADR	289	11,101
Keppel Corp. Ltd.	8,500	42,382
Mapletree Logistics Trust REIT	22,909	27,572
Mapletree Pan Asia Commercial Trust REIT	17,100	17,513
Oversea-Chinese Banking Corp. Ltd.	18,165	170,284
Sea Ltd., ADR*	1,939	70,231
Seatrium Ltd.*	264,122	20,732
Sembcorp Industries Ltd.	6,200	23,823
Singapore Airlines Ltd.	9,450	44,788
Singapore Exchange Ltd.	5,093	35,903
Singapore Technologies Engineering Ltd.	9,430	26,153
Singapore Telecommunications Ltd.	44,200	76,327
United Overseas Bank Ltd.	7,022	142,886
UOL Group Ltd.	2,600	11,467
Wilmar International Ltd.	11,237	30,493

(Cost $1,364,375)		1,187,152

South Africa — 0.8%
Absa Group Ltd.	4,904	45,202
Anglo American Platinum Ltd.	255	10,789
Aspen Pharmacare Holdings Ltd.	2,097	20,594
Bid Corp. Ltd.	2,003	43,911
Bidvest Group Ltd.	1,734	21,687
Capitec Bank Holdings Ltd.	454	47,220
Clicks Group Ltd.	1,169	18,302
Discovery Ltd.	3,021	21,320
Exxaro Resources Ltd.	1,589	15,826
FirstRand Ltd.	27,022	96,656
Gold Fields Ltd.	4,515	68,214
Harmony Gold Mining Co. Ltd.	3,264	20,246
Impala Platinum Holdings Ltd.	4,303	17,492
Kumba Iron Ore Ltd.	412	12,944
MTN Group Ltd.	9,663	52,766
Naspers Ltd., Class N*	991	182,603
Nedbank Group Ltd.	2,667	30,248
Northam Platinum Holdings Ltd.	2,088	13,475
Old Mutual Ltd.	28,074	17,126
OUTsurance Group Ltd.	5,701	12,550
Pepkor Holdings Ltd., 144A	10,826	10,693
Remgro Ltd.	3,115	23,995
Sanlam Ltd.	9,867	35,545
Sasol Ltd.	3,350	37,230
Shoprite Holdings Ltd.	3,096	42,233
Sibanye Stillwater Ltd.	15,239	16,814
Standard Bank Group Ltd.	7,534	80,019
Vodacom Group Ltd.	2,823	14,526
Woolworths Holdings Ltd.	5,743	20,564

(Cost $1,107,788)		1,050,790

South Korea — 3.3%
Amorepacific Corp.	179	17,940
Celltrion Healthcare Co. Ltd.	580	33,492
Celltrion Pharm, Inc.*	135	8,382

	Number of Shares	Value
South Korea (Continued)
Celltrion, Inc.	581	$73,360
CJ CheilJedang Corp.	49	11,736
CosmoAM&T Co. Ltd.*	147	18,766
Coway Co. Ltd.	325	12,595
DB Insurance Co. Ltd.	281	18,230
Doosan Bobcat, Inc.	371	13,113
Doosan Enerbility Co. Ltd.*	2,580	31,596
Ecopro BM Co. Ltd.	264	56,068
Ecopro Co. Ltd.	111	64,355
F&F Co. Ltd. / New	56	3,729
GS Holdings Corp.	304	9,732
Hana Financial Group, Inc.	1,557	50,265
Hankook Tire & Technology Co. Ltd.	342	12,022
Hanmi Pharm. Co. Ltd.	27	6,435
Hanmi Semiconductor Co. Ltd.	269	13,261
Hanon Systems	837	4,703
Hanwha Aerospace Co. Ltd.	236	23,030
Hanwha Ocean Co. Ltd.*	355	7,512
Hanwha Solutions Corp.*	382	9,889
HD Hyundai Co. Ltd.	312	14,582
HD Hyundai Heavy Industries Co. Ltd.*	124	12,033
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	219	18,961
HLB, Inc.*	739	18,272
HMM Co. Ltd.	1,108	13,303
Hotel Shilla Co. Ltd.	152	7,729
HYBE Co. Ltd.*	99	16,536
Hyundai Engineering & Construction Co. Ltd.	173	4,807
Hyundai Glovis Co. Ltd.	111	14,945
Hyundai Mipo Dockyard Co. Ltd.*	164	10,309
Hyundai Mobis Co. Ltd.	343	60,882
Hyundai Motor Co.	745	106,424
Hyundai Steel Co.	483	13,178
Industrial Bank of Korea	1,244	11,407
JYP Entertainment Corp.	194	14,436
Kakao Corp.	1,782	69,752
KakaoBank Corp.	701	14,236
Kakaopay Corp.*	212	7,575
Kangwon Land, Inc.	553	6,644
KB Financial Group, Inc.	2,073	84,196
Kia Corp.	1,401	93,281
Korea Aerospace Industries Ltd.	409	14,694
Korea Electric Power Corp.*	1,572	22,968
Korea Investment Holdings Co. Ltd.	286	13,279
Korea Zinc Co. Ltd.	48	18,286
Korean Air Lines Co. Ltd.	989	17,210
Krafton, Inc.*	163	26,911
KT Corp.	191	4,967
KT&G Corp.	500	34,182
Kum Yang Co. Ltd.*	164	16,309
Kumho Petrochemical Co. Ltd.	116	11,509
L&F Co. Ltd.	134	18,311
LG Chem Ltd.	268	104,072
LG Corp.	390	25,423
LG Display Co. Ltd.*	1,336	12,965
LG Electronics, Inc.	627	49,911

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
LG Energy Solution Ltd.*	268	$94,412
LG H&H Co. Ltd.	47	12,149
LG Innotek Co. Ltd.	85	15,680
LG Uplus Corp.	922	7,504
Lotte Chemical Corp.	109	13,028
Meritz Financial Group, Inc.*	570	24,520
Mirae Asset Securities Co. Ltd.	1,783	9,909
NAVER Corp.	712	114,790
NCSoft Corp.	53	10,763
Netmarble Corp., 144A*	128	5,893
NH Investment & Securities Co. Ltd.	155	1,233
Orion Corp.	110	10,035
Pearl Abyss Corp.*	207	6,065
Posco DX Co. Ltd.	274	12,169
POSCO Future M Co. Ltd.	187	47,034
POSCO Holdings, Inc.	403	150,873
Posco International Corp.	404	17,912
Samsung Biologics Co. Ltd., 144A*	87	48,890
Samsung C&T Corp.	382	35,323
Samsung Electro-Mechanics Co. Ltd.	347	39,188
Samsung Electronics Co. Ltd.	26,231	1,480,151
Samsung Engineering Co. Ltd.*	1,026	20,080
Samsung Fire & Marine Insurance Co. Ltd.	176	35,469
Samsung Heavy Industries Co. Ltd.*	3,789	23,436
Samsung Life Insurance Co. Ltd.	443	24,036
Samsung SDI Co. Ltd.	300	109,755
Samsung SDS Co. Ltd.	162	21,145
Samsung Securities Co. Ltd.	383	11,637
Shinhan Financial Group Co. Ltd.	2,462	70,416
SK Biopharmaceuticals Co. Ltd.*	244	16,284
SK Bioscience Co. Ltd.*	145	7,642
SK Hynix, Inc.	3,025	313,954
SK IE Technology Co. Ltd., 144A*	142	7,815
SK Innovation Co. Ltd.*	349	38,710
SK Square Co. Ltd.*	560	22,137
SK, Inc.	198	25,108
SKC Co. Ltd.	116	8,721
S-Oil Corp.	293	15,489
Woori Financial Group, Inc.	3,291	33,212
Yuhan Corp.	298	14,159

(Cost $3,396,022)		4,481,422

Spain — 1.7%
Acciona SA	152	21,426
ACS Actividades de Construccion y Servicios SA	1,180	47,074
Aena SME SA, 144A	410	70,491
Amadeus IT Group SA	2,536	173,411
Banco Bilbao Vizcaya Argentaria SA	32,122	297,411
Banco Santander SA	81,911	338,898
Banco Santander SA	4,119	16,126
CaixaBank SA	22,198	99,815
Cellnex Telecom SA, 144A*	3,083	117,589
Corp ACCIONA Energias Renovables SA	384	11,386
EDP Renovaveis SA	1,658	30,229
Enagas SA	1,497	27,375

	Number of Shares	Value
Spain (Continued)
Endesa SA	1,889	$39,448
Ferrovial SE	2,803	96,902
Grifols SA*	1,771	24,993
Iberdrola SA	32,531	401,727
Industria de Diseno Textil SA	5,790	238,420
Naturgy Energy Group SA	718	21,430
Redeia Corp. SA	2,098	35,123
Repsol SA	6,459	98,710
Telefonica SA	27,941	120,256

(Cost $2,043,892)		2,328,240

Sweden — 1.9%
Alfa Laval AB	1,599	59,582
Assa Abloy AB, Class B	5,408	138,342
Atlas Copco AB, Class A	15,020	231,508
Atlas Copco AB, Class B	8,852	116,677
Beijer Ref AB	2,048	22,637
Boliden AB	1,586	42,263
Epiroc AB, Class A	3,414	63,574
Epiroc AB, Class B	2,344	36,843
EQT AB	2,092	49,293
Essity AB, Class B	3,333	83,294
Evolution AB, 144A	999	103,420
Fastighets AB Balder, Class B*	3,804	22,403
Getinge AB, Class B	1,461	31,017
H & M Hennes & Mauritz AB, Class B	3,676	58,759
Hexagon AB, Class B	11,161	111,462
Holmen AB, Class B	583	24,416
Husqvarna AB, Class B	2,481	18,924
Industrivarden AB, Class A	724	21,739
Industrivarden AB, Class C	667	20,053
Indutrade AB	1,510	33,064
Investment AB Latour, Class B	881	19,702
Investor AB, Class B	9,580	198,643
L E Lundbergforetagen AB, Class B	447	21,712
Lifco AB, Class B	1,561	33,839
Nibe Industrier AB, Class B	8,289	48,895
Saab AB, Class B	454	23,305
Sagax AB, Class B	1,080	24,461
Sandvik AB	5,738	113,079
Securitas AB, Class B	2,900	26,074
Skandinaviska Enskilda Banken AB, Class A	8,654	104,633
Skanska AB, Class B	1,879	30,142
SKF AB, Class B	2,194	41,169
Svenska Cellulosa AB SCA, Class B	3,569	52,954
Svenska Handelsbanken AB, Class A	8,133	76,964
Swedbank AB, Class A	4,731	86,635
Swedish Orphan Biovitrum AB*	1,340	31,842
Tele2 AB, Class B	2,532	19,829
Telefonaktiebolaget LM Ericsson, Class B	15,613	77,233
Telia Co. AB	14,333	33,977
Volvo AB, Class A	1,038	24,488
Volvo AB, Class B	8,267	191,448
Volvo Car AB, Class B*	3,804	12,375

(Cost $2,434,922)		2,582,669

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Switzerland — 6.5%
ABB Ltd.	9,025	$357,723
Adecco Group AG	758	36,416
Alcon, Inc.	2,711	204,076
Avolta AG*	549	19,140
Bachem Holding AG	234	17,369
Baloise Holding AG	278	42,508
Banque Cantonale Vaudoise	109	13,281
Barry Callebaut AG	22	36,604
BKW AG	146	25,742
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	11	135,914
Cie Financiere Richemont SA, Class A	2,873	358,264
Clariant AG*	1,336	19,940
Coca-Cola HBC AG*	1,169	32,409
DSM-Firmenich AG	1,047	99,002
EMS-Chemie Holding AG	46	32,594
Geberit AG	192	107,302
Givaudan SA	52	194,295
Glencore PLC	56,833	316,987
Helvetia Holding AG	227	31,029
Holcim AG*	2,823	207,284
Julius Baer Group Ltd.	1,114	56,279
Kuehne + Nagel International AG	289	83,561
Logitech International SA	852	74,177
Lonza Group AG	418	161,529
Nestle SA	14,657	1,662,867
Novartis AG	11,269	1,095,372
Partners Group Holding AG	128	168,460
Roche Holding AG	3,861	1,040,755
Roche Holding AG	178	50,776
Sandoz Group AG*	2,289	65,374
Schindler Holding AG	126	26,964
Schindler Holding AG Participation Certificates	211	47,166
SGS SA	850	72,119
SIG Group AG*	1,938	45,235
Sika AG	825	223,467
Sonova Holding AG	295	84,993
Straumann Holding AG	581	79,782
Swatch Group AG — Bearer	169	44,291
Swatch Group AG — Registered	318	15,942
Swiss Life Holding AG	166	106,269
Swiss Prime Site AG	434	43,613
Swiss Re AG	1,633	192,540
Swisscom AG	138	80,433
Temenos AG	313	26,457
UBS Group AG	17,809	500,897
VAT Group AG, 144A	144	66,845
Zurich Insurance Group AG	795	397,545

(Cost $7,216,869)		8,801,587

Taiwan — 4.3%
Accton Technology Corp.	2,744	46,817
Acer, Inc.	15,004	16,906
Advantech Co. Ltd.	2,617	29,613
Airtac International Group	485	16,845
ASE Technology Holding Co. Ltd.	16,926	69,351

	Number of Shares	Value
Taiwan (Continued)
Asia Cement Corp.	11,957	$15,961
Asustek Computer, Inc.	3,969	49,994
AUO Corp.*	40,692	21,297
Catcher Technology Co. Ltd.	3,469	21,598
Cathay Financial Holding Co. Ltd.*	57,257	85,226
Chailease Holding Co. Ltd.	8,242	49,072
Chang Hwa Commercial Bank Ltd.	493	281
Cheng Shin Rubber Industry Co. Ltd.	9,594	14,449
China Airlines Ltd.	17,656	11,925
China Development Financial Holding Corp.*	92,961	37,791
China Steel Corp.	64,594	54,173
Chunghwa Telecom Co. Ltd.	22,587	86,400
Compal Electronics, Inc.	27,125	26,830
CTBC Financial Holding Co. Ltd.	105,406	92,281
Delta Electronics, Inc.	10,562	107,006
E Ink Holdings, Inc.	4,643	27,198
E.Sun Financial Holding Co. Ltd.	86,885	71,199
Eclat Textile Co. Ltd.	1,129	21,431
eMemory Technology, Inc.	336	27,050
Eva Airways Corp.	15,796	15,826
Evergreen Marine Corp. Taiwan Ltd.	5,990	21,475
Far Eastern New Century Corp.	11,992	11,746
Far EasTone Telecommunications Co. Ltd.	9,472	25,135
Feng TAY Enterprise Co. Ltd.	2,494	14,649
First Financial Holding Co. Ltd.	58,992	52,307
Formosa Chemicals & Fibre Corp.	19,380	39,827
Formosa Petrochemical Corp.	8,746	23,797
Formosa Plastics Corp.	22,719	58,761
Fubon Financial Holding Co. Ltd.	42,065	86,715
Gigabyte Technology Co. Ltd.	3,000	24,008
Globalwafers Co. Ltd.	1,063	19,872
Hon Hai Precision Industry Co. Ltd.	71,266	231,546
Hotai Motor Co. Ltd.	1,353	30,750
Hua Nan Financial Holdings Co. Ltd.	57,347	40,844
Innolux Corp.*	47,654	19,220
Inventec Corp.	13,870	18,825
Largan Precision Co. Ltd.	610	46,668
Lite-On Technology Corp.	11,678	41,120
MediaTek, Inc.	8,280	250,467
Mega Financial Holding Co. Ltd.	61,197	77,378
Micro-Star International Co. Ltd.	4,501	26,438
momo.com, Inc.	325	5,389
Nan Ya Plastics Corp.	25,376	55,317
Nan Ya Printed Circuit Board Corp.	805	6,391
Nanya Technology Corp.	7,561	18,152
Nien Made Enterprise Co. Ltd.	1,542	16,832
Novatek Microelectronics Corp.	2,668	43,641
Pegatron Corp.	12,436	32,324
PharmaEssentia Corp.*	1,000	11,668
Pou Chen Corp.	11,351	11,227
Powerchip Semiconductor Manufacturing Corp.	17,656	17,012
President Chain Store Corp.	3,049	26,303
Quanta Computer, Inc.	15,017	97,582
Realtek Semiconductor Corp.	2,916	41,957

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Ruentex Development Co. Ltd.*	9,137	$10,471
Shanghai Commercial & Savings Bank Ltd.	23,764	34,307
Shin Kong Financial Holding Co. Ltd.*	87,480	25,230
SinoPac Financial Holdings Co. Ltd.	54,080	32,718
Synnex Technology International Corp.	7,230	15,946
Taishin Financial Holding Co. Ltd.	61,897	36,258
Taiwan Business Bank	34,816	15,045
Taiwan Cement Corp.	40,975	45,841
Taiwan Cooperative Financial Holding Co. Ltd.	56,508	48,748
Taiwan High Speed Rail Corp.	9,687	9,334
Taiwan Mobile Co. Ltd.	8,900	28,033
Taiwan Semiconductor Manufacturing Co. Ltd.	136,021	2,512,296
Unimicron Technology Corp.	7,427	42,080
Uni-President Enterprises Corp.	26,268	61,382
United Microelectronics Corp.	61,321	95,986
Vanguard International Semiconductor Corp.	5,110	13,053
Voltronic Power Technology Corp.	354	18,244
Walsin Lihwa Corp.	15,905	19,805
Wan Hai Lines Ltd.	4,590	6,861
Winbond Electronics Corp.	18,606	16,885
Wistron Corp.	12,000	35,147
Wiwynn Corp.	484	27,268
WPG Holdings Ltd.	9,996	24,830
Yageo Corp.	1,463	28,145
Yang Ming Marine Transport Corp.	9,989	13,430
Yuanta Financial Holding Co. Ltd.	51,089	42,520
Zhen Ding Technology Holding Ltd.	3,857	12,778

(Cost $3,566,581)		5,834,504

Thailand — 0.5%
Advanced Info Service PCL, NVDR	6,500	40,281
Airports of Thailand PCL, NVDR*	21,200	35,858
Asset World Corp. PCL, NVDR	40,500	4,260
Bangkok Dusit Medical Services PCL, NVDR	60,900	45,445
Bangkok Expressway & Metro PCL, NVDR	39,500	8,758
Berli Jucker PCL, NVDR (d)	7,600	5,671
BTS Group Holdings PCL, NVDR	46,100	9,501
Bumrungrad Hospital PCL, NVDR	3,300	20,920
Central Pattana PCL, NVDR	11,100	21,378
Central Retail Corp. PCL, NVDR	9,800	10,517
Charoen Pokphand Foods PCL, NVDR	23,600	13,351
CP ALL PCL, NVDR	32,500	48,042
CP Axtra PCL, NVDR	17,800	13,662
Delta Electronics Thailand PCL, NVDR	17,900	39,563
Energy Absolute PCL, NVDR	9,700	12,271
Global Power Synergy PCL, Class F	5,600	7,243
Gulf Energy Development PCL, NVDR	16,510	21,589
Home Product Center PCL, NVDR	29,000	9,728
Indorama Ventures PCL, NVDR	10,200	7,104
Intouch Holdings PCL, NVDR	6,400	12,690
Krung Thai Bank PCL, NVDR	26,200	13,555

	Number of Shares	Value
Thailand (Continued)
Krungthai Card PCL, NVDR	5,800	$7,708
Land & Houses PCL, NVDR	53,300	11,667
Minor International PCL, NVDR	19,194	14,869
Osotspa PCL, NVDR	11,300	7,356
PTT Exploration & Production PCL, NVDR	7,700	33,162
PTT Global Chemical PCL, NVDR	16,900	18,496
PTT Oil & Retail Business PCL, NVDR	16,400	9,278
PTT PCL, NVDR	53,600	52,949
SCB X PCL, NVDR	4,600	12,978
SCG Packaging PCL, NVDR	7,900	8,646
Siam Cement PCL	700	5,711
Siam Cement PCL, NVDR	3,300	26,923
Thai Oil PCL, NVDR	6,675	9,772
True Corp. PCL, NVDR	39,012	6,210

(Cost $722,735)		627,112

Turkey — 0.2%
Akbank TAS	23,169	26,992
Aselsan Elektronik Sanayi Ve Ticaret AS	5,728	9,688
BIM Birlesik Magazalar AS	2,466	26,304
Eregli Demir ve Celik Fabrikalari TAS*	8,429	11,957
Ford Otomotiv Sanayi AS	286	8,330
Haci Omer Sabanci Holding AS	6,969	14,710
Hektas Ticaret TAS*	7,870	6,078
KOC Holding AS	5,007	24,536
Koza Altin Isletmeleri AS	8,882	7,149
Sasa Polyester Sanayi AS*	6,863	11,855
Tofas Turk Otomobil Fabrikasi AS	1,142	9,432
Turk Hava Yollari AO*	2,023	17,585
Turkcell Iletisim Hizmetleri AS*	5,784	11,588
Turkiye Is Bankasi AS, Class C	18,270	13,566
Turkiye Petrol Rafinerileri AS	5,489	29,065
Turkiye Sise ve Cam Fabrikalari AS	4,429	7,556
Yapi ve Kredi Bankasi AS	22,378	14,880

(Cost $215,542)		251,271

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	18,116	41,436
Abu Dhabi Islamic Bank PJSC	7,249	20,133
Abu Dhabi National Oil Co. for Distribution PJSC	15,036	15,558
Aldar Properties PJSC	23,453	36,528
Americana Restaurants International PLC	14,047	12,890
Dubai Islamic Bank PJSC	16,344	24,566
Emaar Properties PJSC	32,683	67,545
Emirates NBD Bank PJSC	10,460	50,127
Emirates Telecommunications Group Co. PJSC	18,402	96,806
First Abu Dhabi Bank PJSC	24,784	92,589
Multiply Group PJSC*	20,274	19,377

(Cost $445,381)		477,555

United Kingdom — 8.6%
3i Group PLC	5,366	151,203
abrdn PLC	9,315	19,162
Admiral Group PLC	1,166	39,759

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Anglo American PLC	7,202	$194,754
Anglogold Ashanti PLC	2,167	41,876
Ashtead Group PLC	2,403	144,494
Associated British Foods PLC	2,014	60,462
AstraZeneca PLC	8,504	1,087,115
Auto Trader Group PLC, 144A	5,490	50,235
Aviva PLC	14,976	78,934
BAE Systems PLC	16,948	224,658
Barclays PLC	85,947	153,034
Barratt Developments PLC	4,460	28,930
Berkeley Group Holdings PLC	484	28,327
BP PLC	92,720	560,808
British American Tobacco PLC	11,952	379,031
BT Group PLC	37,228	57,761
Bunzl PLC	1,927	73,031
Burberry Group PLC	2,061	38,079
Centrica PLC	32,682	61,497
Coca-Cola Europacific Partners PLC	1,165	70,646
Compass Group PLC	9,099	230,085
Croda International PLC	745	42,173
Diageo PLC	12,283	428,527
Endeavour Mining PLC	1,007	23,379
Entain PLC	3,732	37,824
GSK PLC	22,845	409,365
Haleon PLC	30,799	128,331
Halma PLC	2,022	54,398
Hargreaves Lansdown PLC	1,594	14,457
HSBC Holdings PLC	106,378	808,602
Imperial Brands PLC	4,925	114,807
Informa PLC	7,613	71,410
InterContinental Hotels Group PLC	961	74,200
Intertek Group PLC	797	40,096
J Sainsbury PLC	10,437	37,671
JD Sports Fashion PLC	14,680	29,106
Kingfisher PLC	11,288	31,266
Land Securities Group PLC REIT	4,100	32,309
Legal & General Group PLC	32,673	94,582
Lloyds Banking Group PLC	332,373	182,402
London Stock Exchange Group PLC	2,251	253,089
M&G PLC	11,646	30,758
Melrose Industries PLC	7,810	51,133
Mondi PLC	2,637	46,840
National Grid PLC	19,845	257,423
NatWest Group PLC	32,675	85,760
Next PLC	669	66,975
Ocado Group PLC*	3,430	25,981
Pearson PLC	3,601	42,606
Pepco Group NV*	430	2,440
Persimmon PLC	1,508	23,826
Phoenix Group Holdings PLC	3,787	22,241
Reckitt Benckiser Group PLC	3,844	261,957
RELX PLC	10,285	394,723
Rentokil Initial PLC	13,914	75,304
Rio Tinto PLC	6,330	431,451
Rolls-Royce Holdings PLC*	47,237	160,297
Sage Group PLC	5,724	81,693
Schroders PLC	4,182	21,203

	Number of Shares	Value
United Kingdom (Continued)
Segro PLC REIT	6,475	$66,392
Severn Trent PLC	1,382	45,380
Shell PLC	36,332	1,174,205
Smith & Nephew PLC	5,139	66,402
Smiths Group PLC	1,747	36,347
Spirax-Sarco Engineering PLC	402	46,934
SSE PLC	5,856	135,475
St James’s Place PLC	3,356	27,480
Standard Chartered PLC	13,197	108,827
Taylor Wimpey PLC	23,952	39,174
Tesco PLC	40,228	145,146
Unilever PLC	13,616	647,959
United Utilities Group PLC	3,769	51,912
Vodafone Group PLC	124,990	112,554
Whitbread PLC	1,047	40,856
Wise PLC, Class A*	3,842	37,871
WPP PLC	5,853	52,226

(Cost $11,191,879)		11,599,626

United States — 0.2%
BeiGene Ltd.*	3,831	54,881
Brookfield Renewable Corp., Class A	777	20,614
Legend Biotech Corp., ADR*	287	17,455
Parade Technologies Ltd.	418	14,384
RB Global, Inc.	1,009	64,134
Southern Copper Corp.	439	31,577

(Cost $209,555)		203,045

TOTAL COMMON STOCKS (Cost $114,929,786)		130,447,079

PREFERRED STOCKS — 0.9%
Brazil — 0.4%
Banco Bradesco SA	27,193	89,887
Centrais Eletricas Brasileiras SA, Class B	958	8,733
Cia Energetica de Minas Gerais	7,925	17,824
Cia Paranaense de Energia	3,634	6,985
Gerdau SA	6,582	29,219
Itau Unibanco Holding SA	27,293	175,168
Itausa SA	30,084	59,592
Petroleo Brasileiro SA	26,172	190,944

(Cost $424,022)		578,352

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $27,929)	805	40,889

Colombia — 0.0%
Bancolombia SA
(Cost $25,225)	2,686	18,594

Germany — 0.3%
Bayerische Motoren Werke AG	329	31,192
Dr Ing hc F Porsche AG, 144A	607	55,540
Henkel AG & Co. KGaA	952	74,818
Porsche Automobil Holding SE	817	39,894
Sartorius AG	157	50,499
Volkswagen AG	1,137	131,708

(Cost $476,980)		383,651

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Russia — 0.0%
Surgutneftegas PJSC* (b)
(Cost $22,479)	41,062	$0

South Korea — 0.2%
Hyundai Motor Co.	104	8,714
Hyundai Motor Co. — 2nd Preferred	228	19,369
LG Chem Ltd.	44	10,538
Samsung Electronics Co. Ltd.	4,523	202,986

(Cost $142,755)		241,607

TOTAL PREFERRED STOCKS (Cost $1,119,390)		1,263,093

RIGHTS — 0.0%
China — 0.0%
Zhejiang Expressway Co. Ltd.*, expires 12/19/23
(Cost $0)	2,210	249

Taiwan — 0.0%
Wistron Corp.*, expires 12/22/23 (b)
(Cost $0)	9	0

Thailand — 0.0%
Siam Cement PCL*, expires 12/6/23 (b)	422	0
Siam Cement PCL*, expires 12/20/23 (b)	89	0

(Cost $0)		0

TOTAL RIGHTS (Cost $0)		249

	Number of Shares	Value
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.* (b), expires 8/22/28
(Cost $0)	108	$0

Thailand — 0.0%
BTS Group Holdings PCL*, expires 11/7/24	3,960	7
BTS Group Holdings PCL*, expires 11/20/26	7,920	27

(Cost $0)		34

TOTAL WARRANTS (Cost $0)		34

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (e)(f) (Cost $15,310)	15,310	15,310

CASH EQUIVALENTS — 3.1%
DWS Government Money Market Series “Institutional Shares”, 5.31% (e) (Cost $4,158,796)	4,158,796	4,158,796

TOTAL INVESTMENTS — 100.4% (Cost $120,223,282)		$135,884,561
Other assets and liabilities, net — (0.4%)		(554,872)

NET ASSETS — 100.0%		$135,329,689

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (c)
112,988	8,034	(10,061)		(8,679)	32,960	—	—	10,874	135,242

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (e)(f)
2,996,484	—	(2,981,174	)(g)	—	—	2,553	—	15,310	15,310

CASH EQUIVALENTS — 3.1%
DWS Government Money Market Series “Institutional Shares”, 5.31% (e)
2,327,718	20,842,714	(19,011,636)		—	—	80,473	—	4,158,796	4,158,796

5,437,190	20,850,748	(22,002,871)		(8,679)	32,960	83,026	—	4,184,980	4,309,348

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

(d)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $14,291, which is 0.01% of net assets.

(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interests
CPO:	Ordinary Participation Certificates
CVA:	Credit Valuation Adjustment
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MINI S&P/TSX 60 Futures	CAD	5	$217,247	$224,750	12/14/2023	$7,503
MSCI EAFE Futures	USD	21	2,139,210	2,232,930	12/15/2023	93,720
MSCI Emerging Markets Index Future	USD	21	1,013,290	1,036,455	12/15/2023	23,165

Total unrealized appreciation						$124,388

As of November 30, 2023, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/4/2023	AED	1,927,000	USD	524,711	$—	$(1)
RBC Capital Markets	12/4/2023	AUD	9,611,200	USD	6,091,646	—	(259,837)
JP Morgan & Chase Co.	12/4/2023	CAD	13,606,500	USD	9,805,426	—	(222,564)
Morgan Stanley Capital	12/4/2023	CHF	7,700,700	USD	8,490,326	—	(307,707)
JP Morgan & Chase Co.	12/4/2023	CNH	12,990,200	USD	1,773,321	—	(45,053)
JP Morgan & Chase Co.	12/4/2023	CZK	1,736,400	USD	74,574	—	(3,166)
Goldman Sachs & Co.	12/4/2023	DKK	19,569,700	USD	2,775,667	—	(82,450)
RBC Capital Markets	12/4/2023	EUR	25,951,100	USD	27,465,425	—	(787,835)
RBC Capital Markets	12/4/2023	GBP	10,643,900	USD	12,918,182	—	(519,761)
Goldman Sachs & Co.	12/4/2023	HKD	532,000	USD	68,039	—	(68)
JP Morgan & Chase Co.	12/4/2023	HKD	79,012,600	USD	10,105,076	—	(10,129)
JP Morgan & Chase Co.	12/4/2023	HUF	26,350,800	USD	72,344	—	(3,094)
JP Morgan & Chase Co.	12/4/2023	ILS	1,292,800	USD	319,952	—	(26,628)
JP Morgan & Chase Co.	12/4/2023	JPY	2,927,301,700	USD	19,426,823	—	(331,020)
Goldman Sachs & Co.	12/4/2023	KWD	92,000	USD	297,446	—	(431)
JP Morgan & Chase Co.	12/4/2023	MXN	16,892,000	USD	930,905	—	(41,021)
Goldman Sachs & Co.	12/4/2023	NOK	6,546,700	USD	586,562	—	(18,573)
JP Morgan & Chase Co.	12/4/2023	NZD	274,600	USD	159,734	—	(9,369)
RBC Capital Markets	12/4/2023	PHP	12,710,600	USD	223,778	—	(5,282)
JP Morgan & Chase Co.	12/4/2023	PLN	1,333,600	USD	316,330	—	(16,944)

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/4/2023	QAR	1,355,000	USD	371,375	$—	$(746)
Goldman Sachs & Co.	12/4/2023	SAR	5,649,000	USD	1,505,356	—	(441)
Goldman Sachs & Co.	12/4/2023	SEK	28,633,400	USD	2,565,981	—	(160,603)
Goldman Sachs & Co.	12/4/2023	SGD	1,521,900	USD	1,112,378	—	(25,545)
Goldman Sachs & Co.	12/4/2023	THB	24,661,600	USD	685,902	—	(15,424)
Goldman Sachs & Co.	12/4/2023	TRY	7,741,500	USD	267,061	—	(55)
Goldman Sachs & Co.	12/4/2023	USD	54,459	AED	200,000	—	—
RBC Capital Markets	12/4/2023	USD	226,910	AUD	358,000	9,672	—
RBC Capital Markets	12/4/2023	USD	6,135,334	AUD	9,253,200	—	(20,433)
JP Morgan & Chase Co.	12/4/2023	USD	297,634	CAD	413,000	6,747	—
JP Morgan & Chase Co.	12/4/2023	USD	9,730,796	CAD	13,193,500	—	(7,187)
Bank of America	12/4/2023	USD	8,492,554	CHF	7,384,700	—	(55,550)
Morgan Stanley Capital	12/4/2023	USD	348,408	CHF	316,000	12,621	—
JP Morgan & Chase Co.	12/4/2023	USD	63,895	CNH	468,000	1,616	—
JP Morgan & Chase Co.	12/4/2023	USD	1,753,564	CNH	12,522,200	—	(700)
JP Morgan & Chase Co.	12/4/2023	USD	77,886	CZK	1,736,400	—	(147)
RBC Capital Markets	12/4/2023	USD	2,863,935	DKK	19,569,700	—	(5,818)
Morgan Stanley Capital	12/4/2023	USD	27,437,598	EUR	25,147,100	—	(59,663)
RBC Capital Markets	12/4/2023	USD	850,937	EUR	804,000	24,387	—
Morgan Stanley Capital	12/4/2023	USD	13,079,865	GBP	10,331,900	—	(35,822)
RBC Capital Markets	12/4/2023	USD	378,674	GBP	312,000	15,227	—
RBC Capital Markets	12/4/2023	USD	10,184,577	HKD	79,544,600	—	(1,265)
JP Morgan & Chase Co.	12/4/2023	USD	75,448	HUF	26,350,800	—	(10)
JP Morgan & Chase Co.	12/4/2023	USD	310,625	ILS	1,156,800	—	(505)
JP Morgan & Chase Co.	12/4/2023	USD	33,664	ILS	136,000	2,796	—
JP Morgan & Chase Co.	12/4/2023	USD	747,074	JPY	112,570,000	12,718	—
Morgan Stanley Capital	12/4/2023	USD	19,039,398	JPY	2,814,731,700	—	(41,347)
Goldman Sachs & Co.	12/4/2023	USD	297,976	KWD	92,000	—	(99)
JP Morgan & Chase Co.	12/4/2023	USD	33,563	MXN	609,000	1,477	—
JP Morgan & Chase Co.	12/4/2023	USD	937,340	MXN	16,283,000	—	(454)
Goldman Sachs & Co.	12/4/2023	USD	607,368	NOK	6,546,700	—	(2,233)
JP Morgan & Chase Co.	12/4/2023	USD	169,607	NZD	274,600	—	(504)
RBC Capital Markets	12/4/2023	USD	229,144	PHP	12,710,600	—	(84)
JP Morgan & Chase Co.	12/4/2023	USD	334,210	PLN	1,333,600	—	(937)
Goldman Sachs & Co.	12/4/2023	USD	327,108	QAR	1,191,000	—	(26)
Goldman Sachs & Co.	12/4/2023	USD	44,961	QAR	164,000	78	—
Bank of America	12/4/2023	USD	2,658,568	SEK	27,858,400	—	(5,782)
Goldman Sachs & Co.	12/4/2023	USD	69,451	SEK	775,000	4,347	—
Goldman Sachs & Co.	12/4/2023	USD	43,125	SGD	59,000	989	—
Goldman Sachs & Co.	12/4/2023	USD	1,096,134	SGD	1,462,900	—	(2,325)
Goldman Sachs & Co.	12/4/2023	USD	700,738	THB	24,661,600	588	—
Goldman Sachs & Co.	12/4/2023	USD	267,844	TRY	7,741,500	—	(728)
Goldman Sachs & Co.	12/4/2023	USD	1,129,963	ZAR	21,412,800	5,507	—
Goldman Sachs & Co.	12/4/2023	ZAR	21,412,800	USD	1,139,092	3,622	—
JP Morgan & Chase Co.	12/5/2023	BRL	3,353,800	USD	662,369	—	(18,604)
RBC Capital Markets	12/5/2023	BRL	6,770,400	USD	1,336,228	—	(38,470)
Goldman Sachs & Co.	12/5/2023	CLP	78,893,400	USD	87,762	—	(2,664)
JP Morgan & Chase Co.	12/5/2023	CLP	85,394,300	USD	94,997	—	(2,880)
JP Morgan & Chase Co.	12/5/2023	COP	156,011,000	USD	37,439	—	(1,364)
JP Morgan & Chase Co.	12/5/2023	IDR	6,422,508,200	USD	404,287	—	(9,785)
RBC Capital Markets	12/5/2023	IDR	5,018,076,700	USD	315,741	—	(7,784)
Goldman Sachs & Co.	12/5/2023	INR	287,606,700	USD	3,450,673	2,272	—
Goldman Sachs & Co.	12/5/2023	INR	5,820,000	USD	69,840	58	—
JP Morgan & Chase Co.	12/5/2023	INR	183,889,700	USD	2,206,791	1,956	—
Goldman Sachs & Co.	12/5/2023	KRW	3,218,938,100	USD	2,386,166	—	(109,621)
JP Morgan & Chase Co.	12/5/2023	KRW	1,084,472,400	USD	803,962	—	(36,878)
RBC Capital Markets	12/5/2023	KRW	1,694,268,900	USD	1,255,851	—	(57,792)
RBC Capital Markets	12/5/2023	MYR	2,465,200	USD	518,979	—	(10,276)

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2023	TWD	4,116,000	USD	127,155	$—	$(4,678)
Goldman Sachs & Co.	12/5/2023	TWD	86,925,600	USD	2,684,546	—	(99,617)
JP Morgan & Chase Co.	12/5/2023	TWD	44,822,200	USD	1,384,897	—	(50,725)
RBC Capital Markets	12/5/2023	TWD	40,964,200	USD	1,265,499	—	(46,554)
Goldman Sachs & Co.	12/5/2023	USD	470,284	AED	1,727,000	—	(30)
JP Morgan & Chase Co.	12/5/2023	USD	41,433	BRL	210,000	1,206	—
RBC Capital Markets	12/5/2023	USD	2,009,038	BRL	9,914,200	3,994	—
Goldman Sachs & Co.	12/5/2023	USD	189,239	CLP	164,287,700	—	(937)
JP Morgan & Chase Co.	12/5/2023	USD	38,544	COP	156,011,000	259	—
JP Morgan & Chase Co.	12/5/2023	USD	35,091	IDR	559,492,000	980	—
JP Morgan & Chase Co.	12/5/2023	USD	701,463	IDR	10,881,092,900	63	—
Goldman Sachs & Co.	12/5/2023	USD	3,519,994	INR	293,426,700	—	(1,811)
JP Morgan & Chase Co.	12/5/2023	USD	2,205,468	INR	183,889,700	—	(632)
Goldman Sachs & Co.	12/5/2023	USD	4,512,460	KRW	5,820,171,400	180	—
RBC Capital Markets	12/5/2023	USD	131,371	KRW	177,508,000	6,259	—
RBC Capital Markets	12/5/2023	USD	528,367	MYR	2,465,200	888	—
Goldman Sachs & Co.	12/5/2023	USD	5,663,571	TWD	176,828,000	101	—
Goldman Sachs & Co.	12/6/2023	EGP	830,000	USD	26,287	103	—
Goldman Sachs & Co.	12/6/2023	USD	26,861	EGP	830,000	—	(677)
Goldman Sachs & Co.	1/3/2024	AED	1,727,000	USD	470,303	—	(4)
RBC Capital Markets	1/3/2024	AUD	137,000	USD	90,929	301	—
RBC Capital Markets	1/3/2024	AUD	9,253,200	USD	6,141,608	20,447	—
JP Morgan & Chase Co.	1/3/2024	CAD	708,000	USD	522,450	379	—
JP Morgan & Chase Co.	1/3/2024	CAD	13,193,500	USD	9,735,934	7,210	—
JP Morgan & Chase Co.	1/3/2024	CNH	12,522,200	USD	1,757,596	521	—
JP Morgan & Chase Co.	1/3/2024	CZK	1,736,400	USD	77,831	150	—
RBC Capital Markets	1/3/2024	DKK	19,569,700	USD	2,868,827	5,752	—
RBC Capital Markets	1/3/2024	DKK	531,000	USD	77,841	155	—
Morgan Stanley Capital	1/3/2024	EUR	1,493,000	USD	1,631,261	3,479	—
Morgan Stanley Capital	1/3/2024	EUR	25,147,100	USD	27,475,872	58,591	—
Morgan Stanley Capital	1/3/2024	GBP	10,331,900	USD	13,083,636	35,833	—
RBC Capital Markets	1/3/2024	HKD	79,544,600	USD	10,184,890	633	—
JP Morgan & Chase Co.	1/3/2024	HUF	26,350,800	USD	75,195	18	—
JP Morgan & Chase Co.	1/3/2024	ILS	1,156,800	USD	310,951	451	—
Goldman Sachs & Co.	1/3/2024	KWD	92,000	USD	298,730	173	—
JP Morgan & Chase Co.	1/3/2024	MXN	1,363,000	USD	78,082	49	—
JP Morgan & Chase Co.	1/3/2024	MXN	16,283,000	USD	932,840	627	—
Goldman Sachs & Co.	1/3/2024	NOK	6,546,700	USD	607,912	2,207	—
RBC Capital Markets	1/3/2024	PHP	12,710,600	USD	229,185	137	—
JP Morgan & Chase Co.	1/3/2024	PLN	1,333,600	USD	333,817	896	—
Goldman Sachs & Co.	1/3/2024	QAR	1,191,000	USD	326,883	—	(7)
Goldman Sachs & Co.	1/3/2024	SAR	5,649,000	USD	1,505,617	—	(159)
Goldman Sachs & Co.	1/3/2024	SAR	192,000	USD	51,180	1	—
Bank of America	1/3/2024	SEK	2,161,000	USD	206,557	445	—
Bank of America	1/3/2024	SEK	27,858,400	USD	2,662,888	5,810	—
Goldman Sachs & Co.	1/3/2024	SGD	1,462,900	USD	1,097,672	2,249	—
Goldman Sachs & Co.	1/3/2024	THB	24,661,600	USD	702,035	—	(1,281)
Goldman Sachs & Co.	1/3/2024	TRY	7,741,500	USD	260,806	935	—
JP Morgan & Chase Co.	1/3/2024	USD	52,076	CNH	371,000	—	(19)
Morgan Stanley Capital	1/3/2024	USD	146,895	GBP	116,000	—	(402)
RBC Capital Markets	1/3/2024	USD	308,584	HKD	2,410,000	—	(27)
Goldman Sachs & Co.	1/3/2024	ZAR	21,412,800	USD	1,126,930	—	(5,459)
JP Morgan & Chase Co.	1/4/2024	BRL	761,000	USD	153,796	—	(170)
RBC Capital Markets	1/4/2024	BRL	9,914,200	USD	2,003,273	—	(2,580)
Bank of America	1/4/2024	CHF	165,000	USD	190,425	1,216	—
Bank of America	1/4/2024	CHF	7,384,700	USD	8,522,722	54,535	—
Goldman Sachs & Co.	1/4/2024	CLP	164,287,700	USD	188,836	950	—
JP Morgan & Chase Co.	1/4/2024	COP	156,011,000	USD	38,317	—	(221)

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	1/4/2024	EGP	830,000	USD	23,347	$291	$—
JP Morgan & Chase Co.	1/4/2024	IDR	10,881,092,900	USD	701,147	—	(183)
Goldman Sachs & Co.	1/4/2024	INR	26,779,000	USD	320,899	43	—
Goldman Sachs & Co.	1/4/2024	INR	293,426,700	USD	3,516,935	1,211	—
JP Morgan & Chase Co.	1/4/2024	INR	183,889,700	USD	2,203,723	429	—
Goldman Sachs & Co.	1/4/2024	KRW	5,820,171,400	USD	4,520,170	—	(851)
Goldman Sachs & Co.	1/4/2024	KRW	477,576,000	USD	368,088	—	(2,886)
RBC Capital Markets	1/4/2024	MYR	2,465,200	USD	529,047	—	(1,314)
JP Morgan & Chase Co.	1/4/2024	NZD	274,600	USD	169,626	499	—
Goldman Sachs & Co.	1/4/2024	TWD	13,045,000	USD	418,915	—	(407)
Goldman Sachs & Co.	1/4/2024	TWD	176,828,000	USD	5,693,660	9,659	—
Morgan Stanley Capital	1/5/2024	JPY	83,925,000	USD	570,688	1,153	—
Morgan Stanley Capital	1/5/2024	JPY	2,814,731,700	USD	19,140,122	38,680	—

Total unrealized appreciation (depreciation)						$376,826	$(3,653,115)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$130,447,079	$—	$0	$130,447,079
Preferred Stocks (a)	1,263,093	—	0	1,263,093
Rights (a)	—	249	0	249
Warrants (a)	34	—	0	34
Short-Term Investments (a)	4,174,106	—	—	4,174,106
Derivatives (b)
Forward Foreign Currency Contracts	—	376,826	—	376,826
Futures Contracts	124,388	—	—	124,388

TOTAL	$136,008,700	$377,075	$—	$136,385,775

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(3,653,115)	$—	$(3,653,115)

TOTAL	$—	$(3,653,115)	$—	$(3,653,115)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.2%
Brazil — 4.0%
Ambev SA	65,569	$182,371
Atacadao SA	8,891	20,484
B3 SA — Brasil Bolsa Balcao	77,789	210,196
Banco Bradesco SA	23,225	67,381
Banco BTG Pactual S.A	16,552	119,515
Banco do Brasil SA	12,233	134,880
Banco Santander Brasil SA	5,668	35,698
BB Seguridade Participacoes SA	10,259	65,238
CCR SA	12,842	35,327
Centrais Eletricas Brasileiras SA	16,990	141,041
Cia de Saneamento Basico do Estado de Sao Paulo	4,776	65,555
Cia Siderurgica Nacional SA	9,725	32,443
Cosan SA	17,944	64,710
CPFL Energia SA	3,053	22,981
Energisa SA	2,558	27,430
Eneva SA*	11,081	28,569
Engie Brasil Energia SA	2,780	24,569
Equatorial Energia SA	14,732	101,944
Hapvida Participacoes e Investimentos SA, 144A*	65,298	57,974
Hypera SA	5,704	39,147
JBS SA	9,971	47,018
Klabin SA	9,781	44,851
Localiza Rent a Car SA*	88	1,073
Localiza Rent a Car SA	12,516	152,672
Lojas Renner SA	12,484	41,520
Magazine Luiza SA*	48,349	19,842
Natura & Co. Holding SA*	12,624	42,293
Petroleo Brasileiro SA	50,034	383,231
PRIO SA*	10,375	96,814
Raia Drogasil SA	18,144	103,510
Rede D’Or Sao Luiz SA, 144A	7,863	42,494
Rumo SA	16,396	76,283
Sendas Distribuidora SA	19,830	52,092
Suzano SA	10,600	115,819
Telefonica Brasil SA	6,034	64,679
TIM SA	12,632	44,245
TOTVS SA	6,971	47,176
Ultrapar Participacoes SA	10,752	55,158
Vale SA	46,163	692,626
Vibra Energia SA	16,214	76,919
WEG SA	23,743	164,926

(Cost $2,588,068)		3,842,694

Chile — 0.4%
Banco de Chile	658,136	73,937
Banco de Credito e Inversiones SA	1,033	27,742
Banco Santander Chile	961,896	47,204
Cencosud SA	14,789	27,470
Cia Sud Americana de Vapores SA	203,741	11,821
Empresas CMPC SA	14,852	28,728
Empresas Copec SA	5,489	40,624
Enel Americas SA*	280,743	32,685
Enel Chile SA	408,382	25,758
Falabella SA*	10,090	23,555

	Number of Shares	Value
Chile (Continued)
Latam Airlines Group SA*	2,317,921	$22,591

(Cost $462,864)		362,115

China — 24.7%
360 Security Technology, Inc., Class A*	7,500	9,110
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,200	9,919
3SBio, Inc., 144A*	26,254	24,401
AAC Technologies Holdings, Inc.	9,611	27,007
Advanced Micro-Fabrication Equipment, Inc., China, Class A	525	12,482
AECC Aviation Power Co. Ltd., Class A	2,400	12,077
Agricultural Bank of China Ltd., Class A	81,700	41,844
Agricultural Bank of China Ltd., Class H	362,983	134,295
Aier Eye Hospital Group Co. Ltd., Class A	6,453	15,405
AIMA Technology Group Co. Ltd., Class A	1,600	6,430
Air China Ltd., Class A*	12,400	14,003
Air China Ltd., Class H*	20,555	13,841
Akeso, Inc., 144A*	6,401	40,850
Alibaba Group Holding Ltd.*	222,619	2,073,347
Aluminum Corp. of China Ltd., Class A	9,632	7,467
Aluminum Corp. of China Ltd., Class H	50,919	25,162
Anhui Conch Cement Co. Ltd., Class A	3,400	10,943
Anhui Conch Cement Co. Ltd., Class H	16,053	37,567
Anhui Gujing Distillery Co. Ltd., Class A	360	13,025
Anhui Gujing Distillery Co. Ltd., Class B	1,363	20,693
Anhui Honglu Steel Construction Group Co. Ltd., Class A	1,100	3,639
Anhui Kouzi Distillery Co. Ltd., Class A	229	1,513
Anhui Yingjia Distillery Co. Ltd., Class A	600	6,311
Anjoy Foods Group Co. Ltd., Class A	200	3,198
ANTA Sports Products Ltd.	17,897	186,616
Apeloa Pharmaceutical Co. Ltd., Class A	800	1,867
Asymchem Laboratories Tianjin Co. Ltd., Class A	364	7,335
Autobio Diagnostics Co. Ltd., Class A	700	5,030
Autohome, Inc., ADR	1,095	29,904
Avary Holding Shenzhen Co. Ltd., Class A	730	2,201
AVIC Industry-Finance Holdings Co. Ltd., Class A	2,300	1,052
AviChina Industry & Technology Co. Ltd., Class H	37,487	16,989
Baidu, Inc., Class A*	30,724	456,653
Bank of Beijing Co. Ltd., Class A	16,300	10,333
Bank of Changsha Co. Ltd., Class A	6,000	5,701
Bank of Chengdu Co. Ltd., Class A	2,955	4,677
Bank of China Ltd., Class A	35,100	19,598
Bank of China Ltd., Class H	1,077,583	395,922
Bank of Communications Co. Ltd., Class A	32,100	26,233
Bank of Communications Co. Ltd., Class H	122,244	72,145
Bank of Hangzhou Co. Ltd., Class A	5,960	8,290
Bank of Jiangsu Co. Ltd., Class A	15,954	14,779
Bank of Nanjing Co. Ltd., Class A	8,400	8,487
Bank of Ningbo Co. Ltd., Class A	4,970	15,940
Bank of Shanghai Co. Ltd., Class A	12,540	10,336
Baoshan Iron & Steel Co. Ltd., Class A	17,500	15,232
Beijing Dabeinong Technology Group Co. Ltd., Class A	2,100	2,139

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
China (Continued)
Beijing Easpring Material Technology Co. Ltd., Class A	500	$2,865
Beijing Enlight Media Co. Ltd., Class A	5,400	6,007
Beijing Kingsoft Office Software, Inc., Class A	328	13,850
Beijing New Building Materials PLC, Class A	1,770	5,786
Beijing Shiji Information Technology Co. Ltd., Class A*	509	760
Beijing Tiantan Biological Products Corp. Ltd., Class A	3,000	13,446
Beijing Tongrentang Co. Ltd., Class A	900	6,694
Beijing United Information Technology Co. Ltd., Class A	630	2,998
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	609	4,160
Beijing Yanjing Brewery Co. Ltd., Class A	3,600	5,013
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	47,500	33,567
Betta Pharmaceuticals Co. Ltd., Class A	600	4,785
BGI Genomics Co. Ltd., Class A	600	4,308
Bilibili, Inc., Class Z*	2,510	28,888
Bloomage Biotechnology Corp. Ltd., Class A	320	3,189
BOC International China Co. Ltd., Class A	2,100	3,165
BOE Technology Group Co. Ltd., Class A	32,200	17,438
BYD Co. Ltd., Class A	1,500	41,802
BYD Co. Ltd., Class H	14,161	380,706
BYD Electronic International Co. Ltd.	10,468	47,775
By-health Co. Ltd., Class A	2,100	5,378
Caitong Securities Co. Ltd., Class A	3,204	3,614
Cambricon Technologies Corp. Ltd., Class A*	421	8,826
Canmax Technologies Co. Ltd., Class A	1,040	3,507
CECEP Solar Energy Co. Ltd., Class A	5,200	4,053
CECEP Wind-Power Corp., Class A	12,100	5,215
CETC Cyberspace Security Technology Co. Ltd., Class A	1,400	4,486
CGN Power Co. Ltd., Class A	26,100	11,067
CGN Power Co. Ltd., Class H, 144A	162,914	39,210
Changchun High & New Technology Industry Group, Inc., Class A	360	8,105
Changjiang Securities Co. Ltd., Class A	1,400	1,089
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	400	8,070
Chaozhou Three-Circle Group Co. Ltd., Class A	2,000	8,206
Chengxin Lithium Group Co. Ltd., Class A	1,200	3,652
China Baoan Group Co. Ltd., Class A	1,700	2,781
China Cinda Asset Management Co. Ltd., Class H	117,448	11,427
China CITIC Bank Corp. Ltd., Class H	122,150	55,201
China Coal Energy Co. Ltd., Class H	26,665	22,598
China Communications Services Corp. Ltd., Class H	34,393	14,662
China Construction Bank Corp., Class A	10,400	9,314
China Construction Bank Corp., Class H	1,312,317	759,371

	Number of Shares	Value
China (Continued)
China CSSC Holdings Ltd., Class A	3,500	$13,537
China Eastern Airlines Corp. Ltd., Class A*	23,835	14,009
China Energy Engineering Corp. Ltd., Class A	25,300	7,541
China Everbright Bank Co. Ltd., Class A	34,400	13,912
China Everbright Bank Co. Ltd., Class H	45,257	12,920
China Feihe Ltd., 144A	48,957	28,705
China Galaxy Securities Co. Ltd., Class A	3,700	6,477
China Galaxy Securities Co. Ltd., Class H	51,727	27,680
China Greatwall Technology Group Co. Ltd., Class A	3,300	5,154
China Hongqiao Group Ltd.	31,610	25,778
China International Capital Corp. Ltd., Class A	1,000	5,681
China International Capital Corp. Ltd., Class H, 144A	22,024	34,849
China Jushi Co. Ltd., Class A	4,572	7,082
China Life Insurance Co. Ltd., Class A	2,400	10,089
China Life Insurance Co. Ltd., Class H	99,055	134,165
China Literature Ltd., 144A*	5,306	18,103
China Longyuan Power Group Corp. Ltd., Class H	45,446	34,035
China Meheco Co. Ltd., Class A	3,000	5,046
China Mengniu Dairy Co. Ltd.*	44,505	139,589
China Merchants Bank Co. Ltd., Class A	17,863	71,965
China Merchants Bank Co. Ltd., Class H	51,704	180,702
China Merchants Energy Shipping Co. Ltd., Class A	5,200	4,373
China Merchants Securities Co. Ltd., Class A	6,100	12,010
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	5,700	8,311
China Minsheng Banking Corp. Ltd., Class A	30,600	16,486
China Minsheng Banking Corp. Ltd., Class H	95,826	32,018
China National Building Material Co. Ltd., Class H	48,906	21,788
China National Chemical Engineering Co. Ltd., Class A	5,200	4,817
China National Nuclear Power Co. Ltd., Class A	19,400	19,085
China National Software & Service Co. Ltd., Class A	910	4,381
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	3,300	9,162
China Oilfield Services Ltd., Class H	26,369	28,356
China Pacific Insurance Group Co. Ltd., Class A	6,000	20,226
China Pacific Insurance Group Co. Ltd., Class H	38,010	80,289
China Petroleum & Chemical Corp., Class A	27,700	21,203
China Petroleum & Chemical Corp., Class H	329,644	169,648
China Railway Group Ltd., Class A	19,500	15,390
China Railway Group Ltd., Class H	67,021	29,429

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
China (Continued)
China Railway Signal & Communication Corp. Ltd., Class A	10,435	$6,352
China Rare Earth Resources And Technology Co. Ltd., Class A	1,300	5,088
China Resources Microelectronics Ltd., Class A	893	5,868
China Resources Mixc Lifestyle Services Ltd., 144A	9,493	35,912
China Resources Pharmaceutical Group Ltd., 144A	27,531	17,200
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,100	7,478
China Shenhua Energy Co. Ltd., Class A	5,465	24,082
China Shenhua Energy Co. Ltd., Class H	47,300	154,714
China Southern Airlines Co. Ltd., Class A*	8,400	7,229
China Southern Airlines Co. Ltd., Class H*	27,705	13,300
China State Construction Engineering Corp. Ltd., Class A	39,000	27,124
China Three Gorges Renewables Group Co. Ltd., Class A	19,186	12,350
China Tourism Group Duty Free Corp. Ltd., Class A	1,600	19,960
China Tourism Group Duty Free Corp. Ltd., Class H, 144A	1,352	14,712
China Tower Corp. Ltd., Class H, 144A	634,065	65,750
China United Network Communications Ltd., Class A	26,500	16,279
China Vanke Co. Ltd., Class A	9,000	14,408
China Vanke Co. Ltd., Class H	28,706	28,995
China Yangtze Power Co. Ltd., Class A	20,500	65,492
China Zhenhua Group Science & Technology Co. Ltd., Class A	600	5,426
China Zheshang Bank Co. Ltd., Class A	5,070	1,795
Chinasoft International Ltd.*	34,896	29,887
Chongqing Brewery Co. Ltd., Class A	500	4,985
Chongqing Changan Automobile Co. Ltd., Class A	7,462	21,281
Chongqing Rural Commercial Bank Co. Ltd., Class A	13,400	7,632
Chongqing Taiji Industry Group Co. Ltd., Class A*	1,100	7,940
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,877	17,131
CITIC Ltd.	75,291	70,941
CITIC Securities Co. Ltd., Class A	9,610	28,846
CITIC Securities Co. Ltd., Class H	28,578	59,342
CMOC Group Ltd., Class A	15,700	11,446
CMOC Group Ltd., Class H	53,199	30,375
CNGR Advanced Material Co. Ltd., Class A	600	4,128
CNPC Capital Co. Ltd., Class A	7,300	5,874
Contemporary Amperex Technology Co. Ltd., Class A	3,473	81,161
COSCO SHIPPING Development Co. Ltd., Class A	14,000	4,565
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	3,500	6,455

	Number of Shares	Value
China (Continued)
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	15,107	$14,660
COSCO SHIPPING Holdings Co. Ltd., Class A	11,530	16,151
COSCO SHIPPING Holdings Co. Ltd., Class H	44,940	41,423
Country Garden Holdings Co. Ltd.*	174,110	19,615
Country Garden Services Holdings Co. Ltd.	32,774	30,964
CRRC Corp. Ltd., Class A	20,700	15,063
CRRC Corp. Ltd., Class H	62,306	25,126
CSC Financial Co. Ltd., Class A	2,925	10,552
CSPC Pharmaceutical Group Ltd.	127,965	115,493
Daqin Railway Co. Ltd., Class A	13,600	13,817
Daqo New Energy Corp., ADR*	847	20,040
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,152	4,191
DHC Software Co. Ltd., Class A	800	714
Do-Fluoride New Materials Co. Ltd., Class A	1,260	2,643
Dong-E-E-Jiao Co. Ltd., Class A	200	1,411
Dongfang Electric Corp. Ltd., Class A	2,280	4,649
Dongfeng Motor Group Co. Ltd., Class H	36,130	18,131
Dongxing Securities Co. Ltd., Class A	600	725
East Buy Holding Ltd., 144A*	5,305	19,729
East Money Information Co. Ltd., Class A	11,674	23,916
Eastroc Beverage Group Co. Ltd., Class A	600	16,554
Ecovacs Robotics Co. Ltd., Class A	500	2,990
ENN Energy Holdings Ltd.	11,376	78,934
ENN Natural Gas Co. Ltd., Class A	2,300	5,159
Eoptolink Technology, Inc. Ltd., Class A	1,100	7,127
Eve Energy Co. Ltd., Class A	1,967	11,613
Everbright Securities Co. Ltd., Class A	4,800	10,915
Fangda Carbon New Material Co. Ltd., Class A*	3,834	3,101
FAW Jiefang Group Co. Ltd., Class A*	5,500	7,612
First Capital Securities Co. Ltd., Class A	900	770
Flat Glass Group Co. Ltd., Class A	700	2,479
Flat Glass Group Co. Ltd., Class H	6,437	10,581
Focus Media Information Technology Co. Ltd., Class A	11,720	10,726
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,151	22,137
Fosun International Ltd.	28,609	16,298
Founder Securities Co. Ltd., Class A	10,000	12,146
Foxconn Industrial Internet Co. Ltd., Class A	9,500	20,074
Fuyao Glass Industry Group Co. Ltd., Class A	2,100	11,067
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	7,983	37,456
Ganfeng Lithium Group Co. Ltd., Class A	1,680	9,169
Ganfeng Lithium Group Co. Ltd., Class H, 144A	4,957	15,865
G-bits Network Technology Xiamen Co. Ltd., Class A	100	3,587
GD Power Development Co. Ltd., Class A	9,450	5,223

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
China (Continued)
GDS Holdings Ltd., Class A*	12,108	$15,749
Gemdale Corp., Class A	4,300	3,081
Genscript Biotech Corp.*	15,922	44,232
GF Securities Co. Ltd., Class A	6,300	12,704
GF Securities Co. Ltd., Class H	16,286	20,370
Giant Network Group Co. Ltd., Class A	3,800	6,429
GigaDevice Semiconductor, Inc., Class A	641	8,441
Ginlong Technologies Co. Ltd., Class A	450	4,197
GoerTek, Inc., Class A	2,100	5,290
Goldwind Science & Technology Co. Ltd., Class A	1,138	1,385
Gongniu Group Co. Ltd., Class A	1,000	13,682
Gotion High-tech Co. Ltd., Class A*	1,200	3,720
Great Wall Motor Co. Ltd., Class A	1,900	7,152
Great Wall Motor Co. Ltd., Class H	32,372	46,664
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,800	12,910
Greentown China Holdings Ltd.	13,343	14,195
Guangdong Haid Group Co. Ltd., Class A	1,081	6,686
Guanghui Energy Co. Ltd., Class A	3,641	3,699
Guangzhou Automobile Group Co. Ltd., Class A	4,800	6,663
Guangzhou Automobile Group Co. Ltd., Class H	39,187	18,160
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	600	2,531
Guangzhou Haige Communications Group, Inc. Co., Class A	5,700	10,098
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	4,618
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	600	3,802
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,940	6,570
Guolian Securities Co. Ltd., Class A*	1,900	3,097
Guosen Securities Co. Ltd., Class A	6,400	8,508
Guotai Junan Securities Co. Ltd., Class A	6,100	12,889
Guoyuan Securities Co. Ltd., Class A	6,630	6,392
H World Group Ltd., ADR*	2,740	100,229
Haidilao International Holding Ltd., 144A	23,403	46,559
Haier Smart Home Co. Ltd., Class A	6,000	18,572
Haier Smart Home Co. Ltd., Class H	31,562	91,519
Hainan Airlines Holding Co. Ltd., Class A*	49,900	10,125
Hainan Airport Infrastructure Co. Ltd., Class A*	22,500	12,815
Haitian International Holdings Ltd.	9,936	25,313
Haitong Securities Co. Ltd., Class A	7,800	10,609
Haitong Securities Co. Ltd., Class H	37,734	21,158
Hangzhou First Applied Material Co. Ltd., Class A	1,143	3,716
Hangzhou Lion Electronics Co. Ltd., Class A	600	2,699
Hangzhou Oxygen Plant Group Co. Ltd., Class A	1,100	4,847
Hangzhou Robam Appliances Co. Ltd., Class A	200	650
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,300	4,395

	Number of Shares	Value
China (Continued)
Hangzhou Tigermed Consulting Co. Ltd., Class A	174	$1,512
Hansoh Pharmaceutical Group Co. Ltd., 144A	17,799	36,048
Heilongjiang Agriculture Co. Ltd., Class A	3,400	6,004
Henan Shenhuo Coal & Power Co. Ltd., Class A	621	1,370
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,308	8,430
Hengan International Group Co. Ltd.	8,872	32,370
Hengli Petrochemical Co. Ltd., Class A*	4,210	8,265
Hengtong Optic-electric Co. Ltd., Class A	1,900	3,310
Hengyi Petrochemical Co. Ltd., Class A*	1,366	1,311
Hesteel Co. Ltd., Class A	2,700	820
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	9,829
Hongfa Technology Co. Ltd., Class A	700	2,850
Hoshine Silicon Industry Co. Ltd., Class A	500	3,475
Hoyuan Green Energy Co. Ltd., Class A	391	1,811
Hua Hong Semiconductor Ltd., 144A*	8,797	20,339
Huadian Power International Corp. Ltd., Class A	7,800	5,588
Huadong Medicine Co. Ltd., Class A	1,900	10,845
Huafon Chemical Co. Ltd., Class A	2,500	2,400
Huaibei Mining Holdings Co. Ltd., Class A	2,600	5,763
Hualan Biological Engineering, Inc., Class A	2,573	8,703
Huaneng Power International, Inc., Class A*	7,900	8,523
Huaneng Power International, Inc., Class H*	56,260	29,242
Huatai Securities Co. Ltd., Class A	5,800	11,631
Huatai Securities Co. Ltd., Class H, 144A	22,639	28,345
Huaxia Bank Co. Ltd., Class A	14,100	11,444
Huayu Automotive Systems Co. Ltd., Class A	2,800	6,818
Hubei Xingfa Chemicals Group Co. Ltd., Class A	1,000	2,632
Huizhou Desay Sv Automotive Co. Ltd., Class A	400	7,267
Humanwell Healthcare Group Co. Ltd., Class A	1,500	5,588
Hunan Valin Steel Co. Ltd., Class A	4,600	3,560
Hundsun Technologies, Inc., Class A	1,689	7,098
Hygeia Healthcare Holdings Co. Ltd., 144A	4,609	28,381
Hygon Information Technology Co. Ltd., Class A	1,696	17,033
IEIT Systems Co. Ltd., Class A	1,585	7,814
Iflytek Co. Ltd., Class A	2,050	12,837
Imeik Technology Development Co. Ltd., Class A	200	8,523
Industrial & Commercial Bank of China Ltd., Class A	49,200	33,116
Industrial & Commercial Bank of China Ltd., Class H	891,808	426,992
Industrial Bank Co. Ltd., Class A	15,459	31,584
Industrial Securities Co. Ltd., Class A	6,700	5,700

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
China (Continued)
Ingenic Semiconductor Co. Ltd., Class A	600	$5,714
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	49,800	10,662
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	2,900	5,921
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	9,600	5,212
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,400	20,592
Inner Mongolia Yitai Coal Co. Ltd., Class B*	15,100	21,472
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	4,700	4,176
Innovent Biologics, Inc., 144A*	16,404	96,182
iQIYI, Inc., ADR*	6,132	27,533
Isoftstone Information Technology Group Co. Ltd., Class A*	1,700	9,523
JA Solar Technology Co. Ltd., Class A	2,744	7,641
Jason Furniture Hangzhou Co. Ltd., Class A	166	871
JCET Group Co. Ltd., Class A	1,800	7,693
JD Health International, Inc., 144A*	12,533	59,767
JD Logistics, Inc., 144A*	27,599	33,884
JD.com, Inc., Class A	31,936	436,236
Jiangsu Eastern Shenghong Co. Ltd., Class A	9,400	13,312
Jiangsu Expressway Co. Ltd., Class H	20,078	18,070
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,332	10,494
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	5,778	38,826
Jiangsu King’s Luck Brewery JSC Ltd., Class A	778	5,860
Jiangsu Pacific Quartz Co. Ltd., Class A	400	4,806
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	4,400	6,194
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,200	19,585
Jiangsu Yoke Technology Co. Ltd., Class A	500	4,308
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,000	5,449
Jiangxi Copper Co. Ltd., Class A	3,000	7,435
Jiangxi Copper Co. Ltd., Class H	16,826	23,867
Jiangxi Special Electric Motor Co. Ltd., Class A*	1,700	2,469
Jinko Solar Co. Ltd., Class A	6,840	8,500
JiuGui Liquor Co. Ltd., Class A	300	2,997
Jizhong Energy Resources Co. Ltd., Class A	5,500	5,380
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	2,500	4,425
Jointown Pharmaceutical Group Co. Ltd., Class A	1,043	1,096
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A*	980	4,483
Juewei Food Co. Ltd., Class A	300	1,329
Kangmei Pharmaceutical Co. Ltd., Class A*	606	164

	Number of Shares	Value
China (Continued)
Kanzhun Ltd., ADR*	3,073	$50,797
KE Holdings, Inc., ADR	8,901	141,793
Keda Industrial Group Co. Ltd., Class A	2,200	3,076
Kingdee International Software Group Co. Ltd.*	39,801	55,335
Kingsoft Corp. Ltd.	13,132	42,029
Kuaishou Technology, 144A*	31,729	234,374
Kuang-Chi Technologies Co. Ltd., Class A	1,600	3,123
Kunlun Tech Co. Ltd., Class A*	1,200	5,432
Kweichow Moutai Co. Ltd., Class A	1,014	254,204
LB Group Co. Ltd., Class A	2,300	5,555
Lenovo Group Ltd.	99,367	122,757
Lens Technology Co. Ltd., Class A	3,700	6,762
Lepu Medical Technology Beijing Co. Ltd., Class A	1,020	2,451
Li Auto, Inc., Class A*	15,600	291,178
Li Ning Co. Ltd.	33,609	93,582
Lingyi iTech Guangdong Co., Class A	6,890	6,450
Longfor Group Holdings Ltd., 144A	25,221	44,686
LONGi Green Energy Technology Co. Ltd., Class A	6,254	18,580
Lufax Holding Ltd., ADR	8,536	7,246
Luxi Chemical Group Co. Ltd., Class A	3,200	4,451
Luxshare Precision Industry Co. Ltd., Class A	6,670	29,709
Luzhou Laojiao Co. Ltd., Class A	1,200	34,844
Mango Excellent Media Co. Ltd., Class A	1,803	6,512
Maxscend Microelectronics Co. Ltd., Class A	448	8,683
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	3,708	3,212
Meituan, Class B, 144A*	69,301	803,793
Metallurgical Corp. of China Ltd., Class A	21,700	9,413
Microport Scientific Corp.*	12,706	20,365
Ming Yang Smart Energy Group Ltd., Class A	1,200	2,262
MINISO Group Holding Ltd.	5,417	36,373
Minth Group Ltd.	9,591	20,775
Montage Technology Co. Ltd., Class A	489	4,036
Muyuan Foods Co. Ltd., Class A	4,964	27,147
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	2,600	5,690
NARI Technology Co. Ltd., Class A	6,364	19,601
National Silicon Industry Group Co. Ltd., Class A*	3,759	9,289
NAURA Technology Group Co. Ltd., Class A	336	11,028
NavInfo Co. Ltd., Class A*	2,200	3,017
NetEase, Inc.	26,253	592,527
New China Life Insurance Co. Ltd., Class A	2,100	9,183
New China Life Insurance Co. Ltd., Class H	11,602	23,022
New Hope Liuhe Co. Ltd., Class A*	4,300	6,017
New Oriental Education & Technology Group, Inc.*	20,073	162,022
Ninestar Corp., Class A	1,200	4,641
Ningbo Deye Technology Co. Ltd., Class A	360	3,176
Ningbo Joyson Electronic Corp., Class A	1,500	4,127

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
China (Continued)
Ningbo Orient Wires & Cables Co. Ltd., Class A	600	$3,442
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	398	2,173
Ningbo Shanshan Co. Ltd., Class A	2,000	3,739
Ningbo Tuopu Group Co. Ltd., Class A	900	9,281
Ningxia Baofeng Energy Group Co. Ltd., Class A	6,000	12,317
NIO, Inc., ADR*	18,820	136,821
Nongfu Spring Co. Ltd., Class H, 144A	26,612	151,946
North Industries Group Red Arrow Co. Ltd., Class A	1,400	2,911
Offshore Oil Engineering Co. Ltd., Class A	4,600	4,139
Oppein Home Group, Inc., Class A	460	5,085
Orient Securities Co. Ltd., Class A	4,438	5,409
Ovctek China, Inc., Class A	900	3,070
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	6,600	3,131
People.cn Co. Ltd., Class A	1,300	6,178
People’s Insurance Co. Group of China Ltd., Class A	6,700	4,735
People’s Insurance Co. Group of China Ltd., Class H	114,747	37,165
Perfect World Co. Ltd., Class A	2,250	3,970
PetroChina Co. Ltd., Class A	13,632	13,697
PetroChina Co. Ltd., Class H	301,965	198,313
Pharmaron Beijing Co. Ltd., Class A	1,575	7,361
PICC Property & Casualty Co. Ltd., Class H	100,246	116,399
Ping An Bank Co. Ltd., Class A	17,900	24,247
Ping An Healthcare and Technology Co. Ltd., 144A*	6,436	14,386
Ping An Insurance Group Co. of China Ltd., Class A	9,300	53,097
Ping An Insurance Group Co. of China Ltd., Class H	90,528	417,217
Piotech, Inc., Class A	381	14,261
Poly Developments and Holdings Group Co. Ltd., Class A	9,900	14,214
Pop Mart International Group Ltd., 144A	7,396	22,203
Postal Savings Bank of China Co. Ltd., Class A	23,800	14,621
Postal Savings Bank of China Co. Ltd., Class H, 144A	104,097	46,243
Power Construction Corp. of China Ltd., Class A	12,201	8,520
Qifu Technology, Inc., ADR	1,657	25,717
Qinghai Salt Lake Industry Co. Ltd., Class A*	4,400	9,759
Raytron Technology Co. Ltd., Class A	344	2,422
Rongsheng Petrochemical Co. Ltd., Class A	8,875	13,351
SAIC Motor Corp. Ltd., Class A	7,300	15,200
Sailun Group Co. Ltd., Class A	2,700	4,031
Sanan Optoelectronics Co. Ltd., Class A	5,600	10,877
Sangfor Technologies, Inc., Class A*	375	4,429
Sany Heavy Equipment International Holdings Co. Ltd.	14,851	15,438

	Number of Shares	Value
China (Continued)
Sany Heavy Industry Co. Ltd., Class A	6,000	$11,461
Satellite Chemical Co. Ltd., Class A*	3,917	8,748
SDIC Capital Co. Ltd., Class A	10,700	10,331
SDIC Power Holdings Co. Ltd., Class A	6,900	11,973
Seazen Holdings Co. Ltd., Class A*	2,200	3,947
Seres Group Co. Ltd., Class A*	1,200	12,710
SF Holding Co. Ltd., Class A	4,267	25,234
SG Micro Corp., Class A	197	2,472
Shaanxi Coal Industry Co. Ltd., Class A	7,100	19,354
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	3,750	4,665
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	338	849
Shandong Gold Mining Co. Ltd., Class A	4,436	14,402
Shandong Gold Mining Co. Ltd., Class H, 144A	7,838	15,473
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,560	6,516
Shandong Linglong Tyre Co. Ltd., Class A	1,400	3,901
Shandong Nanshan Aluminum Co. Ltd., Class A	6,800	2,741
Shandong Sun Paper Industry JSC Ltd., Class A	3,800	6,386
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	35,126	33,321
Shanghai Aiko Solar Energy Co. Ltd., Class A	1,820	4,121
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	980	3,535
Shanghai Baosight Software Co. Ltd., Class A	837	4,919
Shanghai Baosight Software Co. Ltd., Class B	8,580	16,148
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	225	7,087
Shanghai Construction Group Co. Ltd., Class A	17,700	6,192
Shanghai Electric Group Co. Ltd., Class A*	16,200	9,997
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,700	6,637
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	6,671	14,757
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	569	3,563
Shanghai International Airport Co. Ltd., Class A*	900	4,519
Shanghai International Port Group Co. Ltd., Class A	11,400	8,024
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,100	5,218
Shanghai Junshi Biosciences Co. Ltd., Class A*	514	3,242
Shanghai M&G Stationery, Inc., Class A	275	1,529
Shanghai Moons’ Electric Co. Ltd., Class A	700	7,346
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,800	7,037

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
China (Continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	12,618	$18,286
Shanghai Pudong Development Bank Co. Ltd., Class A	29,200	27,990
Shanghai Putailai New Energy Technology Co. Ltd., Class A	942	3,025
Shanghai RAAS Blood Products Co. Ltd., Class A	5,600	6,230
Shanghai Rural Commercial Bank Co. Ltd., Class A	9,000	7,216
Shanghai United Imaging Healthcare Co. Ltd., Class A	658	13,167
Shanxi Coal International Energy Group Co. Ltd., Class A	2,500	6,395
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,640	4,956
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	3,000	9,181
Shanxi Meijin Energy Co. Ltd., Class A*	4,700	4,755
Shanxi Securities Co. Ltd., Class A	4,050	3,162
Shanxi Taigang Stainless Steel Co. Ltd., Class A	5,900	3,187
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	980	32,757
Shede Spirits Co. Ltd., Class A	400	5,615
Shenghe Resources Holding Co. Ltd., Class A	1,600	2,317
Shengyi Technology Co. Ltd., Class A	2,455	5,885
Shennan Circuits Co. Ltd., Class A	658	6,730
Shenwan Hongyuan Group Co. Ltd., Class A	21,000	13,253
Shenzhen Capchem Technology Co. Ltd., Class A	540	3,373
Shenzhen Dynanonic Co. Ltd., Class A	320	2,893
Shenzhen Energy Group Co. Ltd., Class A	6,260	5,352
Shenzhen Inovance Technology Co. Ltd., Class A	1,937	17,892
Shenzhen Kaifa Technology Co. Ltd., Class A	2,700	6,461
Shenzhen Kangtai Biological Products Co. Ltd., Class A	752	3,380
Shenzhen Kedali Industry Co. Ltd., Class A	300	3,696
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,070	43,552
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	314	3,087
Shenzhen Overseas Chinese Town Co. Ltd., Class A*	3,185	1,538
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	200	939
Shenzhen SC New Energy Technology Corp., Class A	300	2,952
Shenzhen SED Industry Co. Ltd., Class A	2,100	5,724
Shenzhen Senior Technology Material Co. Ltd., Class A	2,200	4,606
Shenzhen Transsion Holdings Co. Ltd., Class A	422	6,535

	Number of Shares	Value
China (Continued)
Shenzhou International Group Holdings Ltd.	11,301	$113,425
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	1,700	5,976
Sichuan Chuantou Energy Co. Ltd., Class A	2,200	4,396
Sichuan Hebang Biotechnology Co. Ltd., Class A	11,600	3,798
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,605
Sichuan Road & Bridge Group Co. Ltd., Class A	6,860	7,411
Sichuan Swellfun Co. Ltd., Class A	500	4,092
Sieyuan Electric Co. Ltd., Class A	1,000	6,932
Silergy Corp.	4,655	63,328
Sinoma Science & Technology Co. Ltd., Class A	1,000	2,351
Sinomine Resource Group Co. Ltd., Class A	700	3,370
Sinopec Shanghai Petrochemical Co. Ltd., Class A*	1,200	490
Sinopharm Group Co. Ltd., Class H	19,092	47,368
Sinotruk Hong Kong Ltd.	10,793	22,384
Skshu Paint Co. Ltd., Class A*	588	4,444
Smoore International Holdings Ltd., 144A	23,681	20,645
Songcheng Performance Development Co. Ltd., Class A	2,520	3,706
SooChow Securities Co. Ltd., Class A	1,352	1,451
Spring Airlines Co. Ltd., Class A*	1,200	8,912
StarPower Semiconductor Ltd., Class A	200	5,269
Sungrow Power Supply Co. Ltd., Class A	1,140	13,273
Sunny Optical Technology Group Co. Ltd.	9,901	93,987
Sunwoda Electronic Co. Ltd., Class A	1,800	3,831
SUPCON Technology Co. Ltd., Class A	582	3,567
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	898	2,341
Suzhou Maxwell Technologies Co. Ltd., Class A	256	3,869
TAL Education Group, ADR*	5,942	74,453
Tangshan Jidong Cement Co. Ltd., Class A	5,300	5,155
TBEA Co. Ltd., Class A	4,030	7,856
TCL Technology Group Corp., Class A*	14,080	8,236
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	4,045	9,442
Tencent Holdings Ltd.	91,207	3,818,147
Tencent Music Entertainment Group, ADR*	10,952	93,202
Thunder Software Technology Co. Ltd., Class A	400	4,489
Tianma Microelectronics Co. Ltd., Class A*	1,000	1,521
Tianqi Lithium Corp., Class A	1,200	8,410
Tianshan Aluminum Group Co. Ltd., Class A	774	654
Tingyi Cayman Islands Holding Corp.	28,665	36,073
Titan Wind Energy Suzhou Co. Ltd., Class A*	2,500	4,370

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
China (Continued)
Tongcheng Travel Holdings Ltd.*	17,013	$31,320
TongFu Microelectronics Co. Ltd., Class A	2,100	6,671
Tongkun Group Co. Ltd., Class A*	2,000	3,803
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	1,106
Tongwei Co. Ltd., Class A	4,100	14,057
Topchoice Medical Corp., Class A*	255	2,924
Topsports International Holdings Ltd., 144A	27,577	22,418
TravelSky Technology Ltd., Class H	12,348	20,835
Trina Solar Co. Ltd., Class A	2,056	7,757
Trip.Com Group Ltd.*	7,429	261,161
Tsingtao Brewery Co. Ltd., Class A	500	5,217
Tsingtao Brewery Co. Ltd., Class H	8,445	55,786
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	929	9,419
Uni-President China Holdings Ltd.	13,233	8,470
Unisplendour Corp. Ltd., Class A*	3,254	9,203
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	755	5,642
Vipshop Holdings Ltd., ADR*	5,128	82,202
Walvax Biotechnology Co. Ltd., Class A	1,300	4,501
Wanhua Chemical Group Co. Ltd., Class A	2,789	31,476
Weibo Corp., ADR	889	8,988
Weichai Power Co. Ltd., Class A	5,900	12,302
Weichai Power Co. Ltd., Class H	26,875	49,406
Weihai Guangwei Composites Co. Ltd., Class A	800	2,788
Wens Foodstuffs Group Co. Ltd., Class A	4,716	12,710
Western Securities Co. Ltd., Class A	900	831
Western Superconducting Technologies Co. Ltd., Class A	789	5,793
Will Semiconductor Co. Ltd., Class A	791	11,981
Wingtech Technology Co. Ltd., Class A*	1,014	6,844
Wuchan Zhongda Group Co. Ltd., Class A	4,500	2,909
Wuhan Guide Infrared Co. Ltd., Class A	4,764	5,173
Wuliangye Yibin Co. Ltd., Class A	3,707	77,370
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,200	6,363
WuXi AppTec Co. Ltd., Class A	1,911	22,089
WuXi AppTec Co. Ltd., Class H, 144A	5,532	64,801
Wuxi Autowell Technology Co. Ltd., Class A	363	4,625
Wuxi Biologics Cayman, Inc., 144A*	51,906	289,057
XCMG Construction Machinery Co. Ltd., Class A	8,400	6,500
Xiamen C & D, Inc., Class A	3,500	4,638
Xiamen Faratronic Co. Ltd., Class A	300	3,946
Xiamen Tungsten Co. Ltd., Class A	1,800	4,330
Xiaomi Corp., Class B, 144A*	208,553	417,037
Xinjiang Daqo New Energy Co. Ltd., Class A	1,891	8,148
Xinyi Solar Holdings Ltd.	62,971	36,196
XPeng, Inc., Class A*	13,132	112,974
Xtep International Holdings Ltd.	17,203	9,932
Yadea Group Holdings Ltd., 144A	17,563	32,962
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	700	3,669

	Number of Shares	Value
China (Continued)
Yankuang Energy Group Co. Ltd., Class A	3,300	$9,490
Yankuang Energy Group Co. Ltd., Class H	34,041	63,277
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	4,564
Yealink Network Technology Corp. Ltd., Class A	1,260	5,674
Yifeng Pharmacy Chain Co. Ltd., Class A	1,022	5,452
Yihai Kerry Arawana Holdings Co. Ltd., Class A	900	4,397
Yintai Gold Co. Ltd., Class A	2,400	4,971
YongXing Special Materials Technology Co. Ltd., Class A	520	3,200
Yonyou Network Technology Co. Ltd., Class A	2,697	6,306
Youngor Group Co. Ltd., Class A	7,500	7,116
YTO Express Group Co. Ltd., Class A	2,500	4,600
Yum China Holdings, Inc.	5,632	243,190
Yunda Holding Co. Ltd., Class A	3,160	3,798
Yunnan Aluminium Co. Ltd., Class A	3,800	6,844
Yunnan Baiyao Group Co. Ltd., Class A	1,400	9,860
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	200	2,000
Yunnan Energy New Material Co. Ltd., Class A	760	6,261
Yunnan Yuntianhua Co. Ltd., Class A	1,500	3,300
Zai Lab Ltd.*	12,000	32,645
Zangge Mining Co. Ltd., Class A	1,300	4,351
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	500	17,685
Zhaojin Mining Industry Co. Ltd., Class H	20,201	26,172
Zhejiang Century Huatong Group Co. Ltd., Class A*	8,280	6,465
Zhejiang China Commodities City Group Co. Ltd., Class A	5,400	6,007
Zhejiang Chint Electrics Co. Ltd., Class A	2,300	7,058
Zhejiang Dahua Technology Co. Ltd., Class A	3,932	10,636
Zhejiang Expressway Co. Ltd., Class H	21,098	13,370
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	2,000	4,380
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,627	7,308
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,100	6,645
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	1,000	3,843
Zhejiang Juhua Co. Ltd., Class A	2,100	4,670
Zhejiang Leapmotor Technology Co. Ltd., 144A*	6,677	34,277
Zhejiang NHU Co. Ltd., Class A	1,483	3,532
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,800	7,284
Zhejiang Supor Co. Ltd., Class A	68	497
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,500	3,713
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,900	3,978
Zhejiang Zheneng Electric Power Co. Ltd., Class A*	13,100	8,506

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
China (Continued)
Zheshang Securities Co. Ltd., Class A	2,100	$3,086
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	10,403	26,236
Zhongji Innolight Co. Ltd., Class A	700	9,298
Zhongjin Gold Corp. Ltd., Class A	3,700	5,576
Zhongsheng Group Holdings Ltd.	13,019	31,167
Zhongtai Securities Co. Ltd., Class A	4,000	4,025
Zhuzhou CRRC Times Electric Co. Ltd., Class A	771	4,153
Zhuzhou CRRC Times Electric Co. Ltd., Class H	7,223	22,840
Zhuzhou Kibing Group Co. Ltd., Class A	1,800	1,977
Zijin Mining Group Co. Ltd., Class A	16,600	28,293
Zijin Mining Group Co. Ltd., Class H	75,825	120,174
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	6,976	6,296
ZTE Corp., Class A	3,200	11,477
ZTE Corp., Class H	11,485	25,054
ZTO Express Cayman, Inc., ADR	5,933	132,425

(Cost $25,370,809)		23,611,771

Colombia — 0.1%
Bancolombia SA	3,936	31,089
Interconexion Electrica SA ESP	6,175	23,311

(Cost $61,807)		54,400

Cyprus — 0.0%
TCS Group Holding PLC, GDR* (a)
(Cost $93,983)	1,702	0

Czech Republic — 0.2%
CEZ AS	2,229	98,606
Komercni Banka AS	1,179	36,504
Moneta Money Bank AS, 144A	3,027	11,832

(Cost $97,989)		146,942

Egypt — 0.1%
Commercial International Bank — Egypt (CIB)	35,125	87,756
Eastern Co. SAE	17,485	14,656
EFG Holding S.A.E.*	16,627	9,933
Fawry for Banking & Payment Technology Services SAE*	6,535	1,125

(Cost $92,945)		113,470

Greece — 0.5%
Alpha Services and Holdings SA*	27,090	46,000
Eurobank Ergasias Services and Holdings SA*	35,935	66,144
Hellenic Telecommunications Organization SA	2,906	42,608
JUMBO SA	1,555	40,691
Motor Oil Hellas Corinth Refineries SA	887	23,944
Mytilineos SA	1,197	47,870
National Bank of Greece SA*	11,009	75,279
OPAP SA	2,786	44,579
Piraeus Financial Holdings SA*	10,522	37,337
Public Power Corp. SA*	2,715	31,917

(Cost $323,158)		456,369

	Number of Shares	Value
Hong Kong — 1.4%
Alibaba Health Information Technology Ltd.*	79,081	$44,950
Beijing Enterprises Holdings Ltd.	5,627	18,658
Beijing Enterprises Water Group Ltd.	49,069	9,863
Bosideng International Holdings Ltd.	56,072	23,545
C&D International Investment Group Ltd.	9,149	18,693
China Everbright Environment Group Ltd.	46,457	15,285
China Gas Holdings Ltd.	33,697	30,887
China Medical System Holdings Ltd.	18,965	36,467
China Merchants Port Holdings Co. Ltd.	19,294	24,700
China Overseas Land & Investment Ltd.	55,543	102,677
China Overseas Property Holdings Ltd.	18,814	15,319
China Power International Development Ltd.	71,798	26,380
China Resources Beer Holdings Co. Ltd.	23,107	104,127
China Resources Gas Group Ltd.	12,361	38,770
China Resources Land Ltd.	42,666	156,216
China Resources Power Holdings Co. Ltd.	27,252	52,541
China Ruyi Holdings Ltd.*	86,138	19,518
China State Construction International Holdings Ltd.	26,516	30,755
China Taiping Insurance Holdings Co. Ltd.	21,417	19,412
China Traditional Chinese Medicine Holdings Co. Ltd.	41,519	21,261
Chow Tai Fook Jewellery Group Ltd.	26,715	38,783
COSCO SHIPPING Ports Ltd.	27,086	18,205
Far East Horizon Ltd.	21,048	15,440
GCL Technology Holdings Ltd.	278,189	37,038
Geely Automobile Holdings Ltd.	87,245	95,049
Guangdong Investment Ltd.	41,419	28,739
Kingboard Holdings Ltd.	9,057	21,798
Kingboard Laminates Holdings Ltd.	14,186	12,349
Kunlun Energy Co. Ltd.	51,795	47,874
Nine Dragons Paper Holdings Ltd.*	16,156	8,087
Orient Overseas International Ltd.	1,812	21,794
Sino Biopharmaceutical Ltd.	139,369	68,513
Vinda International Holdings Ltd.	5,643	14,448
Want Want China Holdings Ltd.	61,725	36,112
Yuexiu Property Co. Ltd.	21,842	19,909

(Cost $1,542,202)		1,294,162

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	5,882	46,834
OTP Bank Nyrt	3,327	138,311
Richter Gedeon Nyrt	2,046	51,567

(Cost $172,904)		236,712

India — 15.6%
ABB India Ltd.	687	36,410
Adani Enterprises Ltd.	2,535	71,695
Adani Green Energy Ltd.*	4,294	52,974
Adani Ports & Special Economic Zone Ltd.	7,775	76,963
Adani Power Ltd.*	10,664	55,178
Ambuja Cements Ltd.	8,526	44,908
APL Apollo Tubes Ltd.	2,061	41,709
Apollo Hospitals Enterprise Ltd.	1,303	86,388
Ashok Leyland Ltd.	21,214	46,590

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
India (Continued)
Asian Paints Ltd.	5,167	$193,306
Astral Ltd.	1,677	39,207
AU Small Finance Bank Ltd., 144A	1,978	17,585
Aurobindo Pharma Ltd.	4,008	50,058
Avenue Supermarts Ltd., 144A*	2,229	105,571
Axis Bank Ltd.	30,982	399,100
Bajaj Auto Ltd.	986	72,011
Bajaj Finance Ltd.	3,706	316,496
Bajaj Finserv Ltd.	5,393	108,224
Bajaj Holdings & Investment Ltd.	388	34,225
Balkrishna Industries Ltd.	1,194	36,888
Bandhan Bank Ltd., 144A	8,893	24,111
Bank of Baroda	13,872	32,786
Berger Paints India Ltd.	3,690	25,416
Bharat Electronics Ltd.	50,179	87,790
Bharat Forge Ltd.	3,554	47,742
Bharat Petroleum Corp. Ltd.	10,996	57,450
Bharti Airtel Ltd.	30,593	372,243
Britannia Industries Ltd.	1,510	87,866
CG Power & Industrial Solutions Ltd.	8,706	46,916
Cholamandalam Investment and Finance Co. Ltd.	6,012	80,559
Cipla Ltd.	7,444	108,214
Coal India Ltd.	22,137	90,824
Colgate-Palmolive India Ltd.	1,742	45,876
Container Corp. Of India Ltd.	3,859	35,909
Cummins India Ltd.	1,961	44,892
Dabur India Ltd.	8,482	54,725
Divi’s Laboratories Ltd.	1,649	74,916
DLF Ltd.	9,204	69,074
Dr. Reddy’s Laboratories Ltd.	1,397	96,962
Eicher Motors Ltd.	1,787	83,505
GAIL India Ltd.	32,547	51,478
Godrej Consumer Products Ltd.	5,891	71,220
Godrej Properties Ltd.*	1,957	44,040
Grasim Industries Ltd.	3,226	77,579
Havells India Ltd.	3,411	53,281
HCL Technologies Ltd.	12,879	207,083
HDFC Asset Management Co. Ltd., 144A	1,240	44,155
HDFC Bank Ltd.	38,342	716,691
HDFC Life Insurance Co. Ltd., 144A	13,722	113,659
Hero MotoCorp Ltd.	1,629	74,601
Hindalco Industries Ltd.	16,516	102,124
Hindustan Aeronautics Ltd.	2,661	75,937
Hindustan Petroleum Corp. Ltd.*	8,217	34,230
Hindustan Unilever Ltd.	11,171	340,989
ICICI Bank Ltd.	70,738	793,063
ICICI Lombard General Insurance Co. Ltd., 144A	3,438	61,015
ICICI Prudential Life Insurance Co. Ltd., 144A	4,785	32,281
IDFC First Bank Ltd.*	48,095	49,137
Indian Hotels Co. Ltd.	11,140	56,332
Indian Oil Corp. Ltd.	43,549	58,357
Indian Railway Catering & Tourism Corp. Ltd.	3,301	27,936
Indraprastha Gas Ltd.	4,455	20,786

	Number of Shares	Value
India (Continued)
IndusInd Bank Ltd.	3,651	$64,186
Info Edge India Ltd.	1,063	58,775
Infosys Ltd.	45,383	791,895
InterGlobe Aviation Ltd., 144A*	1,977	64,135
ITC Ltd.	40,412	211,186
Jindal Steel & Power Ltd.	5,332	42,889
Jio Financial Services Ltd.*	42,925	118,078
JSW Steel Ltd.	8,121	78,012
Jubilant Foodworks Ltd.	5,877	39,525
Kotak Mahindra Bank Ltd.	14,917	314,005
Larsen & Toubro Ltd.	9,039	337,004
LTIMindtree Ltd., 144A	1,233	81,862
Lupin Ltd.	2,187	33,592
Macrotech Developers Ltd., 144A	2,940	31,084
Mahindra & Mahindra Ltd.	12,570	248,367
Marico Ltd.	6,997	45,194
Maruti Suzuki India Ltd.	1,841	234,198
Max Healthcare Institute Ltd.	10,971	83,644
Mphasis Ltd.	917	25,892
MRF Ltd.	27	36,159
Muthoot Finance Ltd.	1,737	30,866
Nestle India Ltd.	467	135,721
NTPC Ltd.	59,562	186,627
Oil & Natural Gas Corp. Ltd.	43,856	102,522
One 97 Communications Ltd.*	2,925	30,720
Page Industries Ltd.	92	41,105
Persistent Systems Ltd.	657	50,421
Petronet LNG Ltd.	11,532	28,044
PI Industries Ltd.	1,118	50,554
Pidilite Industries Ltd.	2,207	67,547
Polycab India Ltd.	546	34,490
Power Finance Corp. Ltd.	19,296	77,491
Power Grid Corp. of India Ltd.	61,691	154,572
REC Ltd.	16,989	71,037
Reliance Industries Ltd.	41,534	1,184,082
Samvardhana Motherson International Ltd.	33,262	36,715
SBI Cards & Payment Services Ltd.	4,022	35,648
SBI Life Insurance Co. Ltd., 144A	5,870	101,026
Shree Cement Ltd.	123	39,442
Shriram Finance Ltd.	3,692	88,863
Siemens Ltd.	1,248	54,737
Sona Blw Precision Forgings Ltd., 144A	5,785	38,708
SRF Ltd.	2,052	58,253
State Bank of India	24,063	162,957
Sun Pharmaceutical Industries Ltd.	13,218	194,299
Supreme Industries Ltd.	917	48,725
Suzlon Energy Ltd.*	116,830	57,088
Tata Communications Ltd.	1,437	29,389
Tata Consultancy Services Ltd.	12,515	523,388
Tata Consumer Products Ltd.	6,881	77,623
Tata Elxsi Ltd.	497	49,184
Tata Motors Ltd.	22,315	189,023
Tata Motors Ltd., Class A	6,026	34,526
Tata Power Co. Ltd.	21,134	67,892
Tata Steel Ltd.	103,703	159,048
Tech Mahindra Ltd.	7,519	110,084

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
India (Continued)
Titan Co. Ltd.	4,764	$199,406
Torrent Pharmaceuticals Ltd.	1,472	37,536
Trent Ltd.	2,385	79,706
Tube Investments of India Ltd.	1,474	59,500
TVS Motor Co. Ltd.	3,459	77,336
UltraTech Cement Ltd.	1,615	174,364
United Spirits Ltd.	3,531	44,410
UPL Ltd.	6,963	47,647
Varun Beverages Ltd.	6,268	83,053
Vedanta Ltd.	10,028	28,060
Wipro Ltd.	18,750	92,869
Yes Bank Ltd.*	176,395	40,929
Zomato Ltd.*	69,426	98,694

(Cost $10,666,492)		14,964,845

Indonesia — 1.8%
Amman Mineral Internasional PT*	80,782	37,500
Aneka Tambang Tbk	120,851	13,558
GoTo Gojek Tokopedia Tbk PT*	11,971,973	74,873
PT Adaro Energy Indonesia Tbk	210,215	35,510
PT Astra International Tbk	283,991	98,875
PT Bank Central Asia Tbk	751,102	434,632
PT Bank Mandiri Persero Tbk	497,200	187,532
PT Bank Negara Indonesia Persero Tbk	194,556	66,169
PT Bank Rakyat Indonesia Persero Tbk	923,418	314,057
PT Barito Pacific Tbk	451,019	30,388
PT Charoen Pokphand Indonesia Tbk	109,612	36,749
PT Indah Kiat Pulp & Paper Tbk	38,244	21,637
PT Indofood CBP Sukses Makmur Tbk	34,844	25,948
PT Indofood Sukses Makmur Tbk	56,753	23,510
PT Kalbe Farma Tbk	318,303	33,144
PT Merdeka Copper Gold Tbk*	168,651	27,510
PT Sarana Menara Nusantara Tbk	320,863	20,688
PT Semen Indonesia Persero Tbk	51,869	21,738
PT Sumber Alfaria Trijaya Tbk	234,926	43,471
PT Telkom Indonesia Persero Tbk	662,635	160,639
PT Unilever Indonesia Tbk	111,077	26,140
PT United Tractors Tbk	19,158	27,051

(Cost $1,531,249)		1,761,319

Ireland — 1.3%
PDD Holdings, Inc., ADR*
(Cost $605,742)	8,173	1,205,027

Kazakhstan — 0.0%
Polymetal International PLC* (a)
(Cost $79,914)	4,894	0

Kuwait — 0.7%
Agility Public Warehousing Co. KSC*	22,473	39,280
Boubyan Bank KSCP	19,881	37,516
Gulf Bank KSCP	30,257	24,778
Kuwait Finance House KSCP	107,871	244,058
Mabanee Co KPSC	8,493	23,036
Mobile Telecommunications Co. KSCP	23,417	37,064
National Bank of Kuwait SAKP	102,192	292,733

(Cost $609,214)		698,465

	Number of Shares	Value
Luxembourg — 0.1%
Reinet Investments SCA
(Cost $38,600)	2,028	$47,603

Malaysia — 1.3%
AMMB Holdings Bhd	25,746	21,881
Axiata Group Bhd	40,099	19,449
Celcomdigi Bhd	43,560	40,573
CIMB Group Holdings Bhd	90,535	109,781
Dialog Group Bhd	47,536	22,546
Gamuda Bhd	23,918	24,485
Genting Bhd	31,267	31,405
Genting Malaysia Bhd	34,645	19,853
Hong Leong Bank Bhd	9,941	40,536
IHH Healthcare Bhd	25,135	31,449
Inari Amertron Bhd	38,500	24,127
IOI Corp. Bhd	38,694	33,383
Kuala Lumpur Kepong Bhd	6,020	28,269
Malayan Banking Bhd	72,518	139,760
Malaysia Airports Holdings Bhd	9,963	15,352
Maxis Bhd	37,096	31,049
MISC Bhd	19,500	30,090
MR DIY Group M Bhd, 144A	29,100	9,555
Nestle Malaysia Bhd	883	23,764
Petronas Chemicals Group Bhd	38,524	59,694
Petronas Dagangan Bhd	3,504	16,770
Petronas Gas Bhd	8,290	29,997
PPB Group Bhd	9,962	30,146
Press Metal Aluminium Holdings Bhd	51,350	52,898
Public Bank Bhd	205,710	188,514
QL Resources Bhd	17,100	20,588
RHB Bank Bhd	21,344	24,965
Sime Darby Bhd	34,123	18,089
Sime Darby Plantation Bhd	29,323	28,382
Telekom Malaysia Bhd	16,645	18,826
Tenaga Nasional Bhd	38,205	81,912

(Cost $1,395,352)		1,268,088

Mexico — 2.5%
Alfa SAB de CV, Class A	44,312	32,325
America Movil SAB de CV, Series B	253,900	229,655
Arca Continental SAB de CV	6,643	67,832
Banco del Bajio SA, 144A	11,112	35,239
Cemex SAB de CV, Series CPO*	215,043	149,441
Coca-Cola Femsa SAB de CV	7,269	61,095
Fibra Uno Administracion SA de CV REIT	43,283	69,653
Fomento Economico Mexicano SAB de CV	26,238	333,676
Gruma SAB de CV, Class B	2,807	52,021
Grupo Aeroportuario del Centro Norte SAB de CV	3,571	32,423
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,272	80,304
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,787	65,801
Grupo Bimbo SAB de CV, Series A	19,061	96,180
Grupo Carso SAB de CV, Series A1	7,907	72,644
Grupo Financiero Banorte SAB de CV, Class O	34,862	324,182

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Mexico (Continued)
Grupo Financiero Inbursa SAB de CV, Class O*	26,737	$65,347
Grupo Mexico SAB de CV, Series B	42,969	196,952
Industrias Penoles SAB de CV*	2,797	41,025
Kimberly-Clark de Mexico SAB de CV, Class A	19,801	40,061
Operadora De Sites Mexicanos SAB de CV, Class A-1	19,693	24,752
Orbia Advance Corp. SAB de CV	12,247	26,153
Prologis Property Mexico SA de CV REIT	8,268	35,598
Promotora y Operadora de Infraestructura SAB de CV	2,381	23,431
Wal-Mart de Mexico SAB de CV	70,131	274,936

(Cost $1,932,781)		2,430,726

Netherlands — 0.0%
NEPI Rockcastle NV*
(Cost $87,796)	7,310	44,982

Peru — 0.2%
Cia de Minas Buenaventura SAA, ADR	3,293	31,415
Credicorp Ltd.	896	112,475

(Cost $180,347)		143,890

Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	25,450	21,464
Ayala Corp.	2,884	34,510
Ayala Land, Inc.	95,424	53,653
Bank of the Philippine Islands	28,316	52,713
BDO Unibank, Inc.	33,750	81,197
International Container Terminal Services, Inc.	14,061	54,683
JG Summit Holdings, Inc.	40,134	27,846
Jollibee Foods Corp.	6,853	27,985
Manila Electric Co.	3,560	23,096
Metropolitan Bank & Trust Co.	24,502	22,056
PLDT, Inc.	1,206	27,993
SM Investments Corp.	3,343	49,341
SM Prime Holdings, Inc.	127,591	74,269
Universal Robina Corp.	12,494	25,443

(Cost $666,487)		576,249

Poland — 0.9%
Allegro.eu SA, 144A*	6,830	49,404
Bank Polska Kasa Opieki SA	2,394	84,100
Budimex SA	191	26,495
CD Projekt SA	1,001	27,234
Cyfrowy Polsat SA*	4,480	14,366
Dino Polska SA, 144A*	697	77,663
KGHM Polska Miedz SA	1,989	57,320
LPP SA	15	55,788
mBank SA*	187	26,370
ORLEN SA	7,877	116,238
PGE Polska Grupa Energetyczna SA*	12,279	25,805
Powszechna Kasa Oszczednosci Bank Polski SA*	11,592	137,711
Powszechny Zaklad Ubezpieczen SA	7,948	90,587
Santander Bank Polska SA*	482	59,851

(Cost $824,363)		848,932

	Number of Shares	Value
Qatar — 0.9%
Barwa Real Estate Co.	30,415	$22,554
Commercial Bank PSQC	45,915	67,214
Dukhan Bank	26,583	28,196
Industries Qatar QSC	21,665	74,379
Masraf Al Rayan QSC	77,316	52,790
Mesaieed Petrochemical Holding Co.	64,544	29,764
Ooredoo QPSC	8,328	23,536
Qatar Electricity & Water Co. QSC	5,674	26,305
Qatar Fuel QSC	8,554	37,402
Qatar Gas Transport Co. Ltd.	32,116	28,579
Qatar International Islamic Bank QSC	14,554	40,092
Qatar Islamic Bank SAQ	21,835	113,943
Qatar National Bank QPSC	62,680	270,276

(Cost $778,418)		815,030

Russia — 0.0%
Alrosa PJSC* (a)	34,709	0
Gazprom PJSC* (a)	164,723	0
Inter RAO UES PJSC* (a)	490,959	0
LUKOIL PJSC* (a)	5,651	0
Magnit PJSC* (a)	933	0
MMC Norilsk Nickel PJSC* (a)	883	0
Mobile TeleSystems PJSC, ADR* (a)	6,594	0
Moscow Exchange MICEX-RTS PJSC* (a)	20,735	0
Novatek PJSC* (a)	12,810	0
Novolipetsk Steel PJSC* (a)	21,183	0
Ozon Holdings PLC, ADR* (a)	700	0
PhosAgro PJSC* (a)	713	0
PhosAgro PJSC, GDR* (a)	13	0
Polyus PJSC* (a)	476	0
Rosneft Oil Co. PJSC* (a)	14,582	0
Sberbank of Russia PJSC* (a)	146,997	0
Severstal PAO* (a)	707	0
Severstal PAO, GDR* (a)	2,248	0
Surgutneftegas PJSC, ADR* (a)	2,000	0
Surgutneftegas PJSC* (a)	68,300	0
Tatneft PJSC* (a)	17,973	0
United Co. RUSAL International PJSC* (a)	39,327	0
VK Co. Ltd., GDR* (a)	1,691	0
VTB Bank PJSC* (a)	48,782,071	0
X5 Retail Group NV, GDR* (a)	1,749	0
Yandex NV, Class A* (a)	4,277	0

(Cost $2,809,658)		0

Saudi Arabia — 3.9%
ACWA Power Co.	1,373	83,811
Advanced Petrochemical Co.	1,387	13,828
Al Rajhi Bank	26,641	542,549
Alinma Bank	12,801	122,158
Almarai Co. JSC	3,740	55,629
Arab National Bank	9,615	61,511
Arabian Internet & Communications Services Co.	332	27,558
Bank AlBilad	6,924	70,597
Bank Al-Jazira*	6,260	28,334
Banque Saudi Fransi	8,616	85,896

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Saudi Arabia (Continued)
Bupa Arabia for Cooperative Insurance Co.	1,151	$61,178
Co. for Cooperative Insurance	1,111	36,485
Dallah Healthcare Co.	464	20,532
Dar Al Arkan Real Estate Development Co.*	8,204	32,584
Dr Sulaiman Al Habib Medical Services Group Co.	1,237	92,985
Elm Co.	340	67,483
Etihad Etisalat Co.	5,409	66,612
Jarir Marketing Co.	8,820	34,278
Mobile Telecommunications Co. Saudi Arabia	6,440	24,205
Mouwasat Medical Services Co.	1,408	42,261
Nahdi Medical Co.	542	19,620
National Industrialization Co.*	4,370	14,211
Power & Water Utility Co. for Jubail & Yanbu	1,096	17,237
Rabigh Refining & Petrochemical Co.*	5,886	17,102
Riyad Bank	20,730	147,539
SABIC Agri-Nutrients Co.	3,186	116,858
Sahara International Petrochemical Co.	5,097	43,953
Saudi Arabian Mining Co.*	17,104	181,686
Saudi Arabian Oil Co., 144A	35,350	312,840
Saudi Aramco Base Oil Co.	650	23,772
Saudi Awwal Bank	14,397	133,359
Saudi Basic Industries Corp.	11,930	251,861
Saudi Electricity Co.	12,079	58,149
Saudi Industrial Investment Group	5,410	32,476
Saudi Investment Bank	6,671	26,673
Saudi Kayan Petrochemical Co.*	9,856	29,740
Saudi National Bank	39,802	370,806
Saudi Research & Media Group*	482	20,454
Saudi Tadawul Group Holding Co.	697	33,963
Saudi Telecom Co.	26,677	273,419
Savola Group	3,688	36,865
Yanbu National Petrochemical Co.	3,192	32,035

(Cost $3,163,019)		3,765,092

Singapore — 0.0%
BOC Aviation Ltd., 144A	2,752	19,800
JOYY, Inc., ADR	610	23,430

(Cost $55,299)		43,230

South Africa — 2.7%
Absa Group Ltd.	12,180	112,268
Anglo American Platinum Ltd.	805	34,061
Aspen Pharmacare Holdings Ltd.	5,517	54,180
Bid Corp. Ltd.	4,675	102,489
Bidvest Group Ltd.	3,404	42,573
Capitec Bank Holdings Ltd.	1,252	130,220
Clicks Group Ltd.	3,005	47,047
Discovery Ltd.	7,232	51,039
Exxaro Resources Ltd.	3,398	33,843
FirstRand Ltd.	67,610	241,838
Gold Fields Ltd.	11,964	180,756
Harmony Gold Mining Co. Ltd.	8,674	53,803
Impala Platinum Holdings Ltd.	12,030	48,902

	Number of Shares	Value
South Africa (Continued)
Kumba Iron Ore Ltd.	971	$30,507
MTN Group Ltd.	22,776	124,372
Naspers Ltd., Class N*	2,536	467,286
Nedbank Group Ltd.	5,374	60,949
Northam Platinum Holdings Ltd.	4,742	30,603
Old Mutual Ltd.	69,532	42,417
OUTsurance Group Ltd.	12,673	27,899
Pepkor Holdings Ltd., 144A	25,325	25,014
Remgro Ltd.	7,354	56,647
Sanlam Ltd.	25,445	91,663
Sasol Ltd.	8,067	89,651
Shoprite Holdings Ltd.	7,112	97,015
Sibanye Stillwater Ltd.	39,384	43,455
Standard Bank Group Ltd.	17,898	190,095
Vodacom Group Ltd.	9,411	48,425
Woolworths Holdings Ltd.	12,322	44,121

(Cost $3,370,261)		2,603,138

South Korea — 11.7%
Amorepacific Corp.	393	39,387
Celltrion Healthcare Co. Ltd.	1,499	86,560
Celltrion Pharm, Inc.*	254	15,770
Celltrion, Inc.	1,545	195,079
CJ CheilJedang Corp.	118	28,262
CosmoAM&T Co. Ltd.*	331	42,255
Coway Co. Ltd.	788	30,539
DB Insurance Co. Ltd.	672	43,597
Doosan Bobcat, Inc.	776	27,428
Doosan Enerbility Co. Ltd.*	6,098	74,680
Ecopro BM Co. Ltd.	706	149,939
Ecopro Co. Ltd.	282	163,497
F&F Co. Ltd. / New	244	16,246
GS Holdings Corp.	657	21,032
Hana Financial Group, Inc.	4,130	133,329
Hankook Tire & Technology Co. Ltd.	1,138	40,002
Hanmi Pharm. Co. Ltd.	94	22,404
Hanmi Semiconductor Co. Ltd.	619	30,515
Hanon Systems	2,266	12,734
Hanwha Aerospace Co. Ltd.	484	47,231
Hanwha Ocean Co. Ltd.*	1,141	24,144
Hanwha Solutions Corp.*	1,465	37,927
HD Hyundai Co. Ltd.	670	31,315
HD Hyundai Heavy Industries Co. Ltd.*	229	22,223
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	638	55,237
HLB, Inc.*	1,523	37,657
HMM Co. Ltd.	3,511	42,154
Hotel Shilla Co. Ltd.	459	23,339
HYBE Co. Ltd.*	290	48,440
Hyundai Engineering & Construction Co. Ltd.	1,167	32,428
Hyundai Glovis Co. Ltd.	277	37,294
Hyundai Mipo Dockyard Co. Ltd.*	314	19,738
Hyundai Mobis Co. Ltd.	819	145,371
Hyundai Motor Co.	1,820	259,990
Hyundai Steel Co.	1,344	36,669
Industrial Bank of Korea	3,874	35,523

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
JYP Entertainment Corp.	427	$31,773
Kakao Corp.	4,202	164,478
KakaoBank Corp.	2,390	48,535
Kakaopay Corp.*	338	12,078
Kangwon Land, Inc.	1,174	14,105
KB Financial Group, Inc.	5,187	210,672
Kia Corp.	3,538	235,565
Korea Aerospace Industries Ltd.	1,103	39,626
Korea Electric Power Corp.*	3,557	51,970
Korea Investment Holdings Co. Ltd.	603	27,997
Korea Zinc Co. Ltd.	121	46,097
Korean Air Lines Co. Ltd.	2,512	43,712
Krafton, Inc.*	404	66,699
KT Corp.	841	21,870
KT&G Corp.	1,352	92,428
Kum Yang Co. Ltd.*	418	41,568
Kumho Petrochemical Co. Ltd.	169	16,767
L&F Co. Ltd.	344	47,008
LG Chem Ltd.	661	256,684
LG Corp.	1,135	73,986
LG Display Co. Ltd.*	3,252	31,558
LG Electronics, Inc.	1,460	116,221
LG Energy Solution Ltd.*	627	220,882
LG H&H Co. Ltd.	121	31,278
LG Innotek Co. Ltd.	204	37,633
LG Uplus Corp.	2,880	23,439
Lotte Chemical Corp.	276	32,988
Meritz Financial Group, Inc.*	1,416	60,914
Mirae Asset Securities Co. Ltd.	3,397	18,879
NAVER Corp.	1,783	287,458
NCSoft Corp.	191	38,788
Netmarble Corp., 144A*	332	15,286
NH Investment & Securities Co. Ltd.	1,668	13,265
Orion Corp.	358	32,660
Pearl Abyss Corp.*	439	12,862
Posco DX Co. Ltd.	693	30,779
POSCO Future M Co. Ltd.	441	110,921
POSCO Holdings, Inc.	978	366,139
Posco International Corp.	671	29,749
Samsung Biologics Co. Ltd., 144A*	232	130,372
Samsung C&T Corp.	1,069	98,850
Samsung Electro-Mechanics Co. Ltd.	759	85,716
Samsung Electronics Co. Ltd.	65,198	3,678,963
Samsung Engineering Co. Ltd.*	2,058	40,278
Samsung Fire & Marine Insurance Co. Ltd.	436	87,866
Samsung Heavy Industries Co. Ltd.*	9,002	55,680
Samsung Life Insurance Co. Ltd.	1,156	62,721
Samsung SDI Co. Ltd.	741	271,094
Samsung SDS Co. Ltd.	556	72,573
Samsung Securities Co. Ltd.	816	24,793
Shinhan Financial Group Co. Ltd.	5,918	169,263
SK Biopharmaceuticals Co. Ltd.*	460	30,699
SK Bioscience Co. Ltd.*	337	17,762
SK Hynix, Inc.	7,459	774,143
SK IE Technology Co. Ltd., 144A*	352	19,371
SK Innovation Co. Ltd.*	803	89,067
SK Square Co. Ltd.*	1,376	54,394

	Number of Shares	Value
South Korea (Continued)
SK Telecom Co. Ltd.	713	$28,848
SK, Inc.	484	61,375
SKC Co. Ltd.	275	20,676
S-Oil Corp.	610	32,246
Woori Financial Group, Inc.	8,569	86,477
Yuhan Corp.	806	38,296

(Cost $7,430,835)		11,196,775

Taiwan — 15.3%
Accton Technology Corp.	7,131	121,665
Acer, Inc.	42,383	47,755
Advantech Co. Ltd.	5,851	66,208
Airtac International Group	1,960	68,073
Alchip Technologies Ltd.	1,000	99,552
ASE Technology Holding Co. Ltd.	40,549	166,142
Asia Cement Corp.	33,169	44,275
Asustek Computer, Inc.	9,403	118,440
AUO Corp.*	99,293	51,967
Catcher Technology Co. Ltd.	8,032	50,007
Cathay Financial Holding Co. Ltd.*	125,196	186,351
Chailease Holding Co. Ltd.	20,839	124,073
Chang Hwa Commercial Bank Ltd.	73,150	41,680
Cheng Shin Rubber Industry Co. Ltd.	27,323	41,151
China Airlines Ltd.	41,386	27,953
China Development Financial Holding Corp.*	205,089	83,375
China Steel Corp.	166,084	139,289
Chunghwa Telecom Co. Ltd.	52,059	199,137
Compal Electronics, Inc.	59,978	59,325
CTBC Financial Holding Co. Ltd.	247,060	216,296
Delta Electronics, Inc.	25,783	261,214
E Ink Holdings, Inc.	11,382	66,674
E.Sun Financial Holding Co. Ltd.	190,404	156,029
Eclat Textile Co. Ltd.	2,625	49,828
eMemory Technology, Inc.	888	71,489
Eva Airways Corp.	32,687	32,750
Evergreen Marine Corp. Taiwan Ltd.	14,236	51,038
Far Eastern New Century Corp.	42,295	41,429
Far EasTone Telecommunications Co. Ltd.	23,815	63,197
Feng TAY Enterprise Co. Ltd.	6,853	40,254
First Financial Holding Co. Ltd.	155,888	138,223
Formosa Chemicals & Fibre Corp.	45,346	93,189
Formosa Petrochemical Corp.	15,086	41,047
Formosa Plastics Corp.	52,803	136,571
Fubon Financial Holding Co. Ltd.	109,498	225,726
Gigabyte Technology Co. Ltd.	7,355	58,859
Global Unichip Corp.	1,254	66,232
Globalwafers Co. Ltd.	2,942	54,998
Hon Hai Precision Industry Co. Ltd.	170,053	552,509
Hotai Motor Co. Ltd.	4,132	93,909
Hua Nan Financial Holdings Co. Ltd.	116,420	82,918
Innolux Corp.*	120,880	48,754
Inventec Corp.	37,918	51,464
Largan Precision Co. Ltd.	1,463	111,926
Lite-On Technology Corp.	28,929	101,863
MediaTek, Inc.	20,532	621,086
Mega Financial Holding Co. Ltd.	151,158	191,125

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Micro-Star International Co. Ltd.	9,839	$57,793
momo.com, Inc.	1,085	17,991
Nan Ya Plastics Corp.	66,845	145,715
Nan Ya Printed Circuit Board Corp.	3,074	24,403
Nanya Technology Corp.	18,138	43,545
Nien Made Enterprise Co. Ltd.	2,332	25,455
Novatek Microelectronics Corp.	8,145	133,230
Pegatron Corp.	24,631	64,022
PharmaEssentia Corp.*	2,754	32,133
Pou Chen Corp.	22,819	22,571
Powerchip Semiconductor Manufacturing Corp.	42,425	40,877
President Chain Store Corp.	8,211	70,834
Quanta Computer, Inc.	36,580	237,700
Realtek Semiconductor Corp.	7,020	101,008
Ruentex Development Co. Ltd.*	22,385	25,652
Shanghai Commercial & Savings Bank Ltd.	56,181	81,106
Shin Kong Financial Holding Co. Ltd.*	150,328	43,356
SinoPac Financial Holdings Co. Ltd.	136,943	82,850
Synnex Technology International Corp.	18,316	40,396
Taishin Financial Holding Co. Ltd.	146,508	85,823
Taiwan Business Bank	85,123	36,785
Taiwan Cement Corp.	91,481	102,345
Taiwan Cooperative Financial Holding Co. Ltd.	141,842	122,364
Taiwan High Speed Rail Corp.	29,145	28,081
Taiwan Mobile Co. Ltd.	23,346	73,535
Taiwan Semiconductor Manufacturing Co. Ltd.	337,152	6,227,167
Unimicron Technology Corp.	19,323	109,481
Uni-President Enterprises Corp.	68,008	158,918
United Microelectronics Corp.	151,327	236,872
Vanguard International Semiconductor Corp.	13,077	33,404
Voltronic Power Technology Corp.	884	45,558
Walsin Lihwa Corp.	41,182	51,280
Wan Hai Lines Ltd.	9,733	14,550
Winbond Electronics Corp.	39,253	35,622
Wistron Corp.	36,884	108,031
Wiwynn Corp.	1,252	70,535
WPG Holdings Ltd.	21,321	52,961
Yageo Corp.	4,660	89,650
Yang Ming Marine Transport Corp.	23,921	32,160
Yuanta Financial Holding Co. Ltd.	144,018	119,861
Zhen Ding Technology Holding Ltd.	9,482	31,414

(Cost $7,211,917)		14,614,049

Thailand — 1.7%
Advanced Info Service PCL, NVDR	15,873	98,367
Airports of Thailand PCL, NVDR*	57,900	97,933
Asset World Corp. PCL, NVDR	55,300	5,816
Bangkok Dusit Medical Services PCL, NVDR	150,300	112,156
Bangkok Expressway & Metro PCL, NVDR	109,100	24,191
Banpu PCL, NVDR	104,700	22,174
Berli Jucker PCL, NVDR (b)	19,000	14,178

	Number of Shares	Value
Thailand (Continued)
BTS Group Holdings PCL, NVDR	125,844	$25,936
Bumrungrad Hospital PCL, NVDR	8,700	55,152
Central Pattana PCL, NVDR	27,200	52,386
Central Retail Corp. PCL, NVDR	28,100	30,155
Charoen Pokphand Foods PCL, NVDR	57,369	32,454
CP ALL PCL, NVDR	74,049	109,461
CP Axtra PCL, NVDR	27,200	20,877
Delta Electronics Thailand PCL, NVDR	45,380	100,300
Energy Absolute PCL, NVDR	25,800	32,637
Global Power Synergy PCL, NVDR	10,800	13,969
Gulf Energy Development PCL, NVDR	41,850	54,725
Home Product Center PCL, NVDR	95,100	31,900
Indorama Ventures PCL, NVDR	25,119	17,495
Intouch Holdings PCL, NVDR	14,000	27,759
Kasikornbank PCL, NVDR	7,303	26,573
Krung Thai Bank PCL, NVDR	54,606	28,252
Krungthai Card PCL, NVDR	15,700	20,865
Land & Houses PCL, NVDR	124,100	27,164
Minor International PCL, NVDR	45,547	35,283
Muangthai Capital PCL, NVDR	10,100	12,561
Osotspa PCL, NVDR	24,000	15,624
PTT Exploration & Production PCL, NVDR	16,783	72,280
PTT Global Chemical PCL, NVDR	31,000	33,928
PTT Oil & Retail Business PCL, NVDR	42,700	24,156
PTT PCL	14,200	14,027
PTT PCL, NVDR	120,380	118,917
SCB X PCL, NVDR	11,598	32,723
SCG Packaging PCL, NVDR	17,400	19,043
Siam Cement PCL	4,758	38,819
Siam Cement PCL, NVDR	6,178	50,404
Thai Oil PCL, NVDR	19,649	28,766
True Corp. PCL, NVDR	150,672	23,986

(Cost $1,809,965)		1,603,392

Turkey — 0.7%
Akbank TAS	45,540	53,054
Aselsan Elektronik Sanayi Ve Ticaret AS	21,408	36,210
BIM Birlesik Magazalar AS	6,740	71,893
Eregli Demir ve Celik Fabrikalari TAS*	19,729	27,986
Ford Otomotiv Sanayi AS	937	27,290
Haci Omer Sabanci Holding AS	15,205	32,095
Hektas Ticaret TAS*	16,284	12,576
KOC Holding AS	10,035	49,175
Koza Altin Isletmeleri AS	13,847	11,145
Pegasus Hava Tasimaciligi AS*	611	14,918
Sasa Polyester Sanayi AS*	14,824	25,607
Tofas Turk Otomobil Fabrikasi AS	1,623	13,405
Turk Hava Yollari AO*	7,384	64,186
Turkcell Iletisim Hizmetleri AS*	16,492	33,041
Turkiye Is Bankasi AS, Class C	52,444	38,940
Turkiye Petrol Rafinerileri AS	13,902	73,614
Turkiye Sise ve Cam Fabrikalari AS	20,464	34,911
Yapi ve Kredi Bankasi AS	53,743	35,735

(Cost $688,117)		655,781

United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	41,965	95,984
Abu Dhabi Islamic Bank PJSC	20,307	56,400

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
United Arab Emirates (Continued)
Abu Dhabi National Oil Co. for Distribution PJSC	45,271	$46,842
Aldar Properties PJSC	52,868	82,342
Americana Restaurants International PLC	32,657	29,967
Dubai Islamic Bank PJSC	33,545	50,420
Emaar Properties PJSC	90,757	187,566
Emirates NBD Bank PJSC	26,626	127,600
Emirates Telecommunications Group Co. PJSC	46,823	246,319
First Abu Dhabi Bank PJSC	59,538	222,423
Multiply Group PJSC*	54,140	51,744

(Cost $1,024,027)		1,197,607

United Kingdom — 0.1%
Anglogold Ashanti PLC	5,728	110,690
Pepco Group NV*	2,879	16,335

(Cost $97,982)		127,025

United States — 0.3%
BeiGene Ltd.*	9,775	140,031
Legend Biotech Corp., ADR*	939	57,110
Parade Technologies Ltd.	1,053	36,235
Southern Copper Corp.	1,257	90,416

(Cost $331,857)		323,792

TOTAL COMMON STOCKS (Cost $78,196,421)		91,053,672

PREFERRED STOCKS — 2.3%
Brazil — 1.5%
Banco Bradesco SA	71,125	235,106
Centrais Eletricas Brasileiras SA, Class B	2,644	24,103
Cia Energetica de Minas Gerais	18,299	41,155
Cia Paranaense de Energia	10,995	21,132
Gerdau SA	16,263	72,195
Itau Unibanco Holding SA	65,594	420,986
Itausa SA	75,826	150,202
Petroleo Brasileiro SA	65,203	475,704

(Cost $1,055,108)		1,440,583

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $48,910)	2,035	103,366

Colombia — 0.0%
Bancolombia SA
(Cost $46,868)	5,055	34,994

Russia — 0.0%
Surgutneftegas PJSC* (a)
(Cost $55,823)	101,715	0

South Korea — 0.7%
Hyundai Motor Co.	360	30,164
Hyundai Motor Co. — 2nd Preferred	525	44,600
LG Chem Ltd.	115	27,543
Samsung Electronics Co. Ltd.	11,412	512,153

(Cost $287,550)		614,460

TOTAL PREFERRED STOCKS (Cost $1,494,259)		2,193,403

	Number of Shares	Value
RIGHTS — 0.0%
China — 0.0%
Zhejiang Expressway Co. Ltd.*, expires 12/19/23
(Cost $0)	8,017	$903

Taiwan — 0.0%
Wistron Corp.*, expires 12/22/23 (a)
(Cost $0)	29	0

Thailand — 0.0%
Siam Cement PCL*, expires 12/6/23 (a)	791	0
Siam Cement PCL*, expires 12/20/23 (a)	609	0

(Cost $0)		0

TOTAL RIGHTS (Cost $0)		903

WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*, expires 11/7/24	11,834	20
BTS Group Holdings PCL*, expires 11/20/26	23,669	81
Srisawad Corp. PCL*, expires 8/29/25	432	16

(Cost $0)		117

TOTAL WARRANTS (Cost $0)		117

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d) (Cost $32,480)	32,480	32,480

CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 5.31% (c) (Cost $601,398)	601,398	601,398

TOTAL INVESTMENTS — 98.1% (Cost $80,324,558)		$93,881,973
Other assets and liabilities, net — 1.9%		1,815,563

NET ASSETS — 100.0%		$95,697,536

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d)
179,111	—	(146,631	)(e)	—	—	1,490	—	32,480	32,480

CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 5.31% (c)
912,728	8,856,487	(9,167,817)		—	—	24,846	—	601,398	601,398

1,091,839	8,856,487	(9,314,448)		—	—	26,336	—	633,878	633,878

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $30,456, which is 0.03% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI Emerging Markets Index Future	USD	59	$2,874,732	$2,911,945	12/15/2023	$37,213

As of November 30, 2023, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/4/2023	AED	4,640,700	USD	1,263,635	$—	$(1)
Goldman Sachs & Co.	12/4/2023	AED	101,300	USD	27,581	—	(2)
Goldman Sachs & Co.	12/4/2023	AED	56,600	USD	15,412	—	—
Goldman Sachs & Co.	12/4/2023	CNH	727,000	USD	99,246	—	(2,520)
JP Morgan & Chase Co.	12/4/2023	CNH	31,057,000	USD	4,239,661	—	(107,714)
RBC Capital Markets	12/4/2023	CNH	745,900	USD	102,569	—	(1,843)
RBC Capital Markets	12/4/2023	CNH	387,600	USD	52,913	—	(1,344)
JP Morgan & Chase Co.	12/4/2023	CZK	3,395,000	USD	145,807	—	(6,189)
RBC Capital Markets	12/4/2023	EUR	379,800	USD	401,962	—	(11,530)

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/4/2023	HKD	159,373,300	USD	20,382,563	$—	$(20,430)
JP Morgan & Chase Co.	12/4/2023	HKD	3,840,300	USD	491,240	—	(396)
JP Morgan & Chase Co.	12/4/2023	HUF	80,463,400	USD	220,905	—	(9,446)
Goldman Sachs & Co.	12/4/2023	KWD	226,000	USD	730,682	—	(1,058)
JP Morgan & Chase Co.	12/4/2023	MXN	939,800	USD	53,366	—	(708)
JP Morgan & Chase Co.	12/4/2023	MXN	39,997,200	USD	2,204,215	—	(97,131)
Goldman Sachs & Co.	12/4/2023	PHP	10,765,300	USD	189,563	—	(4,440)
JP Morgan & Chase Co.	12/4/2023	PHP	12,236,100	USD	215,527	—	(4,982)
RBC Capital Markets	12/4/2023	PHP	9,045,400	USD	159,250	—	(3,759)
JP Morgan & Chase Co.	12/4/2023	PLN	2,962,800	USD	702,776	—	(37,643)
JP Morgan & Chase Co.	12/4/2023	PLN	432,000	USD	102,472	—	(5,487)
Goldman Sachs & Co.	12/4/2023	QAR	3,034,700	USD	831,744	—	(1,670)
Goldman Sachs & Co.	12/4/2023	SAR	13,995,000	USD	3,729,414	—	(1,093)
Goldman Sachs & Co.	12/4/2023	THB	60,771,100	USD	1,690,199	—	(38,009)
RBC Capital Markets	12/4/2023	THB	1,435,400	USD	40,466	—	(354)
RBC Capital Markets	12/4/2023	THB	741,100	USD	20,607	—	(468)
Goldman Sachs & Co.	12/4/2023	TRY	18,380,800	USD	634,089	—	(131)
Goldman Sachs & Co.	12/4/2023	USD	133,969	AED	492,000	—	—
JP Morgan & Chase Co.	12/4/2023	USD	4,439,364	CNH	31,701,500	—	(1,772)
JP Morgan & Chase Co.	12/4/2023	USD	166,018	CNH	1,216,000	4,198	—
JP Morgan & Chase Co.	12/4/2023	USD	152,283	CZK	3,395,000	—	(287)
Morgan Stanley Capital	12/4/2023	USD	414,394	EUR	379,800	—	(901)
RBC Capital Markets	12/4/2023	USD	20,897,225	HKD	163,213,600	—	(2,596)
JP Morgan & Chase Co.	12/4/2023	USD	230,383	HUF	80,463,400	—	(32)
Goldman Sachs & Co.	12/4/2023	USD	25,869	KWD	8,000	33	—
Goldman Sachs & Co.	12/4/2023	USD	706,073	KWD	218,000	—	(235)
JP Morgan & Chase Co.	12/4/2023	USD	54,946	MXN	997,000	2,419	—
JP Morgan & Chase Co.	12/4/2023	USD	2,299,168	MXN	39,940,000	—	(1,114)
Goldman Sachs & Co.	12/4/2023	USD	21,325	PHP	1,210,000	480	—
Goldman Sachs & Co.	12/4/2023	USD	172,416	PHP	9,555,300	—	(218)
JP Morgan & Chase Co.	12/4/2023	USD	220,705	PHP	12,236,100	—	(196)
RBC Capital Markets	12/4/2023	USD	163,068	PHP	9,045,400	—	(60)
JP Morgan & Chase Co.	12/4/2023	USD	850,763	PLN	3,394,800	—	(2,385)
Goldman Sachs & Co.	12/4/2023	USD	789,536	QAR	2,874,700	—	(63)
Goldman Sachs & Co.	12/4/2023	USD	43,864	QAR	160,000	76	—
Goldman Sachs & Co.	12/4/2023	USD	72,483	SAR	272,000	21	—
Goldman Sachs & Co.	12/4/2023	USD	54,068	THB	1,944,000	1,216	—
Goldman Sachs & Co.	12/4/2023	USD	1,671,521	THB	58,827,100	1,403	—
RBC Capital Markets	12/4/2023	USD	61,850	THB	2,176,500	45	—
Goldman Sachs & Co.	12/4/2023	USD	31,594	TRY	916,000	12	—
Goldman Sachs & Co.	12/4/2023	USD	604,256	TRY	17,464,800	—	(1,642)
Goldman Sachs & Co.	12/4/2023	USD	2,782,127	ZAR	52,721,300	13,558	—
Goldman Sachs & Co.	12/4/2023	USD	40,445	ZAR	761,000	—	(90)
Goldman Sachs & Co.	12/4/2023	ZAR	51,612,400	USD	2,745,613	8,730	—
RBC Capital Markets	12/4/2023	ZAR	629,400	USD	33,482	107	—
RBC Capital Markets	12/4/2023	ZAR	1,240,500	USD	67,744	1,963	—
Goldman Sachs & Co.	12/5/2023	BRL	300,700	USD	59,390	—	(1,666)
Goldman Sachs & Co.	12/5/2023	BRL	587,200	USD	119,715	486	—
JP Morgan & Chase Co.	12/5/2023	BRL	11,254,800	USD	2,222,802	—	(62,433)
RBC Capital Markets	12/5/2023	BRL	13,399,200	USD	2,644,509	—	(76,136)
Goldman Sachs & Co.	12/5/2023	CLP	232,865,900	USD	259,042	—	(7,862)
RBC Capital Markets	12/5/2023	CLP	176,141,400	USD	195,898	—	(5,990)
Goldman Sachs & Co.	12/5/2023	COP	384,181,400	USD	92,187	—	(3,367)
Goldman Sachs & Co.	12/5/2023	IDR	9,352,134,000	USD	588,555	—	(14,396)
Goldman Sachs & Co.	12/5/2023	IDR	644,171,500	USD	41,359	—	(172)
JP Morgan & Chase Co.	12/5/2023	IDR	9,713,867,700	USD	611,473	—	(14,799)
RBC Capital Markets	12/5/2023	IDR	8,715,742,100	USD	548,401	—	(13,520)
Goldman Sachs & Co.	12/5/2023	INR	682,529,800	USD	8,188,916	5,392	—

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/5/2023	INR	482,789,400	USD	5,793,774	$5,135	$—
RBC Capital Markets	12/5/2023	INR	14,211,200	USD	170,500	108	—
RBC Capital Markets	12/5/2023	INR	28,300,700	USD	339,826	501	—
Goldman Sachs & Co.	12/5/2023	KRW	180,261,500	USD	133,626	—	(6,139)
Goldman Sachs & Co.	12/5/2023	KRW	345,002,300	USD	264,349	—	(3,146)
JP Morgan & Chase Co.	12/5/2023	KRW	7,469,716,200	USD	5,537,594	—	(254,013)
RBC Capital Markets	12/5/2023	KRW	7,311,722,800	USD	5,419,704	—	(249,404)
RBC Capital Markets	12/5/2023	MYR	146,700	USD	31,534	39	—
RBC Capital Markets	12/5/2023	MYR	6,086,600	USD	1,281,363	—	(25,371)
Goldman Sachs & Co.	12/5/2023	TWD	2,987,000	USD	92,277	—	(3,395)
Goldman Sachs & Co.	12/5/2023	TWD	131,513,800	USD	4,061,575	—	(150,716)
Goldman Sachs & Co.	12/5/2023	TWD	10,497,200	USD	327,945	—	(8,272)
JP Morgan & Chase Co.	12/5/2023	TWD	146,022,900	USD	4,511,753	—	(165,253)
RBC Capital Markets	12/5/2023	TWD	155,108,600	USD	4,791,739	—	(176,275)
Goldman Sachs & Co.	12/5/2023	USD	1,172,742	AED	4,306,600	—	(74)
JP Morgan & Chase Co.	12/5/2023	USD	2,281,856	BRL	11,254,800	3,379	—
RBC Capital Markets	12/5/2023	USD	2,776,222	BRL	13,700,100	5,520	—
RBC Capital Markets	12/5/2023	USD	115,802	BRL	587,000	3,386	—
Goldman Sachs & Co.	12/5/2023	USD	230,098	CLP	199,759,900	—	(1,140)
Goldman Sachs & Co.	12/5/2023	USD	36,807	CLP	33,106,000	1,138	—
RBC Capital Markets	12/5/2023	USD	202,905	CLP	176,141,400	—	(1,016)
Goldman Sachs & Co.	12/5/2023	USD	94,732	COP	384,181,400	822	—
Goldman Sachs & Co.	12/5/2023	USD	65,993	IDR	1,048,625,000	1,614	—
Goldman Sachs & Co.	12/5/2023	USD	576,452	IDR	8,947,680,500	423	—
JP Morgan & Chase Co.	12/5/2023	USD	626,216	IDR	9,713,867,700	56	—
RBC Capital Markets	12/5/2023	USD	561,581	IDR	8,715,742,100	340	—
Goldman Sachs & Co.	12/5/2023	USD	8,637,101	INR	719,988,700	—	(4,444)
Goldman Sachs & Co.	12/5/2023	USD	60,636	INR	5,053,000	—	(50)
JP Morgan & Chase Co.	12/5/2023	USD	5,790,300	INR	482,789,400	—	(1,660)
JP Morgan & Chase Co.	12/5/2023	USD	5,698,663	KRW	7,350,876,000	802	—
JP Morgan & Chase Co.	12/5/2023	USD	476,662	KRW	644,104,000	22,741	—
RBC Capital Markets	12/5/2023	USD	5,666,684	KRW	7,311,722,800	2,423	—
RBC Capital Markets	12/5/2023	USD	1,335,984	MYR	6,233,300	2,245	—
Goldman Sachs & Co.	12/5/2023	USD	4,644,097	TWD	144,998,000	83	—
JP Morgan & Chase Co.	12/5/2023	USD	4,667,654	TWD	146,022,900	9,352	—
RBC Capital Markets	12/5/2023	USD	4,959,190	TWD	155,108,600	8,824	—
Goldman Sachs & Co.	12/6/2023	EGP	414,000	USD	13,112	51	—
Goldman Sachs & Co.	12/6/2023	EGP	2,585,000	USD	81,869	320	—
Goldman Sachs & Co.	12/6/2023	USD	97,055	EGP	2,999,000	—	(2,446)
Goldman Sachs & Co.	1/3/2024	AED	220,000	USD	59,910	—	(2)
Goldman Sachs & Co.	1/3/2024	AED	4,306,600	USD	1,172,789	—	(10)
JP Morgan & Chase Co.	1/3/2024	CNH	31,701,500	USD	4,449,573	1,320	—
JP Morgan & Chase Co.	1/3/2024	CZK	3,395,000	USD	152,174	293	—
Morgan Stanley Capital	1/3/2024	EUR	53,000	USD	57,908	124	—
Morgan Stanley Capital	1/3/2024	EUR	379,800	USD	414,972	885	—
RBC Capital Markets	1/3/2024	HKD	163,213,600	USD	20,897,868	1,299	—
JP Morgan & Chase Co.	1/3/2024	HUF	80,463,400	USD	229,610	54	—
Goldman Sachs & Co.	1/3/2024	KWD	12,000	USD	38,993	51	—
Goldman Sachs & Co.	1/3/2024	KWD	218,000	USD	707,861	410	—
JP Morgan & Chase Co.	1/3/2024	MXN	39,940,000	USD	2,288,130	1,538	—
JP Morgan & Chase Co.	1/3/2024	MXN	2,788,000	USD	159,716	101	—
Goldman Sachs & Co.	1/3/2024	PHP	9,555,300	USD	172,323	134	—
Goldman Sachs & Co.	1/3/2024	PHP	3,083,000	USD	55,410	—	(147)
JP Morgan & Chase Co.	1/3/2024	PHP	12,236,100	USD	220,828	331	—
RBC Capital Markets	1/3/2024	PHP	9,045,400	USD	163,098	98	—
JP Morgan & Chase Co.	1/3/2024	PLN	206,000	USD	51,560	134	—
JP Morgan & Chase Co.	1/3/2024	PLN	3,394,800	USD	849,762	2,280	—
Goldman Sachs & Co.	1/3/2024	QAR	270,000	USD	74,003	—	(103)

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	1/3/2024	QAR	2,874,700	USD	788,994	$—	$(16)
Goldman Sachs & Co.	1/3/2024	SAR	13,723,000	USD	3,657,565	—	(387)
Goldman Sachs & Co.	1/3/2024	SAR	1,242,000	USD	331,068	5	—
Goldman Sachs & Co.	1/3/2024	THB	58,827,100	USD	1,674,614	—	(3,055)
RBC Capital Markets	1/3/2024	THB	2,176,500	USD	61,964	—	(106)
Goldman Sachs & Co.	1/3/2024	TRY	2,323,000	USD	78,248	269	—
Goldman Sachs & Co.	1/3/2024	TRY	17,464,800	USD	588,377	2,109	—
JP Morgan & Chase Co.	1/3/2024	USD	109,487	CNH	780,000	—	(40)
RBC Capital Markets	1/3/2024	USD	915,509	HKD	7,150,000	—	(80)
Goldman Sachs & Co.	1/3/2024	ZAR	1,822,000	USD	96,254	—	(100)
Goldman Sachs & Co.	1/3/2024	ZAR	52,721,300	USD	2,774,659	—	(13,440)
Goldman Sachs & Co.	1/4/2024	BRL	1,998,000	USD	404,020	—	(218)
JP Morgan & Chase Co.	1/4/2024	BRL	11,254,800	USD	2,274,938	—	(2,148)
RBC Capital Markets	1/4/2024	BRL	13,700,100	USD	2,768,256	—	(3,566)
Goldman Sachs & Co.	1/4/2024	CLP	28,821,000	USD	33,058	98	—
Goldman Sachs & Co.	1/4/2024	CLP	199,759,900	USD	229,609	1,155	—
RBC Capital Markets	1/4/2024	CLP	176,141,400	USD	202,473	1,030	—
Goldman Sachs & Co.	1/4/2024	COP	384,181,400	USD	94,175	—	(724)
Goldman Sachs & Co.	1/4/2024	EGP	704,000	USD	19,749	192	—
Goldman Sachs & Co.	1/4/2024	EGP	2,999,000	USD	84,360	1,050	—
Goldman Sachs & Co.	1/4/2024	IDR	8,947,680,500	USD	576,340	—	(374)
Goldman Sachs & Co.	1/4/2024	IDR	1,351,386,000	USD	86,850	—	(252)
JP Morgan & Chase Co.	1/4/2024	IDR	9,713,867,700	USD	625,934	—	(164)
RBC Capital Markets	1/4/2024	IDR	8,715,742,100	USD	561,292	—	(472)
Goldman Sachs & Co.	1/4/2024	INR	719,988,700	USD	8,629,595	2,971	—
JP Morgan & Chase Co.	1/4/2024	INR	482,789,400	USD	5,785,720	1,126	—
JP Morgan & Chase Co.	1/4/2024	INR	87,735,000	USD	1,051,323	116	—
Goldman Sachs & Co.	1/4/2024	KRW	1,407,298,000	USD	1,084,665	—	(8,503)
JP Morgan & Chase Co.	1/4/2024	KRW	7,350,876,000	USD	5,708,354	—	(1,696)
RBC Capital Markets	1/4/2024	KRW	7,311,722,800	USD	5,675,481	—	(4,155)
RBC Capital Markets	1/4/2024	MYR	6,233,300	USD	1,337,704	—	(3,322)
Goldman Sachs & Co.	1/4/2024	TWD	39,385,000	USD	1,264,772	—	(1,229)
Goldman Sachs & Co.	1/4/2024	TWD	144,998,000	USD	4,668,770	7,920	—
JP Morgan & Chase Co.	1/4/2024	TWD	146,022,900	USD	4,694,817	1,022	—
RBC Capital Markets	1/4/2024	TWD	155,108,600	USD	4,984,690	—	(1,158)

Total unrealized appreciation (depreciation)						$137,556	$(1,668,561)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
SAR	Saudi Riyal
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$91,053,672	$—	$0	$91,053,672
Preferred Stocks (a)	2,193,403	—	0	2,193,403
Rights (a)	—	903	0	903
Warrants	117	—	—	117
Short-Term Investments (a)	633,878	—	—	633,878
Derivatives (b)
Forward Foreign Currency Contracts	—	137,556	—	137,556
Futures Contracts	37,213	—	—	37,213

TOTAL	$93,918,283	$138,459	$—	$94,056,742

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(1,668,561)	$—	$(1,668,561)

TOTAL	$—	$(1,668,561)	$—	$(1,668,561)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.3%
Austria — 0.3%
Erste Group Bank AG	15,829	$639,401
OMV AG	6,811	290,249
Verbund AG	3,155	300,494
voestalpine AG	5,373	151,009

(Cost $1,479,296)		1,381,153

Belgium — 1.2%
Ageas SA/NV	7,499	322,262
Anheuser-Busch InBev SA/NV	39,142	2,454,537
D’ieteren Group	1,002	170,800
Elia Group SA/NV	1,149	124,381
Groupe Bruxelles Lambert NV	3,870	306,249
KBC Group NV	11,216	642,173
Lotus Bakeries NV	21	182,411
Sofina SA	617	137,142
Solvay SA	3,410	394,006
UCB SA	5,857	432,504
Umicore SA	9,685	258,598
Warehouses De Pauw CVA REIT	6,768	189,920

(Cost $7,559,521)		5,614,983

Chile — 0.1%
Antofagasta PLC (Cost $340,388)	18,237	324,283

Denmark — 5.1%
A.P. Moller — Maersk A/S, Class A	138	213,791
A.P. Moller — Maersk A/S, Class B	231	364,276
Carlsberg A/S, Class B	4,378	542,084
Chr Hansen Holding A/S	4,830	386,194
Coloplast A/S, Class B	6,079	717,197
Danske Bank A/S	31,739	821,206
Demant A/S*	4,454	188,861
DSV A/S	8,347	1,255,953
Genmab A/S*	3,036	957,969
Novo Nordisk A/S, Class B	147,010	14,929,286
Novozymes A/S, Class B	9,111	472,402
Orsted AS, 144A	8,212	386,580
Pandora A/S	3,792	511,716
ROCKWOOL A/S, Class B	426	115,012
Tryg A/S	16,872	363,867
Vestas Wind Systems A/S*	45,442	1,257,764

(Cost $16,429,833)		23,484,158

Finland — 1.6%
Elisa OYJ	6,497	290,517
Fortum OYJ	20,801	291,741
Kesko OYJ, Class B	12,648	241,686
Kone OYJ, Class B	15,257	677,410
Metso Corp.	30,244	297,273
Neste OYJ	19,012	721,827
Nokia OYJ	242,390	849,042
Nordea Bank Abp	148,468	1,657,418
Orion OYJ, Class B	4,954	196,500
Sampo OYJ, Class A	20,092	878,087
Stora Enso OYJ, Class R	25,109	325,514
UPM-Kymmene OYJ	24,485	854,994

	Number of Shares	Value
Finland (Continued)
Wartsila OYJ Abp	20,295	$279,674

(Cost $9,482,256)		7,561,683

France — 17.8%
Accor SA	9,240	319,937
Aeroports de Paris SA	1,563	192,420
Air Liquide SA	23,561	4,457,303
Airbus SE	26,744	3,964,899
Alstom SA	13,691	169,443
Amundi SA, 144A	2,826	173,800
Arkema SA	2,672	271,244
AXA SA	81,009	2,521,460
BioMerieux	1,883	202,423
BNP Paribas SA	47,224	2,969,572
Bollore SE	33,476	191,121
Bouygues SA	8,328	316,460
Bureau Veritas SA	12,697	306,958
Capgemini SE	7,027	1,437,992
Carrefour SA	25,792	488,358
Cie de Saint-Gobain SA	20,480	1,333,314
Cie Generale des Etablissements Michelin SCA	31,316	1,050,235
Covivio SA REIT	2,327	113,526
Credit Agricole SA	47,449	620,915
Danone SA	28,983	1,860,386
Dassault Aviation SA	866	171,938
Dassault Systemes SE	30,093	1,407,372
Edenred SE	11,582	630,351
Eiffage SA	3,354	339,527
Engie SA	84,125	1,457,613
EssilorLuxottica SA	13,272	2,529,885
Eurazeo SE	1,988	148,987
Gecina SA REIT	1,955	216,207
Getlink SE	15,864	289,584
Hermes International SCA	1,426	2,955,703
Ipsen SA	1,750	197,155
Kering SA	3,353	1,436,904
Klepierre SA REIT	9,918	249,382
La Francaise des Jeux SAEM, 144A	4,327	156,370
Legrand SA	12,093	1,163,893
L’Oreal SA	10,867	5,098,776
LVMH Moet Hennessy Louis Vuitton SE	12,448	9,521,342
Orange SA	83,596	1,028,599
Pernod Ricard SA	9,209	1,589,305
Publicis Groupe SA	10,331	872,410
Remy Cointreau SA	882	104,886
Renault SA	8,921	349,481
Safran SA	15,404	2,699,865
Sanofi SA	51,286	4,770,791
Sartorius Stedim Biotech	1,179	264,882
Schneider Electric SE	24,508	4,498,271
SEB SA	1,176	133,768
Societe Generale SA	33,649	845,167
Sodexo SA	4,066	435,503
STMicroelectronics NV	30,864	1,459,892
Teleperformance SE	2,725	381,300
Thales SA	4,728	704,804

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
France (Continued)
TotalEnergies SE	103,933	$7,043,544
Unibail-Rodamco-Westfield REIT*	5,456	346,711
Veolia Environnement SA	30,467	958,752
Vinci SA	22,819	2,789,363
Vivendi SE	27,750	262,368
Worldline SA, 144A*	11,316	175,339

(Cost $78,704,451)		82,647,756

Germany — 12.1%
adidas AG	7,308	1,528,428
Allianz SE	18,170	4,560,819
BASF SE	40,267	1,870,911
Bayer AG	44,298	1,512,129
Bayerische Motoren Werke AG	14,231	1,480,732
Bechtle AG	3,324	164,555
Beiersdorf AG	4,500	630,405
Brenntag SE	6,273	541,337
Carl Zeiss Meditec AG	1,865	167,114
Commerzbank AG	49,187	602,058
Continental AG	5,114	395,339
Covestro AG, 144A*	8,473	444,542
Daimler Truck Holding AG	24,071	781,585
Delivery Hero SE, 144A*	8,041	254,745
Deutsche Bank AG (a)	87,321	1,086,029
Deutsche Boerse AG	8,557	1,623,482
Deutsche Lufthansa AG*	25,050	217,590
Deutsche Post AG	44,745	2,096,262
Deutsche Telekom AG	146,225	3,497,673
E.ON SE	101,287	1,315,845
Evonik Industries AG	9,618	179,547
Fresenius Medical Care AG & Co. KGaA	9,562	391,662
Fresenius SE & Co. KGaA	18,590	588,643
GEA Group AG	7,054	258,912
Hannover Rueck SE	2,701	643,869
Heidelberg Materials AG	6,286	511,805
HelloFresh SE*	6,124	93,457
Henkel AG & Co. KGaA	4,789	334,038
Infineon Technologies AG	58,968	2,281,837
Knorr-Bremse AG	3,384	211,800
LEG Immobilien SE*	3,432	262,024
Mercedes-Benz Group AG	36,108	2,341,707
Merck KGaA	5,827	1,015,782
MTU Aero Engines AG	2,435	497,631
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,134	2,609,318
Nemetschek SE	2,668	232,446
Puma SE	4,575	294,710
Rational AG	234	149,642
Rheinmetall AG	1,941	583,127
RWE AG	28,523	1,222,332
SAP SE	47,086	7,456,306
Scout24 SE, 144A	3,204	223,204
Siemens AG	34,263	5,743,475
Siemens Energy AG*	21,860	258,886
Siemens Healthineers AG, 144A	12,718	732,878
Symrise AG	5,994	673,326

	Number of Shares	Value
Germany (Continued)
Talanx AG	3,216	$233,141
Volkswagen AG	1,351	174,997
Vonovia SE	33,669	935,275
Wacker Chemie AG	837	102,314
Zalando SE, 144A*	10,367	246,679

(Cost $63,627,292)		56,256,350

Hong Kong — 0.3%
Prudential PLC (Cost $2,373,017)	124,198	1,353,131

Ireland — 1.7%
AerCap Holdings NV*	8,912	607,977
AIB Group PLC	72,616	336,247
Bank of Ireland Group PLC	47,198	441,312
CRH PLC	31,878	2,006,586
DCC PLC	4,433	298,962
Experian PLC	41,454	1,519,246
Flutter Entertainment PLC*	7,960	1,241,184
Kerry Group PLC, Class A	7,140	576,830
Kingspan Group PLC	6,989	553,828
Smurfit Kappa Group PLC	11,307	428,307

(Cost $7,517,976)		8,010,479

Italy — 3.5%
Amplifon SpA	5,749	178,535
Assicurazioni Generali SpA	45,382	938,815
Banco BPM SpA	54,073	298,648
Davide Campari-Milano NV	24,063	262,450
DiaSorin SpA	1,096	103,719
Enel SpA	366,919	2,590,453
Eni SpA	105,942	1,749,142
Ferrari NV	5,669	2,040,037
FinecoBank Banca Fineco SpA	26,380	355,057
Infrastrutture Wireless Italiane SpA, 144A	13,555	167,022
Intesa Sanpaolo SpA	698,484	2,008,333
Leonardo SpA	18,239	279,334
Mediobanca Banca di Credito Finanziario SpA	24,578	288,265
Moncler SpA	9,678	535,996
Nexi SpA, 144A*	27,368	212,999
Poste Italiane SpA, 144A	23,573	253,411
Prysmian SpA	11,920	458,404
Recordati Industria Chimica e Farmaceutica SpA	4,824	231,933
Snam SpA	93,013	468,054
Telecom Italia SpA*	443,221	128,620
Terna — Rete Elettrica Nazionale	63,952	514,849
UniCredit SpA	72,327	1,967,019

(Cost $15,394,703)		16,031,095

Jordan — 0.0%
Hikma Pharmaceuticals PLC (Cost $218,927)	6,854	149,132

Luxembourg — 0.3%
ArcelorMittal SA	22,944	576,663
Eurofins Scientific SE	6,302	366,035

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Luxembourg (Continued)
Tenaris SA	20,787	$356,370

(Cost $1,400,722)		1,299,068

Netherlands — 7.3%
ABN AMRO Bank NV, 144A	21,299	285,511
Adyen NV, 144A*	989	1,152,960
Aegon Ltd.	72,872	398,668
Akzo Nobel NV	7,843	601,525
Argenx SE*	2,678	1,187,573
ASM International NV	2,120	1,086,197
ASML Holding NV	18,183	12,330,544
ASR Nederland NV	7,111	327,184
BE Semiconductor Industries NV	3,384	473,144
Euronext NV, 144A	3,967	329,038
EXOR NV	4,232	411,363
Heineken Holding NV	5,801	450,216
Heineken NV	13,192	1,204,762
IMCD NV	2,485	382,882
ING Groep NV	162,888	2,283,317
JDE Peet’s NV	4,398	117,861
Koninklijke Ahold Delhaize NV	43,291	1,251,568
Koninklijke KPN NV	149,456	511,963
Koninklijke Philips NV*	35,599	727,329
NN Group NV	12,568	477,305
OCI NV	4,555	97,873
Prosus NV*	65,914	2,181,122
QIAGEN NV*	10,083	413,222
Randstad NV	5,102	302,667
Stellantis NV	99,329	2,151,798
Universal Music Group NV	36,764	970,027
Wolters Kluwer NV	11,189	1,538,237

(Cost $31,651,979)		33,645,856

Norway — 1.0%
Adevinta ASA*	16,548	170,986
Aker BP ASA	13,831	396,397
DNB Bank ASA	41,369	788,003
Equinor ASA	40,428	1,300,652
Gjensidige Forsikring ASA	8,611	144,923
Kongsberg Gruppen ASA	4,113	176,533
Mowi ASA	21,631	384,442
Norsk Hydro ASA	58,987	342,257
Orkla ASA	31,457	231,538
Salmar ASA	3,374	184,854
Telenor ASA	28,512	306,466
Yara International ASA	7,288	246,729

(Cost $5,066,719)		4,673,780

Portugal — 0.3%
EDP — Energias de Portugal SA	141,419	675,311
Galp Energia SGPS SA	20,202	300,272
Jeronimo Martins SGPS SA	13,084	323,292

(Cost $1,243,630)		1,298,875

Spain — 4.2%
Acciona SA	1,138	160,413
ACS Actividades de Construccion y Servicios SA	9,386	374,441

	Number of Shares	Value
Spain (Continued)
Aena SME SA, 144A	3,338	$573,898
Amadeus IT Group SA	20,335	1,390,499
Banco Bilbao Vizcaya Argentaria SA	268,516	2,486,132
Banco Santander SA	728,551	3,014,300
CaixaBank SA	185,464	833,957
Cellnex Telecom SA, 144A*	25,501	972,635
Corp ACCIONA Energias Renovables SA	3,048	90,375
EDP Renovaveis SA	14,005	255,344
Enagas SA	11,461	209,585
Endesa SA	14,423	301,194
Ferrovial SE	23,123	799,380
Grifols SA*	12,246	172,821
Iberdrola SA	272,528	3,365,459
Industria de Diseno Textil SA	49,147	2,023,774
Naturgy Energy Group SA	5,467	163,172
Redeia Corp. SA	17,301	289,638
Repsol SA	58,301	890,988
Telefonica SA	220,881	950,657

(Cost $21,810,464)		19,318,662

Sweden — 4.5%
Alfa Laval AB	12,837	478,337
Assa Abloy AB, Class B	44,957	1,150,044
Atlas Copco AB, Class A	122,132	1,882,460
Atlas Copco AB, Class B	68,682	905,285
Beijer Ref AB	17,215	190,278
Boliden AB	12,630	336,555
Epiroc AB, Class A	30,371	565,558
Epiroc AB, Class B	18,024	283,301
EQT AB (b)	15,772	371,631
Essity AB, Class B	27,416	685,145
Evolution AB, 144A	8,250	854,068
Fastighets AB Balder, Class B*	28,549	168,132
Getinge AB, Class B	10,371	220,178
H & M Hennes & Mauritz AB, Class B	29,050	464,351
Hexagon AB, Class B	93,481	933,573
Holmen AB, Class B	3,191	133,638
Husqvarna AB, Class B	15,498	118,213
Industrivarden AB, Class A	5,510	165,448
Industrivarden AB, Class C	6,730	202,338
Indutrade AB	12,673	277,496
Investment AB Latour, Class B	6,826	152,651
Investor AB, Class B	77,867	1,614,584
L E Lundbergforetagen AB, Class B	3,577	173,744
Lifco AB, Class B	10,814	234,422
Nibe Industrier AB, Class B	66,978	395,087
Saab AB, Class B	3,698	189,831
Sagax AB, Class B	8,855	200,554
Sandvik AB	47,722	940,456
Securitas AB, Class B	22,720	204,274
Skandinaviska Enskilda Banken AB, Class A	71,042	858,951
Skanska AB, Class B	14,306	229,492
SKF AB, Class B	15,816	296,779
Svenska Cellulosa AB SCA, Class B	28,065	416,410
Svenska Handelsbanken AB, Class A	67,174	635,678

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
Swedbank AB, Class A	39,546	$724,176
Swedish Orphan Biovitrum AB*	9,050	215,052
Tele2 AB, Class B	24,614	192,761
Telefonaktiebolaget LM Ericsson, Class B	131,390	649,951
Telia Co. AB	102,184	242,232
Volvo AB, Class A	9,080	214,208
Volvo AB, Class B	67,482	1,562,753
Volvo Car AB, Class B*	26,330	85,654

(Cost $23,482,090)		20,815,729

Switzerland — 15.6%
ABB Ltd.	71,896	2,849,732
Adecco Group AG	6,942	333,504
Alcon, Inc.	22,487	1,692,752
Avolta AG*	3,937	137,258
Bachem Holding AG	1,569	116,461
Baloise Holding AG	2,011	307,494
Banque Cantonale Vaudoise	1,392	169,609
Barry Callebaut AG	163	271,201
BKW AG	974	171,732
Chocoladefabriken Lindt & Spruengli AG	5	610,940
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	43	531,301
Cie Financiere Richemont SA, Class A	23,518	2,932,700
Clariant AG*	8,423	125,715
Coca-Cola HBC AG*	10,198	282,723
DSM-Firmenich AG	8,383	792,680
EMS-Chemie Holding AG	323	228,870
Geberit AG	1,500	838,301
Givaudan SA	426	1,591,723
Glencore PLC	470,810	2,625,947
Helvetia Holding AG	1,720	235,108
Holcim AG*	23,408	1,718,779
Julius Baer Group Ltd.	9,195	464,528
Kuehne + Nagel International AG	2,496	721,694
Logitech International SA	7,365	641,210
Lonza Group AG	3,351	1,294,939
Nestle SA	120,321	13,650,670
Novartis AG	92,282	8,970,017
Partners Group Holding AG	1,022	1,345,044
Roche Holding AG	1,447	412,768
Roche Holding AG	31,643	8,529,554
Sandoz Group AG*	18,197	519,706
Schindler Holding AG	1,085	232,190
Schindler Holding AG Participation Certificates	1,883	420,917
SGS SA	6,727	570,762
SIG Group AG*	14,171	330,770
Sika AG	6,857	1,857,349
Sonova Holding AG	2,278	656,320
Straumann Holding AG	5,005	687,280
Swatch Group AG — Bearer	1,281	335,719
Swatch Group AG — Registered	2,290	114,801
Swiss Life Holding AG	1,349	863,594
Swiss Prime Site AG	3,528	354,532

	Number of Shares	Value
Switzerland (Continued)
Swiss Re AG	13,845	$1,632,404
Swisscom AG	1,198	698,252
Temenos AG	2,955	249,776
UBS Group AG	148,081	4,164,937
VAT Group AG, 144A	1,210	561,682
Zurich Insurance Group AG	6,572	3,286,375

(Cost $68,448,001)		72,132,320

United Kingdom — 20.4%
3i Group PLC	43,829	1,235,009
abrdn PLC	84,859	174,569
Admiral Group PLC	11,663	397,694
Anglo American PLC	57,188	1,546,461
Ashtead Group PLC	19,722	1,185,894
Associated British Foods PLC	15,528	466,167
AstraZeneca PLC	69,842	8,928,307
Auto Trader Group PLC, 144A	40,072	366,669
Aviva PLC	122,430	645,296
BAE Systems PLC	137,062	1,816,857
Barclays PLC	679,614	1,210,094
Barratt Developments PLC	44,541	288,914
Berkeley Group Holdings PLC	4,835	282,979
BP PLC	768,538	4,648,427
British American Tobacco PLC	95,804	3,038,210
BT Group PLC	281,251	436,376
Bunzl PLC	15,754	597,057
Burberry Group PLC	16,255	300,327
Centrica PLC	246,521	463,874
Coca-Cola Europacific Partners PLC	9,116	552,794
Compass Group PLC	77,257	1,953,589
Croda International PLC	6,233	352,840
Diageo PLC	101,377	3,536,824
Endeavour Mining PLC	8,627	200,288
Entain PLC	27,829	282,046
GSK PLC	184,483	3,305,793
Haleon PLC	255,058	1,062,755
Halma PLC	17,731	477,014
Hargreaves Lansdown PLC	16,556	150,154
HSBC Holdings PLC	877,855	6,672,766
Imperial Brands PLC	38,383	894,752
Informa PLC	61,877	580,407
InterContinental Hotels Group PLC	7,458	575,843
Intertek Group PLC	7,425	373,542
J Sainsbury PLC	71,603	258,440
JD Sports Fashion PLC	120,857	239,621
Kingfisher PLC	89,761	248,622
Land Securities Group PLC REIT	32,877	259,078
Legal & General Group PLC	269,228	779,361
Lloyds Banking Group PLC	2,856,783	1,567,767
London Stock Exchange Group PLC	18,748	2,107,910
M&G PLC	106,538	281,372
Melrose Industries PLC	60,634	396,975
Mondi PLC	22,499	399,643
National Grid PLC	166,319	2,157,437
NatWest Group PLC	265,801	697,631
Next PLC	5,421	542,709
Ocado Group PLC*	27,996	212,061

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Pearson PLC	27,992	$331,193
Persimmon PLC	14,946	236,140
Phoenix Group Holdings PLC	31,916	187,440
Reckitt Benckiser Group PLC	32,361	2,205,308
RELX PLC	85,116	3,266,625
Rentokil Initial PLC	117,525	636,060
Rio Tinto PLC	50,684	3,454,608
Rolls-Royce Holdings PLC*	379,430	1,287,584
Sage Group PLC	45,802	653,686
Schroders PLC	33,552	170,109
Segro PLC REIT	51,473	527,785
Severn Trent PLC	11,922	391,475
Shell PLC	298,001	9,631,018
Smith & Nephew PLC	39,361	508,591
Smiths Group PLC	15,478	322,023
Spirax-Sarco Engineering PLC	3,460	403,960
SSE PLC	49,226	1,138,815
St James’s Place PLC	24,991	204,633
Standard Chartered PLC	103,099	850,188
Taylor Wimpey PLC	166,945	273,039
Tesco PLC	319,940	1,154,371
Unilever PLC	112,750	5,365,557
United Utilities Group PLC	29,909	411,947
Vodafone Group PLC	1,034,202	931,305
Whitbread PLC	8,708	339,807
Wise PLC, Class A*	26,236	258,614
WPP PLC	48,253	430,562

(Cost $108,023,746)		94,721,658

TOTAL COMMON STOCKS (Cost $464,255,011)		450,720,151

	Number of Shares	Value
PREFERRED STOCKS — 0.7%
Germany — 0.7%
Bayerische Motoren Werke AG	2,744	$260,154
Dr Ing hc F Porsche AG, 144A	5,008	458,229
Henkel AG & Co. KGaA	7,569	594,846
Porsche Automobil Holding SE	7,147	348,989
Sartorius AG	1,210	389,199
Volkswagen AG	9,230	1,069,187

(Cost $4,501,643)		3,120,604

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d) (Cost $378,750)	378,750	378,750

CASH EQUIVALENTS — 1.5%
DWS ESG Liquidity Fund “Capital Shares”, 5.46% (c)	683,054	683,054
DWS Government Money Market Series “Institutional Shares”, 5.31% (c)	6,199,341	6,199,341

TOTAL CASH EQUIVALENTS (Cost $6,882,395)		6,882,395

TOTAL INVESTMENTS — 99.6% (Cost $476,017,799)		$461,101,900
Other assets and liabilities, net — 0.4%		1,851,579

NET ASSETS — 100.0%		$462,953,479

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG (a)
897,775	66,079	(78,976)		(123,006)	324,157	—	—	87,321	1,086,029

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d)
15,074,264	—	(14,695,514	)(e)	—	—	17,570	—	378,750	378,750

CASH EQUIVALENTS — 1.5%
DWS ESG Liquidity Fund “Capital Shares”, 5.46% (c)
664,743	18,112	–		—	199	18,302	—	683,054	683,054
DWS Government Money Market Series “Institutional Shares”, 5.31% (c)
1,116,927	106,726,990	(101,644,576)		—	—	144,771	—	6,199,341	6,199,341

17,753,709	106,811,181	(116,419,066)		(123,006)	324,356	180,643	—	7,348,466	8,347,174

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $354,285, which is 0.1% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
AMSTERDAM Index Futures	EUR	4	$655,848	$667,268	12/15/2023	$11,420
CAC40 10 EURO Futures	EUR	16	1,238,948	1,273,981	12/15/2023	35,033
DAX Index Futures	EUR	2	809,636	884,897	12/15/2023	75,261
EURO STOXX 50 Futures	EUR	15	687,175	716,941	12/15/2023	29,766
FTSE 100 Index Futures	GBP	21	1,993,690	1,977,888	12/15/2023	(15,802)
FTSE/MIB Index Futures	EUR	2	310,533	324,221	12/15/2023	13,688
IBEX 35 Index Futures	EUR	4	413,207	438,478	12/15/2023	25,271
OMXS30 Index Futures	SEK	34	689,821	723,446	12/15/2023	33,625
SWISS MID CAP Futures	CHF	29	840,867	828,571	12/15/2023	(12,296)

Total net unrealized appreciation						$195,966

As of November 30, 2023, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley Capital	12/4/2023	CHF	62,598,039	USD	69,016,809	$—	$(2,501,313)
Goldman Sachs & Co.	12/4/2023	DKK	159,273,242	USD	22,590,507	—	(671,045)
RBC Capital Markets	12/4/2023	EUR	209,592,196	USD	221,822,529	—	(6,362,889)
RBC Capital Markets	12/4/2023	GBP	86,021,624	USD	104,401,864	—	(4,200,593)
Goldman Sachs & Co.	12/4/2023	NOK	52,659,391	USD	4,718,105	—	(149,392)
Goldman Sachs & Co.	12/4/2023	SEK	231,995,286	USD	20,790,250	—	(1,301,248)
Bank of America	12/4/2023	USD	68,491,793	CHF	59,557,039	—	(448,007)
Morgan Stanley Capital	12/4/2023	USD	3,352,874	CHF	3,041,000	121,462	—
RBC Capital Markets	12/4/2023	USD	23,308,905	DKK	159,273,242	—	(47,352)
Morgan Stanley Capital	12/4/2023	USD	219,464,123	EUR	201,143,196	—	(477,227)
RBC Capital Markets	12/4/2023	USD	8,942,244	EUR	8,449,000	256,279	—
Morgan Stanley Capital	12/4/2023	USD	104,702,756	GBP	82,705,624	—	(286,754)
RBC Capital Markets	12/4/2023	USD	4,024,623	GBP	3,316,000	161,833	—
Goldman Sachs & Co.	12/4/2023	USD	4,885,460	NOK	52,659,391	—	(17,963)
Bank of America	12/4/2023	USD	21,274,946	SEK	222,934,286	—	(46,272)
Goldman Sachs & Co.	12/4/2023	USD	811,994	SEK	9,061,000	50,830	—
RBC Capital Markets	1/3/2024	DKK	159,273,242	USD	23,348,712	46,814	—
RBC Capital Markets	1/3/2024	DKK	1,515,000	USD	222,089	442	—
Morgan Stanley Capital	1/3/2024	EUR	201,143,196	USD	219,770,263	468,647	—
Morgan Stanley Capital	1/3/2024	EUR	11,572,000	USD	12,643,637	26,962	—
Morgan Stanley Capital	1/3/2024	GBP	82,705,624	USD	104,732,944	286,838	—
Goldman Sachs & Co.	1/3/2024	NOK	52,659,391	USD	4,889,837	17,753	—
Bank of America	1/3/2024	SEK	222,934,286	USD	21,309,517	46,490	—
Bank of America	1/3/2024	SEK	14,569,000	USD	1,392,563	3,001	—
Morgan Stanley Capital	1/3/2024	USD	1,666,496	GBP	1,316,000	—	(4,564)
Goldman Sachs & Co.	1/3/2024	USD	228,111	NOK	2,454,000	—	(1,066)

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Bank of America	1/4/2024	CHF	947,000	USD	1,092,921	$6,977	$—
Bank of America	1/4/2024	CHF	59,557,039	USD	68,735,099	439,820	—

Total unrealized appreciation (depreciation)						$1,934,148	$(16,515,685)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$450,720,151	$—	$—	$450,720,151
Preferred Stocks	3,120,604	—	—	3,120,604
Short-Term Investments (a)	7,261,145	—	—	7,261,145
Derivatives (b)
Forward Foreign Currency Contracts	—	1,934,148	—	1,934,148
Futures Contracts	224,064	—	—	224,064

TOTAL	$461,325,964	$1,934,148	$—	$463,260,112

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(16,515,685)	$—	$(16,515,685)
Futures Contracts	(28,098)	—	—	(28,098)

TOTAL	$(28,098)	$(16,515,685)	$—	$(16,543,783)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.1%
Austria — 0.9%
ANDRITZ AG	434	$23,507
AT&S Austria Technologie & Systemtechnik AG	149	4,009
BAWAG Group AG, 144A*	511	26,588
CA Immobilien Anlagen AG	267	8,719
DO & CO AG	56	7,680
Erste Group Bank AG	2,348	94,846
EVN AG	225	6,613
IMMOFINANZ AG*	225	4,639
Kontron AG	249	5,930
Lenzing AG*	123	4,679
Oesterreichische Post AG	244	8,353
OMV AG	975	41,549
Palfinger AG	92	2,383
Porr AG	54	707
Raiffeisen Bank International AG	912	15,189
Schoeller-Bleckmann Oilfield Equipment AG	92	4,136
Semperit AG Holding	59	908
UNIQA Insurance Group AG	988	8,130
Verbund AG	446	42,479
Vienna Insurance Group AG Wiener Versicherung Gruppe	225	6,429
voestalpine AG	810	22,765
Wienerberger AG	724	20,632

(Cost $355,074)		360,870

Belgium — 2.8%
Ackermans & van Haaren NV	152	25,099
Aedifica SA REIT	313	19,607
Ageas SA/NV	1,069	45,939
Anheuser-Busch InBev SA/NV	5,778	362,330
Barco NV	405	6,807
Bekaert SA	289	13,407
bpost SA	553	2,775
Cofinimmo SA REIT	215	15,118
Colruyt Group NV	315	13,554
Deme Group NV	54	5,719
D’ieteren Group	140	23,864
Elia Group SA/NV	208	22,516
Euronav NV	653	11,657
Fagron	439	8,300
Galapagos NV*	340	12,624
Groupe Bruxelles Lambert NV	592	46,847
Intervest Offices & Warehouses NV REIT	130	2,915
KBC Ancora	225	8,871
KBC Group NV	1,680	96,189
Kinepolis Group NV	92	4,547
Lotus Bakeries NV	3	26,059
Melexis NV	159	14,633
Montea NV REIT	112	9,716
Ontex Group NV*	439	3,357
Proximus SADP	1,102	10,563
Recticel SA	268	2,941
Retail Estates NV REIT	76	5,104
Sofina SA	97	21,560

	Number of Shares	Value
Belgium (Continued)
Solvay SA	495	$57,194
Tessenderlo Group SA	143	4,288
UCB SA	881	65,057
Umicore SA	1,399	37,355
VGP NV	78	8,032
Warehouses De Pauw CVA REIT	1,079	30,278
X-Fab Silicon Foundries SE, 144A*	287	3,290
Xior Student Housing NV REIT	206	6,873

(Cost $1,181,750)		1,054,985

Finland — 3.4%
Cargotec OYJ, Class B	263	13,243
Citycon OYJ*	802	4,539
Elisa OYJ	967	43,240
Finnair OYJ*	45,096	1,826
Fortum OYJ	2,963	41,557
Huhtamaki OYJ	628	24,308
Kemira OYJ	703	11,807
Kempower OYJ*	88	2,690
Kesko OYJ, Class B	1,768	33,784
Kojamo OYJ	873	9,702
Kone OYJ, Class B	2,276	101,054
Konecranes OYJ	478	18,887
Mandatum OYJ*	3,169	13,560
Marimekko OYJ	173	2,331
Metsa Board OYJ, Class B	1,155	8,826
Metso Corp. OYJ	4,504	44,271
Musti Group OYJ*	152	4,345
Neste OYJ	2,899	110,066
Nokia OYJ	35,948	125,918
Nokian Renkaat OYJ	794	6,444
Nordea Bank Abp	21,243	238,352
Orion OYJ, Class B	719	28,519
Outokumpu OYJ	2,242	10,543
Puuilo OYJ	247	2,343
QT Group OYJ*	127	8,775
Revenio Group OYJ	149	3,747
Sampo OYJ, Class A	3,008	131,460
Stora Enso OYJ, Class R	3,997	51,817
TietoEVRY OYJ	705	15,455
Tokmanni Group Corp.	325	4,571
UPM-Kymmene OYJ	3,548	123,893
Valmet OYJ	1,048	27,914
Wartsila OYJ Abp	3,083	42,485
YIT OYJ	775	1,620

(Cost $1,453,979)		1,313,892

France — 33.5%
ABC arbitrage	130	717
Abivax SA*	194	1,934
Accor SA	1,329	46,017
Aeroports de Paris SA	220	27,084
Air France-KLM*	738	9,344
Air Liquide SA	3,477	657,784
Airbus SE	3,950	585,602
Alstom SA	1,919	23,750
Altarea SCA REIT	40	2,987

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
France (Continued)
Alten SA	193	$26,365
Amundi SA, 144A	401	24,662
Antin Infrastructure Partners SA	228	2,966
Arkema SA	418	42,433
Atos SE* (a)	655	4,169
Aubay	22	868
AXA SA	11,976	372,761
Believe SA*	130	1,443
Beneteau SACA	168	2,055
BioMerieux	285	30,638
BNP Paribas SA	7,001	440,242
Boiron SA	22	983
Bollore SE	4,933	28,163
Bonduelle SCA	73	834
Bouygues SA	1,259	47,841
Bureau Veritas SA	1,960	47,384
Capgemini SE	1,029	210,573
Carmila SA REIT*	340	5,263
Carrefour SA	3,793	71,818
CGG SA*	4,254	2,866
Cie de Saint-Gobain SA	3,035	197,588
Cie des Alpes	232	3,561
Cie Generale des Etablissements Michelin SCA	4,688	157,220
Cie Plastic Omnium SE	325	4,033
Clariane SE	475	1,118
Coface SA	760	9,224
Covivio SA REIT	377	18,393
Credit Agricole SA	7,071	92,531
Danone SA	4,286	275,114
Dassault Aviation SA	134	26,605
Dassault Systemes SE	4,485	209,752
Derichebourg SA	664	3,451
Edenred SE	1,723	93,774
Eiffage SA	502	50,818
Elior Group SA, 144A*	591	1,512
Elis SA	1,299	24,999
Engie SA	12,146	210,451
Equasens	40	2,565
Eramet SA	57	4,380
Esker SA	36	5,780
EssilorLuxottica SA	1,969	375,327
Etablissements Maurel et Prom SA	644	4,507
Eurazeo SE	285	21,359
Euroapi SA*	320	1,811
Eutelsat Communications SACA*	719	2,965
Fnac Darty SA	92	2,638
Forvia SE*	1,022	20,063
Gaztransport Et Technigaz SA	237	31,886
Gecina SA REIT	303	33,509
Getlink SE	2,411	44,011
Hermes International SCA	215	445,635
ICADE REIT	244	8,839
ID Logistics Group SACA*	18	5,682
Imerys SA	206	5,991
Interparfums SA	142	7,620
Ipsen SA	248	27,940

	Number of Shares	Value
France (Continued)
IPSOS SA	264	$14,202
JCDecaux SE*	512	9,747
Kaufman & Broad SA	75	2,314
Kering SA	514	220,271
Klepierre SA REIT	1,405	35,328
La Francaise des Jeux SAEM, 144A	686	24,791
Legrand SA	1,756	169,007
LISI SA	95	2,316
L’Oreal SA	1,616	758,224
LVMH Moet Hennessy Louis Vuitton SE	1,839	1,406,631
Manitou BF SA	54	1,246
Mercialys SA REIT	819	8,081
Mersen SA	128	4,661
Metropole Television SA	149	2,032
Neoen SA, 144A	423	12,901
Nexans SA	209	16,403
Nexity SA	244	3,681
Orange SA	12,848	158,087
OVH Groupe SAS*	346	3,322
Pernod Ricard SA	1,365	235,574
PEUGEOT INVEST	22	2,344
Pierre Et Vacances SA*	1,837	2,751
Publicis Groupe SA	1,579	133,340
Quadient SA	206	4,166
Remy Cointreau SA	152	18,076
Renault SA	1,322	51,790
Rexel SA	1,631	39,288
Rubis SCA	641	15,559
Safran SA	2,276	398,915
Sanofi SA	7,655	712,093
Sartorius Stedim Biotech	183	41,114
Schneider Electric SE	3,617	663,875
SCOR SE	960	30,231
SEB SA	166	18,882
Seche Environnement SACA	34	3,901
SES-imagotag SA*	41	4,606
Societe BIC SA	149	10,015
Societe Generale SA	4,902	123,124
Societe pour l’Informatique Industrielle	73	3,981
Sodexo SA	613	65,657
SOITEC*	171	30,982
Sopra Steria Group SACA	98	20,172
SPIE SA	913	26,674
STMicroelectronics NV	4,521	213,847
Technip Energies NV	908	21,082
Teleperformance SE	392	54,851
Television Francaise 1 SA	230	1,771
Thales SA	732	109,119
TotalEnergies SE	15,258	1,034,035
Trigano SA	53	8,169
Ubisoft Entertainment SA*	705	20,052
Unibail — Rodamco-Westfield REIT*	793	50,393
Valeo SE	1,332	19,254
Vallourec SACA*	1,155	16,979
Valneva SE*	664	3,838
Veolia Environnement SA	4,694	147,713
Verallia SA, 144A	482	17,146

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
France (Continued)
Vicat SACA	116	$4,160
Vinci SA	3,385	413,778
Virbac SACA	28	8,732
Vivendi SE	4,415	41,743
Voltalia SA*	187	1,968
Wavestone	77	3,994
Wendel SE	191	16,144
Worldline SA, 144A*	1,622	25,133

(Cost $12,343,854)		12,896,454

Germany — 23.4%
1&1 AG	247	4,511
About You Holding SE*	225	1,111
Adesso SE	18	1,916
adidas AG	1,074	224,621
Adtran Networks SE*	190	4,132
AIXTRON SE	739	26,875
Allianz SE	2,687	674,459
Amadeus Fire AG	53	6,981
Atoss Software AG	24	5,617
Aurubis AG	211	17,409
Auto1 Group SE, 144A*	568	3,574
BASF SE	5,942	276,081
Bayer AG	6,565	224,099
Bayerische Motoren Werke AG	2,133	221,938
BayWa AG	76	2,457
Bechtle AG	551	27,277
Beiersdorf AG	687	96,242
Bertrandt AG	22	1,094
Bilfinger SE	172	6,628
Borussia Dortmund GmbH & Co. KGaA*	457	1,818
Brenntag SE	921	79,479
CANCOM SE	228	6,820
Carl Zeiss Meditec AG	266	23,835
CECONOMY AG*	1,026	2,452
Cewe Stiftung & Co. KGaA	22	2,347
Commerzbank AG	7,209	88,239
CompuGroup Medical SE & Co. KGaA	159	6,116
Continental AG	728	56,278
Covestro AG, 144A*	1,281	67,209
CropEnergies AG	268	2,092
CTS Eventim AG & Co. KGaA	424	28,984
CureVac NV*	777	4,199
Daimler Truck Holding AG	3,549	115,236
Datagroup SE	22	1,272
Delivery Hero SE, 144A*	1,234	39,094
Dermapharm Holding SE	111	4,917
Deutsche Bank AG (b)	13,378	166,385
Deutsche Boerse AG	1,270	240,952
Deutsche Lufthansa AG*	4,022	34,936
Deutsche Pfandbriefbank AG, 144A	813	5,000
Deutsche Post AG	6,601	309,251
Deutsche Telekom AG	21,689	518,796
Deutz AG	1,066	5,036
Duerr AG	335	7,373
E.ON SE	14,860	193,050
Eckert & Ziegler Strahlen- und Medizintechnik AG	92	3,745

	Number of Shares	Value
Germany (Continued)
Einhell Germany AG	3	$522
Elmos Semiconductor SE	55	4,741
ElringKlinger AG	168	1,070
Encavis AG*	834	12,401
Energiekontor AG	38	2,734
Evonik Industries AG	1,584	29,570
Evotec SE*	965	19,532
Fielmann Group AG	146	7,682
flatexDEGIRO AG*	420	4,887
Formycon AG*	61	4,376
Fraport AG Frankfurt Airport Services Worldwide*	244	13,906
Freenet AG	762	21,366
Fresenius Medical Care AG & Co. KGaA	1,416	58,000
Fresenius SE & Co. KGaA	2,822	89,357
GEA Group AG	1,041	38,209
Gerresheimer AG	226	21,365
GFT Technologies SE	111	3,903
GRENKE AG	169	4,213
Hamborner REIT AG REIT	492	3,465
Hamburger Hafen und Logistik AG	149	2,715
Hannover Rueck SE	413	98,452
Heidelberg Materials AG	914	74,418
Heidelberger Druckmaschinen AG*	1,559	2,145
HelloFresh SE*	1,065	16,253
Henkel AG & Co. KGaA	722	50,360
Hensoldt AG	347	9,110
Hornbach Holding AG & Co. KGaA	56	3,612
HUGO BOSS AG	365	25,523
Hypoport SE*	41	6,069
Infineon Technologies AG	8,691	336,309
Ionos SE*	189	2,905
Jenoptik AG	398	10,727
JOST Werke SE, 144A	75	3,392
K+S AG	1,252	18,534
KION Group AG	491	17,851
Kloeckner & Co. SE	401	2,728
Knaus Tabbert AG	19	820
Knorr-Bremse AG	496	31,044
Krones AG	92	10,375
LANXESS AG	568	13,787
LEG Immobilien SE*	485	37,028
MBB SE	3	286
Medios AG*	154	2,897
Mercedes-Benz Group AG	5,339	346,249
Merck KGaA	869	151,487
METRO AG*	814	5,445
MorphoSys AG*	187	4,958
MTU Aero Engines AG	371	75,820
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	908	386,250
Mutares SE & Co. KGaA	99	3,438
Nagarro SE* (a)	54	4,905
Nemetschek SE	380	33,107
Nordex SE*	853	9,438
Norma Group SE	151	2,546
Northern Data AG* (a)	179	4,774

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Germany (Continued)
PATRIZIA SE	249	$1,911
Pfeiffer Vacuum Technology AG	22	3,626
PNE AG	209	2,762
ProSiebenSat.1 Media SE	1,063	6,686
Puma SE	739	47,604
PVA TePla AG*	115	2,426
Rational AG	33	21,103
Rheinmetall AG	289	86,823
RWE AG	4,208	180,331
SAF-Holland SE	327	5,268
Salzgitter AG	192	5,680
SAP SE	6,951	1,100,726
Scout24 SE, 144A	529	36,852
Secunet Security Networks AG	18	2,743
SGL Carbon SE*	581	3,839
Siemens AG	5,058	847,868
Siemens Energy AG*	3,649	43,215
Siemens Healthineers AG, 144A	1,952	112,484
Siltronic AG	112	10,625
Sixt SE	92	9,133
SMA Solar Technology AG*	107	6,482
Stabilus SE	154	9,630
Steico SE	40	1,282
STRATEC SE	40	1,724
Stroeer SE & Co. KGaA	246	14,312
Suedzucker AG	397	6,076
SUESS MicroTec SE	138	4,003
Symrise AG	911	102,336
TAG Immobilien AG*	1,255	17,158
Takkt AG	187	2,654
Talanx AG	421	30,520
TeamViewer SE, 144A*	987	14,273
thyssenkrupp AG	3,307	24,881
Thyssenkrupp Nucera AG & Co. KGaA*	188	3,356
United Internet AG	648	14,502
Varta AG* (a)	153	3,341
VERBIO Vereinigte BioEnergie AG	149	5,114
Vitesco Technologies Group AG*	130	13,238
Volkswagen AG	195	25,259
Vonovia SE	4,929	136,920
Vossloh AG	59	2,543
Wacker Chemie AG	128	15,647
Wacker Neuson SE	168	3,112
Wuestenrot & Wuerttembergische AG	111	1,583
Zalando SE, 144A*	1,461	34,764

(Cost $9,010,588)		9,015,404

Ireland — 1.8%
AerCap Holdings NV*	1,378	94,007
AIB Group PLC	10,817	50,088
Bank of Ireland Group PLC	7,086	66,256
Cairn Homes PLC	5,105	7,068
Dalata Hotel Group PLC	1,175	5,269
Flutter Entertainment PLC*	1,174	183,059
Glanbia PLC	1,296	21,838
Glenveagh Properties PLC, 144A*	4,158	4,852
Irish Residential Properties REIT PLC REIT	3,115	3,296

	Number of Shares	Value
Ireland (Continued)
Kerry Group PLC, Class A	1,064	$85,959
Kingspan Group PLC	1,027	81,382
Origin Enterprises PLC	705	2,659
Smurfit Kappa Group PLC	1,808	68,487
Uniphar PLC	1,554	3,831

(Cost $695,980)		678,051

Italy — 7.5%
A2A SpA	10,793	23,179
ACEA SpA	301	4,105
AMCO — Asset Management Co SpA, Class B* (c)	13	0
Amplifon SpA	832	25,838
Anima Holding SpA, 144A	1,559	6,581
Ariston Holding NV	311	1,913
Arnoldo Mondadori Editore SpA	531	1,199
Ascopiave SpA	282	694
Assicurazioni Generali SpA	6,794	140,547
Azimut Holding SpA	663	16,108
Banca Generali SpA	379	13,498
Banca IFIS SpA	153	2,615
Banca Mediolanum SpA	1,486	13,209
Banca Monte dei Paschi di Siena SpA*	5,455	18,526
Banca Popolare di Sondrio SpA	2,312	14,307
Banco BPM SpA	8,104	44,759
BFF Bank SpA, 144A	1,215	13,900
BPER Banca	6,895	25,743
Brembo SpA	931	10,935
Brunello Cucinelli SpA	215	17,786
Buzzi SpA	625	18,232
Carel Industries SpA, 144A	244	6,188
Cementir Holding NV	297	2,848
CIR SpA-Compagnie Industriali*	4,291	2,008
Credito Emiliano SpA	513	4,557
Danieli & C Officine Meccaniche SpA	73	2,165
Danieli & C Officine Meccaniche SpA-RSP	231	5,092
Datalogic SpA	111	730
Davide Campari-Milano NV	3,410	37,192
De’ Longhi SpA	531	16,369
DiaSorin SpA	157	14,858
Digital Value SpA	19	1,154
El.En. SpA	266	2,687
Enav SpA, 144A	1,672	5,962
Enel SpA	54,007	381,290
Eni SpA	15,736	259,807
ERG SpA	438	12,548
Eurogroup Laminations SpA*	582	2,249
Ferrari NV	840	302,281
Ferretti SpA*	988	3,130
Fila SpA	130	1,133
Fincantieri SpA*	2,774	1,609
FinecoBank Banca Fineco SpA	4,084	54,968
GVS SpA, 144A*	382	2,335
Hera SpA	5,470	17,267
Illimity Bank SpA	360	2,079
Industrie De Nora SpA	206	3,227
Infrastrutture Wireless Italiane SpA, 144A	2,144	26,418

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Italy (Continued)
Interpump Group SpA	491	$22,821
Intesa Sanpaolo SpA	102,752	295,440
Iren SpA	4,976	11,039
Italgas SpA	3,036	16,903
Iveco Group NV*	1,195	9,704
Juventus Football Club SpA*	5,313	1,437
Leonardo SpA	2,686	41,137
Lottomatica Group SpA*	569	5,844
LU-VE SpA	117	2,504
Maire Tecnimont SpA	667	3,116
MARR SpA	206	2,422
Mediobanca Banca di Credito Finanziario SpA	3,683	43,196
MFE-MediaForEurope NV, Class A	609	1,476
MFE-MediaForEurope NV, Class B	287	987
Moncler SpA	1,423	78,810
Nexi SpA, 144A*	3,882	30,213
OVS SpA, 144A	1,294	2,794
Pharmanutra SpA	21	1,168
Piaggio & C SpA	951	2,743
Pirelli & C SpA, 144A	2,239	11,109
Poste Italiane SpA, 144A	3,420	36,765
Prysmian SpA	1,764	67,838
RAI Way SpA, 144A	590	3,140
Recordati Industria Chimica e Farmaceutica SpA	686	32,982
Reply SpA	161	18,787
Safilo Group SpA*	2,164	1,931
Saipem SpA*	7,934	12,704
Salcef Group SpA	95	2,430
Salvatore Ferragamo SpA	546	6,894
Sanlorenzo SpA	75	3,249
Saras SpA	3,267	5,293
Seco SpA*	206	723
Sesa SpA	54	6,219
Snam SpA	13,363	67,244
SOL SpA	225	6,686
Tamburi Investment Partners SpA	637	5,949
Technogym SpA, 144A	921	8,010
Technoprobe SpA*	870	7,448
Telecom Italia SpA*	67,358	19,547
Terna — Rete Elettrica Nazionale	9,583	77,148
Tinexta SpA	168	3,184
Tod’s SpA*	56	2,031
UniCredit SpA	10,710	291,271
Unipol Gruppo SpA	2,688	15,390
Webuild SpA	2,258	4,540
Wiit SpA	36	707
Zignago Vetro SpA	206	2,987

(Cost $2,611,331)		2,881,785

Luxembourg — 0.7%
APERAM SA	306	10,169
ArcelorMittal SA	3,409	85,680
Aroundtown SA* (a)	5,315	12,456
Befesa SA, 144A	222	7,771
d’Amico International Shipping SA	318	1,881

	Number of Shares	Value
Luxembourg (Continued)
Eurofins Scientific SE	941	$54,655
Grand City Properties SA*	667	6,600
SES SA	2,560	15,201
Shurgard Self Storage Ltd. REIT	154	6,683
Tenaris SA	3,306	56,678

(Cost $297,497)		257,774

Netherlands — 13.6%
Aalberts NV	666	26,294
ABN AMRO Bank NV, 144A	3,192	42,788
Adyen NV, 144A*	144	167,873
Aegon Ltd.	10,810	59,139
Akzo Nobel NV	1,135	87,050
Alfen NV, 144A*	151	7,612
AMG Critical Materials NV	187	4,441
Arcadis NV	491	24,617
Argenx SE*	407	180,486
ASM International NV	314	160,880
ASML Holding NV	2,689	1,823,507
ASR Nederland NV	1,073	49,370
Basic-Fit NV, 144A*	325	9,262
BE Semiconductor Industries NV	507	70,888
Brunel International NV	149	1,722
Corbion NV	358	6,761
Eurocommercial Properties NV REIT	256	5,974
Euronext NV, 144A	569	47,195
EXOR NV	617	59,974
Fastned BV*	54	1,605
Flow Traders Ltd.	187	3,475
Fugro NV*	721	13,255
Heineken Holding NV	861	66,822
Heineken NV	1,918	175,162
IMCD NV	379	58,395
ING Groep NV	24,091	337,701
JDE Peet’s NV	641	17,178
Just Eat Takeaway.com NV, 144A*	1,254	19,568
Koninklijke Ahold Delhaize NV	6,459	186,733
Koninklijke BAM Groep NV	1,853	5,059
Koninklijke KPN NV	22,091	75,673
Koninklijke Philips NV*	5,273	107,733
Koninklijke Vopak NV	455	15,601
NN Group NV	1,801	68,398
NSI NV REIT	115	2,166
OCI NV	684	14,697
Pharming Group NV*	3,417	3,935
PostNL NV	2,806	4,398
Prosus NV*	9,751	322,665
QIAGEN NV*	1,584	64,916
Randstad NV	773	45,857
Redcare Pharmacy NV, 144A*	108	15,230
SBM Offshore NV	947	12,586
Signify NV, 144A	851	24,696
Sligro Food Group NV	149	2,530
Stellantis NV	14,685	318,126
TKH Group NV	267	10,625
TomTom NV*	401	2,650
Universal Music Group NV	5,444	143,641

See Notes to Financial Statements.	67

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Netherlands (Continued)
Van Lanschot Kempen NV	207	$6,512
Vastned Retail NV REIT	92	1,937
Wereldhave NV REIT	225	3,764
Wolters Kluwer NV	1,655	227,525

(Cost $4,851,867)		5,216,647

Poland — 0.0%
InPost SA* (Cost $13,591)	1,366	16,103

Portugal — 0.6%
Altri SGPS SA	363	1,881
Banco Comercial Portugues SA, Class R*	51,639	17,324
Corticeira Amorim SGPS SA	284	2,798
CTT-Correios de Portugal SA	724	2,805
EDP — Energias de Portugal SA	21,622	103,250
Galp Energia SGPS SA	3,014	44,798
Greenvolt-Energias Renovaveis SA*	392	3,034
Jeronimo Martins SGPS SA	1,855	45,835
Mota-Engil SGPS SA	533	2,144
Navigator Co. SA	1,425	5,848
NOS SGPS SA	1,464	5,428
REN — Redes Energeticas Nacionais SGPS SA	2,489	6,597
Semapa-Sociedade de Investimento e Gestao	135	1,992
Sonae SGPS SA	3,717	3,757

(Cost $233,447)		247,491

Spain — 8.3%
Acciona SA	157	22,131
Acerinox SA	1,351	14,809
ACS Actividades de Construccion y Servicios SA	1,395	55,651
Aena SME SA, 144A	499	85,792
Almirall SA	642	5,933
Amadeus IT Group SA	2,993	204,660
Applus Services SA	781	8,433
Atresmedia Corp. de Medios de Comunicacion SA	477	1,975
Banco Bilbao Vizcaya Argentaria SA	39,685	367,435
Banco de Sabadell SA	37,443	54,614
Banco Santander SA	107,683	445,527
Bankinter SA	4,421	31,010
CaixaBank SA	27,212	122,361
Cellnex Telecom SA, 144A*	3,916	149,360
Cia de Distribucion Integral Logista Holdings SA	453	11,726
CIE Automotive SA	321	9,022
Construcciones y Auxiliar de Ferrocarriles SA	111	3,896
Corp ACCIONA Energias Renovables SA	453	13,432
Distribuidora Internacional de Alimentacion SA*	74,889	970
EDP Renovaveis SA	2,105	38,379
eDreams ODIGEO SA*	435	3,206
Enagas SA	1,597	29,204
Ence Energia y Celulosa SA	610	1,948

	Number of Shares	Value
Spain (Continued)
Endesa SA	2,085	$43,541
Faes Farma SA	2,033	6,904
Ferrovial SE	3,428	118,509
Fluidra SA	663	13,676
Gestamp Automocion SA, 144A	875	3,353
Global Dominion Access SA, 144A	572	2,083
Grenergy Renovables SA*	59	1,878
Grifols SA*	1,974	27,858
Iberdrola SA	40,146	495,764
Indra Sistemas SA	856	13,184
Industria de Diseno Textil SA	7,235	297,923
Inmobiliaria Colonial Socimi SA REIT	1,852	12,176
Laboratorios Farmaceuticos Rovi SA	122	7,456
Lar Espana Real Estate Socimi SA REIT	515	3,425
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,796	3,595
Mapfre SA	5,858	12,893
Melia Hotels International SA*	610	3,728
Merlin Properties Socimi SA REIT	2,186	22,034
Naturgy Energy Group SA	830	24,773
Neinor Homes SA, 144A*	96	1,080
Opdenergy Holdings SA*	604	3,813
Pharma Mar SA	93	3,968
Prosegur Cash SA, 144A	2,906	1,648
Prosegur Cia de Seguridad SA	1,483	2,922
Redeia Corp. SA	2,732	45,737
Repsol SA	8,610	131,583
Sacyr SA	2,777	9,304
Solaria Energia y Medio Ambiente SA*	515	9,622
Talgo SA, 144A	606	2,810
Tecnicas Reunidas SA*	187	1,814
Telefonica SA	32,293	138,987
Unicaja Banco SA, 144A	7,498	8,317
Vidrala SA	140	12,801
Viscofan SA	265	16,240

(Cost $3,046,138)		3,186,873

Switzerland — 0.3%
DSM-Firmenich AG (Cost $143,484)	1,278	120,845

United Kingdom — 0.3%
Allfunds Group PLC	2,186	13,777
Coca-Cola Europacific Partners PLC	1,419	86,048

(Cost $95,759)		99,825

TOTAL COMMON STOCKS (Cost $36,334,339)		37,346,999

PREFERRED STOCKS — 1.4%
Germany — 1.4%
Bayerische Motoren Werke AG	392	37,165
Dr Ing hc F Porsche AG, 144A	756	69,174
Draegerwerk AG & Co. KGaA	78	4,389
FUCHS SE	472	19,934
Henkel AG & Co. KGaA	1,176	92,422
Jungheinrich AG	287	9,328
Porsche Automobil Holding SE	1,010	49,318
Sartorius AG	180	57,897

See Notes to Financial Statements.	68

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Schaeffler AG	692	$3,823
Sixt SE	89	6,103
STO SE & Co. KGaA	18	2,383
Volkswagen AG	1,421	164,606

(Cost $605,147)		516,542

RIGHTS — 0.0%
Italy — 0.0%
Carel Industries SpA*, expires 12/18/23 (Cost $0)	244	242

WARRANTS — 0.0%
Italy — 0.0%
Webuild SpA* (c), expires 8/2/30 (Cost $0)	38	23

Spain — 0.0%
Abengoa SA* (c), expires 3/31/25 (Cost $43)	7,125	0

TOTAL WARRANTS (Cost $43)		23

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 1.0%
iShares Currency Hedged MSCI Eurozone ETF	11,250	$365,063
iShares MSCI Eurozone ETF (a)	500	22,825

(Cost $372,745)		387,888

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (d)(e) (Cost $39,385)	39,385	39,385

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.31% (d) (Cost $11,098)	11,098	11,098

TOTAL INVESTMENTS — 99.6% (Cost $37,362,757)		$38,302,177
Other assets and liabilities, net — 0.4%		144,384

NET ASSETS — 100.0%		$38,446,561

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
COMMON STOCKS — 0.4%
Germany — 0.4%
Deutsche Bank AG (b)
100,569	58,271	(22,082)		(15,240)	44,867	—	—	13,378	166,385

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (d)(e)
1,477,246	—	(1,437,861	)(f)	—	—	1,922	—	39,385	39,385

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.31% (d)
8,289	1,052,135	(1,049,326)		—	—	1,873	—	11,098	11,098

1,586,104	1,110,406	(2,509,269)		(15,240)	44,867	3,795	—	63,861	216,868

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $36,895, which is 0.1% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	69

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

Securities are listed in country of domicile.

At November 30, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
EURO STOXX 50 Futures	EUR	2	$92,948	$95,592	12/15/2023	$2,644

As of November 30, 2023, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	12/4/2023	EUR	34,185,930	USD	36,180,782	$—	$(1,037,831)
Morgan Stanley Capital	12/4/2023	USD	35,842,033	EUR	32,849,930	—	(77,939)
RBC Capital Markets	12/4/2023	USD	1,413,994	EUR	1,336,000	40,524	—
Morgan Stanley Capital	1/3/2024	EUR	32,849,930	USD	35,892,031	76,537	—
Morgan Stanley Capital	1/3/2024	EUR	1,772,000	USD	1,936,098	4,129	—

Total unrealized appreciation (depreciation)						$121,190	$(1,115,770)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$37,346,999	$—	$0	$37,346,999
Preferred Stocks	516,542	—	—	516,542
Rights	—	242	—	242
Warrants (a)	—	—	23	23
Exchange-Traded Funds	387,888	—	—	387,888
Short-Term Investments (a)	50,483	—	—	50,483
Derivatives (b)
Forward Foreign Currency Contracts	—	121,190	—	121,190
Futures Contracts	2,644	—	—	2,644

TOTAL	$38,304,556	$121,432	$23	$38,426,011

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(1,115,770)	$—	$(1,115,770)

TOTAL	$—	$(1,115,770)	$—	$(1,115,770)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	70

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 92.3%
Communication Services — 6.1%
Deutsche Telekom AG	22,193	$530,852
Scout24 SE, 144A	521	36,295

(Cost $444,445)		567,147

Consumer Discretionary — 10.9%
adidas AG	1,109	231,941
Bayerische Motoren Werke AG	2,180	226,828
Continental AG	753	58,211
Delivery Hero SE, 144A*	1,201	38,049
Mercedes-Benz Group AG	5,492	356,172
Puma SE	721	46,445
Volkswagen AG	207	26,813
Zalando SE, 144A*	1,555	37,001

(Cost $1,333,150)		1,021,460

Consumer Staples — 1.8%
Beiersdorf AG	690	96,662
HelloFresh SE*	1,099	16,771
Henkel AG & Co. KGaA	712	49,663

(Cost $198,959)		163,096

Financials — 18.5%
Allianz SE	2,761	693,034
Commerzbank AG	7,210	88,252
Deutsche Bank AG (a)	13,265	164,980
Deutsche Boerse AG	1,300	246,643
Hannover Rueck SE	414	98,690
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	934	397,311
Talanx AG	440	31,897

(Cost $1,451,653)		1,720,807

Health Care — 7.8%
Bayer AG	6,723	229,492
Carl Zeiss Meditec AG	273	24,462
Fresenius Medical Care AG & Co. KGaA	1,406	57,590
Fresenius SE & Co. KGaA	2,892	91,574
Merck KGaA	884	154,102
QIAGEN NV*	1,559	63,891
Siemens Healthineers AG, 144A	1,927	111,044

(Cost $1,466,107)		732,155

Industrials — 18.5%
Brenntag SE	951	82,068
Daimler Truck Holding AG	3,659	118,808
Deutsche Lufthansa AG*	4,091	35,535
Deutsche Post AG	6,784	317,824
GEA Group AG	1,112	40,815
Knorr-Bremse AG	493	30,856
MTU Aero Engines AG	368	75,207
Rational AG	36	23,022
Rheinmetall AG	298	89,527
Siemens AG	5,203	872,174
Siemens Energy AG*	3,550	42,042

(Cost $1,375,124)		1,727,878

	Number of Shares	Value
Information Technology — 16.5%
Bechtle AG	569	$28,168
Infineon Technologies AG	8,936	345,789
Nemetschek SE	394	34,327
SAP SE	7,147	1,131,764

(Cost $900,953)		1,540,048

Materials — 6.2%
BASF SE	6,108	283,794
Covestro AG, 144A*	1,323	69,412
Evonik Industries AG	1,593	29,738
Heidelberg Materials AG	956	77,837
Symrise AG	908	101,999
Wacker Chemie AG	128	15,646

(Cost $869,271)		578,426

Real Estate — 1.9%
LEG Immobilien SE*	507	38,708
Vonovia SE	5,016	139,337

(Cost $263,373)		178,045

Utilities — 4.1%
E.ON SE	15,372	199,702
RWE AG	4,327	185,430

(Cost $349,004)		385,132

TOTAL COMMON STOCKS (Cost $8,652,039)		8,614,194

PREFERRED STOCKS — 5.1%
Consumer Discretionary — 3.5%
Bayerische Motoren Werke AG	407	38,587
Dr Ing hc F Porsche AG, 144A	777	71,095
Porsche Automobil Holding SE	1,045	51,028
Volkswagen AG	1,408	163,100

(Cost $505,728)		323,810

Consumer Staples — 1.0%
Henkel AG & Co. KGaA (Cost $127,662)	1,158	91,007

Health Care — 0.6%
Sartorius AG (Cost $33,599)	181	58,219

TOTAL PREFERRED STOCKS (Cost $666,989)		473,036

EXCHANGE-TRADED FUNDS — 1.4%
iShares Currency Hedged MSCI Germany ETF
(Cost $129,893)	4,350	136,285

CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b) (Cost $53,317)	53,317	53,317

TOTAL INVESTMENTS — 99.4% (Cost $9,502,238)		$9,276,832
Other assets and liabilities, net — 0.6%		59,781

NET ASSETS — 100.0%		$9,336,613

See Notes to Financial Statements.	71

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
COMMON STOCKS — 1.8%
Financials — 1.8%
Deutsche Bank AG (a)
135,616	7,167	(9,094)	(16,885)	48,176	—	—	13,265	164,980

CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
1,145	445,114	(392,942)	—	—	1,779	—	53,317	53,317

136,761	452,281	(402,036)	(16,885)	48,176	1,779	—	66,582	218,297

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
DAX Mini Futures	EUR	1	$86,439	$88,490	12/15/2023	$2,051

As of November 30, 2023, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	12/4/2023	EUR	8,210,186	USD	8,689,275	$—	$(249,248)
Morgan Stanley Capital	12/4/2023	USD	8,552,119	EUR	7,838,186	—	(18,597)
RBC Capital Markets	12/4/2023	USD	393,717	EUR	372,000	11,284	—
Morgan Stanley Capital	1/3/2024	EUR	7,838,186	USD	8,564,049	18,262	—
Morgan Stanley Capital	1/3/2024	EUR	534,000	USD	583,452	1,244	—

Total unrealized appreciation (depreciation)						$30,790	$(267,845)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

See Notes to Financial Statements.	72

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$8,614,194	$—	$—	$8,614,194
Preferred Stocks (a)	473,036	—	—	473,036
Exchange-Traded Funds	136,285	—	—	136,285
Short-Term Investments (a)	53,317	—	—	53,317
Derivatives (b)
Forward Foreign Currency Contracts	—	30,790	—	30,790
Futures Contracts	2,051	—	—	2,051

TOTAL	$9,278,883	$30,790	$—	$9,309,673

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(267,845)	$—	$(267,845)

TOTAL	$—	$(267,845)	$—	$(267,845)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	73

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.0%
Communication Services — 6.9%
Capcom Co. Ltd.	14,100	$473,899
Dentsu Group, Inc.	16,736	449,838
KDDI Corp.	125,315	3,909,226
Koei Tecmo Holdings Co. Ltd.	9,840	120,163
Konami Group Corp.	8,164	402,804
LY Corp.	226,328	657,337
Nexon Co. Ltd.	28,964	624,760
Nintendo Co. Ltd.	87,010	4,056,476
Nippon Telegraph & Telephone Corp.	2,496,600	2,914,889
SoftBank Corp.	239,900	2,910,159
SoftBank Group Corp.	86,286	3,503,586
Square Enix Holdings Co. Ltd.	7,500	259,611
Toho Co. Ltd.	8,998	311,404

(Cost $20,546,711)		20,594,152

Consumer Discretionary — 18.8%
Aisin Corp.	12,423	456,750
Bandai Namco Holdings, Inc.	49,921	990,945
Bridgestone Corp.	47,707	1,962,210
Denso Corp.	145,140	2,265,304
Fast Retailing Co. Ltd.	14,618	3,696,404
Honda Motor Co. Ltd.	386,235	3,931,125
Iida Group Holdings Co. Ltd.	12,866	191,784
Isuzu Motors Ltd.	48,795	643,590
Koito Manufacturing Co. Ltd.	15,844	239,006
Mazda Motor Corp.	47,504	505,767
McDonald’s Holdings Co. Japan Ltd.	7,019	298,731
Nissan Motor Co. Ltd.	194,247	763,703
Nitori Holdings Co. Ltd.	6,747	776,365
Open House Group Co. Ltd.	6,300	175,411
Oriental Land Co. Ltd.	91,225	3,091,904
Pan Pacific International Holdings Corp.	32,200	695,864
Panasonic Holdings Corp.	185,144	1,910,632
Rakuten Group, Inc.	126,638	500,282
Sekisui Chemical Co. Ltd.	31,452	445,602
Sekisui House Ltd.	50,252	1,026,665
Sharp Corp.*	21,755	135,818
Shimano, Inc.	6,484	995,167
Sony Group Corp.	105,693	9,139,244
Subaru Corp.	51,317	907,203
Sumitomo Electric Industries Ltd.	60,413	747,318
Suzuki Motor Corp.	30,889	1,254,436
Toyota Motor Corp.	887,565	16,729,397
USS Co. Ltd.	17,218	335,975
Yamaha Corp.	11,307	263,952
Yamaha Motor Co. Ltd.	25,224	642,594
Zensho Holdings Co. Ltd.	7,800	432,141
ZOZO, Inc.	11,334	238,896

(Cost $51,750,515)		56,390,185

Consumer Staples — 5.6%
Aeon Co. Ltd.	55,002	1,135,580
Ajinomoto Co., Inc.	37,201	1,386,569
Asahi Group Holdings Ltd.	40,297	1,482,666
Japan Tobacco, Inc.	100,489	2,576,276
Kao Corp.	39,084	1,501,568

	Number of Shares	Value
Consumer Staples (Continued)
Kikkoman Corp.	11,548	$706,075
Kirin Holdings Co. Ltd.	65,489	921,864
Kobe Bussan Co. Ltd.	12,200	321,252
Kose Corp.	2,788	196,792
MatsukiyoCocokara & Co.	29,200	502,915
MEIJI Holdings Co. Ltd.	19,486	449,889
Nissin Foods Holdings Co. Ltd.	5,570	550,951
Seven & i Holdings Co. Ltd.	63,302	2,346,179
Shiseido Co. Ltd.	33,807	904,348
Suntory Beverage & Food Ltd.	11,336	355,387
Unicharm Corp.	33,874	1,088,236
Yakult Honsha Co. Ltd.	20,876	465,085

(Cost $18,908,610)		16,891,632

Energy — 0.8%
ENEOS Holdings, Inc.	241,337	951,284
Idemitsu Kosan Co. Ltd.	16,360	447,566
Inpex Corp.	80,744	1,138,237

(Cost $2,470,874)		2,537,087

Financials — 12.2%
Chiba Bank Ltd.	42,960	320,621
Concordia Financial Group Ltd.	89,938	420,936
Dai-ichi Life Holdings, Inc.	78,819	1,637,942
Daiwa Securities Group, Inc.	112,644	725,887
Japan Exchange Group, Inc.	41,832	851,820
Japan Post Bank Co. Ltd.	121,825	1,199,269
Japan Post Holdings Co. Ltd.	173,870	1,529,835
Japan Post Insurance Co. Ltd.	15,600	290,935
Mitsubishi HC Capital, Inc.	67,616	439,828
Mitsubishi UFJ Financial Group, Inc.	957,142	8,102,072
Mizuho Financial Group, Inc.	202,277	3,427,221
MS&AD Insurance Group Holdings, Inc.	35,889	1,339,362
Nomura Holdings, Inc.	253,077	1,036,650
ORIX Corp.	97,727	1,778,742
Resona Holdings, Inc.	177,976	922,532
SBI Holdings, Inc.	20,399	441,249
Shizuoka Financial Group, Inc.	37,882	305,591
Sompo Holdings, Inc.	24,775	1,129,129
Sumitomo Mitsui Financial Group, Inc.	106,472	5,212,288
Sumitomo Mitsui Trust Holdings, Inc.	27,462	1,029,686
T&D Holdings, Inc.	42,349	624,552
Tokio Marine Holdings, Inc.	150,913	3,713,278

(Cost $31,459,993)		36,479,425

Health Care — 8.2%
Asahi Intecc Co. Ltd.	18,100	349,951
Astellas Pharma, Inc.	151,435	1,835,994
Chugai Pharmaceutical Co. Ltd.	56,235	1,979,187
Daiichi Sankyo Co. Ltd.	155,183	4,186,780
Eisai Co. Ltd.	21,112	1,092,481
Hoya Corp.	29,586	3,325,581
Kyowa Kirin Co. Ltd.	21,860	359,320
M3, Inc.	37,384	616,637
Olympus Corp.	100,576	1,469,362
Ono Pharmaceutical Co. Ltd.	32,783	601,663
Otsuka Holdings Co. Ltd.	34,900	1,339,175
Shionogi & Co. Ltd.	21,908	1,031,121

See Notes to Financial Statements.	74

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Sysmex Corp.	14,144	$780,467
Takeda Pharmaceutical Co. Ltd.	132,723	3,728,526
Terumo Corp.	56,402	1,794,851

(Cost $26,494,866)		24,491,096

Industrials — 21.2%
AGC, Inc.	16,462	596,256
ANA Holdings, Inc.*	13,018	267,981
BayCurrent Consulting, Inc.	11,000	369,189
Central Japan Railway Co.	60,760	1,454,863
Dai Nippon Printing Co. Ltd.	16,643	466,197
Daifuku Co. Ltd.	25,000	469,277
Daikin Industries Ltd.	22,148	3,309,651
East Japan Railway Co.	25,085	1,352,722
FANUC Corp.	79,645	2,210,033
Fuji Electric Co. Ltd.	10,806	451,963
Hankyu Hanshin Holdings, Inc.	19,240	580,211
Hikari Tsushin, Inc.	1,752	271,675
Hitachi Construction Machinery Co. Ltd.	8,820	228,144
Hitachi Ltd.	77,534	5,378,640
Hoshizaki Corp.	9,408	298,815
ITOCHU Corp.	99,588	3,854,283
Japan Airlines Co. Ltd.	11,354	215,271
Kajima Corp.	35,376	557,507
Kawasaki Kisen Kaisha Ltd.	11,500	402,492
Keisei Electric Railway Co. Ltd.	10,984	441,553
Kintetsu Group Holdings Co. Ltd.	14,810	414,153
Komatsu Ltd.	77,337	1,967,592
Kubota Corp.	83,763	1,197,179
Makita Corp.	19,144	506,685
Marubeni Corp.	119,287	1,856,166
MINEBEA MITSUMI, Inc.	31,024	588,631
MISUMI Group, Inc.	23,920	387,212
Mitsubishi Corp.	96,491	4,481,566
Mitsubishi Electric Corp.	161,626	2,190,116
Mitsubishi Heavy Industries Ltd.	26,902	1,500,241
Mitsui & Co. Ltd.	108,371	3,941,295
Mitsui OSK Lines Ltd.	29,000	794,341
MonotaRO Co. Ltd.	19,600	197,375
Nidec Corp.	34,890	1,318,788
NIPPON EXPRESS HOLDINGS, Inc.	5,839	317,864
Nippon Yusen KK	40,736	1,091,898
Obayashi Corp.	55,108	463,694
Odakyu Electric Railway Co. Ltd.	25,777	361,549
Recruit Holdings Co. Ltd.	120,791	4,485,056
Secom Co. Ltd.	17,572	1,220,179
SG Holdings Co. Ltd.	25,900	373,406
Shimizu Corp.	44,968	294,691
SMC Corp.	4,773	2,396,802
Sumitomo Corp.	87,573	1,831,083
Taisei Corp.	14,152	480,229
Tobu Railway Co. Ltd.	15,590	384,335
Tokyu Corp.	41,922	490,730
TOPPAN Holdings, Inc.	20,539	479,881
Toshiba Corp.*	7,023	217,900
TOTO Ltd.	10,738	275,005
Toyota Industries Corp.	12,299	1,054,781
Toyota Tsusho Corp.	17,831	984,999

	Number of Shares	Value
Industrials (Continued)
West Japan Railway Co.	18,479	$728,765
Yamato Holdings Co. Ltd.	22,617	400,977
Yaskawa Electric Corp.	20,282	776,068

(Cost $58,023,097)		63,627,955

Information Technology — 14.3%
Advantest Corp.	64,200	2,026,981
Azbil Corp.	9,300	299,336
Brother Industries Ltd.	19,722	332,026
Canon, Inc.	83,597	2,146,592
Disco Corp.	7,700	1,666,619
FUJIFILM Holdings Corp.	31,257	1,825,750
Fujitsu Ltd.	14,688	2,092,342
Hamamatsu Photonics KK	11,588	457,705
Hirose Electric Co. Ltd.	2,566	286,438
Ibiden Co. Ltd.	9,600	457,855
Keyence Corp.	16,243	6,940,470
Kyocera Corp.	27,008	1,491,943
Lasertec Corp.	6,300	1,403,966
Murata Manufacturing Co. Ltd.	144,035	2,801,328
NEC Corp.	20,493	1,138,961
Nomura Research Institute Ltd.	32,322	905,173
NTT Data Group Corp.	53,040	642,877
Obic Co. Ltd.	5,867	898,095
Omron Corp.	14,617	611,161
Oracle Corp.	3,272	252,363
Otsuka Corp.	9,760	397,286
Renesas Electronics Corp.*	123,200	2,163,437
Ricoh Co. Ltd.	46,934	382,095
Rohm Co. Ltd.	27,248	519,285
SCSK Corp.	12,800	235,176
Seiko Epson Corp.	23,324	345,785
Shimadzu Corp.	20,136	520,852
SUMCO Corp.	29,500	441,028
TDK Corp.	32,684	1,514,495
TIS, Inc.	18,800	396,517
Tokyo Electron Ltd.	39,542	6,407,639
Trend Micro, Inc.	11,372	576,347
Yokogawa Electric Corp.	19,108	360,998

(Cost $37,015,068)		42,938,921

Materials — 4.8%
Asahi Kasei Corp.	103,284	715,102
JFE Holdings, Inc.	47,919	704,596
JSR Corp.	15,051	413,075
Mitsubishi Chemical Group Corp.	107,996	705,478
Mitsui Chemicals, Inc.	13,981	408,133
Nippon Paint Holdings Co. Ltd.	80,815	602,051
Nippon Sanso Holdings Corp.	14,380	376,619
Nippon Steel Corp.	71,837	1,675,034
Nissan Chemical Corp.	10,302	374,738
Nitto Denko Corp.	12,018	852,349
Oji Holdings Corp.	68,884	255,167
Shin-Etsu Chemical Co. Ltd.	152,655	5,366,504
Sumitomo Chemical Co. Ltd.	120,056	305,687
Sumitomo Metal Mining Co. Ltd.	20,905	605,182
Toray Industries, Inc.	117,142	606,095
Tosoh Corp.	20,900	277,285

(Cost $13,747,765)		14,243,095

See Notes to Financial Statements.	75

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Real Estate — 3.1%
Daito Trust Construction Co. Ltd.	5,251	$577,305
Daiwa House Industry Co. Ltd.	49,417	1,399,582
Daiwa House REIT Investment Corp. REIT	191	339,848
GLP J REIT	377	355,233
Hulic Co. Ltd.	30,810	305,066
Japan Metropolitan Fund Invest REIT	589	391,316
Japan Real Estate Investment Corp. REIT	110	426,615
KDX Realty Investment Corp. REIT	344	393,282
Mitsubishi Estate Co. Ltd.	93,324	1,256,720
Mitsui Fudosan Co. Ltd.	74,782	1,751,269
Nippon Building Fund, Inc. REIT	129	540,328
Nippon Prologis REIT, Inc. REIT (a)	187	353,668
Nomura Real Estate Holdings, Inc.	8,628	209,735
Nomura Real Estate Master Fund, Inc. REIT	365	418,029
Sumitomo Realty & Development Co. Ltd.	24,250	682,716

(Cost $10,190,736)		9,400,712

Utilities — 1.1%
Chubu Electric Power Co., Inc.	53,963	664,983
Kansai Electric Power Co., Inc.	59,107	785,781
Osaka Gas Co. Ltd.	31,789	617,512
Tokyo Electric Power Co. Holdings, Inc.*	127,984	544,619
Tokyo Gas Co. Ltd.	30,865	713,438

(Cost $3,231,678)		3,326,333

TOTAL COMMON STOCKS (Cost $273,839,913)		290,920,593

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 1.1%
iShares Currency Hedged MSCI Japan ETF (a)	15,000	$534,900
iShares MSCI Japan ETF	45,000	2,817,450

(Cost $3,116,150)		3,352,350

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c) (Cost $330,475)	330,475	330,475

CASH EQUIVALENTS — 2.3%
DWS ESG Liquidity Fund “Capital Shares”, 5.46% (b)	125,612	125,612
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)	6,618,532	6,618,532

TOTAL CASH EQUIVALENTS (Cost $6,744,142)		6,744,144

TOTAL INVESTMENTS — 100.5% (Cost $284,030,680)		$301,347,562
Other assets and liabilities, net — (0.5%)		(1,467,688)

NET ASSETS — 100.0%		$299,879,874

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
3,785,348	—	(3,454,873	)(d)	—	—	11,690	—	330,475	330,475

CASH EQUIVALENTS — 2.3%
DWS ESG Liquidity Fund “Capital Shares”, 5.46% (b)
122,244	3,331	—		—	37	3,366	—	125,612	125,612
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
4,433,180	26,702,004	(24,516,652)		—	—	111,178	—	6,618,532	6,618,532

8,340,772	26,705,335	(27,971,525)		—	37	126,234	—	7,074,619	7,074,619

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $315,077, which is 0.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.	76

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2023 (Unaudited)

At November 30, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
Nikkei 225 Futures	JPY	4	$856,219	$903,818	12/07/2023	$47,599
TOPIX Index Futures	JPY	25	3,900,468	4,006,475	12/07/2023	106,007

Total unrealized appreciation						$153,606

As of November 30, 2023, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co	12/04/2023	JPY	42,068,972,900	USD	279,187,654	$—	$(4,757,173)
JP Morgan & Chase Co	12/04/2023	JPY	862,208,200	USD	5,855,788	36,308	—
JP Morgan & Chase Co	12/4/2023	USD	10,254,683	JPY	1,545,188,000	174,574	—
Morgan Stanley Capital	12/4/2023	USD	279,942,992	JPY	41,385,993,100	—	(607,941)
Morgan Stanley Capital	1/5/2024	JPY	41,385,993,100	USD	281,423,960	568,719	—
Morgan Stanley Capital	1/5/2024	JPY	2,312,882,000	USD	15,727,553	31,783	—

Total unrealized appreciation (depreciation)						$811,384	$(5,365,114)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$290,920,593	$—	$—	$290,920,593
Exchange-Traded Funds	3,352,350	—	—	3,352,350
Short-Term Investments (a)	7,074,619	—	—	7,074,619
Derivatives (b)
Forward Foreign Currency Contracts	—	811,384	—	811,384
Futures Contracts	153,606	—	—	153,606

TOTAL	$301,501,168	$811,384	$—	$302,312,552

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(5,365,114)	$—	$(5,365,114)

TOTAL	$—	$(5,365,114)	$—	$(5,365,114)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	77

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2023 (Unaudited)

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF	Xtrackers MSCI Eurozone Hedged Equity ETF
Assets
Investment in non-affiliated securities at value	$131,575,213	$93,248,095	$452,754,726	$38,085,309
Investment in affiliated securities at value	135,242	—	1,086,029	166,385
Investment in DWS ESG Liquidity Fund	—	—	683,054	—
Investment in DWS Government Money Market Series	4,158,796	601,398	6,199,341	11,098
Investment in DWS Government & Agency Securities Portfolio*	15,310	32,480	378,750	39,385
Cash	19	526	—	—
Foreign currency at value	199,364	180,589	666,608	85,441
Receivable for return of collateral pledged for forward foreign currency contracts	10,000	1,000,000	—	—
Unrealized appreciation on forward foreign currency contracts	376,826	137,556	1,934,148	121,190
Deposit with broker for futures contracts	119,245	93,052	554,493	6,810
Receivables:
Investment securities sold	2,487,379	3,404,276	14,540,834	1,463,495
Variation margin on futures contracts	52,535	—	194,403	126
Dividends	300,439	124,519	530,465	4,062
Interest	20,803	4,049	55,834	198
Securities lending income	101	226	3,042	149
Foreign tax reclaim	149,843	—	1,729,289	22,755

Total assets	$139,601,115	$98,826,766	$481,311,016	$40,006,403

Liabilities
Payable upon return of securities loaned	$15,310	$32,480	$378,750	$39,385
Unrealized depreciation on forward foreign currency contracts	3,653,115	1,668,561	16,515,685	1,115,770
Payables:
Investment securities purchased	383,212	832,274	1,096,820	390,943
Investment advisory fees	43,218	49,729	166,282	13,744
Variation margin on futures contracts	—	27,856	—	—
Deferred foreign tax	176,571	518,330	—	—
IRS closing agreement fee	—	—	200,000	—

Total liabilities	4,271,426	3,129,230	18,357,537	1,559,842

Net Assets, at value	$135,329,689	$95,697,536	$462,953,479	$38,446,561

Net Assets Consist of
Paid-in capital	$135,613,524	$106,849,929	$580,844,366	$38,186,490
Distributable earnings (loss)	(283,835)	(11,152,393)	(117,890,887)	260,071

Net Assets, at value	$135,329,689	$95,697,536	$462,953,479	$38,446,561

Number of Common Shares outstanding	4,600,001	4,250,001	12,700,001	950,001

Net Asset Value	$29.42	$22.52	$36.45	$40.47

Investment in non-affiliated securities at cost	$115,922,565	$79,690,680	$466,595,165	$37,108,292

Investment in affiliated securities at cost	$126,611	$—	$2,161,489	$203,982

Value of securities loaned	$14,291	$30,456	$354,285	$36,895

Investment in DWS ESG Liquidity Fund at cost	$—	$—	$683,054	$—

Investment in DWS Government Money Market Series at cost	$4,158,796	$601,398	$6,199,341	$11,098

Investment in DWS Government & Agency Securities Portfolio at cost*	$15,310	$32,480	$378,750	$39,385

Foreign currency at cost	$197,666	$182,004	$655,638	$83,949

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	78

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2023 (Unaudited)

	Xtrackers MSCI Germany Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF
Assets
Investment in non-affiliated securities at value	$9,058,535	$294,272,943
Investment in affiliated securities at value	164,980	—
Investment in DWS ESG Liquidity Fund	—	125,612
Investment in DWS Government Money Market Series	53,317	6,618,532
Investment in DWS Government & Agency Securities Portfolio*	—	330,475
Foreign currency at value	7,876	561,965
Unrealized appreciation on forward foreign currency contracts	30,790	811,384
Deposit with broker for futures contracts	6,589	241,299
Receivables:
Investment securities sold	313,886	2,617,488
Capital shares	—	6,219,885
Variation margin on futures contracts	291	286,183
Dividends	—	1,787,649
Interest	202	27,246
Securities lending income	—	1,549
Foreign tax reclaim	27,775	154,420

Total assets	$9,664,241	$314,056,630

Liabilities
Payable upon return of securities loaned	$—	$330,475
Unrealized depreciation on forward foreign currency contracts	267,845	5,365,114
Payables:
Investment securities purchased	56,487	8,374,789
Investment advisory fees	3,296	106,378

Total liabilities	327,628	14,176,756

Net Assets, at value	$9,336,613	$299,879,874

Net Assets Consist of
Paid-in capital	$17,396,785	$387,325,439
Distributable earnings (loss)	(8,060,172)	(87,445,565)

Net Assets, at value	$9,336,613	$299,879,874

Number of Common Shares outstanding	300,001	4,800,001

Net Asset Value	$31.12	$62.47

Investment in non-affiliated securities at cost	$9,052,313	$276,956,063

Investment in affiliated securities at cost	$396,608	$—

Value of securities loaned	$—	$315,077

Investment in DWS ESG Liquidity Fund at cost	$—	$125,610

Investment in DWS Government Money Market Series at cost	$53,317	$6,618,532

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$330,475

Foreign currency at cost	$7,487	$564,079

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	79

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2023 (Unaudited)

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF	Xtrackers MSCI Eurozone Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$1,688,079	$1,509,901	$4,227,815	$229,342
Income distributions from affiliated funds	80,473	24,846	163,073	1,873
Affiliated securities lending income	2,553	1,490	17,570	1,922
Unaffiliated non-cash dividend income	—	128,004	—	29,625

Total investment income	1,771,105	1,664,241	4,408,458	262,762

Expenses
Investment advisory fees	266,057	299,384	1,023,517	82,932
Other expenses	650	5,304	7,717	58

Total expenses	266,707	304,688	1,031,234	82,990

Less fees waived (see note 3):
Waiver	(1,527)	(495)	(2,678)	(39)

Net expenses	265,180	304,193	1,028,556	82,951

Net investment income (loss)	1,505,925	1,360,048	3,379,902	179,811

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(1,572,118)	(1,308,987)	(10,501,858)	(542,047)
Investments in affiliates	(8,679)	—	(122,982)	(15,725)
In-kind redemptions	—	62	801,650	1,197,308
In-kind redemptions in affiliates	—	—	(24)	485
Futures contracts	124,475	21,073	(42,287)	2,371
Foreign currency transactions	(29,566)	(8,633)	(75,473)	287
Forward foreign currency contracts	6,798,775	1,862,291	22,760,178	1,678,145

Net realized gain (loss)	5,312,887	565,806	12,819,204	2,320,824

Net change in unrealized appreciation (depreciation) on:
Investments***	5,818,036	3,659,555	26,830,960	914,490
Investments in affiliates	32,960	—	324,356	44,867
Futures contracts	136,091	47,518	399,376	5,921
Foreign currency translations	32,139	8,721	157,130	3,424
Forward foreign currency contracts	(5,773,432)	(1,975,699)	(27,878,458)	(1,927,168)

Net change in unrealized appreciation (depreciation)	245,794	1,740,095	(166,636)	(958,466)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	5,558,681	2,305,901	12,652,568	1,362,358

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,064,606	$3,665,949	$16,032,470	$1,542,169

* Unaffiliated foreign tax withheld	$177,726	$195,886	$345,384	$43,986
** Including foreign taxes	$2,705	$11,653	$—	$—
*** Including change in deferred foreign taxes	$73,034	$182,069	$—	$—

See Notes to Financial Statements.	80

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2023 (Unaudited)

	Xtrackers MSCI Germany Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$20,860	$2,818,137
Income distributions from affiliated funds	1,779	114,544
Affiliated securities lending income	—	11,690

Total investment income	22,639	2,944,371

Expenses
Investment advisory fees	20,372	661,060
Other expenses	310	8,314

Total expenses	20,682	669,374

Less fees waived (see note 3):
Waiver	(35)	(2,258)

Net expenses	20,647	667,116

Net investment income (loss)	1,992	2,277,255

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(123,262)	(4,166,471)
Investments in affiliates	(16,885)	—
In-kind redemptions	—	11,820,102
Futures contracts	3,958	1,058,953
Foreign currency transactions	(1,186)	(160,416)
Forward foreign currency contracts	476,686	37,156,995

Net realized gain (loss)	339,311	45,709,163

Net change in unrealized appreciation (depreciation) on:
Investments	522,986	6,053,150
Investments in affiliates	48,176	37
Futures contracts	(593)	(365,222)
Foreign currency translations	2,021	113,125
Forward foreign currency contracts	(547,718)	(11,465,149)

Net change in unrealized appreciation (depreciation)	24,872	(5,664,059)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	364,183	40,045,104

Net Increase (Decrease) in Net Assets Resulting from Operations	$366,175	$42,322,359

* Unaffiliated foreign tax withheld	$1,866	$313,307

See Notes to Financial Statements.	81

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI All World ex US Hedged Equity ETF		Xtrackers MSCI Emerging Markets Hedged Equity ETF
	For the Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,505,925	$3,735,993	$1,360,048	$2,113,847
Net realized gain (loss)	5,312,887	(2,975,862)	565,806	(475,922)
Net change in net unrealized appreciation (depreciation)	245,794	4,148,408	1,740,095	(6,483,269)

Net increase (decrease) in net assets resulting from operations	7,064,606	4,908,539	3,665,949	(4,845,344)

Distributions to Shareholders	(4,633,950)	(16,652,096)	(1,233,321)	(2,355,448)

Fund Shares Transactions
Proceeds from shares sold	—	—	4,475,426	5,375,253
Value of shares redeemed	—	(11,041,632)	—	(6,843,163)

Net increase (decrease) in net assets resulting from fund share transactions	—	(11,041,632)	4,475,426	(1,467,910)

Total net increase (decrease) in Net Assets	2,430,656	(22,785,189)	6,908,054	(8,668,702)

Net Assets
Beginning of period	132,899,033	155,684,222	88,789,482	97,458,184

End of period	$135,329,689	$132,899,033	$95,697,536	$88,789,482

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,600,001	4,950,001	4,050,001	4,100,800
Shares sold	—	—	200,000	250,000
Shares redeemed	—	(350,000)	—	(300,799)

Shares outstanding, end of period	4,600,001	4,600,001	4,250,001	4,050,001

See Notes to Financial Statements.	82

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Europe Hedged Equity ETF		Xtrackers MSCI Eurozone Hedged Equity ETF
	For the Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$3,379,902	$15,199,340	$179,811	$574,043
Net realized gain (loss)	12,819,204	3,849,863	2,320,824	(730,905)
Net change in net unrealized appreciation (depreciation)	(166,636)	16,042,211	(958,466)	1,256,623

Net increase (decrease) in net assets resulting from operations	16,032,470	35,091,414	1,542,169	1,099,761

Distributions to Shareholders	(17,261,146)	(9,814,152)	(693,739)	(206,409)

Fund Shares Transactions
Proceeds from shares sold	10,802,841	102,071,418	13,945,201	15,755,852
Value of shares redeemed	(5,304,334)	(195,260,931)	(3,911,872)	(1,771,612)

Net increase (decrease) in net assets resulting from fund share transactions	5,498,507	(93,189,513)	10,033,329	13,984,240

Total net increase (decrease) in Net Assets	4,269,831	(67,912,251)	10,881,759	14,877,592

Net Assets
Beginning of period	458,683,648	526,595,899	27,564,802	12,687,210

End of period	$462,953,479	$458,683,648	$38,446,561	$27,564,802

Changes in Shares Outstanding
Shares outstanding, beginning of period	12,550,001	15,350,001	700,001	350,001
Shares sold	300,000	2,800,000	350,000	400,000
Shares redeemed	(150,000)	(5,600,000)	(100,000)	(50,000)

Shares outstanding, end of period	12,700,001	12,550,001	950,001	700,001

See Notes to Financial Statements.	83

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Germany Hedged Equity ETF		Xtrackers MSCI Japan Hedged Equity ETF
	For the Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,992	$241,929	$2,277,255	$4,467,020
Net realized gain (loss)	339,311	(966,185)	45,709,163	5,284,765
Net change in net unrealized appreciation (depreciation)	24,872	1,393,538	(5,664,059)	29,562,507

Net increase (decrease) in net assets resulting from operations	366,175	669,282	42,322,359	39,314,292

Distributions to Shareholders	(273,912)	(239,488)	(16,165,331)	(1,555,170)

Fund Shares Transactions
Proceeds from shares sold	—	—	30,228,232	89,775,794
Value of shares redeemed	—	(1,301,794)	(47,515,290)	(27,037,043)

Net increase (decrease) in net assets resulting from fund share transactions	—	(1,301,794)	(17,287,058)	62,738,751

Total net increase (decrease) in Net Assets	92,263	(872,000)	8,869,970	100,497,873

Net Assets
Beginning of period	9,244,350	10,116,350	291,009,904	190,512,031

End of period	$9,336,613	$9,244,350	$299,879,874	$291,009,904

Changes in Shares Outstanding
Shares outstanding, beginning of period	300,001	350,800	5,100,001	3,900,800
Shares sold	—	—	500,000	1,750,000
Shares redeemed	—	(50,799)	(800,000)	(550,799)

Shares outstanding, end of period	300,001	300,001	4,800,001	5,100,001

See Notes to Financial Statements.	84

DBX ETF Trust

Financial Highlights

Xtrackers MSCI All World ex US Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2023 (Unaudited)		Years Ended May 31,
			2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$28.89		$31.45	$33.37	$25.63	$26.61	$27.71

Income (loss) from investment operations:
Net investment income (loss)(a)	0.33		0.81	0.88	0.64	0.62	0.73
Net realized and unrealized gain (loss)	1.21		0.25	(2.11)	7.73	(0.76)	(1.12)

Total from investment operations	1.54		1.06	(1.23)	8.37	(0.14)	(0.39)

Less distributions from:
Net investment income	(1.01)		(0.62)	(0.69)	(0.63)	(0.84)	(0.71)
Net realized gains	—		(3.00)	—	—	—	—

Total distributions	(1.01)		(3.62)	(0.69)	(0.63)	(0.84)	(0.71)

Net Asset Value, end of period	$29.42		$28.89	$31.45	$33.37	$25.63	$26.61

Total Return (%)(b)	5.43	**	4.02	(3.79)	33.10	(0.78)	(1.30)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	135		133	156	125	99	98
Ratio of expenses before fee waiver (%)	0.40	*	0.41	0.40	0.40	0.41	0.41
Ratio of expenses after fee waiver (%)	0.40	*	0.41	0.40	0.40	0.41	0.41
Ratio of net investment income (loss) (%)	2.26	*	2.77	2.69	2.15	2.29	2.74
Portfolio turnover rate (%)(c)	5	**	14	6	14	10	13

Xtrackers MSCI Emerging Markets Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2023 (Unaudited)		Years Ended May 31,
			2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$21.92		$23.77	$29.36	$21.03	$21.81	$23.91

Income (loss) from investment operations:
Net investment income (loss)(a)	0.33		0.52	0.53	0.39	0.58	0.52
Net realized and unrealized gain (loss)	0.57		(1.80)	(5.65)	8.42	(0.74)	(2.02)

Total from investment operations	0.90		(1.28)	(5.12)	8.81	(0.16)	(1.50)

Less distributions from:
Net investment income	(0.30)		(0.57)	(0.47)	(0.48)	(0.62)	(0.60)

Total distributions	(0.30)		(0.57)	(0.47)	(0.48)	(0.62)	(0.60)

Net Asset Value, end of period	$22.52		$21.92	$23.77	$29.36	$21.03	$21.81

Total Return (%)(b)	4.12	**	(5.40)	(17.67)	42.20	(1.01)	(6.18)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	96		89	97	117	89	112
Ratio of expenses before fee waiver (%)	0.66	*	0.66	0.65	0.65	0.66	0.66
Ratio of expenses after fee waiver (%)	0.66	*	0.66	0.65	0.65	0.66	0.66
Ratio of net investment income (loss) (%)	2.81	*	2.33	2.00	1.48	2.62	2.29
Portfolio turnover rate (%)(c)	6	**	16	14	13	20	13

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	85

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Europe Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2023 (Unaudited)		Years Ended May 31,
			2023	2022		2021	2020	2019
Net Asset Value, beginning of period	$36.55		$34.31	$34.02		$26.91	$28.31	$28.71

Income (loss) from investment operations:
Net investment income (loss)(a)	0.27		1.04 (b)	0.97		0.77	0.52	0.75
Net realized and unrealized gain (loss)	1.01		1.85	(0.00	)(c)	7.07	(1.06)	(0.26)

Total from investment operations	1.28		2.89	0.97		7.84	(0.54)	0.49

Less distributions from:
Net investment income	(1.38)		(0.65)	(0.68)		(0.73)	(0.86)	(0.89)

Total distributions	(1.38)		(0.65)	(0.68)		(0.73)	(0.86)	(0.89)

Net Asset Value, end of period	$36.45		$36.55	$34.31		$34.02	$26.91	$28.31

Total Return (%)(d)	3.54	**	8.77	2.85		29.68	(2.16)	1.88

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	463		459	527		563	487	849
Ratio of expenses before fee waiver (%)	0.45	*	0.48	0.45		0.45	0.46	0.47
Ratio of expenses after fee waiver (%)	0.45	*	0.48	0.45		0.45	0.46	0.47
Ratio of net investment income (loss) (%)	1.49	*	3.06 (b)	2.77		2.58	1.79	2.67
Portfolio turnover rate (%)(e)	6	**	13	5		9	13	7

Xtrackers MSCI Eurozone Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2023 (Unaudited)		Years Ended May 31,
			2023	2022		2021	2020	2019
Net Asset Value, beginning of period	$39.38		$36.25	$37.92		$28.10	$29.80	$30.90

Income (loss) from investment operations:
Net investment income (loss)(a)	0.19		1.35	0.88		0.76	0.40	0.71
Net realized and unrealized gain (loss)	1.67		2.37	(1.90)		9.71	(1.15)	(1.13)

Total from investment operations	1.86		3.72	(1.02)		10.47	(0.75)	(0.42)

Less distributions from:
Net investment income	(0.77)		(0.59)	(0.65)		(0.65)	(0.95)	(0.68)

Total distributions	(0.77)		(0.59)	(0.65)		(0.65)	(0.95)	(0.68)

Net Asset Value, end of period	$40.47		$39.38	$36.25		$37.92	$28.10	$29.80

Total Return (%)(d)	4.80	**	10.57	(2.77)		37.79	(2.80)	(1.34)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	38		28	13		15	21	31
Ratio of expenses before fee waiver (%)	0.45	*	0.45	0.45		0.45	0.47	0.47
Ratio of expenses after fee waiver (%)	0.45	*	0.45	0.45		0.45	0.46	0.47
Ratio of net investment income (loss) (%)	0.90	*	3.65	2.32		2.37	1.31	2.42
Portfolio turnover rate (%)(e)	8	**	14	7		10	11	5

(a)	Based on average shares outstanding during the period.
(b)

Net investment income per share and the ratio of net investment income include non-recurring foreign dividend reclaims and related interest amounting to $0.13 per share. Excluding these non-recurring amounts which are included in Unaffiliated dividend income and Other income, respectively in the Statement of Operations, the net investment income ratio would have been 2.70%.

(c)	Less than 0.005.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	86

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Financial Highlights (Continued)

Xtrackers MSCI Germany Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2023 (Unaudited)		Years Ended May 31,
			2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$30.81		$28.84	$32.44	$25.49	$25.77	$27.93

Income (loss) from investment operations:
Net investment income (loss)(a)	0.01		0.79	0.66	0.95	0.24	0.53
Net realized and unrealized gain (loss)	1.21		1.86	(3.67)	6.84	0.08	(2.02)

Total from investment operations	1.22		2.65	(3.01)	7.79	0.32	(1.49)

Less distributions from:
Net investment income	(0.91)		(0.68)	(0.59)	(0.84)	(0.60)	(0.67)

Total distributions	(0.91)		(0.68)	(0.59)	(0.84)	(0.60)	(0.67)

Net Asset Value, end of period	$31.12		$30.81	$28.84	$32.44	$25.49	$25.77

Total Return (%)(b)	4.06	**	9.67	(9.49)	31.15	1.15	(5.48)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	9		9	10	15	15	23
Ratio of expenses before fee waiver (%)	0.46	*	0.45	0.45	0.45	0.45	0.46
Ratio of expenses after fee waiver (%)	0.46	*	0.45	0.45	0.45	0.45	0.46
Ratio of net investment income (loss) (%)	0.04	*	2.83	2.10	3.29	0.90	2.03
Portfolio turnover rate (%)(c)	6	**	20	7	15	14	11

Xtrackers MSCI Japan Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2023 (Unaudited)		Years Ended May 31,
			2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$57.06		$48.84	$49.08	$39.80	$37.95	$42.95

Income (loss) from investment operations:
Net investment income (loss)(a)	0.46		1.00	0.79	0.62	0.67	0.64
Net realized and unrealized gain (loss)	8.03		7.61	0.13	9.82	2.27	(4.24)

Total from investment operations	8.49		8.61	0.92	10.44	2.94	(3.60)

Less distributions from:
Net investment income	(3.08)		(0.39)	(1.16)	(1.16)	(1.09)	(1.40)

Total distributions	(3.08)		(0.39)	(1.16)	(1.16)	(1.09)	(1.40)

Net Asset Value, end of period	$62.47		$57.06	$48.84	$49.08	$39.80	$37.95

Total Return (%)(b)	15.32	**	17.78	1.87	26.96	7.88	(8.59)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	300		291	191	199	221	414
Ratio of expenses before fee waiver (%)	0.46	*	0.47	0.45	0.45	0.46	0.47
Ratio of expenses after fee waiver (%)	0.45	*	0.46	0.45	0.45	0.46	0.47
Ratio of net investment income (loss) (%)	1.55	*	1.98	1.61	1.41	1.69	1.55
Portfolio turnover rate (%)(c)	8	**	18	6	12	12	15

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	87

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2023, the Trust consists of forty-four investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers MSCI All World ex US Hedged Equity ETF
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Xtrackers MSCI Europe Hedged Equity ETF
Xtrackers MSCI Eurozone Hedged Equity ETF
Xtrackers MSCI Germany Hedged Equity ETF
Xtrackers MSCI Japan Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers MSCI All World ex US Hedged Equity ETF	MSCI ACWI ex USA US Dollar Hedged Index
Xtrackers MSCI Emerging Markets Hedged Equity ETF	MSCI EM US Dollar Hedged Index
Xtrackers MSCI Europe Hedged Equity ETF	MSCI Europe US Dollar Hedged Index
Xtrackers MSCI Eurozone Hedged Equity ETF	MSCI EMU IMI US Dollar Hedged Index
Xtrackers MSCI Germany Hedged Equity ETF	MSCI Germany US Dollar Hedged Index
Xtrackers MSCI Japan Hedged Equity ETF	MSCI Japan US Dollar Hedged Index

The MSCI ACWI ex USA US Dollar Hedged Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EM US Dollar Hedged Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI Europe US Dollar Hedged Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EMU IMI US Dollar Hedged Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Germany US Dollar Hedged Index is designed to track the performance of the German equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Japan US Dollar Hedged Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

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Notes to Financial Statements (Unaudited) (Continued)

The MSCI Hedged Underlying Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of the following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF are diversified series of the Trust. Xtrackers MSCI Germany Hedged Equity ETF is non-diversified and is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. In addition, each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales

89

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Notes to Financial Statements (Unaudited) (Continued)

are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

90

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Notes to Financial Statements (Unaudited) (Continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2023, the Funds did not incur any interest or penalties.

At May 31, 2023, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers MSCI Emerging Markets Hedged Equity ETF	$9,138,698	$10,476,559	$19,615,257
Xtrackers MSCI Europe Hedged Equity ETF	—	85,689,611	85,689,611
Xtrackers MSCI Eurozone Hedged Equity ETF	—	1,015,082	1,015,082
Xtrackers MSCI Germany Hedged Equity ETF	1,081,009	6,215,533	7,296,542
Xtrackers MSCI Japan Hedged Equity ETF	53,845,220	78,664,081	132,509,301

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2023, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Post-October Losses on Capital
Xtrackers MSCI All World ex US Hedged Equity ETF	$15,481,939

As of May 31, 2023, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers MSCI All World ex US Hedged Equity ETF	$126,492,475	$8,150,502	$22,225,803	$(14,075,301)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	83,728,687	5,134,697	21,668,325	(16,533,628)
Xtrackers MSCI Europe Hedged Equity ETF	514,413,196	(48,003,657)	31,282,387	(79,286,044)
Xtrackers MSCI Eurozone Hedged Equity ETF	29,240,710	(260,847)	2,415,620	(2,676,467)
Xtrackers MSCI Germany Hedged Equity ETF	10,165,352	(1,126,400)	1,300,537	(2,426,937)
Xtrackers MSCI Japan Hedged Equity ETF	292,938,648	2,344,244	26,498,113	(24,153,869)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

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Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    Prior to August 1, 2023, the Bank of New York Mellon served as securities lending agent for Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF. Effective August 1, 2023, National Financial Services LLC (Fidelity Agency Lending), serves as securities lending agent for Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF and may lend securities to certain financial institutions under the terms of its securities lending agreements. Prior to September 27, 2023, the Bank of New York Mellon served as securities lending agent for Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF and Xtrackers MSCI Germany Hedged Equity ETF. Effective September 27, 2023, Deutsche Bank AG, serves as securities lending agent for Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF and Xtrackers MSCI Germany Hedged Equity ETF and may lend securities to certain financial institutions under the terms of its securities lending agreements. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2023, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.10% annualized effective rate as of November 30, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2023, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2023

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers MSCI All World ex US Hedged Equity ETF
Common Stocks	$15,310	$—	$—	$—	$15,310

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$15,310

Xtrackers MSCI Emerging Markets Hedged Equity ETF
Common Stocks	$32,480	$—	$—	$—	$32,480

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$32,480

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Remaining Contractual Maturity of the Agreements, as of November 30, 2023

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total

Xtrackers MSCI Europe Hedged Equity ETF
Common Stocks	$378,750	$—	$—	$—	$378,750

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$378,750

Xtrackers MSCI Eurozone Hedged Equity ETF
Common Stocks	$25,360	$—	$—	$—	$25,360
Exchange-Traded Funds	$14,025	$—	$—	$—	$14,025

Total Borrowings	$39,385	$—	$—	$—	$39,385

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$39,385

Xtrackers MSCI Japan Hedged Equity ETF
Common Stocks	$319,600	$—	$—	$—	$319,600
Exchange-Traded Funds	$10,875	$—	$—	$—	$10,875

Total Borrowings	$330,475	$—	$—	$—	$330,475

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$330,475

As of November 30, 2023, Xtrackers MSCI Germany Hedged Equity ETF had no securities on loan.

Derivatives

Forward Foreign Currency Contracts    Each Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2023, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF and Xtrackers MSCI Eurozone Hedged Equity ETF, invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Xtrackers MSCI Germany Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF each invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the euro and the Japanese yen, respectively.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2023 is included in a table following the Funds’ Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the period ended November 30, 2023.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2023, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF utilized futures in order to simulate investments in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

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At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2023 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2023 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All World ex US Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$124,388	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	376,826	Unrealized depreciation on forward foreign currency contracts	3,653,115

	Total	$501,214	Total	$3,653,115

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$37,213	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	137,556	Unrealized depreciation on forward foreign currency contracts	1,668,561

	Total	$174,769	Total	$1,668,561

Xtrackers MSCI Europe Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$224,064	Unrealized depreciation on futures contracts*	$28,098

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,934,148	Unrealized depreciation on forward foreign currency contracts	16,515,685

	Total	$2,158,212	Total	$16,543,783

Xtrackers MSCI Eurozone Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$2,644	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	121,190	Unrealized depreciation on forward foreign currency contracts	1,115,770

	Total	$123,834	Total	$1,115,770

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	Asset Derivatives		Liability Derivatives
Xtrackers MSCI Germany Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$2,051	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	30,790	Unrealized depreciation on forward foreign currency contracts	267,845

	Total	$32,841	Total	$267,845

Xtrackers MSCI Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$153,606	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	811,384	Unrealized depreciation on forward foreign currency contracts	5,365,114

	Total	$964,990		$5,365,114

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2023 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI All World ex US Hedged Equity ETF	$124,475	$6,798,775	$6,923,250
Xtrackers MSCI Emerging Markets Hedged Equity ETF	21,073	1,862,291	1,883,364
Xtrackers MSCI Europe Hedged Equity ETF	(42,287)	22,760,178	22,717,891
Xtrackers MSCI Eurozone Hedged Equity ETF	2,371	1,678,145	1,680,516
Xtrackers MSCI Germany Hedged Equity ETF	3,958	476,686	480,644
Xtrackers MSCI Japan Hedged Equity ETF	1,058,953	37,156,995	38,215,948

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI All World ex US Hedged Equity ETF	$136,091	$(5,773,432)	$(5,637,341)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	47,518	(1,975,699)	(1,928,181)
Xtrackers MSCI Europe Hedged Equity ETF	399,376	(27,878,458)	(27,479,082)
Xtrackers MSCI Eurozone Hedged Equity ETF	5,921	(1,927,168)	(1,921,247)
Xtrackers MSCI Germany Hedged Equity ETF	(593)	(547,718)	(548,311)
Xtrackers MSCI Japan Hedged Equity ETF	(365,222)	(11,465,149)	(11,830,371)

For the period ended November 30, 2023 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
Xtrackers MSCI All World ex US Hedged Equity ETF	$3,719,604	$(131,346,971)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	1,408,239	(89,589,368)
Xtrackers MSCI Europe Hedged Equity ETF	9,001,992	(449,332,255)
Xtrackers MSCI Eurozone Hedged Equity ETF	133,309	(36,210,655)
Xtrackers MSCI Germany Hedged Equity ETF	109,550	(9,009,314)
Xtrackers MSCI Japan Hedged Equity ETF	5,179,103	(286,870,879)

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Notes to Financial Statements (Unaudited) (Continued)

As of November 30, 2023, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Interest expense on the Statements of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received (a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged (a)	Net Amount of Derivatives Liabilities
Xtrackers MSCI All World ex US Hedged Equity ETF
Bank of America	$62,006	$(61,332)	$—	$674	$61,332	$(61,332)	$—	$—
Goldman Sachs & Co.	35,564	(35,564)	—	—	540,837	(35,564)	—	505,273
JP Morgan & Chase Co.	41,047	(41,047)	—	—	840,893	(41,047)	(10,000)	789,846
Morgan Stanley Capital	150,357	(150,357)	—	—	444,941	(150,357)	—	294,584
RBC Capital Markets	87,852	(87,852)	—	—	1,765,112	(87,852)	—	1,677,260

	$376,826	$(376,152)	$—	$674	$3,653,115	$(376,152)	$(10,000)	$3,266,963

Xtrackers MSCI Emerging Markets Hedged Equity ETF
Goldman Sachs & Co.	$52,222	$(52,222)	$—	$—	$287,017	$(52,222)	$(10,000)	$224,795
JP Morgan & Chase Co.	56,397	(56,397)		—	798,118	(56,397)	(480,000)	261,721
Morgan Stanley Capital	1,009	(901)		108	901	(901)	—	—
RBC Capital Markets	27,928	(27,928)	—	—	582,525	(27,928)	(510,000)	44,597

	$137,556	$(137,448)	$—	$108	$1,668,561	$(137,448)	$(1,000,000)	$531,113

Xtrackers MSCI Europe Hedged Equity ETF
Bank of America	$496,288	$(494,279)	$—	$2,009	$494,279	$(494,279)	$—	$—
Goldman Sachs & Co.	68,583	(68,583)	—	—	2,140,714	(68,583)	—	2,072,131
Morgan Stanley Capital	903,909	(903,909)	—	—	3,269,858	(903,909)	—	2,365,949
RBC Capital Markets	465,368	(465,368)	—	—	10,610,834	(465,368)	—	10,145,466

	$1,934,148	$(1,932,139)	$—	$2,009	$16,515,685	$(1,932,139)	$—	$14,583,546

Xtrackers MSCI Eurozone Hedged Equity ETF
Morgan Stanley Capital	$80,666	$(77,939)	$—	$2,727	$77,939	$(77,939)	$—	$—
RBC Capital Markets	40,524	(40,524)	—	—	1,037,831	(40,524)	—	997,307

	$121,190	$(118,463)	$—	$2,727	$1,115,770	$(118,463)	$—	$997,307

Xtrackers MSCI Germany Hedged Equity ETF
Morgan Stanley Capital	$19,506	$(18,597)	$—	$909	$18,597	$(18,597)	$—	$—
RBC Capital Markets	11,284	(11,284)	—	—	249,248	(11,284)	—	237,964

	$30,790	$(29,881)	$—	$909	$267,845	$(29,881)	$—	$237,964

Xtrackers MSCI Japan Hedged Equity ETF
JP Morgan & Chase Co.	$210,882	$(210,882)	$—	$—	$4,757,173	$(210,882)	$—	$4,546,291
Morgan Stanley Capital	600,502	(600,502)	—	—	607,941	(600,502)	—	7,439

	$811,384	$(811,384)	$—	$—	$5,365,114	$(811,384)	$—	$4,553,730

(a)	The actual collateral received may be more than the amount shown.

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Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers MSCI All World ex US Hedged Equity ETF	0.40%
Xtrackers MSCI Emerging Markets Hedged Equity ETF	0.65%
Xtrackers MSCI Europe Hedged Equity ETF	0.45%
Xtrackers MSCI Eurozone Hedged Equity ETF	0.45%
Xtrackers MSCI Germany Hedged Equity ETF	0.45%
Xtrackers MSCI Japan Hedged Equity ETF	0.45%

The Advisor for the funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the period ended November 30, 2023, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers MSCI All World ex US Hedged Equity ETF	$1,527
Xtrackers MSCI Emerging Markets Hedged Equity ETF	495
Xtrackers MSCI Europe Hedged Equity ETF	2,678
Xtrackers MSCI Eurozone Hedged Equity ETF	39
Xtrackers MSCI Germany Hedged Equity ETF	35
Xtrackers MSCI Japan Hedged Equity ETF	2,258

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees.

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Securities Lending Agent Fees.    Effective September 27, 2023, Deutsche Bank AG serves as securities lending agent for the funds listed below. For the period ended November 30, 2023, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Security Lending Agent Fees
Xtrackers MSCI All World ex US Hedged Equity ETF	$18
Xtrackers MSCI Emerging Markets Hedged Equity ETF	58
Xtrackers MSCI Germany Hedged Equity ETF	—

4. Investment Portfolio Transactions

For the period ended November 30, 2023, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers MSCI All World ex US Hedged Equity ETF	$6,432,089	$8,062,177
Xtrackers MSCI Emerging Markets Hedged Equity ETF	8,082,355	5,694,167
Xtrackers MSCI Europe Hedged Equity ETF	25,144,032	42,377,510
Xtrackers MSCI Eurozone Hedged Equity ETF	2,766,161	3,583,089
Xtrackers MSCI Germany Hedged Equity ETF	552,078	773,891
Xtrackers MSCI Japan Hedged Equity ETF	34,873,634	22,771,371

For the period ended November 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers MSCI All World ex US Hedged Equity ETF	$—	$—
Xtrackers MSCI Emerging Markets Hedged Equity ETF	643,732	—
Xtrackers MSCI Europe Hedged Equity ETF	10,399,627	4,955,245
Xtrackers MSCI Eurozone Hedged Equity ETF	13,971,905	3,927,321
Xtrackers MSCI Germany Hedged Equity ETF	—	—
Xtrackers MSCI Japan Hedged Equity ETF	29,178,886	46,395,085

5. Fund Share Transactions

As of November 30, 2023, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Funds and other investors

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than would be the case if the Funds’ investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade or regulatory limitations; restrictions on foreign ownership which require U.S. investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers; custody risks associated with investing through Stock Connect, a Qualified Foreign Investor (“QFI”) or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; different and less stringent financial reporting standards; and increased political pressure from the U.S. and other countries to restrict the ability of investors outside China to invest in Chinese issuers.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at November 30, 2023.

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Other Information (Unaudited)

Regulatory Update — Tailored Shareholder Report

Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF”) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging” shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Funds’ current shareholder reports, including the Funds’ investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index” that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Funds’ current shareholder reports.

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Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security, and the Fund excludes it, the Fund’s tracking error may increase, and the performance of the Fund and Underlying Index may diverge. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments in the Fund. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. DBGR is non-diversified and can take larger positions in fewer issues, increasing the Fund’s potential risk. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.

On January 31, 2020, the United Kingdom officially withdrew from the EU pursuant to a withdrawal agreement, providing for a transition period in which the United Kingdom negotiated and finalized a trade deal with the EU, the EU-UK Trade and Cooperation Agreement provisionally applied effective January 1, 2021. As a result, as of January 1, 2021 the United Kingdom is no longer part of the EU customs union and single market, nor is it subject to EU policies and international agreements. The long-term impact of the United Kingdom’s withdrawal from the EU is still unknown and could have adverse economic and political effects on the United Kingdom, the EU and its member countries, and the global economy, including financial markets and asset valuations.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2024 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY, 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-049077-8 (1/24) DBX005766 (1/25)

November 30, 2023

Semi-Annual Report

DBX ETF Trust

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers MSCI All China Equity ETF (CN)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

DBX ETF Trust

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

The Xtrackers Harvest CSI 300 China A-Shares ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2023 (22.0% of Net Assets)

Description	% of Net Assets
Kweichow Moutai Co. Ltd.	6.5%
Contemporary Amperex Technology Co. Ltd.	2.6%
Ping An Insurance Group Co. of China Ltd.	2.6%
China Merchants Bank Co. Ltd.	2.1%
Wuliangye Yibin Co. Ltd.	1.7%
Midea Group Co. Ltd.	1.5%
China Yangtze Power Co. Ltd.	1.3%
Jiangsu Hengrui Pharmaceuticals Co. Ltd.	1.3%
CITIC Securities Co. Ltd.	1.2%
Industrial Bank Co. Ltd.	1.2%

Sector Diversification* as of November 30, 2023

Financials	22.2%
Information Technology	15.5%
Industrials	15.3%
Consumer Staples	14.2%
Materials	8.9%
Health Care	7.9%
Consumer Discretionary	7.2%
Utilities	3.4%
Energy	2.9%
Real Estate	1.3%
Communication Services	1.2%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 6.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

The Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2023 (5.5% of Net Assets)

Description	% of Net Assets
Zhongji Innolight Co. Ltd.	1.0%
Sichuan Kelun Pharmaceutical Co. Ltd.	0.5%
Zhongjin Gold Corp. Ltd.	0.5%
Wintime Energy Group Co. Ltd.	0.5%
Cambricon Technologies Corp. Ltd.	0.5%
SooChow Securities Co. Ltd.	0.5%
Anhui Jianghuai Automobile Group Corp. Ltd.	0.5%
Sieyuan Electric Co. Ltd.	0.5%
Humanwell Healthcare Group Co. Ltd.	0.5%
Huagong Tech Co. Ltd.	0.5%

Sector Diversification* as of November 30, 2023

Materials	20.3%
Information Technology	20.2%
Industrials	15.1%
Health Care	11.2%
Financials	9.5%
Consumer Discretionary	8.2%
Consumer Staples	5.3%
Communication Services	3.3%
Utilities	3.2%
Real Estate	1.9%
Energy	1.8%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 11.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI All China Equity ETF (CN)

The Xtrackers MSCI All China Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China All Shares Index (the “Underlying Index”). The Underlying Index is designed to capture large- and mid-capitalization representation across all China securities listed in Hong Kong, Shanghai and Shenzhen. The Underlying Index includes A-Shares, H-Shares, B-Shares, Red chips and P chips share classes, as well as securities of Chinese companies listed outside of China (e.g. American depository receipts). The Fund expects to obtain exposure to the A-Share components of the Underlying Index indirectly by investing in the Xtrackers MSCI China A Inclusion Equity ETF, an affiliated fund advised by DBX Advisors LLC (the “Advisor”). The Fund may also invest in Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF or other affiliated funds advised by the Advisor and sub-advised by Harvest Global Investments Limited. It is not possible to invest directly into an index.

Ten Largest Equity and ETF Holdings as of November 30, 2023 (72.8% of Net Assets)

Description	% of Net Assets
Xtrackers MSCI China A Inclusion Equity ETF	45.7%
Tencent Holdings Ltd.	8.7%
Alibaba Group Holding Ltd.	4.7%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	3.8%
PDD Holdings, Inc.	2.8%
Meituan	1.9%
China Construction Bank Corp.	1.7%
NetEase, Inc.	1.4%
Baidu, Inc.	1.1%
JD.com, Inc.	1.0%

Sector Diversification* as of November 30, 2023

Consumer Discretionary	20.4%
Financials	16.3%
Communication Services	13.6%
Information Technology	10.0%
Industrials	8.9%
Consumer Staples	8.8%
Health Care	7.4%
Materials	6.4%
Utilities	3.0%
Energy	3.0%
Real Estate	2.2%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral and cash equivalents. Sector percentages include the sector allocations of the Fund’s investment in Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 19.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

The Xtrackers MSCI China A Inclusion Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China A Inclusion Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of China A-Shares that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program. China A-Shares are equity securities issued by companies incorporated in mainland China and are denominated in renminbi. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2023 (17.3% of Net Assets)

Description	% of Net Assets
Kweichow Moutai Co. Ltd.	6.0%
Contemporary Amperex Technology Co. Ltd.	2.0%
China Merchants Bank Co. Ltd.	1.6%
Wuliangye Yibin Co. Ltd.	1.5%
China Yangtze Power Co. Ltd.	1.5%
Ping An Insurance Group Co. of China Ltd.	1.2%
BYD Co. Ltd.	1.0%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	0.9%
Agricultural Bank of China Ltd.	0.8%
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.	0.8%

Sector Diversification* as of November 30, 2023

Financials	18.5%
Information Technology	15.1%
Consumer Staples	14.9%
Industrials	14.7%
Materials	10.6%
Health Care	9.1%
Consumer Discretionary	6.4%
Utilities	4.0%
Energy	3.3%
Communication Services	1.8%
Real Estate	1.6%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 23.

4

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other fund expenses. In the most recent six-month period Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers MSCI All China Equity ETF limited these expenses; had they not done so, expenses would have been higher. In addition to the ongoing expenses which each Fund bears directly, the Xtrackers MSCI All China Equity ETF shareholders indirectly bear the expenses of Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Underlying Funds”) in which the Xtrackers MSCI All China Equity ETF invests. The Underlying Funds’ expenses are not included in Xtrackers MSCI All China Equity ETF’s annualized expense ratios used to calculate the expense estimate in the tables. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2023 to, November 30, 2023).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period. The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Harvest CSI 300 China A-Shares ETF
Actual	$1,000.00	$931.90	0.65%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Actual	$1,000.00	$920.90	0.65%	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
Xtrackers MSCI All China Equity ETF(2)
Actual	$1,000.00	$967.60	0.20%	$0.98
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	0.20%	$1.01
Xtrackers MSCI China A Inclusion Equity ETF
Actual	$1,000.00	$929.60	0.60%	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

(2) The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

5

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.8%
Communication Services — 1.2%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,403,304	$4,349,640
China United Network Communications Ltd., Class A	16,922,881	10,396,010
Focus Media Information Technology Co. Ltd., Class A	8,707,353	7,968,779
Mango Excellent Media Co. Ltd., Class A	654,389	2,363,480

(Cost $23,350,648)		25,077,909

Consumer Discretionary — 7.2%
BYD Co. Ltd., Class A	765,095	21,321,784
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	133,524	2,693,967
China Tourism Group Duty Free Corp. Ltd., Class A	802,648	10,013,234
Chongqing Changan Automobile Co. Ltd., Class A	4,389,786	12,519,166
Ecovacs Robotics Co. Ltd., Class A	195,392	1,168,336
Fuyao Glass Industry Group Co. Ltd., Class A	1,393,744	7,344,990
Great Wall Motor Co. Ltd., Class A	1,052,177	3,960,673
Gree Electric Appliances, Inc. of Zhuhai, Class A	3,755,019	17,313,921
Guangzhou Automobile Group Co. Ltd., Class A	1,973,082	2,738,954
Haier Smart Home Co. Ltd., Class A	3,288,908	10,180,397
Huali Industrial Group Co. Ltd., Class A	95,057	635,828
Huayu Automotive Systems Co. Ltd., Class A	1,399,254	3,407,012
Huizhou Desay Sv Automotive Co. Ltd., Class A	247,434	4,495,337
Midea Group Co. Ltd., Class A	4,133,291	29,885,623
Ningbo Tuopu Group Co. Ltd., Class A	416,030	4,290,037
Oppein Home Group, Inc., Class A	153,828	1,700,554
SAIC Motor Corp. Ltd., Class A	3,943,983	8,212,320
Shanghai Jinjiang International Hotels Co. Ltd., Class A	365,500	1,733,863

(Cost $130,169,386)		143,615,996

Consumer Staples — 14.2%
Anhui Gujing Distillery Co. Ltd., Class A	136,999	4,956,860
Chongqing Brewery Co. Ltd., Class A	194,127	1,935,524
Eastroc Beverage Group Co. Ltd., Class A	36,500	1,007,023
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,352,273	7,211,593
Guangdong Haid Group Co. Ltd., Class A	635,141	3,928,441
Henan Shuanghui Investment & Development Co. Ltd., Class A	862,827	3,151,317
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,286,277	20,157,854
Jiangsu King’s Luck Brewery JSC Ltd., Class A	589,482	4,440,407

	Number of Shares	Value
Consumer Staples (Continued)
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	478,180	$7,804,221
Kweichow Moutai Co. Ltd., Class A	519,505	130,237,010
Luzhou Laojiao Co. Ltd., Class A	624,629	18,137,111
Muyuan Foods Co. Ltd., Class A	2,246,052	12,282,937
New Hope Liuhe Co. Ltd., Class A*	1,536,327	2,149,867
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	411,932	13,768,823
Tsingtao Brewery Co. Ltd., Class A	297,382	3,102,762
Wens Foodstuffs Group Co. Ltd., Class A	4,315,854	11,631,907
Wuliangye Yibin Co. Ltd., Class A	1,623,278	33,880,049
Yihai Kerry Arawana Holdings Co. Ltd., Class A	481,093	2,350,211
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	91,174	911,721

(Cost $199,883,446)		283,045,638

Energy — 2.9%
China Coal Energy Co. Ltd., Class A	1,427,898	1,864,261
China Merchants Energy Shipping Co. Ltd., Class A	2,577,900	2,168,045
China Oilfield Services Ltd., Class A	452,485	944,715
China Petroleum & Chemical Corp., Class A	16,410,098	12,561,063
China Shenhua Energy Co. Ltd., Class A	2,761,571	12,169,052
PetroChina Co. Ltd., Class A	9,842,941	9,889,565
Shaanxi Coal Industry Co. Ltd., Class A	3,312,216	9,028,914
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,849,500	2,518,228
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,063,600	3,255,030
Yankuang Energy Group Co. Ltd., Class A	1,119,571	3,219,521

(Cost $45,819,658)		57,618,394

Financials — 22.1%
Agricultural Bank of China Ltd., Class A	27,451,500	14,059,668
Bank of Beijing Co. Ltd., Class A	12,600,143	7,987,328
Bank of Chengdu Co. Ltd., Class A	1,794,756	2,840,508
Bank of China Ltd., Class A	18,174,900	10,147,821
Bank of Communications Co. Ltd., Class A	23,612,050	19,296,317
Bank of Hangzhou Co. Ltd., Class A	2,313,333	3,217,750
Bank of Jiangsu Co. Ltd., Class A	12,064,865	11,176,565
Bank of Nanjing Co. Ltd., Class A	3,859,953	3,899,842
Bank of Ningbo Co. Ltd., Class A	3,283,110	10,529,989
Bank of Shanghai Co. Ltd., Class A	7,729,188	6,370,552
China CITIC Bank Corp. Ltd., Class A	3,196,429	2,410,914
China Construction Bank Corp., Class A	6,228,228	5,577,920
China Everbright Bank Co. Ltd., Class A	15,771,773	6,378,319
China Galaxy Securities Co. Ltd., Class A	1,353,617	2,369,632

See Notes to Financial Statements.	6

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Financials (Continued)
China International Capital Corp. Ltd., Class A	748,010	$4,249,730
China Life Insurance Co. Ltd., Class A	1,431,795	6,018,782
China Merchants Bank Co. Ltd., Class A	10,361,010	41,741,844
China Merchants Securities Co. Ltd., Class A	3,025,235	5,956,362
China Minsheng Banking Corp. Ltd., Class A	20,789,308	11,200,274
China Pacific Insurance Group Co. Ltd., Class A	2,913,180	9,820,463
CITIC Securities Co. Ltd., Class A	8,242,768	24,741,626
CNPC Capital Co. Ltd., Class A	2,432,500	1,957,260
CSC Financial Co. Ltd., Class A	1,215,450	4,384,781
East Money Information Co. Ltd., Class A	10,636,672	21,790,878
Everbright Securities Co. Ltd., Class A	1,760,827	4,004,035
Founder Securities Co. Ltd., Class A	3,540,596	4,300,550
GF Securities Co. Ltd., Class A	2,493,202	5,027,468
Guosen Securities Co. Ltd., Class A	2,334,251	3,103,123
Guotai Junan Securities Co. Ltd., Class A	3,730,532	7,882,711
Haitong Securities Co. Ltd., Class A	8,064,674	10,969,352
Hithink RoyalFlush Information Network Co. Ltd., Class A	192,290	3,780,063
Hongta Securities Co. Ltd., Class A	813,910	890,658
Huatai Securities Co. Ltd., Class A	4,578,531	9,181,216
Huaxia Bank Co. Ltd., Class A	5,506,361	4,469,105
Industrial & Commercial Bank of China Ltd., Class A	29,158,984	19,626,612
Industrial Bank Co. Ltd., Class A	11,967,570	24,450,441
Industrial Securities Co. Ltd., Class A	5,848,536	4,975,980
New China Life Insurance Co. Ltd., Class A	769,960	3,367,023
Orient Securities Co. Ltd., Class A	4,634,905	5,649,199
People’s Insurance Co. Group of China Ltd., Class A	3,232,498	2,284,324
Ping An Bank Co. Ltd., Class A	7,947,621	10,765,653
Ping An Insurance Group Co. of China Ltd., Class A	9,011,942	51,452,493
Postal Savings Bank of China Co. Ltd., Class A	9,822,000	6,033,820
SDIC Capital Co. Ltd., Class A	2,490,149	2,404,375
Shanghai Pudong Development Bank Co. Ltd., Class A	9,560,749	9,164,533
Shenwan Hongyuan Group Co. Ltd., Class A	8,170,734	5,156,624
Zheshang Securities Co. Ltd., Class A	1,652,550	2,428,129
Zhongtai Securities Co. Ltd., Class A	2,133,775	2,146,869

(Cost $441,320,239)		441,639,481

Health Care — 7.9%
Aier Eye Hospital Group Co. Ltd., Class A	3,893,562	9,295,099
Asymchem Laboratories Tianjin Co. Ltd., Class A	208,513	4,201,685
Beijing Tongrentang Co. Ltd., Class A	618,096	4,597,134

	Number of Shares	Value
Health Care (Continued)
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	311,691	$2,129,364
Bloomage Biotechnology Corp. Ltd., Class A	157,520	1,569,656
Changchun High & New Technology Industry Group, Inc., Class A	262,221	5,903,702
Chongqing Zhifei Biological Products Co. Ltd., Class A	960,763	8,768,493
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	678,157	2,861,181
Hangzhou Tigermed Consulting Co. Ltd., Class A	440,382	3,827,533
Huadong Medicine Co. Ltd., Class A	747,280	4,265,451
Hualan Biological Engineering, Inc., Class A	933,480	3,157,254
Imeik Technology Development Co. Ltd., Class A	98,605	4,202,146
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	3,761,339	25,275,078
Pharmaron Beijing Co. Ltd., Class A	743,213	3,473,662
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,013,235	3,955,872
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,003,650	2,522,415
Shanghai RAAS Blood Products Co. Ltd., Class A	4,343,620	4,832,221
Shenzhen Kangtai Biological Products Co. Ltd., Class A	509,617	2,290,590
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	409,491	16,667,527
Topchoice Medical Corp., Class A*	186,392	2,137,229
Walvax Biotechnology Co. Ltd., Class A	1,270,216	4,397,493
WuXi AppTec Co. Ltd., Class A	1,709,106	19,754,994
Yunnan Baiyao Group Co. Ltd., Class A	632,364	4,453,710
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	261,322	9,242,984
Zhejiang NHU Co. Ltd., Class A	1,437,781	3,424,366

(Cost $153,102,553)		157,206,839

Industrials — 15.3%
AECC Aviation Power Co. Ltd., Class A	1,432,436	7,208,133
Air China Ltd., Class A*	3,062,637	3,458,573
Beijing New Building Materials PLC, Class A	824,777	2,696,108
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	21,787,483	15,396,652
China CSSC Holdings Ltd., Class A	1,959,526	7,579,087
China Eastern Airlines Corp. Ltd., Class A*	6,024,924	3,541,023
China Energy Engineering Corp. Ltd., Class A	12,849,977	3,830,097
China National Chemical Engineering Co. Ltd., Class A	3,497,802	3,240,269
China Railway Group Ltd., Class A	9,174,366	7,240,741
China Southern Airlines Co. Ltd., Class A*	4,609,466	3,966,921

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
China State Construction Engineering Corp. Ltd., Class A	18,915,820	$13,155,563
Contemporary Amperex Technology Co. Ltd., Class A	2,206,367	51,561,091
COSCO SHIPPING Holdings Co. Ltd., Class A	5,249,496	7,353,254
CRRC Corp. Ltd., Class A	11,301,699	8,223,846
Daqin Railway Co. Ltd., Class A	5,519,228	5,607,159
Dongfang Electric Corp. Ltd., Class A	1,062,706	2,166,709
Eve Energy Co. Ltd., Class A	1,053,573	6,220,167
FAW Jiefang Group Co. Ltd., Class A*	1,221,787	1,690,907
Ginlong Technologies Co. Ltd., Class A	172,119	1,605,303
Goldwind Science & Technology Co. Ltd., Class A	2,675,824	3,257,652
Gongniu Group Co. Ltd., Class A	170,011	2,326,005
Gotion High-tech Co. Ltd., Class A*	1,015,656	3,148,098
Jiangsu Hengli Hydraulic Co. Ltd., Class A	483,920	3,812,499
Metallurgical Corp. of China Ltd., Class A	7,879,758	3,418,239
Ming Yang Smart Energy Group Ltd., Class A	1,355,560	2,555,137
NARI Technology Co. Ltd., Class A	3,623,562	11,160,499
Ningbo Deye Technology Co. Ltd., Class A	151,740	1,338,792
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	272,849	1,489,833
Power Construction Corp. of China Ltd., Class A	6,006,328	4,194,087
Sany Heavy Industry Co. Ltd., Class A	5,174,837	9,884,556
SF Holding Co. Ltd., Class A	2,071,791	12,251,896
Shanghai International Airport Co. Ltd., Class A*	1,063,976	5,342,102
Shanghai International Port Group Co. Ltd., Class A	2,690,747	1,893,951
Shanghai M&G Stationery, Inc., Class A	343,978	1,912,393
Shenzhen Inovance Technology Co. Ltd., Class A	1,616,136	14,928,478
Sichuan Road & Bridge Group Co. Ltd., Class A	2,566,200	2,772,271
Spring Airlines Co. Ltd., Class A*	343,871	2,553,716
Sungrow Power Supply Co. Ltd., Class A	893,938	10,407,792
Sunwoda Electronic Co. Ltd., Class A	1,249,858	2,660,221
Suzhou Maxwell Technologies Co. Ltd., Class A	118,512	1,791,076
TBEA Co. Ltd., Class A	4,434,924	8,645,003
Weichai Power Co. Ltd., Class A	4,855,934	10,124,811
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	960,060	3,514,503
XCMG Construction Machinery Co. Ltd., Class A	4,440,187	3,436,009
YTO Express Group Co. Ltd., Class A	1,418,444	2,610,152
Yunda Holding Co. Ltd., Class A	1,140,335	1,370,735
Zhejiang Chint Electrics Co. Ltd., Class A	969,992	2,976,697

	Number of Shares	Value
Industrials (Continued)
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,914,101	$7,746,241
Zhuzhou CRRC Times Electric Co. Ltd., Class A	239,791	1,291,542
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,899,153	4,421,897

(Cost $353,039,949)		304,978,486

Information Technology — 15.4%
360 Security Technology, Inc., Class A*	3,288,068	3,993,819
Advanced Micro-Fabrication Equipment, Inc. China, Class A	382,749	9,099,872
Avary Holding Shenzhen Co. Ltd., Class A	752,051	2,267,893
Beijing Kingsoft Office Software, Inc., Class A	159,236	6,723,825
BOE Technology Group Co. Ltd., Class A	34,562,125	18,717,130
Chaozhou Three-Circle Group Co. Ltd., Class A	1,407,358	5,774,261
China Resources Microelectronics Ltd., Class A	641,562	4,215,942
China Zhenhua Group Science & Technology Co. Ltd., Class A	351,000	3,173,964
Flat Glass Group Co. Ltd., Class A	595,558	2,109,327
Foxconn Industrial Internet Co. Ltd., Class A	3,469,731	7,331,632
GigaDevice Semiconductor, Inc., Class A	600,867	7,912,175
Glodon Co. Ltd., Class A	1,187,599	3,255,608
GoerTek, Inc., Class A	2,186,361	5,507,091
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	406,953	2,578,568
Hangzhou First Applied Material Co. Ltd., Class A	697,129	2,266,158
Hangzhou Silan Microelectronics Co. Ltd., Class A	932,127	3,151,374
Hoyuan Green Energy Co. Ltd., Class A	291,117	1,348,415
Hundsun Technologies, Inc., Class A	1,365,494	5,738,165
IEIT Systems Co. Ltd., Class A	934,475	4,606,893
Iflytek Co. Ltd., Class A	1,600,595	10,023,107
Ingenic Semiconductor Co. Ltd., Class A	250,722	2,387,879
JA Solar Technology Co. Ltd., Class A	1,448,089	4,032,517
JCET Group Co. Ltd., Class A	1,410,564	6,028,228
Jinko Solar Co. Ltd., Class A	1,883,214	2,340,133
Lens Technology Co. Ltd., Class A	2,283,087	4,172,473
LONGi Green Energy Technology Co. Ltd., Class A	5,118,003	15,204,719
Luxshare Precision Industry Co. Ltd., Class A	4,361,725	19,427,762
Maxscend Microelectronics Co. Ltd., Class A	334,838	6,489,517
Montage Technology Co. Ltd., Class A	738,337	6,093,787
National Silicon Industry Group Co. Ltd., Class A*	1,377,068	3,403,095

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
NAURA Technology Group Co. Ltd., Class A	233,821	$7,674,442
Ninestar Corp., Class A	965,831	3,735,657
Qi An Xin Technology Group, Inc., Class A*	294,676	1,855,603
Sangfor Technologies, Inc., Class A*	238,915	2,821,718
SG Micro Corp., Class A	299,350	3,756,249
Shanghai Aiko Solar Energy Co. Ltd., Class A	1,004,985	2,275,443
Shanghai Baosight Software Co. Ltd., Class A	732,715	4,306,379
Shengyi Technology Co. Ltd., Class A	1,665,781	3,993,035
Shennan Circuits Co. Ltd., Class A	267,052	2,731,377
Shenzhen Transsion Holdings Co. Ltd., Class A	296,164	4,586,592
StarPower Semiconductor Ltd., Class A	100,022	2,635,285
TCL Technology Group Corp., Class A*	13,689,847	8,007,607
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,789,444	6,510,908
Thunder Software Technology Co. Ltd., Class A	279,921	3,141,505
Tongwei Co. Ltd., Class A	2,361,089	8,094,804
Trina Solar Co. Ltd., Class A	951,111	3,588,219
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	609,354	6,177,830
Unisplendour Corp. Ltd., Class A*	2,146,566	6,070,695
Will Semiconductor Co. Ltd. Shanghai, Class A	771,048	11,678,769
Wingtech Technology Co. Ltd., Class A*	796,026	5,372,450
Wuhan Guide Infrared Co. Ltd., Class A	2,446,319	2,656,456
Xinjiang Daqo New Energy Co. Ltd., Class A	590,624	2,544,771
Yealink Network Technology Corp. Ltd., Class A	470,052	2,116,703
Yonyou Network Technology Co. Ltd., Class A	1,829,474	4,277,899
Zhejiang Dahua Technology Co. Ltd., Class A	1,660,259	4,490,923
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	630,272	3,807,482
ZTE Corp., Class A	2,808,025	10,071,113

(Cost $338,022,874)		308,355,243

Materials — 8.9%
Aluminum Corp. of China Ltd., Class A	7,320,367	5,675,060
Anhui Conch Cement Co. Ltd., Class A	2,022,316	6,508,857
Baoshan Iron & Steel Co. Ltd., Class A	8,035,309	6,993,923
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,731,316	5,216,128
Cathay Biotech, Inc., Class A	146,761	1,116,396
China Jushi Co. Ltd., Class A	2,255,609	3,494,131
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,145,171	5,955,681

	Number of Shares	Value
Materials (Continued)
Citic Pacific Special Steel Group Co. Ltd., Class A	804,752	$1,605,866
CMOC Group Ltd., Class A	6,453,685	4,705,148
CNGR Advanced Material Co. Ltd., Class A	211,100	1,452,501
Ganfeng Lithium Group Co. Ltd., Class A	953,467	5,203,531
Guangzhou Tinci Materials Technology Co. Ltd., Class A	993,397	3,364,078
Hengli Petrochemical Co. Ltd., Class A*	1,684,683	3,307,530
Hoshine Silicon Industry Co. Ltd., Class A	288,608	2,005,593
Huafon Chemical Co. Ltd., Class A	1,716,902	1,648,153
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	19,136,827	4,097,220
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,896,773	1,572,802
Jiangsu Eastern Shenghong Co. Ltd., Class A	2,120,300	3,002,657
Jiangxi Copper Co. Ltd., Class A	1,134,401	2,811,337
LB Group Co. Ltd., Class A	1,355,650	3,274,283
Ningbo Shanshan Co. Ltd., Class A	884,200	1,653,046
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,922,774	3,947,174
Qinghai Salt Lake Industry Co. Ltd., Class A*	4,482,785	9,942,717
Rongsheng Petrochemical Co. Ltd., Class A	2,534,037	3,811,968
Satellite Chemical Co. Ltd., Class A*	1,405,939	3,139,983
Shandong Gold Mining Co. Ltd., Class A	1,622,066	5,266,043
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,304,638	5,449,570
Shandong Nanshan Aluminum Co. Ltd., Class A	6,117,690	2,465,516
Shanghai Putailai New Energy Technology Co. Ltd., Class A	905,233	2,907,174
Shanxi Meijin Energy Co. Ltd., Class A*	2,073,067	2,097,391
Shenzhen Dynanonic Co. Ltd., Class A	181,146	1,637,530
Tianqi Lithium Corp., Class A	859,387	6,022,558
Wanhua Chemical Group Co. Ltd., Class A	1,593,314	17,981,819
Xinjiang Tianshan Cement Co. Ltd., Class A	1,266,951	1,230,402
YongXing Special Materials Technology Co. Ltd., Class A	275,500	1,695,527
Yunnan Energy New Material Co. Ltd., Class A	491,174	4,046,292
Zangge Mining Co. Ltd., Class A	672,901	2,252,372
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,158,336	5,203,164
Zijin Mining Group Co. Ltd., Class A	13,834,417	23,579,578

(Cost $198,839,160)		177,340,699

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Real Estate — 1.3%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,894,824	$4,221,024
China Vanke Co. Ltd., Class A	5,491,180	8,790,622
Gemdale Corp., Class A	2,281,636	1,634,723
Greenland Holdings Corp. Ltd., Class A*	2,677,746	925,538
Poly Developments and Holdings Group Co. Ltd., Class A	5,953,892	8,548,229
Seazen Holdings Co. Ltd., Class A*	545,343	978,330
Shenzhen Overseas Chinese Town Co. Ltd., Class A*	3,118,657	1,505,617

(Cost $36,615,437)		26,604,083

Utilities — 3.4%
CGN Power Co. Ltd., Class A	7,325,979	3,106,248
China Longyuan Power Group Corp. Ltd., Class A	84,800	230,686
China National Nuclear Power Co. Ltd., Class A	8,160,701	8,028,061
China Three Gorges Renewables Group Co. Ltd., Class A	11,845,300	7,624,858
China Yangtze Power Co. Ltd., Class A	8,196,295	26,184,926
ENN Natural Gas Co. Ltd., Class A	759,200	1,703,012
GD Power Development Co. Ltd., Class A	7,939,053	4,388,274

	Number of Shares	Value
Utilities (Continued)
Huaneng Lancang River Hydropower, Inc., Class A	2,000,000	$2,334,124
Huaneng Power International, Inc., Class A*	3,798,442	4,098,149
SDIC Power Holdings Co. Ltd., Class A	2,830,066	4,910,730
Sichuan Chuantou Energy Co. Ltd., Class A	2,260,067	4,516,244

(Cost $58,361,883)		67,125,312

TOTAL COMMON STOCKS (Cost $1,978,525,233)		1,992,608,080

TOTAL INVESTMENTS — 99.8% (Cost $1,978,525,233)		$1,992,608,080
Other assets and liabilities, net — 0.2%		4,780,729

NET ASSETS — 100.0%		$1,997,388,809

*	Non-income producing security.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,992,608,080	$—	$—	$1,992,608,080

TOTAL	$1,992,608,080	$—	$—	$1,992,608,080

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 3.3%
Beijing Enlight Media Co. Ltd., Class A	29,900	$33,263
Beijing Jetsen Technology Co. Ltd., Class A*	53,000	38,788
Bluefocus Intelligent Communications Group Co. Ltd., Class A*	63,700	65,607
China South Publishing & Media Group Co. Ltd., Class A	18,700	28,261
Chinese Universe Publishing and Media Group Co. Ltd., Class A	16,289	30,066
G-bits Network Technology Xiamen Co. Ltd., Class A	1,073	38,485
Inmyshow Digital Technology Group Co. Ltd., Class A	23,500	20,553
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	74,000	33,344
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	19,700	27,733
Kunlun Tech Co. Ltd., Class A*	21,400	96,876
Leo Group Co. Ltd., Class A*	171,495	54,716
Oriental Pearl Group Co. Ltd., Class A	51,700	58,384
People.cn Co. Ltd., Class A	14,200	67,481
Perfect World Co. Ltd., Class A	35,200	62,114
Wanda Film Holding Co. Ltd., Class A*	33,100	57,944
Wasu Media Holding Co. Ltd., Class A	23,000	24,815

(Cost $680,027)		738,430

Consumer Discretionary — 8.2%
AIMA Technology Group Co. Ltd., Class A	6,900	27,731
Anhui Jianghuai Automobile Group Corp. Ltd., Class A*	45,300	111,822
Anhui Zhongding Sealing Parts Co. Ltd., Class A	21,300	39,523
Autel Intelligent Technology Corp. Ltd., Class A*	7,144	26,682
Beijing Roborock Technology Co. Ltd., Class A	1,942	81,255
Beiqi Foton Motor Co. Ltd., Class A*	128,600	54,887
Bethel Automotive Safety Systems Co. Ltd., Class A	8,000	87,342
BTG Hotels Group Co. Ltd., Class A*	17,145	41,482
China Grand Automotive Services Group Co. Ltd., Class A*	102,700	26,731
Chow Tai Seng Jewellery Co. Ltd., Class A	11,500	24,558
Easyhome New Retail Group Co. Ltd., Class A	47,600	23,779
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	8,417	19,340
Hang Zhou Great Star Industrial Co. Ltd., Class A	18,353	56,013
Hangzhou Robam Appliances Co. Ltd., Class A	12,100	39,333
Hisense Visual Technology Co. Ltd., Class A	20,400	66,799
HLA Group Corp. Ltd., Class A	46,100	48,899
Jason Furniture Hangzhou Co. Ltd., Class A	12,600	66,084

	Number of Shares	Value
Consumer Discretionary (Continued)
Keboda Technology Co. Ltd., Class A	2,400	$25,256
KingClean Electric Co. Ltd., Class A	2,800	8,989
Liaoning Cheng Da Co. Ltd., Class A	27,158	47,999
Ninebot Ltd.*	11,108	51,451
Ningbo Joyson Electronic Corp., Class A	25,220	69,383
Sailun Group Co. Ltd., Class A	63,900	95,410
Shandong Linglong Tyre Co. Ltd., Class A	19,491	54,304
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	48,100	43,414
Shenzhen Kedali Industry Co. Ltd., Class A	3,700	45,589
Shenzhen MTC Co. Ltd., Class A	58,800	47,394
Sichuan Changhong Electric Co. Ltd., Class A	95,400	76,762
Songcheng Performance Development Co. Ltd., Class A	47,400	69,712
Suofeiya Home Collection Co. Ltd., Class A	16,318	37,312
Tianneng Battery Group Co. Ltd., Class A	3,914	16,212
Wangfujing Group Co. Ltd., Class A	20,430	49,630
Wanxiang Qianchao Co. Ltd., Class A	40,100	30,919
Weifu High-Technology Group Co. Ltd., Class A	13,400	30,565
Wuchan Zhongda Group Co. Ltd., Class A	79,300	51,267
Xiamen Intretech, Inc., Class A	8,130	21,400
Zhejiang China Commodities City Group Co. Ltd., Class A	70,800	78,764
Zhejiang Semir Garment Co. Ltd., Class A	22,100	18,988
Zhejiang Supor Co. Ltd., Class A	4,300	31,446

(Cost $1,886,850)		1,844,426

Consumer Staples — 5.2%
Angel Yeast Co. Ltd., Class A	16,000	81,744
Anhui Kouzi Distillery Co. Ltd., Class A	9,100	60,130
Beijing Dabeinong Technology Group Co. Ltd., Class A	85,762	87,368
Beijing Yanjing Brewery Co. Ltd., Class A	36,000	50,125
Bright Dairy & Food Co. Ltd., Class A	19,100	24,883
By-health Co. Ltd., Class A	26,500	67,861
C&S Paper Co. Ltd., Class A	21,100	31,712
Chacha Food Co. Ltd., Class A	8,000	42,742
Chongqing Fuling Zhacai Group Co. Ltd., Class A	21,369	48,563
COFCO Sugar Holding Co. Ltd., Class A	29,100	35,631
DaShenLin Pharmaceutical Group Co. Ltd., Class A	14,212	51,708
Fujian Sunner Development Co. Ltd., Class A	19,500	49,527
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	13,500	42,562
Heilongjiang Agriculture Co. Ltd., Class A	19,600	34,614
Juewei Food Co. Ltd., Class A	9,700	42,975
Laobaixing Pharmacy Chain JSC, Class A	7,620	32,576
MeiHua Holdings Group Co. Ltd., Class A	52,700	70,427
Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A*	84,720	20,746
Shanghai Bailian Group Co. Ltd., Class A	21,000	29,709

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Consumer Staples (Continued)
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	13,300	$47,980
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	1,200	9,159
Shanghai Jahwa United Co. Ltd., Class A	8,964	29,039
Sichuan Teway Food Group Co. Ltd., Class A	8,759	18,324
Toly Bread Co. Ltd., Class A	20,972	24,417
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,200	11,741
Yifeng Pharmacy Chain Co. Ltd., Class A	12,480	66,573
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	27,954	66,109

(Cost $1,419,859)		1,178,945

Energy — 1.8%
China Petroleum Engineering Corp., Class A	44,700	19,891
China Suntien Green Energy Corp. Ltd., Class A	7,100	7,789
CNOOC Energy Technology & Services Ltd., Class A	56,200	22,807
COFCO Capital Holdings Co. Ltd., Class A	23,900	22,742
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	22,800	46,550
Jizhong Energy Resources Co. Ltd., Class A	27,600	26,997
Oriental Energy Co. Ltd., Class A*	28,700	43,656
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	34,900	57,335
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	45,705	56,858
Sinopec Oilfield Service Corp., Class A*	114,900	30,067
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	15,729	65,261

(Cost $326,568)		399,953

Financials — 9.5%
AVIC Industry-Finance Holdings Co. Ltd., Class A	135,700	62,095
Bank of Changsha Co. Ltd., Class A	51,900	49,313
Bank of Guiyang Co. Ltd., Class A	72,800	51,854
Bank of Lanzhou Co. Ltd., Class A	72,700	27,874
Bank of Suzhou Co. Ltd., Class A	95,010	86,286
Bank of Xi’an Co. Ltd., Class A	36,300	17,169
Bank of Zhengzhou Co. Ltd., Class A*	147,896	42,633
BOC International China Co. Ltd., Class A	44,500	67,066
Caida Securities Co. Ltd., Class A	33,800	36,657
Caitong Securities Co. Ltd., Class A	84,225	94,995
Capital Securities Co. Ltd., Class A	8,200	24,694
Changjiang Securities Co. Ltd., Class A	100,398	78,114
China Great Wall Securities Co. Ltd., Class A	42,400	49,187
Chinalin Securities Co. Ltd., Class A	8,000	15,393
Chongqing Rural Commercial Bank Co. Ltd., Class A	163,600	93,177
Dongxing Securities Co. Ltd., Class A	50,700	61,227
First Capital Securities Co. Ltd., Class A	90,200	77,121

	Number of Shares	Value
Financials (Continued)
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	38,955	$34,615
Guolian Securities Co. Ltd., Class A*	31,100	50,700
Guosheng Financial Holding, Inc., Class A*	30,587	40,020
Guoyuan Securities Co. Ltd., Class A	67,900	65,466
Huaan Securities Co. Ltd., Class A	73,415	50,032
Huaxi Securities Co. Ltd., Class A	40,500	44,999
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	71,055	67,414
Jiangsu Financial Leasing Co. Ltd., Class A	43,120	29,507
Minmetals Capital Co. Ltd., Class A	58,400	39,554
Nanjing Securities Co. Ltd., Class A	58,300	66,326
Polaris Bay Group Co. Ltd., Class A*	35,200	43,543
Qilu Bank Co. Ltd., Class A	58,000	31,166
Qingdao Rural Commercial Bank Corp., Class A*	100,700	37,343
Sealand Securities Co. Ltd., Class A	100,870	51,379
Shaanxi International Trust Co. Ltd., Class A	58,190	24,836
Shanxi Securities Co. Ltd., Class A	56,440	44,070
Sinolink Securities Co. Ltd., Class A	68,400	91,505
SooChow Securities Co. Ltd., Class A	104,420	112,075
Southwest Securities Co. Ltd., Class A	88,400	50,966
SPIC Industry-Finance Holdings Co. Ltd., Class A	41,500	23,578
Tianfeng Securities Co. Ltd., Class A*	183,600	81,958
Western Securities Co. Ltd., Class A	70,500	65,112
Xiamen Bank Co. Ltd., Class A	31,600	22,508
Yongan Futures Co. Ltd., Class A	7,900	18,031

(Cost $2,529,666)		2,121,558

Health Care — 11.2%
Andon Health Co. Ltd., Class A	10,000	51,776
Anhui Anke Biotechnology Group Co. Ltd., Class A	30,908	46,193
Apeloa Pharmaceutical Co. Ltd., Class A	15,100	35,245
Autobio Diagnostics Co. Ltd., Class A	6,100	43,832
Beijing Tiantan Biological Products Corp. Ltd., Class A	21,600	96,814
Betta Pharmaceuticals Co. Ltd., Class A	6,500	51,837
BGI Genomics Co. Ltd., Class A	6,400	45,952
CanSino Biologics, Inc., Class A*	1,675	19,839
Changchun BCHT Biotechnology Co. Ltd., Class A	3,247	27,385
China Animal Husbandry Industry Co. Ltd., Class A	13,657	22,035
China Meheco Co. Ltd., Class A	19,321	32,498
China National Medicines Corp. Ltd., Class A	10,033	42,892
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	10,849	28,512
Daan Gene Co. Ltd., Class A	24,818	35,979
Dian Diagnostics Group Co. Ltd., Class A	12,740	47,618
Dong-E-E-Jiao Co. Ltd., Class A	11,900	83,927
Double Medical Technology, Inc., Class A*	1,500	8,509

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,200	$66,497
Guangzhou Wondfo Biotech Co. Ltd., Class A	7,040	30,038
Haisco Pharmaceutical Group Co. Ltd., Class A*	5,900	20,030
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,700	43,341
Humanwell Healthcare Group Co. Ltd., Class A	29,400	109,517
Intco Medical Technology Co. Ltd., Class A	11,620	33,350
iRay Technology Co. Ltd., Class A	1,163	35,446
Jafron Biomedical Co. Ltd., Class A	12,400	41,558
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	15,585	74,477
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	23,600	54,259
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	29,856	52,850
Joinn Laboratories China Co. Ltd., Class A	9,676	36,031
Jointown Pharmaceutical Group Co. Ltd., Class A	50,409	52,976
Lepu Medical Technology Beijing Co. Ltd., Class A	34,000	81,692
Livzon Pharmaceutical Group, Inc., Class A	9,862	48,329
Micro-Tech Nanjing Co. Ltd., Class A	2,421	31,490
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	12,174	26,644
Nanjing Vazyme Biotech Co. Ltd., Class A	2,991	16,035
Ovctek China, Inc., Class A	13,637	46,525
Porton Pharma Solutions Ltd., Class A	8,300	33,578
Sansure Biotech, Inc., Class A	7,062	18,381
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	14,500	36,442
Shandong Pharmaceutical Glass Co. Ltd., Class A	13,738	50,675
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	9,300	16,489
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	8,100	79,638
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	14,600	68,524
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	30,200	121,203
Sinocelltech Group Ltd., Class A*	3,466	24,246
Tasly Pharmaceutical Group Co. Ltd., Class A	23,600	50,561
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	54,400	33,799
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	7,462	37,477
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	36,900	61,757
Winner Medical Co. Ltd., Class A	6,040	32,752
Winning Health Technology Group Co. Ltd., Class A	44,100	46,839

	Number of Shares	Value
Health Care (Continued)
Yifan Pharmaceutical Co. Ltd., Class A*	19,300	$44,860
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	22,820	49,976
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	11,617	44,640
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,200	34,504

(Cost $2,769,250)		2,508,269

Industrials — 15.0%
AECC Aero-Engine Control Co. Ltd., Class A	24,700	70,891
AVICOPTER PLC, Class A	10,400	54,458
Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A*	7,359	37,546
Beijing Easpring Material Technology Co. Ltd., Class A	10,600	60,742
Beijing Originwater Technology Co. Ltd., Class A	57,900	41,160
Bohai Leasing Co. Ltd., Class A*	59,700	18,546
Centre Testing International Group Co. Ltd., Class A	43,900	97,001
China Baoan Group Co. Ltd., Class A	56,080	91,738
China First Heavy Industries Co. Ltd., Class A*	82,800	33,601
China International Marine Containers Group Co. Ltd., Class A	52,980	58,421
China Merchants Port Group Co. Ltd., Class A	6,300	14,053
China Railway Hi-tech Industry Co. Ltd., Class A	37,400	39,670
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	40,100	30,190
China Southern Power Grid Technology Co. Ltd., Class A	2,252	8,310
China XD Electric Co. Ltd., Class A	57,300	36,964
CITIC Heavy Industries Co. Ltd., Class A	56,100	29,910
COSCO SHIPPING Development Co. Ltd., Class A	99,200	32,344
Dajin Heavy Industry Co. Ltd., Class A	8,500	29,879
Deppon Logistics Co. Ltd., Class A*	8,000	16,457
Dongguan Yiheda Automation Co. Ltd., Class A	5,020	19,816
Eastern Air Logistics Co. Ltd., Class A	11,700	21,939
Eternal Asia Supply Chain Management Ltd., Class A	47,600	31,173
Fangda Carbon New Material Co. Ltd., Class A*	76,300	61,714
Farasis Energy Gan Zhou Co. Ltd., Class A*	22,387	58,708
GoodWe Technologies Co. Ltd., Class A	2,549	38,459
Guangdong Kinlong Hardware Products Co. Ltd., Class A	3,400	21,395
Guangzhou Great Power Energy & Technology Co. Ltd., Class A	8,400	32,325
Guangzhou Port Co. Ltd., Class A	45,200	19,671

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Han’s Laser Technology Industry Group Co. Ltd., Class A	22,600	$69,196
Hefei Meiya Optoelectronic Technology, Inc., Class A	9,900	27,403
Hongfa Technology Co. Ltd., Class A	22,512	91,672
Infore Environment Technology Group Co. Ltd., Class A	40,400	27,589
Jiangsu Expressway Co. Ltd., Class A	13,900	19,821
Jihua Group Corp. Ltd., Class A	62,600	25,053
JL Mag Rare-Earth Co. Ltd., Class A	18,740	51,897
Juneyao Airlines Co. Ltd., Class A*	23,240	44,261
Kaishan Group Co. Ltd., Class A	11,351	24,604
Keda Industrial Group Co. Ltd., Class A	36,500	51,025
Kuang-Chi Technologies Co. Ltd., Class A	45,800	89,406
Liaoning Port Co. Ltd., Class A	214,920	45,112
Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	5,000	22,998
North Industries Group Red Arrow Co. Ltd., Class A	22,347	46,469
Qingdao Port International Co. Ltd., Class A	21,700	18,705
Qingdao TGOOD Electric Co. Ltd., Class A	19,181	51,454
Range Intelligent Computing Technology Group Co. Ltd., Class A	5,220	19,723
Riyue Heavy Industry Co. Ltd., Class A	14,300	25,974
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	11,100	46,179
Shandong Hi-speed Co. Ltd., Class A	20,200	19,137
Shanghai Construction Group Co. Ltd., Class A	166,000	58,073
Shanghai Tunnel Engineering Co. Ltd., Class A	59,900	44,677
Shanxi Coal International Energy Group Co. Ltd., Class A	25,500	65,230
Shenzhen Airport Co. Ltd., Class A*	29,500	28,112
Shenzhen Kstar Science And Technology Co. Ltd., Class A	6,200	22,037
Shuangliang Eco-Energy Systems Co. Ltd., Class A	30,100	36,182
Siasun Robot & Automation Co. Ltd., Class A*	33,200	55,285
Sichuan New Energy Power Co. Ltd., Class A*	19,000	31,001
Sieyuan Electric Co. Ltd., Class A	16,080	111,473
Sinochem International Corp., Class A	36,800	23,534
Sinoma International Engineering Co., Class A	28,650	37,566
Sinotrans Ltd., Class A	41,300	27,741
State Grid Yingda Co. Ltd., Class A	48,800	33,052
STO Express Co. Ltd., Class A*	20,000	25,104
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	43,600	23,917
TangShan Port Group Co. Ltd., Class A	83,674	42,621
Tian Di Science & Technology Co. Ltd., Class A	47,800	34,448
Titan Wind Energy Suzhou Co. Ltd., Class A*	23,700	41,423

	Number of Shares	Value
Industrials (Continued)
Wolong Electric Group Co. Ltd., Class A	25,439	$43,928
Xiamen C & D, Inc., Class A	38,200	50,622
Xiamen ITG Group Corp. Ltd., Class A	34,348	32,444
Xiangtan Electric Manufacturing Co. Ltd., Class A*	17,800	36,616
XTC New Energy Materials Xiamen Co. Ltd., Class A	4,424	24,676
Xuji Electric Co. Ltd., Class A	18,800	53,878
Yantai Eddie Precision Machinery Co. Ltd., Class A	9,740	22,448
Yutong Bus Co. Ltd., Class A	36,000	67,807
Zhefu Holding Group Co. Ltd., Class A	71,500	36,620
Zhejiang Construction Investment Group Co. Ltd., Class A	11,300	17,742
Zhejiang Dingli Machinery Co. Ltd., Class A	7,000	47,606
Zhejiang HangKe Technology, Inc. Co., Class A	6,452	21,525
Zhejiang Weiming Environment Protection Co. Ltd., Class A	13,388	33,141
Zhejiang Weixing New Building Materials Co. Ltd., Class A	21,180	44,339
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	25,000	41,631
Zhongshan Broad Ocean Motor Co. Ltd., Class A	47,600	33,904
Zhuhai CosMX Battery Co. Ltd., Class A	17,404	51,583
Zhuzhou Kibing Group Co. Ltd., Class A	41,100	45,148

(Cost $3,849,400)		3,371,893

Information Technology — 20.1%
3peak, Inc., Class A	1,796	40,669
Accelink Technologies Co. Ltd., Class A	10,622	40,638
ACM Research Shanghai, Inc., Class A	2,260	36,240
Addsino Co. Ltd., Class A	34,800	43,389
Aisino Corp., Class A	29,900	46,318
Amlogic Shanghai Co. Ltd., Class A	7,588	64,963
Anker Innovations Technology Co. Ltd., Class A	5,300	65,548
ASR Microelectronics Co. Ltd., Class A*	5,552	52,030
Beijing E-Hualu Information Technology Co. Ltd., Class A*	10,240	48,490
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	2,059	35,894
Beijing Shiji Information Technology Co. Ltd., Class A*	21,209	31,668
Beijing Sinnet Technology Co. Ltd., Class A*	37,500	53,158
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	3,700	28,891
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	26,000	39,185
Cambricon Technologies Corp. Ltd., Class A*	5,423	113,686
CETC Cyberspace Security Technology Co. Ltd., Class A	15,404	49,362
China Greatwall Technology Group Co. Ltd., Class A	50,300	78,552

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
China National Software & Service Co. Ltd., Class A	15,538	$74,797
China Railway Signal & Communication Corp. Ltd., Class A	71,792	43,701
China TransInfo Technology Co. Ltd., Class A*	29,000	48,982
DHC Software Co. Ltd., Class A	59,600	53,210
Everdisplay Optronics Shanghai Co. Ltd., Class A*	121,221	45,631
Fiberhome Telecommunication Technologies Co. Ltd., Class A	19,500	48,626
GCL System Integration Technology Co. Ltd., Class A*	113,400	43,004
GRG Banking Equipment Co. Ltd., Class A	35,100	59,923
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	25,300	51,690
Guangzhou Haige Communications Group, Inc. Co., Class A	51,000	90,351
Hangzhou Chang Chuan Technology Co. Ltd., Class A	11,100	62,597
Hangzhou Lion Electronics Co. Ltd., Class A	14,100	63,416
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	21,500	40,707
Hengtong Optic-electric Co. Ltd., Class A	51,200	89,201
Huagong Tech Co. Ltd., Class A	26,059	107,902
IRICO Display Devices Co. Ltd., Class A*	39,500	32,722
Jiangsu Pacific Quartz Co. Ltd., Class A	4,700	56,470
Leyard Optoelectronic Co. Ltd., Class A	56,900	48,172
Lingyi iTech Guangdong Co., Class A	76,100	71,243
Longshine Technology Group Co. Ltd., Class A	16,900	40,274
MLS Co. Ltd., Class A	24,173	30,883
Neusoft Corp., Class A*	22,900	30,699
Newland Digital Technology Co. Ltd., Class A	21,940	54,281
Piotech, Inc., Class A	1,361	50,944
Raytron Technology Co. Ltd., Class A	9,413	66,269
Risen Energy Co. Ltd., Class A	17,800	40,202
Rockchip Electronics Co. Ltd., Class A	4,400	40,526
Shanghai Anlogic Infotech Co. Ltd., Class A*	3,217	17,890
Shanghai Belling Co. Ltd., Class A	15,700	34,471
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	1,456	45,861
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	6,977	43,691
Shanghai Stonehill Technology Co. Ltd., Class A	148,348	66,221
Shenzhen Everwin Precision Technology Co. Ltd., Class A*	22,136	37,419
Shenzhen Goodix Technology Co. Ltd., Class A*	7,500	76,342
Shenzhen Kaifa Technology Co. Ltd., Class A	24,600	58,865
Shenzhen Kinwong Electronic Co. Ltd., Class A	9,320	29,475

	Number of Shares	Value
Information Technology (Continued)
Shenzhen SC New Energy Technology Corp., Class A	7,200	$70,840
Shenzhen Sunlord Electronics Co. Ltd., Class A	21,500	81,624
Shenzhen Sunway Communication Co. Ltd., Class A	26,300	86,598
SICC Co. Ltd., Class A*	2,271	23,167
Sinosoft Co. Ltd., Class A	9,520	41,538
State Grid Information & Communication Co. Ltd., Class A	12,700	27,298
SUPCON Technology Co. Ltd., Class A	12,395	75,972
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	35,400	92,287
Suzhou Novosense Microelectronics Co. Ltd., Class A	1,019	22,300
Taiji Computer Corp. Ltd., Class A	11,219	46,156
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	12,300	53,185
Tianma Microelectronics Co. Ltd., Class A*	33,300	50,652
Tianshui Huatian Technology Co. Ltd., Class A	69,400	86,821
TongFu Microelectronics Co. Ltd., Class A	27,600	87,672
Universal Scientific Industrial Shanghai Co. Ltd., Class A	17,600	36,721
Venustech Group, Inc., Class A	17,400	62,382
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	6,513	48,669
Wangsu Science & Technology Co. Ltd., Class A	63,400	61,394
Wuhan DR Laser Technology Corp. Ltd., Class A	3,640	29,614
Wuhu Token Science Co. Ltd., Class A	66,700	64,683
WUS Printed Circuit Kunshan Co. Ltd., Class A	34,600	100,079
Wuxi Autowell Technology Co. Ltd., Class A	4,054	51,653
Wuxi Taiji Industry Co. Ltd., Class A*	40,900	43,784
Xiamen Faratronic Co. Ltd., Class A	3,600	47,354
Yangling Metron New Material, Inc., Class A	5,200	25,272
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class A	3,500	14,248
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	7,100	37,218
Zhejiang Crystal-Optech Co. Ltd., Class A	38,062	69,507
Zhongji Innolight Co. Ltd., Class A	16,400	217,836

(Cost $4,833,454)		4,521,863

Materials — 20.3%
ADAMA Ltd., Class A	11,400	12,284
Angang Steel Co. Ltd., Class A	67,600	24,216
Asia — Potash International Investment Guangzhou Co. Ltd., Class A*	14,500	55,069
BBMG Corp., Class A	110,700	31,291
Beijing Shougang Co. Ltd., Class A*	37,600	19,258
Bluestar Adisseo Co., Class A	11,000	12,114

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Canmax Technologies Co. Ltd., Class A	14,940	$50,384
Chengxin Lithium Group Co. Ltd., Class A	16,300	49,610
Chifeng Jilong Gold Mining Co. Ltd., Class A*	43,300	84,284
China Hainan Rubber Industry Group Co. Ltd., Class A*	48,800	29,774
China Rare Earth Resources And Technology Co. Ltd., Class A	15,500	60,667
Chongqing Iron & Steel Co. Ltd., Class A*	188,200	38,450
COFCO Biotechnology Co. Ltd., Class A	25,985	24,726
CSG Holding Co. Ltd., Class A	35,661	27,846
Do-Fluoride New Materials Co. Ltd., Class A	27,840	58,398
Fangda Special Steel Technology Co. Ltd., Class A*	37,546	25,430
Fujian Kuncai Material Technology Co. Ltd., Class A*	3,800	29,528
Fushun Special Steel Co. Ltd., Class A*	40,900	57,062
GEM Co. Ltd., Class A	134,700	106,310
Guangdong HEC Technology Holding Co. Ltd., Class A*	39,305	36,576
Guangdong Hongda Holdings Group Co. Ltd., Class A	11,900	35,019
Hainan Mining Co. Ltd., Class A	16,400	15,353
Hangzhou Iron & Steel Co., Class A	37,010	28,174
Hangzhou Oxygen Plant Group Co. Ltd., Class A	12,900	56,845
Haohua Chemical Science & Technology Co. Ltd., Class A	7,300	30,309
Henan Shenhuo Coal & Power Co. Ltd., Class A	40,400	89,154
Hengyi Petrochemical Co. Ltd., Class A*	56,300	54,046
Hesteel Co. Ltd., Class A	106,600	32,370
Huabao Flavours & Fragrances Co. Ltd., Class A	3,300	10,644
Huaibei Mining Holdings Co. Ltd., Class A	23,700	52,532
Huaxin Cement Co. Ltd., Class A	17,172	32,007
Hubei Feilihua Quartz Glass Co. Ltd., Class A	10,900	63,392
Hubei Xingfa Chemicals Group Co. Ltd., Class A	19,820	52,170
Hunan Changyuan Lico Co. Ltd., Class A	24,961	26,057
Hunan Gold Corp. Ltd., Class A	22,400	37,019
Hunan Valin Steel Co. Ltd., Class A	106,820	82,662
Inner Mongolia Dazhong Mining Co. Ltd., Class A	11,900	17,468
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	64,900	57,670
Jiangsu Cnano Technology Co. Ltd., Class A	8,975	35,882
Jiangsu Yangnong Chemical Co. Ltd., Class A	6,490	58,723
Jiangsu Yoke Technology Co. Ltd., Class A	7,396	63,723
Jinduicheng Molybdenum Co. Ltd., Class A	25,500	33,863
Kingfa Sci & Tech Co. Ltd., Class A	47,700	50,529

	Number of Shares	Value
Materials (Continued)
Lianhe Chemical Technology Co. Ltd., Class A	19,259	$20,510
Luxi Chemical Group Co. Ltd., Class A	29,100	40,477
Maanshan Iron & Steel Co. Ltd., Class A	65,100	24,597
Nanjing Hanrui Cobalt Co. Ltd., Class A	5,700	23,123
Nanjing Iron & Steel Co. Ltd., Class A	80,600	41,844
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	110,700	52,514
Red Avenue New Materials Group Co. Ltd., Class A	4,700	22,710
Rising Nonferrous Metals Share Co. Ltd., Class A*	5,500	26,222
Sansteel Minguang Co. Ltd. Fujian, Class A	30,650	18,743
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	33,790	23,311
Shaanxi Huaqin Technology Industry Co. Ltd., Class A	988	20,476
Shandong Iron and Steel Co. Ltd., Class A	148,030	29,415
Shandong Sinocera Functional Material Co. Ltd., Class A	20,900	74,872
Shandong Sun Paper Industry JSC Ltd., Class A	43,400	72,939
Shanghai Huayi Group Co. Ltd., Class A	18,700	17,638
Shanxi Taigang Stainless Steel Co. Ltd., Class A	57,700	31,167
Shenghe Resources Holding Co. Ltd., Class A	36,890	53,429
Shenzhen Capchem Technology Co. Ltd., Class A	13,480	84,206
Shenzhen Senior Technology Material Co. Ltd., Class A	33,300	69,711
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	9,740	35,560
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	70,900	43,952
Shinghwa Advanced Material Group Co. Ltd., Class A	3,700	25,199
Sichuan Hebang Biotechnology Co. Ltd., Class A	158,380	51,861
Sichuan Yahua Industrial Group Co. Ltd., Class A	29,600	52,605
Sinoma Science & Technology Co. Ltd., Class A	17,200	40,436
Sinomine Resource Group Co. Ltd., Class A	14,720	70,859
Skshu Paint Co. Ltd., Class A*	5,580	42,173
Sunresin New Materials Co. Ltd., Class A	6,650	46,798
Suzhou Nanomicro Technology Co. Ltd., Class A	4,378	18,815
Tangshan Jidong Cement Co. Ltd., Class A	27,181	26,435
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	31,200	24,187
Tianshan Aluminum Group Co. Ltd., Class A	71,300	60,263
Tongkun Group Co. Ltd., Class A*	43,100	81,964

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Tongling Nonferrous Metals Group Co. Ltd., Class A	191,700	$81,550
Transfar Zhilian Co. Ltd., Class A	35,800	24,097
Weihai Guangwei Composites Co. Ltd., Class A	15,200	52,962
Western Mining Co. Ltd., Class A	49,100	88,084
Xiamen Tungsten Co. Ltd., Class A	22,220	53,450
Xinfengming Group Co. Ltd., Class A*	19,616	33,104
Xinjiang Zhongtai Chemical Co. Ltd., Class A	53,300	48,182
Xinxing Ductile Iron Pipes Co. Ltd., Class A	63,350	34,484
Xinyu Iron & Steel Co. Ltd., Class A	49,900	26,395
Yintai Gold Co. Ltd., Class A	43,608	90,314
Youngy Co. Ltd., Class A	5,400	38,228
Yunnan Aluminium Co. Ltd., Class A	53,600	96,532
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	94,600	66,719
Yunnan Copper Co. Ltd., Class A	31,900	47,586
Yunnan Tin Co. Ltd., Class A	25,630	49,495
Yunnan Yuntianhua Co. Ltd., Class A	32,900	72,373
Zhejiang Hailiang Co. Ltd., Class A	31,400	48,729
Zhejiang Juhua Co. Ltd., Class A	35,090	78,025
Zhejiang Longsheng Group Co. Ltd., Class A	67,800	81,688
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	6,460	27,635
Zhejiang Yongtai Technology Co. Ltd., Class A	16,000	26,801
Zhongfu Shenying Carbon Fiber Co. Ltd., Class A	2,237	9,573
Zhongjin Gold Corp. Ltd., Class A	76,500	115,294
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	45,421	35,594

(Cost $5,337,442)		4,544,793

Real Estate — 1.9%
China Green Electricity Investment of Tianjin Co. Ltd., Class A	14,300	20,250
China Merchants Property Operation & Service Co. Ltd., Class A	11,100	20,643
Financial Street Holdings Co. Ltd., Class A	29,700	16,500
Grandjoy Holdings Group Co. Ltd., Class A*	35,200	15,861
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	31,600	34,138
Red Star Macalline Group Corp. Ltd., Class A	26,800	15,939
Shanghai Lingang Holdings Corp. Ltd., Class A	24,900	38,259

	Number of Shares	Value
Real Estate (Continued)
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	22,000	$27,646
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	20,000	63,670
Xiangcai Co. Ltd., Class A	22,200	24,417
Xinhu Zhongbao Co. Ltd., Class A	109,700	35,768
Youngor Group Co. Ltd., Class A	69,900	66,319
Zhongtian Financial Group Co. Ltd., Class A* (a)	139,200	0
Zhuhai Huafa Properties Co. Ltd., Class A	43,440	45,530

(Cost $553,246)		424,940

Utilities — 3.2%
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	113,790	42,993
CECEP Solar Energy Co. Ltd., Class A	71,300	55,574
CECEP Wind-Power Corp., Class A	101,730	43,846
Chengdu Xingrong Environment Co. Ltd., Class A	47,300	36,801
China Southern Power Grid Energy Storage Co. Ltd., Class A	9,300	12,493
Chongqing Water Group Co. Ltd., Class A	16,700	13,578
Datang International Power Generation Co. Ltd., Class A	97,800	34,214
Huadian Power International Corp. Ltd., Class A	87,300	62,548
Hubei Energy Group Co. Ltd., Class A	52,600	30,621
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	86,000	45,851
Jiangsu Guoxin Corp. Ltd., Class A	20,200	19,052
Jinko Power Technology Co. Ltd., Class A	46,200	22,887
Luenmei Quantum Co. Ltd., Class A	24,750	20,503
Shanghai Electric Power Co. Ltd., Class A	37,000	45,564
Shenergy Co. Ltd., Class A	65,749	55,111
Shenzhen Energy Group Co. Ltd., Class A	37,860	32,370
Shenzhen Gas Corp. Ltd., Class A	16,000	15,135
Wintime Energy Group Co. Ltd., Class A*	575,800	114,416
Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A	5,500	6,295

(Cost $795,457)		709,852

TOTAL COMMON STOCKS (Cost $24,981,219)		22,364,922

TOTAL INVESTMENTS — 99.7% (Cost $24,981,219)		$22,364,922
Other assets and liabilities, net — 0.3%		71,012

NET ASSETS — 100.0%		$22,435,934

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2023 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$22,364,922	$—	$0	$22,364,922

TOTAL	$22,364,922	$—	$0	$22,364,922

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 50.4%
Communication Services — 12.7%
Autohome, Inc., ADR	152	$4,151
Baidu, Inc., Class A*	4,588	68,200
Bilibili, Inc., Class Z*	366	4,213
China Literature Ltd., 144A*	934	3,187
China Ruyi Holdings Ltd.*	10,742	2,434
China Tower Corp. Ltd., Class H, 144A	93,077	9,653
iQIYI, Inc., ADR*	926	4,158
JOYY, Inc., ADR	99	3,803
Kanzhun Ltd., ADR*	470	7,769
Kingsoft Corp. Ltd.	1,965	6,290
Kuaishou Technology, 144A*	4,649	34,345
NetEase, Inc.	3,958	89,343
Tencent Holdings Ltd.	13,547	567,183
Tencent Music Entertainment Group, ADR*	1,551	13,199
Weibo Corp., ADR	190	1,921

(Cost $961,531)		819,849

Consumer Discretionary — 17.1%
Alibaba Group Holding Ltd.*	33,067	308,007
ANTA Sports Products Ltd.	2,509	26,165
Bosideng International Holdings Ltd.	6,935	2,912
BYD Co. Ltd., Class H	2,130	57,271
China Tourism Group Duty Free Corp. Ltd., Class H, 144A	133	1,448
Chow Tai Fook Jewellery Group Ltd.	3,914	5,683
Dongfeng Motor Group Co. Ltd., Class H	6,612	3,319
East Buy Holding Ltd., 144A*	749	2,786
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	1,228	5,762
Geely Automobile Holdings Ltd.	12,792	13,938
Great Wall Motor Co. Ltd., Class H	4,769	6,875
Guangzhou Automobile Group Co. Ltd., Class H	6,438	2,984
H World Group Ltd., ADR*	439	16,059
Haidilao International Holding Ltd., 144A	3,400	6,765
Haier Smart Home Co. Ltd., Class H	4,861	14,097
JD.com, Inc., Class A	4,750	64,892
Li Auto, Inc., Class A*	2,274	42,450
Li Ning Co. Ltd.	4,818	13,417
Meituan, Class B, 144A*	10,363	120,212
MINISO Group Holding Ltd., ADR	200	5,066
Minth Group Ltd.	1,607	3,481
New Oriental Education & Technology Group, Inc.*	3,049	24,614
NIO, Inc., ADR*	2,888	20,996
PDD Holdings, Inc., ADR*	1,229	181,204
Pop Mart International Group Ltd., 144A	880	2,642
Shenzhou International Group Holdings Ltd.	1,651	16,573
TAL Education Group, ADR*	917	11,490
Tongcheng Travel Holdings Ltd.*	2,610	4,805
Topsports International Holdings Ltd., 144A	4,063	3,303
TravelSky Technology Ltd., Class H	2,082	3,513
Trip.Com Group Ltd.*	1,124	39,518

	Number of Shares	Value
Consumer Discretionary (Continued)
Vipshop Holdings Ltd., ADR*	731	$11,718
XPeng, Inc., Class A*	2,000	17,208
Xtep International Holdings Ltd.	2,814	1,625
Yadea Group Holdings Ltd., 144A	2,300	4,317
Yum China Holdings, Inc.	852	36,789
Zhejiang Leapmotor Technology Co. Ltd., 144A*	785	4,030
Zhongsheng Group Holdings Ltd.	1,304	3,122

(Cost $1,782,027)		1,111,056

Consumer Staples — 1.8%
Alibaba Health Information Technology Ltd.*	9,807	5,575
Anhui Gujing Distillery Co. Ltd., Class B	155	2,353
China Feihe Ltd., 144A	7,800	4,574
China Mengniu Dairy Co. Ltd.*	6,501	20,393
China Resources Beer Holdings Co. Ltd.	3,299	14,868
Hengan International Group Co. Ltd.	1,429	5,214
JD Health International, Inc., 144A*	2,197	10,478
Nongfu Spring Co. Ltd., Class H, 144A	3,850	21,985
Ping An Healthcare and Technology Co. Ltd., 144A*	1,068	2,388
Smoore International Holdings Ltd., 144A	3,823	3,333
Tingyi Cayman Islands Holding Corp.	4,364	5,493
Tsingtao Brewery Co. Ltd., Class H	1,322	8,734
Uni-President China Holdings Ltd.	3,308	2,118
Vinda International Holdings Ltd.	923	2,364
Want Want China Holdings Ltd.	9,104	5,327

(Cost $171,792)		115,197

Energy — 1.5%
China Coal Energy Co. Ltd., Class H	4,365	3,700
China Oilfield Services Ltd., Class H	4,138	4,450
China Petroleum & Chemical Corp., Class H	50,966	26,233
China Shenhua Energy Co. Ltd., Class H	6,923	22,647
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,000	1,941
PetroChina Co. Ltd., Class H	43,354	28,476
Yankuang Energy Group Co. Ltd., Class H	4,845	9,007

(Cost $82,133)		96,454

Financials — 7.4%
Agricultural Bank of China Ltd., Class H	56,062	20,744
Bank of China Ltd., Class H	161,826	59,465
Bank of Communications Co. Ltd., Class H	17,815	10,515
China Cinda Asset Management Co. Ltd., Class H	23,162	2,254
China CITIC Bank Corp. Ltd., Class H	17,414	7,871
China Construction Bank Corp., Class H	195,973	113,414
China Everbright Bank Co. Ltd., Class H	6,519	1,861
China Galaxy Securities Co. Ltd., Class H	7,669	4,104
China International Capital Corp. Ltd., Class H, 144A	3,289	5,205
China Life Insurance Co. Ltd., Class H	15,304	20,731

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Financials (Continued)
China Merchants Bank Co. Ltd., Class H	8,026	$28,054
China Minsheng Banking Corp. Ltd., Class H	12,739	4,257
China Pacific Insurance Group Co. Ltd., Class H	5,412	11,433
China Taiping Insurance Holdings Co. Ltd.	2,593	2,351
CITIC Securities Co. Ltd., Class H	3,772	7,833
Far East Horizon Ltd.	2,663	1,954
GF Securities Co. Ltd., Class H	2,419	3,026
Haitong Securities Co. Ltd., Class H	5,113	2,867
Huatai Securities Co. Ltd., Class H, 144A	2,465	3,087
Industrial & Commercial Bank of China Ltd., Class H	132,871	63,626
Lufax Holding Ltd., ADR	1,461	1,240
New China Life Insurance Co. Ltd., Class H	1,692	3,358
People’s Insurance Co. Group of China Ltd., Class H	18,269	5,918
PICC Property & Casualty Co. Ltd., Class H	13,775	15,997
Ping An Insurance Group Co. of China Ltd., Class H	13,709	63,189
Postal Savings Bank of China Co. Ltd., Class H, 144A	15,388	6,837
Qifu Technology, Inc., ADR	284	4,408
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	1,509	3,806

(Cost $728,309)		479,405

Health Care — 2.8%
3SBio, Inc., 144A*	3,368	3,131
Akeso, Inc., 144A*	1,000	6,383
BeiGene Ltd.*	1,415	20,273
China Medical System Holdings Ltd.	3,060	5,885
China Resources Pharmaceutical Group Ltd., 144A	3,500	2,187
China Traditional Chinese Medicine Holdings Co. Ltd.	5,879	3,011
CSPC Pharmaceutical Group Ltd.	18,220	16,446
Genscript Biotech Corp.*	2,593	7,204
Hansoh Pharmaceutical Group Co. Ltd., 144A	2,547	5,159
Hygeia Healthcare Holdings Co. Ltd., 144A	738	4,545
Innovent Biologics, Inc., 144A*	2,200	12,901
Legend Biotech Corp., ADR*	148	9,001
Microport Scientific Corp.*	1,405	2,252
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,899	4,648
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,183	2,617
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,680	2,435
Sino Biopharmaceutical Ltd.	21,063	10,356
Sinopharm Group Co. Ltd., Class H	2,935	7,283
WuXi AppTec Co. Ltd., Class H, 144A	754	8,833
Wuxi Biologics Cayman, Inc., 144A*	7,621	42,446

	Number of Shares	Value
Health Care (Continued)
Zai Lab Ltd.*	1,800	$4,897

(Cost $170,310)		181,893

Industrials — 1.6%
Air China Ltd., Class H*	3,754	2,528
AviChina Industry & Technology Co. Ltd., Class H	4,360	1,976
BOC Aviation Ltd., 144A	455	3,274
China Communications Services Corp. Ltd., Class H	4,018	1,713
China Everbright Environment Group Ltd.	8,141	2,679
China Merchants Port Holdings Co. Ltd.	2,816	3,605
China Railway Group Ltd., Class H	8,835	3,880
China Southern Airlines Co. Ltd., Class H*	4,449	2,136
China State Construction International Holdings Ltd.	4,449	5,161
CITIC Ltd.	11,906	11,219
COSCO SHIPPING Holdings Co. Ltd., Class H	5,950	5,485
COSCO SHIPPING Ports Ltd.	2,243	1,508
CRRC Corp. Ltd., Class H	9,486	3,826
Fosun International Ltd.	5,472	3,118
Haitian International Holdings Ltd.	1,409	3,590
JD Logistics, Inc., 144A*	4,049	4,972
Jiangsu Expressway Co. Ltd., Class H	2,095	1,886
Orient Overseas International Ltd.	281	3,380
Sany Heavy Equipment International Holdings Co. Ltd.	2,284	2,375
Sinotruk Hong Kong Ltd.	1,414	2,933
Weichai Power Co. Ltd., Class H	4,304	7,913
Zhejiang Expressway Co. Ltd., Class H	2,486	1,576
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,035	3,273
ZTO Express Cayman, Inc., ADR	896	19,999

(Cost $137,538)		104,005

Information Technology — 2.3%
AAC Technologies Holdings, Inc.	1,596	4,485
BYD Electronic International Co. Ltd.	1,447	6,605
Chinasoft International Ltd.*	5,976	5,119
Daqo New Energy Corp., ADR*	126	2,981
Flat Glass Group Co. Ltd., Class H	789	1,297
GCL Technology Holdings Ltd.	41,641	5,545
GDS Holdings Ltd., Class A*	1,612	2,097
Hua Hong Semiconductor Ltd., 144A*	1,150	2,659
Kingboard Holdings Ltd.	1,426	3,433
Kingboard Laminates Holdings Ltd.	2,458	2,140
Kingdee International Software Group Co. Ltd.*	5,695	7,919
Lenovo Group Ltd.	14,796	18,281
Sunny Optical Technology Group Co. Ltd.	1,517	14,402
Xiaomi Corp., Class B, 144A*	31,464	62,926
Xinyi Solar Holdings Ltd.	9,482	5,451

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
ZTE Corp., Class H	1,608	$3,508

(Cost $161,596)		148,848

Materials — 0.8%
Aluminum Corp. of China Ltd., Class H	8,732	4,316
Anhui Conch Cement Co. Ltd., Class H	2,367	5,540
China Hongqiao Group Ltd.	5,013	4,089
China National Building Material Co. Ltd., Class H	8,296	3,696
CMOC Group Ltd., Class H	7,624	4,354
Ganfeng Lithium Group Co. Ltd., Class H, 144A	773	2,474
Jiangxi Copper Co. Ltd., Class H	2,428	3,444
Nine Dragons Paper Holdings Ltd.*	3,620	1,812
Shandong Gold Mining Co. Ltd., Class H, 144A	1,287	2,541
Zhaojin Mining Industry Co. Ltd., Class H	3,019	3,912
Zijin Mining Group Co. Ltd., Class H	11,209	17,767

(Cost $52,210)		53,945

Real Estate — 1.4%
C&D International Investment Group Ltd.	1,343	2,744
China Overseas Land & Investment Ltd.	7,627	14,101
China Overseas Property Holdings Ltd.	2,910	2,370
China Resources Land Ltd.	6,600	24,168
China Resources Mixc Lifestyle Services Ltd., 144A	1,327	5,021
China Vanke Co. Ltd., Class H	4,330	4,374
Country Garden Holdings Co. Ltd.*	22,721	2,560
Country Garden Services Holdings Co. Ltd.	4,386	4,144
Greentown China Holdings Ltd.	1,990	2,117
KE Holdings, Inc., ADR	1,346	21,442
Longfor Group Holdings Ltd., 144A	4,014	7,113
Yuexiu Property Co. Ltd.	3,048	2,779

(Cost $184,319)		92,933

Utilities — 1.0%
Beijing Enterprises Holdings Ltd.	1,104	3,661
Beijing Enterprises Water Group Ltd.	7,824	1,573
CGN Power Co. Ltd., Class H, 144A	20,465	4,926

	Number of Shares	Value
Utilities (Continued)
China Gas Holdings Ltd.	5,594	$5,128
China Longyuan Power Group Corp. Ltd., Class H	7,305	5,471
China Power International Development Ltd.	11,511	4,230
China Resources Gas Group Ltd.	2,045	6,415
China Resources Power Holdings Co. Ltd.	3,785	7,298
ENN Energy Holdings Ltd.	1,618	11,228
Guangdong Investment Ltd.	6,481	4,498
Huaneng Power International, Inc., Class H*	7,773	4,041
Kunlun Energy Co. Ltd.	8,523	7,879

(Cost $94,741)		66,348

TOTAL COMMON STOCKS (Cost $4,526,506)		3,269,933

RIGHTS — 0.0%
Industrials — 0.0%
Zhejiang Expressway Co. Ltd.*, expires 12/19/23 (Cost $0)	944	107

EXCHANGE-TRADED FUNDS — 49.5%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (a)	8,815	246,910
Xtrackers MSCI China A Inclusion Equity ETF (a)	155,170	2,962,459

(Cost $4,661,121)		3,209,369

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b) (Cost $972)	972	972

TOTAL INVESTMENTS — 99.9% (Cost $9,188,599)		$6,480,381
Other assets and liabilities, net — 0.1%		7,230

NET ASSETS — 100.0%		$6,487,611

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
EXCHANGE-TRADED FUNDS — 49.5%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (a)
269,023	3,009	(1,998)	(599)	(22,525)	—	—	8,815	246,910
Xtrackers MSCI China A Inclusion Equity ETF (a)
3,174,271	37,739	(8,041)	(4,590)	(236,920)	—	—	155,170	2,962,459

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2023 (Unaudited)

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
32,169	—	(32,169	)(d)	—	—	89	—	—	—

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
25,239	20,134	(44,401)		—	—	64	—	972	972

3,500,702	60,882	(86,609)		(5,189)	(259,445)	153	—	164,957	3,210,341

*	Non-income producing security.
(a)	Affiliated fund advised by DBX Advisors LLC.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$3,269,933	$—	$—	$3,269,933
Rights	—	107	—	107
Exchange-Traded Funds	3,209,369	—	—	3,209,369
Short-Term Investments (a)	972	—	—	972

TOTAL	$6,480,274	$107	$—	$6,480,381

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.5%
Communication Services — 1.7%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	2,000	$6,204
Beijing Enlight Media Co. Ltd., Class A	2,500	2,783
China Film Co. Ltd., Class A*	1,500	2,584
China United Network Communications Ltd., Class A	28,900	17,767
Focus Media Information Technology Co. Ltd., Class A	13,223	12,110
G-bits Network Technology Xiamen Co. Ltd., Class A	100	3,589
Giant Network Group Co. Ltd., Class A	1,800	3,047
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	2,200	3,099
Kingnet Network Co. Ltd., Class A	1,900	3,108
Kunlun Tech Co. Ltd., Class A*	1,000	4,530
Mango Excellent Media Co. Ltd., Class A	1,500	5,422
Oriental Pearl Group Co. Ltd., Class A	2,700	3,051
People.cn Co. Ltd., Class A	1,000	4,756
Perfect World Co. Ltd., Class A	2,100	3,708
Wanda Film Holding Co. Ltd., Class A*	1,400	2,453
Zhejiang Century Huatong Group Co. Ltd., Class A*	6,820	5,329

(Cost $95,138)		83,540

Consumer Discretionary — 6.3%
AIMA Technology Group Co. Ltd., Class A	500	2,011
Anhui Jianghuai Automobile Group Corp. Ltd., Class A*	1,900	4,694
BAIC BluePark New Energy Technology Co. Ltd., Class A*	4,300	3,902
Beijing Roborock Technology Co. Ltd., Class A	123	5,150
Beiqi Foton Motor Co. Ltd., Class A*	6,000	2,563
Bethel Automotive Safety Systems Co. Ltd., Class A	400	4,370
BTG Hotels Group Co. Ltd., Class A*	1,000	2,421
BYD Co. Ltd., Class A	1,698	47,354
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	6,057
China Tourism Group Duty Free Corp. Ltd., Class A	1,743	21,760
Chongqing Changan Automobile Co. Ltd., Class A	7,762	22,152
Ecovacs Robotics Co. Ltd., Class A	500	2,992
Fuyao Glass Industry Group Co. Ltd., Class A	1,709	9,013
Great Wall Motor Co. Ltd., Class A	2,300	8,664
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,500	11,536
Guangzhou Automobile Group Co. Ltd., Class A	4,400	6,112
Haier Smart Home Co. Ltd., Class A	5,800	17,966
Hang Zhou Great Star Industrial Co. Ltd., Class A	1,000	3,054
Hangzhou Robam Appliances Co. Ltd., Class A	800	2,603

	Number of Shares	Value
Consumer Discretionary (Continued)
Hisense Visual Technology Co. Ltd., Class A	1,000	$3,277
HLA Group Corp. Ltd., Class A	3,900	4,140
Huayu Automotive Systems Co. Ltd., Class A	2,900	7,066
Huizhou Desay Sv Automotive Co. Ltd., Class A	500	9,091
Jason Furniture Hangzhou Co. Ltd., Class A	810	4,251
Ningbo Joyson Electronic Corp., Class A	1,300	3,579
Ningbo Tuopu Group Co. Ltd., Class A	1,000	10,319
Offcn Education Technology Co. Ltd., Class A*	4,800	3,280
Oppein Home Group, Inc., Class A	440	4,868
SAIC Motor Corp. Ltd., Class A	6,627	13,809
Sailun Group Co. Ltd., Class A	2,800	4,184
Seres Group Co. Ltd., Class A*	1,400	14,839
Shandong Linglong Tyre Co. Ltd., Class A	1,400	3,903
Shanghai Jinjiang International Hotels Co. Ltd., Class A	900	4,273
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	3,700	3,342
Shenzhen Kedali Industry Co. Ltd., Class A	200	2,466
Sichuan Changhong Electric Co. Ltd., Class A	4,200	3,382
Songcheng Performance Development Co. Ltd., Class A	2,343	3,448
Wuchan Zhongda Group Co. Ltd., Class A	5,500	3,558
Zhejiang China Commodities City Group Co. Ltd., Class A	5,200	5,789
Zhejiang Supor Co. Ltd., Class A	500	3,659

(Cost $244,159)		300,897

Consumer Staples — 14.6%
Angel Yeast Co. Ltd., Class A	800	4,090
Anhui Gujing Distillery Co. Ltd., Class A	400	14,483
Anhui Kouzi Distillery Co. Ltd., Class A	400	2,645
Anhui Yingjia Distillery Co. Ltd., Class A	500	5,263
Anjoy Foods Group Co. Ltd., Class A	300	4,801
Beijing Dabeinong Technology Group Co. Ltd., Class A	4,200	4,282
Beijing Yanjing Brewery Co. Ltd., Class A	2,500	3,483
By-health Co. Ltd., Class A	1,200	3,075
Chongqing Brewery Co. Ltd., Class A	400	3,991
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,123	4,089
Eastroc Beverage Group Co. Ltd., Class A	200	5,522
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,311	23,007
Fujian Sunner Development Co. Ltd., Class A	800	2,033
Guangdong Haid Group Co. Ltd., Class A	1,400	8,666
Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	800	2,580
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	1,100	3,471
Heilongjiang Agriculture Co. Ltd., Class A	1,500	2,651
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,200	11,696

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Consumer Staples (Continued)
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,713	$21,801
Jiangsu King’s Luck Brewery JSC Ltd., Class A	1,100	8,292
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,324	21,624
JiuGui Liquor Co. Ltd., Class A	300	3,000
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A*	800	3,662
Juewei Food Co. Ltd., Class A	600	2,660
Kweichow Moutai Co. Ltd., Class A	1,150	288,507
Luzhou Laojiao Co. Ltd., Class A	1,306	37,949
MeiHua Holdings Group Co. Ltd., Class A	2,500	3,343
Muyuan Foods Co. Ltd., Class A	4,985	27,281
New Hope Liuhe Co. Ltd., Class A*	4,072	5,702
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	1,092	3,942
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,174	39,269
Shede Spirits Co. Ltd., Class A	300	4,214
Sichuan Swellfun Co. Ltd., Class A	500	4,095
Tsingtao Brewery Co. Ltd., Class A	600	6,265
Wens Foodstuffs Group Co. Ltd., Class A	5,844	15,762
Wuliangye Yibin Co. Ltd., Class A	3,554	74,230
Yifeng Pharmacy Chain Co. Ltd., Class A	960	5,125
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	4,889
Yonghui Superstores Co. Ltd., Class A*	8,100	3,460
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	1,200	2,840
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	300	3,002

(Cost $431,732)		700,742

Energy — 3.3%
China Merchants Energy Shipping Co. Ltd., Class A	8,100	6,817
China Petroleum & Chemical Corp., Class A	28,850	22,099
China Shenhua Energy Co. Ltd., Class A	6,000	26,459
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	3,200	5,906
Guanghui Energy Co. Ltd., Class A	5,800	5,897
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	1,800	3,678
Jizhong Energy Resources Co. Ltd., Class A	3,300	3,230
Offshore Oil Engineering Co. Ltd., Class A	3,900	3,512
PetroChina Co. Ltd., Class A	19,635	19,742
Shaanxi Coal Industry Co. Ltd., Class A	8,999	24,548
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	3,300	4,108
Shanxi Coking Coal Energy Group Co. Ltd., Class A	5,600	7,630
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	2,700	8,269
Yankuang Energy Group Co. Ltd., Class A	3,450	9,928
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	900	3,737

(Cost $102,122)		155,560

	Number of Shares	Value
Financials — 18.2%
Agricultural Bank of China Ltd., Class A	77,517	$39,730
AVIC Industry-Finance Holdings Co. Ltd., Class A	8,010	3,668
Bank of Beijing Co. Ltd., Class A	19,114	12,125
Bank of Changsha Co. Ltd., Class A	3,800	3,613
Bank of Chengdu Co. Ltd., Class A	3,750	5,939
Bank of China Ltd., Class A	33,012	18,445
Bank of Communications Co. Ltd., Class A	36,538	29,881
Bank of Hangzhou Co. Ltd., Class A	5,240	7,294
Bank of Jiangsu Co. Ltd., Class A	14,499	13,441
Bank of Nanjing Co. Ltd., Class A	9,300	9,403
Bank of Ningbo Co. Ltd., Class A	6,155	19,755
Bank of Shanghai Co. Ltd., Class A	12,735	10,504
Bank of Suzhou Co. Ltd., Class A	3,400	3,090
BOC International China Co. Ltd., Class A	2,800	4,223
Caitong Securities Co. Ltd., Class A	4,110	4,639
Changjiang Securities Co. Ltd., Class A	3,600	2,803
China Construction Bank Corp., Class A	8,600	7,708
China Everbright Bank Co. Ltd., Class A	41,531	16,808
China Galaxy Securities Co. Ltd., Class A	3,700	6,482
China Great Wall Securities Co. Ltd., Class A	2,700	3,134
China International Capital Corp. Ltd., Class A	2,200	12,508
China Life Insurance Co. Ltd., Class A	2,514	10,576
China Merchants Bank Co. Ltd., Class A	18,743	75,565
China Merchants Securities Co. Ltd., Class A	6,131	12,080
China Minsheng Banking Corp. Ltd., Class A	32,971	17,776
China Pacific Insurance Group Co. Ltd., Class A	6,277	21,175
China Zheshang Bank Co. Ltd., Class A	18,990	6,728
Chongqing Rural Commercial Bank Co. Ltd., Class A	7,700	4,389
CITIC Securities Co. Ltd., Class A	11,093	33,321
CNPC Capital Co. Ltd., Class A	5,600	4,509
CSC Financial Co. Ltd., Class A	3,900	14,080
Dongxing Securities Co. Ltd., Class A	3,100	3,746
East Money Information Co. Ltd., Class A	14,529	29,786
Everbright Securities Co. Ltd., Class A	3,637	8,276
First Capital Securities Co. Ltd., Class A	4,000	3,422
Founder Securities Co. Ltd., Class A	7,700	9,359
GF Securities Co. Ltd., Class A	5,300	10,695
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	3,867	3,439
Guolian Securities Co. Ltd., Class A*	2,100	3,426
Guosen Securities Co. Ltd., Class A	5,700	7,583
Guotai Junan Securities Co. Ltd., Class A	7,051	14,910
Guoyuan Securities Co. Ltd., Class A	3,890	3,753
Haitong Securities Co. Ltd., Class A	8,914	12,133
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	9,836
Huatai Securities Co. Ltd., Class A	6,880	13,806
Huaxi Securities Co. Ltd., Class A	2,800	3,113
Huaxia Bank Co. Ltd., Class A	12,598	10,232

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Industrial & Commercial Bank of China Ltd., Class A	57,233	$38,551
Industrial Bank Co. Ltd., Class A	18,785	38,407
Industrial Securities Co. Ltd., Class A	7,720	6,573
Nanjing Securities Co. Ltd., Class A	3,400	3,871
New China Life Insurance Co. Ltd., Class A	1,964	8,595
Orient Securities Co. Ltd., Class A	6,385	7,788
People’s Insurance Co. Group of China Ltd., Class A	8,600	6,082
Ping An Bank Co. Ltd., Class A	17,566	23,812
Ping An Insurance Group Co. of China Ltd., Class A	9,809	56,044
Postal Savings Bank of China Co. Ltd., Class A	26,700	16,414
SDIC Capital Co. Ltd., Class A	5,700	5,508
Shanghai Pudong Development Bank Co. Ltd., Class A	26,527	25,446
Shanghai Rural Commercial Bank Co. Ltd., Class A	7,500	6,018
Shanxi Securities Co. Ltd., Class A	3,680	2,876
Shenwan Hongyuan Group Co. Ltd., Class A	21,195	13,386
Sinolink Securities Co. Ltd., Class A	3,500	4,686
SooChow Securities Co. Ltd., Class A	4,473	4,804
Southwest Securities Co. Ltd., Class A	4,200	2,423
Tianfeng Securities Co. Ltd., Class A*	7,700	3,440
Western Securities Co. Ltd., Class A	4,600	4,252
Zheshang Securities Co. Ltd., Class A	3,400	4,999
Zhongtai Securities Co. Ltd., Class A	6,200	6,243

(Cost $934,593)		873,125

Health Care — 9.0%
Aier Eye Hospital Group Co. Ltd., Class A	8,418	20,111
Apeloa Pharmaceutical Co. Ltd., Class A	1,300	3,037
Asymchem Laboratories Tianjin Co. Ltd., Class A	320	6,453
Autobio Diagnostics Co. Ltd., Class A	500	3,595
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,500	6,728
Beijing Tongrentang Co. Ltd., Class A	1,200	8,931
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	812	5,551
Betta Pharmaceuticals Co. Ltd., Class A	400	3,192
BGI Genomics Co. Ltd., Class A	400	2,874
Bloomage Biotechnology Corp. Ltd., Class A	303	3,021
Changchun High & New Technology Industry Group, Inc., Class A	400	9,012
China Meheco Co. Ltd., Class A	1,400	2,357
China National Medicines Corp. Ltd., Class A	700	2,995
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	875	5,953
Chongqing Taiji Industry Group Co. Ltd., Class A*	500	3,612
Chongqing Zhifei Biological Products Co. Ltd., Class A	2,100	19,180

	Number of Shares	Value
Health Care (Continued)
CSPC Innovation Pharmaceutical Co. Ltd., Class A	1,100	$6,516
Dong-E-E-Jiao Co. Ltd., Class A	500	3,529
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,300	5,489
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	400	3,697
Hangzhou Tigermed Consulting Co. Ltd., Class A	350	3,044
Huadong Medicine Co. Ltd., Class A	1,560	8,911
Hualan Biological Engineering, Inc., Class A	1,840	6,228
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	900	4,024
Humanwell Healthcare Group Co. Ltd., Class A	1,200	4,473
Imeik Technology Development Co. Ltd., Class A	200	8,529
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	5,776	38,841
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	800	2,884
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	1,000	4,782
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	1,300	2,303
Jointown Pharmaceutical Group Co. Ltd., Class A	3,129	3,291
Kangmei Pharmaceutical Co. Ltd., Class A*	12,413	3,355
Lepu Medical Technology Beijing Co. Ltd., Class A	1,700	4,087
Livzon Pharmaceutical Group, Inc., Class A	600	2,942
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	4,132	3,582
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	923	2,021
Ovctek China, Inc., Class A	860	2,936
Pharmaron Beijing Co. Ltd., Class A	975	4,560
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	1,238	3,114
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,900	7,423
Shanghai Junshi Biosciences Co. Ltd., Class A*	745	4,703
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,500	6,288
Shanghai RAAS Blood Products Co. Ltd., Class A	6,100	6,791
Shanghai United Imaging Healthcare Co. Ltd., Class A	746	14,939
Shenzhen Kangtai Biological Products Co. Ltd., Class A	820	3,688
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	44,806
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	700	6,887
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	1,000	4,697

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	1,480	$5,206
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,200	4,819
Topchoice Medical Corp., Class A*	300	3,442
Walvax Biotechnology Co. Ltd., Class A	1,300	4,504
WuXi AppTec Co. Ltd., Class A	2,336	27,021
Yunnan Baiyao Group Co. Ltd., Class A	1,578	11,122
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	596	21,096
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1,420	3,112
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	400	1,538
Zhejiang NHU Co. Ltd., Class A	2,764	6,588

(Cost $392,422)		428,410

Industrials — 14.4%
AECC Aero-Engine Control Co. Ltd., Class A	1,200	3,447
AECC Aviation Power Co. Ltd., Class A	2,400	12,086
Air China Ltd., Class A*	10,500	11,866
AVICOPTER PLC, Class A	400	2,096
Beijing Easpring Material Technology Co. Ltd., Class A	500	2,867
Beijing New Building Materials PLC, Class A	1,300	4,253
Beijing United Information Technology Co. Ltd., Class A	775	3,691
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	44,700	31,611
China Baoan Group Co. Ltd., Class A	2,700	4,420
China CSSC Holdings Ltd., Class A	4,000	15,482
China Eastern Airlines Corp. Ltd., Class A*	14,800	8,705
China Energy Engineering Corp. Ltd., Class A	30,300	9,038
China National Chemical Engineering Co. Ltd., Class A	5,200	4,821
China Railway Group Ltd., Class A	19,000	15,006
China Southern Airlines Co. Ltd., Class A*	10,800	9,301
China State Construction Engineering Corp. Ltd., Class A	38,000	26,447
China XD Electric Co. Ltd., Class A	3,800	2,453
Contemporary Amperex Technology Co. Ltd., Class A	4,020	94,012
COSCO SHIPPING Development Co. Ltd., Class A	10,800	3,524
COSCO SHIPPING Holdings Co. Ltd., Class A	11,950	16,751
CRRC Corp. Ltd., Class A	22,000	16,020
CSSC Science & Technology Co. Ltd., Class A	1,400	3,605
Daqin Railway Co. Ltd., Class A	14,200	14,437
Dongfang Electric Corp. Ltd., Class A	2,500	5,101
Eve Energy Co. Ltd., Class A	1,862	11,001
Fangda Carbon New Material Co. Ltd., Class A*	4,273	3,459

	Number of Shares	Value
Industrials (Continued)
Farasis Energy Gan Zhou Co. Ltd., Class A*	1,164	$3,055
FAW Jiefang Group Co. Ltd., Class A*	3,200	4,432
Ginlong Technologies Co. Ltd., Class A	350	3,267
Goldwind Science & Technology Co. Ltd., Class A	3,343	4,073
Gongniu Group Co. Ltd., Class A	400	5,476
GoodWe Technologies Co. Ltd., Class A	176	2,657
Gotion High-tech Co. Ltd., Class A*	1,600	4,963
Guangzhou Baiyun International Airport Co. Ltd., Class A*	2,000	3,089
Hainan Airlines Holding Co. Ltd., Class A*	38,000	7,716
Hongfa Technology Co. Ltd., Class A	420	1,711
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,208	9,524
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,400	6,180
Jiangxi Special Electric Motor Co. Ltd., Class A*	1,700	2,471
Juneyao Airlines Co. Ltd., Class A*	1,800	3,431
Keda Industrial Group Co. Ltd., Class A	1,800	2,518
Kuang-Chi Technologies Co. Ltd., Class A	2,200	4,298
Liaoning Port Co. Ltd., Class A	14,800	3,109
Metallurgical Corp. of China Ltd., Class A	16,314	7,082
Ming Yang Smart Energy Group Ltd., Class A	2,200	4,150
NARI Technology Co. Ltd., Class A	7,488	23,079
Ningbo Deye Technology Co. Ltd., Class A	360	3,179
Ningbo Orient Wires & Cables Co. Ltd., Class A	700	4,019
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	469	2,563
North Industries Group Red Arrow Co. Ltd., Class A	1,400	2,913
Power Construction Corp. of China Ltd., Class A	15,500	10,831
Pylon Technologies Co. Ltd., Class A	159	2,270
Range Intelligent Computing Technology Group Co. Ltd., Class A	1,300	4,915
Sany Heavy Industry Co. Ltd., Class A	7,650	14,623
SF Holding Co. Ltd., Class A	4,400	26,039
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	600	2,498
Shanghai Construction Group Co. Ltd., Class A	8,700	3,046
Shanghai Electric Group Co. Ltd., Class A*	11,400	7,040
Shanghai International Airport Co. Ltd., Class A*	995	4,999
Shanghai International Port Group Co. Ltd., Class A	6,500	4,578
Shanghai M&G Stationery, Inc., Class A	900	5,007
Shanghai Moons’ Electric Co. Ltd., Class A	400	4,200
Shanxi Coal International Energy Group Co. Ltd., Class A	1,600	4,096
Shenzhen Inovance Technology Co. Ltd., Class A	1,200	11,093
Shuangliang Eco-Energy Systems Co. Ltd., Class A	1,600	1,925

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Sichuan Road & Bridge Group Co. Ltd., Class A	6,580	$7,113
Sieyuan Electric Co. Ltd., Class A	600	4,162
Sinoma International Engineering Co., Class A	1,900	2,493
Spring Airlines Co. Ltd., Class A*	900	6,689
Sungrow Power Supply Co. Ltd., Class A	1,400	16,311
Sunwoda Electronic Co. Ltd., Class A	1,800	3,834
Suzhou Maxwell Technologies Co. Ltd., Class A	256	3,872
TBEA Co. Ltd., Class A	4,525	8,827
Titan Wind Energy Suzhou Co. Ltd., Class A*	1,800	3,148
Weichai Power Co. Ltd., Class A	6,200	12,937
XCMG Construction Machinery Co. Ltd., Class A	10,649	8,247
Xiamen C & D, Inc., Class A	2,900	3,846
YTO Express Group Co. Ltd., Class A	3,100	5,709
Yunda Holding Co. Ltd., Class A	2,810	3,380
Yutong Bus Co. Ltd., Class A	1,700	3,204
Zhefu Holding Group Co. Ltd., Class A	5,000	2,563
Zhejiang Chint Electrics Co. Ltd., Class A	1,717	5,273
Zhejiang Dingli Machinery Co. Ltd., Class A	280	1,906
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,600	6,480
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,590	3,939
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,700	3,561
Zhuzhou CRRC Times Electric Co. Ltd., Class A	728	3,924
Zhuzhou Kibing Group Co. Ltd., Class A	2,400	2,638
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	6,350	5,735

(Cost $649,615)		691,406

Information Technology — 14.9%
360 Security Technology, Inc., Class A*	6,500	7,901
3peak, Inc., Class A	121	2,742
Accelink Technologies Co. Ltd., Class A	700	2,680
Advanced Micro-Fabrication Equipment, Inc., China, Class A	580	13,799
Amlogic Shanghai Co. Ltd., Class A	386	3,307
Anker Innovations Technology Co. Ltd., Class A	300	3,713
ASR Microelectronics Co. Ltd., Class A*	300	2,813
Avary Holding Shenzhen Co. Ltd., Class A	1,700	5,130
Beijing E-Hualu Information Technology Co. Ltd., Class A*	600	2,843
Beijing Kingsoft Office Software, Inc., Class A	421	17,790
Beijing Shiji Information Technology Co. Ltd., Class A*	2,256	3,371
BOE Technology Group Co. Ltd., Class A	35,002	18,969
Cambricon Technologies Corp. Ltd., Class A*	350	7,343

	Number of Shares	Value
Information Technology (Continued)
CETC Cyberspace Security Technology Co. Ltd., Class A	800	$2,565
Chaozhou Three-Circle Group Co. Ltd., Class A	1,758	7,218
China Greatwall Technology Group Co. Ltd., Class A	2,900	4,532
China National Software & Service Co. Ltd., Class A	780	3,757
China Railway Signal & Communication Corp. Ltd., Class A	6,119	3,727
China Resources Microelectronics Ltd., Class A	1,151	7,569
China Zhenhua Group Science & Technology Co. Ltd., Class A	500	4,525
DHC Software Co. Ltd., Class A	2,500	2,234
Empyrean Technology Co. Ltd., Class A	300	4,130
Eoptolink Technology, Inc. Ltd., Class A	600	3,890
Everdisplay Optronics Shanghai Co. Ltd., Class A*	11,042	4,160
Flat Glass Group Co. Ltd., Class A	1,400	4,962
Foxconn Industrial Internet Co. Ltd., Class A	12,100	25,586
GalaxyCore, Inc., Class A	1,545	4,442
GigaDevice Semiconductor, Inc., Class A	612	8,065
GoerTek, Inc., Class A	3,077	7,756
GRG Banking Equipment Co. Ltd., Class A	2,600	4,442
Guangzhou Haige Communications Group, Inc. Co., Class A	1,800	3,191
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	700	4,439
Hangzhou Chang Chuan Technology Co. Ltd., Class A	600	3,386
Hangzhou First Applied Material Co. Ltd., Class A	1,681	5,468
Hangzhou Lion Electronics Co. Ltd., Class A	700	3,151
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,400	4,737
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	1,600	3,032
Hengtong Optic-electric Co. Ltd., Class A	2,300	4,010
Hoyuan Green Energy Co. Ltd., Class A	586	2,716
Huagong Tech Co. Ltd., Class A	900	3,729
Hundsun Technologies, Inc., Class A	1,746	7,342
Hygon Information Technology Co. Ltd., Class A	1,754	17,628
IEIT Systems Co. Ltd., Class A	1,288	6,354
Iflytek Co. Ltd., Class A	2,134	13,373
Ingenic Semiconductor Co. Ltd., Class A	500	4,765
Isoftstone Information Technology Group Co. Ltd., Class A*	850	4,765
JA Solar Technology Co. Ltd., Class A	3,032	8,449
JCET Group Co. Ltd., Class A	1,400	5,987
Jiangsu Pacific Quartz Co. Ltd., Class A	300	3,607
Jinko Solar Co. Ltd., Class A	5,700	7,088
Lens Technology Co. Ltd., Class A	4,600	8,413
Lingyi iTech Guangdong Co., Class A	6,400	5,996
LONGi Green Energy Technology Co. Ltd., Class A	6,903	20,522

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Luxshare Precision Industry Co. Ltd., Class A	6,633	$29,566
Maxscend Microelectronics Co. Ltd., Class A	512	9,930
Montage Technology Co. Ltd., Class A	1,029	8,499
National Silicon Industry Group Co. Ltd., Class A*	2,000	4,946
NAURA Technology Group Co. Ltd., Class A	500	16,423
NavInfo Co. Ltd., Class A*	2,200	3,019
Ninestar Corp., Class A	1,200	4,645
OFILM Group Co. Ltd., Class A*	3,000	4,260
Qi An Xin Technology Group, Inc., Class A*	600	3,781
Raytron Technology Co. Ltd., Class A	495	3,487
Risen Energy Co. Ltd., Class A	1,000	2,260
Rockchip Electronics Co. Ltd., Class A	300	2,765
Sanan Optoelectronics Co. Ltd., Class A	4,200	8,164
Sangfor Technologies, Inc., Class A*	400	4,728
SG Micro Corp., Class A	387	4,860
Shanghai Aiko Solar Energy Co. Ltd., Class A	1,540	3,489
Shanghai Baosight Software Co. Ltd., Class A	1,621	9,534
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	128	4,035
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	500	3,133
Shengyi Technology Co. Ltd., Class A	1,800	4,318
Shennan Circuits Co. Ltd., Class A	380	3,889
Shenzhen Goodix Technology Co. Ltd., Class A*	400	4,075
Shenzhen Kaifa Technology Co. Ltd., Class A	1,200	2,874
Shenzhen SC New Energy Technology Corp., Class A	300	2,954
Shenzhen SED Industry Co. Ltd., Class A	800	2,182
Shenzhen Sunlord Electronics Co. Ltd., Class A	800	3,039
Shenzhen Transsion Holdings Co. Ltd., Class A	696	10,786
StarPower Semiconductor Ltd., Class A	200	5,273
SUPCON Technology Co. Ltd., Class A	580	3,557
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,500	3,913
Suzhou TFC Optical Communication Co. Ltd., Class A	400	4,106
TCL Technology Group Corp., Class A*	16,800	9,834
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	3,600	8,409
Thunder Software Technology Co. Ltd., Class A	400	4,492
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	800	3,462
Tianma Microelectronics Co. Ltd., Class A*	2,500	3,806
Tianshui Huatian Technology Co. Ltd., Class A	2,200	2,754

	Number of Shares	Value
Information Technology (Continued)
TongFu Microelectronics Co. Ltd., Class A	1,200	$3,815
Tongwei Co. Ltd., Class A	4,100	14,067
Trina Solar Co. Ltd., Class A	1,952	7,370
Tsinghua Tongfang Co. Ltd., Class A*	3,100	3,516
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	739	7,498
Unisplendour Corp. Ltd., Class A*	2,508	7,098
Universal Scientific Industrial Shanghai Co. Ltd., Class A	1,700	3,550
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	400	2,991
Will Semiconductor Co. Ltd., Class A	1,115	16,901
Wingtech Technology Co. Ltd., Class A*	1,164	7,862
Wuhan Guide Infrared Co. Ltd., Class A	4,319	4,693
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,610	4,660
Wuxi Autowell Technology Co. Ltd., Class A	232	2,958
Xiamen Faratronic Co. Ltd., Class A	200	2,633
Xinjiang Daqo New Energy Co. Ltd., Class A	1,500	6,468
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	500	2,623
Yealink Network Technology Corp. Ltd., Class A	1,260	5,678
Yonyou Network Technology Co. Ltd., Class A	3,026	7,081
Zhejiang Dahua Technology Co. Ltd., Class A	3,200	8,662
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,200	7,254
Zhongji Innolight Co. Ltd., Class A	700	9,305
ZTE Corp., Class A	3,700	13,280

(Cost $745,139)		713,319

Materials — 10.5%
Aluminum Corp. of China Ltd., Class A	12,008	9,316
Anhui Conch Cement Co. Ltd., Class A	3,564	11,479
Anhui Honglu Steel Construction Group Co. Ltd., Class A	780	2,582
Asia — Potash International Investment Guangzhou Co. Ltd., Class A*	500	1,900
Baoshan Iron & Steel Co. Ltd., Class A	20,657	17,993
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,000	3,015
Canmax Technologies Co. Ltd., Class A	780	2,632
Cathay Biotech, Inc., Class A	513	3,905
Chengxin Lithium Group Co. Ltd., Class A	800	2,437
Chifeng Jilong Gold Mining Co. Ltd., Class A*	1,400	2,727
China Jushi Co. Ltd., Class A	3,672	5,692
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	3,393	9,427
China Rare Earth Resources And Technology Co. Ltd., Class A	900	3,525
CMOC Group Ltd., Class A	16,400	11,965
CNGR Advanced Material Co. Ltd., Class A	600	4,131
Do-Fluoride New Materials Co. Ltd., Class A	1,120	2,351
Ganfeng Lithium Group Co. Ltd., Class A	1,280	6,991

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Materials (Continued)
GEM Co. Ltd., Class A	3,500	$2,764
Guangdong HEC Technology Holding Co. Ltd., Class A*	2,600	2,421
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,880	6,371
Hangzhou Oxygen Plant Group Co. Ltd., Class A	900	3,969
Haohua Chemical Science & Technology Co. Ltd., Class A	600	2,493
Henan Shenhuo Coal & Power Co. Ltd., Class A	2,100	4,638
Hengli Petrochemical Co. Ltd., Class A*	6,220	12,220
Hengyi Petrochemical Co. Ltd., Class A*	2,260	2,171
Hesteel Co. Ltd., Class A	11,200	3,403
Hoshine Silicon Industry Co. Ltd., Class A	700	4,868
Huafon Chemical Co. Ltd., Class A	4,000	3,843
Huaibei Mining Holdings Co. Ltd., Class A	2,300	5,102
Hubei Feilihua Quartz Glass Co. Ltd., Class A	500	2,910
Hubei Xingfa Chemicals Group Co. Ltd., Class A	1,200	3,161
Hunan Valin Steel Co. Ltd., Class A	6,100	4,724
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	40,000	8,570
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	6,495	3,529
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	3,700	3,290
Jiangsu Eastern Shenghong Co. Ltd., Class A	5,800	8,220
Jiangsu Yangnong Chemical Co. Ltd., Class A	390	3,531
Jiangsu Yoke Technology Co. Ltd., Class A	500	4,311
Jiangxi Copper Co. Ltd., Class A	1,844	4,573
Jinduicheng Molybdenum Co. Ltd., Class A	3,000	3,987
LB Group Co. Ltd., Class A	2,000	4,834
Luxi Chemical Group Co. Ltd., Class A	800	1,114
Ningbo Shanshan Co. Ltd., Class A	2,200	4,116
Ningxia Baofeng Energy Group Co. Ltd., Class A	6,600	13,559
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	8,500	4,035
Qinghai Salt Lake Industry Co. Ltd., Class A*	4,900	10,876
Rongsheng Petrochemical Co. Ltd., Class A	9,228	13,892
Satellite Chemical Co. Ltd., Class A*	2,586	5,780
Shandong Gold Mining Co. Ltd., Class A	3,253	10,568
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,870	7,817
Shandong Nanshan Aluminum Co. Ltd., Class A	9,900	3,993
Shandong Sun Paper Industry JSC Ltd., Class A	2,600	4,373
Shanghai Putailai New Energy Technology Co. Ltd., Class A	2,001	6,431
Shanxi Meijin Energy Co. Ltd., Class A*	3,700	3,746

	Number of Shares	Value
Materials (Continued)
Shanxi Taigang Stainless Steel Co. Ltd., Class A	5,400	$2,919
Shenghe Resources Holding Co. Ltd., Class A	1,600	2,319
Shenzhen Capchem Technology Co. Ltd., Class A	720	4,501
Shenzhen Dynanonic Co. Ltd., Class A	220	1,990
Shenzhen Senior Technology Material Co. Ltd., Class A	1,198	2,510
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	900	3,288
Sichuan Hebang Biotechnology Co. Ltd., Class A	9,200	3,015
Sinoma Science & Technology Co. Ltd., Class A	1,500	3,529
Sinomine Resource Group Co. Ltd., Class A	588	2,833
Sinopec Shanghai Petrochemical Co. Ltd., Class A*	6,570	2,686
Skshu Paint Co. Ltd., Class A*	476	3,600
Sunresin New Materials Co. Ltd., Class A	450	3,169
Tangshan Jidong Cement Co. Ltd., Class A	2,400	2,336
Tianqi Lithium Corp., Class A	1,300	9,117
Tianshan Aluminum Group Co. Ltd., Class A	4,100	3,468
Tongkun Group Co. Ltd., Class A*	2,100	3,996
Tongling Nonferrous Metals Group Co. Ltd., Class A	11,700	4,981
Wanhua Chemical Group Co. Ltd., Class A	2,900	32,752
Weihai Guangwei Composites Co. Ltd., Class A	800	2,790
Western Mining Co. Ltd., Class A	2,100	3,770
Western Superconducting Technologies Co. Ltd., Class A	610	4,482
Xiamen Tungsten Co. Ltd., Class A	1,400	3,370
Yintai Gold Co. Ltd., Class A	2,480	5,140
YongXing Special Materials Technology Co. Ltd., Class A	520	3,203
Yunnan Aluminium Co. Ltd., Class A	3,100	5,587
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	4,800	3,388
Yunnan Energy New Material Co. Ltd., Class A	900	7,420
Yunnan Tin Co. Ltd., Class A	1,700	3,285
Yunnan Yuntianhua Co. Ltd., Class A	1,800	3,962
Zangge Mining Co. Ltd., Class A	1,600	5,359
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,401	6,298
Zhejiang Juhua Co. Ltd., Class A	2,500	5,563
Zhejiang Longsheng Group Co. Ltd., Class A	3,000	3,617
Zhongjin Gold Corp. Ltd., Class A	4,500	6,787
Zijin Mining Group Co. Ltd., Class A	18,797	32,061

(Cost $554,948)		501,362

Real Estate — 1.6%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,815	11,403
China Vanke Co. Ltd., Class A	8,396	13,451

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2023 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
Gemdale Corp., Class A	4,722	$3,386
Greenland Holdings Corp. Ltd., Class A*	10,200	3,528
Hainan Airport Infrastructure Co. Ltd., Class A*	10,000	5,699
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	3,000	3,243
Poly Developments and Holdings Group Co. Ltd., Class A	11,273	16,197
Seazen Holdings Co. Ltd., Class A*	1,913	3,434
Shanghai Lingang Holdings Corp. Ltd., Class A	2,500	3,844
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	1,400	4,460
Shenzhen Overseas Chinese Town Co. Ltd., Class A*	8,300	4,010
Youngor Group Co. Ltd., Class A	4,200	3,988

(Cost $115,949)		76,643

Utilities — 4.0%
CECEP Solar Energy Co. Ltd., Class A	4,100	3,198
CECEP Wind-Power Corp., Class A	6,760	2,916
CGN Power Co. Ltd., Class A	14,200	6,025
China National Nuclear Power Co. Ltd., Class A	17,184	16,917
China Three Gorges Renewables Group Co. Ltd., Class A	26,900	17,328
China Yangtze Power Co. Ltd., Class A	22,300	71,294
Datang International Power Generation Co. Ltd., Class A	7,800	2,731
ENN Natural Gas Co. Ltd., Class A	2,500	5,612
GD Power Development Co. Ltd., Class A	16,200	8,961
Huadian Power International Corp. Ltd., Class A	7,700	5,521

	Number of Shares	Value
Utilities (Continued)
Huaneng Power International, Inc., Class A*	8,400	$9,069
SDIC Power Holdings Co. Ltd., Class A	6,700	11,634
Shanghai Electric Power Co. Ltd., Class A	2,600	3,204
Shenergy Co. Ltd., Class A	4,000	3,355
Shenzhen Energy Group Co. Ltd., Class A	4,200	3,593
Sichuan Chuantou Energy Co. Ltd., Class A	4,100	8,199
Wintime Energy Group Co. Ltd., Class A*	20,000	3,977
Zhejiang Zheneng Electric Power Co. Ltd., Class A*	10,000	6,498

(Cost $180,973)		190,032

TOTAL COMMON STOCKS (Cost $4,446,790)		4,715,036

EXCHANGE-TRADED FUNDS — 0.6%
Xtrackers Harvest CSI 300 China A-Shares ETF (a)	300	7,449
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (a)	800	22,408

(Cost $30,389)		29,857

CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b) (Cost $64,129)	64,129	64,129

TOTAL INVESTMENTS — 100.4%
(Cost $4,541,308)		$4,809,022
Other assets and liabilities, net — (0.4%)		(21,345)

NET ASSETS — 100.0%		$4,787,677

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
EXCHANGE-TRADED FUNDS — 0.6%
Xtrackers Harvest CSI 300 China A-Shares ETF (a)
4,009	35,198	(29,895)	(1,505)	(358)	—	—	300	7,449
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (a)
—	22,376	—	—	32	—	—	800	22,408

CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
61,695	142,206	(139,772)	—	—	582	—	64,129	64,129

65,704	199,780	(169,667)	(1,505)	(326)	582	—	65,229	93,986

*	Non-income producing security.
(a)	Affiliated fund advised by DBX Advisors LLC.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

JSC:	Joint Stock Company

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2023 (Unaudited)

At November 30, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
FTSE China A50 Index Futures	USD	2	$23,664	$23,520	12/28/2023	$(144)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,715,036	$—	$—	$4,715,036
Exchange-Traded Funds	29,857	—	—	29,857
Short-Term Investments (a)	64,129	—	—	64,129

TOTAL	$4,809,022	$—	$—	$4,809,022

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(144)	$—	$—	$(144)

TOTAL	$(144)	$—	$—	$(144)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended November 30, 2023, the amount of transfers from Level 3 to Level 1 was $3,854. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	31

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2023 (Unaudited)

	Xtrackers Harvest CSI 300 China A-Shares ETF		Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF		Xtrackers MSCI All China Equity ETF	Xtrackers MSCI China A Inclusion Equity ETF
Assets
Investment in non-affiliated securities at value	$1,992,608,080		$22,364,922		$3,270,040	$4,715,036
Investment in affiliated securities at value	—		—		3,209,369	29,857
Investment in DWS Government Money Market Series	—		—		972	64,129
Cash	410,108		—		—	—
Foreign currency at value	5,437,927	†	82,879	†	9,156	—
Deposit with broker for futures contracts	—		—		—	1,540
Receivables:
Investment securities sold	—		—		27,653	158,916
Dividends	—		—		1,499	—
Interest	—		—		5	67
Securities lending income	—		—		1	—

Total assets	$1,998,456,115		$22,447,801		$6,518,695	$4,969,545

Liabilities
Due to custodian	$—		$1		$—	$—
Due to foreign custodian	—		—		—	43,444
Payables:
Investment securities purchased	—		—		30,034	135,358
Investment advisory fees	1,067,306		11,866		1,050	2,353
Variation margin on futures contracts	—		—		—	713

Total liabilities	1,067,306		11,867		31,084	181,868

Net Assets, at value	$1,997,388,809		$22,435,934		$6,487,611	$4,787,677

Net Assets Consist of
Paid-in capital	$2,632,741,037		$42,186,730		$23,359,493	$6,005,654
Distributable earnings (loss)	(635,352,228)		(19,750,796)		(16,871,882)	(1,217,977)

Net Assets, at value	$1,997,388,809		$22,435,934		$6,487,611	$4,787,677

Number of Common Shares outstanding	80,150,001		800,001		250,001	250,001

Net Asset Value	$24.92		$28.04		$25.95	$19.15

Investment in non-affiliated securities at cost	$1,978,525,233		$24,981,219		$4,526,506	$4,446,790

Investment in affiliated securities at cost	$—		$—		$4,661,121	$30,389

Investment in DWS Government Money Market Series at cost	$—		$—		$972	$64,129

Foreign currency at cost	$5,342,448		$81,135		$9,518	$—

†

Included in foreign currency at value is $150,160 and $9,550 respectively which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

See Notes to Financial Statements.	32

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2023 (Unaudited)

	Xtrackers Harvest CSI 300 China A-Shares ETF	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	Xtrackers MSCI All China Equity ETF	Xtrackers MSCI China A Inclusion Equity ETF
Investment Income
Unaffiliated interest income	$3,624	$80	$—	$—
Unaffiliated dividend income*	43,826,189	264,386	65,792	91,759
Income distributions from affiliated funds	—	—	64	582
Affiliated securities lending income	—	—	89	—

Total investment income	43,829,813	264,466	65,945	92,341

Expenses
Investment advisory fees	6,861,599	78,974	16,914	15,061
Other expenses	58	58	58	58

Total expenses	6,861,657	79,032	16,972	15,119

Less fees waived (see note 3):
Waiver	—	—	(10,139)	(85)

Net expenses	6,861,657	79,032	6,833	15,034

Net investment income (loss)	36,968,156	185,434	59,112	77,307

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(94,734,518)	(837,944)	(140,249)	(33,655)
Investments in affiliates	—	—	(5,189)	(1,505)
Futures contracts	—	—	612	(944)
Foreign currency transactions	(685,170)	(6,583)	(195)	104

Net realized gain (loss)	(95,419,688)	(844,527)	(145,021)	(36,000)

Net change in unrealized appreciation (depreciation) on:
Investments	(80,736,182)	(1,437,068)	126,532	(402,568)
Investments in affiliates	—	—	(259,445)	(326)
Futures contracts	—	—	349	205
Foreign currency translations	190,746	3,341	400	(6)

Net change in unrealized appreciation (depreciation)	(80,545,436)	(1,433,727)	(132,164)	(402,695)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(175,965,124)	(2,278,254)	(277,185)	(438,695)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(138,996,968)	$(2,092,820)	$(218,073)	$(361,388)

* Unaffiliated foreign tax withheld	$4,879,897	$29,650	$5,194	$10,248

See Notes to Financial Statements.	33

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Harvest CSI 300 China A-Shares ETF		Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
	For the Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$36,968,156	$34,057,288	$185,434	$336,436
Net realized gain (loss)	(95,419,688)	(145,222,998)	(844,527)	(1,591,517)
Net change in net unrealized appreciation (depreciation)	(80,545,436)	(198,385,419)	(1,433,727)	(36,890)

Net increase (decrease) in net assets resulting from operations	(138,996,968)	(309,551,129)	(2,092,820)	(1,291,971)

Distributions to Shareholders	—	(23,017,176)	—	(463,728)

Fund Shares Transactions
Proceeds from shares sold	181,797,791	2,304,709,929	—	1,649,807
Value of shares redeemed	(378,479,342)	(1,311,138,220)	(1,350,737)	(8,194,136)

Net increase (decrease) in net assets resulting from fund share transactions	(196,681,551)	993,571,709	(1,350,737)	(6,544,329)

Total net increase (decrease) in Net Assets	(335,678,519)	661,003,404	(3,443,557)	(8,300,028)

Net Assets
Beginning of period	2,333,067,328	1,672,063,924	25,879,491	34,179,519

End of period	$1,997,388,809	$2,333,067,328	$22,435,934	$25,879,491

Changes in Shares Outstanding
Shares outstanding, beginning of period	87,250,001	54,250,001	850,001	1,050,001
Shares sold	7,150,000	75,050,000	—	50,000
Shares redeemed	(14,250,000)	(42,050,000)	(50,000)	(250,000)

Shares outstanding, end of period	80,150,001	87,250,001	800,001	850,001

See Notes to Financial Statements.	34

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI All China Equity ETF		Xtrackers MSCI China A Inclusion Equity ETF
	For the Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023	For the Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$59,112	$151,494	$77,307	$84,996
Net realized gain (loss)	(145,021)	(521,954)	(36,000)	(72,011)
Net change in net unrealized appreciation (depreciation)	(132,164)	(763,439)	(402,695)	(744,455)

Net increase (decrease) in net assets resulting from operations	(218,073)	(1,133,899)	(361,388)	(731,470)

Distributions to Shareholders	—	(129,968)	—	(95,723)

Fund Shares Transactions
Proceeds from shares sold	—	—	—	—
Value of shares redeemed	—	(1,474,801)	—	—

Net increase (decrease) in net assets resulting from fund share transactions	—	(1,474,801)	—	—

Total net increase (decrease) in Net Assets	(218,073)	(2,738,668)	(361,388)	(827,193)

Net Assets
Beginning of period	6,705,684	9,444,352	5,149,065	5,976,258

End of period	$6,487,611	$6,705,684	$4,787,677	$5,149,065

Changes in Shares Outstanding
Shares outstanding, beginning of period	250,001	300,001	250,001	250,001
Shares sold	—	—	—	—
Shares redeemed	—	(50,000)	—	—

Shares outstanding, end of period	250,001	250,001	250,001	250,001

See Notes to Financial Statements.	35

DBX ETF Trust

Financial Highlights

Xtrackers Harvest CSI 300 China A-Shares ETF Selected Per Share Data	For the Six Months Ended 11/30/2023 (Unaudited)		Years Ended May 31,
			2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$26.74		$30.82	$41.83	$27.18	$26.27	$29.56

Income (loss) from investment operations:
Net investment income (loss)(a)	0.46		0.46	0.36	0.30	0.29	0.22
Net realized and unrealized gain (loss)	(2.28)		(4.22)	(11.02)	14.67	0.91	(3.22)

Total from investment operations	(1.82)		(3.76)	(10.66)	14.97	1.20	(3.00)

Less distributions from:
Net investment income	—		(0.32)	(0.35)	(0.32)	(0.29)	—
Net realized gains	—		—	—	—	—	(0.29)

Total distributions	—		(0.32)	(0.35)	(0.32)	(0.29)	(0.29)

Net Asset Value, end of period	$24.92		$26.74	$30.82	$41.83	$27.18	$26.27

Total Return (%)	(6.81	)**	(12.28)	(25.67)	55.20	4.50	(10.02)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	1,997		2,333	1,672	2,715	1,271	1,449
Ratio of expenses (%)	0.65	*	0.65	0.65	0.65	0.65	0.65
Ratio of net investment income (loss) (%)	3.50	*	1.55	0.97	0.79	1.05	0.87
Portfolio turnover rate (%)(b)	14	**	69	95	78	115	81

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF Selected Per Share Data	For the Six Months Ended 11/30/2023 (Unaudited)		Years Ended May 31,
			2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$30.45		$32.55	$38.36	$27.59	$25.93	$32.53

Income (loss) from investment operations:
Net investment income (loss)(a)	0.22		0.36	0.28	0.13	0.17	0.20
Net realized and unrealized gain (loss)	(2.63)		(1.88)	(5.77)	10.79	1.65	(6.80)

Total from investment operations	(2.41)		(1.52)	(5.49)	10.92	1.82	(6.60)

Less distributions from:
Net investment income	—		(0.58)	(0.32)	(0.15)	(0.16)	—

Total distributions	—		(0.58)	(0.32)	(0.15)	(0.16)	—

Net Asset Value, end of period	$28.04		$30.45	$32.55	$38.36	$27.59	$25.93

Total Return (%)	(7.91	)**	(4.71)	(14.50)	39.64	7.02	(20.29)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	22		26	34	40	30	74
Ratio of expenses (%)	0.65	*	0.65	0.65	0.65	0.65	0.65
Ratio of net investment income (loss) (%)	1.53	*	1.13	0.73	0.37	0.63	0.74
Portfolio turnover rate (%)(b)	13	**	41	62	34	48	16

(a)	Based on average shares outstanding during the period.
(b)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	36

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI All China Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2023 (Unaudited)		Years Ended May 31,
			2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$26.82		$31.48	$46.64	$32.66	$31.13	$37.78

Income (loss) from investment operations:
Net investment income (loss)(a)	0.24		0.55	0.54	0.48	0.76	0.36
Net realized and unrealized gain (loss)	(1.11)		(4.69)	(14.93)	13.85	2.21	(6.42)

Total from investment operations	(0.87)		(4.14)	(14.39)	14.33	2.97	(6.06)

Less distributions from:
Net investment income	—		(0.52)	(0.77)	(0.35)	(1.44)	(0.59)

Total distributions	—		(0.52)	(0.77)	(0.35)	(1.44)	(0.59)

Net Asset Value, end of period	$25.95		$26.82	$31.48	$46.64	$32.66	$31.13

Total Return (%)(b)	(3.24	)**	(13.28)	(31.15)	43.94	9.35	(15.89)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	6		7	9	35	20	227
Ratio of expenses before fee waiver (%)(c)	0.50	*	0.50	0.50	0.50	0.50	0.50
Ratio of expenses after fee waiver (%)(c)	0.20	*	0.19	0.21	0.25	0.26	0.28
Ratio of net investment income (loss) (%)	1.75	*	1.83	1.34	1.10	2.27	1.07
Portfolio turnover rate (%)(d)	1	**	7	5	8	14	102

Xtrackers MSCI China A Inclusion Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2023 (Unaudited)		Years Ended May 31,
			2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$20.60		$23.90	$31.38	$19.98	$18.75	$20.80

Income (loss) from investment operations:
Net investment income (loss)(a)	0.31		0.34	0.32	0.20	0.41	0.15
Net realized and unrealized gain (loss)	(1.76)		(3.26)	(7.55)	11.44	1.19	(2.03)

Total from investment operations	(1.45)		(2.92)	(7.23)	11.64	1.60	(1.88)

Less distributions from:
Net investment income	—		(0.38)	(0.25)	(0.24)	(0.37)	(0.17)

Total distributions	—		(0.38)	(0.25)	(0.24)	(0.37)	(0.17)

Net Asset Value, end of period	$19.15		$20.60	$23.90	$31.38	$19.98	$18.75

Total Return (%)(b)	(7.04	)**	(12.32)	(23.20)	58.37	8.49	(8.91)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5		5	6	16	14	83
Ratio of expenses before fee waiver (%)(c)	0.60	*	0.60	0.60	0.60	0.60	0.60
Ratio of expenses after fee waiver (%)(c)	0.60	*	0.60	0.60	0.60	0.60	0.60
Ratio of net investment income (loss) (%)	3.08	*	1.48	1.11	0.74	2.03	0.75
Portfolio turnover rate (%)(d)	5	**	12	18	33	27	180

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	37

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2023, the Trust consists of forty-four investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Harvest CSI 300 China A-Shares ETF
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Xtrackers MSCI All China Equity ETF
Xtrackers MSCI China A Inclusion Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Harvest CSI 300 China A-Shares ETF	CSI 300 Index
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	CSI 500 Index
Xtrackers MSCI All China Equity ETF	MSCI China All Shares Index
Xtrackers MSCI China A Inclusion Equity ETF	MSCI China A Inclusion Index

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index generally must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for specified time periods, have demonstrated positive performance, and not be subject to abnormal volatility or other evidence of possible market manipulation, among other factors. The composition of the Underlying Index is reviewed every six-months.

CSI 500 Index is calculated and maintained by China Securities Index Co., Ltd. is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index generally must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for specified time periods, have demonstrated positive performance, and not be subject to abnormal volatility or other evidence of possible market manipulation, among other factors. The composition of the Underlying Index is reviewed every six-months.

MSCI China All Shares Index and MSCI China A Inclusion Equity Index are each calculated and maintained by MSCI, Inc. (“MSCI”). The MSCI China All Share Index is designed to capture large- and mid-capitalization representation across all China securities listed in Hong Kong, Shanghai and Shenzhen. The Underlying Index is intended to give investors a means of tracking the overall performance of equity securities that are a representative sample of the entire Chinese investment universe. The Underlying Index is comprised of A-Shares, H-Shares, B-Shares, Red chips and P chips share classes as well as securities of Chinese companies listed outside of China (e.g. American depository receipts). The Underlying Index is rebalanced on a quarterly basis.

38

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The MSCI China A Inclusion Index is designed to track the equity market performance of China A-Shares that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together “Stock Connect”). “A-Shares” are equity securities issued by companies incorporated in mainland China and are denominated in renminbi. Certain eligible A-Shares are traded on the Shanghai or Shenzhen Stock Exchanges. The Underlying Index is designed to track the inclusion of A-Shares in the MSCI Emerging Markets Index over time and is constructed by MSCI by applying eligibility criteria for the MSCI Global Investable Market Indexes, and then excluding mid- and small-capitalization A-Shares (as determined by MSCI), A-Shares suspended for trading for more than 50 days in the past 12 months and A-Shares that are not accessible through Stock Connect. The Underlying Index is weighted by each issuer’s free float-adjusted market capitalization (i.e., includes only shares that are readily available for trading in the market) available to foreign investors and includes only large-capitalization companies, as determined by MSCI. The Underlying Index is rebalanced on a quarterly basis.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is a diversified series of the Trust. In addition, each Fund, with the exception of Xtrackers MSCI All China Equity ETF, may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

39

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Investments in open-end investment companies are valued at their NAV each business day and are categorized as a Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax

40

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2023, the Funds did not incur any interest or penalties.

At May 31, 2023, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Harvest CSI 300 China A-Shares ETF	$360,440,664	$106,754,229	$467,194,893
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	14,446,255	1,274,166	15,720,421
Xtrackers MSCI All China Equity ETF	8,211,386	5,835,377	14,046,763
Xtrackers MSCI China A Inclusion Equity ETF	1,388,705	62,745	1,451,450

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2023, the Fund listed below incurred and will elect to defer late year ordinary losses as follows. The Funds had no post-October capital losses.

Late Year Ordinary Losses
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	$7,668

As of May 31, 2023, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Harvest CSI 300 China A-Shares ETF	$2,370,902,961	$(44,198,192)	$234,245,855	$(278,444,047)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	27,686,651	(1,927,298)	3,275,951	(5,203,249)
Xtrackers MSCI All China Equity ETF	9,457,373	(2,708,475)	221,165	(2,929,640)
Xtrackers MSCI China A Inclusion Equity ETF	4,586,096	561,902	1,206,229	(644,327)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

The Funds’ direct investments in China A-Shares will be subject to a number of Chinese tax rules and the application of many of those rules is evolving. Chinese taxes that may apply to the Funds’ direct investments in A-Shares include withholding income tax (“WHT”) on dividends, WHT on bank deposit interest, WHT on capital gains realized from the disposal of equity investments prior to November 17, 2014 and stamp duty. China imposes WHT at a rate of 10% on dividends on shares and interest income derived by non People’s Republic of

41

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

China (“PRC”) enterprises including Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFII”) from PRC resident issuers, subject to any lower rate provided by an applicable tax treaty.

Since November 17, 2014, QFIIs and RQFIIs have been temporarily exempt from WHT with respect to gains derived from the trading of equity investments (including shares in PRC enterprises). With respect to gains derived from equity investments prior to November 17, 2014, QFIIs and RQFIIs are subject to WHT at a rate of 10% on such gains on a gross basis, subject to any lower rate provided by an applicable tax treaty. The above WHT treatment applies to QFIIs and RQFIIs which do not have a permanent establishment (“PE”) in the PRC. The Funds do not have PEs in the PRC, therefore, the Funds are only subject to WHT at 10% with respect to gross realized gains derived from the disposal of land-rich A-Share companies and exempt from WHT with respect to gross realized gains derived from non land-rich A-Share companies prior to November 17, 2014 as long as treaty relief is eligible. Land-rich enterprises refer to companies whose value of immovable property in the PRC is greater than 50% of the value of their total assets at any time during the three-year period before the alienation of the PRC companies’ shares. The WHT relating to the realized gains from shares in land-rich companies prior to November 17, 2014 has been paid by the Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF while realized gains from shares in non land-rich companies prior to November 17, 2014 were granted treaty relief pursuant to the PRC-US Double Taxation Arrangement.

The PRC rules for taxation of QFIIs and RQFIIs are evolving and the tax regulations to be issued by the PRC State Taxation Administration and/or PRC Ministry of Finance, as well as the practices adopted by the local PRC authorities, may apply retroactively which may adversely affect the Fund and its shareholders.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    Prior to September 27, 2023, the Bank of New York Mellon served as securities lending agent for the Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF. Effective September 27, 2023, Deutsche Bank AG, serves as securities lending agent for Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF and may lend securities of the Funds to certain financial institutions under the terms if its securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2023, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.10% annualized effective rate as of November 30, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The

42

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2023, the Funds had no securities on loan.

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended Novem 30, 2023, Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2023 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2023 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI China A Inclusion Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$(144)

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2023 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers MSCI All China Equity ETF	$612
Xtrackers MSCI China A Inclusion Equity ETF	(944)

43

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers MSCI All China Equity ETF	$349
Xtrackers MSCI China A Inclusion Equity ETF	205

For the period ended November 30, 2023 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers MSCI All China Equity ETF	$11,130
Xtrackers MSCI China A Inclusion Equity ETF	17,903

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Harvest Global Investments Limited serves as investment sub-Advisor (the “Sub-Advisor”) to the Xtrackers Harvest CSI 300 China A-Shares ETF and the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Harvest CSI 300 China A-Shares ETF	0.65%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	0.65%
Xtrackers MSCI All China Equity ETF	0.50%
Xtrackers MSCI China A Inclusion Equity ETF	0.60%

The Advisor for Xtrackers MSCI All China Equity ETF has contractually agreed, until November 14, 2024, to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. In addition, the Advisor has contractually agreed, until September 30, 2024, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the Fund from exceeding 0.50% of the Fund’s average daily net assets. For the period ended November 30, 2023, the Advisor waived $10,102 of the expenses of the Fund which were attributable to the Fund’s investments in affiliated funds.

The Advisor for Xtrackers MSCI China A Inclusion Equity ETF has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s

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DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

investments in affiliated funds. For the period ended November 30, 2023, the advisor waived $74 of the expenses of the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired funds’ fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended November 30, 2023, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers MSCI All China Equity ETF	$37
Xtrackers MSCI China A Inclusion Equity ETF	11

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2023, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Harvest CSI 300 China A-Shares ETF	$288,506,886	$447,135,543
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	3,016,711	4,136,201
Xtrackers MSCI All China Equity ETF	145,365	79,414
Xtrackers MSCI China A Inclusion Equity ETF	346,178	249,855

5. Fund Share Transactions

As of November 30, 2023, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of Xtrackers MSCI All China Equity ETF generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF and Xtrackers MSCI China A Inclusion Equity ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, Xtrackers MSCI China A Inclusion Equity ETF may have a concentration of several shareholders, including affiliated funds, holding a significant percentage of shares outstanding. Investment

45

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

activities of these shareholders could have a material impact on the Fund. As of November 30, 2023, Xtrackers MSCI All China Equity ETF held 62% of the total shares outstanding of the Fund.

7. Investing in China

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade or regulatory limitations; restrictions on foreign ownership which require U.S. investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers; custody risks associated with investing through Stock Connect, a Qualified Foreign Investor (“QFI”) or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; different and less stringent financial reporting standards; and increased political pressure from the U.S. and other countries to restrict the ability of investors outside China to invest in Chinese issuers.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, Xtrackers MSCI China A Inclusion Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at November 30, 2023.

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DBX ETF Trust

Other Information (Unaudited)

Regulatory Update — Tailored Shareholder Report

Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF”) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging” shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Funds’ current shareholder reports, including the Funds’ investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index” that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Funds’ current shareholder reports.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards, the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the Funds which may reduce Fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the Funds to achieve its investment objective. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security and the Fund excludes it, the Fund’s tracking error may increase and the performance of the Fund and Underlying Index may diverge.

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The CSI Indexes are calculated by China Securities Index Co., Ltd. (CSI). CSI does not make any warranties, express or implied, to its customers or any other party regarding the accuracy or completeness of any data related to the Index. All information is provided for information purposes only. CSI accepts no liability for any errors or any loss arising from the use of information it provides.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2024 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Investment sub-advisor Harvest Global Investments Limited 31/F, One Exchange Square 8 Connaught Place Central, Hong Kong	Administrator, custodian, fund accounting agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-049076-8 (1/24) DBX005765 (1/25)

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date February 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date February 2, 2024

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Treasurer and Chief Financial Officer

Date February 2, 2024